UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07725

SEASONS SERIES TRUST

(Exact name of registrant as specified in charter)

21650 Oxnard Street, Woodland Hills, CA	91367
(Address of principal executive offices)	(Zip code)

John T. Genoy

President

SunAmerica Asset Management, LLC

30 Hudson Street, 16th Floor

Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: March 31

Date of reporting period: March 31, 2024

Item 1. Reports to Stockholders

(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

SEASONS SERIES TRUST

ANNUAL REPORT

MARCH 31, 2024

Seasons Series Trust

ANNUAL REPORT MARCH 31, 2024

* Not Part of the Annual Report

Seasons Series Trust

PRESIDENT’S LETTER

Dear Seasons Series Trust Investor:

We are pleased to present the annual report for the Seasons Series Trust, the underlying investment for the Seasons family of variable annuities issued by our affiliated life companies.

This report contains the investment information and the financial statements of the Seasons Series Trust portfolios for the reporting period ended March 31, 2024.

If you have any questions regarding your investment, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Sincerely,

John T. Genoy

President

Seasons Series Trust

Note: All performance figures quoted are for the Seasons Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investment prices can fall or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments here or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

The portfolio operating expenses for a fund-of-funds are typically higher than those of a traditional portfolio because you pay the expenses of that portfolio and indirectly pay a proportionate share of the expenses of the underlying portfolios.

Investments are not guaranteed or endorsed by any bank, are not a deposit or obligation of any bank, and are not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank or Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

1

Seasons Series Trust

EXPENSE EXAMPLE — March 31, 2024 (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Seasons Series Trust (the “Trust’’), you incur ongoing costs, including management fees and/or service (12b-1) fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at October 1, 2023 and held until March 31, 2024. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts’’) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The “Actual” section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended March 31, 2024” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended March 31, 2024” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended March 31, 2024” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended March 31, 2024” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended March 31, 2024” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

Seasons Series Trust

EXPENSE EXAMPLE — March 31, 2024 (unaudited) — (continued)

	Actual			Hypothetical
Portfolio	Beginning Account Value at October 1, 2023	Ending Account Value Using Actual Return at March 31, 2024	Expenses Paid During the Six Months Ended March 31, 2024*	Beginning Account Value at October 1, 2023	Ending Account Value Using a Hypothetical 5% Annual Return at March 31, 2024	Expenses Paid During the Six Months Ended March 31, 2024*	Annualized Expense Ratio*
SA Allocation Balanced#
Class 1	$1,000.00	$1,123.52	$0.74	$1,000.00	$1,024.30	$0.71	0.14%
Class 3	$1,000.00	$1,121.76	$2.07	$1,000.00	$1,023.05	$1.97	0.39%
SA Allocation Growth#
Class 1	$1,000.00	$1,179.79	$0.65	$1,000.00	$1,024.40	$0.61	0.12%
Class 3	$1,000.00	$1,179.30	$2.02	$1,000.00	$1,023.15	$1.87	0.37%
SA Allocation Moderate Growth#
Class 1	$1,000.00	$1,159.03	$0.65	$1,000.00	$1,024.40	$0.61	0.12%
Class 3	$1,000.00	$1,157.91	$2.00	$1,000.00	$1,023.15	$1.87	0.37%
SA Allocation Moderate#
Class 1	$1,000.00	$1,144.87	$0.70	$1,000.00	$1,024.35	$0.66	0.13%
Class 3	$1,000.00	$1,143.71	$2.04	$1,000.00	$1,023.10	$1.92	0.38%
SA American Century Inflation Protection#
Class 1	$1,000.00	$1,048.39	$2.97	$1,000.00	$1,022.10	$2.93	0.58%
Class 3	$1,000.00	$1,047.25	$4.25	$1,000.00	$1,020.85	$4.19	0.83%
SA Columbia Focused Value#
Class 1	$1,000.00	$1,182.93	$3.98	$1,000.00	$1,021.35	$3.69	0.73%
Class 2	$1,000.00	$1,181.39	$4.80	$1,000.00	$1,020.60	$4.45	0.88%
Class 3	$1,000.00	$1,180.92	$5.34	$1,000.00	$1,020.10	$4.95	0.98%
SA Multi-Managed Diversified Fixed Income
Class 1	$1,000.00	$1,066.41	$3.67	$1,000.00	$1,021.45	$3.59	0.71%
Class 2	$1,000.00	$1,064.58	$4.44	$1,000.00	$1,020.70	$4.34	0.86%
Class 3	$1,000.00	$1,064.76	$4.96	$1,000.00	$1,020.20	$4.85	0.96%
SA Multi-Managed Growth#
Class 1	$1,000.00	$1,220.47	$5.94	$1,000.00	$1,019.65	$5.40	1.07%
Class 2	$1,000.00	$1,218.82	$6.77	$1,000.00	$1,018.90	$6.16	1.22%
Class 3	$1,000.00	$1,218.54	$7.32	$1,000.00	$1,018.40	$6.66	1.32%
SA Multi-Managed Income#
Class 1	$1,000.00	$1,105.15	$6.00	$1,000.00	$1,019.30	$5.76	1.14%
Class 2	$1,000.00	$1,105.96	$6.79	$1,000.00	$1,018.55	$6.51	1.29%
Class 3	$1,000.00	$1,103.60	$7.31	$1,000.00	$1,018.05	$7.01	1.39%
SA Multi-Managed Income/Equity#
Class 1	$1,000.00	$1,140.50	$6.05	$1,000.00	$1,019.35	$5.70	1.13%
Class 2	$1,000.00	$1,138.87	$6.84	$1,000.00	$1,018.60	$6.46	1.28%
Class 3	$1,000.00	$1,137.69	$7.38	$1,000.00	$1,018.10	$6.96	1.38%
SA Multi-Managed International Equity#
Class 1	$1,000.00	$1,155.74	$5.77	$1,000.00	$1,019.65	$5.40	1.07%
Class 2	$1,000.00	$1,154.71	$6.57	$1,000.00	$1,018.90	$6.16	1.22%
Class 3	$1,000.00	$1,154.10	$7.11	$1,000.00	$1,018.40	$6.66	1.32%
SA Multi-Managed Large Cap Growth#
Class 1	$1,000.00	$1,258.97	$4.40	$1,000.00	$1,021.10	$3.94	0.78%
Class 2	$1,000.00	$1,258.95	$5.25	$1,000.00	$1,020.35	$4.70	0.93%
Class 3	$1,000.00	$1,257.88	$5.81	$1,000.00	$1,019.85	$5.20	1.03%
SA Multi-Managed Large Cap Value
Class 1	$1,000.00	$1,180.17	$4.47	$1,000.00	$1,020.90	$4.14	0.82%
Class 2	$1,000.00	$1,179.25	$5.28	$1,000.00	$1,020.15	$4.90	0.97%
Class 3	$1,000.00	$1,178.49	$5.83	$1,000.00	$1,019.65	$5.40	1.07%
SA Multi-Managed Mid Cap Growth
Class 1	$1,000.00	$1,247.00	$5.62	$1,000.00	$1,020.00	$5.05	1.00%
Class 2	$1,000.00	$1,246.82	$6.46	$1,000.00	$1,019.25	$5.81	1.15%
Class 3	$1,000.00	$1,245.09	$7.02	$1,000.00	$1,018.75	$6.31	1.25%
SA Multi-Managed Mid Cap Value
Class 1	$1,000.00	$1,227.73	$5.46	$1,000.00	$1,020.10	$4.95	0.98%
Class 2	$1,000.00	$1,226.69	$6.29	$1,000.00	$1,019.35	$5.70	1.13%
Class 3	$1,000.00	$1,225.60	$6.84	$1,000.00	$1,018.85	$6.21	1.23%

3

Seasons Series Trust

EXPENSE EXAMPLE — March 31, 2024 (unaudited) — (continued)

	Actual			Hypothetical
Portfolio	Beginning Account Value at October 1, 2023	Ending Account Value Using Actual Return at March 31, 2024	Expenses Paid During the Six Months Ended March 31, 2024*	Beginning Account Value at October 1, 2023	Ending Account Value Using a Hypothetical 5% Annual Return at March 31, 2024	Expenses Paid During the Six Months Ended March 31, 2024*	Annualized Expense Ratio*
SA Multi-Managed Moderate Growth#
Class 1	$1,000.00	$1,187.90	$5.69	$1,000.00	$1,019.80	$5.25	1.04%
Class 2	$1,000.00	$1,186.92	$6.51	$1,000.00	$1,019.05	$6.01	1.19%
Class 3	$1,000.00	$1,186.41	$7.05	$1,000.00	$1,018.55	$6.51	1.29%
SA Multi-Managed Small Cap
Class 1	$1,000.00	$1,192.49	$5.59	$1,000.00	$1,019.90	$5.15	1.02%
Class 2	$1,000.00	$1,191.38	$6.41	$1,000.00	$1,019.15	$5.91	1.17%
Class 3	$1,000.00	$1,190.96	$6.96	$1,000.00	$1,018.65	$6.41	1.27%
SA Putnam Asset Allocation: Diversified Growth#
Class 1	$1,000.00	$1,208.41	$5.36	$1,000.00	$1,020.15	$4.90	0.97%
Class 2	$1,000.00	$1,207.31	$6.18	$1,000.00	$1,019.40	$5.65	1.12%
Class 3	$1,000.00	$1,207.03	$6.73	$1,000.00	$1,018.90	$6.16	1.22%
SA T. Rowe Price Growth Stock
Class 1	$1,000.00	$1,260.74	$5.03	$1,000.00	$1,020.55	$4.50	0.89%
Class 2	$1,000.00	$1,259.95	$5.88	$1,000.00	$1,019.80	$5.25	1.04%
Class 3	$1,000.00	$1,258.87	$6.44	$1,000.00	$1,019.30	$5.76	1.14%

*

Expenses are equal to each Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 366 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#

During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2024” and “Annualized Expense Ratio” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2024” and the “Annualized Expense Ratio” would have been lower.

4

Seasons Series Trust SA Allocation Balanced Portfolio
PORTFOLIO PROFILE — March 31, 2024— (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	56.8%
Domestic Equity Investment Companies	34.6
International Equity Investment Companies	8.7
100.1%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Balanced Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Fixed Income Investment Companies — 56.8%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	773,213	$ 6,703,760
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,093,645	31,060,192
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	253,378	2,723,816
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,264,030	14,599,544
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,609,628	15,178,788
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	666,915	6,595,793
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	4,100,507	33,255,112
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,496,516	7,871,674
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,495,373	19,589,383
Total Domestic Fixed Income Investment Companies (cost $151,799,305)		137,578,062
Domestic Equity Investment Companies — 34.6%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	142,758	2,952,240
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	376,784	4,837,903
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	366,429	5,031,071
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	81,865	1,107,629
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	101,199	1,766,939
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	133,594	1,505,602
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	95,153	2,094,316
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	97,843	6,068,240
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	89,264	1,221,132
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	136,810	1,643,087
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	259,772	5,236,998
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	82,991	1,369,360
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	88,787	1,806,812
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	82,508	1,017,327
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	204,909	1,403,629
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1†	103,468	1,955,549
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	154,900	5,291,369
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	150,937	3,485,124
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	142,959	2,674,763
Security Description	Shares or Principal Amount	Value

Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	258,158	$ 6,435,868
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	172,704	6,405,590
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	326,471	6,457,590
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	289,734	4,574,906
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	140,514	3,244,479
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	94,943	1,444,078
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	83,783	1,069,076
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	43,965	1,664,512
Total Domestic Equity Investment Companies (cost $80,468,172)		83,765,189
International Equity Investment Companies — 8.7%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	657,473	5,950,132
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	38,933	543,895
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	212,424	3,948,963
SunAmerica Series Trust SA International Index Portfolio, Class 1	135,062	1,820,626
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	109,889	849,443
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	328,856	3,216,209
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	128,793	1,800,528
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	249,918	3,011,514
Total International Equity Investment Companies (cost $20,382,396)		21,141,310
International Fixed Income Investment Companies — 0.0%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1† (cost $100,000)	10,822	100,000
TOTAL INVESTMENTS (cost $252,749,873)(2)	100.1%	242,584,561
Other assets less liabilities	(0.1)	(137,939)
NET ASSETS	100.0%	$242,446,622
#	The Seasons Series Trust SA Allocation Balanced Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Balanced Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$242,584,561	$—	$—	$242,584,561
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

Seasons Series Trust SA Allocation Growth Portfolio
PORTFOLIO PROFILE — March 31, 2024— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	61.6%
International Equity Investment Companies	20.7
Domestic Fixed Income Investment Companies	17.7
100.0%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 61.6%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	525,737	$ 10,872,244
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,120,678	14,389,501
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,531,682	21,030,000
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	212,388	2,873,605
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	448,171	7,825,062
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	450,187	5,073,612
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	303,151	6,672,363
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	327,672	20,322,234
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	280,434	3,836,342
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	409,225	4,914,786
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	812,278	16,375,516
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	252,715	4,169,796
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	234,939	4,781,011
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	82,508	1,017,327
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	755,716	5,176,652
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1†	362,758	6,856,130
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	485,336	16,579,062
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	606,858	14,012,346
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	513,153	9,601,095
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	873,094	21,766,235
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	736,860	27,330,136
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	926,533	18,326,832
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	1,139,586	17,994,063
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	255,522	5,900,001
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	299,438	4,554,448
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	256,972	3,278,961
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	161,199	6,102,998
Total Domestic Equity Investment Companies (cost $271,705,667)		281,632,358
International Equity Investment Companies — 20.7%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,872,264	25,993,986
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies (continued)
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	285,411	$ 3,987,195
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	926,595	17,225,395
SunAmerica Series Trust SA International Index Portfolio, Class 1	577,542	7,785,263
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	670,168	5,180,399
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,500,847	14,678,283
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	462,633	6,467,615
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	1,101,998	13,279,082
Total International Equity Investment Companies (cost $90,391,993)		94,597,218
Domestic Fixed Income Investment Companies — 17.7%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	458,945	3,979,056
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,725,435	17,323,364
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	156,228	1,679,455
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	784,933	9,065,973
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,021,276	9,630,632
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	315,920	3,124,447
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	2,387,163	19,359,896
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	955,044	5,023,530
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	906,215	11,871,422
Total Domestic Fixed Income Investment Companies (cost $87,207,504)		81,057,775
International Fixed Income Investment Companies — 0.0%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1† (cost $100,000)	10,823	100,000
TOTAL INVESTMENTS (cost $449,405,164)(2)	100.0%	457,387,351
Other assets less liabilities	(0.0)	(214,238)
NET ASSETS	100.0%	$457,173,113
#	The Seasons Series Trust SA Allocation Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$457,387,351	$—	$—	$457,387,351
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

Seasons Series Trust SA Allocation Moderate Growth Portfolio
PORTFOLIO PROFILE — March 31, 2024— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	51.6%
Domestic Fixed Income Investment Companies	32.1
International Equity Investment Companies	16.3
100.0%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 51.6%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	487,120	$ 10,073,633
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,108,821	14,237,266
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,340,574	18,406,084
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	208,390	2,819,513
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	338,639	5,912,643
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	333,686	3,760,640
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	262,037	5,767,441
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	286,450	17,765,596
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	296,481	4,055,856
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	399,201	4,794,407
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	753,184	15,184,182
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	228,895	3,776,773
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	257,626	5,242,697
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	82,508	1,017,327
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	674,492	4,620,269
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1†	365,565	6,909,181
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	439,051	14,997,985
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	568,876	13,135,349
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	454,596	8,505,482
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	784,846	19,566,218
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	624,341	23,156,796
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	894,986	17,702,828
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	896,344	14,153,264
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	266,732	6,158,835
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	260,306	3,959,258
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	222,027	2,833,067
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	146,644	5,551,939
Total Domestic Equity Investment Companies (cost $238,626,667)		254,064,529
Domestic Fixed Income Investment Companies — 32.1%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	898,514	7,790,115
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,495,851	$ 35,098,342
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	328,374	3,530,022
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,487,781	17,183,873
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,908,589	17,997,994
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	734,200	7,261,240
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	4,654,732	37,749,874
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,753,998	9,226,029
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,711,156	22,416,151
Total Domestic Fixed Income Investment Companies (cost $174,825,969)		158,253,640
International Equity Investment Companies — 16.3%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,411,888	21,827,588
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	210,577	2,941,751
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	798,010	14,834,998
SunAmerica Series Trust SA International Index Portfolio, Class 1	477,608	6,438,156
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	550,147	4,252,637
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,241,432	12,141,208
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	398,610	5,572,564
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	1,039,069	12,520,786
Total International Equity Investment Companies (cost $75,332,205)		80,529,688
International Fixed Income Investment Companies — 0.0%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1† (cost $100,000)	10,822	100,000
TOTAL INVESTMENTS (cost $488,884,841)(2)	100.0%	492,947,857
Other assets less liabilities	(0.0)	(228,067)
NET ASSETS	100.0%	$492,719,790
#	The Seasons Series Trust SA Allocation Moderate Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$492,947,857	$—	$—	$492,947,857
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

Seasons Series Trust SA Allocation Moderate Portfolio
PORTFOLIO PROFILE — March 31, 2024— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	45.9%
Domestic Fixed Income Investment Companies	41.7
International Equity Investment Companies	12.5
100.1%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Moderate Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 45.9%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	192,695	$ 3,984,936
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	599,418	7,696,522
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	696,309	9,560,329
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	108,966	1,474,315
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	143,265	2,501,408
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	222,043	2,502,427
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	129,279	2,845,438
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	149,627	9,279,847
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	138,226	1,890,933
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	192,851	2,316,146
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	379,553	7,651,793
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	121,984	2,012,733
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	115,172	2,343,762
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	82,508	1,017,327
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	336,559	2,305,428
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1†	185,130	3,498,952
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	238,971	8,163,258
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	263,905	6,093,565
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	227,146	4,249,896
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	396,597	9,887,157
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	291,976	10,829,382
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	473,562	9,367,052
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	465,987	7,357,929
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	163,856	3,783,428
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	159,337	2,423,511
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	117,993	1,505,594
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	73,969	2,800,457
Total Domestic Equity Investment Companies (cost $122,591,924)		129,343,525
Domestic Fixed Income Investment Companies — 41.7%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	625,772	5,425,445
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	2,730,620	$ 27,415,427
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	213,676	2,297,014
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,094,343	12,639,658
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,435,862	13,540,180
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	516,401	5,107,210
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	3,383,708	27,441,872
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,303,005	6,853,805
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,277,001	16,728,711
Total Domestic Fixed Income Investment Companies (cost $129,786,691)		117,449,322
International Equity Investment Companies — 12.5%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,126,148	10,191,643
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	68,709	959,869
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	345,875	6,429,809
SunAmerica Series Trust SA International Index Portfolio, Class 1	212,698	2,867,172
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	211,245	1,632,925
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	553,664	5,414,831
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	203,777	2,848,807
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	409,217	4,931,058
Total International Equity Investment Companies (cost $33,587,874)		35,276,114
International Fixed Income Investment Companies — 0.0%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1† (cost $100,000)	10,823	100,000
TOTAL INVESTMENTS (cost $286,066,489)(2)	100.1%	282,168,961
Other assets less liabilities	(0.1)	(152,439)
NET ASSETS	100.0%	$282,016,522
#	The Seasons Series Trust SA Allocation Moderate Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Moderate Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$282,168,961	$—	$—	$282,168,961
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO PROFILE — March 31, 2024— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	73.9%
Other Asset Backed Securities	5.1
Foreign Government Obligations	4.2
Short-Term Investments	4.2
Collateralized Mortgage Obligations	3.9
Banks	2.6
Healthcare-Products	0.9
Oil & Gas	0.6
Machinery-Construction & Mining	0.5
Pharmaceuticals	0.4
Electric	0.4
Auto Manufacturers	0.4
Healthcare-Services	0.3
Insurance	0.3
Municipal Securities	0.2
Biotechnology	0.2
Diversified Financial Services	0.2
98.3%
Credit Quality†#
Aaa	81.1%
Aa	2.1
A	5.3
Baa	2.1
Not Rated@	9.4
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 6.8%
Auto Manufacturers — 0.4%
Honda Motor Co., Ltd.
2.27%, 03/10/2025	$ 2,130,000	$ 2,070,944
Banks — 2.6%
Bank of America Corp.
5.47%, 01/23/2035	755,000	759,921
5.82%, 09/15/2029	325,000	333,235
5.93%, 09/15/2027	3,435,000	3,481,046
Citigroup, Inc.
3.67%, 07/24/2028	330,000	313,660
6.27%, 11/17/2033	230,000	242,918
Fifth Third Bancorp
6.34%, 07/27/2029	2,175,000	2,242,144
JPMorgan Chase & Co.
4.01%, 04/23/2029	420,000	402,579
5.30%, 07/24/2029	1,160,000	1,168,618
6.09%, 10/23/2029	2,467,000	2,564,723
Truist Financial Corp.
5.71%, 01/24/2035	1,975,000	1,983,527
Wells Fargo & Co.
4.90%, 07/25/2033	465,000	448,101
5.39%, 04/24/2034	310,000	308,070
6.30%, 10/23/2029	415,000	432,239
		14,680,781
Biotechnology — 0.2%
Amgen, Inc.
5.25%, 03/02/2033	1,110,000	1,119,337
Diversified Financial Services — 0.2%
BOC Aviation USA Corp.
1.63%, 04/29/2024*	963,000	959,941
Electric — 0.4%
Duke Energy Florida LLC
5.88%, 11/15/2033	620,000	655,093
PPL Electric Utilities Corp.
4.85%, 02/15/2034	1,130,000	1,111,177
Sempra
3.30%, 04/01/2025	726,000	710,285
		2,476,555
Healthcare-Products — 0.9%
Stryker Corp.
4.85%, 12/08/2028	1,096,000	1,096,363
Thermo Fisher Scientific, Inc.
1.22%, 10/18/2024	4,000,000	3,907,602
		5,003,965
Healthcare-Services — 0.3%
Roche Holdings, Inc.
2.31%, 03/10/2027*	1,820,000	1,700,538
Insurance — 0.3%
Chubb INA Holdings LLC
5.00%, 03/15/2034	1,415,000	1,419,883
Machinery-Construction & Mining — 0.5%
Caterpillar Financial Services Corp.
3.65%, 08/12/2025	2,870,000	2,812,787
Oil & Gas — 0.6%
Exxon Mobil Corp.
2.71%, 03/06/2025	3,670,000	3,588,421
Security Description	Shares or Principal Amount	Value

Pharmaceuticals — 0.4%
AbbVie, Inc.
2.95%, 11/21/2026	$ 1,180,000	$ 1,123,830
Bristol-Myers Squibb Co.
5.20%, 02/22/2034	262,000	266,015
Eli Lilly & Co.
4.70%, 02/09/2034	1,170,000	1,163,482
		2,553,327
Total Corporate Bonds & Notes (cost $38,688,537)		38,386,479
ASSET BACKED SECURITIES — 5.1%
Other Asset Backed Securities — 5.1%
Aligned Data Centers Issuer LLC
Series 2021-1A, Class B 2.48%, 08/15/2046*	1,400,000	1,250,885
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL4, Class A 6.79%, (TSFR1M+1.46%), 11/15/2036*	1,082,000	1,073,895
Barings CLO, Ltd. FRS
Series 2018-3A, Class B1 7.03%, (TSFR3M+1.71%), 07/20/2029*	3,000,000	3,000,111
Series 2017-1A, Class C 7.96%, (TSFR3M+2.66%), 07/18/2029*	1,500,000	1,498,772
Bean Creek CLO, Ltd. FRS
Series 2015-1A, Class AR 6.60%, (TSFR3M+1.28%), 04/20/2031*	1,920,264	1,919,974
CLI Funding VI LLC
Series 2020-3A, Class A 2.07%, 10/18/2045*	2,305,635	2,082,269
Cologix Data Centers US Issuer LLC
Series 2021-1A, Class A2 3.30%, 12/26/2051*	2,175,000	1,976,265
FS Rialto FRS
Series 2019-FL1, Class B 7.34%, (TSFR1M+2.01%), 12/16/2036*	2,000,000	1,997,014
Greenwood Park CLO, Ltd. FRS
Series 2018-1A, Class A1 6.61%, (TSFR3M+1.29%), 04/15/2031*	1,621,785	1,621,978
KKR Static CLO I, Ltd. FRS
Series 2022-1A, Class BR 7.32%, (TSFR3M+2.00%), 07/20/2031*	1,925,000	1,924,869
Palmer Square CLO, Ltd. FRS
Series 2014-1A, Class A1R2 6.71%, (TSFR3M+1.39%), 01/17/2031*	1,554,323	1,555,060
Rockford Tower CLO, Ltd. FRS
Series 2017-2A, Class BR 7.08%, (TSFR3M+1.76%), 10/15/2029*	3,053,000	3,053,314
Sierra Timeshare Receivables Funding LLC
Series 2022-1A, Class C 3.94%, 10/20/2038*	468,180	446,300
Stonepeak
Series 2021-1A, Class AA 2.30%, 02/28/2033*	971,317	903,376
Tricon Residential Trust
Series 2022-SFR1, Class D 4.75%, 04/17/2039*	3,000,000	2,870,448
Wellfleet CLO, Ltd.
Series 2022-1A, Class B2 4.78%, 04/15/2034*	1,750,000	1,650,481
Total Asset Backed Securities (cost $29,251,237)		28,825,011

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.9%
Commercial and Residential — 3.6%
Angel Oak Mtg. Trust I LLC VRS
Series 2019-1, Class M1 4.50%, 11/25/2048*(1)	$ 1,059,103	$ 1,049,915
BANK VRS
Series 2020-BN29, Class XA 1.32%, 11/15/2053(1)(2)	7,021,050	463,666
Bellemeade Re, Ltd. FRS
Series 2019-3A, Class M1C 7.39%, (TSFR1M+2.06%), 07/25/2029*	1,011,582	1,012,760
BX Commercial Mtg. Trust VRS
Series 2020-VIV2, Class C 3.54%, 03/09/2044*(1)	1,504,846	1,306,239
Commercial Mtg. Trust
Series 2015-CR23, Class ASB 3.26%, 05/10/2048	882,323	874,601
Connecticut Avenue Securities Trust FRS
Series 2017-C07, Class 1EB2 6.43%, (SOFR30A+1.11%), 05/25/2030	280,251	280,302
Series 2017-C01, Class 1EB1 6.68%, (SOFR30A+1.36%), 07/25/2029	19,326	19,330
Series 2017-C02, Class 2ED3 6.78%, (SOFR30A+1.46%), 09/25/2029	508,709	509,827
Series 2022-R03, Class 1M1 7.42%, (SOFR30A+2.10%), 03/25/2042*	588,242	596,679
Series 2022-R06, Class 1M1 8.07%, (SOFR30A+2.75%), 05/25/2042*	561,667	576,410
Credit Suisse Mtg. Capital Certificates FRS
Series 2019-ICE4, Class D 6.97%, (TSFR1M+1.65%), 05/15/2036*	2,992,555	2,991,248
DBJPM Mtg. Trust
Series 2016-C1, Class AM 3.54%, 05/10/2049	2,961,000	2,784,122
Deephaven Residential Mtg. Trust
Series 2020-2, Class A3 2.86%, 05/25/2065*	1,734,921	1,701,524
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2018-AON, Class A 4.13%, 07/05/2031*	2,899,000	2,682,056
MFA Trust VRS
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(1)	228,519	207,631
Starwood Mtg. Residential Trust VRS
Series 2020-3, Class A1 1.49%, 04/25/2065*(1)	641,033	603,774
Verus Securitization Trust VRS
Series 2019-INV2, Class M1 3.50%, 07/25/2059*(1)	3,253,000	3,052,509
		20,712,593
U.S. Government Agency — 0.3%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2018-HRP2, Class M3AS 6.43%, (SOFR30A+1.11%), 02/25/2047*	652,296	652,707
Series 2022-DNA3, Class M1A 7.32%, (SOFR30A+2.00%), 04/25/2042*	1,042,786	1,056,271
		1,708,978
Total Collateralized Mortgage Obligations (cost $23,148,822)		22,421,571
Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 73.9%
U.S. Government — 52.8%
United States Treasury Bonds TIPS
0.13%, 02/15/2051 to 02/15/2052(3)		$ 7,279,361	$ 4,282,596
0.25%, 02/15/2050(3)		6,955,379	4,389,070
0.63%, 02/15/2043(3)		12,205,193	9,366,967
0.75%, 02/15/2042 to 02/15/2045(3)		31,308,833	24,480,722
0.88%, 02/15/2047(3)		13,515,209	10,416,637
1.00%, 02/15/2046 to 02/15/2049(3)		21,163,481	16,788,422
1.38%, 07/15/2033(3)		17,006,778	16,321,045
1.75%, 01/15/2028(3)		735,965	729,768
2.13%, 02/15/2041(3)		11,757,719	11,906,504
2.50%, 01/15/2029(3)		2,944,313	3,024,582
United States Treasury Notes TIPS
0.13%, 10/15/2026(3)(4)(5)		26,180,504	24,974,658
0.13%, 04/15/2027 to 01/15/2032(3)		84,621,706	76,636,012
0.25%, 07/15/2029(3)		14,345,569	13,227,026
0.38%, 01/15/2027(3)		2,553,100	2,435,141
0.50%, 01/15/2028(3)		8,338,367	7,889,615
0.63%, 07/15/2032(3)		5,731,074	5,196,663
0.75%, 07/15/2028(3)		13,156,807	12,568,567
0.88%, 01/15/2029(3)		33,101,439	31,552,289
1.13%, 01/15/2033(3)		20,600,679	19,319,560
1.25%, 04/15/2028(3)		3,392,565	3,295,542
1.75%, 01/15/2034(3)		601,896	594,187
			299,395,573
U.S. Government Agency — 21.1%
Federal Home Loan Bank
4.63%, 06/06/2025		8,200,000	8,168,964
Federal Home Loan Mtg. Corp.
2.50%, 10/01/2051		2,826,956	2,360,350
3.50%, 08/01/2052		2,898,127	2,594,901
4.50%, 10/01/2052		2,678,681	2,550,593
6.25%, 07/15/2032		18,600,000	21,141,498
Federal National Mtg. Assoc.
2.50%, 01/01/2052		11,480,241	9,567,611
4.00%, 09/01/2052		14,239,025	13,206,676
5.50%, 01/01/2053		5,709,157	5,684,403
6.00%, 01/01/2053		5,746,719	5,809,765
6.63%, 11/15/2030		23,350,000	26,353,999
Government National Mtg. Assoc.
3.00%, 09/20/2051 to 11/20/2051		10,019,736	8,839,724
5.00%, 08/20/2053		8,680,933	8,530,037
5.50%, 12/20/2052		2,518,821	2,518,815
Tennessee Valley Authority
3.88%, 03/15/2028		2,525,000	2,481,009
			119,808,345
Total U.S. Government & Agency Obligations (cost $474,975,387)			419,203,918
FOREIGN GOVERNMENT OBLIGATIONS — 4.2%
Sovereign — 4.2%
Government of Canada
3.00%, 04/01/2026	CAD	8,250,000	5,965,909
3.50%, 03/01/2028	CAD	11,500,000	8,461,378
3.75%, 05/01/2025	CAD	12,500,000	9,151,287
Total Foreign Government Obligations (cost $23,765,240)			23,578,574

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES — 0.2%
University of California Revenue Bonds
1.32%, 05/15/2027 (cost $1,442,030)	$ 1,570,000	$ 1,422,500
Total Long-Term Investment Securities (cost $591,271,253)		533,838,053
SHORT-TERM INVESTMENTS — 4.2%
Unaffiliated Investment Companies — 4.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%(6) (cost $23,536,199)	23,536,199	23,536,199
TOTAL INVESTMENTS (cost $614,807,452)(7)	98.3%	557,374,252
Other assets less liabilities	1.7	9,711,566
NET ASSETS	100.0%	$567,085,818
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA American Century Inflation Protection Portfolio has no right to demand registration of these securities. At March 31, 2024, the aggregate value of these securities was $48,975,213 representing 8.6% of net assets.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Interest Only
(3)	Principal amount of security is adjusted for inflation.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	The rate shown is the 7-day yield as of March 31, 2024.
(7)	See Note 4 for cost of investments on a tax basis.
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
CAD—Canadian Dollar
The rates shown on FRS and/or VRS are the current interest rates at March 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Inflation Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	10,000,000	USD	Fixed 3.445%	12-Month USA CPI	Maturity	Maturity	Apr 2027	$ 340	$ (68,136)	$ (67,796)
Centrally Cleared	50,000,000	USD	Fixed 3.537	12-Month USA CPI	Maturity	Maturity	Mar 2027	476	(352,507)	(352,031)
Centrally Cleared	50,000,000	USD	Fixed 3.540	12-Month USA CPI	Maturity	Maturity	Mar 2027	476	(358,844)	(358,368)
Centrally Cleared	25,000,000	USD	Fixed 3.710	12-Month USA CPI	Maturity	Maturity	Mar 2027	390	(442,857)	(442,467)
Centrally Cleared	10,000,000	USD	Fixed 3.060	12-Month USA CPI	Maturity	Maturity	Mar 2032	485	(78,319)	(77,834)
Centrally Cleared	20,000,000	USD	Fixed 3.040	12-Month USA CPI	Maturity	Maturity	Mar 2032	570	(105,702)	(105,132)
Centrally Cleared	12,500,000	USD	Fixed 2.415	12-Month USA CPI	Maturity	Maturity	Feb 2028	442	120,402	120,844
Centrally Cleared	10,000,000	USD	Fixed 2.438	12-Month USA CPI	Maturity	Maturity	Feb 2030	485	112,890	113,375
Centrally Cleared	3,800,000	USD	Fixed 2.619	12-Month USA CPI	Maturity	Maturity	Mar 2033	481	155,163	155,644
Centrally Cleared	3,000,000	USD	Fixed 2.495	12-Month USA CPI	Maturity	Maturity	May 2033	484	21,715	22,199
Centrally Cleared	8,000,000	USD	Fixed 2.662	12-Month USA CPI	Maturity	Maturity	Aug 2030	511	(46,824)	(46,313)
Centrally Cleared	5,800,000	USD	Fixed 2.650	12-Month USA CPI	Maturity	Maturity	Aug 2033	525	(35,208)	(34,683)
Centrally Cleared	18,300,000	USD	Fixed 2.370	12-Month USA CPI	Maturity	Maturity	Feb 2029	612	118,093	118,705
Centrally Cleared	1,700,000	USD	Fixed 2.485	12-Month USA CPI	Maturity	Maturity	Feb 2034	510	10,082	10,592
Centrally Cleared	4,000,000	USD	Fixed 2.433	12-Month USA CPI	Maturity	Maturity	Feb 2031	520	23,791	24,311
								$7,307	$(926,261)	$(918,954)
CPI—Consumer Price Index
USD—United States Dollar

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
120	Long	U.S. Treasury 10 Year Notes	June 2024	$13,219,721	$13,295,625	$ 75,904
148	Long	U.S. Treasury 5 Year Notes	June 2024	15,795,127	15,838,312	43,185
44	Long	U.S. Treasury Ultra 10 Year Notes	June 2024	5,011,548	5,042,812	31,264
						$150,353
						Unrealized (Depreciation)
222	Long	U.S. Treasury 2 Year Notes	June 2024	$45,427,417	$45,395,532	$ (31,885)
		Net Unrealized Appreciation (Depreciation)				$118,468
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Goldman Sachs International	CAD	31,637,495	USD	23,511,078	06/20/2024	$128,157	$—
CAD—Canadian Dollar
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$ 38,386,479	$—	$ 38,386,479
Asset Backed Securities	—	28,825,011	—	28,825,011
Collateralized Mortgage Obligations	—	22,421,571	—	22,421,571
U.S. Government & Agency Obligations	—	419,203,918	—	419,203,918
Foreign Government Obligations	—	23,578,574	—	23,578,574
Municipal Securities	—	1,422,500	—	1,422,500
Short-Term Investments	23,536,199	—	—	23,536,199
Total Investments at Value	$23,536,199	$533,838,053	$—	$557,374,252
Other Financial Instruments:†
Swaps	$ —	$ 562,136	$—	$ 562,136
Futures Contracts	150,353	—	—	150,353
Forward Foreign Currency Contracts	—	128,157	—	128,157
Total Other Financial Instruments	$ 150,353	$ 690,293	$—	$ 840,646
LIABILITIES:
Other Financial Instruments:†
Swaps	$ —	$ 1,488,397	$—	$ 1,488,397
Futures Contracts	31,885	—	—	31,885
Total Other Financial Instruments	$ 31,885	$ 1,488,397	$—	$ 1,520,282
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Columbia Focused Value Portfolio
PORTFOLIO PROFILE — March 31, 2024— (unaudited)

Industry Allocation*
Banks	15.1%
Electric	10.4
Telecommunications	10.1
Mining	6.4
Pharmaceuticals	5.7
Semiconductors	5.7
Oil & Gas	5.4
Healthcare-Services	4.7
Retail	3.8
Oil & Gas Services	3.2
Insurance	3.0
Pipelines	3.0
Internet	2.9
Agriculture	2.6
Healthcare-Products	2.4
Aerospace/Defense	2.4
Airlines	2.1
Chemicals	2.1
REITS	2.1
Software	1.9
Machinery-Construction & Mining	1.8
Repurchase Agreements	1.6
Transportation	1.6
100.0%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Columbia Focused Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.2%
Aerospace/Defense — 2.4%
RTX Corp.	80,098	$ 7,811,958
Agriculture — 2.6%
Philip Morris International, Inc.	93,717	8,586,352
Airlines — 2.1%
Southwest Airlines Co.	237,339	6,927,925
Banks — 15.1%
Bank of America Corp.	318,935	12,094,015
Citigroup, Inc.	148,549	9,394,239
JPMorgan Chase & Co.	62,325	12,483,698
Morgan Stanley	64,165	6,041,776
Wells Fargo & Co.	175,408	10,166,648
		50,180,376
Chemicals — 2.1%
FMC Corp.	107,023	6,817,365
Electric — 10.4%
AES Corp.	557,231	9,991,152
FirstEnergy Corp.	318,438	12,298,075
PG&E Corp.	735,897	12,333,634
		34,622,861
Healthcare-Products — 2.4%
Baxter International, Inc.	186,581	7,974,472
Healthcare-Services — 4.7%
Centene Corp.†	106,887	8,388,492
Humana, Inc.	20,677	7,169,129
		15,557,621
Insurance — 3.0%
MetLife, Inc.	135,882	10,070,215
Internet — 2.9%
Alphabet, Inc., Class A†	64,290	9,703,290
Machinery-Construction & Mining — 1.8%
Caterpillar, Inc.	16,362	5,995,528
Mining — 6.4%
Barrick Gold Corp.	526,659	8,763,606
Freeport-McMoRan, Inc.	264,576	12,440,363
		21,203,969
Oil & Gas — 5.4%
Chevron Corp.	51,141	8,066,981
Marathon Petroleum Corp.	48,915	9,856,373
		17,923,354
Oil & Gas Services — 3.2%
TechnipFMC PLC†	426,640	10,712,930
Pharmaceuticals — 5.7%
Bristol-Myers Squibb Co.	147,493	7,998,545
Cigna Group	30,124	10,940,736
		18,939,281
Security Description	Shares or Principal Amount	Value

Pipelines — 3.0%
Williams Cos., Inc.	251,197	$ 9,789,147
REITS — 2.1%
American Tower Corp.	34,454	6,807,766
Retail — 3.6%
Lowe's Cos., Inc.	44,842	11,422,602
Qurate Retail, Inc., Series A†	471,160	579,527
		12,002,129
Semiconductors — 5.7%
Applied Materials, Inc.	29,177	6,017,173
QUALCOMM, Inc.	75,926	12,854,272
		18,871,445
Software — 1.9%
Teradata Corp.†	164,642	6,366,706
Telecommunications — 10.1%
Cisco Systems, Inc.	167,098	8,339,861
Corning, Inc.	322,433	10,627,392
Verizon Communications, Inc.	346,841	14,553,448
		33,520,701
Transportation — 1.6%
CSX Corp.	145,245	5,384,232
Total Common Stocks (cost $242,755,004)		325,769,623
PREFERRED STOCKS — 0.2%
Retail — 0.2%
Qurate Retail, Inc. 8.00% (cost $2,199,232)	14,106	701,351
Total Long-Term Investment Securities (cost $244,954,236)		326,470,974
REPURCHASE AGREEMENTS — 1.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 03/28/2024, to be repurchased 04/01/2024 in the amount of $5,428,130 and collateralized by $6,376,800 of United States Treasury Notes, bearing interest at 3.38% due 08/15/2042 and having an approximate value of $5,535,783 (cost $5,427,165)	$5,427,165	5,427,165
TOTAL INVESTMENTS (cost $250,381,401)(1)	100.0%	331,898,139
Other assets less liabilities	(0.0)	(138,091)
NET ASSETS	100.0%	$331,760,048
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Columbia Focused Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$325,769,623	$ —	$—	$325,769,623
Preferred Stocks	701,351	—	—	701,351
Repurchase Agreements	—	5,427,165	—	5,427,165
Total Investments at Value	$326,470,974	$5,427,165	$—	$331,898,139
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO PROFILE — March 31, 2024— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	73.2%
Collateralized Mortgage Obligations	8.9
Banks	8.0
Electric	4.8
Other Asset Backed Securities	3.8
Foreign Government Obligations	2.4
Oil & Gas	1.9
Pipelines	1.7
Insurance	1.4
Media	1.3
Repurchase Agreements	1.2
Auto Loan Receivables	1.2
Software	0.9
Pharmaceuticals	0.9
Healthcare-Services	0.8
REITS	0.8
Diversified Financial Services	0.7
Telecommunications	0.7
Gas	0.6
Commercial Services	0.6
Aerospace/Defense	0.5
Municipal Securities	0.5
Agriculture	0.5
Trucking & Leasing	0.4
Mining	0.4
Semiconductors	0.4
Biotechnology	0.4
Internet	0.4
Retail	0.4
Food	0.4
Chemicals	0.4
Healthcare-Products	0.3
Environmental Control	0.3
Packaging & Containers	0.3
Computers	0.3
Building Materials	0.2
Hand/Machine Tools	0.2
Machinery-Diversified	0.2
Engineering & Construction	0.2
Energy-Alternate Sources	0.1
Apparel	0.1
Home Equity	0.1
Credit Card Receivables	0.1
Auto Manufacturers	0.1
Transportation	0.1
Beverages	0.1
Short-Term Investments	0.1
Electronics	0.1
Advertising	0.1
Cosmetics/Personal Care	0.1
Lodging	0.1
Forest Products & Paper	0.1
Investment Companies	0.1
123.9%
Credit Quality†#
Aaa	63.8%
Aa	1.1
A	9.0
Baa	14.7
Ba	2.5
B	0.7
Caa	0.4

Ca	0.1
Not Rated@	7.7
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 32.4%
Advertising — 0.1%
Lamar Media Corp.
3.63%, 01/15/2031	$ 585,000	$ 513,297
Aerospace/Defense — 0.5%
BAE Systems PLC
5.13%, 03/26/2029*	425,000	426,471
Boeing Co.
3.38%, 06/15/2046	50,000	33,718
5.04%, 05/01/2027	130,000	127,548
5.15%, 05/01/2030	518,000	501,169
5.81%, 05/01/2050	65,000	61,498
5.93%, 05/01/2060	711,000	666,587
L3Harris Technologies, Inc.
5.05%, 06/01/2029	430,000	428,626
5.25%, 06/01/2031	51,000	50,905
5.35%, 06/01/2034	505,000	505,005
5.40%, 07/31/2033	86,000	86,540
Lockheed Martin Corp.
4.45%, 05/15/2028	61,000	60,420
Northrop Grumman Corp.
4.95%, 03/15/2053	38,000	35,698
5.15%, 05/01/2040	500,000	489,837
5.20%, 06/01/2054	47,000	45,774
Raytheon Technologies Corp.
5.38%, 02/27/2053	73,000	71,994
RTX Corp.
6.40%, 03/15/2054	42,000	47,517
		3,639,307
Agriculture — 0.5%
BAT Capital Corp.
5.83%, 02/20/2031	575,000	579,935
6.00%, 02/20/2034	335,000	339,203
Philip Morris International, Inc.
5.13%, 02/15/2030	190,000	189,998
5.13%, 02/13/2031	295,000	293,066
5.38%, 02/15/2033	1,405,000	1,416,543
5.63%, 09/07/2033	510,000	521,548
		3,340,293
Airlines — 0.0%
Air Canada
3.88%, 08/15/2026*	30,000	28,633
American Airlines, Inc.
7.25%, 02/15/2028*	32,000	32,497
8.50%, 05/15/2029*	25,000	26,411
British Airways Pass Through Trust
2.90%, 09/15/2036*	90,057	77,767
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd.
5.75%, 01/20/2026*	47,697	44,762
United Airlines, Inc.
4.63%, 04/15/2029*	54,000	50,220
		260,290
Apparel — 0.1%
Tapestry, Inc.
7.05%, 11/27/2025	155,000	158,189
7.35%, 11/27/2028	405,000	426,750
7.70%, 11/27/2030	103,000	109,841
William Carter Co.
5.63%, 03/15/2027*	151,000	149,974
		844,754
Security Description		Shares or Principal Amount	Value

Auto Manufacturers — 0.1%
Cummins, Inc.
4.90%, 02/20/2029		$ 24,000	$ 24,131
5.45%, 02/20/2054		20,000	20,447
Ford Motor Co.
3.25%, 02/12/2032		70,000	58,226
4.75%, 01/15/2043		229,000	190,157
General Motors Financial Co., Inc.
2.70%, 06/10/2031		60,000	50,014
2.75%, 06/20/2025		47,000	45,419
5.75%, 02/08/2031		25,000	25,271
5.80%, 01/07/2029		153,000	155,695
5.85%, 04/06/2030		72,000	73,436
Hyundai Capital America
5.35%, 03/19/2029*		54,000	54,187
5.80%, 06/26/2025*		41,000	41,094
6.50%, 01/16/2029*		40,000	41,965
			780,042
Banks — 8.0%
Banca Comerciala Romana SA
7.63%, 05/19/2027	EUR	200,000	226,902
Banca Transilvania SA
8.88%, 04/27/2027	EUR	300,000	342,744
Banco de Credito del Peru S.A.
3.13%, 07/01/2030		120,000	114,917
Banco Santander SA
5.54%, 03/14/2030		600,000	599,941
5.59%, 08/08/2028		200,000	202,825
6.35%, 03/14/2034		600,000	600,432
Bank of America Corp.
0.98%, 09/25/2025		145,000	141,641
1.90%, 07/23/2031		930,000	763,285
1.92%, 10/24/2031		520,000	423,707
2.30%, 07/21/2032		1,800,000	1,472,955
2.46%, 10/22/2025		285,000	279,879
2.57%, 10/20/2032		900,000	746,661
2.59%, 04/29/2031		260,000	224,158
2.69%, 04/22/2032		1,175,000	994,579
3.31%, 04/22/2042		59,000	45,448
3.85%, 03/08/2037		160,000	141,451
3.97%, 02/07/2030		106,000	100,450
4.08%, 04/23/2040		129,000	111,455
4.18%, 11/25/2027		55,000	53,387
4.57%, 04/27/2033		65,000	61,745
5.20%, 04/25/2029		575,000	575,544
5.47%, 01/23/2035		160,000	161,043
5.93%, 09/15/2027		1,180,000	1,195,818
6.11%, 01/29/2037		119,000	126,389
Bank of Ireland Group PLC
5.60%, 03/20/2030*		700,000	699,132
Bank of New York Mellon Corp.
4.98%, 03/14/2030		255,000	255,219
5.19%, 03/14/2035		335,000	333,452
6.32%, 10/25/2029		945,000	997,194
Bank of Nova Scotia
4.59%, 05/04/2037		130,000	117,844
5.65%, 02/01/2034		115,000	118,468
BankUnited, Inc.
5.13%, 06/11/2030		223,000	206,873
Barclays PLC
3.56%, 09/23/2035		208,000	178,372
5.69%, 03/12/2030		845,000	849,399
9.63%, 12/15/2029(1)		395,000	418,859

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
BNP Paribas SA
1.68%, 06/30/2027*	$ 200,000	$ 184,251
5.89%, 12/05/2034*	435,000	454,831
BPCE SA
5.72%, 01/18/2030*	395,000	396,952
6.71%, 10/19/2029*	970,000	1,014,822
7.00%, 10/19/2034*	605,000	658,578
CaixaBank SA
5.67%, 03/15/2030*	200,000	199,884
Citigroup, Inc.
1.28%, 11/03/2025	430,000	418,294
2.57%, 06/03/2031	30,000	25,635
2.90%, 11/03/2042	26,000	18,670
3.11%, 04/08/2026	89,000	86,747
3.67%, 07/24/2028	32,000	30,416
4.45%, 09/29/2027	130,000	126,463
5.17%, 02/13/2030	1,010,000	1,005,287
5.88%, 02/22/2033	86,000	88,836
6.00%, 10/31/2033	293,000	301,718
6.17%, 05/25/2034	33,000	33,511
Citizens Financial Group, Inc.
2.64%, 09/30/2032	275,000	210,703
5.84%, 01/23/2030	310,000	309,555
Cooperatieve Rabobank UA
1.00%, 09/24/2026*	286,000	267,576
Credit Agricole SA
6.25%, 01/10/2035*	365,000	370,995
6.32%, 10/03/2029*	340,000	352,485
Danske Bank A/S
0.98%, 09/10/2025*	200,000	195,550
1.62%, 09/11/2026*	340,000	320,073
5.71%, 03/01/2030*	225,000	226,438
Deutsche Bank AG
2.31%, 11/16/2027	865,000	790,837
3.74%, 01/07/2033	400,000	330,403
Fifth Third Bancorp
5.63%, 01/29/2032	90,000	90,092
Goldman Sachs Group, Inc.
1.54%, 09/10/2027	120,000	109,651
1.99%, 01/27/2032	210,000	169,931
2.38%, 07/21/2032	987,000	809,693
2.62%, 04/22/2032	990,000	830,859
3.21%, 04/22/2042	76,000	57,148
4.22%, 05/01/2029	51,000	49,089
4.41%, 04/23/2039	210,000	187,988
4.48%, 08/23/2028	655,000	640,351
6.75%, 10/01/2037	186,000	203,212
HSBC Holdings PLC
2.21%, 08/17/2029	420,000	368,099
2.25%, 11/22/2027	200,000	184,327
5.21%, 08/11/2028	425,000	423,772
5.40%, 08/11/2033	445,000	443,736
5.89%, 08/14/2027	770,000	776,736
6.33%, 03/09/2044	250,000	268,142
7.40%, 11/13/2034	225,000	246,077
Huntington Bancshares, Inc.
2.55%, 02/04/2030	26,000	22,120
6.21%, 08/21/2029	140,000	143,292
Huntington National Bank
5.65%, 01/10/2030	250,000	251,396
Intesa Sanpaolo SpA
4.95%, 06/01/2042*	215,000	160,391
Security Description		Shares or Principal Amount	Value

Banks (continued)
7.78%, 06/20/2054*		$ 200,000	$ 213,287
7.80%, 11/28/2053*		300,000	340,367
JPMorgan Chase & Co.
2.01%, 03/13/2026		210,000	203,021
2.07%, 06/01/2029		190,000	168,540
2.53%, 11/19/2041		307,000	214,238
2.55%, 11/08/2032		1,066,000	887,026
2.58%, 04/22/2032		315,000	266,313
3.51%, 01/23/2029		1,060,000	1,002,688
3.54%, 05/01/2028		141,000	134,699
3.96%, 01/29/2027		325,000	317,242
4.85%, 07/25/2028		325,000	322,259
4.91%, 07/25/2033		35,000	34,270
5.30%, 07/24/2029		730,000	735,423
5.34%, 01/23/2035		490,000	491,915
6.07%, 10/22/2027		435,000	443,842
6.09%, 10/23/2029		365,000	379,458
6.13%, 04/30/2024(1)		118,000	117,647
M&T Bank Corp.
5.05%, 01/27/2034		1,155,000	1,073,788
7.41%, 10/30/2029		730,000	769,903
Manufacturers & Traders Trust Co.
4.70%, 01/27/2028		576,000	554,977
mBank SA
0.97%, 09/21/2027	EUR	300,000	290,027
Mitsubishi UFJ Financial Group, Inc.
4.79%, 07/18/2025		200,000	199,303
Mizuho Financial Group, Inc.
5.78%, 07/06/2029		200,000	204,357
Morgan Stanley
1.16%, 10/21/2025		56,000	54,527
1.51%, 07/20/2027		156,000	143,177
1.59%, 05/04/2027		46,000	42,550
1.79%, 02/13/2032		450,000	359,722
1.93%, 04/28/2032		410,000	329,089
2.24%, 07/21/2032		410,000	334,924
2.48%, 09/16/2036		17,000	13,445
2.51%, 10/20/2032		220,000	181,977
2.70%, 01/22/2031		820,000	716,422
3.22%, 04/22/2042		90,000	68,835
3.62%, 04/01/2031		30,000	27,514
5.16%, 04/20/2029		970,000	969,217
5.30%, 04/20/2037		97,000	93,062
5.45%, 07/20/2029		220,000	221,929
5.94%, 02/07/2039		33,000	32,801
6.41%, 11/01/2029		945,000	990,892
Morgan Stanley VRS
3.59%, 07/22/2028(2)		230,000	218,524
NatWest Group PLC
3.03%, 11/28/2035		200,000	167,335
OTP Bank Nyrt
7.35%, 03/04/2026	EUR	350,000	385,161
7.50%, 05/25/2027		200,000	205,520
PNC Financial Services Group, Inc.
5.68%, 01/22/2035		275,000	277,505
6.04%, 10/28/2033		240,000	248,134
Regions Financial Corp.
7.38%, 12/10/2037		85,000	96,016
Signature Bank
4.00%, 10/15/2030		166,000	76,753
Societe Generale SA
6.22%, 06/15/2033*		1,055,000	1,057,053

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Standard Chartered PLC
7.02%, 02/08/2030*	$ 290,000	$ 306,895
7.77%, 11/16/2028*	200,000	213,954
Swedbank AB
1.54%, 11/16/2026*	254,000	231,713
Texas Capital Bancshares, Inc.
4.00%, 05/06/2031	61,000	52,623
UBS Group AG
2.75%, 02/11/2033*	215,000	175,640
3.09%, 05/14/2032*	250,000	212,642
4.28%, 01/09/2028*	945,000	911,976
4.75%, 05/12/2028*	350,000	342,951
6.25%, 09/22/2029*	380,000	392,050
6.44%, 08/11/2028*	370,000	380,926
6.54%, 08/12/2033*	725,000	764,360
US Bancorp
2.49%, 11/03/2036	274,000	215,570
Valley National Bancorp
3.00%, 06/15/2031	96,000	69,858
Wells Fargo & Co.
2.57%, 02/11/2031	363,000	312,911
2.88%, 10/30/2030	68,000	60,112
3.07%, 04/30/2041	70,000	52,375
3.35%, 03/02/2033	1,330,000	1,153,945
4.30%, 07/22/2027	318,000	309,750
4.81%, 07/25/2028	180,000	177,357
4.90%, 07/25/2033	1,228,000	1,183,371
5.39%, 04/24/2034	50,000	49,689
5.50%, 01/23/2035	215,000	215,506
5.57%, 07/25/2029	900,000	910,667
5.61%, 01/15/2044	52,000	51,226
6.49%, 10/23/2034	480,000	514,835
Zions Bancorp NA
3.25%, 10/29/2029	250,000	204,779
		54,882,135
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	128,000	121,640
Bacardi, Ltd./Bacardi-Martini BV
5.25%, 01/15/2029*	100,000	99,009
5.40%, 06/15/2033*	200,000	198,317
Constellation Brands, Inc.
4.35%, 05/09/2027	35,000	34,269
PepsiCo, Inc.
3.60%, 02/18/2028	46,000	44,435
3.90%, 07/18/2032	51,000	48,350
4.00%, 03/05/2042	22,000	19,885
		565,905
Biotechnology — 0.4%
Amgen, Inc.
2.80%, 08/15/2041	103,000	74,624
3.15%, 02/21/2040	39,000	29,966
4.40%, 05/01/2045	24,000	20,851
5.25%, 03/02/2030	149,000	151,265
5.25%, 03/02/2033	1,016,000	1,024,547
5.65%, 03/02/2053	45,000	45,853
5.75%, 03/02/2063	170,000	173,391
Gilead Sciences, Inc.
5.55%, 10/15/2053	41,000	42,438
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.
2.80%, 09/15/2050	$ 50,000	$ 31,488
Royalty Pharma PLC
2.15%, 09/02/2031	686,000	552,876
2.20%, 09/02/2030	730,000	606,506
		2,753,805
Building Materials — 0.2%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	745,000	710,866
Carrier Global Corp.
3.38%, 04/05/2040	90,000	70,462
5.90%, 03/15/2034	21,000	22,071
Lennox International, Inc.
5.50%, 09/15/2028	104,000	105,407
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	48,000	40,205
Standard Industries, Inc.
3.38%, 01/15/2031*	26,000	21,800
4.38%, 07/15/2030*	710,000	637,967
		1,608,778
Chemicals — 0.4%
Celanese US Holdings LLC
6.17%, 07/15/2027	765,000	779,160
6.33%, 07/15/2029	290,000	300,716
6.55%, 11/15/2030	460,000	483,837
CF Industries, Inc.
5.38%, 03/15/2044	92,000	86,540
Dow Chemical Co.
5.60%, 02/15/2054	53,000	52,791
Eastman Chemical Co.
5.63%, 02/20/2034	355,000	356,968
5.75%, 03/08/2033	63,000	64,068
Ecolab, Inc.
2.70%, 12/15/2051	90,000	58,194
5.25%, 01/15/2028	57,000	58,076
Methanex Corp.
5.13%, 10/15/2027	25,000	24,181
Minerals Technologies, Inc.
5.00%, 07/01/2028*	36,000	34,421
RPM International, Inc.
2.95%, 01/15/2032	33,000	27,930
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029*	26,000	7,540
Westlake Corp.
3.38%, 08/15/2061	80,000	50,841
		2,385,263
Coal — 0.0%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	16,000	16,091
Commercial Services — 0.6%
Ashtead Capital, Inc.
4.38%, 08/15/2027*	1,000,000	959,276
5.80%, 04/15/2034*	280,000	279,715
Avis Budget Car/Finance
5.38%, 03/01/2029*	25,000	23,300
Deluxe Corp.
8.00%, 06/01/2029*	43,000	39,647
Ford Foundation
2.82%, 06/01/2070	75,000	45,849

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
Garda World Security Corp.
6.00%, 06/01/2029*	$ 40,000	$ 35,802
Hertz Corp.
4.63%, 12/01/2026*	25,000	22,688
Howard University
2.29%, 10/01/2026	100,000	92,323
2.70%, 10/01/2029	250,000	220,833
2.80%, 10/01/2030	100,000	87,364
2.90%, 10/01/2031	100,000	86,095
3.48%, 10/01/2041	95,000	68,645
Metis Merger Sub LLC
6.50%, 05/15/2029*	22,000	20,924
Mobius Merger Sub, Inc.
9.00%, 06/01/2030*	30,000	29,740
MPH Acquisition Holdings LLC
5.75%, 11/01/2028*	25,000	19,716
PROG Holdings, Inc.
6.00%, 11/15/2029*	29,000	27,104
Quanta Services, Inc.
2.35%, 01/15/2032	62,000	50,380
2.90%, 10/01/2030	59,000	51,586
3.05%, 10/01/2041	52,000	37,152
S&P Global, Inc.
2.70%, 03/01/2029	84,000	76,312
Service Corp. International
3.38%, 08/15/2030	560,000	484,985
5.13%, 06/01/2029	724,000	704,480
Sotheby's
7.38%, 10/15/2027*	85,000	79,142
TriNet Group, Inc.
3.50%, 03/01/2029*	28,000	25,113
Triton Container International, Ltd.
2.05%, 04/15/2026*	131,000	120,712
3.15%, 06/15/2031*	86,000	69,335
Upbound Group, Inc.
6.38%, 02/15/2029*	40,000	38,833
		3,797,051
Computers — 0.3%
Ahead DB Holdings LLC
6.63%, 05/01/2028*	45,000	40,725
Apple, Inc.
1.40%, 08/05/2028	145,000	127,434
2.65%, 05/11/2050	59,000	39,177
2.70%, 08/05/2051	35,000	23,164
3.95%, 08/08/2052	50,000	42,141
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	762,000	713,798
5.95%, 08/04/2033	19,000	19,656
Dell International LLC/EMC Corp.
3.38%, 12/15/2041	99,000	73,645
8.10%, 07/15/2036	69,000	83,410
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026	110,000	102,673
5.25%, 07/01/2028	82,000	82,690
Leidos, Inc.
4.38%, 05/15/2030	75,000	71,066
5.75%, 03/15/2033	45,000	46,132
McAfee Corp.
7.38%, 02/15/2030*	55,000	50,437
NCR Voyix Corp.
5.13%, 04/15/2029*	26,000	24,114
Security Description	Shares or Principal Amount	Value

Computers (continued)
Seagate HDD Cayman
4.09%, 06/01/2029	$ 20,000	$ 18,450
Wipro IT Services LLC
1.50%, 06/23/2026	250,000	230,321
		1,789,033
Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co.
4.13%, 04/01/2029*	21,000	19,269
Estee Lauder Cos., Inc.
4.38%, 05/15/2028	57,000	56,150
Haleon US Capital LLC
3.63%, 03/24/2032	250,000	225,302
Kenvue, Inc.
4.90%, 03/22/2033	67,000	66,943
Procter & Gamble Co.
3.95%, 01/26/2028	89,000	87,754
		455,418
Distribution/Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/2028	265,000	269,686
Windsor Holdings III LLC
8.50%, 06/15/2030*	21,000	22,019
		291,705
Diversified Financial Services — 0.7%
AG Issuer LLC
6.25%, 03/01/2028*	24,000	23,502
Ally Financial, Inc.
6.70%, 02/14/2033	30,000	30,309
Avolon Holdings Funding, Ltd.
6.38%, 05/04/2028*	24,000	24,485
Bread Financial Holdings, Inc.
9.75%, 03/15/2029*	47,000	48,912
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	30,000	29,219
Capital One Financial Corp.
1.88%, 11/02/2027	1,870,000	1,710,791
3.27%, 03/01/2030	570,000	513,486
5.70%, 02/01/2030	25,000	25,213
6.31%, 06/08/2029	580,000	596,273
7.62%, 10/30/2031	675,000	745,534
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	55,000	46,392
Credit Acceptance Corp.
9.25%, 12/15/2028*	30,000	32,267
Discover Financial Services
7.96%, 11/02/2034	310,000	351,137
Enact Holdings, Inc.
6.50%, 08/15/2025*	20,000	19,996
Enova International, Inc.
8.50%, 09/15/2025*	51,000	50,893
goeasy, Ltd.
4.38%, 05/01/2026*	3,000	2,877
7.63%, 07/01/2029*	25,000	25,036
Intercontinental Exchange, Inc.
4.95%, 06/15/2052	77,000	73,007
5.20%, 06/15/2062	57,000	55,798
LFS Topco LLC
5.88%, 10/15/2026*	26,000	24,115
Macquarie Airfinance Holdings, Ltd.
6.40%, 03/26/2029*	85,000	86,345
6.50%, 03/26/2031*	75,000	76,337

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Nasdaq, Inc.
5.95%, 08/15/2053	$ 22,000	$ 23,184
6.10%, 06/28/2063	27,000	28,790
Synchrony Financial
4.50%, 07/23/2025	207,000	202,839
USAA Capital Corp.
3.38%, 05/01/2025*	150,000	147,138
		4,993,875
Electric — 4.8%
AES Corp.
2.45%, 01/15/2031	127,000	103,906
5.45%, 06/01/2028	55,000	54,893
Alabama Power Co.
3.45%, 10/01/2049	520,000	384,366
4.15%, 08/15/2044	445,000	375,459
Algonquin Power & Utilities Corp.
5.37%, 06/15/2026(3)	25,000	24,865
Alliant Energy Finance LLC
5.95%, 03/30/2029*	36,000	37,077
Ameren Corp.
5.00%, 01/15/2029	785,000	780,706
5.70%, 12/01/2026	33,000	33,439
American Electric Power Co., Inc.
5.63%, 03/01/2033	50,000	50,763
Arizona Public Service Co.
5.55%, 08/01/2033	225,000	227,531
6.35%, 12/15/2032	220,000	234,790
Avangrid, Inc.
3.20%, 04/15/2025	173,000	168,565
Calpine Corp.
3.75%, 03/01/2031*	48,000	42,034
5.00%, 02/01/2031*	31,000	28,436
Clearway Energy Operating LLC
3.75%, 01/15/2032*	20,000	16,814
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	595,000	519,051
4.97%, 05/01/2046	35,000	29,225
CMS Energy Corp.
3.75%, 12/01/2050	54,000	44,238
4.75%, 06/01/2050	71,000	65,392
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	490,000	337,052
3.95%, 04/01/2050	65,000	52,774
4.45%, 03/15/2044	34,000	29,904
5.50%, 03/15/2034	195,000	201,441
Dominion Energy, Inc.
3.38%, 04/01/2030	318,000	288,996
5.38%, 11/15/2032	1,717,000	1,726,754
5.75%, 10/01/2054	76,000	75,528
6.30%, 03/15/2033	35,000	36,872
DTE Electric Co.
3.95%, 03/01/2049	100,000	81,079
DTE Energy Co.
4.88%, 06/01/2028	82,000	81,073
Duke Energy Carolinas LLC
3.55%, 03/15/2052	31,000	22,570
4.00%, 09/30/2042	145,000	120,663
5.40%, 01/15/2054	21,000	20,899
6.00%, 01/15/2038	40,000	42,389
Duke Energy Corp.
2.55%, 06/15/2031	1,475,000	1,241,974
Security Description	Shares or Principal Amount	Value

Electric (continued)
4.50%, 08/15/2032	$ 535,000	$ 507,156
4.85%, 01/05/2029	260,000	257,547
5.00%, 08/15/2052	180,000	162,930
Duke Energy Florida LLC
5.95%, 11/15/2052	34,000	36,111
Duke Energy Indiana LLC
2.75%, 04/01/2050	675,000	427,755
4.90%, 07/15/2043	135,000	125,908
Duke Energy Ohio, Inc.
5.55%, 03/15/2054	210,000	209,453
5.65%, 04/01/2053	24,000	24,338
Duke Energy Progress LLC
4.00%, 04/01/2052	232,000	184,087
4.15%, 12/01/2044	900,000	746,448
Edison International
4.13%, 03/15/2028	150,000	143,918
5.25%, 11/15/2028	305,000	303,926
6.95%, 11/15/2029	635,000	680,296
Emera US Finance LP
4.75%, 06/15/2046	101,000	82,992
Emera, Inc.
6.75%, 06/15/2076	425,000	419,740
Entergy Mississippi LLC
3.50%, 06/01/2051	44,000	31,866
Entergy Texas, Inc.
4.50%, 03/30/2039	115,000	103,938
5.00%, 09/15/2052	24,000	21,921
Evergy, Inc.
2.90%, 09/15/2029	745,000	665,443
Eversource Energy
5.13%, 05/15/2033	365,000	357,643
5.50%, 01/01/2034	300,000	300,033
FirstEnergy Transmission LLC
4.55%, 04/01/2049*	101,000	85,462
Georgia Power Co.
3.25%, 03/15/2051	101,000	70,885
4.30%, 03/15/2042	300,000	261,357
4.75%, 09/01/2040	195,000	180,370
5.25%, 03/15/2034	220,000	222,221
India Clean Energy Holdings
4.50%, 04/18/2027	200,000	183,226
Indianapolis Power & Light Co.
5.70%, 04/01/2054*	32,000	32,085
Interstate Power & Light Co.
3.50%, 09/30/2049	78,000	56,291
Investment Energy Resources, Ltd.
6.25%, 04/26/2029*	200,000	192,025
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	490,000	489,838
Kentucky Power Co.
7.00%, 11/15/2033*	109,000	116,668
Liberty Utilities Finance GP
2.05%, 09/15/2030*	61,000	49,402
Metropolitan Edison Co.
5.20%, 04/01/2028*	96,000	96,094
Monongahela Power Co.
5.85%, 02/15/2034*	295,000	302,952
Narragansett Electric Co.
5.35%, 05/01/2034*	48,000	48,369
National Rural Utilities Cooperative Finance Corp.
5.80%, 01/15/2033	375,000	390,163

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
National Rural Utilities Cooperative Finance Corp. FRS
8.49%, (TSFR3M+3.17%), 04/30/2043	$ 66,000	$ 65,835
New York State Electric & Gas Corp.
5.85%, 08/15/2033*	74,000	76,347
Nextera Energy Capital Holdings, Inc.
2.25%, 06/01/2030	195,000	166,037
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025	37,000	37,159
NextEra Energy Operating Partners LP
7.25%, 01/15/2029*	45,000	46,042
Niagara Mohawk Power Corp.
5.29%, 01/17/2034*	675,000	664,256
NRG Energy, Inc.
3.63%, 02/15/2031*	75,000	64,722
Oglethorpe Power Corp.
4.50%, 04/01/2047	330,000	274,530
Ohio Edison Co.
5.50%, 01/15/2033*	355,000	354,183
Oklahoma Gas & Electric Co.
5.60%, 04/01/2053	22,000	22,003
Oncor Electric Delivery Co. LLC
4.15%, 06/01/2032	56,000	52,631
5.65%, 11/15/2033	435,000	452,501
Pacific Gas & Electric Co.
2.50%, 02/01/2031	1,585,000	1,318,052
3.95%, 12/01/2047	105,000	78,547
4.30%, 03/15/2045	92,000	72,697
4.40%, 03/01/2032	450,000	414,557
4.50%, 07/01/2040	40,000	34,156
4.55%, 07/01/2030	175,000	166,341
4.95%, 06/08/2025	59,000	58,511
5.25%, 03/01/2052	271,000	241,822
5.45%, 06/15/2027	84,000	84,241
5.90%, 06/15/2032	65,000	66,110
6.10%, 01/15/2029	1,030,000	1,061,390
6.15%, 01/15/2033	630,000	649,366
6.40%, 06/15/2033	910,000	958,175
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	30,000	27,964
Public Service Co. of Colorado
2.70%, 01/15/2051	167,000	100,880
3.70%, 06/15/2028	122,000	116,665
4.10%, 06/15/2048	50,000	39,512
Public Service Co. of Oklahoma
2.20%, 08/15/2031	88,000	71,920
Public Service Electric & Gas Co.
5.45%, 03/01/2054	290,000	299,033
Public Service Enterprise Group, Inc.
5.20%, 04/01/2029	180,000	180,138
5.45%, 04/01/2034	110,000	110,203
6.13%, 10/15/2033	480,000	503,868
Puget Energy, Inc.
2.38%, 06/15/2028	520,000	463,771
3.65%, 05/15/2025	1,840,000	1,796,710
San Diego Gas & Electric Co.
5.55%, 04/15/2054	27,000	27,388
Southern California Edison Co.
2.75%, 02/01/2032	320,000	270,745
4.88%, 02/01/2027	58,000	57,823
5.15%, 06/01/2029	375,000	376,540
Security Description	Shares or Principal Amount	Value

Electric (continued)
5.20%, 06/01/2034	$ 940,000	$ 930,579
5.75%, 04/15/2054	150,000	152,142
5.85%, 11/01/2027	58,000	59,541
5.88%, 12/01/2053	330,000	340,100
5.95%, 11/01/2032	160,000	167,784
Southern Co.
3.70%, 04/30/2030	81,000	75,083
5.20%, 06/15/2033	255,000	254,802
Southwestern Electric Power Co.
5.30%, 04/01/2033	715,000	706,370
Termocandelaria Power, Ltd.
7.88%, 01/30/2029	140,000	138,838
Union Electric Co.
3.90%, 04/01/2052	43,000	34,007
Virginia Electric & Power Co.
2.45%, 12/15/2050	159,000	93,365
5.00%, 04/01/2033	605,000	596,843
5.00%, 01/15/2034	525,000	515,478
5.35%, 01/15/2054	95,000	93,121
Vistra Operations Co. LLC
5.00%, 07/31/2027*	70,000	67,783
Wisconsin Power & Light Co.
5.38%, 03/30/2034	180,000	181,197
Xcel Energy, Inc.
4.60%, 06/01/2032	335,000	315,019
		32,797,798
Electrical Components & Equipment — 0.0%
EnerSys
4.38%, 12/15/2027*	44,000	41,619
Electronics — 0.1%
Honeywell International, Inc.
1.75%, 09/01/2031	73,000	59,248
4.25%, 01/15/2029	57,000	56,056
4.95%, 09/01/2031	51,000	51,369
5.35%, 03/01/2064	87,000	88,148
Imola Merger Corp.
4.75%, 05/15/2029*	30,000	28,130
Jabil, Inc.
5.45%, 02/01/2029	29,000	29,146
Trimble, Inc.
4.90%, 06/15/2028	37,000	36,783
6.10%, 03/15/2033	39,000	40,743
TTM Technologies, Inc.
4.00%, 03/01/2029*	40,000	36,280
Vontier Corp.
2.95%, 04/01/2031	114,000	95,292
		521,195
Energy-Alternate Sources — 0.1%
Energo-Pro AS
8.50%, 02/04/2027*	580,000	585,377
Greenko Power II, Ltd.
4.30%, 12/13/2028	319,500	292,396
		877,773
Engineering & Construction — 0.2%
International Airport Finance SA
12.00%, 03/15/2033*	904,751	959,036
Jacobs Engineering Group, Inc.
5.90%, 03/01/2033	30,000	30,369
6.35%, 08/18/2028	39,000	40,310

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Engineering & Construction (continued)
VM Consolidated, Inc.
5.50%, 04/15/2029*	$ 35,000	$ 33,554
		1,063,269
Entertainment — 0.0%
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	15,000	13,678
6.50%, 02/15/2032*	4,000	4,035
Ontario Gaming GTA LP
8.00%, 08/01/2030*	20,000	20,600
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	35,000	32,965
Warnermedia Holdings, Inc.
4.05%, 03/15/2029	81,000	75,826
5.05%, 03/15/2042	29,000	24,925
5.39%, 03/15/2062	22,000	18,257
		190,286
Environmental Control — 0.3%
Clean Harbors, Inc.
4.88%, 07/15/2027*	1,175,000	1,139,752
Covanta Holding Corp.
5.00%, 09/01/2030	30,000	26,438
Enviri Corp.
5.75%, 07/31/2027*	46,000	43,313
Republic Services, Inc.
5.00%, 04/01/2034	67,000	66,510
Veralto Corp.
5.35%, 09/18/2028*	520,000	526,749
Waste Connections, Inc.
2.20%, 01/15/2032	115,000	94,174
4.25%, 12/01/2028	42,000	40,950
Waste Management, Inc.
4.63%, 02/15/2030	26,000	25,877
4.88%, 02/15/2034	140,000	139,042
		2,102,805
Food — 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.50%, 02/15/2028*	70,000	70,743
C&S Group Enterprises LLC
5.00%, 12/15/2028*	72,000	57,618
Conagra Brands, Inc.
7.00%, 10/01/2028	112,000	120,562
General Mills, Inc.
4.70%, 01/30/2027	28,000	27,760
4.95%, 03/29/2033	39,000	38,565
5.50%, 10/17/2028	24,000	24,492
Hormel Foods Corp.
4.80%, 03/30/2027	68,000	67,931
J.M. Smucker Co.
5.90%, 11/15/2028	46,000	47,698
6.50%, 11/15/2043	27,000	29,294
Kraft Heinz Foods Co.
4.38%, 06/01/2046	176,000	148,640
4.88%, 10/01/2049	43,000	38,912
Kroger Co.
3.88%, 10/15/2046	21,000	16,240
Mars, Inc.
4.65%, 04/20/2031*	59,000	58,234
McCormick & Co., Inc.
4.95%, 04/15/2033	31,000	30,658
Security Description	Shares or Principal Amount	Value

Food (continued)
Minerva Luxembourg SA
4.38%, 03/18/2031	$ 410,000	$ 342,779
8.88%, 09/13/2033	200,000	210,452
NBM US Holdings, Inc.
7.00%, 05/14/2026*	345,000	346,378
Performance Food Group, Inc.
5.50%, 10/15/2027*	29,000	28,468
Smithfield Foods, Inc.
4.25%, 02/01/2027*	77,000	73,943
5.20%, 04/01/2029*	72,000	69,260
Sysco Corp.
4.45%, 03/15/2048	172,000	146,276
4.50%, 04/01/2046	96,000	83,936
5.95%, 04/01/2030	23,000	23,981
6.60%, 04/01/2050	37,000	42,208
Tyson Foods, Inc.
5.40%, 03/15/2029	70,000	70,626
5.70%, 03/15/2034	255,000	258,363
		2,474,017
Forest Products & Paper — 0.1%
Georgia-Pacific LLC
0.95%, 05/15/2026*	258,000	236,453
Glatfelter Corp.
4.75%, 11/15/2029*	29,000	24,707
Suzano Austria GmbH
3.75%, 01/15/2031	120,000	106,078
		367,238
Gas — 0.6%
Atmos Energy Corp.
5.75%, 10/15/2052	48,000	50,856
Brooklyn Union Gas Co.
6.39%, 09/15/2033*	420,000	433,870
KeySpan Gas East Corp.
5.99%, 03/06/2033*	660,000	668,863
NiSource, Inc.
3.49%, 05/15/2027	270,000	257,534
3.60%, 05/01/2030	549,000	505,654
5.35%, 04/01/2034	435,000	432,644
5.40%, 06/30/2033	265,000	267,132
Southern California Gas Co.
5.20%, 06/01/2033	415,000	415,426
5.60%, 04/01/2054	702,000	702,446
Southern Co. Gas Capital Corp.
5.75%, 09/15/2033	130,000	134,571
		3,868,996
Hand/Machine Tools — 0.2%
Regal Rexnord Corp.
6.05%, 04/15/2028*	1,105,000	1,120,208
6.30%, 02/15/2030*	330,000	337,824
Stanley Black & Decker, Inc.
4.00%, 03/15/2060	167,000	147,085
		1,605,117
Healthcare-Products — 0.3%
Agilent Technologies, Inc.
2.30%, 03/12/2031	124,000	104,147
Alcon Finance Corp.
2.75%, 09/23/2026*	270,000	254,715
3.00%, 09/23/2029*	560,000	505,392
5.38%, 12/06/2032*	200,000	201,753

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Products (continued)
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	$ 100,000	$ 101,828
Medline Borrower LP
3.88%, 04/01/2029*	32,000	29,127
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	10,000	10,045
Smith & Nephew PLC
5.40%, 03/20/2034	220,000	218,913
Solventum Corp.
5.40%, 03/01/2029*	625,000	626,260
STERIS PLC
3.75%, 03/15/2051	154,000	114,238
Stryker Corp.
4.85%, 12/08/2028	54,000	54,018
Thermo Fisher Scientific, Inc.
5.00%, 01/31/2029	45,000	45,426
		2,265,862
Healthcare-Services — 0.8%
Centene Corp.
2.45%, 07/15/2028	510,000	452,224
4.63%, 12/15/2029	870,000	825,960
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027*	96,000	88,358
CommonSpirit Health
3.35%, 10/01/2029	350,000	320,984
Elevance Health, Inc.
2.88%, 09/15/2029	65,000	58,629
6.10%, 10/15/2052	33,000	35,749
HCA, Inc.
3.38%, 03/15/2029	35,000	32,095
3.50%, 09/01/2030	73,000	66,018
3.50%, 07/15/2051	93,000	64,243
4.63%, 03/15/2052	92,000	76,890
5.25%, 06/15/2049	45,000	41,073
5.45%, 04/01/2031	50,000	50,261
5.60%, 04/01/2034	925,000	931,403
Humana, Inc.
1.35%, 02/03/2027	86,000	77,468
5.38%, 04/15/2031	235,000	235,127
5.50%, 03/15/2053	22,000	21,406
5.75%, 12/01/2028	110,000	112,721
5.75%, 04/15/2054	29,000	29,189
5.88%, 03/01/2033	28,000	28,894
Kaiser Foundation Hospitals
2.81%, 06/01/2041	195,000	143,908
3.00%, 06/01/2051	285,000	197,452
Roche Holdings, Inc.
5.49%, 11/13/2030*	200,000	207,271
Select Medical Corp.
6.25%, 08/15/2026*	29,000	29,054
UnitedHealth Group, Inc.
1.25%, 01/15/2026	126,000	118,060
2.75%, 05/15/2040	430,000	316,414
3.50%, 08/15/2039	285,000	234,769
4.75%, 05/15/2052	58,000	53,791
4.95%, 05/15/2062	140,000	130,737
5.25%, 02/15/2028	59,000	60,082
5.38%, 04/15/2054	580,000	589,891
6.05%, 02/15/2063	55,000	60,478
		5,690,599
Security Description	Shares or Principal Amount	Value

Home Builders — 0.0%
Mattamy Group Corp.
4.63%, 03/01/2030*	$ 25,000	$ 22,681
5.25%, 12/15/2027*	14,000	13,574
		36,255
Insurance — 1.4%
Americo Life, Inc.
3.45%, 04/15/2031*	70,000	54,768
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/2027	115,000	107,599
5.35%, 02/28/2033	215,000	216,164
Aon North America, Inc.
5.30%, 03/01/2031	94,000	94,702
5.45%, 03/01/2034	675,000	682,791
5.75%, 03/01/2054	61,000	62,538
Arthur J Gallagher & Co.
5.75%, 03/02/2053	40,000	40,140
5.75%, 07/15/2054	22,000	22,030
6.75%, 02/15/2054	29,000	32,925
Athene Global Funding
1.73%, 10/02/2026*	150,000	136,125
2.65%, 10/04/2031*	1,890,000	1,542,066
Athene Holding, Ltd.
3.45%, 05/15/2052	29,000	19,027
5.88%, 01/15/2034	420,000	420,836
Enstar Group, Ltd.
3.10%, 09/01/2031	84,000	69,740
4.95%, 06/01/2029	27,000	26,372
Equitable Financial Life Global Funding
1.30%, 07/12/2026*	116,000	105,287
1.80%, 03/08/2028*	1,150,000	1,012,599
Equitable Holdings, Inc.
4.35%, 04/20/2028	125,000	121,102
F&G Global Funding
2.30%, 04/11/2027*	124,000	111,313
GA Global Funding Trust
5.50%, 01/08/2029*	690,000	692,607
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 02/15/2031*	30,000	30,113
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	33,000	34,399
Liberty Mutual Group, Inc.
4.30%, 02/01/2061*	171,000	108,827
Marsh & McLennan Cos., Inc.
4.75%, 03/15/2039	340,000	322,592
Metropolitan Life Global Funding I
2.40%, 01/11/2032*	750,000	617,443
5.15%, 03/28/2033*	420,000	420,472
New York Life Global Funding
4.85%, 01/09/2028*	42,000	41,852
NMI Holdings, Inc.
7.38%, 06/01/2025*	20,000	20,201
Northwestern Mutual Global Funding
4.35%, 09/15/2027*	51,000	49,900
Ohio National Financial Services, Inc.
6.80%, 01/24/2030*	200,000	195,376
Panther Escrow Issuer LLC
7.13%, 06/01/2031*	13,000	13,217
Principal Life Global Funding II
5.10%, 01/25/2029*	505,000	503,634

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Protective Life Global Funding
5.47%, 12/08/2028*	$ 260,000	$ 264,594
Prudential Financial, Inc.
5.70%, 09/15/2048	56,000	55,385
Prudential Funding Asia PLC
3.13%, 04/14/2030	28,000	25,191
Ryan Specialty LLC
4.38%, 02/01/2030*	16,000	14,954
SBL Holdings, Inc.
5.00%, 02/18/2031*	79,000	66,733
Security Benefit Global Funding
1.25%, 05/17/2024*	63,000	62,592
Willis North America, Inc.
3.60%, 05/15/2024	660,000	658,036
4.65%, 06/15/2027	101,000	99,373
5.90%, 03/05/2054	81,000	81,999
		9,257,614
Internet — 0.4%
Amazon.com, Inc.
3.30%, 04/13/2027	71,000	68,290
3.60%, 04/13/2032	29,000	27,008
4.10%, 04/13/2062	119,000	100,225
4.65%, 12/01/2029	50,000	50,277
Cogent Communications Group, Inc.
7.00%, 06/15/2027*	17,000	16,925
Expedia Group, Inc.
2.95%, 03/15/2031	33,000	28,798
Gen Digital, Inc.
5.00%, 04/15/2025*	505,000	501,955
6.75%, 09/30/2027*	523,000	530,490
7.13%, 09/30/2030*	11,000	11,302
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	938,000	917,336
GrubHub Holdings, Inc.
5.50%, 07/01/2027*	31,000	28,151
ION Trading Technologies SARL
5.75%, 05/15/2028*	200,000	183,511
Prosus NV
4.99%, 01/19/2052	200,000	147,314
		2,611,582
Investment Companies — 0.1%
Gaci First Investment Co.
5.38%, 01/29/2054	200,000	177,618
New Mountain Finance Corp.
6.88%, 02/01/2029	190,000	187,998
		365,616
Iron/Steel — 0.0%
ATI, Inc.
4.88%, 10/01/2029	18,000	16,938
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029*	20,000	18,644
6.25%, 10/01/2040	6,000	5,377
Mineral Resources, Ltd.
8.00%, 11/01/2027*	15,000	15,306
8.13%, 05/01/2027*	2,000	2,023
8.50%, 05/01/2030*	20,000	20,601
9.25%, 10/01/2028*	29,000	30,543
Security Description	Shares or Principal Amount	Value

Iron/Steel (continued)
Nucor Corp.
4.30%, 05/23/2027	$ 64,000	$ 62,722
		172,154
Leisure Time — 0.0%
Carnival Corp.
5.75%, 03/01/2027*	117,000	115,799
6.00%, 05/01/2029*	12,000	11,841
NCL Corp., Ltd.
5.88%, 03/15/2026*	42,000	41,460
7.75%, 02/15/2029*	32,000	33,225
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/2026*	43,000	41,497
		243,822
Lodging — 0.1%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	35,000	31,337
5.00%, 06/01/2029*	20,000	18,652
Hyatt Hotels Corp.
5.75%, 01/30/2027	37,000	37,576
Marriott International, Inc.
2.85%, 04/15/2031	166,000	143,182
3.50%, 10/15/2032	118,000	103,442
4.90%, 04/15/2029	27,000	26,787
Station Casinos LLC
6.63%, 03/15/2032*	20,000	20,203
Travel & Leisure Co.
4.50%, 12/01/2029*	10,000	9,195
6.00%, 04/01/2027	22,000	21,989
		412,363
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.
1.70%, 01/08/2027	55,000	50,700
4.80%, 01/06/2026	68,000	67,875
4.85%, 02/27/2029	47,000	47,269
5.40%, 03/10/2025	88,000	88,145
		253,989
Machinery-Diversified — 0.2%
AGCO Corp.
5.45%, 03/21/2027	108,000	108,482
5.80%, 03/21/2034	134,000	135,673
CNH Industrial Capital LLC
5.10%, 04/20/2029	48,000	47,870
5.50%, 01/12/2029	71,000	72,017
Ingersoll Rand, Inc.
5.70%, 08/14/2033	210,000	215,426
John Deere Capital Corp.
1.30%, 10/13/2026	56,000	51,114
3.40%, 06/06/2025	99,000	97,038
4.75%, 01/20/2028	55,000	55,117
4.95%, 07/14/2028	39,000	39,294
nVent Finance SARL
2.75%, 11/15/2031	90,000	74,113
Otis Worldwide Corp.
2.57%, 02/15/2030	565,000	496,810
Westinghouse Air Brake Technologies Corp.
5.61%, 03/11/2034	128,000	129,656
		1,522,610

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media — 1.3%
Belo Corp.
7.75%, 06/01/2027	$ 52,000	$ 53,663
Block Communications, Inc.
4.88%, 03/01/2028*	36,000	32,160
Cable One, Inc.
4.00%, 11/15/2030*	40,000	31,217
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	9,000	7,542
5.00%, 02/01/2028*	36,000	33,513
6.38%, 09/01/2029*	15,000	14,230
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	71,000	47,675
3.50%, 03/01/2042	137,000	91,411
3.70%, 04/01/2051	200,000	123,690
3.85%, 04/01/2061	268,000	159,012
3.90%, 06/01/2052	780,000	496,054
4.80%, 03/01/2050	511,000	378,248
5.05%, 03/30/2029	190,000	183,202
5.13%, 07/01/2049	175,000	135,599
5.38%, 05/01/2047	1,295,000	1,043,467
6.38%, 10/23/2035	31,000	30,637
6.48%, 10/23/2045	875,000	810,970
Comcast Corp.
2.89%, 11/01/2051	165,000	107,105
3.20%, 07/15/2036	895,000	735,221
3.25%, 11/01/2039	320,000	250,788
3.40%, 04/01/2030	38,000	35,142
4.15%, 10/15/2028	68,000	66,368
4.60%, 10/15/2038	84,000	78,385
5.50%, 05/15/2064	158,000	158,202
7.05%, 03/15/2033	179,000	202,754
Cox Communications, Inc.
2.60%, 06/15/2031*	390,000	323,701
3.15%, 08/15/2024*	304,000	300,889
5.45%, 09/15/2028*	55,000	55,675
CSC Holdings LLC
5.75%, 01/15/2030*	200,000	105,875
Discovery Communications LLC
3.63%, 05/15/2030	285,000	254,896
3.95%, 06/15/2025	509,000	500,465
4.00%, 09/15/2055	502,000	343,554
5.20%, 09/20/2047	71,000	59,653
5.30%, 05/15/2049	809,000	679,642
Paramount Global
4.38%, 03/15/2043	150,000	101,795
4.60%, 01/15/2045	28,000	19,289
4.85%, 07/01/2042	62,000	45,417
5.25%, 04/01/2044	545,000	405,280
5.85%, 09/01/2043	166,000	134,501
6.38%, 03/30/2062	20,000	18,480
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	40,000	36,595
Time Warner Cable LLC
6.55%, 05/01/2037	99,000	93,581
Univision Communications, Inc.
6.63%, 06/01/2027*	35,000	34,231
7.38%, 06/30/2030*	17,000	16,810
		8,836,584
Security Description	Shares or Principal Amount	Value

Mining — 0.4%
Corp. Nacional del Cobre de Chile
6.44%, 01/26/2036*	$ 530,000	$ 545,598
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	50,000	44,673
Glencore Funding LLC
5.37%, 04/04/2029*	290,000	290,575
5.63%, 04/04/2034*	725,000	726,938
6.38%, 10/06/2030*	635,000	670,114
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	16,000	15,816
Newmont Corp./Newcrest Finance Pty., Ltd.
5.30%, 03/15/2026*	33,000	33,081
Rio Tinto Alcan, Inc.
6.13%, 12/15/2033	385,000	413,907
South32 Treasury, Ltd.
4.35%, 04/14/2032*	100,000	90,227
		2,830,929
Miscellaneous Manufacturing — 0.0%
Parker-Hannifin Corp.
4.25%, 09/15/2027	72,000	70,603
Multi-National — 0.0%
European Bank for Reconstruction & Development
1.50%, 02/13/2025	193,000	187,025
International Bank for Reconstruction & Development
3.13%, 11/20/2025	138,000	134,404
		321,429
Oil & Gas — 1.9%
Aker BP ASA
2.00%, 07/15/2026*	209,000	193,147
3.10%, 07/15/2031*	300,000	256,391
6.00%, 06/13/2033*	350,000	361,403
Antero Resources Corp.
5.38%, 03/01/2030*	20,000	19,208
Apache Corp.
4.38%, 10/15/2028	43,000	40,647
5.35%, 07/01/2049	170,000	143,701
6.00%, 01/15/2037	39,000	38,788
Baytex Energy Corp.
7.38%, 03/15/2032*	20,000	20,204
BP Capital Markets America, Inc.
2.94%, 06/04/2051	255,000	170,242
3.00%, 02/24/2050	76,000	51,849
3.54%, 04/06/2027	145,000	139,705
4.81%, 02/13/2033	840,000	828,999
4.89%, 09/11/2033	619,000	614,688
4.99%, 04/10/2034	260,000	259,662
BP Capital Markets PLC
6.45%, 12/01/2033(1)	615,000	636,887
Cenovus Energy, Inc.
2.65%, 01/15/2032	75,000	62,209
Chevron Corp.
2.24%, 05/11/2030	127,000	111,079
Chevron USA, Inc.
4.20%, 10/15/2049	57,000	48,476
Civitas Resources, Inc.
8.38%, 07/01/2028*	10,000	10,527
8.63%, 11/01/2030*	3,000	3,221
8.75%, 07/01/2031*	30,000	32,102

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Comstock Resources, Inc.
5.88%, 01/15/2030*	$ 40,000	$ 36,224
6.75%, 03/01/2029*	4,000	3,815
ConocoPhillips Co.
3.80%, 03/15/2052	78,000	60,908
4.03%, 03/15/2062	220,000	174,347
5.05%, 09/15/2033	230,000	232,080
5.55%, 03/15/2054	65,000	66,991
5.70%, 09/15/2063	530,000	555,504
Crescent Energy Finance LLC
7.25%, 05/01/2026*	35,000	35,674
7.63%, 04/01/2032*	20,000	20,154
9.25%, 02/15/2028*	9,000	9,503
Diamondback Energy, Inc.
4.40%, 03/24/2051	86,000	71,241
6.25%, 03/15/2033	240,000	255,860
6.25%, 03/15/2053	112,000	120,831
Earthstone Energy Holdings LLC
9.88%, 07/15/2031*	15,000	16,715
Ecopetrol SA
4.63%, 11/02/2031	800,000	665,544
4.63%, 11/02/2031	145,000	120,630
8.38%, 01/19/2036	925,000	933,713
8.63%, 01/19/2029	390,000	413,384
Empresa Nacional del Petroleo
5.25%, 11/06/2029	200,000	195,926
Energean Israel Finance, Ltd.
5.88%, 03/30/2031*	175,000	153,300
8.50%, 09/30/2033*	240,000	237,269
EQT Corp.
3.63%, 05/15/2031*	156,000	137,297
Hess Corp.
6.00%, 01/15/2040	51,000	53,824
7.13%, 03/15/2033	539,000	610,010
7.30%, 08/15/2031	440,000	497,900
HF Sinclair Corp.
5.00%, 02/01/2028*	80,000	77,717
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031*	67,000	65,146
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	460,000	443,388
Marathon Oil Corp.
5.30%, 04/01/2029	77,000	76,860
6.60%, 10/01/2037	58,000	61,021
Nabors Industries, Inc.
7.38%, 05/15/2027*	20,000	19,963
9.13%, 01/31/2030*	10,000	10,397
Nabors Industries, Ltd.
7.50%, 01/15/2028*	10,000	9,379
Occidental Petroleum Corp.
4.40%, 04/15/2046	59,000	48,127
6.13%, 01/01/2031	72,000	74,564
6.38%, 09/01/2028	70,000	72,691
Ovintiv, Inc.
6.63%, 08/15/2037	330,000	344,489
Patterson-UTI Energy, Inc.
5.15%, 11/15/2029	340,000	332,661
7.15%, 10/01/2033	275,000	295,637
Permian Resources Operating LLC
8.00%, 04/15/2027*	10,000	10,299
Petroleos Mexicanos
6.38%, 01/23/2045	60,000	38,688
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
6.70%, 02/16/2032	$ 80,000	$ 66,531
Phillips 66 Co.
5.30%, 06/30/2033	535,000	538,313
Pioneer Natural Resources Co.
5.10%, 03/29/2026	42,000	41,947
Shell International Finance BV
2.88%, 11/26/2041	195,000	144,817
3.00%, 11/26/2051	245,000	167,280
3.25%, 04/06/2050	475,000	344,823
Southwestern Energy Co.
5.38%, 02/01/2029	20,000	19,425
Strathcona Resources, Ltd.
6.88%, 08/01/2026*	47,000	47,082
Talos Production, Inc.
9.00%, 02/01/2029*	5,000	5,310
9.38%, 02/01/2031*	25,000	26,651
Valaris, Ltd.
8.38%, 04/30/2030*	28,000	28,883
Vital Energy, Inc.
7.88%, 04/15/2032*	17,000	17,270
9.75%, 10/15/2030	35,000	38,274
		13,189,412
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	15,000	14,842
6.88%, 04/01/2027*	10,000	10,030
Halliburton Co.
4.75%, 08/01/2043	58,000	53,267
Kodiak Gas Services LLC
7.25%, 02/15/2029*	5,000	5,093
		83,232
Packaging & Containers — 0.3%
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031	49,000	41,632
Ball Corp.
6.00%, 06/15/2029	1,355,000	1,367,873
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*	25,000	24,980
8.75%, 04/15/2030*	25,000	24,563
Crown Americas LLC
5.25%, 04/01/2030	29,000	27,959
LABL, Inc.
5.88%, 11/01/2028*	24,000	22,070
9.50%, 11/01/2028*	12,000	12,139
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026*	20,000	20,375
Packaging Corp. of America
5.70%, 12/01/2033	71,000	73,330
Sonoco Products Co.
1.80%, 02/01/2025	247,000	238,991
		1,853,912
Pharmaceuticals — 0.9%
AbbVie, Inc.
4.05%, 11/21/2039	135,000	120,204
4.25%, 11/21/2049	110,000	95,266
4.95%, 03/15/2031	289,000	291,062
5.40%, 03/15/2054	105,000	108,076
5.50%, 03/15/2064	42,000	43,193
Astrazeneca Finance LLC
4.85%, 02/26/2029	92,000	92,260

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
4.88%, 03/03/2028	$ 85,000	$ 85,205
4.90%, 03/03/2030	90,000	90,681
Bayer US Finance LLC
6.38%, 11/21/2030*	675,000	690,194
Becton Dickinson & Co.
4.30%, 08/22/2032	36,000	34,160
4.69%, 02/13/2028	85,000	84,136
Bristol-Myers Squibb Co.
2.95%, 03/15/2032	59,000	51,533
3.25%, 08/01/2042	28,000	21,396
5.20%, 02/22/2034	325,000	329,980
5.55%, 02/22/2054	270,000	277,664
5.65%, 02/22/2064	41,000	42,180
5.75%, 02/01/2031	85,000	89,211
6.40%, 11/15/2063	51,000	58,288
Cardinal Health, Inc.
4.60%, 03/15/2043	146,000	127,316
5.13%, 02/15/2029	36,000	36,070
Cencora, Inc.
4.30%, 12/15/2047	52,000	45,052
5.13%, 02/15/2034	92,000	91,843
Cigna Group
2.40%, 03/15/2030	39,000	33,679
3.40%, 03/15/2050	127,000	90,343
3.88%, 10/15/2047	34,000	26,594
5.00%, 05/15/2029	885,000	886,262
CVS Health Corp.
2.70%, 08/21/2040	655,000	454,725
4.78%, 03/25/2038	190,000	175,461
5.13%, 02/21/2030	330,000	330,996
5.13%, 07/20/2045	64,000	58,978
6.00%, 06/01/2063	36,000	37,165
Eli Lilly & Co.
4.70%, 02/27/2033	56,000	55,856
5.10%, 02/09/2064	73,000	72,650
Herbalife Nutrition, Ltd./HLF Financing, Inc.
7.88%, 09/01/2025*	23,000	22,997
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	35,000	24,325
Pfizer Investment Enterprises Pte., Ltd.
4.75%, 05/19/2033	65,000	63,998
5.11%, 05/19/2043	46,000	44,981
5.30%, 05/19/2053	67,000	66,614
5.34%, 05/19/2063	116,000	113,666
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	104,000	99,475
Viatris, Inc.
3.85%, 06/22/2040	75,000	55,391
4.00%, 06/22/2050	178,000	122,628
Zoetis, Inc.
5.60%, 11/16/2032	38,000	39,438
		5,781,192
Pipelines — 1.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	29,000	28,553
Cheniere Energy Partners LP
4.50%, 10/01/2029	285,000	271,248
Cheniere Energy, Inc.
5.65%, 04/15/2034*	360,000	362,571
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Columbia Pipelines Holding Co. LLC
5.68%, 01/15/2034*	$ 270,000	$ 268,217
6.04%, 08/15/2028*	345,000	352,529
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	385,000	394,999
6.04%, 11/15/2033*	625,000	647,528
6.54%, 11/15/2053*	250,000	270,856
Delek Logistics Partners LP/Delek Logistics Finance Corp.
8.63%, 03/15/2029*	25,000	25,529
Eastern Energy Gas Holdings LLC
2.50%, 11/15/2024	615,000	603,577
EIG Pearl Holdings SARL
3.55%, 08/31/2036*	595,000	507,399
Enbridge, Inc.
2.50%, 08/01/2033	155,000	124,893
5.70%, 03/08/2033	995,000	1,019,033
Energy Transfer LP
4.90%, 03/15/2035	94,000	88,861
4.95%, 05/15/2028	90,000	89,248
5.40%, 10/01/2047	58,000	53,526
6.13%, 12/15/2045	20,000	20,103
6.40%, 12/01/2030	1,490,000	1,572,803
EnLink Midstream Partners LP FRS
9.70%, (TSFR3M+4.37%), 05/06/2024(1)	91,000	89,185
Enterprise Products Operating LLC
3.70%, 01/31/2051	22,000	16,997
EQM Midstream Partners LP
5.50%, 07/15/2028	6,000	5,918
7.50%, 06/01/2027*	3,000	3,076
7.50%, 06/01/2030*	15,000	16,034
Galaxy Pipeline Assets Bidco, Ltd.
2.94%, 09/30/2040*	186,624	149,539
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 01/15/2027	27,000	27,314
8.25%, 01/15/2029	15,000	15,399
Gray Oak Pipeline LLC
3.45%, 10/15/2027*	163,000	152,994
Greensaif Pipelines Bidco SARL
6.13%, 02/23/2038*	1,060,000	1,077,825
Harvest Midstream I LP
7.50%, 09/01/2028*	60,000	60,836
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027*	47,000	46,893
8.88%, 07/15/2028*	15,000	15,828
ITT Holdings LLC
6.50%, 08/01/2029*	65,000	59,319
Kinder Morgan Energy Partners LP
5.50%, 03/01/2044	52,000	49,476
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	6,000	6,145
8.38%, 02/15/2032*	25,000	25,628
Northern Natural Gas Co.
5.63%, 02/01/2054*	24,000	24,447
NuStar Logistics LP
6.38%, 10/01/2030	22,000	22,142
ONEOK Partners LP
6.65%, 10/01/2036	181,000	194,372
ONEOK, Inc.
3.40%, 09/01/2029	125,000	115,149
6.10%, 11/15/2032	460,000	481,939

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/2043	$ 46,000	$ 37,270
6.65%, 01/15/2037	71,000	75,982
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	41,000	42,578
Targa Resources Corp.
6.13%, 03/15/2033	160,000	166,924
6.15%, 03/01/2029	190,000	198,019
6.25%, 07/01/2052	50,000	51,902
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	425,000	382,536
5.50%, 03/01/2030	45,000	44,778
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029*	34,000	30,605
Western Midstream Operating LP
4.75%, 08/15/2028	265,000	257,771
6.15%, 04/01/2033	510,000	522,911
Williams Cos., Inc.
5.75%, 06/24/2044	92,000	91,793
		11,260,997
Real Estate — 0.0%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	35,000	34,562
8.88%, 09/01/2031*	2,000	2,114
Greystar Real Estate Partners LLC
7.75%, 09/01/2030*	18,000	18,630
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	50,000	41,161
		96,467
REITS — 0.8%
American Tower Corp.
1.45%, 09/15/2026	320,000	291,657
2.30%, 09/15/2031	75,000	61,214
2.70%, 04/15/2031	180,000	152,380
3.80%, 08/15/2029	110,000	102,659
5.20%, 02/15/2029	70,000	69,966
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	52,000	43,684
Crown Castle, Inc.
4.30%, 02/15/2029	175,000	167,749
4.80%, 09/01/2028	730,000	715,752
5.00%, 01/11/2028	919,000	909,324
5.20%, 02/15/2049	29,000	26,885
5.60%, 06/01/2029	301,000	305,039
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/2030	315,000	287,582
5.30%, 01/15/2029	170,000	167,158
5.75%, 06/01/2028	185,000	185,137
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026*	70,000	65,933
Host Hotels & Resorts LP
3.50%, 09/15/2030	147,000	130,716
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	24,000	22,454
LXP Industrial Trust
2.38%, 10/01/2031	43,000	34,323
Security Description	Shares or Principal Amount	Value

REITS (continued)
National Health Investors, Inc.
3.00%, 02/01/2031	$ 59,000	$ 48,429
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033	132,000	106,897
3.38%, 02/01/2031	66,000	56,335
Public Storage Operating Co.
5.35%, 08/01/2053	22,000	22,099
SBA Tower Trust
2.84%, 01/15/2050*	550,000	536,814
Service Properties Trust
4.38%, 02/15/2030	40,000	30,533
5.50%, 12/15/2027	19,000	18,112
VICI Properties LP
4.95%, 02/15/2030	866,000	837,469
WEA Finance LLC
3.50%, 06/15/2029*	15,000	13,252
Weyerhaeuser Co.
4.00%, 03/09/2052	39,000	30,995
4.75%, 05/15/2026	80,000	79,256
		5,519,803
Retail — 0.4%
AutoZone, Inc.
4.75%, 08/01/2032	190,000	184,328
4.75%, 02/01/2033	335,000	323,646
6.25%, 11/01/2028	24,000	25,169
6.55%, 11/01/2033	305,000	333,841
Brinker International, Inc.
5.00%, 10/01/2024*	20,000	19,804
CEC Entertainment LLC
6.75%, 05/01/2026*	50,000	49,528
Costco Wholesale Corp.
1.60%, 04/20/2030	49,000	41,252
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.75%, 01/15/2030*	35,000	31,427
FirstCash, Inc.
4.63%, 09/01/2028*	331,000	311,543
5.63%, 01/01/2030*	8,000	7,602
6.88%, 03/01/2032*	10,000	9,995
Genuine Parts Co.
6.50%, 11/01/2028	73,000	77,096
Home Depot, Inc.
4.90%, 04/15/2029	46,000	46,447
Ken Garff Automotive LLC
4.88%, 09/15/2028*	25,000	23,122
Kohl's Corp.
4.63%, 05/01/2031	46,000	38,710
5.55%, 07/17/2045	77,000	56,524
LBM Acquisition LLC
6.25%, 01/15/2029*	50,000	46,878
Lowe's Cos., Inc.
4.45%, 04/01/2062	38,000	31,030
McDonald's Corp.
3.63%, 09/01/2049	94,000	71,386
4.80%, 08/14/2028	140,000	140,404
5.45%, 08/14/2053	68,000	69,003
Murphy Oil USA, Inc.
3.75%, 02/15/2031*	15,000	13,101
4.75%, 09/15/2029	16,000	15,175
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	59,000	56,378
4.70%, 06/15/2032	440,000	430,006

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
5.75%, 11/20/2026	$ 45,000	$ 45,741
Park River Holdings, Inc.
6.75%, 08/01/2029*	40,000	35,577
Raising Cane's Restaurants LLC
9.38%, 05/01/2029*	21,000	22,696
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.38%, 09/30/2026*	23,000	22,846
		2,580,255
Semiconductors — 0.4%
Broadcom, Inc.
2.45%, 02/15/2031*	143,000	120,552
3.19%, 11/15/2036*	120,000	95,502
Entegris, Inc.
5.95%, 06/15/2030*	35,000	34,585
Intel Corp.
3.10%, 02/15/2060	135,000	85,736
5.15%, 02/21/2034	330,000	330,752
5.60%, 02/21/2054	80,000	81,512
5.70%, 02/10/2053	50,000	51,686
5.90%, 02/10/2063	365,000	387,245
Marvell Technology, Inc.
2.45%, 04/15/2028	845,000	761,877
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	105,000	99,236
Qorvo, Inc.
3.38%, 04/01/2031*	630,000	541,809
QUALCOMM, Inc.
6.00%, 05/20/2053	32,000	35,768
Texas Instruments, Inc.
4.60%, 02/15/2028	54,000	54,019
5.00%, 03/14/2053	44,000	43,169
5.05%, 05/18/2063	61,000	59,407
		2,782,855
Software — 0.9%
Black Knight InfoServ LLC
3.63%, 09/01/2028*	1,088,000	1,028,160
Capstone Borrower, Inc.
8.00%, 06/15/2030*	30,000	31,129
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.00%, 06/15/2029*	7,000	7,256
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029*	25,000	25,520
Cloud Software Group, Inc.
6.50%, 03/31/2029*	19,000	18,030
Constellation Software, Inc.
5.16%, 02/16/2029*	40,000	39,958
5.46%, 02/16/2034*	265,000	266,730
Fiserv, Inc.
4.40%, 07/01/2049	97,000	82,294
5.63%, 08/21/2033	67,000	68,446
Intuit, Inc.
5.20%, 09/15/2033	39,000	39,720
MSCI, Inc.
3.63%, 11/01/2031*	352,000	305,492
Open Text Corp.
3.88%, 02/15/2028*	2,000	1,852
3.88%, 12/01/2029*	28,000	24,948
6.90%, 12/01/2027*	475,000	491,145
Security Description	Shares or Principal Amount	Value

Software (continued)
Oracle Corp.
2.30%, 03/25/2028	$ 563,000	$ 508,349
2.95%, 04/01/2030	220,000	195,767
3.60%, 04/01/2040	763,000	601,452
3.60%, 04/01/2050	809,000	584,483
3.80%, 11/15/2037	182,000	152,613
3.85%, 04/01/2060	245,000	174,371
4.00%, 07/15/2046	45,000	35,450
4.00%, 11/15/2047	328,000	256,059
4.10%, 03/25/2061	140,000	105,131
4.13%, 05/15/2045	35,000	28,252
4.90%, 02/06/2033	45,000	44,057
5.55%, 02/06/2053	21,000	20,543
Rackspace Finance LLC
3.50%, 05/15/2028*	44,460	22,452
SS&C Technologies, Inc.
5.50%, 09/30/2027*	900,000	879,982
		6,039,641
Telecommunications — 0.7%
Altice France SA
5.50%, 10/15/2029*	200,000	135,747
AT&T, Inc.
3.50%, 06/01/2041	320,000	249,791
3.65%, 09/15/2059	757,000	527,032
3.85%, 06/01/2060	32,000	23,143
4.50%, 05/15/2035	241,000	225,104
4.90%, 08/15/2037	230,000	218,236
5.40%, 02/15/2034	36,000	36,472
Cisco Systems, Inc.
4.85%, 02/26/2029	94,000	94,694
4.95%, 02/26/2031	360,000	363,177
5.30%, 02/26/2054	20,000	20,530
5.35%, 02/26/2064	240,000	245,966
Corning, Inc.
5.45%, 11/15/2079	99,000	93,743
Rogers Communications, Inc.
5.00%, 02/15/2029	94,000	93,347
Telefonica Emisiones SA
4.90%, 03/06/2048	150,000	131,895
Telesat Canada/Telesat LLC
4.88%, 06/01/2027*	50,000	26,000
T-Mobile USA, Inc.
2.05%, 02/15/2028	605,000	542,085
3.00%, 02/15/2041	241,000	177,508
3.60%, 11/15/2060	62,000	43,473
3.88%, 04/15/2030	300,000	281,035
5.05%, 07/15/2033	255,000	252,232
5.65%, 01/15/2053	42,000	42,887
5.75%, 01/15/2034	295,000	307,206
Verizon Communications, Inc.
2.85%, 09/03/2041	160,000	115,181
3.00%, 11/20/2060	94,000	58,617
3.40%, 03/22/2041	62,000	48,459
3.88%, 03/01/2052	10,000	7,860
5.05%, 05/09/2033	69,000	68,974
Viasat, Inc.
5.63%, 04/15/2027*	20,000	18,939
7.50%, 05/30/2031*	60,000	43,475
Vodafone Group PLC
4.25%, 09/17/2050	25,000	20,180
4.38%, 02/19/2043	21,000	18,144

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
5.13%, 06/04/2081	$ 34,000	$ 25,661
5.75%, 02/10/2063	46,000	46,502
		4,603,295
Transportation — 0.1%
Burlington Northern Santa Fe LLC
4.15%, 12/15/2048	70,000	59,486
4.45%, 03/15/2043	64,000	57,571
Canadian Pacific Railway Co.
1.35%, 12/02/2024	129,000	125,430
4.70%, 05/01/2048	58,000	51,756
6.13%, 09/15/2115	50,000	52,739
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028*	81,000	73,251
CSX Corp.
4.50%, 11/15/2052	60,000	53,057
FedEx Corp. Pass Through Trust
1.88%, 08/20/2035	186,954	154,904
Ryder System, Inc.
5.25%, 06/01/2028	54,000	54,247
6.60%, 12/01/2033	59,000	63,994
		746,435
Trucking & Leasing — 0.4%
DAE Funding LLC
1.55%, 08/01/2024*	845,000	831,139
GATX Corp.
3.25%, 09/15/2026	70,000	66,806
4.00%, 06/30/2030	24,000	22,294
5.40%, 03/15/2027	47,000	47,321
6.05%, 03/15/2034	53,000	54,552
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	845,000	830,029
4.00%, 07/15/2025*	685,000	670,790
5.35%, 03/30/2029*	158,000	158,108
6.05%, 08/01/2028*	259,000	266,481
6.20%, 06/15/2030*	68,000	70,689
		3,018,209
Total Corporate Bonds & Notes (cost $229,985,572)		221,274,871
ASSET BACKED SECURITIES — 5.2%
Auto Loan Receivables — 1.2%
American Credit Acceptance Receivables Trust
Series 2023-3, Class B 6.09%, 11/12/2027*	285,000	285,748
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class D 2.58%, 09/18/2025	443,304	442,590
ARI Fleet Lease Trust
Series 2023-A, Class A2 5.41%, 02/17/2032*	552,793	551,483
Avis Budget Rental Car Funding AESOP LLC
Series 2024-3A, Class B 5.58%, 12/20/2030*	130,000	129,667
Series 2023-7A, Class A 5.90%, 08/21/2028*	315,000	320,645
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.65%, 05/15/2035*	459,973	460,465
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
CPS Auto Receivables Trust
Series 2023-B, Class A 5.91%, 08/16/2027*	$ 499,165	$ 499,436
Credit Acceptance Auto Loan Trust
Series 2024-1A, Class A 5.68%, 03/15/2034*	295,000	296,162
DT Auto Owner Trust
Series 2023-1A, Class B 5.19%, 10/16/2028*	225,000	223,599
Series 2023-2A, Class B 5.41%, 02/15/2029*	250,000	248,644
Enterprise Fleet Financing LLC
Series 2024-1, Class A3 5.16%, 09/20/2030*	130,000	129,661
Series 2023-1, Class A3 5.42%, 10/22/2029*	350,000	351,201
Exeter Automobile Receivables Trust
Series 2019-4A, Class D 2.58%, 09/15/2025*	177,089	176,104
Series 2020-1A, Class D 2.73%, 12/15/2025*	87,531	86,709
Series 2022-4A, Class B 4.57%, 01/15/2027	246,082	245,321
Series 2023-3A, Class B 6.11%, 09/15/2027	140,000	140,373
Flagship Credit Auto Trust
Series 2022-3, Class B 4.69%, 07/17/2028*	444,000	437,071
Series 2023-1, Class B 5.05%, 01/18/2028*	126,000	124,699
Series 2023-2, Class B 5.21%, 05/15/2028*	312,000	308,155
Ford Credit Floorplan Master Owner Trust
Series 2018-4, Class A 4.06%, 11/15/2030	175,000	168,357
GLS Auto Receivables Issuer Trust
Series 2022-3A, Class B 4.92%, 01/15/2027*	80,000	79,448
Honda Auto Receivables Owner Trust
Series 2022-2, Class A4 3.76%, 12/18/2028	50,000	48,738
Series 2023-2, Class A4 4.91%, 09/17/2029	64,000	63,683
Mercedes-Benz Auto Receivables Trust
Series 2023-1, Class A3 4.51%, 11/15/2027	150,000	148,571
Santander Drive Auto Receivables Trust
Series 2023-1, Class B 4.98%, 02/15/2028	265,000	263,178
Series 2023-3, Class B 5.61%, 07/17/2028	440,000	440,999
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B 5.71%, 01/22/2030*	215,000	217,191
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A4 4.66%, 09/15/2028	140,000	138,559
Series 2024-A, Class A4 4.77%, 04/16/2029	40,000	39,873
Tricolor Auto Securitization Trust
Series 2023-1A, Class A 6.48%, 08/17/2026*	87,481	87,497

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	$ 266,521	$ 263,784
Series 2022-2A, Class B 4.31%, 09/15/2027*	495,000	490,666
Series 2023-1A, Class B 5.41%, 01/18/2028*	145,000	144,625
		8,052,902
Credit Card Receivables — 0.1%
American Express Credit Account Master Trust
Series 2022-3, Class A 3.75%, 08/15/2027	160,000	156,916
Series 2023-2, Class A 4.80%, 05/15/2030	100,000	100,104
BA Credit Card Trust
Series 2023-A2, Class A2 4.98%, 11/15/2028	150,000	150,359
Discover Card Execution Note Trust
Series 2022-A4, Class A 5.03%, 10/15/2027	250,000	249,521
WF Card Issuance Trust
Series 2024-A1, Class A 4.94%, 02/15/2029	150,000	150,270
		807,170
Home Equity — 0.1%
GSAA Home Equity Trust
Series 2006-15, Class AF6 6.38%, 09/25/2036(3)	79,136	19,766
GSAA Home Equity Trust FRS
Series 2006-20, Class 2A1A 5.54%, (TSFR1M+0.21%), 12/25/2046	19,695	9,587
Series 2006-20, Class 1A1 5.58%, (TSFR1M+0.25%), 12/25/2046	51,454	15,533
Series 2007-1, Class 1A1 5.60%, (TSFR1M+0.27%), 02/25/2037	276,222	76,863
Series 2006-19, Class A1 5.62%, (TSFR1M+0.29%), 12/25/2036	10,445	2,771
Series 2006-3, Class A3 6.04%, (TSFR1M+0.71%), 03/25/2036	10,706	5,210
Series 2007-5, Class 2A3A 6.08%, (TSFR1M+0.75%), 04/25/2047	91,513	41,431
GSAA Home Equity Trust VRS
Series 2006-10, Class AF3 5.98%, 06/25/2036(2)	255,670	65,106
GSAA Trust
Series 2005-7, Class AF4 5.56%, 05/25/2035(3)	157,935	148,754
Morgan Stanley Mtg. Loan Trust FRS
Series 2006-16AX, Class 2A2 5.78%, (TSFR1M+0.45%), 11/25/2036	205,339	58,030
Renaissance Home Equity Loan Trust
Series 2007-1, Class AF5 5.91%, 04/25/2037(3)	338,398	91,760
Series 2006-3, Class AF5 6.12%, 11/25/2036(3)	149,482	54,463
Security Description	Shares or Principal Amount	Value

Home Equity (continued)
Soundview Home Loan Trust FRS
Series 2007-OPT2, Class 2A3 5.62%, (TSFR1M+0.29%), 07/25/2037	$ 23,752	$ 20,864
Series 2006-3, Class A4 5.94%, (TSFR1M+0.61%), 11/25/2036	212,108	199,764
		809,902
Other Asset Backed Securities — 3.8%
510 Asset Backed Trust
Series 2021-NPL2, Class A1 2.12%, 06/25/2061*(3)	469,578	455,749
AASET Trust
Series 2020-1A, Class A 3.35%, 01/16/2040*	103,183	92,185
Affirm Asset Securitization Trust
Series 2023-A, Class 1A 6.61%, 01/18/2028*	335,000	337,033
Aligned Data Centers Issuer LLC
Series 2023-1A, Class A2 6.00%, 08/17/2048*	485,000	484,880
Avant Loans Funding Trust
Series 2021-REV1, Class A 1.21%, 07/15/2030*	13,259	13,242
Benefit Street Partners CLO X, Ltd. FRS
Series 2016-10A, Class A1RR 6.79%, (TSFR3M+1.47%), 04/20/2034*	680,000	680,582
Benefit Street Partners CLO XXXI, Ltd. FRS
Series 2023-31A, Class B1 7.67%, (TSFR3M+2.35%), 04/25/2036*	515,000	517,702
Carlyle US CLO, Ltd. FRS
Series 2024-2A, Class A 6.84%, (TSFR3M+1.52%), 04/25/2037*	350,000	350,123
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1 1.53%, 03/15/2061*	94,245	85,223
Series 2021-1A, Class B1 1.98%, 03/15/2061*	108,381	95,365
Series 2020-1, Class A2 1.99%, 07/15/2060*	223,807	192,375
Series 2022-1A, Class A1 5.97%, 08/15/2062*	126,050	122,878
CF Hippolyta LLC
Series 2020-1, Class A1 1.69%, 07/15/2060*	196,944	184,127
CNH Equipment Trust
Series 2023-A, Class A4 4.77%, 10/15/2030	150,000	148,611
Columbia Cent CLO, Ltd. FRS
Series 2018-27A, Class AR 6.78%, (TSFR3M+1.45%), 01/25/2035*	720,000	719,726
DB Master Finance LLC
Series 2021-1A, Class A23 2.79%, 11/20/2051*	1,363,613	1,140,488
DLLAA LLC
Series 2023-1A, Class A3 5.64%, 02/22/2028*	250,000	252,467
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	486,250	432,477
Series 2019-1A, Class A2 3.67%, 10/25/2049*	326,400	300,193
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	720,100	700,501

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Elmwood CLO 19, Ltd. FRS
Series 2022-6A, Class BR 7.72%, (TSFR3M+2.4%), 10/17/2036*	$ 665,000	$ 671,188
Elmwood CLO 23, Ltd. FRS
Series 2023-2A, Class B 7.56%, (TSFR3M+2.25%), 04/16/2036*	450,000	452,502
First Franklin Mtg. Loan Trust FRS
Series 2006-FF12, Class A5 5.75%, (TSFR1M+0.42%), 09/25/2036	347,407	321,105
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	1,043,598	1,009,436
Golub Capital Partners CLO, Ltd. FRS
Series 2023-68A, Class B 8.12%, (TSFR3M+2.80%), 07/25/2036*	400,000	404,043
HSI Asset Securitization Corp. Trust FRS
Series 2006-OPT3, Class 3A4 5.98%, (TSFR1M+0.65%), 02/25/2036	89,101	86,920
Invesco US CLO, Ltd. FRS
Series 2023-2A, Class B 7.62%, (TSFR3M+2.3%), 04/21/2036*	310,000	310,810
JFIN CLO, Ltd. FRS
Series 2017-1A, Class A1R 6.58%, (TSFR3M+1.26%), 04/24/2029*	173,599	173,586
Madison Park Funding LXVII, Ltd. FRS
Series 2024-67A, Class A1 6.83%, (TSFR3M+1.51%), 04/25/2037*	870,000	870,598
MFA LLC
Series 2021-NPL1, Class A1 5.36%, 03/25/2060*(3)	361,574	358,060
Morgan Stanley ABS Capital I, Inc. Trust FRS
Series 2006-NC4, Class A2C 5.74%, (TSFR1M+0.41%), 06/25/2036	3,426	2,859
Navient Private Education Refi Loan Trust
Series 2021-FA, Class A 1.11%, 02/18/2070*	381,220	325,490
Series 2023-A, Class A 5.51%, 10/15/2071*	481,259	483,220
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.91%, 10/20/2061*	685,000	599,882
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A 3.84%, 12/25/2025*	64,389	61,719
OCP CLO, Ltd. FRS
Series 2024-32A, Class A1 6.86%, (TSFR3M+1.52%), 04/23/2037*	520,000	520,091
Octagon 61, Ltd. FRS
Series 2023-2A, Class B 7.67%, (TSFR3M+2.35%), 04/20/2036*	660,000	661,381
PRET LLC
Series 2021-RN2, Class A1 1.74%, 07/25/2051*(3)	292,284	282,445
Series 2021-NPL3, Class A1 1.87%, 07/25/2051*(3)	343,521	331,454
Pretium Mtg. Credit Partners LLC
Series 2021-RN1, Class A1 1.99%, 02/25/2061*(3)	628,070	611,968
Series 2022-NPL1, Class A1 2.98%, 01/25/2052*(3)	693,279	673,763
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Progress Residential Trust
Series 2024-SFR2, Class A 3.30%, 04/17/2041*	$ 300,000	$ 274,423
Series 2023-SFR1, Class A 4.30%, 03/17/2040*	399,115	385,638
Series 2022-SFR5, Class A 4.45%, 06/17/2039*	188,219	183,464
Series 2022-SFR7, Class A 4.75%, 10/27/2039*	307,836	302,590
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A 5.00%, 09/15/2048*	675,000	652,454
RR 23, Ltd. FRS
Series 2022-23A, Class A2R 7.96%, (TSFR3M+2.65%), 10/15/2035*	990,000	998,616
Sapphire Aviation Finance II, Ltd.
Series 2020-1A, Class A 3.23%, 03/15/2040*	158,675	144,399
Securitized Asset Backed Receivables LLC Trust FRS
Series 2006-HE1, Class A2B 5.62%, (TSFR1M+0.29%), 07/25/2036	139,177	48,122
Sound Point CLO XXIX, Ltd. FRS
Series 2021-1A, Class A 6.66%, (TSFR3M+1.33%), 04/25/2034*	1,255,000	1,253,386
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.90%, 07/25/2048*	385,000	383,650
Series 2024-1A, Class A2 5.90%, 03/25/2049*	205,000	205,594
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	290,000	270,354
Texas Debt Capital CLO, Ltd. FRS
Series 2023-1A, Class B 7.62%, (TSFR3M+2.30%), 04/20/2036*	565,000	566,827
Tricon Residential Trust
Series 2024-SFR1, Class A 4.65%, 04/17/2029*(4)	165,000	160,738
Series 2023-SFR1, Class A 5.10%, 07/17/2040*	264,756	263,305
VCAT LLC
Series 2021-NPL3, Class A1 1.74%, 05/25/2051*(3)	335,760	325,227
Series 2021-NPL2, Class A1 5.12%, 03/27/2051*(3)	89,751	88,809
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 6.71%, (TSFR3M+1.39%), 04/15/2034*	1,255,000	1,254,964
Wellfleet CLO X, Ltd. FRS
Series 2019-XA, Class A1R 6.75%, (TSFR3M+1.43%), 07/20/2032*	918,613	917,696
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	421,848	398,065
Wingstop Funding LLC
Series 2020-1A, Class A2 2.84%, 12/05/2050*	280,725	254,769
		25,851,537
Total Asset Backed Securities (cost $35,928,747)		35,521,511

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.9%
Commercial and Residential — 7.4%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	$ 1,440,000	$ 1,387,312
Adjustable Rate Mtg. Trust FRS
Series 2005-10, Class 6A21 5.94%, (TSFR1M+0.61%), 01/25/2036	45,194	40,843
Series 2005-9, Class 5A1 5.98%, (TSFR1M+0.65%), 11/25/2035	12,437	12,288
Alternative Loan Trust
Series 2005-64CB, Class 3A1 5.50%, 12/25/2035	72,048	51,090
Series 2006-9T1, Class A1 5.75%, 05/25/2036	92,113	34,938
Alternative Loan Trust FRS
Series 2005-64CB, Class 1A12 5.50%, (TSFR1M+0.91%), 12/25/2035	38,516	32,237
Series 2005-72, Class A1 5.98%, (TSFR1M+0.65%), 01/25/2036	54,431	47,356
Series 2005-56, Class 5A1 6.08%, (TSFR1M+0.75%), 11/25/2035	24,229	19,414
American Home Mtg. Assets Trust FRS
Series 2006-3, Class 2A11 6.03%, (12 MTA+0.94%), 10/25/2046	32,774	21,603
Angel Oak Mtg. Trust VRS
Series 2020-R1, Class A1 0.99%, 04/25/2053*(2)	158,472	145,011
Series 2021-2, Class A1 0.99%, 04/25/2066*(2)	245,760	203,050
Series 2021-3, Class A1 1.07%, 05/25/2066*(2)	450,879	378,917
Series 2021-8, Class A1 1.82%, 11/25/2066*(2)	404,902	348,218
Series 2019-5, Class A1 2.59%, 10/25/2049*(2)	59,054	56,965
Banc of America Funding Trust FRS
Series 2007-1, Class TA1A 5.50%, (TSFR1M+0.17%), 01/25/2037	5,998	5,153
Series 2007-A, Class 2A5 5.90%, (TSFR1M+0.57%), 02/20/2047	102,979	88,213
BANK
Series 2017-BNK8, Class A4 3.49%, 11/15/2050	470,000	432,982
BANK VRS
Series 2018-BN14, Class XA 0.50%, 09/15/2060(2)(5)	8,399,360	141,480
Series 2019-BN24, Class XA 0.63%, 11/15/2062(2)(5)	2,224,851	69,047
Series 2019-BN23, Class XA 0.69%, 12/15/2052(2)(5)	6,734,128	214,102
Series 2017-BNK8, Class XA 0.71%, 11/15/2050(2)(5)	7,013,668	146,155
Series 2019-BN20, Class XA 0.81%, 09/15/2062(2)(5)	4,105,102	145,651
Series 2019-BN18, Class XA 0.88%, 05/15/2062(2)(5)	2,855,004	103,380
Series 2023-BNK45, Class XA 0.99%, 02/15/2056(2)(5)	1,209,579	75,806
Series 2020-BN28, Class XA 1.76%, 03/15/2063(2)(5)	4,697,434	410,826
BBCMS Mtg. Trust VRS
Series 2024-C24, Class XA 1.63%, 02/15/2057(2)(5)	1,614,499	176,830
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
BCAP LLC Trust FRS
Series 2006-AA2, Class A1 5.78%, (TSFR1M+0.45%), 01/25/2037	$ 8,505	$ 7,550
Bear Stearns ALT-A Trust FRS
Series 2006-1, Class 11A1 5.92%, (TSFR1M+0.59%), 02/25/2036	17,584	15,387
Series 2005-10, Class 11A1 5.94%, (TSFR1M+0.61%), 01/25/2036	51,646	46,663
Bear Stearns Mtg. Funding Trust FRS
Series 2006-AR3, Class 1A1 5.80%, (TSFR1M+0.47%), 10/25/2036	30,890	25,575
Series 2007-AR1, Class 2A3 5.84%, (TSFR1M+0.51%), 02/25/2037	83,765	75,953
Benchmark Mtg. Trust
Series 2019-B11, Class A2 3.41%, 05/15/2052	774,978	770,893
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.46%, 07/15/2051(2)(5)	4,052,382	57,176
Series 2018-B1, Class XA 0.52%, 01/15/2051(2)(5)	1,806,454	27,902
Series 2018-B8, Class XA 0.62%, 01/15/2052(2)(5)	8,311,943	183,452
Series 2019-B12, Class XA 1.02%, 08/15/2052(2)(5)	1,943,763	64,516
Series 2019-B10, Class XA 1.19%, 03/15/2062(2)(5)	4,823,771	240,539
Series 2020-B22, Class XA 1.51%, 01/15/2054(2)(5)	2,156,025	166,156
Series 2020-B18, Class XA 1.78%, 07/15/2053(2)(5)	1,220,194	76,138
BPR Trust FRS
Series 2022-STAR, Class A 8.56%, (TSFR1M+3.23%), 08/15/2039*	510,000	511,257
BRAVO Residential Funding Trust VRS
Series 2021-NQM1, Class A1 0.94%, 02/25/2049*(2)	154,875	136,826
Series 2021-NQM2, Class A1 0.97%, 03/25/2060*(2)	118,680	110,362
Bunker Hill Loan Depositary Trust
Series 2019-2, Class A1 2.88%, 07/25/2049*(3)	307,796	290,750
BX Commercial Mtg. Trust FRS
Series 2019-IMC, Class A 6.37%, (TSFR1M+1.05%), 04/15/2034*	200,000	199,789
BX Trust FRS
Series 2022-PSB, Class A 7.78%, (TSFR1M+2.45%), 08/15/2039*	457,413	460,269
Series 2024-PAT, Class B 8.29%, (TSFR1M+3.04%), 03/15/2026*	67,000	66,958
CAMB Commercial Mtg. Trust FRS
Series 2019-LIFE, Class F 8.17%, (TSFR1M+2.60%), 12/15/2037*	675,000	669,937
CD Mtg. Trust VRS
Series 2016-CD2, Class A4 3.53%, 11/10/2049(2)	1,300,000	1,211,398
Chase Mtg. Finance Corp. VRS
Series 2016-SH2, Class M2 3.75%, 12/25/2045*(2)	88,913	80,074
Chase Mtg. Finance Trust
Series 2005-S3, Class A10 5.50%, 11/25/2035	93,552	66,788

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Chase Mtg. Finance Trust VRS
Series 2005-A1, Class 2A2 4.90%, 12/25/2035(2)	$ 51,496	$ 47,332
CHL Mtg. Pass Through Trust FRS
Series 2005-2, Class 2A3 6.12%, (TSFR1M+0.79%), 03/25/2035	24,377	21,926
CHL Mtg. Pass Through Trust VRS
Series 2005-HYB7, Class 6A1 4.33%, 11/20/2035(2)	12,909	11,453
Series 2007-HY4, Class 1A1 4.43%, 09/25/2047(2)	61,408	52,952
Series 2005-HYB3, Class 2A2A 4.59%, 06/20/2035(2)	21,356	19,651
Citigroup Commercial Mtg. Trust
Series 2015-P1, Class A5 3.72%, 09/15/2048	1,029,000	1,000,718
Series 2015-GC35, Class A4 3.82%, 11/10/2048	1,235,000	1,195,040
Citigroup Commercial Mtg. Trust VRS
Series 2014-GC23, Class XA 0.88%, 07/10/2047(2)(5)	2,398,874	669
Series 2015-GC29, Class XA 1.01%, 04/10/2048(2)(5)	2,665,768	18,375
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2018-RP3, Class A1 3.25%, 03/25/2061*(2)	311,746	298,698
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(2)	401,018	327,089
Series 2021-3, Class A1 0.96%, 09/27/2066*(2)	693,901	556,662
Series 2022-5, Class A1 4.55%, 04/25/2067*(2)	801,633	801,097
Commercial Mtg. Trust
Series 2022-HC, Class A 2.82%, 01/10/2039*	186,000	167,933
Series 2013-300P, Class A1 4.35%, 08/10/2030*	845,000	794,530
Commercial Mtg. Trust VRS
Series 2022-HC, Class D 3.90%, 01/10/2039*(2)	190,000	163,949
Connecticut Avenue Securities Trust FRS
Series 2024-R01, Class 1M2 7.12%, (SOFR30A+1.80%), 01/25/2044*	110,000	110,492
Series 2024-R02, Class 1M2 7.12%, (SOFR30A+1.80%), 02/25/2044*	146,000	146,502
Series 2019-HRP1, Class M2 7.58%, (SOFR30A+2.26%), 11/25/2039*	76,284	76,844
Series 2024-R02, Class 1B1 7.82%, (SOFR30A+2.50%), 02/25/2044*	125,000	125,781
Series 2022-R08, Class 1M1 7.87%, (TSFR1M+2.55%), 07/25/2042*	126,466	129,806
Series 2023-R06, Class 1M2 8.02%, (SOFR30A+2.70%), 07/25/2043*	530,000	548,473
Series 2021-R01, Class 1B1 8.42%, (SOFR30A+3.10%), 10/25/2041*	132,000	135,791
Series 2023-R05, Class 1M2 8.42%, (SOFR30A+3.10%), 06/25/2043*	275,000	288,780
Series 2022-R01, Class 1B1 8.47%, (SOFR30A+3.15%), 12/25/2041*	311,000	319,504
Series 2016-C07, Class 2M2 9.78%, (SOFR30A+4.46%), 05/25/2029	273,033	287,301
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
CSAIL Commercial Mtg. Trust
Series 2019-C17, Class A2 3.00%, 09/15/2052	$ 151,635	$ 149,331
Series 2015-C3, Class A3 3.45%, 08/15/2048	641,439	627,356
Series 2015-C1, Class A4 3.51%, 04/15/2050	1,448,000	1,420,211
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.71%, 06/15/2057(2)(5)	8,144,723	32,431
Series 2016-C6, Class XA 1.86%, 01/15/2049(2)(5)	1,679,600	45,235
CSMC Trust VRS
Series 2021-NQM5, Class A1 0.94%, 05/25/2066*(2)	341,928	274,303
Series 2021-NQM2, Class A1 1.18%, 02/25/2066*(2)	500,552	432,859
Series 2021-RPL4, Class A1 1.80%, 12/27/2060*(2)	256,401	248,601
Series 2021-NQM8, Class A1 1.84%, 10/25/2066*(2)	427,769	370,938
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(2)	324,720	292,471
Series 2016-NXSR, Class A4 3.79%, 12/15/2049(2)	1,536,000	1,454,507
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	1,625,000	1,526,167
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.70%, 09/15/2053(2)(5)	947,050	51,141
DC Trust VRS
Series 2024-HLTN, Class A 5.73%, 04/13/2028*(2)	150,000	150,299
Series 2024-HLTN, Class C 7.04%, 04/13/2028*(2)	75,000	75,172
Deephaven Residential Mtg. Trust VRS
Series 2021-2, Class A1 0.90%, 04/25/2066*(2)	157,095	135,117
Deutsche Alt-A Securities Mtg. Loan Trust FRS
Series 2007-RMP1, Class A2 5.74%, (TSFR1M+0.41%), 12/25/2036	64,256	57,399
Series 2007-AR2, Class A1 5.74%, (TSFR1M+0.41%), 03/25/2037	7,343	6,409
DSLA Mtg. Loan Trust FRS
Series 2006-AR1, Class 1A1A 6.01%, (12 MTA+0.92%), 03/19/2046	118,234	94,393
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(2)	167,590	134,568
GCAT Trust VRS
Series 2021-NQM2, Class A1 1.04%, 05/25/2066*(2)	335,171	275,305
GMACM Mtg. Loan Trust VRS
Series 2006-AR1, Class 1A1 3.64%, 04/19/2036(2)	106,821	83,072
Series 2005-AR5, Class 4A1 4.14%, 09/19/2035(2)	10,724	9,000
GreenPoint Mtg. Funding Trust FRS
Series 2005-AR4, Class 3A1 6.49%, (12MTA+1.40%), 10/25/2045	97,898	73,498

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	$ 1,285,000	$ 953,500
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	155,000	152,165
GS Mtg. Securities Corp. II VRS
Series 2024-70P, Class B 5.51%, 03/10/2041*(2)	485,000	480,700
GS Mtg. Securities Trust
Series 2017-GS7, Class A4 3.43%, 08/10/2050	1,255,000	1,172,755
Series 2015-GS1, Class A3 3.73%, 11/10/2048	1,307,000	1,259,389
GS Mtg. Securities Trust VRS
Series 2020-GC45, Class XA 0.66%, 02/13/2053(2)(5)	4,973,415	138,323
GSR Mtg. Loan Trust FRS
Series 2007-1F, Class 4A1 5.74%, (TSFR1M+0.41%), 01/25/2037	298,910	68,666
GSR Mtg. Loan Trust VRS
Series 2006-AR1, Class 2A1 4.71%, 01/25/2036(2)	2,753	2,493
Series 2006-AR1, Class 2A4 4.71%, 01/25/2036(2)	35,632	32,082
Series 2005-AR5, Class 2A3 4.76%, 10/25/2035(2)	42,662	22,844
HarborView Mtg. Loan Trust FRS
Series 2006-12, Class 2A2A 5.82%, (TSFR1M+0.49%), 01/19/2038	5,121	4,436
Series 2006-12, Class 2A13 5.92%, (TSFR1M+0.59%), 12/19/2036	116,436	108,929
IndyMac Index Mtg. Loan Trust FRS
Series 2005-AR14, Class 1A1A 6.00%, (TSFR1M+0.67%), 07/25/2035	2,751	1,943
IndyMac Index Mtg. Loan Trust VRS
Series 2007-AR9, Class 2A1 3.71%, 04/25/2037(2)	102,207	62,685
Series 2006-AR3, Class 1A1 4.22%, 12/25/2036(2)	91,738	71,020
JPMBB Commercial Mtg. Securities Trust
Series 2014-C21, Class A5 3.77%, 08/15/2047	251,967	250,473
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	1,110,000	1,026,562
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	305,000	259,532
Series 2017-JP5, Class A5 3.72%, 03/15/2050	1,355,000	1,287,750
JPMorgan Mtg. Trust VRS
Series 2006-A3, Class 3A2 4.29%, 05/25/2036(2)	35,660	28,507
Legacy Mtg. Asset Trust
Series 2021-GS2, Class A1 1.75%, 04/25/2061*(3)	237,069	229,742
Series 2021-GS3, Class A1 1.75%, 07/25/2061*(3)	329,990	319,073
Lehman XS Trust FRS
Series 2006-16N, Class A4A 5.82%, (TSFR1M+0.49%), 11/25/2046	182,659	155,587
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
LIFE Mtg. Trust FRS
Series 2021-BMR, Class D 6.84%, (TSFR1M+1.51%), 03/15/2038*	$ 201,509	$ 198,738
MASTR Adjustable Rate Mtg. Trust VRS
Series 2004-13, Class 3A7 5.37%, 11/21/2034(2)	20,712	19,304
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A4, Class 1A 5.06%, 07/25/2035(2)	91,285	41,468
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(2)	116,648	108,990
MFA Trust VRS
Series 2020-NQM3, Class A1 1.01%, 01/26/2065*(2)	40,790	37,072
Series 2021-NQM2, Class A1 1.03%, 11/25/2064*(2)	244,199	209,917
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(2)	173,440	157,587
Mill City Mtg. Loan Trust VRS
Series 2019-GS1, Class A1 2.75%, 07/25/2059*(2)	536,138	510,043
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20, Class A4 3.25%, 02/15/2048	791,000	775,002
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 0.95%, 12/15/2047(2)(5)	1,441,381	2,230
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.30%, 06/15/2050(2)(5)	1,434,258	36,474
New Residential Mtg. Loan Trust FRS
Series 2017-5A, Class A1 6.94%, (TSFR1M+1.61%), 06/25/2057*	281,887	281,909
New Residential Mtg. Loan Trust VRS
Series 2021-NQ2R, Class A1 0.94%, 10/25/2058*(2)	140,996	127,918
Series 2019-NQM4, Class A1 2.49%, 09/25/2059*(2)	71,462	65,800
Series 2019-5A, Class A1B 3.50%, 08/25/2059*(2)	265,230	245,592
Series 2016-2A, Class A1 3.75%, 11/26/2035*(2)	298,883	279,433
Series 2016-4A, Class A1 3.75%, 11/25/2056*(2)	302,393	280,590
Series 2017-4A, Class A1 4.00%, 05/25/2057*(2)	315,267	297,450
Series 2018-5A, Class A1 4.75%, 12/25/2057*(2)	240,994	234,532
NJ Trust VRS
Series 2023-GSP, Class A 6.48%, 01/06/2029*(2)	390,000	407,526
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(2)	717,929	592,982
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS
Series 2006-AF1, Class 3A1 4.86%, 06/25/2036(2)	61,708	44,708

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
OBX Trust VRS
Series 2021-NQM3, Class A1 1.05%, 07/25/2061*(2)	$ 1,008,023	$ 781,932
Series 2021-NQM1, Class A1 1.07%, 02/25/2066*(2)	463,578	393,383
Series 2021-NQM2, Class A1 1.10%, 05/25/2061*(2)	539,881	429,187
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	670,000	572,150
PRPM LLC
Series 2021-5, Class A1 1.79%, 06/25/2026*(3)	445,319	435,433
Series 2021-3, Class A1 1.87%, 04/25/2026*(3)	249,164	244,844
Series 2021-4, Class A1 1.87%, 04/25/2026*(3)	431,634	420,952
Series 2021-9, Class A1 2.36%, 10/25/2026*(3)	729,863	711,240
Series 2020-6, Class A1 5.36%, 11/25/2025*(3)	109,025	108,653
PRPM LLC VRS
Series 2021-2, Class A1 5.12%, 03/25/2026*(2)	147,623	146,189
RALI Series Trust
Series 2005-QS17, Class A9 6.00%, 12/25/2035	31,903	27,489
RALI Series Trust FRS
Series 2006-QA3, Class A2 6.04%, (TSFR1M+0.71%), 04/25/2036	252,121	210,962
RFMSI Series Trust VRS
Series 2007-SA2, Class 2A1 5.39%, 04/25/2037(2)	8,571	7,133
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	1,225,000	1,119,427
Shellpoint Co-Originator Trust VRS
Series 2017-2, Class A1 3.50%, 10/25/2047*(2)	24,076	21,420
STAR Trust VRS
Series 2021-1, Class A1 1.22%, 05/25/2065*(2)	341,823	298,044
Starwood Mtg. Residential Trust VRS
Series 2021-2, Class A1 0.94%, 05/25/2065*(2)	122,462	110,587
Series 2021-6, Class A1 1.92%, 11/25/2066*(2)	656,041	547,907
Structured Adjustable Rate Mtg. Loan Trust FRS
Series 2004-13, Class A2 5.74%, (TSFR1M+0.41%), 09/25/2034	11,872	10,249
Structured Asset Mtg. Investments II Trust FRS
Series 2006-AR1, Class 3A1 5.90%, (TSFR1M+0.57%), 02/25/2036	42,308	32,721
Toorak Mtg. Corp., Ltd.
Series 2021-1, Class A1 3.24%, 06/25/2024*(3)	290,668	287,594
Towd Point Mtg. Trust
Series 2023-1, Class A1 3.75%, 01/25/2063*	451,372	424,497
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)	$ 1,073,064	$ 912,659
Tyson Corner Mtg. Trust VRS
Series 2023-CRNR, Class A 6.58%, 12/10/2033*(2)	730,000	762,879
Verus Securitization Trust VRS
Series 2021-R2, Class A1 0.92%, 02/25/2064*(2)	211,818	187,300
Series 2021-4, Class A1 0.94%, 07/25/2066*(2)	302,806	239,118
Series 2021-2, Class A1 1.03%, 02/25/2066*(2)	179,668	154,938
Series 2021-8, Class A1 1.82%, 11/25/2066*(2)	454,833	389,138
Series 2021-7, Class A1 1.83%, 10/25/2066*(2)	927,174	802,245
WaMu Mtg. Pass-Through Certs. Trust VRS
Series 2007-HY6, Class 1A1 3.81%, 06/25/2037(2)	68,575	57,746
Washington Mutual Mtg. Pass-Through Certs. Trust FRS
Series 2006-AR17, Class 1A 4.40%, (12 MTA+0.82%), 12/25/2046	166,627	133,558
Series 2006-AR9, Class 1A 5.92%, (12 MTA+0.83%), 11/25/2046	72,467	58,702
Series 2006-AR13, Class 1A 5.97%, (12 MTA+0.88%), 10/25/2046	84,513	69,711
Series 2006-5, Class 1A1 6.00%, (TSFR1M+0.71%), 07/25/2036	36,604	24,077
Series 2006-AR15, Class 2A 6.59%, (12 MTA+1.50%), 11/25/2046	36,182	31,112
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 0.87%, 09/15/2057(2)(5)	5,082,144	50,197
Series 2015-NXS1, Class XA 1.06%, 05/15/2048(2)(5)	2,314,399	12,350
Series 2015-NXS1, Class D 4.14%, 05/15/2048(2)	75,000	64,452
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR16, Class A1 6.24%, 10/25/2036(2)	21,230	19,167
		50,374,069
U.S. Government Agency — 1.5%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K064, Class X1 0.60%, 03/25/2027(2)(5)	4,658,709	68,462
Series K124, Class X1 0.72%, 12/25/2030(2)(5)	3,471,904	133,462
Series K122, Class X1 0.88%, 11/25/2030(2)(5)	881,242	39,858
Series K121, Class X1 1.02%, 10/25/2030(2)(5)	1,607,001	82,167
Series K104, Class X1 1.12%, 01/25/2030(2)(5)	2,448,645	125,285
Series K114, Class X1 1.12%, 06/25/2030(2)(5)	2,879,723	159,980
Series K111, Class X1 1.57%, 05/25/2030(2)(5)	1,114,991	84,447

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. REMIC
Series 5055, Class DG 1.50%, 12/25/2050	$ 730,201	$ 571,793
Series 4216, Class KQ 1.70%, 10/15/2039	39,152	38,560
Series 4961, Class JB 2.50%, 12/15/2042	327,974	295,569
Series 3883, Class PB 3.00%, 05/15/2041	100,258	93,981
Series 4740, Class BA 3.00%, 09/15/2045	42,850	41,117
Federal Home Loan Mtg. Corp. SCRT
Series 2020-1, Class MA 2.50%, 08/25/2059	282,768	254,169
Series 2019-3, Class MV 3.50%, 10/25/2058	205,713	185,148
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2021-DNA7, Class B1 8.97%, (SOFR30A+3.65%), 11/25/2041*	328,000	341,515
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Debt Notes FRS
Series 2023-DNA2, Class M1B 8.57%, (SOFR30A+3.25%), 04/25/2043*	285,000	298,728
Series 2022-HQA2, Class M1B 9.32%, (SOFR30A+4.00%), 07/25/2042*	335,000	356,124
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-DNA5, Class M2 6.97%, (TSFR1M+1.65%), 01/25/2034*	75,913	76,181
Series 2022-DNA3, Class M1B 8.22%, (SOFR30A+2.90%), 04/25/2042*	310,000	320,480
Series 2021-HQA3, Class B1 8.67%, (SOFR30A+3.35%), 09/25/2041*	845,000	870,321
Series 2022-DNA4, Class M1B 8.67%, (SOFR30A+3.35%), 05/25/2042*	440,000	459,644
Series 2021-DNA6, Class B1 8.72%, (SOFR30A+3.40%), 10/25/2041*	345,000	356,967
Series 2022-HQA1, Class M1B 8.82%, (SOFR30A+3.50%), 03/25/2042*	100,000	104,250
Series 2023-HQA1, Class M1B 8.82%, (SOFR30A+3.50%), 05/25/2043*	840,000	886,304
Series 2022-HQA3, Class M1B 8.87%, (SOFR30A+3.55%), 08/25/2042*	135,000	141,613
Series 2022-DNA6, Class M1B 9.02%, (SOFR30A+3.70%), 09/25/2042*	370,000	392,177
Series 2022-DNA5, Class M1B 9.82%, (SOFR30A+4.50%), 06/25/2042*	535,000	578,527
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	64,955	62,884
Series 2012-21, Class PQ 2.00%, 09/25/2041	59,804	54,714
Series 2012-18, Class GA 2.00%, 12/25/2041	105,320	95,538
Series 2015-48, Class QB 3.00%, 02/25/2043	115,202	110,421
Series 2017-16, Class PB 3.00%, 03/25/2047	515,000	429,483
Series 2018-27, Class EA 3.00%, 05/25/2048	261,906	229,580
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2018-35, Class CD 3.00%, 05/25/2048	$ 165,979	$ 143,149
Series 2019-45, Class PT 3.00%, 08/25/2049	220,820	196,292
Series 2012-52, Class PA 3.50%, 05/25/2042	88,354	83,330
Series 2018-23, Class LA 3.50%, 04/25/2048	223,361	207,320
Series 2022-90, Class AY 4.50%, 12/25/2041	1,215,000	1,147,590
		10,117,130
Total Collateralized Mortgage Obligations (cost $67,421,636)		60,491,199
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 73.2%
U.S. Government — 38.1%
United States Treasury Bonds
1.13%, 05/15/2040	2,018,000	1,260,856
1.25%, 05/15/2050	8,004,000	4,093,608
1.38%, 11/15/2040(6)(7)	2,440,000	1,569,034
1.38%, 08/15/2050	3,951,000	2,086,468
1.75%, 08/15/2041	1,854,000	1,251,160
1.88%, 02/15/2041 to 11/15/2051	2,054,000	1,364,061
2.00%, 08/15/2051	3,145,000	1,948,549
2.25%, 08/15/2046	3,566,000	2,440,621
2.38%, 02/15/2042 to 05/15/2051	13,103,000	9,021,454
2.50%, 02/15/2045 to 05/15/2046	1,923,000	1,393,539
2.50%, 02/15/2046(7)	5,853,000	4,232,908
2.75%, 11/15/2042 to 08/15/2047	981,000	748,321
2.88%, 05/15/2043 to 05/15/2049	5,915,000	4,567,052
3.00%, 05/15/2042 to 08/15/2052	20,456,000	16,014,927
3.13%, 02/15/2043 to 05/15/2048	5,053,000	4,138,274
3.38%, 05/15/2044 to 11/15/2048	2,057,000	1,734,304
3.63%, 08/15/2043 to 05/15/2053	4,201,000	3,710,247
4.13%, 08/15/2053	1,392,000	1,337,843
4.38%, 11/15/2039 to 05/15/2040	2,035,000	2,049,615
4.50%, 02/15/2036	2,204,000	2,292,590
4.75%, 02/15/2041 to 11/15/2053	2,194,000	2,330,707
5.25%, 11/15/2028 to 02/15/2029	5,086,000	5,300,582
5.38%, 02/15/2031	1,289,000	1,383,913
6.38%, 08/15/2027	394,000	418,286
United States Treasury Bonds TIPS
0.25%, 02/15/2050(8)	4,707,684	2,970,702
1.38%, 07/15/2033(8)	2,386,026	2,289,818
United States Treasury Notes
0.25%, 06/30/2025 to 09/30/2025	10,436,000	9,809,813
0.38%, 09/15/2024 to 09/30/2027	11,855,000	10,680,850
0.50%, 02/28/2026 to 10/31/2027	19,350,000	17,379,501
0.63%, 07/31/2026 to 08/15/2030	21,631,000	18,724,681
0.75%, 05/31/2026 to 01/31/2028	9,681,000	8,719,620
0.88%, 11/15/2030	910,000	736,567
1.13%, 02/29/2028 to 02/15/2031	6,670,000	5,715,551
1.25%, 05/31/2028 to 08/15/2031	14,575,000	12,537,829
1.38%, 11/15/2031	3,786,000	3,092,393
1.50%, 08/15/2026 to 02/15/2030	4,472,000	4,159,750
1.63%, 02/15/2026 to 05/15/2031	16,616,000	14,972,192
1.75%, 11/15/2029	2,813,000	2,476,868
1.88%, 02/28/2027	1,230,000	1,144,477
2.00%, 02/15/2025 to 11/15/2026	8,147,000	7,769,106
2.13%, 05/15/2025	5,012,000	4,857,137
2.25%, 10/31/2024 to 11/15/2027	9,743,000	9,270,223
2.38%, 05/15/2027 to 05/15/2029	4,144,000	3,820,962
2.63%, 03/31/2025 to 02/15/2029	3,868,000	3,683,462

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
2.75%, 07/31/2027 to 08/15/2032	$ 8,212,000	$ 7,502,366
2.88%, 07/31/2025 to 05/15/2032	8,961,000	8,422,286
3.00%, 07/31/2024 to 07/15/2025	1,400,000	1,378,139
3.63%, 05/31/2028	3,565,000	3,474,622
3.88%, 08/15/2033	1,089,000	1,060,073
4.00%, 01/31/2029 to 02/15/2034	3,585,000	3,525,967
4.13%, 11/15/2032	3,956,000	3,928,957
4.38%, 08/31/2028 to 11/30/2030	2,524,000	2,534,956
4.50%, 11/15/2033	5,073,000	5,185,557
United States Treasury Notes TIPS
1.75%, 01/15/2034(8)	1,755,530	1,733,046
		260,246,390
U.S. Government Agency — 35.1%
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	970,978	840,733
2.00%, 02/01/2036 to 08/01/2052	6,670,690	5,408,907
2.50%, 01/01/2028 to 09/01/2051	1,023,665	896,648
3.00%, 08/01/2027 to 08/01/2046	1,548,817	1,379,728
3.50%, 11/01/2041 to 02/01/2052	1,463,180	1,328,662
4.00%, 09/01/2040 to 01/01/2050	910,308	860,727
4.50%, 07/01/2045 to 06/01/2052	1,077,582	1,037,087
5.00%, 09/01/2031 to 01/01/2053	4,100,964	4,008,235
5.50%, 01/01/2036 to 01/01/2053	603,815	602,602
6.00%, 03/01/2040 to 01/01/2053	446,596	451,279
6.25%, 07/15/2032	206,000	234,148
6.75%, 03/15/2031	100,000	114,519
Federal Home Loan Mtg. Corp. FRS
5.74%, (RFUCCT6M+1.49%), 02/01/2037	4,036	4,060
Federal National Mtg. Assoc.
1.50%, 12/01/2050	1,429,569	1,077,118
1.88%, 09/24/2026	837,000	784,647
2.00%, 11/01/2035 to 05/01/2052	25,871,171	20,636,998
2.50%, 04/01/2028 to 04/01/2052	10,506,642	8,883,860
2.63%, 09/06/2024	2,025,000	2,002,057
3.00%, 10/01/2027 to 03/01/2050	2,862,995	2,581,058
3.50%, 08/01/2026 to 02/01/2052	4,239,508	3,876,571
4.00%, 10/01/2040 to 03/01/2049	2,017,225	1,907,114
4.50%, 10/01/2024 to 12/01/2048	825,062	802,188
5.00%, 05/01/2040 to 01/01/2053	3,887,238	3,797,351
5.50%, 08/01/2037 to 04/01/2053	570,653	569,818
6.00%, 11/01/2038 to 09/01/2053	964,603	974,257
6.50%, 10/01/2037 to 10/01/2053	513,628	524,744
6.63%, 11/15/2030	871,000	983,055
7.25%, 05/15/2030	2,260,000	2,614,860
Federal National Mtg. Assoc. FRS
5.63%, (RFUCCT1Y+1.57%), 05/01/2037	7,576	7,756
5.67%, (H15T1Y+2.27%), 11/01/2036	18,616	19,158
6.07%, (RFUCCT1Y+1.82%), 10/01/2040	8,443	8,698
6.08%, (RFUCCT1Y+1.83%), 10/01/2040	28,531	29,318
Government National Mtg. Assoc.
2.00%, 11/20/2050	1,320,892	1,082,220
2.00%, April 30 TBA	4,500,000	3,686,008
2.50%, 07/20/2051	999,442	851,927
3.00%, 02/20/2045 to 03/20/2052	1,057,921	941,145
3.00%, April 30 TBA	20,300,000	17,900,005
3.50%, 03/20/2045 to 07/20/2045	122,748	113,586
3.50%, April 30 TBA	14,300,000	13,011,246
4.00%, 03/15/2039 to 05/20/2048	555,084	529,104
4.50%, 09/15/2033 to 04/20/2047	280,883	275,386
4.50%, April 30 TBA	6,800,000	6,533,636
5.00%, 06/15/2033 to 08/15/2038	186,929	188,435
Security Description		Shares or Principal Amount	Value

U.S. Government Agency (continued)
5.50%, 02/15/2032 to 05/20/2053		$ 1,069,607	$ 1,072,602
6.00%, 04/15/2028 to 12/15/2036		402,475	412,099
6.50%, 09/15/2031 to 12/15/2031		4,542	4,637
7.50%, 09/15/2030		4,425	4,435
Tennessee Valley Authority
4.25%, 09/15/2065		577,000	503,033
Uniform Mtg. Backed Securities
2.00%, April 30 TBA		24,600,000	19,458,300
2.50%, April 30 TBA		7,600,000	6,281,098
3.00%, April 30 TBA		16,000,000	13,763,378
3.50%, April 30 TBA		19,100,000	17,092,158
4.00%, April 30 TBA		10,300,000	9,537,817
4.50%, April 30 TBA		7,495,000	7,136,907
5.50%, April 30 TBA		12,135,000	12,074,765
6.00%, April 30 TBA		26,180,000	26,418,341
6.00%, May 30 TBA		11,220,000	11,319,955
			239,440,184
Total U.S. Government & Agency Obligations (cost $538,635,685)			499,686,574
FOREIGN GOVERNMENT OBLIGATIONS — 2.4%
Banks — 0.1%
Bank Gospodarstwa Krajowego
5.38%, 05/22/2033*		200,000	198,758
Development Bank of Japan, Inc.
1.75%, 02/18/2025*		268,000	259,384
Industrial Bank of Korea
1.04%, 06/22/2025*		341,000	323,880
			782,022
Regional(State/Province) — 0.0%
Province of British Columbia Canada
4.20%, 07/06/2033		144,000	139,649
Sovereign — 2.3%
Abu Dhabi Government International Bond
1.63%, 06/02/2028		200,000	176,933
Colombia Government International Bond
6.13%, 01/18/2041		100,000	86,051
Emirate of Abu Dhabi
2.50%, 04/16/2025		200,000	194,324
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	8,722,000	1,714,019
Government of Bermuda
2.38%, 08/20/2030*		200,000	167,040
5.00%, 07/15/2032*		200,000	192,400
Government of Hungary
1.63%, 04/28/2032	EUR	1,240,000	1,093,122
Government of Macedonia
2.75%, 01/18/2025	EUR	410,000	433,261
3.68%, 06/03/2026*	EUR	480,000	501,504
Government of Romania
2.63%, 12/02/2040*	EUR	645,000	474,081
2.75%, 04/14/2041	EUR	1,475,000	1,084,473
5.88%, 01/30/2029*		494,000	493,530
6.38%, 01/30/2034*		408,000	413,279
6.63%, 02/17/2028		200,000	205,997
Kingdom of Saudi Arabia
2.00%, 07/09/2039	EUR	110,000	90,572
5.00%, 01/16/2034*		200,000	198,750
5.75%, 01/16/2054*		1,100,000	1,086,250
Republic of Angola
8.00%, 11/26/2029		325,000	302,250

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Chile
1.25%, 01/22/2051	EUR	255,000	$ 154,060
Republic of Colombia
7.38%, 09/18/2037		$ 100,000	99,491
Republic of Costa Rica
6.55%, 04/03/2034*		245,000	253,300
Republic of Hungary
5.25%, 06/16/2029		200,000	197,600
5.50%, 03/26/2036*		200,000	194,000
6.13%, 05/22/2028*		635,000	650,107
Republic of Indonesia
1.10%, 03/12/2033	EUR	1,075,000	918,660
5.10%, 02/10/2054		200,000	193,425
8.50%, 10/12/2035		100,000	127,626
Republic of Ivory Coast
8.25%, 01/30/2037*		200,000	200,400
Republic of Panama
3.30%, 01/19/2033		200,000	153,767
7.50%, 03/01/2031		200,000	207,308
Republic of Paraguay
6.00%, 02/09/2036*		200,000	202,330
Republic of Peru
7.35%, 07/21/2025		100,000	102,250
8.75%, 11/21/2033		50,000	61,687
Republic of Philippines
1.20%, 04/28/2033	EUR	740,000	638,759
1.75%, 04/28/2041	EUR	300,000	226,876
Republic of Poland
4.88%, 10/04/2033		100,000	98,381
5.13%, 09/18/2034		200,000	199,112
5.50%, 04/04/2053		50,000	49,779
Republic of Trinidad & Tobago
4.50%, 08/04/2026		200,000	194,200
State of Qatar
3.40%, 04/16/2025		200,000	196,293
4.00%, 03/14/2029		200,000	195,236
United Mexican States
6.00%, 05/07/2036		655,000	656,347
6.40%, 05/07/2054		200,000	199,256
			15,278,086
Total Foreign Government Obligations (cost $18,163,859)			16,199,757
MUNICIPAL SECURITIES — 0.5%
Chicago Board of Education General Obligation Bonds
6.14%, 12/01/2039		335,000	314,349
6.32%, 11/01/2029		235,000	233,405
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040		160,000	138,128
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025		925,000	881,866
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028		1,260,000	1,352,890
Security Description	Shares or Principal Amount	Value

Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035	$ 525,000	$ 529,592
Total Municipal Securities (cost $3,631,854)		3,450,230
ESCROWS AND LITIGATION TRUSTS — 0.0%
Paragon Offshore Finance Co.†(4) (cost $587)	587	0
Total Long-Term Investment Securities (cost $893,767,940)		836,624,142
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41%(9) (cost $558,946)	558,778	558,946
REPURCHASE AGREEMENTS — 1.2%
Bank of America Securities LLC Joint Repurchase Agreement(10)	1,625,000	1,625,000
Barclays Capital, Inc. Joint Repurchase Agreement(10)	1,640,000	1,640,000
BNP Paribas SA Joint Repurchase Agreement(10)	1,630,000	1,630,000
Deutsche Bank AG Joint Repurchase Agreement(10)	1,625,000	1,625,000
RBS Securities, Inc. Joint Repurchase Agreement(10)	1,625,000	1,625,000
Total Repurchase Agreements (cost $8,145,000)		8,145,000
TOTAL INVESTMENTS (cost $902,471,886)(11)	123.9%	845,328,088
Other assets less liabilities	(23.9)	(163,000,223)
NET ASSETS	100.0%	$ 682,327,865
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Diversified Fixed Income Portfolio has no right to demand registration of these securities. At March 31, 2024, the aggregate value of these securities was $128,087,896 representing 18.8% of net assets.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2024.
(4)	Securities classified as Level 3 (see Note 2).
(5)	Interest Only
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	Principal amount of security is adjusted for inflation.
(9)	The rate shown is the 7-day yield as of March 31, 2024.
(10)	See Note 2 for details of Joint Repurchase Agreements.
(11)	See Note 4 for cost of investments on a tax basis.
12 MTA—Federal Reserve US 12 Month Cumulative Average 1 Year CMT
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
BRL—Brazilian Real
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at March 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	830,000	USD	Fixed 2.880%	12-Month SOFR	Annual	Annual	Mar 2053	$ 9,350	$ 101,749	$ 111,099
Centrally Cleared	2,225,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	3,627	259,007	262,634
Centrally Cleared	1,380,000	USD	Fixed 3.250	12-Month SOFR	Annual	Annual	Jun 2053	(14,720)	109,122	94,402
Centrally Cleared	2,165,000	USD	Fixed 3.590	12-Month SOFR	Annual	Annual	Sep 2053	9,139	7,302	16,441
								$ 7,396	$477,180	$484,576
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
83	Short	U.S. Treasury 2 Year Notes	June 2024	$17,020,612	$16,972,203	$48,409
						Unrealized (Depreciation)
4	Short	Euro Buxl 30 Year Bonds	June 2024	$ 573,883	$ 586,031	$ (12,148)
41	Short	Euro-BUND	June 2024	5,852,567	5,899,777	(47,210)
43	Short	Long Gilt	June 2024	5,395,135	5,423,988	(28,853)
57	Short	U.S. Treasury 10 Year Notes	June 2024	6,295,250	6,315,422	(20,172)
177	Short	U.S. Treasury 5 Year Notes	June 2024	18,889,195	18,941,765	(52,570)
27	Short	U.S. Treasury Long Bonds	June 2024	3,215,109	3,251,812	(36,703)
172	Short	U.S. Treasury Ultra 10 Year Notes	June 2024	19,649,844	19,712,813	(62,969)
87	Short	U.S. Treasury Ultra Bonds	June 2024	11,113,442	11,223,000	(109,558)
						$(370,183)
		Net Unrealized Appreciation (Depreciation)				$(321,774)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
BNP Paribas SA	EUR	6,734,000	USD	7,412,265	06/20/2024	$124,354	$—
Goldman Sachs International	BRL	8,177,000	USD	1,622,324	06/20/2024	4,014	—
HSBC Bank PLC	EUR	159,000	USD	173,803	06/20/2024	1,724	—
Unrealized Appreciation (Depreciation)						$130,092	$—
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$221,274,871	$ —	$221,274,871
Asset Backed Securities:
Other Asset Backed Securities	—	25,690,799	160,738	25,851,537
Other Industries	—	9,669,974	—	9,669,974
Collateralized Mortgage Obligations	—	60,491,199	—	60,491,199
U.S. Government & Agency Obligations	—	499,686,574	—	499,686,574
Foreign Government Obligations	—	16,199,757	—	16,199,757
Municipal Securities	—	3,450,230	—	3,450,230
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investments	558,946	—	—	558,946
Repurchase Agreements	—	8,145,000	—	8,145,000
Total Investments at Value	$558,946	$844,608,404	$160,738	$845,328,088
Other Financial Instruments:†
Swaps	$ —	$ 477,180	$ —	$ 477,180
Futures Contracts	48,409	—	—	48,409
Forward Foreign Currency Contracts	—	130,092	—	130,092
Total Other Financial Instruments	$ 48,409	$ 607,272	$ —	$ 655,681
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$370,183	$ —	$ —	$ 370,183
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO PROFILE — March 31, 2024— (unaudited)

Industry Allocation*
Internet	19.1%
Software	17.1
U.S. Government & Agency Obligations	14.5
Biotechnology	5.5
Commercial Services	4.4
Collateralized Mortgage Obligations	3.7
Banks	3.4
Advertising	3.0
Auto Manufacturers	2.5
Retail	2.4
REITS	2.1
Diversified Financial Services	2.0
Repurchase Agreements	1.8
Computers	1.8
Electric	1.7
Oil & Gas	1.6
Healthcare-Products	1.5
Transportation	1.2
Other Asset Backed Securities	1.0
Semiconductors	0.8
Engineering & Construction	0.7
Pharmaceuticals	0.7
Building Materials	0.7
Healthcare-Services	0.6
Insurance	0.6
Media	0.5
Auto Loan Receivables	0.5
Home Builders	0.4
Gas	0.4
Pipelines	0.4
Municipal Securities	0.4
Foreign Government Obligations	0.4
Chemicals	0.4
Food	0.4
Oil & Gas Services	0.3
Electronics	0.3
Distribution/Wholesale	0.3
Entertainment	0.3
Apparel	0.2
Agriculture	0.2
Mining	0.2
Machinery-Diversified	0.2
Telecommunications	0.2
Environmental Control	0.2
Home Furnishings	0.2
Coal	0.2
Cosmetics/Personal Care	0.2
Metal Fabricate/Hardware	0.2
Auto Parts & Equipment	0.2
Savings & Loans	0.2
Iron/Steel	0.1
Beverages	0.1
Home Equity	0.1
Trucking & Leasing	0.1
Electrical Components & Equipment	0.1
Packaging & Containers	0.1
Aerospace/Defense	0.1
Miscellaneous Manufacturing	0.1
Purchased Options	0.1
Lodging	0.1
Investment Companies	0.1
Airlines	0.1
Leisure Time	0.1

Hand/Machine Tools	0.1%
Machinery-Construction & Mining	0.1
103.3%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 71.7%
Advertising — 3.0%
Trade Desk, Inc., Class A†	13,469	$ 1,177,460
Aerospace/Defense — 0.0%
Joby Aviation, Inc.†	522	2,798
Agriculture — 0.1%
Andersons, Inc.	263	15,088
Dole PLC	908	10,832
Fresh Del Monte Produce, Inc.	126	3,265
Vital Farms, Inc.†	324	7,533
		36,718
Airlines — 0.1%
JetBlue Airways Corp.†	444	3,294
SkyWest, Inc.†	458	31,639
		34,933
Apparel — 0.1%
Crocs, Inc.†	200	28,760
Steven Madden, Ltd.	427	18,054
		46,814
Auto Manufacturers — 2.5%
Blue Bird Corp.†	306	11,732
REV Group, Inc.	600	13,254
Tesla, Inc.†	5,453	958,583
		983,569
Auto Parts & Equipment — 0.2%
Adient PLC†	572	18,830
Goodyear Tire & Rubber Co.†	1,928	26,471
Titan International, Inc.†	1,169	14,566
		59,867
Banks — 1.6%
Amalgamated Financial Corp.	320	7,680
Ameris Bancorp	404	19,545
Associated Banc-Corp	238	5,119
Bancorp, Inc.†	145	4,852
Bank of N.T. Butterfield & Son, Ltd.	1,130	36,149
BankUnited, Inc.	209	5,852
Banner Corp.	228	10,944
Business First Bancshares, Inc.	380	8,466
Byline Bancorp, Inc.	119	2,585
Central Pacific Financial Corp.	145	2,864
CNB Financial Corp.	147	2,997
Coastal Financial Corp.†	249	9,679
ConnectOne Bancorp, Inc.	1,708	33,306
Customers Bancorp, Inc.†	670	35,550
Eastern Bankshares, Inc.	1,679	23,137
Enterprise Financial Services Corp.	356	14,439
Equity Bancshares, Inc., Class A	249	8,558
Financial Institutions, Inc.	26	489
First BanCorp/Puerto Rico	1,630	28,590
First Bancshares, Inc.	182	4,723
First Citizens BancShares, Inc., Class A	10	16,350
First Financial Corp.	179	6,861
First Merchants Corp.	494	17,241
First Mid Bancshares, Inc.	164	5,360
FNB Corp.	204	2,876
Glacier Bancorp, Inc.	133	5,357
Hancock Whitney Corp.	92	4,236
Hanmi Financial Corp.	82	1,305
Heartland Financial USA, Inc.	115	4,042
Security Description	Shares or Principal Amount	Value

Banks (continued)
Heritage Commerce Corp.	903	$ 7,748
Home BancShares, Inc.	401	9,853
Hope Bancorp, Inc.	615	7,079
Live Oak Bancshares, Inc.	96	3,985
Macatawa Bank Corp.	65	636
Mercantile Bank Corp.	36	1,386
Merchants Bancorp	471	20,338
Mid Penn Bancorp, Inc.	36	720
MidWestOne Financial Group, Inc.	57	1,336
MVB Financial Corp.	16	357
National Bank Holdings Corp., Class A	92	3,318
OFG Bancorp	711	26,172
Old National Bancorp	1,366	23,782
Old Second Bancorp, Inc.	812	11,238
Pathward Financial, Inc.	373	18,829
Pinnacle Financial Partners, Inc.	126	10,821
Popular, Inc.	423	37,262
Preferred Bank	90	6,909
Premier Financial Corp.	82	1,665
QCR Holdings, Inc.	300	18,222
Seacoast Banking Corp. of Florida	91	2,310
South Plains Financial, Inc.	20	535
Southside Bancshares, Inc.	87	2,543
SouthState Corp.	90	7,653
Texas Capital Bancshares, Inc.†	74	4,555
Towne Bank	194	5,444
TriCo Bancshares	262	9,636
UMB Financial Corp.	34	2,958
United Bankshares, Inc.	160	5,726
Unity Bancorp, Inc.	24	662
Veritex Holdings, Inc.	246	5,041
WesBanco, Inc.	159	4,740
Wintrust Financial Corp.	292	30,482
		623,093
Beverages — 0.1%
Coca-Cola Consolidated, Inc.	16	13,543
Primo Water Corp.	920	16,753
Vita Coco Co., Inc.†	1,033	25,236
		55,532
Biotechnology — 5.4%
ACADIA Pharmaceuticals, Inc.†	842	15,569
Akero Therapeutics, Inc.†	816	20,612
Allogene Therapeutics, Inc.†	1,422	6,356
Amicus Therapeutics, Inc.†	2,580	30,392
ANI Pharmaceuticals, Inc.†	92	6,360
Annexon, Inc.†	2,832	20,305
Arcutis Biotherapeutics, Inc.†	2,948	29,215
Arrowhead Pharmaceuticals, Inc.†	271	7,751
Atara Biotherapeutics, Inc.†	3,955	2,745
Axsome Therapeutics, Inc.†	464	37,027
Biohaven, Ltd.†	39	2,133
Bluebird Bio, Inc.†	88	113
Blueprint Medicines Corp.†	144	13,660
Bridgebio Pharma, Inc.†	152	4,700
Crinetics Pharmaceuticals, Inc.†	421	19,707
Esperion Therapeutics, Inc.†	4,803	12,872
Illumina, Inc.†	2,275	312,403
Immunovant, Inc.†	494	15,961
Insmed, Inc.†	469	12,724
Intellia Therapeutics, Inc.†	275	7,565
Kyverna Therapeutics, Inc.†	617	15,326

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
MeiraGTx Holdings PLC†	1,024	$ 6,216
Mersana Therapeutics, Inc.†	3,788	16,970
Mural Oncology PLC†	34	166
NeoGenomics, Inc.†	910	14,305
OmniAb, Inc. (Earnout Shares 12.50)†(1)	56	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	56	0
Ovid therapeutics, Inc.†	4,674	14,256
Prothena Corp. PLC†	312	7,728
PTC Therapeutics, Inc.†	264	7,680
Recursion Pharmaceuticals, Inc., Class A†	2,532	25,244
Replimune Group, Inc.†	694	5,670
REVOLUTION Medicines, Inc.†	945	30,457
Roivant Sciences, Ltd.†	19,212	202,495
Royalty Pharma PLC, Class A	32,666	992,066
Sage Therapeutics, Inc.†	335	6,278
Sana Biotechnology, Inc.†	7	70
SpringWorks Therapeutics, Inc.†	631	31,058
Sutro Biopharma, Inc.†	75	424
Syndax Pharmaceuticals, Inc.†	813	19,349
Travere Therapeutics, Inc.†	982	7,571
Tyra Biosciences, Inc.†	1,160	19,024
Ventyx Biosciences, Inc.†	2,703	14,867
Viking Therapeutics, Inc.†	1,033	84,706
Xencor, Inc.†	223	4,935
		2,105,031
Building Materials — 0.6%
Apogee Enterprises, Inc.	128	7,578
Boise Cascade Co.	149	22,852
Gibraltar Industries, Inc.†	130	10,469
Griffon Corp.	855	62,706
Knife River Corp.†	166	13,459
Modine Manufacturing Co.†	316	30,080
Simpson Manufacturing Co., Inc.	36	7,387
Summit Materials, Inc., Class A†	439	19,566
UFP Industries, Inc.	420	51,664
		225,761
Chemicals — 0.3%
Arcadium Lithium PLC†	474	2,043
Avient Corp.	311	13,497
Cabot Corp.	297	27,383
Ecovyst, Inc.†	179	1,996
H.B. Fuller Co.	206	16,427
Ingevity Corp.†	107	5,104
Orion SA	1,226	28,836
Tronox Holdings PLC	555	9,629
		104,915
Coal — 0.2%
Alpha Metallurgical Resources, Inc.	108	35,767
Arch Resources, Inc.	94	15,114
CONSOL Energy, Inc.	38	3,183
Peabody Energy Corp.	108	2,620
SunCoke Energy, Inc.	249	2,806
Warrior Met Coal, Inc.	216	13,111
		72,601
Commercial Services — 4.2%
ABM Industries, Inc.	923	41,184
Adtalem Global Education, Inc.†	324	16,654
Adyen NV*†	588	994,682
AMN Healthcare Services, Inc.†	105	6,564
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
API Group Corp.†	1,307	$ 51,326
Barrett Business Services, Inc.	115	14,573
Block, Inc.†	1,301	110,039
Brink's Co.	206	19,030
CBIZ, Inc.†	374	29,359
EVERTEC, Inc.	286	11,411
Flywire Corp.†	989	24,537
Herc Holdings, Inc.	134	22,552
Huron Consulting Group, Inc.†	234	22,609
Information Services Group, Inc.	2,625	10,605
John Wiley & Sons, Inc., Class A	230	8,770
Kforce, Inc.	222	15,655
LiveRamp Holdings, Inc.†	969	33,431
Perdoceo Education Corp.	693	12,169
Progyny, Inc.†	1,004	38,303
Remitly Global, Inc.†	537	11,137
Repay Holdings Corp.†	1,391	15,301
Riot Platforms, Inc.†	1,145	14,015
Stride, Inc.†	265	16,708
TriNet Group, Inc.	384	50,876
TrueBlue, Inc.†	127	1,590
V2X, Inc.†	472	22,047
Valvoline, Inc.†	382	17,026
		1,632,153
Computers — 1.7%
ASGN, Inc.†	228	23,885
CACI International, Inc., Class A†	85	32,200
Crowdstrike Holdings, Inc., Class A†	927	297,187
Insight Enterprises, Inc.†	139	25,787
Integral Ad Science Holding Corp.†	430	4,287
KBR, Inc.	351	22,345
Qualys, Inc.†	179	29,870
Rapid7, Inc.†	454	22,264
Super Micro Computer, Inc.†	161	162,615
Unisys Corp.†	3,546	17,411
		637,851
Cosmetics/Personal Care — 0.2%
e.l.f. Beauty, Inc.†	307	60,181
Edgewell Personal Care Co.	76	2,937
		63,118
Distribution/Wholesale — 0.3%
G-III Apparel Group, Ltd.†	219	6,353
Hudson Technologies, Inc.†	100	1,101
Resideo Technologies, Inc.†	313	7,018
Rush Enterprises, Inc., Class A	712	38,106
ScanSource, Inc.†	210	9,248
Titan Machinery, Inc.†	226	5,607
WESCO International, Inc.	185	31,687
		99,120
Diversified Financial Services — 1.7%
AssetMark Financial Holdings, Inc.†	284	10,056
Enact Holdings, Inc.	430	13,407
Enova International, Inc.†	204	12,817
Federal Agricultural Mtg. Corp., Class C	48	9,450
Intercontinental Exchange, Inc.	2,966	407,617
International Money Express, Inc.†	265	6,050
LendingClub Corp.†	800	7,032
Mr. Cooper Group, Inc.†	345	26,893
PennyMac Financial Services, Inc.	272	24,776
Perella Weinberg Partners	935	13,212

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Piper Sandler Cos.	93	$ 18,460
Radian Group, Inc.	1,023	34,240
StoneX Group, Inc.†	126	8,853
Victory Capital Holdings, Inc., Class A	1,106	46,928
Virtus Investment Partners, Inc.	48	11,903
		651,694
Electric — 0.3%
Clearway Energy, Inc., Class A	165	3,549
Clearway Energy, Inc., Class C	620	14,291
IDACORP, Inc.	174	16,163
MGE Energy, Inc.	197	15,508
Northwestern Energy Group, Inc.	147	7,487
Portland General Electric Co.	718	30,156
Unitil Corp.	536	28,059
		115,213
Electrical Components & Equipment — 0.1%
Encore Wire Corp.	186	48,877
Electronics — 0.3%
Atkore, Inc.	373	71,004
Benchmark Electronics, Inc.	463	13,895
OSI Systems, Inc.†	75	10,711
Turtle Beach Corp.†	48	828
		96,438
Energy-Alternate Sources — 0.0%
Green Plains, Inc.†	171	3,953
REX American Resources Corp.†	53	3,112
Sunnova Energy International, Inc.†	298	1,827
		8,892
Engineering & Construction — 0.6%
Comfort Systems USA, Inc.	301	95,631
Construction Partners, Inc., Class A†	258	14,487
IES Holdings, Inc.†	109	13,259
MYR Group, Inc.†	346	61,155
Primoris Services Corp.	451	19,199
Sterling Infrastructure, Inc.†	411	45,337
		249,068
Entertainment — 0.2%
United Parks & Resorts, Inc.†	139	7,813
Accel Entertainment, Inc.†	844	9,951
Everi Holdings, Inc.†	1,005	10,100
Light & Wonder, Inc.†	420	42,878
Lions Gate Entertainment Corp., Class A†	885	8,806
		79,548
Environmental Control — 0.1%
Tetra Tech, Inc.	206	38,050
Food — 0.3%
Cal-Maine Foods, Inc.	192	11,299
Chefs' Warehouse, Inc.†	612	23,048
John B. Sanfilippo & Son, Inc.	124	13,134
Simply Good Foods Co.†	435	14,803
Sprouts Farmers Market, Inc.†	400	25,792
SunOpta, Inc.†	1,332	9,151
United Natural Foods, Inc.†	163	1,873
		99,100
Security Description	Shares or Principal Amount	Value

Gas — 0.2%
Chesapeake Utilities Corp.	185	$ 19,850
New Jersey Resources Corp.	261	11,200
Northwest Natural Holding Co.	199	7,407
ONE Gas, Inc.	433	27,941
		66,398
Healthcare-Products — 1.3%
Adaptive Biotechnologies Corp.†	104	334
Alphatec Holdings, Inc.†	706	9,736
AngioDynamics, Inc.†	1,056	6,199
AtriCure, Inc.†	692	21,051
Atrion Corp.	61	28,276
Danaher Corp.	1,316	328,631
Inmode, Ltd.†	366	7,909
Inogen, Inc.†	2,609	21,054
Lantheus Holdings, Inc.†	529	32,925
OmniAb, Inc.†	567	3,073
Omnicell, Inc.†	166	4,852
Quanterix Corp.†	196	4,618
SI-BONE, Inc.†	448	7,334
Treace Medical Concepts, Inc.†	358	4,672
Twist Bioscience Corp.†	854	29,301
		509,965
Healthcare-Services — 0.4%
Fulgent Genetics, Inc.†	223	4,839
HealthEquity, Inc.†	488	39,836
Medpace Holdings, Inc.†	138	55,773
National HealthCare Corp.	79	7,466
OPKO Health, Inc.†	3,401	4,081
Oscar Health, Inc., Class A†	1,199	17,829
Surgery Partners, Inc.†	168	5,011
Tenet Healthcare Corp.†	153	16,082
		150,917
Home Builders — 0.4%
Century Communities, Inc.	135	13,027
Forestar Group, Inc.†	272	10,932
Green Brick Partners, Inc.†	205	12,347
Installed Building Products, Inc.	31	8,021
KB Home	179	12,687
Landsea Homes Corp.†	690	10,026
M/I Homes, Inc.†	98	13,356
Meritage Homes Corp.	147	25,793
Taylor Morrison Home Corp.†	621	38,608
Tri Pointe Homes, Inc.†	512	19,794
		164,591
Home Furnishings — 0.2%
MillerKnoll, Inc.	1,299	32,163
Sonos, Inc.†	1,643	31,316
Xperi, Inc.†	1,091	13,157
		76,636
Household Products/Wares — 0.0%
Central Garden & Pet Co., Class A†	116	4,283
Quanex Building Products Corp.	207	7,955
		12,238
Insurance — 0.3%
BRP Group, Inc., Class A†	92	2,662
Essent Group, Ltd.	606	36,063
Jackson Financial, Inc., Class A	373	24,670
NMI Holdings, Inc., Class A†	775	25,064

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Palomar Holdings, Inc.†	173	$ 14,503
RLI Corp.	126	18,707
Skyward Specialty Insurance Group, Inc.†	73	2,731
		124,400
Internet — 18.9%
Beyond, Inc.†	154	5,530
Airbnb, Inc., Class A†	5,924	977,223
Amazon.com, Inc.†	2,988	538,975
Blade Air Mobility, Inc.†	1,695	4,831
Cars.com, Inc.†	330	5,669
Chewy, Inc., Class A†	6,986	111,147
Couchbase, Inc.†	951	25,021
DoorDash, Inc., Class A†	13,538	1,864,453
Magnite, Inc.†	1,036	11,137
MercadoLibre, Inc.†	349	527,674
Meta Platforms, Inc., Class A	215	104,400
Open Lending Corp.†	1,595	9,985
Opendoor Technologies, Inc.†	2,653	8,039
OptimizeRx Corp.†	341	4,143
Perficient, Inc.†	152	8,556
Q2 Holdings, Inc.†	217	11,406
QuinStreet, Inc.†	525	9,272
Shopify, Inc., Class A†	19,423	1,498,873
Shutterstock, Inc.	257	11,773
Squarespace, Inc., Class A†	393	14,321
Uber Technologies, Inc.†	20,053	1,543,880
Yelp, Inc.†	605	23,837
		7,320,145
Investment Companies — 0.0%
Cannae Holdings, Inc.†	206	4,581
Iron/Steel — 0.1%
ATI, Inc.†	98	5,015
Commercial Metals Co.	859	50,483
Radius Recycling, Inc., Class A	67	1,416
		56,914
Leisure Time — 0.1%
Acushnet Holdings Corp.	376	24,797
Lodging — 0.1%
Boyd Gaming Corp.	239	16,089
Hilton Grand Vacations, Inc.†	490	23,133
		39,222
Machinery-Construction & Mining — 0.1%
Argan, Inc.	256	12,938
Bloom Energy Corp., Class A†	287	3,226
Terex Corp.	78	5,023
		21,187
Machinery-Diversified — 0.1%
Applied Industrial Technologies, Inc.	27	5,334
Watts Water Technologies, Inc., Class A	225	47,824
		53,158
Media — 0.1%
Gray Television, Inc.	1,012	6,396
Liberty Latin America, Ltd., Class C†	1,953	13,651
Thryv Holdings, Inc.†	474	10,537
		30,584
Security Description	Shares or Principal Amount	Value

Metal Fabricate/Hardware — 0.2%
Mueller Industries, Inc.	988	$ 53,283
Olympic Steel, Inc.	42	2,977
Ryerson Holding Corp.	150	5,025
		61,285
Mining — 0.1%
Constellium SE†	696	15,389
Hecla Mining Co.	2,214	10,649
Uranium Energy Corp.†	1,582	10,678
		36,716
Miscellaneous Manufacturing — 0.1%
Fabrinet †	224	42,341
Oil & Gas — 1.0%
California Resources Corp.	184	10,138
Chord Energy Corp.	210	37,430
Civitas Resources, Inc.	114	8,654
CNX Resources Corp.†	292	6,926
CVR Energy, Inc.	243	8,665
Delek US Holdings, Inc.	409	12,573
Gulfport Energy Corp.†	29	4,644
Helmerich & Payne, Inc.	71	2,986
Magnolia Oil & Gas Corp., Class A	263	6,825
Matador Resources Co.	688	45,938
Murphy Oil Corp.	716	32,721
Noble Corp. PLC	543	26,330
Ovintiv, Inc.	486	25,223
Patterson-UTI Energy, Inc.	2,408	28,752
PBF Energy, Inc., Class A	282	16,235
SM Energy Co.	1,124	56,031
Valaris, Ltd.†	218	16,407
Weatherford International PLC†	273	31,510
		377,988
Oil & Gas Services — 0.3%
DNOW, Inc.†	1,899	28,865
ChampionX Corp.	617	22,144
Liberty Energy, Inc.	1,572	32,572
Oceaneering International, Inc.†	851	19,914
Oil States International, Inc.†	815	5,020
Select Water Solutions, Inc.	643	5,935
		114,450
Packaging & Containers — 0.0%
Greif, Inc., Class A	81	5,593
O-I Glass, Inc.†	597	9,904
		15,497
Pharmaceuticals — 0.6%
ACELYRIN, Inc.†	1,474	9,950
Alkermes PLC†	348	9,420
Amylyx Pharmaceuticals, Inc.†	1,108	3,147
BellRing Brands, Inc.†	561	33,116
Catalyst Pharmaceuticals, Inc.†	651	10,377
Enanta Pharmaceuticals, Inc.†	304	5,308
Kura Oncology, Inc.†	1,127	24,039
Longboard Pharmaceuticals, Inc.†	1,532	33,091
Madrigal Pharmaceuticals, Inc.†	103	27,505
Option Care Health, Inc.†	885	29,683
Prestige Consumer Healthcare, Inc.†	104	7,546
Protagonist Therapeutics, Inc.†	447	12,932
Sagimet Biosciences, Inc.†	3,452	18,710

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
USANA Health Sciences, Inc.†	74	$ 3,589
Y-mAbs Therapeutics, Inc.†	21	341
		228,754
Pipelines — 0.0%
Equitrans Midstream Corp.	456	5,695
Real Estate — 0.0%
Anywhere Real Estate, Inc.†	490	3,028
Cushman & Wakefield PLC†	1,228	12,845
		15,873
REITS — 1.8%
Agree Realty Corp.	192	10,967
American Assets Trust, Inc.	275	6,025
American Tower Corp.	1,485	293,421
Apple Hospitality REIT, Inc.	637	10,434
Armada Hoffler Properties, Inc.	146	1,518
BrightSpire Capital, Inc.	1,952	13,449
CareTrust REIT, Inc.	275	6,702
City Office REIT, Inc.	333	1,735
Community Healthcare Trust, Inc.	332	8,815
COPT Defense Properties	1,067	25,789
DiamondRock Hospitality Co.	537	5,160
Easterly Government Properties, Inc.	253	2,912
Empire State Realty Trust, Inc., Class A	728	7,375
Essential Properties Realty Trust, Inc.	857	22,848
First Industrial Realty Trust, Inc.	113	5,937
Global Medical REIT, Inc.	141	1,234
Independence Realty Trust, Inc.	662	10,678
Innovative Industrial Properties, Inc.	120	12,425
InvenTrust Properties Corp.	439	11,287
Kimco Realty Corp.	134	2,628
Kite Realty Group Trust	708	15,349
KKR Real Estate Finance Trust, Inc.	160	1,610
Ladder Capital Corp.	1,842	20,501
Macerich Co.	868	14,956
MFA Financial, Inc.	642	7,325
Phillips Edison & Co., Inc.	339	12,160
Piedmont Office Realty Trust, Inc., Class A	353	2,482
Plymouth Industrial REIT, Inc.	598	13,455
PotlatchDeltic Corp.	463	21,770
Redwood Trust, Inc.	361	2,300
Retail Opportunity Investments Corp.	1,083	13,884
RLJ Lodging Trust	851	10,059
Ryman Hospitality Properties, Inc.	270	31,215
Sabra Health Care REIT, Inc.	1,384	20,442
SITE Centers Corp.	522	7,647
SL Green Realty Corp.	332	18,303
Terreno Realty Corp.	226	15,006
TPG RE Finance Trust, Inc.	100	772
UMH Properties, Inc.	328	5,327
Uniti Group, Inc.	710	4,189
Veris Residential, Inc.	221	3,361
Xenia Hotels & Resorts, Inc.	777	11,663
		715,115
Retail — 2.2%
Abercrombie & Fitch Co., Class A†	306	38,351
Academy Sports & Outdoors, Inc.	240	16,209
Asbury Automotive Group, Inc.†	133	31,359
Beacon Roofing Supply, Inc.†	306	29,994
BlueLinx Holdings, Inc.†	69	8,986
Security Description	Shares or Principal Amount	Value

Retail (continued)
Boot Barn Holdings, Inc.†	173	$ 16,461
Buckle, Inc.	288	11,598
Caleres, Inc.	115	4,718
Carvana Co.†	189	16,615
Cava Group, Inc.†	201	14,080
Dave & Buster's Entertainment, Inc.†	399	24,977
EVgo, Inc.†	812	2,038
FirstCash Holdings, Inc.	81	10,331
Floor & Decor Holdings, Inc., Class A†	3,306	428,524
Freshpet, Inc.†	166	19,233
GMS, Inc.†	310	30,175
Group 1 Automotive, Inc.	81	23,671
Haverty Furniture Cos., Inc.	89	3,037
Kura Sushi USA, Inc., Class A†	79	9,098
ODP Corp.†	235	12,467
Patrick Industries, Inc.	113	13,500
Savers Value Village, Inc.†	575	11,086
Shake Shack, Inc., Class A†	56	5,826
Signet Jewelers, Ltd.	290	29,020
Sweetgreen, Inc., Class A†	311	7,856
Urban Outfitters, Inc.†	517	22,448
Wingstop, Inc.	35	12,824
		854,482
Savings & Loans — 0.2%
Axos Financial, Inc.†	89	4,810
Banc of California, Inc.	1,658	25,218
Capitol Federal Financial, Inc.	336	2,003
Flushing Financial Corp.	85	1,072
OceanFirst Financial Corp.	1,230	20,184
WSFS Financial Corp.	95	4,288
		57,575
Semiconductors — 0.7%
ACM Research, Inc., Class A†	958	27,916
Axcelis Technologies, Inc.†	54	6,022
Cirrus Logic, Inc.†	82	7,590
Impinj, Inc.†	320	41,091
MACOM Technology Solutions Holdings, Inc.†	136	13,007
MaxLinear, Inc.†	1,378	25,727
Onto Innovation, Inc.†	85	15,392
Rambus, Inc.†	659	40,733
Semtech Corp.†	751	20,645
SMART Global Holdings, Inc.†	670	17,634
Ultra Clean Holdings, Inc.†	324	14,885
Veeco Instruments, Inc.†	931	32,743
		263,385
Software — 16.7%
Asana, Inc., Class A†	800	12,392
AvePoint, Inc.†	3,872	30,666
BILL Holdings, Inc.†	5,063	347,929
BlackLine, Inc.†	287	18,534
Box, Inc., Class A†	1,247	35,315
Braze, Inc.†	312	13,822
C3.ai, Inc., Class A†	155	4,196
Cloudflare, Inc., Class A†	19,077	1,847,226
CommVault Systems, Inc.†	327	33,168
Domo, Inc., Class B†	1,527	13,621
Donnelley Financial Solutions, Inc.†	681	42,229
Duolingo, Inc.†	124	27,352
Envestnet, Inc.†	301	17,431
Health Catalyst, Inc.†	2,554	19,232
MicroStrategy, Inc., Class A†	516	879,553

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Oddity Tech, Ltd., Class A†	762	$ 33,109
Procore Technologies, Inc.†	3,844	315,862
ROBLOX Corp., Class A†	22,856	872,642
Snowflake, Inc., Class A†	7,162	1,157,379
Sprout Social, Inc., Class A†	181	10,808
SPS Commerce, Inc.†	58	10,724
Veeva Systems, Inc., Class A†	1,631	377,886
Veradigm, Inc.†	939	7,230
Workiva, Inc.†	316	26,797
ZoomInfo Technologies, Inc.†	18,642	298,831
Zuora, Inc., Class A†	495	4,514
		6,458,448
Telecommunications — 0.1%
Aviat Networks, Inc.†	269	10,313
Extreme Networks, Inc.†	305	3,520
Gogo, Inc.†	325	2,853
Iridium Communications, Inc.	131	3,427
Ooma, Inc.†	1,162	9,912
Telephone & Data Systems, Inc.	133	2,131
		32,156
Toys/Games/Hobbies — 0.0%
JAKKS Pacific, Inc.†	107	2,643
Transportation — 1.2%
ArcBest Corp.	263	37,478
Dorian LPG, Ltd.	256	9,846
Eagle Bulk Shipping, Inc.	68	4,248
Forward Air Corp.	61	1,898
Hub Group, Inc., Class A	777	33,582
Matson, Inc.	199	22,368
Radiant Logistics, Inc.†	957	5,187
Safe Bulkers, Inc.	790	3,918
Teekay Tankers, Ltd., Class A	245	14,310
Union Pacific Corp.	1,281	315,036
		447,871
Water — 0.0%
American States Water Co.	211	15,243
Total Common Stocks (cost $21,280,882)		27,749,464
CORPORATE BONDS & NOTES — 9.1%
Advertising — 0.0%
Lamar Media Corp.
4.88%, 01/15/2029	$ 15,000	14,454
Aerospace/Defense — 0.1%
Boeing Co.
5.04%, 05/01/2027	5,000	4,906
5.15%, 05/01/2030	6,000	5,805
5.93%, 05/01/2060	8,000	7,500
L3Harris Technologies, Inc.
5.05%, 06/01/2029	10,000	9,968
5.35%, 06/01/2034	10,000	10,000
Northrop Grumman Corp.
5.15%, 05/01/2040	4,000	3,919
		42,098
Agriculture — 0.1%
BAT Capital Corp.
5.83%, 02/20/2031	15,000	15,129
Security Description	Shares or Principal Amount	Value

Agriculture (continued)
Philip Morris International, Inc.
5.13%, 11/17/2027	$ 10,000	$ 10,052
5.13%, 02/15/2030	15,000	15,000
5.13%, 02/13/2031	5,000	4,967
5.38%, 02/15/2033	5,000	5,041
5.63%, 09/07/2033	5,000	5,113
		55,302
Apparel — 0.1%
Hanesbrands, Inc.
4.88%, 05/15/2026*	15,000	14,604
Tapestry, Inc.
7.05%, 11/27/2025	5,000	5,103
7.35%, 11/27/2028	5,000	5,269
William Carter Co.
5.63%, 03/15/2027*	30,000	29,796
		54,772
Auto Manufacturers — 0.0%
Ford Motor Co.
3.25%, 02/12/2032	10,000	8,318
Banks — 1.8%
Bank of America Corp.
1.90%, 07/23/2031	10,000	8,207
1.92%, 10/24/2031	5,000	4,074
2.57%, 10/20/2032	10,000	8,296
2.59%, 04/29/2031	30,000	25,864
2.69%, 04/22/2032	25,000	21,161
5.20%, 04/25/2029	5,000	5,005
5.47%, 01/23/2035	5,000	5,033
5.93%, 09/15/2027	15,000	15,201
Bank of New York Mellon Corp.
4.98%, 03/14/2030	5,000	5,004
5.19%, 03/14/2035	5,000	4,977
6.32%, 10/25/2029	15,000	15,828
Citigroup, Inc.
1.28%, 11/03/2025	10,000	9,728
5.17%, 02/13/2030	15,000	14,930
Citizens Financial Group, Inc.
5.84%, 01/23/2030	10,000	9,986
Goldman Sachs Group, Inc.
2.62%, 04/22/2032	20,000	16,785
3.81%, 04/23/2029	25,000	23,699
HSBC Holdings PLC
5.89%, 08/14/2027	200,000	201,750
Huntington Bancshares, Inc.
4.44%, 08/04/2028	20,000	19,300
JPMorgan Chase & Co.
2.58%, 04/22/2032	5,000	4,227
3.51%, 01/23/2029	14,000	13,243
3.70%, 05/06/2030	5,000	4,685
4.01%, 04/23/2029	16,000	15,336
5.30%, 07/24/2029	10,000	10,074
5.34%, 01/23/2035	15,000	15,059
6.07%, 10/22/2027	5,000	5,102
M&T Bank Corp.
5.05%, 01/27/2034	23,000	21,383
7.41%, 10/30/2029	20,000	21,093
Macquarie Group, Ltd.
5.11%, 08/09/2026*	20,000	19,897
Morgan Stanley
1.79%, 02/13/2032	5,000	3,997
2.24%, 07/21/2032	20,000	16,338

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
2.48%, 01/21/2028	$ 10,000	$ 9,302
4.21%, 04/20/2028	10,000	9,717
4.43%, 01/23/2030	5,000	4,842
5.16%, 04/20/2029	5,000	4,996
6.41%, 11/01/2029	10,000	10,486
PNC Financial Services Group, Inc.
5.68%, 01/22/2035	5,000	5,046
6.04%, 10/28/2033	5,000	5,169
Wells Fargo & Co.
2.57%, 02/11/2031	12,000	10,344
2.88%, 10/30/2030	5,000	4,420
3.00%, 10/23/2026	9,000	8,520
3.35%, 03/02/2033	12,000	10,412
4.81%, 07/25/2028	15,000	14,780
4.90%, 07/25/2033	5,000	4,818
5.39%, 04/24/2034	8,000	7,950
5.50%, 01/23/2035	5,000	5,012
5.57%, 07/25/2029	20,000	20,237
6.49%, 10/23/2034	5,000	5,363
		706,676
Biotechnology — 0.1%
Amgen, Inc.
5.25%, 03/02/2033	15,000	15,126
Royalty Pharma PLC
2.15%, 09/02/2031	15,000	12,089
3.30%, 09/02/2040	5,000	3,726
		30,941
Building Materials — 0.1%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	20,000	19,084
Standard Industries, Inc.
4.38%, 07/15/2030*	20,000	17,971
		37,055
Chemicals — 0.1%
Celanese US Holdings LLC
6.05%, 03/15/2025	5,000	5,009
6.17%, 07/15/2027	10,000	10,185
6.33%, 07/15/2029	5,000	5,185
6.55%, 11/15/2030	10,000	10,518
Eastman Chemical Co.
5.63%, 02/20/2034	5,000	5,028
		35,925
Commercial Services — 0.2%
Gartner, Inc.
4.50%, 07/01/2028*	10,000	9,526
Global Payments, Inc.
4.95%, 08/15/2027	10,000	9,920
Howard University
2.80%, 10/01/2030	10,000	8,736
2.90%, 10/01/2031	5,000	4,305
Service Corp. International
3.38%, 08/15/2030	25,000	21,651
5.13%, 06/01/2029	15,000	14,596
United Rentals North America, Inc.
4.00%, 07/15/2030	15,000	13,651
5.50%, 05/15/2027	5,000	4,985
		87,370
Security Description	Shares or Principal Amount	Value

Computers — 0.1%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	$ 30,000	$ 28,102
Distribution/Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/2028	5,000	5,088
Diversified Financial Services — 0.3%
Ameriprise Financial, Inc.
5.70%, 12/15/2028	5,000	5,158
Capital One Financial Corp.
1.88%, 11/02/2027	25,000	22,871
3.27%, 03/01/2030	15,000	13,513
6.31%, 06/08/2029	12,000	12,337
7.62%, 10/30/2031	5,000	5,522
Discover Financial Services
7.96%, 11/02/2034	3,000	3,398
Intercontinental Exchange, Inc.
2.10%, 06/15/2030	25,000	21,162
Synchrony Financial
4.88%, 06/13/2025	15,000	14,777
		98,738
Electric — 1.4%
AES Corp.
3.30%, 07/15/2025*	5,000	4,844
Alabama Power Co.
3.45%, 10/01/2049	15,000	11,087
4.15%, 08/15/2044	5,000	4,219
Ameren Corp.
5.00%, 01/15/2029	15,000	14,918
Arizona Public Service Co.
5.55%, 08/01/2033	10,000	10,112
Berkshire Hathaway Energy Co.
1.65%, 05/15/2031	4,000	3,203
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	5,000	4,362
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	5,000	3,439
5.50%, 03/15/2034	5,000	5,165
Dominion Energy, Inc.
3.38%, 04/01/2030	5,000	4,544
5.38%, 11/15/2032	23,000	23,131
6.30%, 03/15/2033	5,000	5,267
Duke Energy Carolinas LLC
2.55%, 04/15/2031	5,000	4,317
Duke Energy Corp.
2.55%, 06/15/2031	20,000	16,840
4.30%, 03/15/2028	5,000	4,885
4.50%, 08/15/2032	10,000	9,480
4.85%, 01/05/2029	10,000	9,906
Duke Energy Indiana LLC
2.75%, 04/01/2050	10,000	6,337
Duke Energy Ohio, Inc.
5.55%, 03/15/2054	5,000	4,987
Duke Energy Progress LLC
3.70%, 10/15/2046	5,000	3,840
4.00%, 04/01/2052	5,000	3,967
4.38%, 03/30/2044	10,000	8,580
Edison International
4.13%, 03/15/2028	5,000	4,797
6.95%, 11/15/2029	15,000	16,070
Emera, Inc.
6.75%, 06/15/2076	3,000	2,963

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Evergy, Inc.
2.45%, 09/15/2024	$ 5,000	$ 4,922
2.90%, 09/15/2029	6,000	5,359
Eversource Energy
3.38%, 03/01/2032	8,000	6,961
4.60%, 07/01/2027	10,000	9,829
5.13%, 05/15/2033	10,000	9,798
5.50%, 01/01/2034	5,000	5,001
5.95%, 02/01/2029	5,000	5,159
Georgia Power Co.
5.25%, 03/15/2034	5,000	5,050
Monongahela Power Co.
5.85%, 02/15/2034*	5,000	5,135
National Grid PLC
5.60%, 06/12/2028	5,000	5,093
National Rural Utilities Cooperative Finance Corp.
5.80%, 01/15/2033	10,000	10,404
Nextera Energy Capital Holdings, Inc.
2.25%, 06/01/2030	5,000	4,257
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027	13,000	12,819
Niagara Mohawk Power Corp.
5.29%, 01/17/2034*	10,000	9,841
Oglethorpe Power Corp.
4.50%, 04/01/2047	5,000	4,160
Ohio Edison Co.
5.50%, 01/15/2033*	5,000	4,988
Oncor Electric Delivery Co. LLC
5.65%, 11/15/2033	10,000	10,402
Pacific Gas & Electric Co.
2.50%, 02/01/2031	13,000	10,810
4.55%, 07/01/2030	10,000	9,505
5.25%, 03/01/2052	5,000	4,462
5.45%, 06/15/2027	10,000	10,029
5.90%, 06/15/2032	10,000	10,171
6.10%, 01/15/2029	10,000	10,305
6.15%, 01/15/2033	20,000	20,615
6.40%, 06/15/2033	5,000	5,265
Public Service Electric & Gas Co.
5.45%, 03/01/2054	3,000	3,093
Public Service Enterprise Group, Inc.
5.20%, 04/01/2029	5,000	5,004
6.13%, 10/15/2033	10,000	10,497
Puget Energy, Inc.
2.38%, 06/15/2028	5,000	4,459
3.65%, 05/15/2025	2,000	1,953
4.10%, 06/15/2030	12,000	10,953
4.22%, 03/15/2032	5,000	4,534
Sempra
3.70%, 04/01/2029	4,000	3,740
5.40%, 08/01/2026	10,000	10,029
Southern California Edison Co.
2.25%, 06/01/2030	5,000	4,249
5.15%, 06/01/2029	5,000	5,021
5.20%, 06/01/2034	10,000	9,900
5.75%, 04/15/2054	5,000	5,071
5.88%, 12/01/2053	10,000	10,306
Southern Co.
3.25%, 07/01/2026	10,000	9,610
Southwestern Electric Power Co.
5.30%, 04/01/2033	15,000	14,819
Security Description	Shares or Principal Amount	Value

Electric (continued)
Virginia Electric & Power Co.
5.00%, 04/01/2033	$ 5,000	$ 4,933
5.00%, 01/15/2034	10,000	9,819
Wisconsin Power & Light Co.
5.38%, 03/30/2034	5,000	5,033
Xcel Energy, Inc.
1.75%, 03/15/2027	20,000	18,007
4.60%, 06/01/2032	3,000	2,821
		545,451
Electronics — 0.0%
Sensata Technologies BV
5.00%, 10/01/2025*	10,000	9,877
Engineering & Construction — 0.1%
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	45,000	43,879
Entertainment — 0.1%
WMG Acquisition Corp.
3.88%, 07/15/2030*	25,000	22,149
Environmental Control — 0.1%
Clean Harbors, Inc.
4.88%, 07/15/2027*	30,000	29,100
Veralto Corp.
5.35%, 09/18/2028*	10,000	10,130
		39,230
Food — 0.1%
Conagra Brands, Inc.
4.85%, 11/01/2028	10,000	9,881
Tyson Foods, Inc.
5.40%, 03/15/2029	5,000	5,045
5.70%, 03/15/2034	5,000	5,066
		19,992
Gas — 0.2%
Brooklyn Union Gas Co.
4.63%, 08/05/2027*	20,000	19,415
6.39%, 09/15/2033*	5,000	5,165
KeySpan Gas East Corp.
5.99%, 03/06/2033*	7,000	7,094
NiSource, Inc.
3.49%, 05/15/2027	10,000	9,538
3.60%, 05/01/2030	7,000	6,447
5.25%, 03/30/2028	10,000	10,069
5.35%, 04/01/2034	10,000	9,946
Southern California Gas Co.
5.20%, 06/01/2033	7,000	7,007
5.60%, 04/01/2054	17,000	17,011
		91,692
Hand/Machine Tools — 0.1%
Regal Rexnord Corp.
6.05%, 04/15/2028*	15,000	15,207
6.30%, 02/15/2030*	10,000	10,237
		25,444
Healthcare-Products — 0.2%
Avantor Funding, Inc.
4.63%, 07/15/2028*	20,000	18,952
Hologic, Inc.
4.63%, 02/01/2028*	15,000	14,441
Smith & Nephew PLC
5.40%, 03/20/2034	5,000	4,976

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Products (continued)
Solventum Corp.
5.40%, 03/01/2029*	$ 10,000	$ 10,020
Teleflex, Inc.
4.63%, 11/15/2027	10,000	9,618
		58,007
Healthcare-Services — 0.2%
Centene Corp.
2.45%, 07/15/2028	5,000	4,434
3.38%, 02/15/2030	10,000	8,849
4.63%, 12/15/2029	30,000	28,481
HCA, Inc.
3.38%, 03/15/2029	10,000	9,170
5.60%, 04/01/2034	7,000	7,048
Humana, Inc.
5.38%, 04/15/2031	10,000	10,005
Kaiser Foundation Hospitals
3.00%, 06/01/2051	7,000	4,850
UnitedHealth Group, Inc.
2.75%, 05/15/2040	10,000	7,358
3.50%, 08/15/2039	2,000	1,648
5.38%, 04/15/2054	10,000	10,171
5.88%, 02/15/2053	2,000	2,164
		94,178
Home Builders — 0.0%
Taylor Morrison Communities, Inc.
5.75%, 01/15/2028*	15,000	14,895
Insurance — 0.3%
Aon Corp./Aon Global Holdings PLC
5.35%, 02/28/2033	5,000	5,027
Aon North America, Inc.
5.45%, 03/01/2034	10,000	10,115
Athene Global Funding
2.65%, 10/04/2031*	20,000	16,318
2.72%, 01/07/2029*	13,000	11,455
Athene Holding, Ltd.
5.88%, 01/15/2034	5,000	5,010
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	31,000	27,296
Marsh & McLennan Cos., Inc.
4.75%, 03/15/2039	4,000	3,795
Principal Life Global Funding II
5.10%, 01/25/2029*	5,000	4,987
Willis North America, Inc.
3.60%, 05/15/2024	5,000	4,985
4.65%, 06/15/2027	20,000	19,678
		108,666
Internet — 0.2%
Gen Digital, Inc.
5.00%, 04/15/2025*	15,000	14,910
6.75%, 09/30/2027*	15,000	15,215
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	26,000	25,427
		55,552
Investment Companies — 0.1%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	30,000	27,533
Security Description	Shares or Principal Amount	Value

Investment Companies (continued)
New Mountain Finance Corp.
6.88%, 02/01/2029	$ 5,000	$ 4,947
		32,480
Leisure Time — 0.0%
Carnival Corp.
4.00%, 08/01/2028*	10,000	9,315
Machinery-Diversified — 0.1%
AGCO Corp.
5.45%, 03/21/2027	5,000	5,022
5.80%, 03/21/2034	10,000	10,125
Otis Worldwide Corp.
2.57%, 02/15/2030	10,000	8,793
Westinghouse Air Brake Technologies Corp.
5.61%, 03/11/2034	5,000	5,065
		29,005
Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	25,000	20,951
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/2051	5,000	3,092
3.85%, 04/01/2061	5,000	2,967
3.90%, 06/01/2052	7,000	4,452
4.20%, 03/15/2028	7,000	6,598
4.80%, 03/01/2050	15,000	11,103
5.05%, 03/30/2029	5,000	4,821
5.13%, 07/01/2049	13,000	10,073
5.75%, 04/01/2048	7,000	5,895
Comcast Corp.
2.89%, 11/01/2051	9,000	5,842
2.99%, 11/01/2063	3,000	1,842
3.25%, 11/01/2039	8,000	6,270
Cox Communications, Inc.
2.60%, 06/15/2031*	8,000	6,640
Discovery Communications LLC
3.63%, 05/15/2030	5,000	4,472
3.95%, 03/20/2028	15,000	14,204
4.00%, 09/15/2055	11,000	7,528
5.20%, 09/20/2047	5,000	4,201
Paramount Global
4.38%, 03/15/2043	10,000	6,786
5.25%, 04/01/2044	5,000	3,718
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	10,000	9,149
4.13%, 07/01/2030*	15,000	13,113
Time Warner Cable LLC
4.50%, 09/15/2042	5,000	3,699
5.88%, 11/15/2040	10,000	8,662
		166,078
Mining — 0.1%
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	5,000	4,467
5.88%, 04/15/2030*	10,000	9,838
6.13%, 04/15/2032*	5,000	4,944
Glencore Funding LLC
5.37%, 04/04/2029*	10,000	10,020
5.63%, 04/04/2034*	10,000	10,027
6.38%, 10/06/2030*	10,000	10,553

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Mining (continued)
Rio Tinto Alcan, Inc.
6.13%, 12/15/2033	$ 5,000	$ 5,375
		55,224
Oil & Gas — 0.6%
Apache Corp.
4.88%, 11/15/2027	10,000	9,715
BP Capital Markets America, Inc.
4.81%, 02/13/2033	15,000	14,804
4.89%, 09/11/2033	5,000	4,965
4.99%, 04/10/2034	5,000	4,993
BP Capital Markets PLC
6.45%, 12/01/2033(2)	10,000	10,356
ConocoPhillips Co.
3.80%, 03/15/2052	5,000	3,904
4.03%, 03/15/2062	7,000	5,547
5.55%, 03/15/2054	5,000	5,153
5.70%, 09/15/2063	5,000	5,241
Diamondback Energy, Inc.
6.25%, 03/15/2033	5,000	5,330
Ecopetrol SA
4.63%, 11/02/2031	12,000	9,983
4.63%, 11/02/2031	5,000	4,160
8.38%, 01/19/2036	15,000	15,141
8.63%, 01/19/2029	10,000	10,600
Energean Israel Finance, Ltd.
5.88%, 03/30/2031*	10,000	8,760
8.50%, 09/30/2033*	5,000	4,943
Equinor ASA
3.63%, 04/06/2040	10,000	8,332
Hess Corp.
7.13%, 03/15/2033	11,000	12,449
7.30%, 08/15/2031	3,000	3,395
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	20,000	19,278
Ovintiv, Inc.
7.38%, 11/01/2031	10,000	10,957
Patterson-UTI Energy, Inc.
5.15%, 11/15/2029	5,000	4,892
7.15%, 10/01/2033	5,000	5,375
Phillips 66 Co.
5.30%, 06/30/2033	10,000	10,062
Shell International Finance BV
2.88%, 11/26/2041	5,000	3,713
3.25%, 04/06/2050	5,000	3,630
Viper Energy, Inc.
5.38%, 11/01/2027*	15,000	14,682
		220,360
Packaging & Containers — 0.1%
Ball Corp.
6.00%, 06/15/2029	30,000	30,285
Pharmaceuticals — 0.1%
AbbVie, Inc.
4.95%, 03/15/2031	5,000	5,036
Bristol-Myers Squibb Co.
5.20%, 02/22/2034	5,000	5,077
5.55%, 02/22/2054	5,000	5,142
Cigna Group
1.25%, 03/15/2026	3,000	2,779
5.00%, 05/15/2029	10,000	10,014
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
CVS Health Corp.
2.70%, 08/21/2040	$ 5,000	$ 3,471
4.13%, 04/01/2040	8,000	6,739
		38,258
Pipelines — 0.4%
Cheniere Energy Partners LP
4.50%, 10/01/2029	5,000	4,759
Cheniere Energy, Inc.
5.65%, 04/15/2034*	5,000	5,036
Columbia Pipelines Holding Co. LLC
5.68%, 01/15/2034*	5,000	4,967
6.04%, 08/15/2028*	10,000	10,218
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	5,000	5,130
6.04%, 11/15/2033*	5,000	5,180
6.54%, 11/15/2053*	5,000	5,417
Enbridge, Inc.
2.50%, 08/01/2033	5,000	4,029
5.70%, 03/08/2033	15,000	15,362
Energy Transfer LP
6.05%, 12/01/2026	5,000	5,099
6.40%, 12/01/2030	23,000	24,278
EQM Midstream Partners LP
4.13%, 12/01/2026	10,000	9,616
ONEOK, Inc.
3.40%, 09/01/2029	7,000	6,448
6.10%, 11/15/2032	3,000	3,143
Targa Resources Corp.
5.20%, 07/01/2027	10,000	9,985
6.15%, 03/01/2029	10,000	10,422
Western Midstream Operating LP
4.75%, 08/15/2028	10,000	9,727
6.15%, 04/01/2033	5,000	5,127
		143,943
REITS — 0.3%
American Tower Corp.
1.45%, 09/15/2026	5,000	4,557
2.40%, 03/15/2025	10,000	9,694
3.80%, 08/15/2029	5,000	4,666
Crown Castle, Inc.
2.90%, 03/15/2027	5,000	4,677
4.30%, 02/15/2029	2,000	1,917
4.80%, 09/01/2028	10,000	9,805
5.00%, 01/11/2028	7,000	6,926
5.60%, 06/01/2029	7,000	7,094
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/2028	5,000	5,004
SBA Tower Trust
2.84%, 01/15/2050*	25,000	24,401
VICI Properties LP
4.95%, 02/15/2030	12,000	11,605
VICI Properties LP/VICI Note Co., Inc.
4.63%, 12/01/2029*	5,000	4,728
		95,074
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028*	25,000	23,495
Asbury Automotive Group, Inc.
4.50%, 03/01/2028	7,000	6,665
AutoZone, Inc.
4.75%, 08/01/2032	5,000	4,851

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
6.55%, 11/01/2033	$ 5,000	$ 5,473
FirstCash, Inc.
4.63%, 09/01/2028*	20,000	18,824
5.63%, 01/01/2030*	15,000	14,254
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	9,000	8,795
		82,357
Semiconductors — 0.1%
Intel Corp.
3.05%, 08/12/2051	10,000	6,741
5.15%, 02/21/2034	5,000	5,011
Marvell Technology, Inc.
2.45%, 04/15/2028	15,000	13,524
NXP BV/NXP Funding LLC
5.35%, 03/01/2026	6,000	6,002
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.40%, 06/01/2027	15,000	14,705
Qorvo, Inc.
3.38%, 04/01/2031*	5,000	4,300
		50,283
Software — 0.4%
Black Knight InfoServ LLC
3.63%, 09/01/2028*	20,000	18,900
Fair Isaac Corp.
4.00%, 06/15/2028*	20,000	18,681
MSCI, Inc.
3.63%, 11/01/2031*	5,000	4,340
Open Text Corp.
3.88%, 12/01/2029*	25,000	22,275
6.90%, 12/01/2027*	12,000	12,408
Oracle Corp.
2.30%, 03/25/2028	15,000	13,544
3.60%, 04/01/2040	5,000	3,941
3.85%, 04/01/2060	18,000	12,811
4.10%, 03/25/2061	3,000	2,253
4.90%, 02/06/2033	5,000	4,895
SS&C Technologies, Inc.
5.50%, 09/30/2027*	25,000	24,444
		138,492
Telecommunications — 0.1%
AT&T, Inc.
2.55%, 12/01/2033	10,000	8,010
3.80%, 12/01/2057	7,000	5,068
Cisco Systems, Inc.
4.95%, 02/26/2031	5,000	5,044
5.35%, 02/26/2064	5,000	5,124
Nokia Oyj
6.63%, 05/15/2039	5,000	4,873
T-Mobile USA, Inc.
2.05%, 02/15/2028	6,000	5,376
2.40%, 03/15/2029	5,000	4,430
5.05%, 07/15/2033	5,000	4,946
5.75%, 01/15/2034	5,000	5,207
		48,078
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	25,000	24,557
4.00%, 07/15/2025*	5,000	4,897
Security Description	Shares or Principal Amount	Value

Trucking & Leasing (continued)
4.40%, 07/01/2027*	$ 15,000	$ 14,601
5.75%, 05/24/2026*	5,000	5,036
		49,091
Total Corporate Bonds & Notes (cost $3,640,361)		3,522,174
ASSET BACKED SECURITIES — 1.6%
Auto Loan Receivables — 0.5%
American Credit Acceptance Receivables Trust
Series 2023-3, Class B 6.09%, 11/12/2027*	10,000	10,026
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class D 2.58%, 09/18/2025	12,201	12,181
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class B 5.43%, 08/15/2028	5,000	4,996
Series 2023-1, Class B 6.80%, 08/15/2029	10,000	10,211
Carvana Auto Receivables Trust
Series 2022-P2, Class A3 4.13%, 04/12/2027	16,745	16,519
Citizens Auto Receivables Trust
Series 2024-1, Class A4 5.03%, 10/15/2030*	5,000	4,982
DT Auto Owner Trust
Series 2023-2A, Class B 5.41%, 02/15/2029*	10,000	9,946
Series 2023-3A, Class B 6.07%, 03/15/2028*	10,000	10,050
Exeter Automobile Receivables Trust
Series 2019-4A, Class D 2.58%, 09/15/2025*	4,157	4,134
Series 2020-1A, Class D 2.73%, 12/15/2025*	2,735	2,710
Series 2022-4A, Class B 4.57%, 01/15/2027	7,457	7,434
Series 2022-6A, Class B 6.03%, 08/16/2027	6,000	6,003
Flagship Credit Auto Trust
Series 2022-3, Class B 4.69%, 07/17/2028*	10,000	9,844
Series 2023-2, Class B 5.21%, 05/15/2028*	10,000	9,877
Series 2023-3, Class B 5.64%, 07/16/2029*	10,000	10,014
Ford Credit Auto Owner Trust
Series 2022-D, Class B 5.98%, 06/15/2028	20,000	20,315
Santander Drive Auto Receivables Trust
Series 2023-1, Class B 4.98%, 02/15/2028	5,000	4,966
Series 2023-3, Class B 5.61%, 07/17/2028	10,000	10,023
Series 2023-6, Class B 5.98%, 04/16/2029	5,000	5,082
SBNA Auto Lease Trust
Series 2024-A, Class A4 5.24%, 01/22/2029*	5,000	4,989

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	$ 6,747	$ 6,678
Series 2022-2A, Class B 4.31%, 09/15/2027*	10,000	9,912
		190,892
Home Equity — 0.1%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 7.02%, (TSFR1M+1.69%), 10/25/2034	514	504
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 5.54%, (TSFR1M+0.21%), 02/25/2037	6,426	3,005
Renaissance Home Equity Loan Trust
Series 2007-1, Class AF5 5.91%, 04/25/2037(3)	60,263	16,341
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 5.94%, (TSFR1M+0.61%), 11/25/2036	36,570	34,442
		54,292
Other Asset Backed Securities — 1.0%
Aligned Data Centers Issuer LLC
Series 2023-1A, Class A2 6.00%, 08/17/2048*	25,000	24,994
CNH Equipment Trust
Series 2023-A, Class A4 4.77%, 10/15/2030	5,000	4,954
DLLAA LLC
Series 2023-1A, Class A3 5.64%, 02/22/2028*	5,000	5,049
Domino's Pizza Master Issuer LLC
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	47,375	46,086
GreatAmerica Leasing Receivables
Series 2024-1, Class B 5.18%, 12/16/2030*	5,000	4,984
MMAF Equipment Finance LLC
Series 2023-A, Class A3 5.54%, 12/13/2029*	15,000	15,129
Securitized Asset Backed Receivables LLC Trust FRS
Series 2007-BR5, Class A2A 5.57%, (TSFR1M+0.24%), 05/25/2037	13,498	9,990
Taco Bell Funding LLC
Series 2021-1A, Class A2II 2.29%, 08/25/2051*	37,335	32,423
Wellfleet CLO X, Ltd. FRS
Series 2019-XA, Class A1R 6.75%, (TSFR3M+1.43%), 07/20/2032*	249,623	249,374
		392,983
Total Asset Backed Securities (cost $644,966)		638,167
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.7%
Commercial and Residential — 2.8%
Angel Oak Mtg. Trust
Series 2022-1, Class A1 2.88%, 12/25/2066*	39,859	35,666
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Angel Oak Mtg. Trust VRS
Series 2021-5, Class A1 0.95%, 07/25/2066*(4)	$ 25,342	$ 21,264
Series 2020-R1, Class A1 0.99%, 04/25/2053*(4)	8,127	7,437
Series 2021-2, Class A1 0.99%, 04/25/2066*(4)	19,351	15,988
Series 2021-3, Class A1 1.07%, 05/25/2066*(4)	22,102	18,574
Series 2020-3, Class A1 1.69%, 04/25/2065*(4)	9,053	8,289
BANK
Series 2019-BN17, Class A4 3.71%, 04/15/2052	35,000	32,869
BANK VRS
Series 2018-BN14, Class XA 0.50%, 09/15/2060(4)(5)	861,473	14,511
BBCMS Mtg. Trust
Series 2024-C24, Class A5 5.42%, 02/15/2057	10,000	10,286
BBCMS Mtg. Trust VRS
Series 2022-C16, Class A5 4.60%, 06/15/2055(4)	10,000	9,703
Series 2022-C18, Class A4 5.44%, 12/15/2055(4)	10,000	10,286
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 5.17%, 02/25/2036(4)	7,065	6,180
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.46%, 07/15/2051(4)(5)	109,928	1,551
Series 2018-B1, Class XA 0.52%, 01/15/2051(4)(5)	68,168	1,053
Series 2019-B10, Class XA 1.19%, 03/15/2062(4)(5)	92,829	4,629
Series 2020-B22, Class XA 1.51%, 01/15/2054(4)(5)	99,265	7,650
BPR Trust FRS
Series 2022-STAR, Class A 8.56%, (TSFR1M+3.23%), 08/15/2039*	10,000	10,025
Bunker Hill Loan Depositary Trust
Series 2019-2, Class A1 2.88%, 07/25/2049*(3)	8,314	7,853
BX Trust FRS
Series 2022-PSB, Class A 7.78%, (TSFR1M+2.45%), 08/15/2039*	8,713	8,767
Citigroup Commercial Mtg. Trust
Series 2015-GC29, Class A4 3.19%, 04/10/2048	50,000	48,509
Series 2015-P1, Class A5 3.72%, 09/15/2048	50,000	48,626
Series 2014-GC21, Class A5 3.86%, 05/10/2047	5,812	5,798
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 5.39%, (H15T1Y+2.4%), 03/25/2036	3,844	3,515
COLT Mtg. Loan Trust VRS
Series 2021-2, Class A3 1.34%, 08/25/2066*(4)	10,663	8,667
Commercial Mtg. Trust
Series 2015-LC19, Class A4 3.18%, 02/10/2048	35,000	34,280

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2014-CR21, Class A3 3.53%, 12/10/2047	$ 37,301	$ 36,520
Series 2014-UBS5, Class A4 3.84%, 09/10/2047	43,000	42,489
Series 2013-300P, Class A1 4.35%, 08/10/2030*	100,000	94,027
Connecticut Avenue Securities Trust FRS
Series 2024-R02, Class 1M2 7.12%, (SOFR30A+1.80%), 02/25/2044*	10,000	10,034
Series 2019-HRP1, Class M2 7.58%, (SOFR30A+2.26%), 11/25/2039*	1,931	1,945
Series 2022-R05, Class 2M2 8.32%, (SOFR30A+3.00%), 04/25/2042*	24,996	25,775
Series 2021-R01, Class 1B1 8.42%, (SOFR30A+3.10%), 10/25/2041*	18,800	19,340
Series 2023-R05, Class 1M2 8.42%, (SOFR30A+3.10%), 06/25/2043*	10,000	10,501
Series 2022-R01, Class 1B1 8.47%, (SOFR30A+3.15%), 12/25/2041*	20,000	20,547
Series 2017-C01, Class 1M2 8.98%, (SOFR30A+3.66%), 07/25/2029	3,373	3,495
Series 2016-C07, Class 2M2 9.78%, (SOFR30A+4.46%), 05/25/2029	5,851	6,157
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	3,668	1,770
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class ASB 2.96%, 01/15/2049	10,706	10,463
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.71%, 06/15/2057(4)(5)	264,419	1,053
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	40,000	37,567
Series 2016-C1, Class ASB 3.04%, 05/10/2049	9,999	9,755
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 6.74%, 05/25/2035(4)	5,536	4,970
GS Mtg. Securities Corp. Trust
Series 2014-GC26, Class AAB 3.37%, 11/10/2047	4,005	3,986
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.31%, 07/10/2051(4)(5)	973,765	12,668
GSR Mtg. Loan Trust VRS
Series 2007-AR1, Class 2A1 4.31%, 03/25/2047(4)	2,220	1,373
Series 2006-AR1, Class 2A1 4.71%, 01/25/2036(4)	2,915	2,639
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 5.98%, (TSFR1M+0.38%), 05/25/2035	3,399	3,091
JPMBB Commercial Mtg. Securities Trust
Series 2015-C29, Class A4 3.61%, 05/15/2048	39,000	37,990
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	30,000	27,745
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	$ 10,000	$ 8,509
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A1, Class 2A1 5.82%, 12/25/2034(4)	1,102	1,063
Mill City Mtg. Loan Trust VRS
Series 2017-3, Class A1 2.75%, 01/25/2061*(4)	6,429	6,314
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 0.95%, 12/15/2047(4)(5)	51,295	79
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	5,188	1,857
MortgageIT Trust FRS
Series 2005-4, Class A1 6.00%, (TSFR1M+0.67%), 10/25/2035	4,418	4,275
MSWF Commercial Mtg. Trust VRS
Series 2023-2, Class XA 0.91%, 12/15/2056(4)(5)	13,147	870
New Residential Mtg. Loan Trust FRS
Series 2018-4A, Class A1S 6.19%, (TSFR1M+0.86%), 01/25/2048*	17,131	16,602
Series 2017-5A, Class A1 6.94%, (TSFR1M+1.61%), 06/25/2057*	12,966	12,967
New Residential Mtg. Loan Trust VRS
Series 2021-NQ2R, Class A1 0.94%, 10/25/2058*(4)	25,871	23,471
Series 2017-4A, Class A1 4.00%, 05/25/2057*(4)	16,725	15,780
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS
Series 2006-AF1, Class 3A1 4.86%, 06/25/2036(4)	11,200	8,115
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.25%, 07/25/2043*(4)	1,991	1,753
Sequoia Mtg. Trust VRS
Series 2007-1, Class 2A1 4.50%, 02/20/2047(4)	7,815	6,169
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	30,000	27,415
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(4)	30,009	24,069
Towd Point Mtg. Trust VRS
Series 2017-4, Class A1 2.75%, 06/25/2057*(4)	15,563	14,896
Series 2017-6, Class A1 2.75%, 10/25/2057*(4)	16,459	15,860
Tyson Corner Mtg. Trust VRS
Series 2023-CRNR, Class A 6.58%, 12/10/2033*(4)	15,000	15,676
Wells Fargo Commercial Mtg. Trust
Series 2015-P2, Class A4 3.81%, 12/15/2048	35,000	33,905
Series 2014-LC16, Class A5 3.82%, 08/15/2050	15,586	15,484

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 6.37%, 10/25/2036(4)	$ 1,889	$ 1,650
WF-RBS Commercial Mtg. Trust
Series 2014-C20, Class A5 4.00%, 05/15/2047	20,180	20,115
		1,084,770
U.S. Government Agency — 0.9%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	40,000	38,238
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.48%, 01/25/2034(4)(5)	99,418	3,288
Series K064, Class X1 0.60%, 03/25/2027(4)(5)	112,204	1,649
Series K104, Class X1 1.12%, 01/25/2030(4)(5)	97,750	5,001
Series K114, Class X1 1.12%, 06/25/2030(4)(5)	99,301	5,517
Federal Home Loan Mtg. Corp. REMIC
Series 4216, Class KQ 1.70%, 10/15/2039	984	969
Series 3964, Class MD 2.00%, 01/15/2041	47	45
Series 5170, Class DP 2.00%, 07/25/2050	18,821	15,863
Series 4961, Class JB 2.50%, 12/15/2042	8,268	7,452
Series 3883, Class PB 3.00%, 05/15/2041	2,517	2,359
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	4,114	3,703
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2021-DNA7, Class B1 8.97%, (SOFR30A+3.65%), 11/25/2041*	10,000	10,412
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Debt Notes FRS
Series 2023-DNA2, Class M1B 8.57%, (SOFR30A+3.25%), 04/25/2043*	10,000	10,482
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA3, Class M1B 8.22%, (SOFR30A+2.90%), 04/25/2042*	10,000	10,338
Series 2021-HQA3, Class B1 8.67%, (SOFR30A+3.35%), 09/25/2041*	20,000	20,599
Series 2022-DNA4, Class M1B 8.67%, (SOFR30A+3.35%), 05/25/2042*	10,000	10,447
Series 2023-HQA2, Class M1B 8.67%, (SOFR30A+3.35%), 06/25/2043*	20,000	21,157
Series 2021-DNA6, Class B1 8.72%, (SOFR30A+3.40%), 10/25/2041*	20,000	20,694
Series 2023-HQA1, Class M1B 8.82%, (SOFR30A+3.50%), 05/25/2043*	15,000	15,827
Series 2022-DNA6, Class M1B 9.02%, (SOFR30A+3.70%), 09/25/2042*	10,000	10,599
Series 2022-DNA5, Class M1B 9.82%, (SOFR30A+4.50%), 06/25/2042*	15,000	16,220
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	$ 1,732	$ 1,677
Series 2013-16, Class A 1.75%, 01/25/2040	1,615	1,565
Series 2011-117, Class MA 2.00%, 08/25/2040	229	225
Series 2012-21, Class PQ 2.00%, 09/25/2041	1,486	1,359
Series 2012-18, Class GA 2.00%, 12/25/2041	2,724	2,471
Series 2015-5, Class EP 2.00%, 06/25/2043	5,134	4,777
Series 2016-11, Class GA 2.50%, 03/25/2046	3,766	3,397
Series 2019-54, Class KC 2.50%, 09/25/2049	13,711	12,414
Series 2015-48, Class QB 3.00%, 02/25/2043	2,836	2,719
Series 2016-38, Class NA 3.00%, 01/25/2046	1,508	1,372
Series 2017-16, Class PB 3.00%, 03/25/2047	10,000	8,340
Series 2017-34, Class JK 3.00%, 05/25/2047	1,505	1,440
Series 2019-45, Class PT 3.00%, 08/25/2049	5,543	4,927
Series 2012-52, Class PA 3.50%, 05/25/2042	2,602	2,454
Series 2017-26, Class CG 3.50%, 07/25/2044	2,306	2,238
Series 2018-23, Class LA 3.50%, 04/25/2048	5,543	5,145
Series 2019-14, Class CA 3.50%, 04/25/2049	5,399	5,084
Series 2017-35, Class AH 3.50%, 04/25/2053	2,496	2,434
Series 2017-84, Class KA 3.50%, 04/25/2053	2,705	2,611
Series 2018-70, Class HA 3.50%, 10/25/2056	4,339	4,161
Series 2019-12, Class HA 3.50%, 11/25/2057	5,090	4,776
Series 2017-49, Class JA 4.00%, 07/25/2053	2,381	2,327
Series 2022-90, Class AY 4.50%, 12/25/2041	25,000	23,613
Federal National Mtg. Assoc. REMIC VRS
Series 2020-M2, Class X 0.30%, 01/25/2030(4)(5)	294,968	3,278
Series 2019-M21, Class X3 1.16%, 06/25/2034(4)(5)	122,046	6,386
Government National Mtg. Assoc. REMIC
Series 2013-37, Class LG 2.00%, 01/20/2042	2,485	2,352
Series 2005-74, Class HB 7.50%, 09/16/2035	13	13
Series 2005-74, Class HC 7.50%, 09/16/2035	389	398
		344,812
Total Collateralized Mortgage Obligations (cost $1,568,443)		1,429,582

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 14.5%
U.S. Government — 4.7%
United States Treasury Bonds
1.25%, 05/15/2050	$ 209,000	$ 106,892
1.38%, 08/15/2050	35,000	18,483
2.25%, 08/15/2046 to 02/15/2052	175,000	118,307
2.88%, 08/15/2045(6)(7)	715,000	556,555
3.00%, 08/15/2052	115,000	89,327
3.13%, 08/15/2044	30,000	24,569
3.63%, 05/15/2053	33,000	28,994
4.13%, 08/15/2053	145,000	139,359
United States Treasury Bonds TIPS
0.25%, 02/15/2050(8)	119,941	75,687
United States Treasury Notes
3.38%, 05/15/2033	140,000	131,151
3.50%, 04/30/2030	170,000	163,359
4.00%, 02/15/2034	150,000	147,516
4.13%, 11/15/2032	30,000	29,795
4.50%, 11/15/2033	55,000	56,220
United States Treasury Notes TIPS
0.25%, 07/15/2029(8)	102,468	94,479
1.38%, 07/15/2033(8)	15,230	14,616
1.75%, 01/15/2034(8)	35,111	34,661
		1,829,970
U.S. Government Agency — 9.8%
Federal Home Loan Mtg. Corp.
2.00%, 03/01/2051	118,120	93,651
2.50%, 01/01/2028 to 12/01/2051	353,229	292,320
3.50%, 03/01/2042 to 08/01/2048	22,029	20,158
4.00%, 09/01/2040	673	638
4.50%, 01/01/2039 to 08/01/2052	67,503	64,285
5.00%, 09/01/2052	80,201	78,314
5.50%, 07/01/2034	1,300	1,328
6.50%, 05/01/2029	135	139
7.50%, 04/01/2028	84	86
Federal Home Loan Mtg. Corp. FRS
5.74%, (RFUCCT6M+1.49%), 02/01/2037	120	121
Federal National Mtg. Assoc.
2.00%, 04/01/2051 to 05/01/2051	353,286	281,150
2.50%, 02/01/2043	25,020	21,449
2.97%, 06/01/2030	40,000	36,434
3.00%, 01/01/2028	1,328	1,274
3.50%, 08/01/2026 to 11/01/2050	90,252	82,003
4.00%, 11/01/2025	62	61
4.50%, 01/01/2039 to 12/01/2052	131,242	125,179
5.00%, 05/01/2035 to 09/01/2052	87,979	86,093
5.50%, 12/01/2029 to 06/01/2038	28,994	29,564
6.00%, 12/01/2033 to 06/01/2040	1,628	1,678
6.50%, 10/01/2037	43	45
7.00%, 06/01/2037	1,132	1,174
Federal National Mtg. Assoc. FRS
5.63%, (RFUCCT1Y+1.57%), 05/01/2037	230	235
6.07%, (RFUCCT1Y+1.82%), 10/01/2040	235	242
Government National Mtg. Assoc.
2.00%, April 30 TBA	90,000	73,720
2.50%, 07/20/2051	129,186	110,119
3.00%, 04/20/2051 to 05/20/2051	99,215	87,700
3.00%, April 30 TBA	170,000	149,902
3.50%, April 30 TBA	140,000	127,383
4.00%, 09/15/2041	89,607	84,837
4.50%, 06/15/2041 to 09/20/2052	92,111	88,780
6.00%, 11/15/2031	11,648	11,766
7.00%, 05/15/2033	1,394	1,430
Security Description		Shares or Principal Amount	Value

U.S. Government Agency (continued)
Uniform Mtg. Backed Securities
1.50%, April 15 TBA		$ 115,000	$ 99,582
2.00%, April 30 TBA		85,000	67,234
3.00%, April 30 TBA		85,000	73,118
4.00%, April 30 TBA		175,000	162,050
4.50%, April 30 TBA		144,000	137,120
5.50%, April 30 TBA		355,000	353,238
6.00%, April 30 TBA		665,000	671,054
6.00%, May 30 TBA		285,000	287,539
			3,804,193
Total U.S. Government & Agency Obligations (cost $6,213,030)			5,634,163
FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Sovereign — 0.4%
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	204,000	40,089
Government of Hungary
1.63%, 04/28/2032	EUR	30,000	26,446
Government of Romania
2.63%, 12/02/2040*	EUR	25,000	18,375
2.75%, 04/14/2041	EUR	20,000	14,705
5.88%, 01/30/2029*		12,000	11,989
6.38%, 01/30/2034*		6,000	6,078
United Mexican States
4.75%, 03/08/2044		26,000	21,640
6.05%, 01/11/2040		6,000	5,922
Total Foreign Government Obligations (cost $172,371)			145,244
MUNICIPAL SECURITIES — 0.4%
Chicago Board of Education General Obligation Bonds
6.14%, 12/01/2039		5,000	4,692
6.32%, 11/01/2029		15,000	14,898
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040		5,000	4,317
County of Riverside, CA Revenue Bonds
3.12%, 02/15/2029		25,000	23,438
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025		25,000	23,834
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045		10,000	10,293
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057		4,000	4,607
New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035		20,000	19,396
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028		25,000	26,843
State of California General Obligation Bonds
7.30%, 10/01/2039		5,000	5,881

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035	$ 10,000	$ 10,087
Total Municipal Securities (cost $156,636)		148,286
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	7,000	7
PURCHASED OPTIONS† — 0.1%
Purchased Options - Calls — 0.1%
Over the Counter call option on the USD vs. CNY (Expiration Date: 01/06/2025; Strike Price CNY 7.69; Counterparty: Goldman Sachs International)	4,914,805	17,123
Over the Counter call option on the USD vs. CNY (Expiration Date: 03/25/2025; Strike Price CNY 7.78; Counterparty: JPMorgan Chase Bank, N.A.)	4,989,507	19,494
Over the Counter call option on the USD vs. CNY (Expiration Date: 05/24/2024; Strike Price: CNY 7.57; Counterparty: Standard Chartered Bank)	4,604,363	939
Over the Counter call option on the USD vs. CNY (Expiration Date: 08/12/2024; Strike Price: CNY 7.79; Counterparty: JPMorgan Chase Bank, N.A.)	4,536,657	1,711
Total Purchased Options (cost $78,040)		39,267
Total Long-Term Investment Securities (cost $33,754,729)		39,306,354
REPURCHASE AGREEMENTS — 1.8%
Bank of America Securities LLC Joint Repurchase Agreement(9)	135,000	135,000
Barclays Capital, Inc. Joint Repurchase Agreement(9)	155,000	155,000
BNP Paribas SA Joint Repurchase Agreement(9)	135,000	135,000
Deutsche Bank AG Joint Repurchase Agreement(9)	135,000	135,000
RBS Securities, Inc. Joint Repurchase Agreement(9)	135,000	135,000
Total Repurchase Agreements (cost $695,000)		695,000
TOTAL INVESTMENTS (cost $34,449,729)(10)	103.3%	40,001,354
Other assets less liabilities	(3.3)	(1,280,598)
NET ASSETS	100.0%	$38,720,756
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Growth Portfolio has no right to demand registration of these securities. At March 31, 2024, the aggregate value of these securities was $3,099,837 representing 8.0% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2024.
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Interest Only
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	Principal amount of security is adjusted for inflation.
(9)	See Note 2 for details of Joint Repurchase Agreements.
(10)	See Note 4 for cost of investments on a tax basis.
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
BRL—Brazilian Real
CNY—Chinese Yuan
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at March 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	105,000	USD	Fixed 1.560%	12-Month SOFR	Annual	Annual	Dec 2051	$ (604)	$ 38,451	$ 37,847
Centrally Cleared	20,000	USD	Fixed 2.880	12-Month SOFR	Annual	Annual	Mar 2053	214	2,464	2,678
Centrally Cleared	55,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	171	6,321	6,492
								$(219)	$47,236	$47,017
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	E-Mini Russell 2000 Index	June 2024	$105,570	$107,295	$1,725
3	Long	Euro-Schatz	June 2024	342,009	342,103	94
4	Long	U.S. Treasury 10 Year Notes	June 2024	443,045	443,188	143
2	Short	U.S. Treasury 2 Year Notes	June 2024	410,609	408,968	1,641
						$3,603
						Unrealized (Depreciation)
1	Short	Euro-BUND	June 2024	$142,732	$143,897	$(1,165)
1	Short	Long Gilt	June 2024	125,458	126,140	(682)
1	Short	U.S. Treasury Ultra Bonds	June 2024	127,741	129,000	(1,259)
						$(3,106)
		Net Unrealized Appreciation (Depreciation)				$ 497
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
BNP Paribas SA	EUR	62,000	USD	68,245	06/20/2024	$ 1,145	$ —
Goldman Sachs International	BRL	191,000	USD	37,894	06/20/2024	94	—
Natwest Markets PLC	USD	8,791	EUR	8,000	06/18/2024	—	(134)
Unrealized Appreciation (Depreciation)						$ 1,239	$ (134)
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$ 2,105,031	$ —	$ 0	$ 2,105,031
Other Industries	25,644,433	—	—	25,644,433
Corporate Bonds & Notes	—	3,522,174	—	3,522,174
Asset Backed Securities	—	638,167	—	638,167
Collateralized Mortgage Obligations	—	1,429,582	—	1,429,582
U.S. Government & Agency Obligations	—	5,634,163	—	5,634,163
Foreign Government Obligations	—	145,244	—	145,244
Municipal Securities	—	148,286	—	148,286
Escrows and Litigation Trusts	—	7	—	7
Purchased Options	—	39,267	—	39,267
Repurchase Agreements	—	695,000	—	695,000
Total Investments at Value	$27,749,464	$12,251,890	$ 0	$40,001,354
Other Financial Instruments:†
Swaps	$ —	$ 47,236	$—	$ 47,236
Futures Contracts	3,603	—	—	3,603
Forward Foreign Currency Contracts	—	1,239	—	1,239
Total Other Financial Instruments	$ 3,603	$ 48,475	$—	$ 52,078
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 3,106	$ —	$—	$ 3,106
Forward Foreign Currency Contracts	—	134	—	134
Total Other Financial Instruments	$ 3,106	$ 134	$—	$ 3,240
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO PROFILE — March 31, 2024— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	49.2%
Collateralized Mortgage Obligations	12.8
Internet	6.4
Software	6.3
Banks	5.4
Other Asset Backed Securities	5.3
Electric	4.6
Repurchase Agreements	3.7
Foreign Government Obligations	2.4
Auto Loan Receivables	2.3
Oil & Gas	1.9
Commercial Services	1.5
Biotechnology	1.5
Municipal Securities	1.5
Media	1.3
Pipelines	1.2
Advertising	1.1
REITS	0.9
Diversified Financial Services	0.9
Healthcare-Services	0.8
Auto Manufacturers	0.8
Retail	0.7
Insurance	0.7
Healthcare-Products	0.7
Gas	0.7
Engineering & Construction	0.5
Apparel	0.5
Home Equity	0.5
Agriculture	0.5
Computers	0.4
Packaging & Containers	0.4
Telecommunications	0.4
Building Materials	0.4
Environmental Control	0.4
Aerospace/Defense	0.4
Mining	0.3
Semiconductors	0.3
Chemicals	0.3
Pharmaceuticals	0.3
Investment Companies	0.3
Transportation	0.3
Trucking & Leasing	0.2
Entertainment	0.2
Hand/Machine Tools	0.2
Machinery-Diversified	0.2
Food	0.2
Home Builders	0.1
Electronics	0.1
122.0%
Credit Quality†#
Aaa	55.9%
Aa	1.2
A	8.2
Baa	14.8
Ba	5.4
B	1.1
Caa	0.5

Ca	0.2%
Not Rated@	12.7
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 27.9%
Advertising — 0.1%
Lamar Media Corp.
3.63%, 01/15/2031	$ 5,000	$ 4,387
4.88%, 01/15/2029	35,000	33,725
		38,112
Aerospace/Defense — 0.4%
Boeing Co.
5.04%, 05/01/2027	5,000	4,906
5.15%, 05/01/2030	22,000	21,285
5.81%, 05/01/2050	7,000	6,623
5.93%, 05/01/2060	20,000	18,751
L3Harris Technologies, Inc.
5.05%, 06/01/2029	15,000	14,952
5.35%, 06/01/2034	20,000	20,000
Northrop Grumman Corp.
5.15%, 05/01/2040	15,000	14,695
		101,212
Agriculture — 0.5%
BAT Capital Corp.
5.83%, 02/20/2031	35,000	35,300
Philip Morris International, Inc.
5.13%, 02/15/2030	30,000	30,000
5.13%, 02/13/2031	10,000	9,935
5.38%, 02/15/2033	33,000	33,271
5.63%, 09/07/2033	22,000	22,498
		131,004
Apparel — 0.5%
Hanesbrands, Inc.
4.88%, 05/15/2026*	30,000	29,209
Tapestry, Inc.
7.05%, 11/27/2025	10,000	10,206
7.35%, 11/27/2028	15,000	15,805
7.70%, 11/27/2030	5,000	5,332
William Carter Co.
5.63%, 03/15/2027*	90,000	89,389
		149,941
Banks — 5.4%
Bank of America Corp.
1.90%, 07/23/2031	10,000	8,207
1.92%, 10/24/2031	40,000	32,593
2.30%, 07/21/2032	20,000	16,366
2.57%, 10/20/2032	60,000	49,777
2.59%, 04/29/2031	30,000	25,864
2.69%, 04/22/2032	75,000	63,484
2.97%, 02/04/2033	15,000	12,757
5.47%, 01/23/2035	10,000	10,065
5.93%, 09/15/2027	35,000	35,469
Bank of New York Mellon Corp.
4.98%, 03/14/2030	10,000	10,009
5.19%, 03/14/2035	15,000	14,931
6.32%, 10/25/2029	30,000	31,657
Citigroup, Inc.
1.28%, 11/03/2025	30,000	29,183
5.17%, 02/13/2030	35,000	34,837
Citizens Financial Group, Inc.
5.84%, 01/23/2030	30,000	29,957
Deutsche Bank AG
2.13%, 11/24/2026	150,000	141,452
Fifth Third Bancorp
5.63%, 01/29/2032	5,000	5,005
Security Description	Shares or Principal Amount	Value

Banks (continued)
Goldman Sachs Group, Inc.
2.62%, 04/22/2032	$ 42,000	$ 35,249
3.81%, 04/23/2029	30,000	28,439
4.02%, 10/31/2038	10,000	8,611
4.48%, 08/23/2028	40,000	39,105
HSBC Holdings PLC
5.21%, 08/11/2028	200,000	199,422
Huntington Bancshares, Inc.
6.21%, 08/21/2029	5,000	5,118
JPMorgan Chase & Co.
2.58%, 04/22/2032	10,000	8,454
3.70%, 05/06/2030	35,000	32,791
4.01%, 04/23/2029	73,000	69,972
5.30%, 07/24/2029	25,000	25,186
5.34%, 01/23/2035	35,000	35,137
6.07%, 10/22/2027	15,000	15,305
M&T Bank Corp.
5.05%, 01/27/2034	45,000	41,836
7.41%, 10/30/2029	55,000	58,006
Morgan Stanley
1.79%, 02/13/2032	35,000	27,978
1.93%, 04/28/2032	2,000	1,605
2.24%, 07/21/2032	25,000	20,422
2.48%, 01/21/2028	10,000	9,302
2.70%, 01/22/2031	5,000	4,368
4.43%, 01/23/2030	10,000	9,684
5.16%, 04/20/2029	30,000	29,976
5.45%, 07/20/2029	5,000	5,044
6.41%, 11/01/2029	35,000	36,700
Morgan Stanley VRS
3.59%, 07/22/2028(1)	20,000	19,002
PNC Financial Services Group, Inc.
5.68%, 01/22/2035	10,000	10,091
6.04%, 10/28/2033	10,000	10,339
Wells Fargo & Co.
2.57%, 02/11/2031	24,000	20,688
3.00%, 10/23/2026	15,000	14,200
3.35%, 03/02/2033	25,000	21,691
4.90%, 07/25/2033	30,000	28,910
5.39%, 04/24/2034	10,000	9,938
5.50%, 01/23/2035	15,000	15,035
5.57%, 07/25/2029	70,000	70,830
6.49%, 10/23/2034	15,000	16,089
		1,536,136
Biotechnology — 0.3%
Amgen, Inc.
5.25%, 03/02/2030	5,000	5,076
5.25%, 03/02/2033	47,000	47,396
Royalty Pharma PLC
2.15%, 09/02/2031	13,000	10,477
2.20%, 09/02/2030	10,000	8,308
3.55%, 09/02/2050	20,000	13,779
		85,036
Building Materials — 0.4%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	55,000	52,480
Standard Industries, Inc.
3.38%, 01/15/2031*	10,000	8,385
4.38%, 07/15/2030*	50,000	44,927
		105,792

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals — 0.3%
Celanese US Holdings LLC
6.17%, 07/15/2027	$ 25,000	$ 25,463
6.33%, 07/15/2029	15,000	15,554
6.55%, 11/15/2030	20,000	21,037
Eastman Chemical Co.
5.63%, 02/20/2034	15,000	15,083
Sherwin-Williams Co.
4.50%, 06/01/2047	5,000	4,369
		81,506
Commercial Services — 0.6%
ERAC USA Finance LLC
5.00%, 02/15/2029*	5,000	5,008
Gartner, Inc.
4.50%, 07/01/2028*	25,000	23,815
Howard University
2.80%, 10/01/2030	15,000	13,105
2.90%, 10/01/2031	10,000	8,610
3.48%, 10/01/2041	15,000	10,839
Service Corp. International
3.38%, 08/15/2030	50,000	43,302
5.13%, 06/01/2029	77,000	74,924
		179,603
Computers — 0.2%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	55,000	51,521
Distribution/Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/2028	5,000	5,088
Diversified Financial Services — 0.6%
Capital One Financial Corp.
1.88%, 11/02/2027	85,000	77,763
3.27%, 03/01/2030	25,000	22,521
5.25%, 07/26/2030	5,000	4,921
6.31%, 06/08/2029	10,000	10,281
7.62%, 10/30/2031	20,000	22,090
Discover Financial Services
7.96%, 11/02/2034	10,000	11,327
Macquarie Airfinance Holdings, Ltd.
6.40%, 03/26/2029*	5,000	5,079
6.50%, 03/26/2031*	5,000	5,089
		159,071
Electric — 4.6%
AES Corp.
3.30%, 07/15/2025*	15,000	14,531
Alabama Power Co.
3.45%, 10/01/2049	15,000	11,087
4.15%, 08/15/2044	20,000	16,875
Ameren Corp.
5.00%, 01/15/2029	40,000	39,781
Arizona Public Service Co.
5.55%, 08/01/2033	5,000	5,056
6.35%, 12/15/2032	20,000	21,345
Berkshire Hathaway Energy Co.
1.65%, 05/15/2031	21,000	16,814
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	13,000	11,341
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	15,000	10,318
5.50%, 03/15/2034	5,000	5,165
Security Description	Shares or Principal Amount	Value

Electric (continued)
Dominion Energy, Inc.
3.38%, 04/01/2030	$ 15,000	$ 13,632
5.38%, 11/15/2032	51,000	51,290
Duke Energy Carolinas LLC
2.55%, 04/15/2031	15,000	12,951
Duke Energy Corp.
2.55%, 06/15/2031	35,000	29,471
4.50%, 08/15/2032	20,000	18,959
4.85%, 01/05/2029	30,000	29,717
5.00%, 08/15/2052	5,000	4,526
Duke Energy Indiana LLC
2.75%, 04/01/2050	30,000	19,011
Duke Energy Ohio, Inc.
5.55%, 03/15/2054	10,000	9,974
Duke Energy Progress LLC
3.70%, 10/15/2046	22,000	16,897
4.00%, 04/01/2052	10,000	7,935
4.38%, 03/30/2044	15,000	12,870
Edison International
5.25%, 11/15/2028	20,000	19,930
6.95%, 11/15/2029	45,000	48,210
Emera, Inc.
6.75%, 06/15/2076	10,000	9,876
Evergy Metro, Inc.
2.25%, 06/01/2030	5,000	4,261
Evergy, Inc.
2.45%, 09/15/2024	15,000	14,766
2.90%, 09/15/2029	10,000	8,932
Eversource Energy
5.13%, 05/15/2033	35,000	34,295
5.50%, 01/01/2034	10,000	10,001
5.95%, 02/01/2029	20,000	20,637
FirstEnergy Pennsylvania Electric Co.
3.60%, 06/01/2029*	5,000	4,644
Georgia Power Co.
4.30%, 03/15/2042	12,000	10,454
5.25%, 03/15/2034	10,000	10,101
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	10,000	9,997
Monongahela Power Co.
5.85%, 02/15/2034*	10,000	10,270
National Grid PLC
5.60%, 06/12/2028	5,000	5,093
National Rural Utilities Cooperative Finance Corp.
5.80%, 01/15/2033	10,000	10,404
Nextera Energy Capital Holdings, Inc.
2.25%, 06/01/2030	15,000	12,772
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027	18,000	16,482
4.63%, 07/15/2027	17,000	16,763
Niagara Mohawk Power Corp.
5.29%, 01/17/2034*	25,000	24,602
Oglethorpe Power Corp.
4.50%, 04/01/2047	15,000	12,479
Ohio Edison Co.
5.50%, 01/15/2033*	10,000	9,977
Oncor Electric Delivery Co. LLC
5.65%, 11/15/2033	15,000	15,603
Pacific Gas & Electric Co.
2.50%, 02/01/2031	35,000	29,105
4.55%, 07/01/2030	40,000	38,021
5.25%, 03/01/2052	10,000	8,923
5.90%, 06/15/2032	40,000	40,683

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
6.10%, 01/15/2029	$ 20,000	$ 20,610
6.15%, 01/15/2033	25,000	25,769
6.40%, 06/15/2033	25,000	26,323
Public Service Electric & Gas Co.
5.45%, 03/01/2054	10,000	10,312
Public Service Enterprise Group, Inc.
5.20%, 04/01/2029	5,000	5,004
5.45%, 04/01/2034	5,000	5,009
6.13%, 10/15/2033	20,000	20,994
Puget Energy, Inc.
2.38%, 06/15/2028	15,000	13,378
4.10%, 06/15/2030	31,000	28,294
4.22%, 03/15/2032	8,000	7,255
Sempra
3.70%, 04/01/2029	4,000	3,740
5.40%, 08/01/2026	15,000	15,043
Sempra Energy
3.40%, 02/01/2028	15,000	14,173
Southern California Edison Co.
2.25%, 06/01/2030	5,000	4,249
2.85%, 08/01/2029	2,000	1,801
5.15%, 06/01/2029	15,000	15,062
5.20%, 06/01/2034	25,000	24,749
5.75%, 04/15/2054	5,000	5,071
5.88%, 12/01/2053	15,000	15,459
5.95%, 11/01/2032	5,000	5,243
Southern Co.
3.25%, 07/01/2026	25,000	24,025
3.70%, 04/30/2030	5,000	4,635
5.20%, 06/15/2033	15,000	14,988
Southwestern Electric Power Co.
5.30%, 04/01/2033	40,000	39,517
Virginia Electric & Power Co.
2.45%, 12/15/2050	5,000	2,936
5.00%, 04/01/2033	25,000	24,663
5.00%, 01/15/2034	25,000	24,547
5.35%, 01/15/2054	5,000	4,901
Wisconsin Power & Light Co.
5.38%, 03/30/2034	10,000	10,066
Xcel Energy, Inc.
1.75%, 03/15/2027	55,000	49,518
4.60%, 06/01/2032	13,000	12,225
		1,316,386
Electronics — 0.1%
Sensata Technologies BV
5.00%, 10/01/2025*	20,000	19,755
Engineering & Construction — 0.5%
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	160,000	156,013
Entertainment — 0.2%
WMG Acquisition Corp.
3.75%, 12/01/2029*	5,000	4,480
3.88%, 07/15/2030*	65,000	57,589
		62,069
Environmental Control — 0.4%
Clean Harbors, Inc.
4.88%, 07/15/2027*	85,000	82,450
Security Description	Shares or Principal Amount	Value

Environmental Control (continued)
Veralto Corp.
5.35%, 09/18/2028*	$ 20,000	$ 20,260
		102,710
Food — 0.2%
Conagra Brands, Inc.
4.85%, 11/01/2028	15,000	14,822
Tyson Foods, Inc.
5.40%, 03/15/2029	20,000	20,179
5.70%, 03/15/2034	10,000	10,132
		45,133
Gas — 0.7%
Brooklyn Union Gas Co.
6.39%, 09/15/2033*	20,000	20,660
KeySpan Gas East Corp.
5.99%, 03/06/2033*	20,000	20,269
NiSource, Inc.
3.49%, 05/15/2027	35,000	33,384
3.60%, 05/01/2030	19,000	17,500
5.25%, 03/30/2028	25,000	25,172
5.35%, 04/01/2034	15,000	14,919
Southern California Gas Co.
5.20%, 06/01/2033	15,000	15,015
5.60%, 04/01/2054	35,000	35,022
Southern Co. Gas Capital Corp.
5.75%, 09/15/2033	5,000	5,176
		187,117
Hand/Machine Tools — 0.2%
Regal Rexnord Corp.
6.05%, 04/15/2028*	51,000	51,702
6.30%, 02/15/2030*	10,000	10,237
		61,939
Healthcare-Products — 0.4%
Avantor Funding, Inc.
4.63%, 07/15/2028*	50,000	47,381
Hologic, Inc.
4.63%, 02/01/2028*	44,000	42,360
Smith & Nephew PLC
5.40%, 03/20/2034	10,000	9,951
Solventum Corp.
5.40%, 03/01/2029*	25,000	25,050
		124,742
Healthcare-Services — 0.8%
Centene Corp.
2.45%, 07/15/2028	20,000	17,734
4.63%, 12/15/2029	80,000	75,950
CommonSpirit Health
3.35%, 10/01/2029	5,000	4,586
HCA, Inc.
3.38%, 03/15/2029	25,000	22,925
5.60%, 04/01/2034	20,000	20,138
Humana, Inc.
5.38%, 04/15/2031	25,000	25,013
5.75%, 12/01/2028	5,000	5,124
Kaiser Foundation Hospitals
2.81%, 06/01/2041	5,000	3,690
3.00%, 06/01/2051	15,000	10,392
UnitedHealth Group, Inc.
2.75%, 05/15/2040	26,000	19,132
3.50%, 08/15/2039	10,000	8,238

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
4.95%, 05/15/2062	$ 5,000	$ 4,669
5.38%, 04/15/2054	20,000	20,341
6.05%, 02/15/2063	5,000	5,498
		243,430
Home Builders — 0.1%
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*	5,000	4,775
5.75%, 01/15/2028*	37,000	36,741
		41,516
Insurance — 0.7%
Aon Corp./Aon Global Holdings PLC
5.35%, 02/28/2033	10,000	10,054
Aon North America, Inc.
5.45%, 03/01/2034	25,000	25,289
Athene Global Funding
2.65%, 10/04/2031*	45,000	36,716
2.72%, 01/07/2029*	34,000	29,958
Athene Holding, Ltd.
5.88%, 01/15/2034	15,000	15,030
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	71,000	62,517
Equitable Holdings, Inc.
4.35%, 04/20/2028	5,000	4,844
Marsh & McLennan Cos., Inc.
4.75%, 03/15/2039	11,000	10,437
Willis North America, Inc.
3.60%, 05/15/2024	20,000	19,940
		214,785
Internet — 0.5%
Gen Digital, Inc.
5.00%, 04/15/2025*	45,000	44,729
6.75%, 09/30/2027*	20,000	20,286
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	82,000	80,194
		145,209
Investment Companies — 0.3%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	75,000	68,831
New Mountain Finance Corp.
6.88%, 02/01/2029	5,000	4,947
		73,778
Machinery-Diversified — 0.2%
AGCO Corp.
5.45%, 03/21/2027	10,000	10,045
5.80%, 03/21/2034	20,000	20,250
Ingersoll Rand, Inc.
5.70%, 08/14/2033	5,000	5,129
Otis Worldwide Corp.
2.57%, 02/15/2030	24,000	21,103
Westinghouse Air Brake Technologies Corp.
5.61%, 03/11/2034	5,000	5,065
		61,592
Media — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	70,000	58,663
Security Description	Shares or Principal Amount	Value

Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	$ 10,000	$ 8,194
3.50%, 03/01/2042	5,000	3,336
3.70%, 04/01/2051	5,000	3,092
3.85%, 04/01/2061	5,000	2,967
3.90%, 06/01/2052	15,000	9,539
4.80%, 03/01/2050	50,000	37,011
5.13%, 07/01/2049	10,000	7,749
5.75%, 04/01/2048	20,000	16,842
Comcast Corp.
2.89%, 11/01/2051	20,000	12,982
3.20%, 07/15/2036	10,000	8,215
3.25%, 11/01/2039	19,000	14,891
Cox Communications, Inc.
2.60%, 06/15/2031*	23,000	19,090
Discovery Communications LLC
3.63%, 05/15/2030	10,000	8,944
4.00%, 09/15/2055	21,000	14,372
5.20%, 09/20/2047	10,000	8,402
5.30%, 05/15/2049	20,000	16,802
Paramount Global
4.38%, 03/15/2043	22,000	14,930
5.25%, 04/01/2044	15,000	11,154
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	15,000	13,723
4.13%, 07/01/2030*	40,000	34,967
Time Warner Cable LLC
4.50%, 09/15/2042	13,000	9,617
5.88%, 11/15/2040	45,000	38,980
		374,462
Mining — 0.3%
Glencore Funding LLC
5.37%, 04/04/2029*	15,000	15,030
5.63%, 04/04/2034*	30,000	30,080
6.38%, 10/06/2030*	25,000	26,382
Rio Tinto Alcan, Inc.
6.13%, 12/15/2033	15,000	16,126
		87,618
Oil & Gas — 1.9%
Apache Corp.
4.88%, 11/15/2027	30,000	29,145
BP Capital Markets America, Inc.
4.81%, 02/13/2033	30,000	29,607
4.89%, 09/11/2033	22,000	21,847
4.99%, 04/10/2034	10,000	9,987
BP Capital Markets PLC
6.45%, 12/01/2033(2)	25,000	25,890
Cenovus Energy, Inc.
2.65%, 01/15/2032	5,000	4,147
ConocoPhillips Co.
4.03%, 03/15/2062	20,000	15,850
5.05%, 09/15/2033	10,000	10,090
5.55%, 03/15/2054	5,000	5,153
5.70%, 09/15/2063	20,000	20,962
Diamondback Energy, Inc.
6.25%, 03/15/2033	10,000	10,661
Ecopetrol SA
4.63%, 11/02/2031	27,000	22,462
4.63%, 11/02/2031	5,000	4,160
8.38%, 01/19/2036	35,000	35,330

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
8.63%, 01/19/2029	$ 20,000	$ 21,199
Energean Israel Finance, Ltd.
5.88%, 03/30/2031*	30,000	26,280
8.50%, 09/30/2033*	5,000	4,943
Equinor ASA
3.63%, 04/06/2040	10,000	8,332
3.70%, 04/06/2050	5,000	3,964
Hess Corp.
7.13%, 03/15/2033	18,000	20,371
7.30%, 08/15/2031	15,000	16,974
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	50,000	48,194
Ovintiv, Inc.
6.63%, 08/15/2037	5,000	5,220
7.38%, 11/01/2031	36,000	39,445
Patterson-UTI Energy, Inc.
5.15%, 11/15/2029	10,000	9,784
7.15%, 10/01/2033	15,000	16,126
Phillips 66 Co.
5.30%, 06/30/2033	20,000	20,124
Shell International Finance BV
2.88%, 11/26/2041	10,000	7,427
3.00%, 11/26/2051	5,000	3,414
3.25%, 04/06/2050	13,000	9,437
Viper Energy, Inc.
5.38%, 11/01/2027*	27,000	26,427
		532,952
Packaging & Containers — 0.4%
Ball Corp.
6.00%, 06/15/2029	80,000	80,760
Graphic Packaging International LLC
4.75%, 07/15/2027*	40,000	38,624
		119,384
Pharmaceuticals — 0.3%
AbbVie, Inc.
4.95%, 03/15/2031	10,000	10,071
5.40%, 03/15/2054	5,000	5,146
Bristol-Myers Squibb Co.
5.20%, 02/22/2034	10,000	10,153
5.55%, 02/22/2054	10,000	10,284
Cigna Group
5.00%, 05/15/2029	30,000	30,043
CVS Health Corp.
2.70%, 08/21/2040	15,000	10,414
4.13%, 04/01/2040	5,000	4,212
		80,323
Pipelines — 1.2%
Cheniere Energy Partners LP
4.50%, 10/01/2029	10,000	9,518
Cheniere Energy, Inc.
5.65%, 04/15/2034*	15,000	15,107
Columbia Pipelines Holding Co. LLC
5.68%, 01/15/2034*	10,000	9,934
6.04%, 08/15/2028*	15,000	15,327
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	15,000	15,390
6.04%, 11/15/2033*	15,000	15,541
6.54%, 11/15/2053*	15,000	16,251
Enbridge, Inc.
2.50%, 08/01/2033	5,000	4,029
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
5.70%, 03/08/2033	$ 40,000	$ 40,966
Energy Transfer LP
6.05%, 12/01/2026	20,000	20,394
6.40%, 12/01/2030	55,000	58,057
EQM Midstream Partners LP
4.13%, 12/01/2026	30,000	28,847
ONEOK, Inc.
3.40%, 09/01/2029	5,000	4,606
6.10%, 11/15/2032	19,000	19,906
Targa Resources Corp.
6.13%, 03/15/2033	7,000	7,303
6.15%, 03/01/2029	10,000	10,422
6.25%, 07/01/2052	2,000	2,076
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	5,000	4,500
Western Midstream Operating LP
4.75%, 08/15/2028	25,000	24,318
6.15%, 04/01/2033	15,000	15,380
		337,872
REITS — 0.7%
American Tower Corp.
1.45%, 09/15/2026	15,000	13,671
2.40%, 03/15/2025	10,000	9,694
2.70%, 04/15/2031	5,000	4,233
3.80%, 08/15/2029	10,000	9,333
Crown Castle, Inc.
2.90%, 03/15/2027	15,000	14,030
4.30%, 02/15/2029	5,000	4,793
4.80%, 09/01/2028	30,000	29,415
5.00%, 01/11/2028	20,000	19,789
5.60%, 06/01/2029	5,000	5,067
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/2029	15,000	14,749
5.75%, 06/01/2028	10,000	10,007
SBA Tower Trust
2.84%, 01/15/2050*	40,000	39,041
VICI Properties LP
4.95%, 02/15/2030	31,000	29,979
VICI Properties LP/VICI Note Co., Inc.
4.63%, 12/01/2029*	5,000	4,729
		208,530
Retail — 0.4%
AutoZone, Inc.
4.75%, 08/01/2032	14,000	13,582
6.55%, 11/01/2033	10,000	10,945
FirstCash, Inc.
4.63%, 09/01/2028*	50,000	47,061
5.63%, 01/01/2030*	40,000	38,011
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	18,000	17,591
		127,190
Semiconductors — 0.3%
Intel Corp.
3.05%, 08/12/2051	9,000	6,067
5.15%, 02/21/2034	10,000	10,023
5.70%, 02/10/2053	3,000	3,101
5.90%, 02/10/2063	7,000	7,427
Marvell Technology, Inc.
2.45%, 04/15/2028	15,000	13,524

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors (continued)
NXP BV/NXP Funding LLC
5.35%, 03/01/2026	$ 15,000	$ 15,004
5.55%, 12/01/2028	10,000	10,153
Qorvo, Inc.
3.38%, 04/01/2031*	20,000	17,200
		82,499
Software — 1.3%
Black Knight InfoServ LLC
3.63%, 09/01/2028*	59,000	55,755
Constellation Software, Inc.
5.46%, 02/16/2034*	5,000	5,033
Fair Isaac Corp.
4.00%, 06/15/2028*	60,000	56,043
MSCI, Inc.
3.63%, 11/01/2031*	20,000	17,357
Open Text Corp.
3.88%, 12/01/2029*	65,000	57,915
6.90%, 12/01/2027*	30,000	31,020
Oracle Corp.
2.30%, 03/25/2028	25,000	22,573
2.95%, 04/01/2030	5,000	4,449
3.60%, 04/01/2040	6,000	4,730
3.85%, 04/01/2060	54,000	38,433
4.10%, 03/25/2061	5,000	3,755
4.90%, 02/06/2033	15,000	14,686
SS&C Technologies, Inc.
5.50%, 09/30/2027*	60,000	58,665
		370,414
Telecommunications — 0.4%
AT&T, Inc.
2.55%, 12/01/2033	5,000	4,005
3.55%, 09/15/2055	23,000	16,082
3.80%, 12/01/2057	5,000	3,620
4.50%, 05/15/2035	5,000	4,670
Cisco Systems, Inc.
4.95%, 02/26/2031	15,000	15,132
5.35%, 02/26/2064	10,000	10,249
Nokia Oyj
6.63%, 05/15/2039	15,000	14,618
T-Mobile USA, Inc.
2.05%, 02/15/2028	16,000	14,336
3.88%, 04/15/2030	5,000	4,684
5.05%, 07/15/2033	20,000	19,783
5.75%, 01/15/2034	10,000	10,414
		117,593
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	35,000	34,380
4.00%, 07/15/2025*	10,000	9,793
5.35%, 03/30/2029*	5,000	5,003
5.75%, 05/24/2026*	15,000	15,109
6.05%, 08/01/2028*	5,000	5,144
		69,429
Total Corporate Bonds & Notes (cost $8,296,314)		7,988,462
Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES — 8.1%
Auto Loan Receivables — 2.3%
American Credit Acceptance Receivables Trust
Series 2023-3, Class B 6.09%, 11/12/2027*	$ 20,000	$ 20,052
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class D 2.58%, 09/18/2025	32,536	32,484
ARI Fleet Lease Trust
Series 2023-A, Class A2 5.41%, 02/17/2032*	78,970	78,783
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class B 5.43%, 08/15/2028	15,000	14,987
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.65%, 05/15/2035*	77,307	77,389
Citizens Auto Receivables Trust
Series 2024-1, Class A4 5.03%, 10/15/2030*	15,000	14,946
DT Auto Owner Trust
Series 2023-1A, Class B 5.19%, 10/16/2028*	15,000	14,907
Series 2023-2A, Class B 5.41%, 02/15/2029*	15,000	14,919
Exeter Automobile Receivables Trust
Series 2019-4A, Class D 2.58%, 09/15/2025*	13,303	13,228
Series 2020-1A, Class D 2.73%, 12/15/2025*	6,838	6,774
Series 2023-1A, Class B 5.72%, 04/15/2027	20,000	19,974
Series 2022-6A, Class B 6.03%, 08/16/2027	9,000	9,005
Series 2023-3A, Class B 6.11%, 09/15/2027	8,000	8,021
Flagship Credit Auto Trust
Series 2023-1, Class B 5.05%, 01/18/2028*	10,000	9,897
Series 2023-2, Class B 5.21%, 05/15/2028*	19,000	18,766
GM Financial Consumer Automobile Receivables Trust
Series 2024-1, Class B 5.16%, 08/16/2029	5,000	4,991
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A 5.94%, 02/25/2028*	100,000	101,481
Prestige Auto Receivables Trust
Series 2022-1A, Class B 6.55%, 07/17/2028*	30,000	30,118
Santander Drive Auto Receivables Trust
Series 2023-1, Class B 4.98%, 02/15/2028	15,000	14,897
Series 2023-3, Class B 5.61%, 07/17/2028	25,000	25,057
Series 2023-4, Class B 5.77%, 12/15/2028	30,000	30,209
SBNA Auto Lease Trust
Series 2024-A, Class A4 5.24%, 01/22/2029*	10,000	9,977
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B 5.71%, 01/22/2030*	10,000	10,102

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	$ 20,242	$ 20,034
Series 2023-1A, Class B 5.41%, 01/18/2028*	10,000	9,974
Series 2023-2A, Class B 6.14%, 03/15/2028*	35,000	35,184
World Omni Auto Receivables Trust
Series 2023-A, Class B 5.03%, 05/15/2029	15,000	14,908
		661,064
Home Equity — 0.5%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 7.02%, (TSFR1M+1.69%), 10/25/2034	823	806
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 5.54%, (TSFR1M+0.21%), 02/25/2037	31,057	14,525
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 5.94%, (TSFR1M+0.61%), 11/25/2036	142,624	134,324
		149,655
Other Asset Backed Securities — 5.3%
510 Asset Backed Trust
Series 2021-NPL2, Class A1 2.12%, 06/25/2061*(3)	41,300	40,083
Aligned Data Centers Issuer LLC
Series 2023-1A, Class A2 6.00%, 08/17/2048*	40,000	39,990
CNH Equipment Trust
Series 2023-A, Class A4 4.77%, 10/15/2030	10,000	9,907
Columbia Cent CLO, Ltd. FRS
Series 2018-27A, Class AR 6.78%, (TSFR3M+1.45%), 01/25/2035*	250,000	249,905
DLLAA LLC
Series 2023-1A, Class A3 5.64%, 02/22/2028*	15,000	15,148
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	48,625	43,248
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	56,850	55,303
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	99,390	96,137
MF1, Ltd. FRS
Series 2022-FL8, Class AS 7.08%, (TSFR1M+1.75%), 02/19/2037*	100,000	98,187
Navient Private Education Refi Loan Trust
Series 2021-FA, Class A 1.11%, 02/18/2070*	65,166	55,639
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.91%, 10/20/2061*	100,000	87,574
PRET LLC
Series 2021-RN2, Class A1 1.74%, 07/25/2051*(3)	47,915	46,303
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Pretium Mtg. Credit Partners LLC
Series 2021-RN1, Class A1 1.99%, 02/25/2061*(3)	$ 48,128	$ 46,894
Series 2022-NPL1, Class A1 2.98%, 01/25/2052*(3)	55,910	54,336
Progress Residential Trust
Series 2024-SFR2, Class A 3.30%, 04/17/2041*	100,000	91,474
Securitized Asset Backed Receivables LLC Trust FRS
Series 2007-BR5, Class A2A 5.57%, (TSFR1M+0.24%), 05/25/2037	58,007	42,932
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.90%, 07/25/2048*	40,000	39,860
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	25,000	23,306
Taco Bell Funding LLC
Series 2021-1A, Class A2II 2.29%, 08/25/2051*	106,110	92,151
VCAT LLC
Series 2021-NPL3, Class A1 1.74%, 05/25/2051*(3)	45,994	44,552
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 6.71%, (TSFR3M+1.39%), 04/15/2034*	100,000	99,997
VOLT XCIV LLC
Series 2021-NPL3, Class A1 5.24%, 02/27/2051*(3)	41,068	40,128
VOLT XCIX LLC
Series 2021-NPL8, Class A1 5.12%, 04/25/2051*(3)	43,292	42,120
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	46,872	44,229
		1,499,403
Total Asset Backed Securities (cost $2,277,586)		2,310,122
COLLATERALIZED MORTGAGE OBLIGATIONS — 12.8%
Commercial and Residential — 9.5%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	120,000	115,609
Angel Oak Mtg. Trust VRS
Series 2021-5, Class A1 0.95%, 07/25/2066*(1)	40,547	34,022
Series 2020-R1, Class A1 0.99%, 04/25/2053*(1)	11,377	10,411
Series 2021-2, Class A1 0.99%, 04/25/2066*(1)	19,351	15,988
Series 2021-3, Class A1 1.07%, 05/25/2066*(1)	33,153	27,861
Series 2020-3, Class A1 1.69%, 04/25/2065*(1)	19,010	17,406
Series 2021-8, Class A1 1.82%, 11/25/2066*(1)	33,630	28,922
BANK VRS
Series 2017-BNK8, Class XA 0.71%, 11/15/2050(1)(4)	810,173	16,883
Series 2019-BN20, Class XA 0.81%, 09/15/2062(1)(4)	891,445	31,629

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
BBCMS Mtg. Trust
Series 2024-C24, Class A5 5.42%, 02/15/2057	$ 20,000	$ 20,573
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 5.17%, 02/25/2036(1)	33,106	28,958
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.46%, 07/15/2051(1)(4)	326,266	4,603
Series 2018-B1, Class XA 0.52%, 01/15/2051(1)(4)	145,198	2,243
Series 2018-B8, Class XA 0.62%, 01/15/2052(1)(4)	897,618	19,811
Series 2019-B10, Class XA 1.19%, 03/15/2062(1)(4)	262,738	13,102
Series 2020-B22, Class XA 1.51%, 01/15/2054(1)(4)	157,831	12,163
Series 2020-B18, Class XA 1.78%, 07/15/2053(1)(4)	96,841	6,043
BX Trust FRS
Series 2022-PSB, Class A 7.78%, (TSFR1M+2.45%), 08/15/2039*	30,494	30,685
CAMB Commercial Mtg. Trust FRS
Series 2019-LIFE, Class F 8.17%, (TSFR1M+2.60%), 12/15/2037*	100,000	99,250
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 5.39%, (H15T1Y+2.4%), 03/25/2036	14,550	13,308
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(1)	31,735	25,885
Series 2021-3, Class A1 0.96%, 09/27/2066*(1)	70,091	56,228
Commercial Mtg. Trust
Series 2014-CR21, Class A3 3.53%, 12/10/2047	127,772	125,095
Series 2014-CR17, Class A5 3.98%, 05/10/2047	47,038	46,941
Connecticut Avenue Securities Trust FRS
Series 2024-R02, Class 1M2 7.12%, (SOFR30A+1.80%), 02/25/2044*	10,000	10,034
Series 2019-HRP1, Class M2 7.58%, (SOFR30A+2.26%), 11/25/2039*	5,794	5,836
Series 2024-R02, Class 1B1 7.82%, (SOFR30A+2.50%), 02/25/2044*	10,000	10,062
Series 2023-R06, Class 1M2 8.02%, (SOFR30A+2.70%), 07/25/2043*	35,000	36,220
Series 2021-R01, Class 1B1 8.42%, (SOFR30A+3.10%), 10/25/2041*	51,800	53,288
Series 2023-R05, Class 1M2 8.42%, (SOFR30A+3.10%), 06/25/2043*	17,000	17,852
Series 2022-R01, Class 1B1 8.47%, (SOFR30A+3.15%), 12/25/2041*	54,000	55,477
Series 2017-C01, Class 1M2 8.98%, (SOFR30A+3.66%), 07/25/2029	11,805	12,233
Series 2016-C07, Class 2M2 9.78%, (SOFR30A+4.46%), 05/25/2029	20,373	21,438
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	21,001	10,135
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class ASB 2.96%, 01/15/2049	$ 32,119	$ 31,390
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.71%, 06/15/2057(1)(4)	983,575	3,916
CSMC Trust VRS
Series 2021-NQM5, Class A1 0.94%, 05/25/2066*(1)	60,518	48,549
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(1)	23,973	21,592
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	125,000	117,397
Series 2016-C1, Class ASB 3.04%, 05/10/2049	33,996	33,166
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.70%, 09/15/2053(1)(4)	98,754	5,333
DC Trust VRS
Series 2024-HLTN, Class A 5.73%, 04/13/2028*(1)	10,000	10,020
Series 2024-HLTN, Class C 7.04%, 04/13/2028*(1)	10,000	10,023
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 6.74%, 05/25/2035(1)	21,592	19,384
GCAT Trust VRS
Series 2021-NQM3, Class A1 1.09%, 05/25/2066*(1)	49,976	41,431
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	160,000	118,724
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	40,000	39,268
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.31%, 07/10/2051(1)(4)	1,097,433	14,277
GSR Mtg. Loan Trust VRS
Series 2007-AR1, Class 2A1 4.31%, 03/25/2047(1)	10,148	6,275
Series 2006-AR2, Class 3A1 5.89%, 04/25/2036(1)	3,764	2,280
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 5.98%, (TSFR1M+0.38%), 05/25/2035	16,620	15,112
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	85,000	78,611
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	25,000	21,273
Legacy Mtg. Asset Trust
Series 2021-GS3, Class A1 1.75%, 07/25/2061*(3)	71,737	69,364
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A2, Class A2 5.45%, 02/25/2035(1)	4,632	4,350
Series 2005-A1, Class 2A1 5.82%, 12/25/2034(1)	4,821	4,651

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
MFA Trust VRS
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(1)	$ 23,438	$ 21,296
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 0.95%, 12/15/2047(1)(4)	184,661	286
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.30%, 06/15/2050(1)(4)	105,044	2,671
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	18,356	6,570
MortgageIT Trust FRS
Series 2005-4, Class A1 6.00%, (TSFR1M+0.67%), 10/25/2035	19,147	18,526
New Residential Mtg. Loan Trust FRS
Series 2017-5A, Class A1 6.94%, (TSFR1M+1.61%), 06/25/2057*	19,968	19,970
New Residential Mtg. Loan Trust VRS
Series 2016-2A, Class A1 3.75%, 11/26/2035*(1)	22,282	20,832
Series 2016-4A, Class A1 3.75%, 11/25/2056*(1)	22,898	21,247
Series 2017-4A, Class A1 4.00%, 05/25/2057*(1)	21,742	20,514
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(1)	65,564	54,154
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.25%, 07/25/2043*(1)	3,440	3,028
PRPM LLC
Series 2021-5, Class A1 1.79%, 06/25/2026*(3)	69,042	67,509
Series 2021-4, Class A1 1.87%, 04/25/2026*(3)	61,225	59,710
Series 2021-9, Class A1 2.36%, 10/25/2026*(3)	59,098	57,590
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	90,000	82,244
Starwood Mtg. Residential Trust VRS
Series 2021-6, Class A1 1.92%, 11/25/2066*(1)	76,019	63,489
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(1)	88,523	75,290
Tyson Corner Mtg. Trust VRS
Series 2023-CRNR, Class A 6.58%, 12/10/2033*(1)	45,000	47,027
Verus Securitization Trust
Series 2022-1, Class A1 2.72%, 01/25/2067*(3)	82,191	73,976
Verus Securitization Trust VRS
Series 2021-2, Class A1 1.03%, 02/25/2066*(1)	36,893	31,815
Wells Fargo Commercial Mtg. Trust
Series 2015-NXS3, Class A4 3.62%, 09/15/2057	60,000	58,005
Series 2014-LC16, Class A5 3.82%, 08/15/2050	41,562	41,289
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 0.87%, 09/15/2057(1)(4)	$ 521,888	$ 5,155
Series 2015-NXS1, Class D 4.14%, 05/15/2048(1)	10,000	8,594
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 6.37%, 10/25/2036(1)	7,647	6,678
WF-RBS Commercial Mtg. Trust
Series 2014-C20, Class A5 4.00%, 05/15/2047	83,605	83,333
		2,703,378
U.S. Government Agency — 3.3%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	82,000	78,389
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.48%, 01/25/2034(1)(4)	203,807	6,740
Series K064, Class X1 0.60%, 03/25/2027(1)(4)	341,100	5,013
Series K124, Class X1 0.72%, 12/25/2030(1)(4)	269,595	10,363
Series K122, Class X1 0.88%, 11/25/2030(1)(4)	99,016	4,478
Series K121, Class X1 1.02%, 10/25/2030(1)(4)	117,034	5,984
Series K104, Class X1 1.12%, 01/25/2030(1)(4)	180,838	9,253
Series K114, Class X1 1.12%, 06/25/2030(1)(4)	213,497	11,861
Series K111, Class X1 1.57%, 05/25/2030(1)(4)	99,126	7,508
Federal Home Loan Mtg. Corp. REMIC
Series 4216, Class KQ 1.70%, 10/15/2039	2,873	2,829
Series 3964, Class MD 2.00%, 01/15/2041	62	61
Series 5170, Class DP 2.00%, 07/25/2050	45,169	38,072
Series 4961, Class JB 2.50%, 12/15/2042	24,805	22,354
Series 3883, Class PB 3.00%, 05/15/2041	7,704	7,221
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	16,457	14,812
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2021-DNA7, Class B1 8.97%, (SOFR30A+3.65%), 11/25/2041*	25,000	26,030
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Debt Notes FRS
Series 2023-DNA2, Class M1B 8.57%, (SOFR30A+3.25%), 04/25/2043*	15,000	15,722
Series 2022-HQA2, Class M1B 9.32%, (SOFR30A+4.00%), 07/25/2042*	20,000	21,261
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA3, Class M1B 8.22%, (SOFR30A+2.90%), 04/25/2042*	20,000	20,676

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2021-HQA3, Class B1 8.67%, (SOFR30A+3.35%), 09/25/2041*	$ 55,000	$ 56,648
Series 2022-DNA4, Class M1B 8.67%, (SOFR30A+3.35%), 05/25/2042*	25,000	26,116
Series 2023-HQA2, Class M1B 8.67%, (SOFR30A+3.35%), 06/25/2043*	60,000	63,471
Series 2021-DNA6, Class B1 8.72%, (SOFR30A+3.40%), 10/25/2041*	55,000	56,908
Series 2023-HQA1, Class M1B 8.82%, (SOFR30A+3.50%), 05/25/2043*	50,000	52,756
Series 2022-HQA3, Class M1B 8.87%, (SOFR30A+3.55%), 08/25/2042*	10,000	10,490
Series 2022-DNA6, Class M1B 9.02%, (SOFR30A+3.70%), 09/25/2042*	20,000	21,199
Series 2022-DNA5, Class M1B 9.82%, (SOFR30A+4.50%), 06/25/2042*	35,000	37,848
Federal National Mtg. Assoc.
Series 415, Class A3 STRIPS 3.00%, 11/25/2042	14,118	12,820
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	4,850	4,695
Series 2011-117, Class MA 2.00%, 08/25/2040	229	225
Series 2012-21, Class PQ 2.00%, 09/25/2041	4,457	4,078
Series 2012-18, Class GA 2.00%, 12/25/2041	8,171	7,412
Series 2016-11, Class GA 2.50%, 03/25/2046	12,238	11,039
Series 2019-54, Class KC 2.50%, 09/25/2049	41,132	37,241
Series 2015-48, Class QB 3.00%, 02/25/2043	8,727	8,365
Series 2016-38, Class NA 3.00%, 01/25/2046	6,033	5,487
Series 2017-16, Class PB 3.00%, 03/25/2047	30,000	25,018
Series 2017-34, Class JK 3.00%, 05/25/2047	4,514	4,320
Series 2019-45, Class PT 3.00%, 08/25/2049	17,554	15,604
Series 2012-52, Class PA 3.50%, 05/25/2042	7,285	6,871
Series 2017-26, Class CG 3.50%, 07/25/2044	6,148	5,968
Series 2018-23, Class LA 3.50%, 04/25/2048	16,904	15,690
Series 2019-14, Class CA 3.50%, 04/25/2049	19,794	18,642
Series 2017-35, Class AH 3.50%, 04/25/2053	6,656	6,492
Series 2017-84, Class KA 3.50%, 04/25/2053	8,114	7,832
Series 2018-70, Class HA 3.50%, 10/25/2056	11,570	11,095
Series 2019-12, Class HA 3.50%, 11/25/2057	18,907	17,740
Series 2017-49, Class JA 4.00%, 07/25/2053	7,144	6,982
Series 2022-90, Class AY 4.50%, 12/25/2041	75,000	70,839
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Government National Mtg. Assoc. REMIC
Series 2013-37, Class LG 2.00%, 01/20/2042	$ 7,231	$ 6,842
Series 2005-74, Class HA 7.50%, 09/16/2035	2	2
Series 2005-74, Class HB 7.50%, 09/16/2035	293	298
Series 2005-74, Class HC 7.50%, 09/16/2035	423	432
		946,092
Total Collateralized Mortgage Obligations (cost $4,077,280)		3,649,470
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 49.2%
U.S. Government — 15.6%
United States Treasury Bonds
1.25%, 05/15/2050	553,000	282,829
1.38%, 08/15/2050	20,000	10,562
1.63%, 11/15/2050	260,000	146,849
1.75%, 08/15/2041	190,000	128,220
2.00%, 08/15/2051	145,000	89,838
2.25%, 08/15/2046	115,000	78,708
2.50%, 02/15/2045	230,000	168,178
2.88%, 08/15/2045	295,000	229,628
3.00%, 05/15/2045(5)(6)	370,000	294,988
3.00%, 11/15/2045 to 08/15/2052	852,000	665,333
3.13%, 08/15/2044	440,000	360,353
3.38%, 08/15/2042 to 05/15/2044	720,000	617,363
3.63%, 08/15/2043	280,000	249,058
United States Treasury Bonds TIPS
0.25%, 02/15/2050(7)	299,853	189,217
1.38%, 07/15/2033(7)	40,613	38,976
United States Treasury Notes
4.00%, 02/15/2034	240,000	236,025
4.50%, 11/15/2033	370,000	378,209
United States Treasury Notes TIPS
0.25%, 07/15/2029(7)	265,212	244,533
1.75%, 01/15/2034(7)	75,237	74,273
		4,483,140
U.S. Government Agency — 33.6%
Federal Home Loan Mtg. Corp.
2.00%, 03/01/2051	307,113	243,492
2.50%, 01/01/2028 to 04/01/2052	319,414	264,551
3.00%, 08/01/2027 to 08/01/2043	43,416	38,882
3.50%, 02/01/2042 to 09/01/2043	9,812	9,028
4.00%, 10/01/2043	3,648	3,461
4.50%, 01/01/2039	325	320
5.00%, 05/01/2034 to 10/01/2052	559,038	545,916
5.50%, 07/01/2034 to 08/01/2037	10,114	10,336
6.50%, 05/01/2029	542	557
Federal Home Loan Mtg. Corp. FRS
5.74%, (RFUCCT6M+1.49%), 02/01/2037	190	191
Federal National Mtg. Assoc.
2.00%, 04/01/2051 to 05/01/2051	918,544	730,992
2.50%, 02/01/2043 to 04/01/2052	492,470	411,665
2.66%, 03/01/2027	194,263	183,071
3.00%, 01/01/2028 to 06/01/2052	225,246	194,682
3.50%, 08/01/2043	50,914	47,087
4.50%, 01/01/2039 to 05/01/2041	7,909	7,755
5.00%, 07/01/2040 to 09/01/2052	227,465	222,234
5.50%, 12/01/2029 to 06/01/2038	4,859	4,929
6.00%, 06/01/2026 to 06/01/2040	8,384	8,571

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
6.50%, 11/01/2035 to 10/01/2037		$ 1,235	$ 1,274
7.00%, 06/01/2037		3,391	3,515
Federal National Mtg. Assoc. FRS
5.63%, (RFUCCT1Y+1.57%), 05/01/2037		365	374
6.07%, (RFUCCT1Y+1.82%), 10/01/2040		391	403
Government National Mtg. Assoc.
2.00%, 02/20/2051		207,462	170,013
2.50%, April 30 TBA		325,000	276,775
3.00%, 04/20/2051 to 05/20/2051		248,038	219,251
3.00%, April 30 TBA		350,000	308,621
3.50%, April 30 TBA		385,000	350,303
4.00%, 10/15/2040 to 10/15/2041		21,529	20,559
4.00%, April 30 TBA		150,000	140,353
4.50%, 06/15/2041		34,515	33,815
5.00%, 01/15/2033 to 01/15/2040		16,841	16,849
5.50%, 04/15/2036		30,569	31,327
6.50%, 07/15/2028 to 11/15/2028		27,599	28,336
7.00%, 01/15/2033 to 11/15/2033		4,215	4,335
8.00%, 02/15/2030		291	290
Uniform Mtg. Backed Securities
1.50%, April 15 TBA		200,000	173,186
2.00%, April 15 TBA		225,000	199,360
4.00%, April 30 TBA		465,000	430,591
4.50%, April 30 TBA		938,000	893,185
5.00%, April 30 TBA		200,000	195,133
5.50%, April 30 TBA		770,000	766,178
6.00%, April 30 TBA		1,680,000	1,695,295
6.00%, May 30 TBA		720,000	726,414
			9,613,455
Total U.S. Government & Agency Obligations (cost $15,211,739)			14,096,595
FOREIGN GOVERNMENT OBLIGATIONS — 2.4%
Sovereign — 2.4%
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	594,000	116,731
Government of Hungary
1.63%, 04/28/2032	EUR	75,000	66,116
Government of Macedonia
2.75%, 01/18/2025	EUR	100,000	105,673
Government of Romania
2.63%, 12/02/2040*	EUR	60,000	44,101
2.75%, 04/14/2041	EUR	65,000	47,790
5.88%, 01/30/2029*		18,000	17,983
6.38%, 01/30/2034*		18,000	18,233
Republic of Chile
1.25%, 01/22/2051	EUR	100,000	60,416
Republic of Indonesia
1.10%, 03/12/2033	EUR	100,000	85,457
Republic of Philippines
1.75%, 04/28/2041	EUR	100,000	75,625
United Mexican States
4.75%, 03/08/2044		66,000	54,933
6.05%, 01/11/2040		6,000	5,922
Total Foreign Government Obligations (cost $917,394)			698,980
MUNICIPAL SECURITIES — 1.5%
Chicago Board of Education General Obligation Bonds
6.14%, 12/01/2039		15,000	14,075
6.32%, 11/01/2029		30,000	29,797
Security Description	Shares or Principal Amount	Value

Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040	$ 10,000	$ 8,633
County of Riverside, CA Revenue Bonds
3.07%, 02/15/2028	80,000	75,724
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025	70,000	66,736
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045	35,000	36,026
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057	19,000	21,885
New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035	70,000	67,885
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028	65,000	69,792
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035	30,000	30,262
Total Municipal Securities (cost $434,702)		420,815
COMMON STOCKS — 16.4%
Advertising — 1.0%
Trade Desk, Inc., Class A†	3,210	280,618
Auto Manufacturers — 0.8%
Tesla, Inc.†	1,252	220,089
Biotechnology — 1.2%
Illumina, Inc.†	542	74,427
Roivant Sciences, Ltd.†	4,596	48,442
Royalty Pharma PLC, Class A	7,197	218,573
		341,442
Commercial Services — 0.9%
Adyen NV*†	140	236,829
Block, Inc.†	299	25,290
		262,119
Computers — 0.2%
Crowdstrike Holdings, Inc., Class A†	222	71,171
Diversified Financial Services — 0.3%
Intercontinental Exchange, Inc.	661	90,841
Healthcare-Products — 0.3%
Danaher Corp.	296	73,917
Internet — 5.9%
Airbnb, Inc., Class A†	1,415	233,418
Amazon.com, Inc.†	714	128,791
Chewy, Inc., Class A†	1,604	25,520
DoorDash, Inc., Class A†	3,296	453,925
MercadoLibre, Inc.†	80	120,957
Meta Platforms, Inc., Class A	49	23,794
Shopify, Inc., Class A†	4,235	326,815
Uber Technologies, Inc.†	4,792	368,936
		1,682,156
REITS — 0.2%
American Tower Corp.	355	70,144

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail — 0.3%
Floor & Decor Holdings, Inc., Class A†	721	$ 93,456
Software — 5.0%
BILL Holdings, Inc.†	1,210	83,151
Cloudflare, Inc., Class A†	4,546	440,189
MicroStrategy, Inc., Class A†	108	184,093
Procore Technologies, Inc.†	890	73,131
ROBLOX Corp., Class A†	5,462	208,539
Snowflake, Inc., Class A†	1,735	280,376
Veeva Systems, Inc., Class A†	356	82,482
ZoomInfo Technologies, Inc.†	4,460	71,494
		1,423,455
Transportation — 0.3%
Union Pacific Corp.	299	73,533
Total Common Stocks (cost $3,426,700)		4,682,941
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	10,000	10
PURCHASED OPTIONS† — 0.0%
Purchased Options - Calls — 0.0%
Over the Counter call option on the USD vs. CNY (Expiration Date: 01/06/2025; Strike Price CNY 7.69; Counterparty: Goldman Sachs International)	1,158,753	4,037
Over the Counter call option on the USD vs. CNY (Expiration Date: 03/25/2025; Strike Price CNY 7.78; Counterparty: JPMorgan Chase Bank, N.A.)	1,144,912	4,473
Over the Counter call option on the USD vs. CNY (Expiration Date: 05/24/2024; Strike Price: CNY 7.57; Counterparty: Standard Chartered Bank)	1,199,617	245
Over the Counter call option on the USD vs. CNY (Expiration Date: 08/12/2024; Strike Price: CNY 7.79; Counterparty: JPMorgan Chase Bank, N.A.)	1,115,269	421
Total Purchased Options (cost $18,937)		9,176
Total Long-Term Investment Securities (cost $34,660,652)		33,856,571
REPURCHASE AGREEMENTS — 3.7%
Bank of America Securities LLC Joint Repurchase Agreement(8)	210,000	210,000
Barclays Capital, Inc. Joint Repurchase Agreement(8)	220,000	220,000
BNP Paribas SA Joint Repurchase Agreement(8)	210,000	210,000
Deutsche Bank AG Joint Repurchase Agreement(8)	210,000	210,000
Security Description	Shares or Principal Amount	Value

RBS Securities, Inc. Joint Repurchase Agreement(8)	210,000	$ 210,000
Total Repurchase Agreements (cost $1,060,000)		1,060,000
TOTAL INVESTMENTS (cost $35,720,652)(9)	122.0%	34,916,571
Other assets less liabilities	(22.0)	(6,285,778)
NET ASSETS	100.0%	$28,630,793
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Income Portfolio has no right to demand registration of these securities. At March 31, 2024, the aggregate value of these securities was $6,590,597 representing 23.0% of net assets.
†	Non-income producing security
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2024.
(4)	Interest Only
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	Principal amount of security is adjusted for inflation.
(8)	See Note 2 for details of Joint Repurchase Agreements.
(9)	See Note 4 for cost of investments on a tax basis.
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
BRL—Brazilian Real
CNY—Chinese Yuan
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at March 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	60,000	USD	Fixed 2.880%	12-Month SOFR	Annual	Annual	Mar 2053	$ 577	$ 7,454	$ 8,031
Centrally Cleared	120,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	70	14,094	14,164
Centrally Cleared	225,000	USD	Fixed 3.590	12-Month SOFR	Annual	Annual	Sep 2053	980	729	1,709
								$1,627	$22,277	$23,904
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
5	Long	U.S. Treasury 10 Year Notes	June 2024	$552,194	$553,984	$1,790
5	Long	U.S. Treasury 5 Year Notes	June 2024	533,641	535,078	1,437
3	Long	U.S. Treasury Ultra 10 Year Notes	June 2024	341,813	343,829	2,016
4	Short	U.S. Treasury 2 Year Notes	June 2024	820,617	817,937	2,680
						$7,923
						Unrealized (Depreciation)
4	Short	Euro-BUND	June 2024	$570,992	$575,588	$ (4,596)
3	Short	Long Gilt	June 2024	376,398	378,417	(2,019)
2	Short	U.S. Treasury Long Bonds	June 2024	238,156	240,875	(2,719)
7	Short	U.S. Treasury Ultra Bonds	June 2024	894,185	903,000	(8,815)
						$(18,149)
		Net Unrealized Appreciation (Depreciation)				$(10,226)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
BNP Paribas SA	EUR	486,000	USD	534,951	06/20/2024	$ 8,975	$ —
Goldman Sachs International	BRL	564,000	USD	111,898	06/20/2024	277	—
Natwest Markets PLC	USD	40,659	EUR	37,000	06/18/2024	—	(619)
Unrealized Appreciation (Depreciation)						$ 9,252	$ (619)
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$ 7,988,462	$—	$ 7,988,462
Asset Backed Securities	—	2,310,122	—	2,310,122
Collateralized Mortgage Obligations	—	3,649,470	—	3,649,470
U.S. Government & Agency Obligations	—	14,096,595	—	14,096,595
Foreign Government Obligations	—	698,980	—	698,980
Municipal Securities	—	420,815	—	420,815
Common Stocks	4,682,941	—	—	4,682,941
Escrows and Litigation Trusts	—	10	—	10
Purchased Options	—	9,176	—	9,176
Repurchase Agreements	—	1,060,000	—	1,060,000
Total Investments at Value	$4,682,941	$30,233,630	$—	$34,916,571
Other Financial Instruments:†
Swaps	$ —	$ 22,277	$—	$ 22,277
Futures Contracts	7,923	—	—	7,923
Forward Foreign Currency Contracts	—	9,252	—	9,252
Total Other Financial Instruments	$ 7,923	$ 31,529	$—	$ 39,452
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 18,149	$ —	$—	$ 18,149
Forward Foreign Currency Contracts	—	619	—	619
Total Other Financial Instruments	$ 18,149	$ 619	$—	$ 18,768
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO PROFILE — March 31, 2024— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	38.2%
Internet	11.7
Collateralized Mortgage Obligations	10.8
Software	10.5
Repurchase Agreements	4.5
Banks	4.1
Electric	3.7
Other Asset Backed Securities	3.3
Biotechnology	2.5
Commercial Services	2.1
Advertising	1.9
Foreign Government Obligations	1.7
Auto Loan Receivables	1.7
Oil & Gas	1.6
Auto Manufacturers	1.5
Media	1.2
Municipal Securities	1.1
Retail	1.1
Diversified Financial Services	1.0
REITS	1.0
Pipelines	0.9
Healthcare-Products	0.8
Healthcare-Services	0.7
Insurance	0.7
Computers	0.6
Gas	0.5
Transportation	0.5
Engineering & Construction	0.4
Home Equity	0.4
Apparel	0.4
Agriculture	0.4
Packaging & Containers	0.3
Telecommunications	0.3
Building Materials	0.3
Environmental Control	0.3
Mining	0.2
Aerospace/Defense	0.2
Semiconductors	0.2
Chemicals	0.2
Pharmaceuticals	0.2
Investment Companies	0.2
Trucking & Leasing	0.2
Machinery-Diversified	0.2
Entertainment	0.2
Hand/Machine Tools	0.2
Food	0.1
Home Builders	0.1
Purchased Options	0.1
Electronics	0.1
115.1%
Credit Quality†#
Aaa	54.5%
Aa	1.3
A	8.1
Baa	14.9
Ba	5.4
B	1.1
Caa	0.5

Ca	0.2
Not Rated@	14.0
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 21.9%
Advertising — 0.1%
Lamar Media Corp.
3.63%, 01/15/2031	$ 5,000	$ 4,387
4.88%, 01/15/2029	35,000	33,725
		38,112
Aerospace/Defense — 0.2%
Boeing Co.
5.04%, 05/01/2027	4,000	3,924
5.15%, 05/01/2030	21,000	20,318
5.81%, 05/01/2050	5,000	4,731
5.93%, 05/01/2060	15,000	14,063
L3Harris Technologies, Inc.
5.05%, 06/01/2029	15,000	14,952
5.35%, 06/01/2034	20,000	20,000
Northrop Grumman Corp.
5.15%, 05/01/2040	15,000	14,695
		92,683
Agriculture — 0.4%
BAT Capital Corp.
5.83%, 02/20/2031	35,000	35,300
Philip Morris International, Inc.
5.13%, 02/15/2030	30,000	30,000
5.13%, 02/13/2031	10,000	9,934
5.38%, 02/15/2033	35,000	35,288
5.63%, 09/07/2033	27,000	27,611
		138,133
Apparel — 0.4%
Hanesbrands, Inc.
4.88%, 05/15/2026*	30,000	29,209
Tapestry, Inc.
7.05%, 11/27/2025	5,000	5,103
7.35%, 11/27/2028	15,000	15,805
7.70%, 11/27/2030	5,000	5,332
William Carter Co.
5.63%, 03/15/2027*	95,000	94,355
		149,804
Banks — 4.1%
Bank of America Corp.
1.90%, 07/23/2031	15,000	12,311
1.92%, 10/24/2031	50,000	40,741
2.57%, 10/20/2032	70,000	58,074
2.59%, 04/29/2031	45,000	38,797
2.69%, 04/22/2032	75,000	63,484
2.97%, 02/04/2033	10,000	8,504
5.47%, 01/23/2035	10,000	10,065
5.93%, 09/15/2027	35,000	35,469
Bank of New York Mellon Corp.
4.98%, 03/14/2030	10,000	10,009
5.19%, 03/14/2035	15,000	14,931
6.32%, 10/25/2029	40,000	42,209
Citigroup, Inc.
1.28%, 11/03/2025	35,000	34,047
5.17%, 02/13/2030	40,000	39,813
Citizens Financial Group, Inc.
5.84%, 01/23/2030	35,000	34,950
Deutsche Bank AG
2.13%, 11/24/2026	150,000	141,452
Fifth Third Bancorp
5.63%, 01/29/2032	5,000	5,005
Security Description	Shares or Principal Amount	Value

Banks (continued)
Goldman Sachs Group, Inc.
2.62%, 04/22/2032	$ 80,000	$ 67,140
3.81%, 04/23/2029	30,000	28,439
HSBC Holdings PLC
5.21%, 08/11/2028	200,000	199,422
Huntington Bancshares, Inc.
6.21%, 08/21/2029	5,000	5,118
JPMorgan Chase & Co.
2.55%, 11/08/2032	3,000	2,496
2.58%, 04/22/2032	10,000	8,454
3.51%, 01/23/2029	25,000	23,648
3.70%, 05/06/2030	65,000	60,898
4.01%, 04/23/2029	15,000	14,378
5.30%, 07/24/2029	25,000	25,186
5.34%, 01/23/2035	40,000	40,156
6.07%, 10/22/2027	15,000	15,305
M&T Bank Corp.
5.05%, 01/27/2034	50,000	46,484
7.41%, 10/30/2029	60,000	63,280
Morgan Stanley
1.79%, 02/13/2032	30,000	23,981
2.24%, 07/21/2032	30,000	24,507
2.48%, 01/21/2028	5,000	4,651
4.43%, 01/23/2030	10,000	9,684
5.16%, 04/20/2029	20,000	19,984
5.45%, 07/20/2029	5,000	5,044
6.41%, 11/01/2029	35,000	36,700
Morgan Stanley VRS
3.59%, 07/22/2028(1)	50,000	47,505
PNC Financial Services Group, Inc.
5.68%, 01/22/2035	10,000	10,091
6.04%, 10/28/2033	10,000	10,339
Wells Fargo & Co.
2.57%, 02/11/2031	30,000	25,860
3.00%, 10/23/2026	20,000	18,933
3.35%, 03/02/2033	24,000	20,823
4.90%, 07/25/2033	30,000	28,910
5.39%, 04/24/2034	10,000	9,938
5.50%, 01/23/2035	15,000	15,035
5.57%, 07/25/2029	70,000	70,830
6.49%, 10/23/2034	15,000	16,089
		1,589,169
Biotechnology — 0.2%
Amgen, Inc.
5.25%, 03/02/2030	5,000	5,076
5.25%, 03/02/2033	48,000	48,404
Royalty Pharma PLC
2.15%, 09/02/2031	20,000	16,119
2.20%, 09/02/2030	15,000	12,462
3.55%, 09/02/2050	15,000	10,334
		92,395
Building Materials — 0.3%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	55,000	52,480
Standard Industries, Inc.
4.38%, 07/15/2030*	65,000	58,406
		110,886
Chemicals — 0.2%
Celanese US Holdings LLC
6.17%, 07/15/2027	30,000	30,555
6.33%, 07/15/2029	15,000	15,554

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals (continued)
6.55%, 11/15/2030	$ 20,000	$ 21,037
Eastman Chemical Co.
5.63%, 02/20/2034	15,000	15,083
Sherwin-Williams Co.
4.50%, 06/01/2047	5,000	4,369
		86,598
Commercial Services — 0.4%
ERAC USA Finance LLC
5.00%, 02/15/2029*	5,000	5,008
Gartner, Inc.
4.50%, 07/01/2028*	25,000	23,815
Howard University
2.80%, 10/01/2030	5,000	4,368
2.90%, 10/01/2031	25,000	21,524
3.48%, 10/01/2041	10,000	7,226
Service Corp. International
3.38%, 08/15/2030	55,000	47,633
5.13%, 06/01/2029	62,000	60,328
		169,902
Computers — 0.1%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	55,000	51,521
Distribution/Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/2028	5,000	5,088
Diversified Financial Services — 0.4%
Capital One Financial Corp.
1.88%, 11/02/2027	80,000	73,189
3.27%, 03/01/2030	20,000	18,017
5.47%, 02/01/2029	10,000	9,967
6.31%, 06/08/2029	10,000	10,281
7.62%, 10/30/2031	30,000	33,135
Discover Financial Services
7.96%, 11/02/2034	10,000	11,327
Macquarie Airfinance Holdings, Ltd.
6.40%, 03/26/2029*	5,000	5,079
6.50%, 03/26/2031*	5,000	5,089
		166,084
Electric — 3.7%
AES Corp.
3.30%, 07/15/2025*	20,000	19,375
Alabama Power Co.
3.45%, 10/01/2049	25,000	18,479
4.15%, 08/15/2044	15,000	12,656
Ameren Corp.
5.00%, 01/15/2029	45,000	44,754
Arizona Public Service Co.
5.55%, 08/01/2033	10,000	10,113
6.35%, 12/15/2032	15,000	16,008
Berkshire Hathaway Energy Co.
1.65%, 05/15/2031	25,000	20,016
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	13,000	11,341
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	15,000	10,318
5.50%, 03/15/2034	10,000	10,330
Dominion Energy, Inc.
3.38%, 04/01/2030	15,000	13,632
5.38%, 11/15/2032	55,000	55,312
Security Description	Shares or Principal Amount	Value

Electric (continued)
Duke Energy Carolinas LLC
2.55%, 04/15/2031	$ 15,000	$ 12,951
Duke Energy Corp.
2.55%, 06/15/2031	40,000	33,681
4.50%, 08/15/2032	20,000	18,959
4.85%, 01/05/2029	35,000	34,670
5.00%, 08/15/2052	5,000	4,526
Duke Energy Indiana LLC
2.75%, 04/01/2050	20,000	12,674
Duke Energy Ohio, Inc.
5.55%, 03/15/2054	10,000	9,974
Duke Energy Progress LLC
3.70%, 10/15/2046	30,000	23,042
4.00%, 04/01/2052	10,000	7,935
4.38%, 03/30/2044	21,000	18,018
Edison International
4.13%, 03/15/2028	5,000	4,797
5.25%, 11/15/2028	15,000	14,947
6.95%, 11/15/2029	45,000	48,210
Emera, Inc.
6.75%, 06/15/2076	15,000	14,814
Evergy Metro, Inc.
2.25%, 06/01/2030	5,000	4,261
Evergy, Inc.
2.45%, 09/15/2024	25,000	24,610
2.90%, 09/15/2029	10,000	8,932
Eversource Energy
3.38%, 03/01/2032	11,000	9,571
5.13%, 05/15/2033	30,000	29,395
5.50%, 01/01/2034	10,000	10,001
5.95%, 02/01/2029	20,000	20,637
Georgia Power Co.
4.30%, 03/15/2042	8,000	6,970
5.25%, 03/15/2034	10,000	10,101
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	5,000	4,998
Monongahela Power Co.
5.85%, 02/15/2034*	10,000	10,270
National Grid PLC
5.60%, 06/12/2028	5,000	5,093
National Rural Utilities Cooperative Finance Corp.
5.80%, 01/15/2033	15,000	15,607
Nextera Energy Capital Holdings, Inc.
2.25%, 06/01/2030	25,000	21,287
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027	10,000	9,157
4.63%, 07/15/2027	20,000	19,721
Niagara Mohawk Power Corp.
5.29%, 01/17/2034*	25,000	24,602
Oglethorpe Power Corp.
4.50%, 04/01/2047	15,000	12,479
Ohio Edison Co.
5.50%, 01/15/2033*	15,000	14,966
Oncor Electric Delivery Co. LLC
5.65%, 11/15/2033	20,000	20,805
Pacific Gas & Electric Co.
2.50%, 02/01/2031	20,000	16,632
4.55%, 07/01/2030	45,000	42,773
5.25%, 03/01/2052	10,000	8,923
5.45%, 06/15/2027	10,000	10,029
5.90%, 06/15/2032	40,000	40,683
6.10%, 01/15/2029	25,000	25,762
6.15%, 01/15/2033	25,000	25,769

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
6.40%, 06/15/2033	$ 35,000	$ 36,853
Public Service Electric & Gas Co.
5.45%, 03/01/2054	10,000	10,312
Public Service Enterprise Group, Inc.
5.20%, 04/01/2029	5,000	5,004
5.45%, 04/01/2034	5,000	5,009
6.13%, 10/15/2033	20,000	20,994
Puget Energy, Inc.
2.38%, 06/15/2028	20,000	17,837
4.10%, 06/15/2030	32,000	29,207
4.22%, 03/15/2032	8,000	7,255
Sempra
3.70%, 04/01/2029	16,000	14,958
5.40%, 08/01/2026	25,000	25,072
Southern California Edison Co.
2.25%, 06/01/2030	5,000	4,249
2.85%, 08/01/2029	15,000	13,508
5.15%, 06/01/2029	15,000	15,062
5.20%, 06/01/2034	25,000	24,749
5.75%, 04/15/2054	5,000	5,071
5.88%, 12/01/2053	15,000	15,459
5.95%, 11/01/2032	5,000	5,243
Southern Co.
3.25%, 07/01/2026	30,000	28,831
5.20%, 06/15/2033	20,000	19,984
Southwestern Electric Power Co.
5.30%, 04/01/2033	45,000	44,457
Virginia Electric & Power Co.
2.45%, 12/15/2050	5,000	2,936
5.00%, 04/01/2033	26,000	25,649
5.00%, 01/15/2034	25,000	24,547
5.35%, 01/15/2054	5,000	4,901
Wisconsin Power & Light Co.
5.38%, 03/30/2034	10,000	10,066
Xcel Energy, Inc.
1.75%, 03/15/2027	55,000	49,518
4.60%, 06/01/2032	13,000	12,225
		1,434,522
Electronics — 0.1%
Sensata Technologies BV
5.00%, 10/01/2025*	20,000	19,755
Engineering & Construction — 0.4%
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	160,000	156,013
Entertainment — 0.2%
Warnermedia Holdings, Inc.
5.14%, 03/15/2052	6,000	4,980
WMG Acquisition Corp.
3.88%, 07/15/2030*	70,000	62,019
		66,999
Environmental Control — 0.3%
Clean Harbors, Inc.
4.88%, 07/15/2027*	90,000	87,300
Veralto Corp.
5.35%, 09/18/2028*	20,000	20,260
		107,560
Food — 0.1%
Conagra Brands, Inc.
4.85%, 11/01/2028	20,000	19,762
Security Description	Shares or Principal Amount	Value

Food (continued)
Tyson Foods, Inc.
5.40%, 03/15/2029	$ 20,000	$ 20,179
5.70%, 03/15/2034	10,000	10,132
		50,073
Gas — 0.5%
Brooklyn Union Gas Co.
6.39%, 09/15/2033*	25,000	25,826
KeySpan Gas East Corp.
5.99%, 03/06/2033*	20,000	20,268
NiSource, Inc.
3.49%, 05/15/2027	35,000	33,384
3.60%, 05/01/2030	14,000	12,895
5.25%, 03/30/2028	35,000	35,241
5.35%, 04/01/2034	15,000	14,919
Southern California Gas Co.
5.20%, 06/01/2033	15,000	15,015
5.60%, 04/01/2054	35,000	35,022
Southern Co. Gas Capital Corp.
5.75%, 09/15/2033	5,000	5,176
		197,746
Hand/Machine Tools — 0.2%
Regal Rexnord Corp.
6.05%, 04/15/2028*	56,000	56,771
6.30%, 02/15/2030*	5,000	5,118
		61,889
Healthcare-Products — 0.3%
Avantor Funding, Inc.
4.63%, 07/15/2028*	55,000	52,119
Hologic, Inc.
4.63%, 02/01/2028*	48,000	46,211
Smith & Nephew PLC
5.40%, 03/20/2034	10,000	9,951
Solventum Corp.
5.40%, 03/01/2029*	25,000	25,050
		133,331
Healthcare-Services — 0.7%
Centene Corp.
2.45%, 07/15/2028	20,000	17,734
4.63%, 12/15/2029	80,000	75,950
CommonSpirit Health
3.35%, 10/01/2029	5,000	4,586
HCA, Inc.
3.38%, 03/15/2029	30,000	27,510
5.60%, 04/01/2034	20,000	20,138
Humana, Inc.
5.38%, 04/15/2031	25,000	25,013
5.75%, 12/01/2028	5,000	5,124
Kaiser Foundation Hospitals
2.81%, 06/01/2041	8,000	5,904
3.00%, 06/01/2051	15,000	10,392
UnitedHealth Group, Inc.
2.75%, 05/15/2040	27,000	19,868
3.50%, 08/15/2039	10,000	8,238
4.95%, 05/15/2062	5,000	4,669
5.38%, 04/15/2054	20,000	20,341
6.05%, 02/15/2063	5,000	5,498
		250,965

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Home Builders — 0.1%
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*	$ 5,000	$ 4,775
5.75%, 01/15/2028*	40,000	39,720
		44,495
Insurance — 0.7%
Aon Corp./Aon Global Holdings PLC
5.35%, 02/28/2033	10,000	10,054
Aon North America, Inc.
5.45%, 03/01/2034	25,000	25,289
Athene Global Funding
2.65%, 10/04/2031*	45,000	36,716
2.72%, 01/07/2029*	40,000	35,245
Athene Holding, Ltd.
5.88%, 01/15/2034	15,000	15,030
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	75,000	66,039
Equitable Holdings, Inc.
4.35%, 04/20/2028	5,000	4,844
Marsh & McLennan Cos., Inc.
2.38%, 12/15/2031	13,000	10,841
4.75%, 03/15/2039	6,000	5,693
Principal Life Global Funding II
5.10%, 01/25/2029*	20,000	19,946
Willis North America, Inc.
3.60%, 05/15/2024	20,000	19,940
		249,637
Internet — 0.4%
Gen Digital, Inc.
5.00%, 04/15/2025*	45,000	44,729
6.75%, 09/30/2027*	25,000	25,358
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	82,000	80,193
		150,280
Investment Companies — 0.2%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	75,000	68,831
New Mountain Finance Corp.
6.88%, 02/01/2029	10,000	9,895
		78,726
Machinery-Diversified — 0.2%
AGCO Corp.
5.45%, 03/21/2027	10,000	10,043
5.80%, 03/21/2034	25,000	25,312
Ingersoll Rand, Inc.
5.70%, 08/14/2033	5,000	5,129
Otis Worldwide Corp.
2.57%, 02/15/2030	25,000	21,983
Westinghouse Air Brake Technologies Corp.
5.61%, 03/11/2034	5,000	5,065
		67,532
Media — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	70,000	58,663
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	10,000	8,507
2.80%, 04/01/2031	10,000	8,194
3.50%, 03/01/2042	15,000	10,009
Security Description	Shares or Principal Amount	Value

Media (continued)
3.70%, 04/01/2051	$ 10,000	$ 6,184
3.85%, 04/01/2061	10,000	5,933
3.90%, 06/01/2052	25,000	15,899
4.80%, 03/01/2050	20,000	14,804
5.13%, 07/01/2049	8,000	6,199
5.75%, 04/01/2048	20,000	16,842
Comcast Corp.
2.89%, 11/01/2051	23,000	14,930
3.20%, 07/15/2036	6,000	4,929
3.25%, 11/01/2039	27,000	21,160
Cox Communications, Inc.
2.60%, 06/15/2031*	25,000	20,750
Discovery Communications LLC
3.63%, 05/15/2030	10,000	8,944
3.90%, 11/15/2024	35,000	34,582
4.00%, 09/15/2055	13,000	8,897
5.20%, 09/20/2047	10,000	8,402
5.30%, 05/15/2049	25,000	21,003
Paramount Global
4.38%, 03/15/2043	32,000	21,716
5.25%, 04/01/2044	15,000	11,154
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	25,000	22,872
4.13%, 07/01/2030*	45,000	39,338
Time Warner Cable LLC
4.50%, 09/15/2042	45,000	33,291
5.88%, 11/15/2040	30,000	25,987
		449,189
Mining — 0.2%
Glencore Funding LLC
5.37%, 04/04/2029*	15,000	15,030
5.63%, 04/04/2034*	30,000	30,080
6.38%, 10/06/2030*	30,000	31,659
Rio Tinto Alcan, Inc.
6.13%, 12/15/2033	15,000	16,126
		92,895
Oil & Gas — 1.6%
Apache Corp.
4.88%, 11/15/2027	30,000	29,145
BP Capital Markets America, Inc.
4.81%, 02/13/2033	30,000	29,607
4.89%, 09/11/2033	23,000	22,840
4.99%, 04/10/2034	15,000	14,980
BP Capital Markets PLC
6.45%, 12/01/2033(2)	25,000	25,890
Cenovus Energy, Inc.
2.65%, 01/15/2032	5,000	4,147
ConocoPhillips Co.
4.03%, 03/15/2062	20,000	15,850
5.05%, 09/15/2033	20,000	20,181
5.55%, 03/15/2054	10,000	10,306
5.70%, 09/15/2063	15,000	15,722
Diamondback Energy, Inc.
6.25%, 03/15/2033	10,000	10,661
Ecopetrol SA
4.63%, 11/02/2031	35,000	29,117
8.38%, 01/19/2036	45,000	45,424
8.63%, 01/19/2029	25,000	26,499
Energean Israel Finance, Ltd.
5.88%, 03/30/2031*	30,000	26,280
8.50%, 09/30/2033*	5,000	4,943

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Equinor ASA
3.63%, 04/06/2040	$ 20,000	$ 16,663
Hess Corp.
7.13%, 03/15/2033	18,000	20,371
7.30%, 08/15/2031	23,000	26,027
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	50,000	48,194
Ovintiv, Inc.
6.63%, 08/15/2037	5,000	5,220
7.38%, 11/01/2031	40,000	43,828
Patterson-UTI Energy, Inc.
5.15%, 11/15/2029	10,000	9,784
7.15%, 10/01/2033	20,000	21,501
Phillips 66 Co.
5.30%, 06/30/2033	25,000	25,155
Shell International Finance BV
2.88%, 11/26/2041	15,000	11,140
3.00%, 11/26/2051	2,000	1,366
3.25%, 04/06/2050	15,000	10,889
Viper Energy, Inc.
5.38%, 11/01/2027*	28,000	27,406
		599,136
Packaging & Containers — 0.3%
Ball Corp.
6.00%, 06/15/2029	85,000	85,807
Graphic Packaging International LLC
4.75%, 07/15/2027*	40,000	38,624
		124,431
Pharmaceuticals — 0.2%
AbbVie, Inc.
4.95%, 03/15/2031	10,000	10,071
5.40%, 03/15/2054	5,000	5,147
Bristol-Myers Squibb Co.
5.20%, 02/22/2034	10,000	10,153
5.55%, 02/22/2054	10,000	10,284
Cigna Group
5.00%, 05/15/2029	35,000	35,050
CVS Health Corp.
2.70%, 08/21/2040	15,000	10,414
4.13%, 04/01/2040	5,000	4,212
		85,331
Pipelines — 0.9%
Cheniere Energy Partners LP
4.50%, 10/01/2029	10,000	9,517
Cheniere Energy, Inc.
5.65%, 04/15/2034*	15,000	15,107
Columbia Pipelines Holding Co. LLC
5.68%, 01/15/2034*	15,000	14,901
6.04%, 08/15/2028*	25,000	25,546
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	15,000	15,390
6.04%, 11/15/2033*	20,000	20,721
6.54%, 11/15/2053*	10,000	10,834
Enbridge, Inc.
5.70%, 03/08/2033	43,000	44,039
Energy Transfer LP
6.05%, 12/01/2026	15,000	15,296
6.40%, 12/01/2030	60,000	63,334
EQM Midstream Partners LP
4.13%, 12/01/2026	35,000	33,655
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
ONEOK, Inc.
3.40%, 09/01/2029	$ 10,000	$ 9,212
6.10%, 11/15/2032	20,000	20,954
Targa Resources Corp.
6.15%, 03/01/2029	20,000	20,844
6.25%, 07/01/2052	5,000	5,190
Western Midstream Operating LP
4.75%, 08/15/2028	25,000	24,318
6.15%, 04/01/2033	15,000	15,380
		364,238
REITS — 0.5%
American Tower Corp.
1.45%, 09/15/2026	15,000	13,671
2.40%, 03/15/2025	5,000	4,847
3.80%, 08/15/2029	10,000	9,333
Crown Castle, Inc.
2.90%, 03/15/2027	15,000	14,030
4.30%, 02/15/2029	5,000	4,793
4.80%, 09/01/2028	33,000	32,356
5.00%, 01/11/2028	20,000	19,789
5.60%, 06/01/2029	10,000	10,134
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/2028	15,000	15,011
SBA Tower Trust
2.84%, 01/15/2050*	40,000	39,041
VICI Properties LP
4.95%, 02/15/2030	34,000	32,880
VICI Properties LP/VICI Note Co., Inc.
4.63%, 12/01/2029*	5,000	4,729
		200,614
Retail — 0.4%
AutoZone, Inc.
4.75%, 08/01/2032	14,000	13,582
6.55%, 11/01/2033	10,000	10,945
FirstCash, Inc.
4.63%, 09/01/2028*	55,000	51,767
5.63%, 01/01/2030*	40,000	38,011
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	20,000	19,546
		133,851
Semiconductors — 0.2%
Intel Corp.
3.05%, 08/12/2051	7,000	4,718
3.10%, 02/15/2060	5,000	3,175
5.15%, 02/21/2034	10,000	10,023
5.70%, 02/10/2053	2,000	2,068
5.90%, 02/10/2063	7,000	7,427
Marvell Technology, Inc.
2.45%, 04/15/2028	23,000	20,738
NXP BV/NXP Funding LLC
5.35%, 03/01/2026	15,000	15,004
5.55%, 12/01/2028	10,000	10,153
Qorvo, Inc.
3.38%, 04/01/2031*	20,000	17,200
		90,506
Software — 1.0%
Black Knight InfoServ LLC
3.63%, 09/01/2028*	59,000	55,755
Constellation Software, Inc.
5.46%, 02/16/2034*	5,000	5,033

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
Fair Isaac Corp.
4.00%, 06/15/2028*	$ 60,000	$ 56,043
MSCI, Inc.
3.63%, 11/01/2031*	20,000	17,357
Open Text Corp.
3.88%, 12/01/2029*	70,000	62,370
6.90%, 12/01/2027*	29,000	29,986
Oracle Corp.
2.30%, 03/25/2028	20,000	18,059
3.60%, 04/01/2040	6,000	4,730
3.85%, 04/01/2060	58,000	41,280
4.90%, 02/06/2033	26,000	25,455
SS&C Technologies, Inc.
5.50%, 09/30/2027*	65,000	63,554
		379,622
Telecommunications — 0.3%
AT&T, Inc.
3.65%, 09/15/2059	2,000	1,392
3.80%, 12/01/2057	25,000	18,101
4.50%, 05/15/2035	10,000	9,340
Cisco Systems, Inc.
4.95%, 02/26/2031	15,000	15,132
5.35%, 02/26/2064	10,000	10,249
Nokia Oyj
6.63%, 05/15/2039	15,000	14,619
T-Mobile USA, Inc.
2.05%, 02/15/2028	25,000	22,400
5.05%, 07/15/2033	15,000	14,837
5.75%, 01/15/2034	15,000	15,621
		121,691
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	35,000	34,380
4.00%, 07/15/2025*	10,000	9,793
5.35%, 03/30/2029*	5,000	5,003
5.75%, 05/24/2026*	20,000	20,145
6.05%, 08/01/2028*	5,000	5,144
		74,465
Total Corporate Bonds & Notes (cost $8,780,202)		8,475,867
ASSET BACKED SECURITIES — 5.4%
Auto Loan Receivables — 1.7%
American Credit Acceptance Receivables Trust
Series 2023-3, Class B 6.09%, 11/12/2027*	20,000	20,052
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class D 2.58%, 09/18/2025	32,536	32,484
ARI Fleet Lease Trust
Series 2023-A, Class A2 5.41%, 02/17/2032*	78,970	78,783
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class B 5.43%, 08/15/2028	20,000	19,983
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.65%, 05/15/2035*	77,307	77,389
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Citizens Auto Receivables Trust
Series 2024-1, Class A4 5.03%, 10/15/2030*	$ 20,000	$ 19,927
DT Auto Owner Trust
Series 2023-1A, Class B 5.19%, 10/16/2028*	15,000	14,907
Series 2023-2A, Class B 5.41%, 02/15/2029*	15,000	14,919
Exeter Automobile Receivables Trust
Series 2019-4A, Class D 2.58%, 09/15/2025*	14,134	14,055
Series 2020-1A, Class D 2.73%, 12/15/2025*	6,838	6,774
Series 2023-1A, Class B 5.72%, 04/15/2027	20,000	19,974
Series 2022-6A, Class B 6.03%, 08/16/2027	9,000	9,005
Series 2023-3A, Class B 6.11%, 09/15/2027	9,000	9,024
Flagship Credit Auto Trust
Series 2023-1, Class B 5.05%, 01/18/2028*	10,000	9,897
Series 2023-2, Class B 5.21%, 05/15/2028*	19,000	18,766
GM Financial Consumer Automobile Receivables Trust
Series 2024-1, Class B 5.16%, 08/16/2029	5,000	4,991
OneMain Direct Auto Receivables Trust
Series 2023-1A, Class A 5.41%, 11/14/2029*	100,000	100,103
Prestige Auto Receivables Trust
Series 2022-1A, Class B 6.55%, 07/17/2028*	30,000	30,118
Santander Drive Auto Receivables Trust
Series 2023-1, Class B 4.98%, 02/15/2028	15,000	14,897
Series 2023-3, Class B 5.61%, 07/17/2028	30,000	30,068
Series 2023-4, Class B 5.77%, 12/15/2028	30,000	30,209
SBNA Auto Lease Trust
Series 2024-A, Class A4 5.24%, 01/22/2029*	10,000	9,977
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B 5.71%, 01/22/2030*	15,000	15,153
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	20,242	20,034
Series 2023-1A, Class B 5.41%, 01/18/2028*	10,000	9,974
World Omni Auto Receivables Trust
Series 2023-A, Class B 5.03%, 05/15/2029	15,000	14,908
		646,371
Home Equity — 0.4%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 7.02%, (TSFR1M+1.69%), 10/25/2034	4,113	4,028

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Home Equity (continued)
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 5.54%, (TSFR1M+0.21%), 02/25/2037	$ 25,702	$ 12,021
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 5.94%, (TSFR1M+0.61%), 11/25/2036	146,282	137,768
		153,817
Other Asset Backed Securities — 3.3%
510 Asset Backed Trust
Series 2021-NPL2, Class A1 2.12%, 06/25/2061*(3)	41,300	40,084
Series 2021-NPL1, Class A1 2.24%, 06/25/2061*(3)	41,411	40,344
Aligned Data Centers Issuer LLC
Series 2023-1A, Class A2 6.00%, 08/17/2048*	45,000	44,989
BlueMountain CLO XXIV, Ltd. FRS
Series 2019-24A, Class AR 6.68%, (TSFR3M+1.36%), 04/20/2034*	250,000	250,021
CNH Equipment Trust
Series 2023-A, Class A4 4.77%, 10/15/2030	10,000	9,907
DLLAA LLC
Series 2023-1A, Class A3 5.64%, 02/22/2028*	15,000	15,148
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	48,625	43,248
Series 2019-1A, Class A2 3.67%, 10/25/2049*	48,000	44,146
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	56,850	55,303
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	99,390	96,137
Navient Private Education Refi Loan Trust
Series 2021-FA, Class A 1.11%, 02/18/2070*	65,166	55,639
Pretium Mtg. Credit Partners LLC
Series 2021-RN1, Class A1 1.99%, 02/25/2061*(3)	48,128	46,894
Series 2022-NPL1, Class A1 2.98%, 01/25/2052*(3)	55,910	54,336
Securitized Asset Backed Receivables LLC Trust FRS
Series 2007-BR5, Class A2A 5.57%, (TSFR1M+0.24%), 05/25/2037	49,981	36,992
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.90%, 07/25/2048*	40,000	39,860
Series 2024-1A, Class A2 5.90%, 03/25/2049*	25,000	25,072
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	25,000	23,306
Taco Bell Funding LLC
Series 2021-1A, Class A2II 2.29%, 08/25/2051*	105,127	91,298
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 6.71%, (TSFR3M+1.39%), 04/15/2034*	100,000	99,997
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
VOLT XCIV LLC
Series 2021-NPL3, Class A1 5.24%, 02/27/2051*(3)	$ 41,068	$ 40,128
VOLT XCIX LLC
Series 2021-NPL8, Class A1 5.12%, 04/25/2051*(3)	43,292	42,120
VOLT XCVII LLC
Series 2021-NPL6, Class A1 5.24%, 04/25/2051*(3)	44,301	43,444
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	46,872	44,229
		1,282,642
Total Asset Backed Securities (cost $2,054,163)		2,082,830
COLLATERALIZED MORTGAGE OBLIGATIONS — 10.8%
Commercial and Residential — 8.3%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	120,000	115,609
Angel Oak Mtg. Trust VRS
Series 2020-R1, Class A1 0.99%, 04/25/2053*(1)	11,378	10,411
Series 2021-2, Class A1 0.99%, 04/25/2066*(1)	19,351	15,988
Series 2021-3, Class A1 1.07%, 05/25/2066*(1)	35,363	29,719
Series 2020-3, Class A1 1.69%, 04/25/2065*(1)	20,821	19,064
Series 2021-8, Class A1 1.82%, 11/25/2066*(1)	33,630	28,922
BANK VRS
Series 2017-BNK8, Class XA 0.71%, 11/15/2050(1)(4)	810,173	16,883
Series 2019-BN20, Class XA 0.81%, 09/15/2062(1)(4)	891,445	31,629
BBCMS Mtg. Trust
Series 2024-C24, Class A5 5.42%, 02/15/2057	20,000	20,573
BBCMS Mtg. Trust VRS
Series 2022-C18, Class A4 5.44%, 12/15/2055(1)	20,000	20,571
Series 2022-C18, Class A5 5.71%, 12/15/2055(1)	10,000	10,460
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 5.17%, 02/25/2036(1)	27,858	24,367
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.46%, 07/15/2051(1)(4)	326,266	4,603
Series 2018-B1, Class XA 0.52%, 01/15/2051(1)(4)	143,835	2,222
Series 2018-B8, Class XA 0.62%, 01/15/2052(1)(4)	897,618	19,811
Series 2019-B10, Class XA 1.19%, 03/15/2062(1)(4)	281,801	14,052
Series 2020-B22, Class XA 1.51%, 01/15/2054(1)(4)	162,794	12,546
Series 2020-B18, Class XA 1.78%, 07/15/2053(1)(4)	96,841	6,043

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
BX Trust FRS
Series 2024-PAT, Class B 8.29%, (TSFR1M+3.04%), 03/15/2026*	$ 10,000	$ 9,994
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 5.39%, (H15T1Y+2.4%), 03/25/2036	13,178	12,053
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(1)	31,735	25,885
Series 2021-3, Class A1 0.96%, 09/27/2066*(1)	70,091	56,228
Series 2021-HX1, Class A1 1.11%, 10/25/2066*(1)	67,767	56,051
Commercial Mtg. Trust
Series 2015-LC19, Class A4 3.18%, 02/10/2048	125,105	122,533
Series 2014-CR21, Class A3 3.53%, 12/10/2047	127,723	125,048
Series 2014-CR17, Class A5 3.98%, 05/10/2047	40,766	40,682
Series 2013-300P, Class A1 4.35%, 08/10/2030*	195,000	183,353
Connecticut Avenue Securities Trust FRS
Series 2024-R02, Class 1M2 7.12%, (SOFR30A+1.80%), 02/25/2044*	10,000	10,034
Series 2019-HRP1, Class M2 7.58%, (SOFR30A+2.26%), 11/25/2039*	5,794	5,836
Series 2024-R02, Class 1B1 7.82%, (SOFR30A+2.50%), 02/25/2044*	10,000	10,062
Series 2023-R06, Class 1M2 8.02%, (SOFR30A+2.70%), 07/25/2043*	35,000	36,220
Series 2021-R01, Class 1B1 8.42%, (SOFR30A+3.10%), 10/25/2041*	56,600	58,225
Series 2023-R05, Class 1M2 8.42%, (SOFR30A+3.10%), 06/25/2043*	18,000	18,902
Series 2022-R01, Class 1B1 8.47%, (SOFR30A+3.15%), 12/25/2041*	59,000	60,613
Series 2017-C01, Class 1M2 8.98%, (SOFR30A+3.66%), 07/25/2029	11,805	12,233
Series 2016-C07, Class 2M2 9.78%, (SOFR30A+4.46%), 05/25/2029	20,374	21,438
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	19,226	9,279
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class ASB 2.96%, 01/15/2049	33,903	33,134
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.71%, 06/15/2057(1)(4)	991,376	3,947
CSMC Trust VRS
Series 2021-NQM4, Class A1 1.10%, 05/25/2066*(1)	46,735	38,177
Series 2022-NQM1, Class A1 2.27%, 11/25/2066*(1)	84,843	74,004
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(1)	23,973	21,592
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	125,000	117,397
Series 2016-C1, Class ASB 3.04%, 05/10/2049	33,996	33,166
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.70%, 09/15/2053(1)(4)	$ 99,741	$ 5,386
DC Trust VRS
Series 2024-HLTN, Class A 5.73%, 04/13/2028*(1)	10,000	10,020
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 6.74%, 05/25/2035(1)	19,378	17,396
GCAT Trust VRS
Series 2021-NQM2, Class A1 1.04%, 05/25/2066*(1)	50,783	41,713
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	125,000	92,753
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	30,445	29,888
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.31%, 07/10/2051(1)(4)	1,170,465	15,227
GS Mtg. Securities Trust VRS
Series 2020-GC45, Class XA 0.66%, 02/13/2053(1)(4)	983,861	27,364
GSR Mtg. Loan Trust VRS
Series 2007-AR1, Class 2A1 4.31%, 03/25/2047(1)	10,148	6,275
Series 2006-AR2, Class 3A1 5.89%, 04/25/2036(1)	3,137	1,900
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 5.98%, (TSFR1M+0.38%), 05/25/2035	15,864	14,425
Imperial Fund Mtg. Trust
Series 2022-NQM2, Class A1 3.64%, 03/25/2067*(3)	85,197	78,921
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	25,000	21,273
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A2, Class A2 5.45%, 02/25/2035(1)	4,863	4,567
Series 2005-A1, Class 2A1 5.82%, 12/25/2034(1)	4,546	4,385
MFA Trust VRS
Series 2021-NQM2, Class A1 1.03%, 11/25/2064*(1)	45,222	38,873
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(1)	23,438	21,296
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 0.95%, 12/15/2047(1)(4)	184,661	286
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.30%, 06/15/2050(1)(4)	101,004	2,569
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	19,952	7,141
MortgageIT Trust FRS
Series 2005-4, Class A1 6.00%, (TSFR1M+0.67%), 10/25/2035	18,361	17,766

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
New Residential Mtg. Loan Trust FRS
Series 2017-5A, Class A1 6.94%, (TSFR1M+1.61%), 06/25/2057*	$ 19,838	$ 19,840
New Residential Mtg. Loan Trust VRS
Series 2019-NQM4, Class A1 2.49%, 09/25/2059*(1)	13,743	12,654
Series 2016-2A, Class A1 3.75%, 11/26/2035*(1)	23,050	21,550
Series 2016-4A, Class A1 3.75%, 11/25/2056*(1)	22,877	21,227
Series 2017-4A, Class A1 4.00%, 05/25/2057*(1)	21,743	20,514
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(1)	65,564	54,154
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.25%, 07/25/2043*(1)	7,061	6,216
OBX Trust VRS
Series 2022-NQM1, Class A1 2.31%, 11/25/2061*(1)	76,627	65,716
PRPM LLC
Series 2021-5, Class A1 1.79%, 06/25/2026*(3)	69,042	67,509
Series 2021-3, Class A1 1.87%, 04/25/2026*(3)	46,141	45,342
Series 2021-4, Class A1 1.87%, 04/25/2026*(3)	61,225	59,710
Series 2021-9, Class A1 2.36%, 10/25/2026*(3)	59,098	57,590
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	95,000	86,813
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(1)	48,014	38,511
Starwood Mtg. Residential Trust VRS
Series 2021-3, Class A1 1.13%, 06/25/2056*(1)	50,128	40,655
Series 2021-6, Class A1 1.92%, 11/25/2066*(1)	76,019	63,489
Toorak Mtg. Corp., Ltd.
Series 2021-1, Class A1 3.24%, 06/25/2024*(3)	45,417	44,937
Towd Point Mtg. Trust VRS
Series 2017-6, Class A1 2.75%, 10/25/2057*(1)	25,776	24,838
Series 2021-R1, Class A1 2.92%, 11/30/2060*(1)	88,523	75,290
Tyson Corner Mtg. Trust VRS
Series 2023-CRNR, Class A 6.58%, 12/10/2033*(1)	50,000	52,252
Verus Securitization Trust VRS
Series 2021-R2, Class A1 0.92%, 02/25/2064*(1)	29,016	25,657
Series 2021-7, Class A1 1.83%, 10/25/2066*(1)	72,719	62,921
Wells Fargo Commercial Mtg. Trust
Series 2014-LC16, Class A5 3.82%, 08/15/2050	54,550	54,192
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 0.87%, 09/15/2057(1)(4)	$ 521,888	$ 5,155
Series 2015-NXS1, Class D 4.14%, 05/15/2048(1)	10,000	8,594
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 6.37%, 10/25/2036(1)	7,197	6,286
WF-RBS Commercial Mtg. Trust
Series 2014-C20, Class A5 4.00%, 05/15/2047	83,766	83,494
		3,184,089
U.S. Government Agency — 2.5%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	79,000	75,521
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.48%, 01/25/2034(1)(4)	198,837	6,576
Series K064, Class X1 0.60%, 03/25/2027(1)(4)	336,612	4,947
Series K124, Class X1 0.72%, 12/25/2030(1)(4)	288,496	11,090
Series K122, Class X1 0.88%, 11/25/2030(1)(4)	99,016	4,478
Series K121, Class X1 1.02%, 10/25/2030(1)(4)	121,951	6,235
Series K104, Class X1 1.12%, 01/25/2030(1)(4)	185,726	9,503
Series K114, Class X1 1.12%, 06/25/2030(1)(4)	228,392	12,688
Series K111, Class X1 1.57%, 05/25/2030(1)(4)	99,126	7,508
Federal Home Loan Mtg. Corp. REMIC
Series 4216, Class KQ 1.70%, 10/15/2039	2,991	2,945
Series 3964, Class MD 2.00%, 01/15/2041	452	439
Series 5170, Class DP 2.00%, 07/25/2050	45,169	38,072
Series 4961, Class JB 2.50%, 12/15/2042	24,805	22,354
Series 3883, Class PB 3.00%, 05/15/2041	7,616	7,139
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	16,457	14,812
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2021-DNA7, Class B1 8.97%, (SOFR30A+3.65%), 11/25/2041*	25,000	26,030
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Debt Notes FRS
Series 2023-DNA2, Class M1B 8.57%, (SOFR30A+3.25%), 04/25/2043*	15,000	15,723
Series 2022-HQA2, Class M1B 9.32%, (SOFR30A+4.00%), 07/25/2042*	20,000	21,261
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA3, Class M1B 8.22%, (SOFR30A+2.90%), 04/25/2042*	20,000	20,676

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2021-HQA3, Class B1 8.67%, (SOFR30A+3.35%), 09/25/2041*	$ 60,000	$ 61,798
Series 2022-DNA4, Class M1B 8.67%, (SOFR30A+3.35%), 05/25/2042*	30,000	31,339
Series 2023-HQA2, Class M1B 8.67%, (SOFR30A+3.35%), 06/25/2043*	60,000	63,471
Series 2021-DNA6, Class B1 8.72%, (SOFR30A+3.40%), 10/25/2041*	60,000	62,081
Series 2022-HQA1, Class M1B 8.82%, (SOFR30A+3.50%), 03/25/2042*	10,000	10,425
Series 2023-HQA1, Class M1B 8.82%, (SOFR30A+3.50%), 05/25/2043*	50,000	52,756
Series 2022-HQA3, Class M1B 8.87%, (SOFR30A+3.55%), 08/25/2042*	10,000	10,490
Series 2022-DNA6, Class M1B 9.02%, (SOFR30A+3.70%), 09/25/2042*	20,000	21,199
Series 2022-DNA5, Class M1B 9.82%, (SOFR30A+4.50%), 06/25/2042*	35,000	37,848
Federal National Mtg. Assoc.
Series 415, Class A3 STRIPS 3.00%, 11/25/2042	14,118	12,820
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	5,023	4,863
Series 2011-117, Class MA 2.00%, 08/25/2040	332	326
Series 2012-21, Class PQ 2.00%, 09/25/2041	4,457	4,078
Series 2012-18, Class GA 2.00%, 12/25/2041	8,171	7,412
Series 2016-11, Class GA 2.50%, 03/25/2046	12,238	11,040
Series 2019-54, Class KC 2.50%, 09/25/2049	43,418	39,311
Series 2015-48, Class QB 3.00%, 02/25/2043	8,618	8,261
Series 2016-38, Class NA 3.00%, 01/25/2046	6,033	5,487
Series 2017-16, Class PB 3.00%, 03/25/2047	30,000	25,018
Series 2017-34, Class JK 3.00%, 05/25/2047	4,514	4,320
Series 2019-45, Class PT 3.00%, 08/25/2049	17,554	15,604
Series 2012-52, Class PA 3.50%, 05/25/2042	7,285	6,871
Series 2017-26, Class CG 3.50%, 07/25/2044	6,148	5,968
Series 2018-23, Class LA 3.50%, 04/25/2048	16,904	15,690
Series 2019-14, Class CA 3.50%, 04/25/2049	17,995	16,948
Series 2017-35, Class AH 3.50%, 04/25/2053	7,072	6,897
Series 2017-84, Class KA 3.50%, 04/25/2053	8,655	8,354
Series 2018-70, Class HA 3.50%, 10/25/2056	11,570	11,095
Series 2019-12, Class HA 3.50%, 11/25/2057	17,453	16,375
Series 2017-49, Class JA 4.00%, 07/25/2053	7,144	6,982
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2022-90, Class AY 4.50%, 12/25/2041	$ 70,000	$ 66,116
Government National Mtg. Assoc. REMIC
Series 2013-37, Class LG 2.00%, 01/20/2042	7,230	6,842
Series 2005-74, Class HA 7.50%, 09/16/2035	1	1
Series 2005-74, Class HB 7.50%, 09/16/2035	800	812
		966,895
Total Collateralized Mortgage Obligations (cost $4,621,044)		4,150,984
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 38.2%
U.S. Government — 11.0%
United States Treasury Bonds
2.25%, 08/15/2046	175,000	119,772
2.50%, 02/15/2045(5)	363,000	265,430
2.88%, 08/15/2045	400,000	311,359
3.00%, 11/15/2045 to 08/15/2052	685,000	535,054
3.13%, 08/15/2044	505,000	413,587
3.38%, 08/15/2042 to 11/15/2048	800,000	674,289
3.38%, 05/15/2044(6)	495,000	422,394
3.63%, 08/15/2043	295,000	262,400
4.13%, 08/15/2053	215,000	206,635
United States Treasury Bonds TIPS
0.13%, 02/15/2052(7)	27,693	16,285
0.25%, 02/15/2050(7)	287,859	181,648
1.38%, 07/15/2033(7)	10,153	9,744
United States Treasury Notes
4.00%, 02/15/2034	395,000	388,458
4.50%, 11/15/2033	40,000	40,888
United States Treasury Notes TIPS
0.25%, 07/15/2029(7)	349,598	322,339
1.75%, 01/15/2034(7)	80,253	79,225
		4,249,507
U.S. Government Agency — 27.2%
Federal Home Loan Mtg. Corp.
2.00%, 03/01/2051	354,361	280,953
2.50%, 01/01/2028 to 12/01/2051	301,089	249,788
3.00%, 08/01/2027	5,235	5,037
3.50%, 03/01/2042 to 09/01/2043	32,061	29,501
4.00%, 09/01/2040 to 10/01/2043	19,643	18,634
4.50%, 01/01/2039 to 08/01/2052	322,042	306,750
5.00%, 05/01/2034 to 10/01/2052	576,936	563,576
5.50%, 05/01/2037 to 06/01/2037	2,818	2,880
6.50%, 05/01/2029 to 07/01/2035	1,028	1,056
Federal Home Loan Mtg. Corp. FRS
5.74%, (RFUCCT6M+1.49%), 02/01/2037	401	403
Federal National Mtg. Assoc.
2.00%, 04/01/2051 to 05/01/2051	1,059,858	843,451
2.50%, 04/01/2028 to 08/01/2052	381,170	319,773
2.66%, 03/01/2027	379,274	357,424
3.00%, 10/01/2027 to 06/01/2052	334,574	290,111
3.50%, 08/01/2043	50,914	47,087
4.00%, 11/01/2025	233	230
4.50%, 01/01/2039 to 12/01/2052	259,831	247,861
5.00%, 05/01/2035 to 09/01/2052	239,311	233,806
5.50%, 12/01/2029 to 06/01/2038	18,077	18,343
6.00%, 06/01/2026 to 05/01/2034	23,293	23,746
6.50%, 06/01/2035 to 10/01/2037	11,522	11,948
7.00%, 06/01/2037	3,391	3,515

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mtg. Assoc. FRS
5.63%, (RFUCCT1Y+1.57%), 05/01/2037		$ 744	$ 762
6.07%, (RFUCCT1Y+1.82%), 10/01/2040		821	846
Government National Mtg. Assoc.
2.00%, 12/20/2050		73,264	60,082
2.50%, 07/20/2051		422,341	360,005
3.00%, 04/20/2051 to 05/20/2051		248,038	219,250
3.00%, April 30 TBA		450,000	396,798
3.50%, April 30 TBA		660,000	600,519
4.00%, 09/15/2040 to 11/15/2040		22,615	21,526
4.00%, April 30 TBA		125,000	116,961
4.50%, 02/15/2039 to 08/15/2041		35,729	35,006
5.50%, 05/15/2036		2,003	2,053
6.00%, 09/15/2032 to 12/15/2033		13,283	13,724
7.00%, 07/15/2033 to 11/15/2033		3,722	3,822
Uniform Mtg. Backed Securities
1.50%, April 15 TBA		200,000	173,186
2.00%, April 15 TBA		200,000	177,209
2.00%, April 30 TBA		225,000	177,972
4.00%, April 30 TBA		465,000	430,591
4.50%, April 30 TBA		344,000	327,564
5.00%, April 30 TBA		200,000	195,133
5.50%, April 30 TBA		770,000	766,178
6.00%, April 30 TBA		1,785,000	1,801,251
6.00%, May 30 TBA		765,000	771,815
			10,508,126
Total U.S. Government & Agency Obligations (cost $15,741,210)			14,757,633
FOREIGN GOVERNMENT OBLIGATIONS — 1.7%
Sovereign — 1.7%
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	593,000	116,535
Government of Hungary
1.63%, 04/28/2032	EUR	80,000	70,524
Government of Macedonia
3.68%, 06/03/2026*	EUR	100,000	104,480
Government of Romania
2.63%, 12/02/2040*	EUR	70,000	51,451
2.75%, 04/14/2041	EUR	60,000	44,114
5.88%, 01/30/2029*		24,000	23,977
6.38%, 01/30/2034*		18,000	18,233
Republic of Indonesia
1.10%, 03/12/2033	EUR	100,000	85,457
Republic of Philippines
1.75%, 04/28/2041	EUR	100,000	75,625
United Mexican States
4.75%, 03/08/2044		70,000	58,262
6.05%, 01/11/2040		6,000	5,922
Total Foreign Government Obligations (cost $809,538)			654,580
MUNICIPAL SECURITIES — 1.1%
Chicago Board of Education General Obligation Bonds
6.14%, 12/01/2039		15,000	14,075
6.32%, 11/01/2029		30,000	29,797
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040		10,000	8,633
Security Description	Shares or Principal Amount	Value

County of Riverside, CA Revenue Bonds
3.07%, 02/15/2028	$ 80,000	$ 75,724
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025	75,000	71,503
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045	35,000	36,026
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057	14,000	16,126
New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035	70,000	67,885
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028	65,000	69,792
State of California General Obligation Bonds
7.30%, 10/01/2039	10,000	11,762
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035	30,000	30,262
Total Municipal Securities (cost $449,717)		431,585
COMMON STOCKS — 31.4%
Advertising — 1.8%
Trade Desk, Inc., Class A†	8,157	713,085
Auto Manufacturers — 1.5%
Tesla, Inc.†	3,260	573,075
Biotechnology — 2.3%
Illumina, Inc.†	1,385	190,188
Roivant Sciences, Ltd.†	11,731	123,645
Royalty Pharma PLC, Class A	19,445	590,545
		904,378
Commercial Services — 1.7%
Adyen NV*†	359	607,298
Block, Inc.†	778	65,803
		673,101
Computers — 0.5%
Crowdstrike Holdings, Inc., Class A†	566	181,454
Diversified Financial Services — 0.6%
Intercontinental Exchange, Inc.	1,763	242,289
Healthcare-Products — 0.5%
Danaher Corp.	790	197,279
Internet — 11.3%
Airbnb, Inc., Class A†	3,612	595,835
Amazon.com, Inc.†	1,821	328,472
Chewy, Inc., Class A†	4,177	66,456
DoorDash, Inc., Class A†	8,493	1,169,656
MercadoLibre, Inc.†	209	316,000
Meta Platforms, Inc., Class A	129	62,640
Shopify, Inc., Class A†	11,503	887,686
Uber Technologies, Inc.†	12,221	940,895
		4,367,640
REITS — 0.5%
American Tower Corp.	907	179,214

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail — 0.7%
Floor & Decor Holdings, Inc., Class A†	1,958	$ 253,796
Software — 9.5%
BILL Holdings, Inc.†	3,086	212,070
Cloudflare, Inc., Class A†	11,618	1,124,971
MicroStrategy, Inc., Class A†	274	467,049
Procore Technologies, Inc.†	2,297	188,745
ROBLOX Corp., Class A†	13,930	531,847
Snowflake, Inc., Class A†	4,492	725,907
Veeva Systems, Inc., Class A†	966	223,813
ZoomInfo Technologies, Inc.†	11,383	182,469
		3,656,871
Transportation — 0.5%
Union Pacific Corp.	758	186,415
Total Common Stocks (cost $9,149,267)		12,128,597
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	19,000	19
PURCHASED OPTIONS† — 0.1%
Purchased Options - Calls — 0.1%
Over the Counter call option on the USD vs. CNY (Expiration Date: 01/06/2025; Strike Price CNY 7.69; Counterparty: Goldman Sachs International)	2,975,755	10,368
Over the Counter call option on the USD vs. CNY (Expiration Date: 03/25/2025; Strike Price CNY 7.78; Counterparty: JPMorgan Chase Bank, N.A.)	2,982,568	11,653
Over the Counter call option on the USD vs. CNY (Expiration Date: 05/24/2024; Strike Price: CNY 7.57; Counterparty: Standard Chartered Bank)	2,958,250	603
Over the Counter call option on the USD vs. CNY (Expiration Date: 08/12/2024; Strike Price: CNY 7.79; Counterparty: JPMorgan Chase Bank, N.A.)	2,832,555	1,068
Total Purchased Options (cost $48,164)		23,692
Total Long-Term Investment Securities (cost $41,653,305)		42,705,787
REPURCHASE AGREEMENTS — 4.5%
Bank of America Securities LLC Joint Repurchase Agreement(8)	345,000	345,000
Barclays Capital, Inc. Joint Repurchase Agreement(8)	360,000	360,000
BNP Paribas SA Joint Repurchase Agreement(8)	345,000	345,000
Deutsche Bank AG Joint Repurchase Agreement(8)	345,000	345,000
Security Description	Shares or Principal Amount	Value

RBS Securities, Inc. Joint Repurchase Agreement(8)	345,000	$ 345,000
Total Repurchase Agreements (cost $1,740,000)		1,740,000
TOTAL INVESTMENTS (cost $43,393,305)(9)	115.1%	44,445,787
Other assets less liabilities	(15.1)	(5,824,760)
NET ASSETS	100.0%	$38,621,027
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Income/Equity Portfolio has no right to demand registration of these securities. At March 31, 2024, the aggregate value of these securities was $7,429,373 representing 19.2% of net assets.
†	Non-income producing security
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2024.
(4)	Interest Only
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(7)	Principal amount of security is adjusted for inflation.
(8)	See Note 2 for details of Joint Repurchase Agreements.
(9)	See Note 4 for cost of investments on a tax basis.
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
BRL—Brazilian Real
CNY—Chinese Yuan
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at March 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	85,000	USD	Fixed 2.880%	12-Month SOFR	Annual	Annual	Mar 2053	$ 938	$ 10,440	$ 11,378
Centrally Cleared	155,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	484	17,812	18,296
Centrally Cleared	200,000	USD	Fixed 3.590	12-Month SOFR	Annual	Annual	Sep 2053	844	675	1,519
								$2,266	$28,927	$31,193
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
10	Long	U.S. Treasury 10 Year Notes	June 2024	$1,106,785	$1,107,968	$1,183
3	Long	U.S. Treasury 5 Year Notes	June 2024	320,039	321,047	1,008
3	Long	U.S. Treasury Ultra 10 Year Notes	June 2024	341,813	343,829	2,016
6	Short	U.S. Treasury 2 Year Notes	June 2024	1,231,188	1,226,907	4,281
						$8,488
						Unrealized (Depreciation)
1	Short	Euro Buxl 30 Year Bonds	June 2024	$143,444	$146,508	$ (3,064)
1	Short	Euro-BUND	June 2024	142,732	143,897	(1,165)
3	Short	Long Gilt	June 2024	376,398	378,417	(2,019)
2	Short	U.S. Treasury Long Bonds	June 2024	238,156	240,875	(2,719)
3	Short	U.S. Treasury Ultra Bonds	June 2024	383,222	387,000	(3,778)
						$(12,745)
		Net Unrealized Appreciation (Depreciation)				$ (4,257)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
BNP Paribas SA	EUR	427,000	USD	470,008	06/20/2024	$ 7,885	$ —
Goldman Sachs International	BRL	568,000	USD	112,692	06/20/2024	279	—
Natwest Markets PLC	USD	27,472	EUR	25,000	06/18/2024	—	(418)
Unrealized Appreciation (Depreciation)						$ 8,164	$ (418)
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$ 8,475,867	$—	$ 8,475,867
Asset Backed Securities	—	2,082,830	—	2,082,830
Collateralized Mortgage Obligations	—	4,150,984	—	4,150,984
U.S. Government & Agency Obligations	—	14,757,633	—	14,757,633
Foreign Government Obligations	—	654,580	—	654,580
Municipal Securities	—	431,585	—	431,585
Common Stocks	12,128,597	—	—	12,128,597
Escrows and Litigation Trusts	—	19	—	19
Purchased Options	—	23,692	—	23,692
Repurchase Agreements	—	1,740,000	—	1,740,000
Total Investments at Value	$12,128,597	$32,317,190	$—	$44,445,787
Other Financial Instruments:†
Swaps	$ —	$ 28,927	$—	$ 28,927
Futures Contracts	8,488	—	—	8,488
Forward Foreign Currency Contracts	—	8,164	—	8,164
Total Other Financial Instruments	$ 8,488	$ 37,091	$—	$ 45,579
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 12,745	$ —	$—	$ 12,745
Forward Foreign Currency Contracts	—	418	—	418
Total Other Financial Instruments	$ 12,745	$ 418	$—	$ 13,163
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO PROFILE — March 31, 2024— (unaudited)

Industry Allocation*
Banks	11.3%
Pharmaceuticals	9.7
Semiconductors	7.2
Insurance	6.1
Oil & Gas	4.0
Auto Manufacturers	3.5
Food	3.2
Healthcare-Products	2.9
Commercial Services	2.7
Mining	2.7
Retail	2.6
Cosmetics/Personal Care	2.5
Chemicals	2.4
Telecommunications	2.4
Machinery-Construction & Mining	2.3
Software	2.2
Machinery-Diversified	2.2
Auto Parts & Equipment	2.0
Electric	1.9
Electrical Components & Equipment	1.8
Miscellaneous Manufacturing	1.7
Distribution/Wholesale	1.7
Aerospace/Defense	1.6
Internet	1.5
Beverages	1.3
Diversified Financial Services	1.3
Apparel	1.3
Electronics	1.2
Home Furnishings	1.2
Building Materials	1.1
Real Estate	0.8
Healthcare-Services	0.7
Computers	0.6
Energy-Alternate Sources	0.5
Biotechnology	0.5
Home Builders	0.5
Private Equity	0.5
REITS	0.4
Transportation	0.4
Household Products/Wares	0.4
Food Service	0.4
Hand/Machine Tools	0.4
Agriculture	0.4
Entertainment	0.4
Engineering & Construction	0.3
Media	0.3
Toys/Games/Hobbies	0.3
Advertising	0.3
Packaging & Containers	0.3
Lodging	0.2
Leisure Time	0.2
Iron/Steel	0.2
Investment Companies	0.1
Gas	0.1
Short-Term Investments	0.1
Office/Business Equipment	0.1
Water	0.1
Unaffiliated Investment Companies	0.1
Repurchase Agreements	0.1
99.2%
Country Allocation*
Japan	22.4%
United Kingdom	15.0

France	10.3%
Germany	9.3
Switzerland	7.7
Netherlands	5.7
Australia	4.1
Denmark	3.3
Sweden	2.4
Spain	1.9
Italy	1.7
Canada	1.7
United States	1.7
Norway	1.5
Hong Kong	1.5
South Korea	1.3
Taiwan	1.0
Singapore	0.9
Belgium	0.8
Finland	0.7
Jersey	0.7
Ireland	0.7
Luxembourg	0.6
Cayman Islands	0.6
Austria	0.5
Portugal	0.3
Israel	0.2
China	0.2
Indonesia	0.2
India	0.2
New Zealand	0.1
99.2%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.9%
Australia — 4.1%
Ampol, Ltd.	1,401	$ 36,327
ANZ Group Holdings, Ltd.	40,505	776,015
APA Group	7,541	41,328
Aristocrat Leisure, Ltd.	3,405	95,411
ASX, Ltd.	1,138	49,256
Aurizon Holdings, Ltd.	10,820	28,203
BHP Group, Ltd. (ASX)	43,196	1,246,142
BHP Group, Ltd. (LSE)	19,658	564,458
BlueScope Steel, Ltd.	2,621	40,735
Brambles, Ltd.	8,180	86,088
CAR Group, Ltd.	2,105	49,492
Challenger, Ltd.	37,395	173,260
Cochlear, Ltd.	385	84,679
Coles Group, Ltd.	7,867	86,843
Commonwealth Bank of Australia	9,844	771,962
Computershare, Ltd.	3,164	53,834
CSL, Ltd.	2,840	532,850
Dexus	6,322	32,587
Endeavour Group, Ltd.	8,422	30,240
Fortescue, Ltd.	9,954	166,704
Goodman Group	10,047	221,358
GPT Group	11,260	33,533
IDP Education, Ltd.	1,554	18,147
IGO, Ltd.	50,068	230,672
Insurance Australia Group, Ltd.	14,116	58,872
Lottery Corp., Ltd.	13,083	43,907
Macquarie Group, Ltd.	5,776	751,657
Medibank Private, Ltd.	16,188	39,664
Mineral Resources, Ltd.	1,033	47,706
Mirvac Group	23,194	35,670
National Australia Bank, Ltd.	18,336	413,901
Northern Star Resources, Ltd.	6,755	63,695
Orica, Ltd.	2,833	33,710
Origin Energy, Ltd.	10,126	60,707
Pilbara Minerals, Ltd.	165,352	412,689
Qantas Airways, Ltd.†	4,967	17,640
QBE Insurance Group, Ltd.	8,781	103,742
Ramsay Health Care, Ltd.	1,079	39,734
REA Group, Ltd.	311	37,588
Reece, Ltd.	1,329	24,336
Rio Tinto, Ltd.	20,936	1,661,165
Santos, Ltd.	19,090	96,410
Scentre Group	286,184	632,207
SEEK, Ltd.	2,094	34,182
Seven Group Holdings, Ltd.	962	25,558
Sonic Healthcare, Ltd.	2,663	51,036
South32, Ltd.	155,408	303,815
Stockland	14,032	44,348
Suncorp Group, Ltd.	7,467	79,703
Telstra Group, Ltd.	23,771	59,793
Transurban Group	18,153	157,568
Treasury Wine Estates, Ltd.	4,770	38,699
Vicinity, Ltd.	22,744	31,569
Washington H. Soul Pattinson & Co., Ltd.	1,379	30,203
Wesfarmers, Ltd.	6,670	297,301
Westpac Banking Corp.	20,582	350,060
WiseTech Global, Ltd.	980	59,998
Woodside Energy Group, Ltd.	11,161	221,829
Woolworths Group, Ltd.	7,180	155,197
Worley, Ltd.	46,549	508,089
		12,474,072
Security Description	Shares or Principal Amount	Value

Austria — 0.5%
Erste Group Bank AG	29,438	$ 1,311,654
OMV AG	866	40,978
Verbund AG	400	29,237
voestalpine AG	682	19,130
		1,400,999
Belgium — 0.8%
Ageas SA	939	43,480
Anheuser-Busch InBev SA NV	5,106	311,016
D'ieteren Group	126	27,948
Elia Group SA	173	18,664
Groupe Bruxelles Lambert NV	517	39,077
KBC Group NV	1,472	110,244
Lotus Bakeries NV	2	19,311
Sofina SA	91	20,420
Syensqo SA†	436	41,290
UCB SA	11,624	1,434,639
Umicore SA	14,340	309,337
Warehouses De Pauw CVA	1,032	29,460
		2,404,886
Bermuda — 0.0%
Aegon, Ltd.	8,534	52,019
CK Infrastructure Holdings, Ltd.	3,500	20,481
Hongkong Land Holdings, Ltd.	6,500	19,955
Jardine Matheson Holdings, Ltd.	903	33,682
		126,137
Canada — 1.7%
Brookfield Corp.	13,723	574,227
Definity Financial Corp.	7,922	252,302
Element Fleet Management Corp.	48,796	788,560
Magna International, Inc.	10,357	564,249
National Bank of Canada	11,737	988,315
Nutrien, Ltd.	10,838	588,807
Sun Life Financial, Inc.	13,327	727,178
Toronto-Dominion Bank	9,714	586,261
		5,069,899
Cayman Islands — 0.6%
Alibaba Group Holding, Ltd. ADR	1,907	137,991
CK Asset Holdings, Ltd.	11,360	46,735
CK Hutchison Holdings, Ltd.	15,860	76,596
ESR Group, Ltd.*	10,000	10,694
Futu Holdings, Ltd. ADR†	323	17,490
Grab Holdings, Ltd., Class A†	11,194	35,149
HKT Trust & HKT, Ltd.	22,000	25,663
NU Holdings, Ltd., Class A†	45,443	542,135
Sands China, Ltd.†	14,400	40,568
Sea, Ltd. ADR†	2,144	115,154
SITC International Holdings Co., Ltd.	8,000	14,616
Tencent Holdings, Ltd.	12,600	489,067
WH Group, Ltd.*	49,000	32,304
Wharf Real Estate Investment Co., Ltd.	10,000	32,516
XP, Inc., Class A	9,281	238,151
		1,854,829
China — 0.2%
BYD Co., Ltd.	14,500	373,481
Contemporary Amperex Technology Co., Ltd., Class A	9,900	260,477
Ping An Insurance Group Co. of China, Ltd.	24,500	103,454
		737,412

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark — 3.3%
AP Moller-Maersk A/S, Series A	18	$ 23,003
AP Moller-Maersk A/S, Series B	24	31,205
Carlsberg A/S, Class B	579	79,331
Coloplast A/S, Class B	741	100,285
Danske Bank A/S	4,054	121,494
Demant A/S†	592	29,514
DSV A/S	1,030	167,360
Genmab A/S†	1,470	439,811
Novo Nordisk A/S, Class B	56,102	7,186,437
Novozymes A/S, Class B	2,193	128,708
Orsted A/S*†	1,112	62,608
Pandora A/S	497	80,277
ROCKWOOL A/S, Class B	54	17,823
Tryg A/S	2,052	42,241
Vestas Wind Systems A/S†	54,393	1,510,959
		10,021,056
Finland — 0.7%
Elisa Oyj	836	37,294
Fortum Oyj	2,637	32,560
Kesko Oyj, Class B	1,605	29,982
Kone Oyj, Class B	1,998	92,990
Mandatum Oyj†	17,559	78,511
Metso Oyj	3,898	46,280
Neste Oyj	2,487	67,346
Nokia Oyj	31,346	111,294
Nordea Bank Abp	18,665	210,832
Orion Oyj, Class B	634	23,646
Sampo Oyj, Class A	19,161	816,848
Stora Enso Oyj, Class R	37,425	520,244
UPM-Kymmene Oyj	3,137	104,475
Wartsila OYJ Abp	2,783	42,304
		2,214,606
France — 10.3%
Accor SA	1,112	51,946
Aeroports de Paris SA	204	27,973
Air Liquide SA	7,437	1,547,234
Alstom SA	1,694	25,824
Amundi SA*	361	24,789
Arkema SA	353	37,147
AXA SA	52,436	1,969,504
BioMerieux	244	26,916
BNP Paribas SA	30,249	2,149,284
Bollore SE	4,188	27,968
Bouygues SA	1,124	45,874
Bureau Veritas SA	1,734	52,904
Capgemini SE	913	210,098
Carrefour SA	41,362	708,396
Cie de Saint-Gobain SA	2,679	207,895
Cie Generale des Etablissements Michelin SCA	3,992	152,976
Covivio SA	297	15,284
Credit Agricole SA	6,280	93,606
Danone SA	3,785	244,558
Dassault Aviation SA	119	26,190
Dassault Systemes SE	3,928	173,916
Edenred SE	1,467	78,279
Eiffage SA	432	49,006
Engie SA	77,388	1,294,930
EssilorLuxottica SA	12,008	2,716,628
Eurazeo SE	246	21,563
Gecina SA	270	27,571
Security Description	Shares or Principal Amount	Value

France (continued)
Getlink SE	2,101	$ 35,768
Hermes International SCA	186	474,776
Ipsen SA	222	26,417
Kering SA	1,507	595,622
Klepierre SA	1,265	32,754
La Francaise des Jeux SAEM*	618	25,189
Legrand SA	16,203	1,716,945
L'Oreal SA	3,223	1,525,244
LVMH Moet Hennessy Louis Vuitton SE	1,623	1,459,786
Orange SA	10,945	128,566
Pernod Ricard SA	1,202	194,452
Publicis Groupe SA	1,345	146,629
Remy Cointreau SA	136	13,710
Renault SA	1,130	57,048
Rexel SA	1,326	35,807
Safran SA	5,965	1,351,743
Sanofi SA	37,059	3,636,681
Sartorius Stedim Biotech	172	49,044
Schneider Electric SE	12,298	2,781,572
SEB SA	146	18,681
Societe Generale SA	4,248	113,703
Sodexo SA	520	44,588
Teleperformance SE	2,449	238,001
Thales SA	556	94,805
TotalEnergies SE	55,241	3,782,606
Veolia Environnement SA	4,051	131,681
Vinci SA	2,943	377,070
Vivendi SE	3,935	42,877
Worldline SA*†	1,414	17,513
		31,157,537
Germany — 9.3%
adidas AG	952	212,602
Allianz SE	7,392	2,215,416
BASF SE	13,413	765,930
Bayer AG	17,545	538,135
Bayerische Motoren Werke AG	10,012	1,155,323
Bayerische Motoren Werke AG (Preference Shares)	346	37,104
Bechtle AG	481	25,417
Beiersdorf AG	5,593	814,289
Brenntag SE	780	65,705
Carl Zeiss Meditec AG	237	29,609
Commerzbank AG	6,197	85,108
Continental AG	647	46,697
Covestro AG*†	9,690	529,812
Daimler Truck Holding AG	3,144	159,284
Delivery Hero SE*†	1,038	29,693
Deutsche Bank AG	11,393	179,232
Deutsche Boerse AG	1,117	228,543
Deutsche Lufthansa AG†	3,517	27,626
Deutsche Post AG	5,827	250,924
Deutsche Telekom AG	19,052	462,471
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	13,700	1,363,921
E.ON SE	13,197	183,451
Evonik Industries AG	1,370	27,085
Evotec SE†	10,780	168,286
Fresenius Medical Care AG	1,207	46,422
Fresenius SE & Co. KGaA	17,254	465,362
GEA Group AG	962	40,673
Hannover Rueck SE	354	96,891
Heidelberg Materials AG	766	84,251
Henkel AG & Co. KGaA	611	44,007
Henkel AG & Co. KGaA (Preference Shares)	995	79,972

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Infineon Technologies AG	35,323	$ 1,200,980
KION Group AG	7,346	386,593
Knorr-Bremse AG	426	32,217
LEG Immobilien SE†	436	37,433
Mercedes-Benz Group AG	4,716	375,535
Merck KGaA	760	134,140
MTU Aero Engines AG	316	80,184
Muenchener Rueckversicherungs-Gesellschaft AG	4,230	2,064,087
Nemetschek SE	339	33,545
Porsche Automobil Holding SE (Preference Shares)	900	47,694
Puma SE	621	28,152
Rational AG	30	25,860
Rheinmetall AG	256	143,893
RWE AG	3,716	126,123
SAP SE	30,950	6,025,632
Sartorius AG (Preference Shares)	154	61,240
Scout24 SE*	441	33,237
Siemens AG	27,135	5,180,432
Siemens Energy AG†	3,054	56,028
Siemens Healthineers AG*†	15,208	930,614
Symrise AG	781	93,484
Talanx AG	379	30,012
Volkswagen AG	173	26,428
Volkswagen AG (Preference Shares)	1,212	160,621
Vonovia SE	4,310	127,406
Zalando SE*†	1,318	37,667
		27,938,478
Hong Kong — 1.5%
AIA Group, Ltd.	301,800	2,026,293
Beijing Enterprises Holdings, Ltd.	44,500	129,061
BOC Hong Kong Holdings, Ltd.	341,000	912,743
CLP Holdings, Ltd.	9,500	75,678
Galaxy Entertainment Group, Ltd.	13,000	65,275
Hang Lung Properties, Ltd.	11,000	11,271
Hang Seng Bank, Ltd.	4,500	49,244
Henderson Land Development Co., Ltd.	8,062	22,970
Hong Kong & China Gas Co., Ltd.	65,533	49,651
Hong Kong Exchanges & Clearing, Ltd.	7,100	206,644
Link REIT	15,140	65,091
MTR Corp., Ltd.	9,000	29,667
Power Assets Holdings, Ltd.	8,000	46,813
Sino Land Co., Ltd.	22,000	22,852
Sun Hung Kai Properties, Ltd.	8,500	81,938
Swire Pacific, Ltd., Class A	2,500	20,570
Swire Properties, Ltd.	6,800	14,283
Techtronic Industries Co., Ltd.	45,000	610,012
Wharf Holdings, Ltd.	6,000	19,701
		4,459,757
India — 0.2%
HDFC Bank, Ltd.	27,541	477,825
Indonesia — 0.2%
Bank Central Asia Tbk PT	1,014,900	644,914
Ireland — 0.7%
AIB Group PLC	9,236	46,872
Bank of Ireland Group PLC	6,211	63,322
CRH PLC	4,078	351,440
DCC PLC	6,600	479,819
Flutter Entertainment PLC†	1,040	207,265
James Hardie Industries PLC†	2,587	103,863
Kerry Group PLC, Class A	928	79,533
Security Description	Shares or Principal Amount	Value

Ireland (continued)
Kingspan Group PLC	915	$ 83,375
Linde PLC	1,003	465,713
Smurfit Kappa Group PLC	1,530	69,773
		1,950,975
Isle of Man — 0.0%
Entain PLC	3,755	37,792
Israel — 0.2%
Azrieli Group, Ltd.	249	18,021
Bank Hapoalim BM	7,467	71,078
Bank Leumi Le-Israel BM	8,951	75,467
Check Point Software Technologies, Ltd.†	548	89,877
CyberArk Software, Ltd.†	244	64,814
Elbit Systems, Ltd.	157	33,092
Global-e Online, Ltd.†	629	22,864
ICL Group, Ltd.	4,548	24,132
Israel Discount Bank, Ltd., Class A	7,271	38,482
Mizrahi Tefahot Bank, Ltd.	910	34,649
Monday.com, Ltd.†	155	35,010
Nice, Ltd.†	372	96,267
Teva Pharmaceutical Industries, Ltd. ADR†	6,560	92,562
Wix.com, Ltd.†	318	43,719
		740,034
Italy — 1.7%
Amplifon SpA	732	26,692
Assicurazioni Generali SpA	5,958	150,796
Banco BPM SpA	7,125	47,412
DiaSorin SpA	132	12,746
Enel SpA	47,808	315,604
Eni SpA	12,898	203,827
FinecoBank Banca Fineco SpA	82,908	1,241,948
Infrastrutture Wireless Italiane SpA*	1,975	22,437
Intesa Sanpaolo SpA	235,043	852,776
Leonardo SpA	2,379	59,750
Mediobanca Banca di Credito Finanziario SpA	2,998	44,667
Moncler SpA	9,701	724,033
Nexi SpA*†	3,471	21,996
Poste Italiane SpA*	2,687	33,641
Prysmian SpA	17,371	906,863
Recordati Industria Chimica e Farmaceutica SpA	615	33,997
Snam SpA	11,853	55,959
Telecom Italia SpA†	58,569	14,223
Terna - Rete Elettrica Nazionale	8,270	68,343
UniCredit SpA	9,059	343,776
		5,181,486
Japan — 22.4%
Advantest Corp.	4,500	202,705
Aeon Co., Ltd.	3,800	90,243
AGC, Inc.	1,200	43,821
Aisin Corp.	900	36,605
Ajinomoto Co., Inc.	2,800	104,690
ANA Holdings, Inc.	900	19,084
Asahi Group Holdings, Ltd.	2,800	103,247
Asahi Intecc Co., Ltd.	1,300	22,624
Asahi Kasei Corp.	51,200	376,103
Astellas Pharma, Inc.	73,600	799,059
Azbil Corp.	700	19,394
Bandai Namco Holdings, Inc.	3,500	65,385
Bridgestone Corp.	23,100	1,015,680
Brother Industries, Ltd.	1,400	26,094
Canon, Inc.	5,900	175,425

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Capcom Co., Ltd.	2,000	$ 36,927
Central Japan Railway Co.	16,400	403,662
Chiba Bank, Ltd.	3,100	25,833
Chubu Electric Power Co., Inc.	3,800	49,929
Chugai Pharmaceutical Co., Ltd.	3,900	148,755
Concordia Financial Group, Ltd.	6,200	31,528
CyberAgent, Inc.	41,400	307,806
Dai Nippon Printing Co., Ltd.	1,200	37,027
Daifuku Co., Ltd.	1,744	41,290
Dai-ichi Life Holdings, Inc.	5,500	139,989
Daiichi Sankyo Co., Ltd.	10,900	343,964
Daikin Industries, Ltd.	7,600	1,034,219
Daito Trust Construction Co., Ltd.	300	34,582
Daiwa House Industry Co., Ltd.	3,500	104,690
Daiwa Securities Group, Inc.	7,800	59,306
Denso Corp.	50,800	967,475
Dentsu Group, Inc.	1,200	33,254
Disco Corp.	500	188,896
East Japan Railway Co.	5,400	104,126
Eisai Co., Ltd.	1,500	61,593
Electric Power Development Co., Ltd.	21,700	357,796
ENEOS Holdings, Inc.	16,950	81,884
FANUC Corp.	26,800	740,904
Fast Retailing Co., Ltd.	1,000	311,402
Fuji Electric Co., Ltd.	700	47,397
FUJIFILM Holdings Corp.	58,300	1,297,866
Fujitsu, Ltd.	10,000	164,487
GLP J-REIT	28	23,232
Hamamatsu Photonics KK	8,900	314,716
Hankyu Hanshin Holdings, Inc.	1,300	37,769
Hikari Tsushin, Inc.	100	18,675
Hirose Electric Co., Ltd.	125	12,787
Hitachi Construction Machinery Co., Ltd.	600	17,911
Hitachi, Ltd.	21,400	1,965,696
Honda Motor Co., Ltd.	46,800	576,112
Hoshizaki Corp.	600	22,287
Hoya Corp.	2,100	261,286
Hulic Co., Ltd.	2,300	23,877
Ibiden Co., Ltd.	700	30,746
Idemitsu Kosan Co., Ltd.	5,695	39,201
Iida Group Holdings Co., Ltd.	900	11,852
Inpex Corp.	5,700	88,128
Isuzu Motors, Ltd.	3,400	46,155
ITOCHU Corp.	7,000	298,996
Japan Airlines Co., Ltd.	900	17,345
Japan Exchange Group, Inc.	43,500	1,181,034
Japan Metropolitan Fund Investment Corp.	41	25,649
Japan Post Bank Co., Ltd.	8,500	91,300
Japan Post Holdings Co., Ltd.	12,200	123,467
Japan Post Insurance Co., Ltd.	1,100	21,113
Japan Real Estate Investment Corp.	8	28,432
Japan Tobacco, Inc.	7,100	190,140
JFE Holdings, Inc.	3,400	57,049
JSR Corp.	1,000	28,623
Kajima Corp.	2,500	51,625
Kansai Electric Power Co., Inc.	4,100	59,436
Kao Corp.	2,700	100,559
Kawasaki Kisen Kaisha, Ltd.	2,400	32,073
KDDI Corp.	55,900	1,655,065
KDX Realty Investment Corp.	24	25,161
Keisei Electric Railway Co., Ltd.	800	32,549
Keyence Corp.	2,200	1,010,622
Security Description	Shares or Principal Amount	Value

Japan (continued)
Kikkoman Corp.	4,000	$ 52,028
Kintetsu Group Holdings Co., Ltd.	1,100	32,350
Kirin Holdings Co., Ltd.	21,700	300,744
Kobe Bussan Co., Ltd.	864	21,329
Koito Manufacturing Co., Ltd.	1,200	20,095
Komatsu, Ltd.	5,400	157,776
Konami Group Corp.	600	40,686
Kubota Corp.	61,500	968,530
Kyocera Corp.	7,500	100,203
Kyowa Kirin Co., Ltd.	1,600	28,437
Lasertec Corp.	490	135,302
LY Corp.	101,800	260,653
M3, Inc.	2,600	36,704
Makita Corp.	19,700	555,681
Marubeni Corp.	8,400	145,882
MatsukiyoCocokara & Co.	2,000	32,230
Mazda Motor Corp.	3,300	38,269
McDonald's Holdings Co. Japan, Ltd.	500	22,658
MEIJI Holdings Co., Ltd.	1,400	31,315
Minebea Mitsumi, Inc.	2,100	40,937
MISUMI Group, Inc.	1,700	23,190
Mitsubishi Chemical Group Corp.	7,500	45,382
Mitsubishi Corp.	48,000	1,105,668
Mitsubishi Electric Corp.	67,200	1,115,117
Mitsubishi Estate Co., Ltd.	44,600	820,377
Mitsubishi HC Capital, Inc.	46,000	325,142
Mitsubishi Heavy Industries, Ltd.	117,100	1,120,487
Mitsubishi UFJ Financial Group, Inc.	372,700	3,833,359
Mitsui & Co., Ltd.	7,600	356,755
Mitsui Chemicals, Inc.	1,000	28,610
Mitsui Fudosan Co., Ltd.	110,100	1,198,241
Mitsui OSK Lines, Ltd.	2,000	60,906
Mizuho Financial Group, Inc.	14,140	284,519
MonotaRO Co., Ltd.	1,500	18,009
MS&AD Insurance Group Holdings, Inc.	70,900	1,269,718
Murata Manufacturing Co., Ltd.	64,000	1,198,362
NEC Corp.	1,400	101,869
Nexon Co., Ltd.	2,000	33,162
NIDEC Corp.	2,500	101,235
Nintendo Co., Ltd.	16,900	914,998
Nippon Building Fund, Inc.	9	35,553
Nippon Express Holdings, Inc.	462	23,597
Nippon Paint Holdings Co., Ltd.	5,600	39,712
Nippon Prologis REIT, Inc.	13	23,101
Nippon Sanso Holdings Corp.	1,000	31,365
Nippon Steel Corp.	5,000	121,152
Nippon Telegraph & Telephone Corp.	1,278,700	1,518,762
Nippon Yusen KK	2,700	72,646
Nissan Chemical Corp.	700	26,473
Nissan Motor Co., Ltd.	14,100	56,659
Nissin Foods Holdings Co., Ltd.	1,200	33,294
Nitori Holdings Co., Ltd.	7,200	1,122,473
Nitto Denko Corp.	800	72,823
Nomura Holdings, Inc.	17,700	114,305
Nomura Real Estate Holdings, Inc.	600	17,440
Nomura Real Estate Master Fund, Inc.	24	23,829
Nomura Research Institute, Ltd.	2,300	64,466
NTT Data Group Corp.	62,600	1,003,841
Obayashi Corp.	3,800	46,753
Obic Co., Ltd.	400	60,180
Odakyu Electric Railway Co., Ltd.	1,800	24,685
Olympus Corp.	7,100	103,770
Omron Corp.	6,000	214,467

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Ono Pharmaceutical Co., Ltd.	2,100	$ 34,050
Oracle Corp. Japan	200	15,134
Oriental Land Co., Ltd.	6,400	205,005
ORIX Corp.	6,900	150,371
Osaka Gas Co., Ltd.	2,200	49,296
Otsuka Corp.	1,400	29,567
Otsuka Holdings Co., Ltd.	8,300	345,970
Pan Pacific International Holdings Corp.	2,200	58,757
Panasonic Holdings Corp.	64,600	616,854
Rakuten Group, Inc.†	8,800	49,400
Recruit Holdings Co., Ltd.	44,100	1,953,882
Renesas Electronics Corp.	30,921	545,478
Resona Holdings, Inc.	12,500	78,470
Ricoh Co., Ltd.	3,200	28,569
Rohm Co., Ltd.	1,900	30,317
SBI Holdings, Inc.	1,500	39,150
SCREEN Holdings Co., Ltd.	500	65,943
SCSK Corp.	924	17,320
Secom Co., Ltd.	1,200	86,881
Seiko Epson Corp.	1,700	29,709
Sekisui Chemical Co., Ltd.	52,300	770,439
Sekisui House, Ltd.	3,500	81,269
Seven & i Holdings Co., Ltd.	65,300	951,591
SG Holdings Co., Ltd.	1,844	23,181
Sharp Corp.†	1,500	8,237
Shimadzu Corp.	1,400	39,120
Shimano, Inc.	4,400	664,156
Shimizu Corp.	3,100	20,489
Shin-Etsu Chemical Co., Ltd.	10,600	461,028
Shionogi & Co., Ltd.	1,400	71,674
Shiseido Co., Ltd.	2,400	64,891
Shizuoka Financial Group, Inc.	2,800	26,764
SMC Corp.	3,200	1,793,209
SoftBank Corp.	16,900	217,809
SoftBank Group Corp.	6,100	361,132
Sompo Holdings, Inc.	5,100	107,471
Sony Group Corp.	33,100	2,827,210
Square Enix Holdings Co., Ltd.	500	19,425
Stanley Electric Co., Ltd.	11,100	206,411
Subaru Corp.	3,500	79,720
SUMCO Corp.	2,012	31,992
Sumitomo Corp.	35,200	849,190
Sumitomo Electric Industries, Ltd.	4,200	65,131
Sumitomo Metal Mining Co., Ltd.	1,500	45,452
Sumitomo Mitsui Financial Group, Inc.	7,500	441,389
Sumitomo Mitsui Trust Holdings, Inc.	17,100	373,674
Sumitomo Realty & Development Co., Ltd.	1,700	65,100
Suntory Beverage & Food, Ltd.	800	26,630
Suzuki Motor Corp.	49,600	569,623
Sysmex Corp.	3,000	52,745
T&D Holdings, Inc.	2,900	49,761
Taisei Corp.	1,000	37,125
Takeda Pharmaceutical Co., Ltd.	9,300	257,043
TDK Corp.	2,300	113,663
TechnoPro Holdings, Inc.	16,700	341,766
Terumo Corp.	78,300	1,411,552
THK Co., Ltd.	11,100	258,912
TIS, Inc.	1,252	27,202
Tobu Railway Co., Ltd.	1,100	27,475
Toho Co., Ltd.	700	22,880
Tokio Marine Holdings, Inc.	42,300	1,314,156
Tokyo Electric Power Co. Holdings, Inc.†	9,000	56,124
Security Description	Shares or Principal Amount	Value

Japan (continued)
Tokyo Electron, Ltd.	6,600	$ 1,725,208
Tokyo Gas Co., Ltd.	2,200	51,025
Tokyu Corp.	2,900	35,326
Toppan Holdings, Inc.	1,400	35,874
Toray Industries, Inc.	8,200	40,090
TOTO, Ltd.	800	22,576
Toyota Industries Corp.	8,400	868,411
Toyota Motor Corp.	152,500	3,820,055
Toyota Tsusho Corp.	1,300	88,152
Trend Micro, Inc.	800	41,385
Unicharm Corp.	2,400	76,639
USS Co., Ltd.	2,400	20,016
Welcia Holdings Co., Ltd.	7,300	123,668
West Japan Railway Co.	2,600	53,879
Yakult Honsha Co., Ltd.	1,500	30,906
Yamaha Corp.	800	17,233
Yamaha Motor Co., Ltd.	5,300	49,838
Yamato Holdings Co., Ltd.	1,600	22,809
Yaskawa Electric Corp.	1,400	58,662
Yokogawa Electric Corp.	1,300	30,005
Zensho Holdings Co., Ltd.	600	25,525
ZOZO, Inc.	830	20,868
		67,527,759
Jersey — 0.7%
Amcor PLC	16,327	153,634
Experian PLC	5,401	235,455
Ferguson PLC	2,504	546,949
Glencore PLC	60,958	334,911
WPP PLC	72,425	688,875
		1,959,824
Luxembourg — 0.6%
ArcelorMittal SA	3,008	82,606
Eurofins Scientific SE	794	50,608
Samsonite International SA*†	85,500	323,347
Spotify Technology SA†	5,101	1,346,154
Tenaris SA	2,776	54,851
		1,857,566
Netherlands — 5.7%
ABN AMRO Bank NV*	2,798	47,845
Adyen NV*†	267	451,667
AerCap Holdings NV†	1,172	101,859
Airbus SE	3,485	641,872
Akzo Nobel NV	7,499	559,687
Argenx SE†	348	137,449
Argenx SE ADR†	848	333,875
ASM International NV	862	526,269
ASML Holding NV	7,371	7,094,955
ASR Nederland NV	932	45,639
BE Semiconductor Industries NV	453	69,349
Davide Campari-Milano NV	3,619	36,365
Euronext NV*	504	47,958
EXOR NV	550	61,147
Ferrari NV	741	322,969
Ferrovial SE	3,048	120,616
Heineken Holding NV	762	61,492
Heineken NV	9,147	881,629
IMCD NV	335	59,037
ING Groep NV	100,504	1,653,105
JDE Peet's NV	573	12,030
Koninklijke Ahold Delhaize NV	5,598	167,412
Koninklijke KPN NV	19,722	73,746

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Koninklijke Philips NV†	28,375	$ 569,574
NN Group NV	1,591	73,498
NXP Semiconductors NV	4,525	1,121,159
OCI NV	620	16,983
Prosus NV	8,598	269,698
QIAGEN NV	1,300	55,588
Randstad NV	638	33,672
Stellantis NV	31,862	905,591
STMicroelectronics NV	4,017	173,003
Universal Music Group NV	4,818	144,917
Wolters Kluwer NV	1,461	228,864
		17,100,519
New Zealand — 0.1%
Auckland International Airport, Ltd.	7,806	38,942
EBOS Group, Ltd.	902	18,457
Fisher & Paykel Healthcare Corp., Ltd.	3,433	52,609
Mercury NZ, Ltd.	4,089	16,930
Meridian Energy, Ltd.	7,602	26,842
Spark New Zealand, Ltd.	10,664	30,359
Xero, Ltd.†	847	73,586
		257,725
Norway — 1.5%
Adevinta ASA†	2,056	21,592
Aker BP ASA	1,858	46,434
DNB Bank ASA	108,770	2,159,208
Equinor ASA	45,056	1,208,915
Gjensidige Forsikring ASA	1,176	17,070
Kongsberg Gruppen ASA	517	35,755
Mowi ASA	2,736	50,285
Norsk Hydro ASA	81,250	448,047
Orkla ASA	4,120	29,068
Salmar ASA	388	25,650
Storebrand ASA	57,998	536,526
Telenor ASA	3,702	41,173
Yara International ASA	973	30,829
		4,650,552
Portugal — 0.3%
EDP - Energias de Portugal SA	18,445	71,837
Galp Energia SGPS SA	2,732	45,140
Jeronimo Martins SGPS SA	38,723	767,848
		884,825
Singapore — 0.9%
CapitaLand Ascendas REIT	22,000	45,132
CapitaLand Integrated Commercial Trust	31,292	45,886
CapitaLand Investment, Ltd.	15,300	30,368
City Developments, Ltd.	2,900	12,564
DBS Group Holdings, Ltd.	27,900	744,482
Genting Singapore, Ltd.	35,500	23,268
Jardine Cycle & Carriage, Ltd.	600	10,740
Keppel, Ltd.	8,600	46,750
Mapletree Logistics Trust	20,511	22,178
Mapletree Pan Asia Commercial Trust	13,900	13,177
Oversea-Chinese Banking Corp., Ltd.	19,900	198,816
Seatrium, Ltd.†	260,678	15,252
Sembcorp Industries, Ltd.	5,295	21,176
Singapore Airlines, Ltd.	8,800	41,711
Singapore Exchange, Ltd.	5,000	34,105
Singapore Technologies Engineering, Ltd.	9,200	27,390
Singapore Telecommunications, Ltd.	48,510	90,895
Security Description	Shares or Principal Amount	Value

Singapore (continued)
United Overseas Bank, Ltd.	39,600	$ 859,601
Wilmar International, Ltd.	202,900	515,421
		2,798,912
South Korea — 1.3%
KT Corp.	14,006	392,220
NAVER Corp.	2,245	312,507
Samsung Electronics Co., Ltd.	42,987	2,580,018
Samsung SDI Co., Ltd.	1,857	649,692
		3,934,437
Spain — 1.9%
Acciona SA	145	17,653
ACS Actividades de Construccion y Servicios SA	1,241	51,921
Aena SME SA*	441	86,805
Amadeus IT Group SA	10,158	651,400
Banco Bilbao Vizcaya Argentaria SA	165,744	1,974,094
Banco Santander SA	95,130	464,046
CaixaBank SA	22,049	106,878
Cellnex Telecom SA*	2,699	95,420
EDP Renovaveis SA	1,806	24,443
Enagas SA	1,463	21,726
Endesa SA	1,867	34,574
Grifols SA†	1,753	15,769
Iberdrola SA	119,460	1,481,469
Industria de Diseno Textil SA	6,412	322,844
Redeia Corp. SA	2,385	40,667
Repsol SA	7,133	118,818
Telefonica SA	28,731	126,744
		5,635,271
SupraNational — 0.0%
Unibail-Rodamco-Westfield †	695	55,860
Sweden — 2.4%
Alfa Laval AB	1,701	66,870
Assa Abloy AB, Class B	5,891	169,014
Atlas Copco AB, Class A	15,789	266,690
Atlas Copco AB, Class B	9,175	135,559
Beijer Ref AB	2,262	33,600
Boliden AB	1,608	44,654
Elekta AB, Series B	39,695	299,270
Epiroc AB, Class A	3,874	72,782
Epiroc AB, Class B	2,292	38,821
EQT AB	2,195	69,435
Essity AB, Class B	3,581	85,042
Evolution AB*	1,077	133,880
Fastighets AB Balder, Class B†	3,832	28,167
Getinge AB, Class B	1,345	27,066
H & M Hennes & Mauritz AB, Class B	3,796	61,912
Hexagon AB, Class B	12,204	144,455
Holmen AB, Class B	448	18,223
Husqvarna AB, Class B	2,058	17,619
Industrivarden AB, Class A	749	25,757
Industrivarden AB, Class C	884	30,400
Indutrade AB	1,606	43,796
Investment AB Latour, Class B	870	22,880
Investor AB, Class B	10,174	255,348
L E Lundbergforetagen AB, Class B	447	24,196
Lifco AB, Class B	1,370	35,786
Nibe Industrier AB, Class B	43,197	212,111
Saab AB, Series B	471	41,890
Sagax AB, Class B	1,199	31,633
Sandvik AB	93,708	2,080,941

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Securitas AB, Class B	2,891	$ 29,804
Skandinaviska Enskilda Banken AB, Class A	9,328	126,317
Skanska AB, Class B	2,000	35,594
SKF AB, Class B	2,003	40,887
Svenska Cellulosa AB SCA, Class B	3,562	54,675
Svenska Handelsbanken AB, Class A	139,574	1,411,518
Swedbank AB, Class A	4,990	98,970
Swedish Orphan Biovitrum AB†	1,146	28,607
Tele2 AB, Class B	3,152	25,884
Telefonaktiebolaget LM Ericsson, Class B	113,916	613,427
Telia Co. AB	13,868	35,538
Volvo AB, Class A	1,177	32,416
Volvo AB, Class B	8,870	240,395
Volvo Car AB, Class B†	4,378	16,597
		7,308,426
Switzerland — 7.7%
Avolta AG†	583	24,261
ABB, Ltd.	33,227	1,543,360
Adecco Group AG	941	37,208
Alcon, Inc.	19,206	1,591,680
Bachem Holding AG	198	18,969
Baloise Holding AG	269	42,146
Banque Cantonale Vaudoise	177	20,568
Barry Callebaut AG	239	346,899
BKW AG	124	19,029
Chocoladefabriken Lindt & Spruengli AG	1	120,641
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	70	837,501
Cie Financiere Richemont SA, Class A	11,763	1,793,438
Clariant AG	1,268	17,139
Coca-Cola HBC AG	1,294	40,880
DSM-Firmenich AG	1,093	124,286
EMS-Chemie Holding AG	41	31,460
Geberit AG	197	116,428
Givaudan SA	54	240,466
Helvetia Holding AG	218	30,046
Holcim AG	3,064	277,437
Julius Baer Group, Ltd.	10,503	606,527
Kuehne + Nagel International AG	319	88,783
Logitech International SA	967	86,594
Lonza Group AG	2,091	1,252,490
Nestle SA	38,218	4,057,630
Novartis AG	25,308	2,451,805
Partners Group Holding AG	133	189,947
Roche Holding AG	14,637	3,728,024
Roche Holding AG (BR)	188	50,656
Sandoz Group AG†	2,407	72,622
Schindler Holding AG	138	33,664
Schindler Holding AG (Participation Certificate)	239	60,184
SGS SA	881	85,477
SIG Group AG	1,798	39,874
Sika AG	896	266,858
Sonova Holding AG	298	86,276
Straumann Holding AG	656	104,745
Swatch Group AG (TRQX)	309	14,014
Swatch Group AG (XEGT)	170	39,472
Swiss Life Holding AG	174	121,975
Swiss Prime Site AG	451	42,532
Swiss Re AG	1,773	227,953
Swisscom AG	152	92,934
Temenos AG	376	26,883
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
UBS Group AG	19,333	$ 594,664
VAT Group AG*	159	82,387
Zurich Insurance Group AG	2,589	1,396,053
		23,174,865
Taiwan — 1.0%
Largan Precision Co., Ltd.	2,000	152,796
Taiwan Semiconductor Manufacturing Co., Ltd.	120,000	2,920,930
		3,073,726
United Kingdom — 15.0%
3i Group PLC	5,721	202,831
Abrdn PLC	10,820	19,269
Admiral Group PLC	1,530	54,785
Anglo American PLC	7,469	183,996
Antofagasta PLC	57,538	1,480,755
ARM Holdings PLC ADR†	2,775	346,847
Ashtead Group PLC	11,113	791,082
Associated British Foods PLC	2,004	63,183
AstraZeneca PLC	19,040	2,566,066
AstraZeneca PLC ADR	22,147	1,500,459
Auto Trader Group PLC*	5,334	47,140
Aviva PLC	16,103	100,931
BAE Systems PLC	69,582	1,185,170
Barclays PLC	89,078	205,971
Barratt Developments PLC	5,729	34,390
Berkeley Group Holdings PLC	624	37,473
BP PLC	100,614	629,489
Bridgepoint Group PLC*	72,735	238,870
British American Tobacco PLC	11,831	359,276
BT Group PLC	325,144	449,982
Bunzl PLC	36,560	1,406,475
Burberry Group PLC	42,604	652,262
Centrica PLC	31,727	51,117
Coca-Cola Europacific Partners PLC	1,208	84,500
Compass Group PLC	44,207	1,296,138
Croda International PLC	780	48,259
Diageo PLC	57,530	2,124,249
Dowlais Group PLC	116,596	114,786
Endeavour Mining PLC	1,079	21,912
Great Portland Estates PLC	38,570	188,785
GSK PLC	128,834	2,778,317
GSK PLC ADR	7,910	339,102
Haleon PLC	231,420	972,941
Halma PLC	2,232	66,709
Hargreaves Lansdown PLC	2,091	19,424
Hikma Pharmaceuticals PLC	975	23,609
HSBC Holdings PLC	231,547	1,809,009
Imperial Brands PLC	4,918	109,868
Informa PLC	8,076	84,725
InterContinental Hotels Group PLC	971	101,010
Intertek Group PLC	949	59,709
J Sainsbury PLC	9,745	33,258
JD Sports Fashion PLC	15,233	25,859
Johnson Matthey PLC	15,989	361,029
Kingfisher PLC	399,936	1,258,919
Land Securities Group PLC	4,159	34,551
Legal & General Group PLC	35,148	112,857
Lloyds Banking Group PLC	373,658	244,107
London Stock Exchange Group PLC	2,448	293,217
M&G PLC	13,227	36,811
Melrose Industries PLC	97,368	827,070
Mondi PLC	2,595	45,707

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
National Grid PLC	129,114	$ 1,737,167
NatWest Group PLC	33,533	112,369
Next PLC	6,461	752,847
Ocado Group PLC†	3,409	19,581
Pearson PLC	3,678	48,372
Persimmon PLC	21,431	355,967
Phoenix Group Holdings PLC	4,415	30,793
Prudential PLC	89,018	834,791
Reckitt Benckiser Group PLC	22,590	1,286,460
RELX PLC	45,662	1,973,329
Rentokil Initial PLC	14,827	88,273
Rio Tinto PLC	6,620	419,192
Rolls-Royce Holdings PLC†	49,473	266,441
Sage Group PLC	5,995	95,755
Schroders PLC	4,738	22,521
Segro PLC	7,473	85,247
Severn Trent PLC	1,582	49,319
Shell PLC	38,222	1,266,350
Shell PLC (XAMS)	83,297	2,781,770
Shell PLC ADR	13,634	914,023
Smith & Nephew PLC	5,139	64,317
Smiths Group PLC	2,043	42,327
Spirax-Sarco Engineering PLC	434	55,051
SSE PLC	6,424	133,783
St. James's Place PLC	3,225	18,907
Standard Chartered PLC	53,887	456,642
Taylor Wimpey PLC	20,782	35,948
Tesco PLC	41,474	155,259
Unilever PLC	85,186	4,274,358
United Utilities Group PLC	4,008	52,054
Vodafone Group PLC	135,293	120,318
Whitbread PLC	16,927	708,017
Wise PLC, Class A†	3,614	42,357
		45,424,161
United States — 1.4%
Autoliv, Inc. SDR	5,380	648,123
Booking Holdings, Inc.	208	754,599
Broadcom, Inc.	1,122	1,487,110
Liberty Media Corp.-Liberty Formula One, Class C†	9,541	625,890
Lululemon Athletica, Inc.†	1,186	463,311
MercadoLibre, Inc.†	152	229,818
		4,208,851
Total Common Stocks (cost $237,368,709)		298,745,973
UNAFFILIATED INVESTMENT COMPANIES — 0.1%
United States — 0.1%
iShares MSCI EAFE ETF (cost $189,514)	2,600	207,636
Total Long-Term Investment Securities (cost $237,558,223)		298,953,609
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.1%
U.S. Government — 0.0%
United States Treasury Bills
5.25%, 06/06/2024(1)	$ 75,000	$ 74,283
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%(2)	286,690	286,690
T. Rowe Price Government Reserve Fund 5.39%(2)	109	108
		286,798
Total Short-Term Investments (cost $361,077)		361,081
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 03/28/2024, to be repurchased 04/01/2024 in the amount of $151,605 and collateralized by $178,100 of United States Treasury Bonds, bearing interest at 3.38% due 08/15/2042 and having an approximate value of $154,611 (cost $151,578)	151,578	151,578
TOTAL INVESTMENTS (cost $238,070,878)(3)	99.2%	299,466,268
Other assets less liabilities	0.8	2,469,223
NET ASSETS	100.0%	$301,935,491
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed International Equity Portfolio has no right to demand registration of these securities. At March 31, 2024, the aggregate value of these securities was $4,731,434 representing 1.6% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of March 31, 2024.
(3)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CVA—Certification Van Aandelen (Dutch Cert.)
ETF—Exchange Traded Fund
LSE—London Stock Exchange
SDR—Swedish Depositary Receipt
TRQX—Turquoise Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange
XEGT—Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
9	Long	MSCI EAFE Index	June 2024	$1,057,700	$1,060,695	$2,995
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Denmark	$ —	$10,021,056	$—	$ 10,021,056
Norway	—	4,650,552	—	4,650,552
Other Countries	284,074,365	—	—	284,074,365
Unaffiliated Investment Companies	207,636	—	—	207,636
Short-Term Investments:
U.S. Government	—	74,283	—	74,283
Other Short-Term Investments	286,798	—	—	286,798
Repurchase Agreements	—	151,578	—	151,578
Total Investments at Value	$284,568,799	$14,897,469	$—	$299,466,268
Other Financial Instruments:†
Futures Contracts	$ 2,995	$ —	$—	$ 2,995
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO PROFILE — March 31, 2024— (unaudited)

Industry Allocation*
Internet	24.2%
Software	23.6
Semiconductors	9.8
Computers	8.0
Diversified Financial Services	3.6
Retail	3.4
Biotechnology	3.0
Pharmaceuticals	2.9
Commercial Services	2.8
Auto Manufacturers	2.6
Healthcare-Products	2.5
Advertising	1.9
REITS	1.1
Chemicals	1.1
Transportation	1.0
Cosmetics/Personal Care	0.7
Machinery-Diversified	0.6
Oil & Gas	0.5
Pipelines	0.5
Building Materials	0.4
Environmental Control	0.4
Unaffiliated Investment Companies	0.4
Apparel	0.3
Short-Term Investments	0.3
Healthcare-Services	0.3
Insurance	0.3
Aerospace/Defense	0.3
Beverages	0.3
Food	0.3
Lodging	0.2
Electronics	0.2
Home Builders	0.2
Miscellaneous Manufacturing	0.2
Entertainment	0.2
Distribution/Wholesale	0.2
Machinery-Construction & Mining	0.1
Telecommunications	0.1
Electrical Components & Equipment	0.1
Energy-Alternate Sources	0.1
Repurchase Agreements	0.1
Private Equity	0.1
Leisure Time	0.1
Agriculture	0.1
Purchased Options	0.1
Iron/Steel	0.1
99.3%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.4%
Advertising — 1.9%
Trade Desk, Inc., Class A†	78,302	$ 6,845,161
Aerospace/Defense — 0.3%
Boeing Co.†	1,240	239,308
General Electric Co.	2,300	403,719
Howmet Aerospace, Inc.	1,115	76,299
TransDigm Group, Inc.	273	336,227
		1,055,553
Agriculture — 0.1%
Philip Morris International, Inc.	2,823	258,643
Airlines — 0.0%
Delta Air Lines, Inc.	1,762	84,347
Apparel — 0.3%
Deckers Outdoor Corp.†	126	118,599
NIKE, Inc., Class B	11,224	1,054,831
Ralph Lauren Corp.	106	19,903
		1,193,333
Auto Manufacturers — 2.6%
PACCAR, Inc.	1,876	232,417
Tesla, Inc.†	50,544	8,885,130
		9,117,547
Beverages — 0.3%
Coca-Cola Co.	7,457	456,219
Monster Beverage Corp.†	2,178	129,112
PepsiCo, Inc.	2,431	425,449
		1,010,780
Biotechnology — 3.0%
Alnylam Pharmaceuticals, Inc.†	1,754	262,135
Argenx SE ADR†	1,458	574,044
Biogen, Inc.†	3,301	711,795
Illumina, Inc.†	13,216	1,814,821
Regeneron Pharmaceuticals, Inc.†	311	299,334
Roivant Sciences, Ltd.†	109,959	1,158,968
Royalty Pharma PLC, Class A	176,158	5,349,919
Vertex Pharmaceuticals, Inc.†	810	338,588
		10,509,604
Building Materials — 0.4%
Builders FirstSource, Inc.†	606	126,381
Carrier Global Corp.	1,971	114,574
Martin Marietta Materials, Inc.	1,496	918,454
Masco Corp.	583	45,987
Trane Technologies PLC	772	231,755
Vulcan Materials Co.	418	114,081
		1,551,232
Chemicals — 1.1%
Celanese Corp.	492	84,555
CF Industries Holdings, Inc.	507	42,188
Ecolab, Inc.	636	146,852
Linde PLC	3,868	1,795,990
Sherwin-Williams Co.	4,982	1,730,398
		3,799,983
Commercial Services — 2.8%
Adyen NV*†	3,362	5,687,282
Automatic Data Processing, Inc.	787	196,545
Block, Inc.†	7,283	615,996
Cintas Corp.	233	160,078
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Corpay, Inc.†	355	$ 109,532
CoStar Group, Inc.†	9,851	951,607
Equifax, Inc.	3,752	1,003,735
Gartner, Inc.†	383	182,565
Moody's Corp.	363	142,670
Quanta Services, Inc.	493	128,081
Rollins, Inc.	593	27,438
S&P Global, Inc.	695	295,688
United Rentals, Inc.	330	237,966
Verisk Analytics, Inc.	392	92,406
		9,831,589
Computers — 8.0%
Accenture PLC, Class A	7,269	2,519,508
Apple, Inc.	139,015	23,838,292
Crowdstrike Holdings, Inc., Class A†	5,310	1,702,333
EPAM Systems, Inc.†	113	31,206
Fortinet, Inc.†	3,132	213,947
NetApp, Inc.	375	39,364
Seagate Technology Holdings PLC	393	36,569
Super Micro Computer, Inc.†	247	249,477
		28,630,696
Cosmetics/Personal Care — 0.7%
Colgate-Palmolive Co.	1,578	142,099
Estee Lauder Cos., Inc., Class A	6,015	927,212
Procter & Gamble Co.	8,058	1,307,411
		2,376,722
Distribution/Wholesale — 0.2%
Copart, Inc.†	4,294	248,708
Fastenal Co.	1,406	108,459
Pool Corp.	108	43,578
WW Grainger, Inc.	163	165,820
		566,565
Diversified Financial Services — 3.6%
American Express Co.	1,967	447,866
Ameriprise Financial, Inc.	261	114,433
Cboe Global Markets, Inc.	332	60,998
Charles Schwab Corp.	17,786	1,286,639
CME Group, Inc.	637	137,140
Discover Financial Services	664	87,044
Intercontinental Exchange, Inc.	16,106	2,213,448
Mastercard, Inc., Class A	11,468	5,522,645
Visa, Inc., Class A	9,932	2,771,822
		12,642,035
Electric — 0.0%
Constellation Energy Corp.	706	130,504
Electrical Components & Equipment — 0.1%
AMETEK, Inc.	544	99,498
Eaton Corp. PLC	1,217	380,531
Generac Holdings, Inc.†	184	23,210
		503,239
Electronics — 0.2%
Allegion PLC	164	22,092
Amphenol Corp., Class A	1,651	190,443
Fortive Corp.	1,723	148,213
Garmin, Ltd.	406	60,441
Hubbell, Inc.	121	50,221
Jabil, Inc.	338	45,275

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Mettler-Toledo International, Inc.†	40	$ 53,252
TE Connectivity, Ltd.	592	85,982
		655,919
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	3,837	464,200
Entertainment — 0.2%
Caesars Entertainment, Inc.†	615	26,900
DraftKings, Inc., Class A†	10,565	479,756
Live Nation Entertainment, Inc.†	697	73,722
		580,378
Environmental Control — 0.4%
Pentair PLC	569	48,616
Republic Services, Inc.	573	109,695
Waste Connections, Inc.	7,023	1,208,026
Waste Management, Inc.	847	180,538
		1,546,875
Food — 0.3%
Hershey Co.	280	54,460
Lamb Weston Holdings, Inc.	468	49,856
McCormick & Co., Inc.	8,734	670,859
Mondelez International, Inc., Class A	2,779	194,530
		969,705
Hand/Machine Tools — 0.0%
Snap-on, Inc.	117	34,658
Healthcare-Products — 2.5%
Align Technology, Inc.†	2,531	829,965
Boston Scientific Corp.†	20,534	1,406,374
Cooper Cos., Inc.	410	41,599
Danaher Corp.	7,236	1,806,974
Edwards Lifesciences Corp.†	1,103	105,403
Exact Sciences Corp.†	6,613	456,694
IDEXX Laboratories, Inc.†	229	123,644
Insulet Corp.†	4,557	781,070
Intuitive Surgical, Inc.†	4,270	1,704,114
STERIS PLC	272	61,151
Stryker Corp.	1,063	380,416
Thermo Fisher Scientific, Inc.	721	419,052
Waters Corp.†	108	37,177
West Pharmaceutical Services, Inc.	2,029	802,895
		8,956,528
Healthcare-Services — 0.3%
DaVita, Inc.†	146	20,155
HCA Healthcare, Inc.	467	155,759
IQVIA Holdings, Inc.†	341	86,236
Molina Healthcare, Inc.†	168	69,019
UnitedHealth Group, Inc.	1,727	854,347
		1,185,516
Home Builders — 0.2%
D.R. Horton, Inc.	1,467	241,395
Lennar Corp., Class A	680	116,947
NVR, Inc.†	16	129,599
PulteGroup, Inc.	1,042	125,686
		613,627
Household Products/Wares — 0.0%
Church & Dwight Co., Inc.	557	58,101
Security Description	Shares or Principal Amount	Value

Insurance — 0.3%
Aon PLC, Class A	502	$ 167,527
Arch Capital Group, Ltd.†	1,823	168,518
Arthur J Gallagher & Co.	543	135,772
Brown & Brown, Inc.	905	79,224
Marsh & McLennan Cos., Inc.	1,257	258,917
Progressive Corp.	1,438	297,407
		1,107,365
Internet — 24.2%
Airbnb, Inc., Class A†	34,930	5,762,053
Alphabet, Inc., Class A†	70,009	10,566,458
Alphabet, Inc., Class C†	44,930	6,841,042
Amazon.com, Inc.†	106,620	19,232,116
Booking Holdings, Inc.	171	620,368
CDW Corp.	276	70,595
Chewy, Inc., Class A†	39,110	622,240
DoorDash, Inc., Class A†	85,372	11,757,432
Etsy, Inc.†	259	17,798
Expedia Group, Inc.†	643	88,573
MercadoLibre, Inc.†	1,940	2,933,202
Meta Platforms, Inc., Class A	15,598	7,574,077
Netflix, Inc.†	2,127	1,291,791
Palo Alto Networks, Inc.†	1,549	440,117
Shopify, Inc., Class A†	103,676	8,000,677
Snap, Inc., Class A†	50,877	584,068
Uber Technologies, Inc.†	124,996	9,623,442
VeriSign, Inc.†	208	39,418
		86,065,467
Iron/Steel — 0.1%
Nucor Corp.	761	150,602
Steel Dynamics, Inc.	471	69,816
		220,418
Leisure Time — 0.1%
Carnival Corp.†	3,515	57,435
Norwegian Cruise Line Holdings, Ltd.†	2,091	43,765
Royal Caribbean Cruises, Ltd.†	1,159	161,112
		262,312
Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	1,239	264,291
Las Vegas Sands Corp.	1,107	57,232
Marriott International, Inc., Class A	1,212	305,800
MGM Resorts International†	913	43,103
Wynn Resorts, Ltd.	468	47,843
		718,269
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	1,451	531,690
Machinery-Diversified — 0.6%
Deere & Co.	729	299,429
Ingersoll Rand, Inc.	1,532	145,463
Otis Worldwide Corp.	777	77,133
Rockwell Automation, Inc.	3,220	938,083
Xylem, Inc.	4,583	592,307
		2,052,415
Media — 0.0%
Charter Communications, Inc., Class A†	223	64,811
FactSet Research Systems, Inc.	88	39,986
		104,797

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining — 0.0%
Freeport-McMoRan, Inc.	3,523	$ 165,651
Miscellaneous Manufacturing — 0.2%
A.O. Smith Corp.	380	33,995
Axon Enterprise, Inc.†	346	108,256
Illinois Tool Works, Inc.	615	165,023
Parker-Hannifin Corp.	492	273,449
		580,723
Oil & Gas — 0.5%
APA Corp.	1,775	61,025
ConocoPhillips	3,995	508,484
Coterra Energy, Inc.	2,440	68,027
Diamondback Energy, Inc.	880	174,390
EOG Resources, Inc.	1,891	241,745
Hess Corp.	1,353	206,522
Marathon Oil Corp.	1,524	43,190
Marathon Petroleum Corp.	995	200,492
Pioneer Natural Resources Co.	574	150,675
		1,654,550
Pharmaceuticals — 2.9%
AbbVie, Inc.	3,210	584,541
AstraZeneca PLC ADR	19,547	1,324,309
Dexcom, Inc.†	1,156	160,337
Eli Lilly & Co.	9,319	7,249,809
Merck & Co., Inc.	4,981	657,243
Zoetis, Inc.	1,241	209,990
		10,186,229
Pipelines — 0.5%
Cheniere Energy, Inc.	7,959	1,283,627
ONEOK, Inc.	1,775	142,302
Targa Resources Corp.	1,096	122,741
Williams Cos., Inc.	2,331	90,839
		1,639,509
Private Equity — 0.1%
Blackstone, Inc.	2,545	334,337
REITS — 1.1%
American Tower Corp.	13,933	2,753,022
Digital Realty Trust, Inc.	610	87,864
Equinix, Inc.	1,074	886,404
Host Hotels & Resorts, Inc.	2,080	43,014
Iron Mountain, Inc.	732	58,714
Public Storage	327	94,850
SBA Communications Corp.	212	45,940
Simon Property Group, Inc.	593	92,799
		4,062,607
Retail — 3.4%
AutoZone, Inc.†	59	185,947
Cava Group, Inc.†	10,038	703,162
Chipotle Mexican Grill, Inc.†	135	392,414
Costco Wholesale Corp.	916	671,089
Darden Restaurants, Inc.	305	50,981
Domino's Pizza, Inc.	69	34,285
Floor & Decor Holdings, Inc., Class A†	17,649	2,287,663
Home Depot, Inc.	1,810	694,316
Lowe's Cos., Inc.	6,897	1,756,873
Lululemon Athletica, Inc.†	3,710	1,449,311
McDonald's Corp.	4,576	1,290,203
O'Reilly Automotive, Inc.†	212	239,323
Security Description	Shares or Principal Amount	Value

Retail (continued)
Ross Stores, Inc.	10,186	$ 1,494,897
Starbucks Corp.	3,283	300,033
TJX Cos., Inc.	3,640	369,169
Tractor Supply Co.	223	58,364
Ulta Beauty, Inc.†	157	82,092
Yum! Brands, Inc.	635	88,043
		12,148,165
Semiconductors — 9.8%
Advanced Micro Devices, Inc.†	21,490	3,878,730
Analog Devices, Inc.	1,438	284,422
Applied Materials, Inc.	4,089	843,274
Broadcom, Inc.	2,162	2,865,536
KLA Corp.	1,780	1,243,455
Lam Research Corp.	644	625,691
Marvell Technology, Inc.	28,844	2,044,463
Microchip Technology, Inc.	1,567	140,576
Monolithic Power Systems, Inc.	236	159,871
NVIDIA Corp.	22,058	19,930,726
NXP Semiconductors NV	950	235,382
ON Semiconductor Corp.†	924	67,960
QUALCOMM, Inc.	2,852	482,844
Texas Instruments, Inc.	11,289	1,966,657
		34,769,587
Software — 23.6%
Adobe, Inc.†	5,218	2,633,003
Akamai Technologies, Inc.†	348	37,848
ANSYS, Inc.†	243	84,360
AppLovin Corp., Class A†	9,631	666,658
Autodesk, Inc.†	547	142,450
BILL Holdings, Inc.†	29,014	1,993,842
Broadridge Financial Solutions, Inc.	330	67,604
Cadence Design Systems, Inc.†	1,337	416,181
Cloudflare, Inc., Class A†	112,814	10,923,780
Dayforce, Inc.†	422	27,941
Electronic Arts, Inc.	526	69,784
Fair Isaac Corp.†	629	786,005
Fiserv, Inc.†	1,534	245,164
Intuit, Inc.	4,573	2,972,450
Microsoft Corp.	71,550	30,102,516
MicroStrategy, Inc., Class A†	2,603	4,436,970
MSCI, Inc.	2,122	1,189,275
Oracle Corp.	21,298	2,675,242
Paychex, Inc.	629	77,241
Paycom Software, Inc.	102	20,299
Procore Technologies, Inc.†	22,009	1,808,479
PTC, Inc.†	352	66,507
ROBLOX Corp., Class A†	130,717	4,990,775
Roper Technologies, Inc.	226	126,750
Salesforce, Inc.	12,385	3,730,114
ServiceNow, Inc.†	1,007	767,737
Snowflake, Inc., Class A†	47,373	7,655,477
Synopsys, Inc.†	749	428,053
Take-Two Interactive Software, Inc.†	390	57,911
Tyler Technologies, Inc.†	207	87,977
Veeva Systems, Inc., Class A†	8,703	2,016,398
Workday, Inc., Class A†	3,394	925,713
ZoomInfo Technologies, Inc.†	106,695	1,710,321
		83,940,825

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications — 0.1%
Arista Networks, Inc.†	1,238	$ 358,995
Motorola Solutions, Inc.	473	167,906
		526,901
Transportation — 1.0%
CSX Corp.	4,855	179,975
Expeditors International of Washington, Inc.	264	32,094
Old Dominion Freight Line, Inc.	5,770	1,265,419
Union Pacific Corp.	8,499	2,090,159
		3,567,647
Total Common Stocks (cost $239,744,086)		349,812,504
UNAFFILIATED INVESTMENT COMPANIES — 0.4%
SPDR Portfolio S&P 500 Growth ETF (cost $1,481,168)	20,800	1,521,520
PURCHASED OPTIONS† — 0.1%
Purchased Options - Calls — 0.1%
Over the Counter call option on the USD vs. CNY (Expiration Date: 01/06/2025; Strike Price CNY 7.69; Counterparty: Goldman Sachs International)	29,213,608	101,780
Over the Counter call option on the USD vs. CNY (Expiration Date: 03/25/2025; Strike Price CNY 7.78; Counterparty: JPMorgan Chase Bank, N.A.)	27,929,133	109,119
Over the Counter call option on the USD vs. CNY (Expiration Date: 05/24/2024; Strike Price: CNY 7.57; Counterparty: Standard Chartered Bank)	27,370,098	5,584
Over the Counter call option on the USD vs. CNY (Expiration Date: 08/12/2024; Strike Price: CNY 7.79; Counterparty: JPMorgan Chase Bank, N.A.)	27,541,492	10,383
Total Purchased Options (cost $458,922)		226,866
Total Long-Term Investment Securities (cost $241,684,176)		351,560,890
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Administration Class 5.01%(1)	$ 1,108,424	1,108,424
Security Description	Shares or Principal Amount	Value

U.S. Government — 0.0%
United States Treasury Bills
5.20%, 07/16/2024(2)	$ 80,000	$ 78,773
Total Short-Term Investments (cost $1,187,200)		1,187,197
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 03/28/2024, to be repurchased 04/01/2024 in the amount of $385,771 and collateralized by $253,700 of United States Treasury Inflation Indexed Notes bearing interest at 2.00% due 01/15/2026 and having an approximate value of $393,497 (cost $385,702)	385,702	385,702
TOTAL INVESTMENTS (cost $243,257,078)(3)	99.3%	353,133,789
Other assets less liabilities	0.7	2,568,908
NET ASSETS	100.0%	$355,702,697
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Large Cap Growth Portfolio has no right to demand registration of these securities. At March 31, 2024, the aggregate value of these securities was $5,687,282 representing 1.6% of net assets.
(1)	The rate shown is the 7-day yield as of March 31, 2024.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund
CNY—Chinese Yuan

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Long	S&P 500 E-Mini Index	June 2024	$518,639	$530,850	$12,211
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$349,812,504	$ —	$—	$349,812,504
Unaffiliated Investment Companies	1,521,520	—	—	1,521,520
Purchased Options	—	226,866	—	226,866
Short-Term Investments:
U.S. Government	—	78,773	—	78,773
Other Short-Term Investments	1,108,424	—	—	1,108,424
Repurchase Agreements	—	385,702	—	385,702
Total Investments at Value	$352,442,448	$691,341	$—	$353,133,789
Other Financial Instruments:†
Futures Contracts	$ 12,211	$ —	$—	$ 12,211
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO PROFILE — March 31, 2024— (unaudited)

Industry Allocation*
Pharmaceuticals	9.8%
Banks	9.5
Oil & Gas	6.2
Insurance	5.7
Healthcare-Products	4.9
Healthcare-Services	4.5
Electric	4.1
Diversified Financial Services	4.0
Telecommunications	3.7
Cosmetics/Personal Care	3.3
REITS	3.0
Semiconductors	3.0
Transportation	3.0
Retail	2.9
Aerospace/Defense	2.5
Beverages	2.1
Commercial Services	1.8
Food	1.8
Internet	1.7
Building Materials	1.4
Computers	1.4
Chemicals	1.3
Biotechnology	1.3
Packaging & Containers	1.3
Media	1.2
Electrical Components & Equipment	1.1
Software	0.9
Pipelines	0.9
Household Products/Wares	0.8
Electronics	0.8
Machinery-Diversified	0.8
Agriculture	0.7
Auto Parts & Equipment	0.7
Repurchase Agreements	0.6
Distribution/Wholesale	0.6
Oil & Gas Services	0.6
Real Estate	0.6
Advertising	0.6
Auto Manufacturers	0.5
Home Builders	0.5
Gas	0.5
Unaffiliated Investment Companies	0.4
Miscellaneous Manufacturing	0.4
Private Equity	0.4
Machinery-Construction & Mining	0.4
Lodging	0.3
Airlines	0.3
Apparel	0.2
Environmental Control	0.1
Mining	0.1
Energy-Alternate Sources	0.1
Iron/Steel	0.1
99.4%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.4%
Advertising — 0.6%
Interpublic Group of Cos., Inc.	3,369	$ 109,931
Omnicom Group, Inc.	27,919	2,701,442
		2,811,373
Aerospace/Defense — 2.5%
Boeing Co.†	2,825	545,197
General Dynamics Corp.	10,718	3,027,728
General Electric Co.	5,456	957,692
Howmet Aerospace, Inc.	1,445	98,881
L3Harris Technologies, Inc.	11,379	2,424,865
Lockheed Martin Corp.	1,892	860,614
Northrop Grumman Corp.	1,240	593,538
RTX Corp.	47,486	4,631,309
		13,139,824
Agriculture — 0.7%
Altria Group, Inc.	15,510	676,546
Archer-Daniels-Midland Co.	34,067	2,139,749
Bunge Global SA	1,277	130,918
Philip Morris International, Inc.	8,602	788,115
		3,735,328
Airlines — 0.3%
American Airlines Group, Inc.†	5,755	88,339
Delta Air Lines, Inc.	2,478	118,622
Southwest Airlines Co.	43,066	1,257,096
United Airlines Holdings, Inc.†	2,885	138,134
		1,602,191
Apparel — 0.2%
NIKE, Inc., Class B	6,102	573,466
Ralph Lauren Corp.	155	29,103
Tapestry, Inc.	2,017	95,767
VF Corp.	2,907	44,593
		742,929
Auto Manufacturers — 0.5%
Cummins, Inc.	1,198	352,991
Ford Motor Co.	34,327	455,863
General Motors Co.	37,197	1,686,884
PACCAR, Inc.	1,242	153,871
		2,649,609
Auto Parts & Equipment — 0.7%
Aptiv PLC†	15,005	1,195,148
BorgWarner, Inc.	2,021	70,210
Gentex Corp.	64,878	2,343,393
		3,608,751
Banks — 9.5%
Bank of America Corp.	60,557	2,296,321
Bank of New York Mellon Corp.	71,459	4,117,468
Citigroup, Inc.	16,738	1,058,511
Citizens Financial Group, Inc.	4,101	148,825
Comerica, Inc.	1,160	63,788
Fifth Third Bancorp	5,991	222,925
Goldman Sachs Group, Inc.	2,869	1,198,353
Huntington Bancshares, Inc.	12,739	177,709
JPMorgan Chase & Co.	90,171	18,061,251
KeyCorp	8,238	130,243
M&T Bank Corp.	25,538	3,714,247
Morgan Stanley	42,316	3,984,475
Northern Trust Corp.	16,994	1,511,106
Security Description	Shares or Principal Amount	Value

Banks (continued)
PNC Financial Services Group, Inc.	21,430	$ 3,463,088
Regions Financial Corp.	8,127	170,992
State Street Corp.	2,656	205,362
Truist Financial Corp.	89,394	3,484,578
US Bancorp	78,740	3,519,678
Wells Fargo & Co.	31,654	1,834,666
		49,363,586
Beverages — 2.1%
Brown-Forman Corp., Class B	1,590	82,076
Coca-Cola Co.	20,877	1,277,255
Constellation Brands, Inc., Class A	1,415	384,540
Heineken Holding NV	18,215	1,469,914
Keurig Dr Pepper, Inc.	88,239	2,706,290
Molson Coors Beverage Co., Class B	1,629	109,550
Monster Beverage Corp.†	2,599	154,069
PepsiCo, Inc.	7,737	1,354,052
Pernod Ricard SA	7,320	1,184,182
Pernod Ricard SA ADR	66,797	2,160,215
		10,882,143
Biotechnology — 1.3%
Amgen, Inc.	4,705	1,337,726
Biogen, Inc.†	1,275	274,928
Bio-Rad Laboratories, Inc., Class A†	184	63,640
Corteva, Inc.	6,172	355,939
Gilead Sciences, Inc.	46,451	3,402,536
Illumina, Inc.†	1,397	191,836
Incyte Corp.†	1,637	93,260
Moderna, Inc.†	2,918	310,942
Regeneron Pharmaceuticals, Inc.†	372	358,046
Vertex Pharmaceuticals, Inc.†	816	341,096
		6,729,949
Building Materials — 1.4%
Carrier Global Corp.	3,822	222,173
Fortune Brands Innovations, Inc.	24,281	2,055,872
Johnson Controls International PLC	70,708	4,618,647
Martin Marietta Materials, Inc.	184	112,965
Masco Corp.	889	70,124
Mohawk Industries, Inc.†	465	60,864
Trane Technologies PLC	620	186,124
Vulcan Materials Co.	421	114,899
		7,441,668
Chemicals — 1.3%
Air Products & Chemicals, Inc.	1,955	473,638
Akzo Nobel NV	12,073	901,066
Albemarle Corp.	1,032	135,956
Axalta Coating Systems, Ltd.†	62,257	2,141,018
CF Industries Holdings, Inc.	773	64,321
Dow, Inc.	6,177	357,834
DuPont de Nemours, Inc.	3,783	290,043
Eastman Chemical Co.	1,032	103,427
Ecolab, Inc.	1,094	252,605
FMC Corp.	1,097	69,879
International Flavors & Fragrances, Inc.	2,245	193,047
Linde PLC	2,047	950,463
LyondellBasell Industries NV, Class A	2,251	230,232
Mosaic Co.	2,875	93,322
PPG Industries, Inc.	2,074	300,523
Sherwin-Williams Co.	1,036	359,834
		6,917,208

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services — 1.8%
Automatic Data Processing, Inc.	7,468	$ 1,865,058
Cintas Corp.	341	234,277
CoStar Group, Inc.†	2,047	197,740
Equifax, Inc.	662	177,098
Global Payments, Inc.	18,728	2,503,185
H&R Block, Inc.	49,311	2,421,663
MarketAxess Holdings, Inc.	333	73,010
Moody's Corp.	734	288,484
PayPal Holdings, Inc.†	9,427	631,515
Quanta Services, Inc.	397	103,141
Robert Half, Inc.	916	72,621
Rollins, Inc.	1,408	65,148
S&P Global, Inc.	1,582	673,062
Verisk Analytics, Inc.	574	135,309
		9,441,311
Computers — 1.4%
Accenture PLC, Class A	2,537	879,350
Amdocs, Ltd.	39,747	3,591,936
Cognizant Technology Solutions Corp., Class A	4,380	321,010
EPAM Systems, Inc.†	305	84,229
Hewlett Packard Enterprise Co.	11,434	202,725
HP, Inc.	7,670	231,787
International Business Machines Corp.	8,048	1,536,846
Leidos Holdings, Inc.	1,209	158,488
NetApp, Inc.	1,141	119,771
Seagate Technology Holdings PLC	1,011	94,074
Western Digital Corp.†	2,852	194,620
		7,414,836
Cosmetics/Personal Care — 3.3%
Colgate-Palmolive Co.	44,834	4,037,302
Estee Lauder Cos., Inc., Class A	2,049	315,854
Kenvue, Inc.	261,761	5,617,391
Procter & Gamble Co.	12,625	2,048,406
Unilever PLC ADR	96,617	4,849,207
		16,868,160
Distribution/Wholesale — 0.6%
Fastenal Co.	2,516	194,084
LKQ Corp.	51,476	2,749,333
Pool Corp.	146	58,911
WW Grainger, Inc.	97	98,678
		3,101,006
Diversified Financial Services — 4.0%
American Express Co.	1,509	343,584
Ameriprise Financial, Inc.	414	181,514
Ares Management Corp., Class A	18,150	2,413,587
BlackRock, Inc.	4,350	3,626,595
Capital One Financial Corp.	3,346	498,186
Cboe Global Markets, Inc.	334	61,366
Charles Schwab Corp.	54,109	3,914,245
CME Group, Inc.	2,026	436,178
Discover Financial Services	1,012	132,663
Franklin Resources, Inc.	2,640	74,210
Intercontinental Exchange, Inc.	5,037	692,235
Invesco, Ltd.	3,954	65,597
LPL Financial Holdings, Inc.	6,796	1,795,503
Mastercard, Inc., Class A	2,032	978,550
Nasdaq, Inc.	14,932	942,209
Raymond James Financial, Inc.	23,937	3,073,990
Synchrony Financial	3,579	154,326
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
T. Rowe Price Group, Inc.	1,969	$ 240,061
Visa, Inc., Class A	4,730	1,320,048
		20,944,647
Electric — 4.1%
AES Corp.	5,890	105,608
Alliant Energy Corp.	2,244	113,098
Ameren Corp.	2,312	170,996
American Electric Power Co., Inc.	4,626	398,299
CenterPoint Energy, Inc.	5,552	158,176
CMS Energy Corp.	2,589	156,220
Consolidated Edison, Inc.	3,036	275,699
Constellation Energy Corp.	1,545	285,593
Dominion Energy, Inc.	7,360	362,038
DTE Energy Co.	1,816	203,646
Duke Energy Corp.	48,654	4,705,328
Edison International	29,030	2,053,292
Entergy Corp.	1,860	196,565
Evergy, Inc.	2,020	107,828
Eversource Energy	35,068	2,096,014
Exelon Corp.	8,756	328,963
FirstEnergy Corp.	4,543	175,451
NextEra Energy, Inc.	18,045	1,153,256
NRG Energy, Inc.	1,986	134,432
PG&E Corp.	18,766	314,518
Pinnacle West Capital Corp.	14,316	1,069,835
PPL Corp.	6,483	178,477
Public Service Enterprise Group, Inc.	4,383	292,697
Sempra	36,984	2,656,561
Southern Co.	9,592	688,130
WEC Energy Group, Inc.	2,774	227,801
Xcel Energy, Inc.	46,639	2,506,846
		21,115,367
Electrical Components & Equipment — 1.1%
AMETEK, Inc.	1,056	193,142
Eaton Corp. PLC	1,335	417,428
Emerson Electric Co.	45,785	5,192,935
Generac Holdings, Inc.†	211	26,615
		5,830,120
Electronics — 0.8%
Allegion PLC	478	64,391
Amphenol Corp., Class A	2,321	267,727
Garmin, Ltd.	620	92,299
Honeywell International, Inc.	5,798	1,190,040
Hubbell, Inc.	255	105,838
Jabil, Inc.	516	69,118
Keysight Technologies, Inc.†	1,536	240,200
Mettler-Toledo International, Inc.†	117	155,761
TE Connectivity, Ltd.	13,016	1,890,444
Trimble, Inc.†	2,188	140,820
		4,216,638
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	753	91,098
First Solar, Inc.†	940	158,672
		249,770
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	1,105	169,872
Entertainment — 0.0%
Caesars Entertainment, Inc.†	797	34,861

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Environmental Control — 0.1%
Pentair PLC	436	$ 37,252
Republic Services, Inc.	773	147,983
Veralto Corp.	1,929	171,025
Waste Management, Inc.	1,709	364,273
		720,533
Food — 1.8%
Campbell Soup Co.	1,730	76,898
Conagra Brands, Inc.	86,512	2,564,216
General Mills, Inc.	24,339	1,703,000
Hershey Co.	818	159,101
Hormel Foods Corp.	2,549	88,934
J.M. Smucker Co.	933	117,437
Kellanova	2,320	132,913
Koninklijke Ahold Delhaize NV	29,238	874,383
Kraft Heinz Co.	7,012	258,743
Kroger Co.	5,821	332,554
Lamb Weston Holdings, Inc.	432	46,021
McCormick & Co., Inc.	2,212	169,904
Mondelez International, Inc., Class A	32,077	2,245,390
Sysco Corp.	4,379	355,487
Tyson Foods, Inc., Class A	2,518	147,882
		9,272,863
Forest Products & Paper — 0.0%
International Paper Co.	3,043	118,738
Gas — 0.5%
Atmos Energy Corp.	20,155	2,395,825
NiSource, Inc.	3,636	100,572
		2,496,397
Hand/Machine Tools — 0.0%
Snap-on, Inc.	255	75,536
Stanley Black & Decker, Inc.	1,348	132,010
		207,546
Healthcare-Products — 4.9%
Abbott Laboratories	15,270	1,735,588
Agilent Technologies, Inc.	2,578	375,125
Align Technology, Inc.†	282	92,473
Baxter International, Inc.	4,467	190,920
Bio-Techne Corp.	1,383	97,349
Boston Scientific Corp.†	35,265	2,415,300
Cooper Cos., Inc.	1,014	102,880
Danaher Corp.	5,785	1,444,630
Dentsply Sirona, Inc.	1,863	61,833
Edwards Lifesciences Corp.†	3,361	321,177
GE HealthCare Technologies, Inc.	3,724	338,549
Hologic, Inc.†	2,065	160,987
IDEXX Laboratories, Inc.†	322	173,858
Insulet Corp.†	381	65,303
Intuitive Surgical, Inc.†	1,054	420,641
Medtronic PLC	97,713	8,515,688
ResMed, Inc.	1,293	256,053
Revvity, Inc.	1,085	113,925
STERIS PLC	383	86,106
Stryker Corp.	1,070	382,921
Teleflex, Inc.	413	93,408
Thermo Fisher Scientific, Inc.	2,107	1,224,610
Waters Corp.†	328	112,908
Zimmer Biomet Holdings, Inc.	52,362	6,910,737
		25,692,969
Security Description	Shares or Principal Amount	Value

Healthcare-Services — 4.5%
Catalent, Inc.†	1,589	$ 89,699
Centene Corp.†	46,929	3,682,988
Charles River Laboratories International, Inc.†	451	122,198
DaVita, Inc.†	213	29,405
Elevance Health, Inc.	9,606	4,981,095
HCA Healthcare, Inc.	906	302,178
Humana, Inc.	1,075	372,724
IQVIA Holdings, Inc.†	995	251,626
Laboratory Corp. of America Holdings	747	163,190
Molina Healthcare, Inc.†	209	85,863
Quest Diagnostics, Inc.	26,081	3,471,642
UnitedHealth Group, Inc.	15,711	7,772,232
Universal Health Services, Inc., Class B	11,991	2,187,878
		23,512,718
Home Builders — 0.5%
Lennar Corp., Class A	15,095	2,596,038
Household Products/Wares — 0.8%
Avery Dennison Corp.	708	158,061
Church & Dwight Co., Inc.	1,170	122,043
Clorox Co.	1,092	167,196
Kimberly-Clark Corp.	30,037	3,885,286
		4,332,586
Insurance — 5.7%
Aflac, Inc.	4,630	397,532
Allstate Corp.	21,629	3,742,033
American International Group, Inc.(1)	6,175	482,700
Aon PLC, Class A	863	288,000
Arthur J Gallagher & Co.	934	233,537
Assurant, Inc.	457	86,026
Berkshire Hathaway, Inc., Class B†	24,902	10,471,789
Brown & Brown, Inc.	457	40,006
Chubb, Ltd.	9,169	2,375,963
Cincinnati Financial Corp.	1,381	171,479
Everest Group, Ltd.	5,547	2,204,932
Globe Life, Inc.	754	87,743
Hartford Financial Services Group, Inc.	2,625	270,506
Loews Corp.	1,603	125,499
Marsh & McLennan Cos., Inc.	2,077	427,820
MetLife, Inc.	67,538	5,005,241
Principal Financial Group, Inc.	1,930	166,578
Progressive Corp.	2,574	532,355
Prudential Financial, Inc.	3,175	372,745
Travelers Cos., Inc.	2,007	461,891
W.R. Berkley Corp.	1,783	157,689
Willis Towers Watson PLC	6,297	1,731,675
		29,833,739
Internet — 1.7%
Airbnb, Inc., Class A†	1,916	316,063
Alphabet, Inc., Class C†	12,345	1,879,650
CDW Corp.	684	174,953
eBay, Inc.	4,565	240,941
Etsy, Inc.†	590	40,545
F5, Inc.†	29,895	5,667,793
Gen Digital, Inc.	4,929	110,410
Match Group, Inc.†	2,391	86,745
VeriSign, Inc.†	403	76,373
		8,593,473

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Iron/Steel — 0.1%
Nucor Corp.	800	$ 158,320
Steel Dynamics, Inc.	495	73,374
		231,694
Leisure Time — 0.0%
Carnival Corp.†	2,570	41,994
Lodging — 0.3%
Las Vegas Sands Corp.	1,267	65,504
MGM Resorts International†	769	36,304
Wyndham Hotels & Resorts, Inc.	21,377	1,640,685
		1,742,493
Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	1,880	688,889
Oshkosh Corp.	9,554	1,191,479
		1,880,368
Machinery-Diversified — 0.8%
Deere & Co.	984	404,168
Dover Corp.	1,230	217,944
IDEX Corp.	665	162,273
Ingersoll Rand, Inc.	819	77,764
Middleby Corp.†	12,535	2,015,503
Nordson Corp.	477	130,956
Otis Worldwide Corp.	2,175	215,912
Rockwell Automation, Inc.	524	152,657
Westinghouse Air Brake Technologies Corp.	1,575	229,446
Xylem, Inc.	2,121	274,118
		3,880,741
Media — 1.2%
Charter Communications, Inc., Class A†	469	136,306
Comcast Corp., Class A	34,852	1,510,834
FactSet Research Systems, Inc.	178	80,881
Fox Corp., Class A	2,105	65,823
Fox Corp., Class B	1,160	33,199
News Corp., Class A	3,342	87,494
News Corp., Class B	1,008	27,277
Paramount Global, Class B	4,244	49,952
Walt Disney Co.	32,503	3,977,067
Warner Bros. Discovery, Inc.†	19,518	170,392
		6,139,225
Mining — 0.1%
Freeport-McMoRan, Inc.	6,306	296,508
Newmont Corp.	10,137	363,310
		659,818
Miscellaneous Manufacturing — 0.4%
3M Co.	4,861	515,606
A.O. Smith Corp.	400	35,784
Illinois Tool Works, Inc.	1,291	346,414
Parker-Hannifin Corp.	249	138,392
Siemens AG	4,457	850,901
Teledyne Technologies, Inc.†	415	178,168
Textron, Inc.	1,724	165,383
		2,230,648
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	452	136,251
Oil & Gas — 6.2%
Chevron Corp.	21,335	3,365,383
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
ConocoPhillips	20,899	$ 2,660,025
Coterra Energy, Inc.	94,564	2,636,444
Devon Energy Corp.	5,636	282,814
Diamondback Energy, Inc.	9,241	1,831,289
EOG Resources, Inc.	15,910	2,033,934
EQT Corp.	3,618	134,119
Exxon Mobil Corp.	71,873	8,354,518
Hess Corp.	11,640	1,776,730
Marathon Oil Corp.	2,420	68,583
Marathon Petroleum Corp.	1,457	293,585
Occidental Petroleum Corp.	5,790	376,292
Phillips 66	24,600	4,018,164
Pioneer Natural Resources Co.	1,028	269,850
Shell PLC	51,321	1,700,338
TotalEnergies SE ADR	30,031	2,067,034
Valero Energy Corp.	2,995	511,217
		32,380,319
Oil & Gas Services — 0.6%
Baker Hughes Co.	60,234	2,017,839
Halliburton Co.	7,829	308,619
Schlumberger NV	12,555	688,140
		3,014,598
Packaging & Containers — 1.3%
Amcor PLC	12,713	120,901
Ball Corp.	2,773	186,789
Packaging Corp. of America	12,305	2,335,243
Sealed Air Corp.	42,871	1,594,801
Sonoco Products Co.	40,809	2,360,393
Westrock Co.	2,260	111,757
		6,709,884
Pharmaceuticals — 9.8%
AbbVie, Inc.	9,783	1,781,484
AstraZeneca PLC ADR	31,605	2,141,239
Becton Dickinson & Co.	11,118	2,751,149
Bristol-Myers Squibb Co.	17,896	970,500
Cardinal Health, Inc.	2,140	239,466
Cencora, Inc.	1,456	353,793
Cigna Group	2,573	934,488
CVS Health Corp.	34,107	2,720,374
Dexcom, Inc.†	1,323	183,500
Henry Schein, Inc.†	36,200	2,733,824
Johnson & Johnson	105,767	16,731,282
McKesson Corp.	1,156	620,599
Merck & Co., Inc.	61,217	8,077,583
Pfizer, Inc.	235,261	6,528,493
Roche Holding AG	7,796	1,985,631
Roche Holding AG ADR	55,998	1,787,456
Viatris, Inc.	10,552	125,991
Zoetis, Inc.	1,817	307,455
		50,974,307
Pipelines — 0.9%
Kinder Morgan, Inc.	17,009	311,945
ONEOK, Inc.	25,460	2,041,128
Targa Resources Corp.	19,168	2,146,625
Williams Cos., Inc.	6,526	254,318
		4,754,016

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Private Equity — 0.4%
Blackstone, Inc.	1,772	$ 232,787
KKR & Co., Inc.	16,722	1,681,899
		1,914,686
Real Estate — 0.6%
CBRE Group, Inc., Class A†	28,923	2,812,472
REITS — 3.0%
Alexandria Real Estate Equities, Inc.	1,385	178,540
American Tower Corp.	8,698	1,718,638
AvalonBay Communities, Inc.	1,248	231,579
Boston Properties, Inc.	1,270	82,944
Camden Property Trust	939	92,398
Crown Castle, Inc.	27,785	2,940,487
Digital Realty Trust, Inc.	1,571	226,287
Equinix, Inc.	438	361,495
Equity Residential	3,035	191,539
Essex Property Trust, Inc.	564	138,073
Extra Space Storage, Inc.	1,859	273,273
Federal Realty Investment Trust	646	65,969
Gaming & Leisure Properties, Inc.	48,979	2,256,463
Healthpeak Properties, Inc.	6,227	116,756
Host Hotels & Resorts, Inc.	83,005	1,716,543
Invitation Homes, Inc.	5,060	180,187
Iron Mountain, Inc.	1,259	100,984
Kimco Realty Corp.	5,859	114,895
Mid-America Apartment Communities, Inc.	1,027	135,133
Prologis, Inc.	8,127	1,058,298
Public Storage	807	234,078
Realty Income Corp.	26,042	1,408,872
Regency Centers Corp.	1,445	87,509
SBA Communications Corp.	569	123,302
Simon Property Group, Inc.	1,806	282,621
UDR, Inc.	2,661	99,548
Ventas, Inc.	3,539	154,088
VICI Properties, Inc.	9,099	271,059
Welltower, Inc.	4,868	454,866
Weyerhaeuser Co.	6,419	230,506
		15,526,930
Retail — 2.9%
AutoZone, Inc.†	48	151,279
Bath & Body Works, Inc.	1,988	99,440
Best Buy Co., Inc.	1,686	138,302
CarMax, Inc.†	1,389	120,996
Costco Wholesale Corp.	2,264	1,658,674
Darden Restaurants, Inc.	504	84,244
Dollar General Corp.	1,931	301,352
Dollar Tree, Inc.†	18,015	2,398,697
Domino's Pizza, Inc.	184	91,426
Genuine Parts Co.	1,233	191,029
Home Depot, Inc.	5,515	2,115,554
Lowe's Cos., Inc.	5,059	1,288,679
McDonald's Corp.	3,573	1,007,407
O'Reilly Automotive, Inc.†	140	158,043
Starbucks Corp.	4,083	373,145
Target Corp.	4,060	719,472
TJX Cos., Inc.	3,509	355,883
Tractor Supply Co.	551	144,208
Ulta Beauty, Inc.†	145	75,818
Walgreens Boots Alliance, Inc.	6,296	136,560
Security Description	Shares or Principal Amount	Value

Retail (continued)
Walmart, Inc.	51,034	$ 3,070,716
Yum! Brands, Inc.	1,335	185,098
		14,866,022
Semiconductors — 3.0%
Analog Devices, Inc.	22,762	4,502,096
Intel Corp.	37,188	1,642,594
Microchip Technology, Inc.	1,948	174,755
Micron Technology, Inc.	9,710	1,144,712
NXP Semiconductors NV	13,374	3,313,676
ON Semiconductor Corp.†	2,105	154,823
Qorvo, Inc.†	849	97,491
QUALCOMM, Inc.	19,227	3,255,131
Skyworks Solutions, Inc.	1,410	152,731
Teradyne, Inc.	1,345	151,756
Texas Instruments, Inc.	5,039	877,844
		15,467,609
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	348	101,432
Software — 0.9%
Akamai Technologies, Inc.†	703	76,458
ANSYS, Inc.†	328	113,868
Autodesk, Inc.†	904	235,420
Broadridge Financial Solutions, Inc.	446	91,368
Dayforce, Inc.†	618	40,918
Electronic Arts, Inc.	18,567	2,463,284
Fidelity National Information Services, Inc.	5,212	386,626
Fiserv, Inc.†	2,534	404,984
Jack Henry & Associates, Inc.	641	111,361
MSCI, Inc.	299	167,575
Paychex, Inc.	1,690	207,532
Paycom Software, Inc.	241	47,961
PTC, Inc.†	420	79,355
Roper Technologies, Inc.	536	300,610
Take-Two Interactive Software, Inc.†	697	103,497
		4,830,817
Telecommunications — 3.7%
AT&T, Inc.	62,888	1,106,829
BCE, Inc.	27,307	927,940
Cisco Systems, Inc.	177,108	8,839,460
Corning, Inc.	94,751	3,122,993
Juniper Networks, Inc.	2,831	104,917
Motorola Solutions, Inc.	614	217,958
T-Mobile US, Inc.	4,593	749,669
Verizon Communications, Inc.	98,894	4,149,592
		19,219,358
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	1,147	64,828
Transportation — 3.0%
C.H. Robinson Worldwide, Inc.	1,026	78,120
CSX Corp.	8,691	322,175
Expeditors International of Washington, Inc.	806	97,985
FedEx Corp.	2,022	585,854
JB Hunt Transport Services, Inc.	717	142,862
Knight-Swift Transportation Holdings, Inc.	33,009	1,816,155
Norfolk Southern Corp.	16,010	4,080,469
Union Pacific Corp.	2,950	725,494
United Parcel Service, Inc., Class B	50,492	7,504,626
		15,353,740

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water — 0.0%
American Water Works Co., Inc.	1,713	$ 209,346
Total Common Stocks (cost $456,869,282)		511,532,343
UNAFFILIATED INVESTMENT COMPANIES — 0.4%
iShares S&P 500 Value ETF (cost $2,103,222)	12,000	2,241,720
Total Long-Term Investment Securities (cost $458,972,504)		513,774,063
SHORT-TERM INVESTMENTS — 0.0%
U.S. Government — 0.0%
United States Treasury Bills
5.20%, 07/16/2024(2) (cost $98,470)	$100,000	98,466
REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 03/28/2024, to be repurchased 04/01/2024 in the amount of $485,180 and collateralized by $319,100 of United States Treasury Inflation Indexed Bonds, bearing interest at 2.00% due 01/15/2026 and having an approximate value of $494,934	485,094	485,094
Security Description	Shares or Principal Amount	Value

Bank of America Securities LLC Joint Repurchase Agreement(3)	535,000	$ 535,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	550,000	550,000
BNP Paribas SA Joint Repurchase Agreement(3)	535,000	535,000
Deutsche Bank AG Joint Repurchase Agreement(3)	535,000	535,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	535,000	535,000
Total Repurchase Agreements (cost $3,175,094)		3,175,094
TOTAL INVESTMENTS (cost $462,246,068)(4)	99.4%	517,047,623
Other assets less liabilities	0.6	3,041,792
NET ASSETS	100.0%	$520,089,415
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 8)
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
3	Long	S&P 500 E-Mini Index	June 2024	$777,958	$796,275	$18,317
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	EUR	1,866,194	USD	2,029,295	06/28/2024	$ 8,898	$ —
Goldman Sachs International	CAD	1,073,506	USD	791,266	06/28/2024	—	(2,244)
JPMorgan Chase Bank, N.A.	EUR	2,044,304	USD	2,221,747	06/28/2024	8,522	—
Morgan Stanley & Co. International PLC	EUR	1,866,194	USD	2,029,854	06/28/2024	9,457	—
	GBP	2,896,394	USD	3,665,170	06/28/2024	7,845	—
						17,302	—
UBS AG	CHF	1,491,316	USD	1,679,380	06/28/2024	9,915	—
Unrealized Appreciation (Depreciation)						$ 44,637	$ (2,244)
CAD—Canadian Dollar
CHF—Swiss Franc
EUR—Euro Currency
GBP—British Pound
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$511,532,343	$ —	$—	$511,532,343
Unaffiliated Investment Companies	2,241,720	—	—	2,241,720
Short-Term Investments	—	98,466	—	98,466
Repurchase Agreements	—	3,175,094	—	3,175,094
Total Investments at Value	$513,774,063	$3,273,560	$—	$517,047,623
Other Financial Instruments:†
Futures Contracts	$ 18,317	$ —	$—	$ 18,317
Forward Foreign Currency Contracts	—	44,637	—	44,637
Total Other Financial Instruments	$ 18,317	$ 44,637	$—	$ 62,954
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$ —	$ 2,244	$—	$ 2,244
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO PROFILE — March 31, 2024— (unaudited)

Industry Allocation*
Software	14.4%
Commercial Services	8.7
Healthcare-Products	8.6
Retail	6.9
Internet	6.2
Diversified Financial Services	4.8
Pharmaceuticals	4.6
Computers	4.2
Distribution/Wholesale	3.6
Electronics	2.9
Semiconductors	2.5
Healthcare-Services	2.4
Entertainment	2.3
Pipelines	1.9
Building Materials	1.9
Miscellaneous Manufacturing	1.7
Machinery-Diversified	1.5
Biotechnology	1.4
Apparel	1.4
Insurance	1.4
Beverages	1.2
Oil & Gas	1.2
Transportation	1.1
Lodging	1.1
Cosmetics/Personal Care	1.0
Media	1.0
Advertising	0.9
REITS	0.8
Engineering & Construction	0.8
Aerospace/Defense	0.7
Household Products/Wares	0.5
Home Builders	0.5
Electrical Components & Equipment	0.5
Repurchase Agreements	0.5
Banks	0.4
Electric	0.4
Unaffiliated Investment Companies	0.4
Food	0.4
Chemicals	0.4
Auto Parts & Equipment	0.3
Leisure Time	0.3
Energy-Alternate Sources	0.3
Environmental Control	0.3
Oil & Gas Services	0.3
Metal Fabricate/Hardware	0.3
Private Equity	0.2
Gas	0.2
Hand/Machine Tools	0.1
Telecommunications	0.1
Short-Term Investments	0.1
Machinery-Construction & Mining	0.1
Packaging & Containers	0.1
Office/Business Equipment	0.1
Airlines	0.1
E-Commerce/Services	0.1
100.1%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.6%
Advertising — 0.9%
Omnicom Group, Inc.	1,950	$ 188,682
Trade Desk, Inc., Class A†	15,478	1,353,087
		1,541,769
Aerospace/Defense — 0.7%
HEICO Corp.	1,878	358,698
HEICO Corp., Class A	1,219	187,653
Howmet Aerospace, Inc.	2,450	167,654
Spirit AeroSystems Holdings, Inc., Class A†	198	7,142
TransDigm Group, Inc.	399	491,408
		1,212,555
Airlines — 0.1%
American Airlines Group, Inc.†	4,020	61,707
Delta Air Lines, Inc.	546	26,137
		87,844
Apparel — 1.4%
Birkenstock Holding PLC†	120	5,670
Crocs, Inc.†	991	142,506
Deckers Outdoor Corp.†	1,292	1,216,108
On Holding AG, Class A†	25,660	907,851
Skechers USA, Inc., Class A†	1,558	95,443
Tapestry, Inc.	245	11,632
		2,379,210
Auto Parts & Equipment — 0.3%
Allison Transmission Holdings, Inc.	144	11,687
Mobileye Global, Inc., Class A†	16,968	545,521
		557,208
Banks — 0.4%
First Citizens BancShares, Inc., Class A	20	32,700
NU Holdings, Ltd., Class A†	54,319	648,026
		680,726
Beverages — 1.2%
Boston Beer Co., Inc., Class A†	145	44,141
Brown-Forman Corp., Class A	648	34,312
Brown-Forman Corp., Class B	5,195	268,166
Celsius Holdings, Inc.†	17,995	1,492,145
Constellation Brands, Inc., Class A	450	122,292
		1,961,056
Biotechnology — 1.4%
Alnylam Pharmaceuticals, Inc.†	3,105	464,042
Apellis Pharmaceuticals, Inc.†	3,785	222,482
Argenx SE ADR†	322	126,778
BeiGene, Ltd. ADR†	300	46,917
BioMarin Pharmaceutical, Inc.†	368	32,141
BioNTech SE ADR†	435	40,129
Bio-Rad Laboratories, Inc., Class A†	165	57,069
Certara, Inc.†	721	12,891
Exelixis, Inc.†	3,780	89,699
Illumina, Inc.†	786	107,934
Incyte Corp.†	2,269	129,265
Ionis Pharmaceuticals, Inc.†	2,045	88,651
Legend Biotech Corp. ADR†	2,050	114,984
Maravai LifeSciences Holdings, Inc., Class A†	1,061	9,199
Roivant Sciences, Ltd.†	5,737	60,468
Sarepta Therapeutics, Inc.†	2,542	329,087
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Ultragenyx Pharmaceutical, Inc.†	1,311	$ 61,211
United Therapeutics Corp.†	1,712	393,281
		2,386,228
Building Materials — 1.9%
Armstrong World Industries, Inc.	213	26,459
Builders FirstSource, Inc.†	3,918	817,099
Carrier Global Corp.	1,200	69,756
Eagle Materials, Inc.	374	101,635
Fortune Brands Innovations, Inc.	894	75,695
Trane Technologies PLC	2,271	681,754
Trex Co., Inc.†	3,836	382,641
Vulcan Materials Co.	3,737	1,019,902
		3,174,941
Chemicals — 0.4%
Axalta Coating Systems, Ltd.†	395	13,584
CF Industries Holdings, Inc.	750	62,408
FMC Corp.	310	19,747
PPG Industries, Inc.	2,508	363,409
RPM International, Inc.	1,055	125,492
		584,640
Commercial Services — 8.7%
Avis Budget Group, Inc.	107	13,103
Block, Inc.†	25,393	2,147,740
Booz Allen Hamilton Holding Corp.	4,738	703,309
Bright Horizons Family Solutions, Inc.†	769	87,174
Cintas Corp.	2,591	1,780,095
Corpay, Inc.†	2,451	756,231
CoStar Group, Inc.†	16,003	1,545,890
Equifax, Inc.	1,906	509,893
Euronet Worldwide, Inc.†	1,039	114,217
FTI Consulting, Inc.†	473	99,467
Gartner, Inc.†	5,410	2,578,785
Grand Canyon Education, Inc.†	138	18,797
H&R Block, Inc.	1,551	76,170
MarketAxess Holdings, Inc.	1,256	275,378
Morningstar, Inc.	802	247,313
Paylocity Holding Corp.†	1,606	276,007
Quanta Services, Inc.	1,591	413,342
RB Global, Inc.	4,768	363,178
Rollins, Inc.	5,970	276,232
Service Corp. International	1,936	143,670
Shift4 Payments, Inc., Class A†	894	59,067
Toast, Inc., Class A†	9,816	244,615
U-Haul Holding Co. †	49	3,309
U-Haul Holding Co. (Non-Voting)	642	42,808
United Rentals, Inc.	506	364,882
Valvoline, Inc.†	567	25,271
Verisk Analytics, Inc.	4,801	1,131,740
WEX, Inc.†	922	219,003
WillScot Mobile Mini Holdings Corp.†	3,283	152,659
		14,669,345
Computer Data Security — 0.0%
Snyk, Ltd.†(1)(2)	4,274	41,458
Computer Graphics — 0.0%
Canva, Inc.†(1)(2)	41	43,733
Computers — 4.2%
Crowdstrike Holdings, Inc., Class A†	11,086	3,554,061
CyberArk Software, Ltd.†	463	122,987
EPAM Systems, Inc.†	1,140	314,822

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
ExlService Holdings, Inc.†	23,665	$ 752,547
Fortinet, Inc.†	900	61,479
Genpact, Ltd.	735	24,218
Globant SA†	3,153	636,591
HP, Inc.	2,941	88,877
KBR, Inc.	2,763	175,893
NetApp, Inc.	1,368	143,599
Pure Storage, Inc., Class A†	7,063	367,205
Super Micro Computer, Inc.†	80	80,802
Zscaler, Inc.†	3,647	702,522
		7,025,603
Cosmetics/Personal Care — 1.0%
e.l.f. Beauty, Inc.†	8,537	1,673,508
Estee Lauder Cos., Inc., Class A	440	67,826
		1,741,334
Distribution/Wholesale — 3.6%
Copart, Inc.†	51,809	3,000,777
Fastenal Co.	14,287	1,102,099
Ferguson PLC	805	175,836
Pool Corp.	1,339	540,287
SiteOne Landscape Supply, Inc.†	1,289	224,995
Watsco, Inc.	390	168,468
WW Grainger, Inc.	737	749,750
		5,962,212
Diversified Financial Services — 4.8%
Ameriprise Financial, Inc.	1,672	733,072
Apollo Global Management, Inc.	18,331	2,061,321
Ares Management Corp., Class A	15,951	2,121,164
Blue Owl Capital, Inc.	6,282	118,479
Cboe Global Markets, Inc.	350	64,305
Evercore, Inc., Class A	2,127	409,639
Houlihan Lokey, Inc.	62	7,948
LPL Financial Holdings, Inc.	2,797	738,967
Rocket Cos., Inc., Class A†	704	10,243
SLM Corp.	1,440	31,378
TPG, Inc.	346	15,466
Tradeweb Markets, Inc., Class A	15,800	1,645,886
UWM Holdings Corp.	554	4,022
Western Union Co.	893	12,484
XP, Inc., Class A	447	11,470
		7,985,844
Electric — 0.4%
AES Corp.	6,808	122,067
CenterPoint Energy, Inc.	8,391	239,060
Vistra Corp.	4,443	309,455
		670,582
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	1,050	192,045
ChargePoint Holdings, Inc.†	5,942	11,290
Universal Display Corp.	3,509	591,091
		794,426
Electronics — 2.9%
Allegion PLC	2,404	323,843
Amphenol Corp., Class A	10,670	1,230,784
Celestica, Inc.†	1,400	62,916
Flex, Ltd.†	49,307	1,410,673
Hubbell, Inc.	1,133	470,252
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Jabil, Inc.	1,306	$ 174,939
Keysight Technologies, Inc.†	1,095	171,236
Mettler-Toledo International, Inc.†	643	856,019
TE Connectivity, Ltd.	504	73,201
Vontier Corp.	877	39,781
		4,813,644
Energy-Alternate Sources — 0.3%
Enphase Energy, Inc.†	3,980	481,500
First Solar, Inc.†	330	55,704
		537,204
Engineering & Construction — 0.8%
Comfort Systems USA, Inc.	425	135,027
EMCOR Group, Inc.	268	93,853
Fluor Corp.†	24,782	1,047,783
TopBuild Corp.†	34	14,985
		1,291,648
Enterprise Software / Services — 0.0%
Socure, Inc.†(1)(2)	920	5,750
Entertainment — 2.3%
Caesars Entertainment, Inc.†	1,403	61,367
Churchill Downs, Inc.	2,486	307,643
DraftKings, Inc., Class A†	47,507	2,157,293
Live Nation Entertainment, Inc.†	10,943	1,157,441
TKO Group Holdings, Inc.	1,031	89,089
Vail Resorts, Inc.	62	13,815
		3,786,648
Environmental Control — 0.3%
Clean Harbors, Inc.†	975	196,277
Republic Services, Inc.	750	143,580
Tetra Tech, Inc.	160	29,554
Waste Connections, Inc.	798	137,264
		506,675
Food — 0.4%
Albertsons Cos., Inc., Class A	598	12,821
Hershey Co.	355	69,047
Lamb Weston Holdings, Inc.	2,289	243,847
Performance Food Group Co.†	4,351	324,759
		650,474
Gas — 0.2%
Atmos Energy Corp.	2,073	246,418
Hand/Machine Tools — 0.1%
Lincoln Electric Holdings, Inc.	870	222,233
MSA Safety, Inc.	104	20,133
		242,366
Healthcare-Products — 8.6%
10X Genomics, Inc., Class A†	1,531	57,458
Agilent Technologies, Inc.	14,366	2,090,397
Align Technology, Inc.†	3,818	1,251,999
Avantor, Inc.†	20,824	532,470
Bio-Techne Corp.	4,788	337,027
Bruker Corp.	3,120	293,093
Exact Sciences Corp.†	21,823	1,507,096
Globus Medical, Inc., Class A†	2,661	142,736
IDEXX Laboratories, Inc.†	2,708	1,462,130
Inspire Medical Systems, Inc.†	5,306	1,139,676
Insulet Corp.†	2,481	425,243

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Lantheus Holdings, Inc.†	1,000	$ 62,240
Masimo Corp.†	1,270	186,500
Natera, Inc.†	1,815	166,000
Novocure, Ltd.†	1,750	27,353
Penumbra, Inc.†	1,446	322,718
Repligen Corp.†	1,040	191,277
ResMed, Inc.	4,573	905,591
Shockwave Medical, Inc.†	5,791	1,885,723
STERIS PLC	525	118,031
Tandem Diabetes Care, Inc.†	145	5,134
Waters Corp.†	977	336,313
West Pharmaceutical Services, Inc.	2,624	1,038,343
		14,484,548
Healthcare-Services — 2.4%
Acadia Healthcare Co., Inc.†	796	63,059
agilon health, Inc.†	4,323	26,370
Charles River Laboratories International, Inc.†	270	73,157
Chemed Corp.	460	295,288
DaVita, Inc.†	901	124,383
Encompass Health Corp.	112	9,249
Ginkgo Bioworks Holdings, Inc.†	2,388	2,770
ICON PLC†	658	221,055
IQVIA Holdings, Inc.†	5,335	1,349,168
Medpace Holdings, Inc.†	2,740	1,107,371
Molina Healthcare, Inc.†	1,299	533,668
Sotera Health Co.†	1,451	17,427
Tenet Healthcare Corp.†	1,950	204,964
		4,027,929
Home Builders — 0.5%
Lennar Corp., Class A	3,271	562,547
NVR, Inc.†	42	340,198
		902,745
Home Furnishings — 0.0%
Tempur Sealy International, Inc.	565	32,103
Household Products/Wares — 0.5%
Avery Dennison Corp.	703	156,945
Church & Dwight Co., Inc.	4,252	443,526
Clorox Co.	2,063	315,866
		916,337
Housewares — 0.0%
Scotts Miracle-Gro Co.	697	51,989
Insurance — 1.4%
Arch Capital Group, Ltd.†	4,941	456,746
Arthur J Gallagher & Co.	1,147	286,796
Brighthouse Financial, Inc.†	108	5,566
Brown & Brown, Inc.	1,543	135,074
Equitable Holdings, Inc.	5,621	213,654
Everest Group, Ltd.	96	38,160
Globe Life, Inc.	575	66,913
Hartford Financial Services Group, Inc.	1,325	136,541
Kinsale Capital Group, Inc.	854	448,128
Lincoln National Corp.	262	8,366
Primerica, Inc.	377	95,366
RenaissanceRe Holdings, Ltd.	228	53,587
RLI Corp.	148	21,974
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Ryan Specialty Holdings, Inc.	5,307	$ 294,538
Willis Towers Watson PLC	216	59,400
		2,320,809
Internet — 6.2%
CDW Corp.	4,275	1,093,459
Coupang, Inc.†	38,734	689,078
DoorDash, Inc., Class A†	12,279	1,691,064
eBay, Inc.	537	28,343
Etsy, Inc.†	1,115	76,623
Expedia Group, Inc.†	2,565	353,329
Gen Digital, Inc.	1,442	32,301
GoDaddy, Inc., Class A†	4,274	507,238
Lyft, Inc., Class A†	5,826	112,733
Maplebear, Inc.†	245	9,136
Match Group, Inc.†	8,060	292,417
Okta, Inc.†	163	17,053
Pinterest, Inc., Class A†	69,570	2,411,992
Reddit, Inc.†	1,356	66,878
Roku, Inc.†	258	16,814
Spotify Technology SA†	11,433	3,017,168
VeriSign, Inc.†	78	14,782
Wayfair, Inc., Class A†	491	33,329
		10,463,737
Iron/Steel — 0.0%
Steel Dynamics, Inc.	525	77,821
Leisure Time — 0.3%
Brunswick Corp.	91	8,783
Norwegian Cruise Line Holdings, Ltd.†	1,699	35,560
Peloton Interactive, Inc., Class A†	5,600	23,996
Planet Fitness, Inc., Class A†	678	42,463
Polaris, Inc.	79	7,910
Royal Caribbean Cruises, Ltd.†	2,700	375,327
YETI Holdings, Inc.†	1,445	55,705
		549,744
Lodging — 1.1%
Choice Hotels International, Inc.	492	62,164
Hilton Worldwide Holdings, Inc.	4,729	1,008,743
Hyatt Hotels Corp., Class A	500	79,810
Las Vegas Sands Corp.	10,020	518,034
MGM Resorts International†	1,300	61,373
Travel & Leisure Co.	532	26,047
Wyndham Hotels & Resorts, Inc.	96	7,368
Wynn Resorts, Ltd.	757	77,388
		1,840,927
Machinery-Construction & Mining — 0.1%
BWX Technologies, Inc.	1,035	106,212
Vertiv Holdings Co., Class A	1,268	103,557
		209,769
Machinery-Diversified — 1.5%
AGCO Corp.	450	55,359
Graco, Inc.	1,940	181,313
IDEX Corp.	102	24,890
Otis Worldwide Corp.	1,207	119,819
Rockwell Automation, Inc.	3,803	1,107,928
Toro Co.	9,405	861,780
Westinghouse Air Brake Technologies Corp.	475	69,198
Xylem, Inc.	471	60,872
		2,481,159

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media — 1.0%
Cable One, Inc.	7	$ 2,962
Endeavor Group Holdings, Inc., Class A	2,450	63,038
FactSet Research Systems, Inc.	1,318	598,886
Liberty Broadband Corp., Class A†	57	3,256
Liberty Broadband Corp., Class C†	402	23,006
Liberty Media Corp.-Liberty Formula One, Class C†	15,393	1,009,781
Nexstar Media Group, Inc.	185	31,874
		1,732,803
Metal Fabricate/Hardware — 0.3%
Advanced Drainage Systems, Inc.	2,167	373,244
RBC Bearings, Inc.†	275	74,346
Valmont Industries, Inc.	23	5,251
		452,841
Miscellaneous Manufacturing — 1.7%
A.O. Smith Corp.	216	19,323
Axon Enterprise, Inc.†	7,965	2,492,089
Donaldson Co., Inc.	838	62,582
Fabrinet †	1,799	340,047
		2,914,041
Office/Business Equipment — 0.1%
Zebra Technologies Corp., Class A†	394	118,767
Oil & Gas — 1.2%
APA Corp.	4,468	153,610
Chesapeake Energy Corp.	500	44,415
Coterra Energy, Inc.	2,050	57,154
Diamondback Energy, Inc.	3,004	595,303
Hess Corp.	2,588	395,032
Magnolia Oil & Gas Corp., Class A	3,500	90,825
Matador Resources Co.	1,343	89,672
Noble Corp. PLC	1,650	80,008
Ovintiv, Inc.	1,897	98,454
Permian Resources Corp.	8,872	156,680
Texas Pacific Land Corp.	309	178,760
		1,939,913
Oil & Gas Services — 0.3%
Halliburton Co.	12,287	484,354
Packaging & Containers — 0.1%
Ardagh Metal Packaging SA	2,225	7,632
Graphic Packaging Holding Co.	2,717	79,282
Sealed Air Corp.	1,326	49,327
		136,241
Pharmaceuticals — 4.6%
Alkermes PLC†	1,750	47,372
Ascendis Pharma A/S ADR†	485	73,317
BellRing Brands, Inc.†	6,590	389,008
Cardinal Health, Inc.	6,382	714,146
Cencora, Inc.	6,706	1,629,491
Dexcom, Inc.†	26,868	3,726,592
Elanco Animal Health, Inc.†	3,400	55,352
Jazz Pharmaceuticals PLC†	527	63,461
Neurocrine Biosciences, Inc.†	6,861	946,269
Vaxcyte, Inc.†	800	54,648
		7,699,656
Pipelines — 1.9%
Antero Midstream Corp.	1,888	26,545
Cheniere Energy, Inc.	11,839	1,909,394
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
New Fortress Energy, Inc.	1,080	$ 33,037
ONEOK, Inc.	534	42,811
Targa Resources Corp.	11,218	1,256,304
		3,268,091
Private Equity — 0.2%
KKR & Co., Inc.	2,724	273,980
REITS — 0.8%
CubeSmart	1,700	76,874
Equity LifeStyle Properties, Inc.	1,919	123,584
Iron Mountain, Inc.	3,792	304,156
Lamar Advertising Co., Class A	2,720	324,795
Rexford Industrial Realty, Inc.	1,100	55,330
SBA Communications Corp.	181	39,223
Simon Property Group, Inc.	2,005	313,762
Sun Communities, Inc.	447	57,475
Terreno Realty Corp.	900	59,760
UDR, Inc.	307	11,485
		1,366,444
Retail — 6.9%
Abercrombie & Fitch Co., Class A†	4,540	568,998
AutoZone, Inc.†	40	126,066
Best Buy Co., Inc.	440	36,093
BJ's Wholesale Club Holdings, Inc.†	1,723	130,345
Burlington Stores, Inc.†	5,525	1,282,850
CarMax, Inc.†	148	12,892
Carvana Co.†	1,100	96,701
Casey's General Stores, Inc.	314	99,993
Cava Group, Inc.†	620	43,431
Darden Restaurants, Inc.	2,164	361,713
Dick's Sporting Goods, Inc.	70	15,740
Domino's Pizza, Inc.	1,085	539,115
Five Below, Inc.†	4,534	822,377
Floor & Decor Holdings, Inc., Class A†	2,886	374,083
Freshpet, Inc.†	824	95,469
Lululemon Athletica, Inc.†	1,143	446,513
Murphy USA, Inc.	307	128,694
Ollie's Bargain Outlet Holdings, Inc.†	1,180	93,893
O'Reilly Automotive, Inc.†	540	609,595
Restaurant Brands International, Inc.	842	66,897
RH †	183	63,732
Ross Stores, Inc.	10,797	1,584,568
Texas Roadhouse, Inc.	1,115	172,234
Tractor Supply Co.	3,703	969,149
Ulta Beauty, Inc.†	1,755	917,654
Victoria's Secret & Co.†	573	11,105
Wendy's Co.	2,806	52,865
Williams-Sonoma, Inc.	437	138,761
Wingstop, Inc.	1,230	450,672
Yum! Brands, Inc.	8,608	1,193,499
		11,505,697
Semiconductors — 2.5%
Allegro MicroSystems, Inc.†	1,250	33,700
Analog Devices, Inc.	1	198
Astera Labs, Inc.†	463	34,350
Entegris, Inc.	1,161	163,167
Lattice Semiconductor Corp.†	4,769	373,079
Microchip Technology, Inc.	12,921	1,159,143
MKS Instruments, Inc.	5,533	735,889
Monolithic Power Systems, Inc.	1,562	1,058,130
ON Semiconductor Corp.†	1,050	77,227

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Onto Innovation, Inc.†	775	$ 140,337
Teradyne, Inc.	4,042	456,059
		4,231,279
Software — 14.0%
ANSYS, Inc.†	1,195	414,856
Appfolio, Inc., Class A†	530	130,772
AppLovin Corp., Class A†	2,661	184,194
Bentley Systems, Inc., Class B	5,824	304,129
BILL Holdings, Inc.†	550	37,796
Broadridge Financial Solutions, Inc.	3,423	701,236
Cloudflare, Inc., Class A†	15,048	1,457,098
Confluent, Inc., Class A†	6,946	211,992
Databricks, Inc.†(1)(2)	2,067	151,924
Datadog, Inc., Class A†	18,112	2,238,643
Dayforce, Inc.†	934	61,840
Descartes Systems Group, Inc.†	1,325	121,277
DocuSign, Inc.†	5,274	314,067
DoubleVerify Holdings, Inc.†	4,084	143,593
Doximity, Inc., Class A†	820	22,066
Dropbox, Inc., Class A†	3,784	91,951
Duolingo, Inc.†	300	66,174
Dynatrace, Inc.†	8,599	399,338
Elastic NV†	2,689	269,545
Electronic Arts, Inc.	450	59,702
Fair Isaac Corp.†	834	1,042,175
Five9, Inc.†	1,205	74,843
Gitlab, Inc., Class A†	9,605	560,164
HashiCorp, Inc., Class A†	1,109	29,888
HubSpot, Inc.†	3,063	1,919,153
Informatica, Inc., Class A†	17,523	613,305
Jack Henry & Associates, Inc.	385	66,886
Magic Leap, Inc., Class A†(1)(2)	9	26
Manhattan Associates, Inc.†	2,178	545,001
Monday.com, Ltd.†	550	124,229
MongoDB, Inc.†	5,332	1,912,268
MSCI, Inc.	1,420	795,839
nCino, Inc.†	105	3,925
Nutanix, Inc., Class A†	4,585	282,986
Palantir Technologies, Inc., Class A†	65,230	1,500,942
Paychex, Inc.	10,528	1,292,838
Paycom Software, Inc.	862	171,547
Paycor HCM, Inc.†	491	9,545
Pegasystems, Inc.	699	45,183
Playtika Holding Corp.	329	2,319
Procore Technologies, Inc.†	2,342	192,442
PTC, Inc.†	2,265	427,949
RingCentral, Inc., Class A†	1,394	48,428
ROBLOX Corp., Class A†	17,137	654,291
Samsara, Inc., Class A†	7,850	296,651
SentinelOne, Inc., Class A†	536	12,494
Smartsheet, Inc., Class A†	2,134	82,159
Snowflake, Inc., Class A†	3,337	539,259
Take-Two Interactive Software, Inc.†	400	59,396
Tanium Class B†(1)(2)	1,910	9,378
Teradata Corp.†	1,621	62,684
Twilio, Inc., Class A†	466	28,496
Tyler Technologies, Inc.†	1,179	501,087
UiPath, Inc., Class A†	4,868	110,358
Unity Software, Inc.†	1,913	51,077
Veeva Systems, Inc., Class A†	4,727	1,095,199
Security Description	Shares or Principal Amount	Value

Software (continued)
Workday, Inc., Class A†	2,904	$ 792,066
Workiva, Inc.†	650	55,120
ZoomInfo Technologies, Inc.†	2,595	41,598
		23,435,387
Telecommunications — 0.1%
Ciena Corp.†	1,000	49,450
Iridium Communications, Inc.	1,915	50,096
Motorola Solutions, Inc.	375	133,118
Ubiquiti, Inc.	58	6,719
		239,383
Transportation — 1.1%
C.H. Robinson Worldwide, Inc.	1,494	113,753
Expeditors International of Washington, Inc.	326	39,632
JB Hunt Transport Services, Inc.	271	53,997
Landstar System, Inc.	475	91,561
Old Dominion Freight Line, Inc.	6,536	1,433,410
Saia, Inc.†	268	156,780
		1,889,133
Total Common Stocks (cost $131,389,535)		165,629,168
CONVERTIBLE PREFERRED STOCKS — 0.5%
Computer Data Security — 0.0%
Snyk, Ltd. Series F†(1)(2)	7,164	69,491
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	2	2,133
E-Commerce/Services — 0.1%
Rappi, Inc. Series E†(1)(2)	1,959	80,623
Enterprise Software / Services — 0.0%
Socure, Inc. Series A†(1)(2)	1,118	6,987
Socure, Inc. Series A1†(1)(2)	918	5,738
Socure, Inc. Series B†(1)(2)	17	106
Socure, Inc. Series E†(1)(2)	2,127	13,294
		26,125
Internet — 0.0%
DataRobot, Inc. Series G†(1)(2)	2,952	14,435
Software — 0.4%
Databricks, Inc. Series F†(1)(2)	5,040	370,440
Databricks, Inc. Series G†(1)(2)	486	35,721
Databricks, Inc. Series H†(1)(2)	1,092	80,262
Tanium, Inc. Series G†(1)(2)	32,619	160,160
		646,583
Total Convertible Preferred Stocks (cost $713,654)		839,390

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 0.4%
iShares Russell Midcap Growth Index Fund (cost $633,418)	5,800	$ 662,012
Total Long-Term Investment Securities (cost $132,736,607)		167,130,570
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%(3)	182,325	182,325
T. Rowe Price Government Reserve Fund 5.39%(3)	145	145
		182,470
U.S. Government — 0.0%
United States Treasury Bills
5.20%, 07/16/2024(4)	$ 45,000	44,310
Total Short-Term Investments (cost $226,782)		226,780
REPURCHASE AGREEMENTS — 0.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 03/28/2024, to be repurchased 04/01/2024 in the amount of $230,657 and collateralized by $151,700 of United States Treasury Inflation Indexed Notes, bearing interest at 2.00% due 01/15/2026 and having an approximate value of $235,291	230,616	230,616
Bank of America Securities LLC Joint Repurchase Agreement(5)	105,000	105,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)	110,000	110,000
BNP Paribas SA Joint Repurchase Agreement(5)	105,000	105,000
Deutsche Bank AG Joint Repurchase Agreement(5)	105,000	105,000
Security Description	Shares or Principal Amount	Value

RBS Securities, Inc. Joint Repurchase Agreement(5)	105,000	$ 105,000
Total Repurchase Agreements (cost $760,616)		760,616
TOTAL INVESTMENTS (cost $133,724,005)(6)	100.1%	168,117,966
Other assets less liabilities	(0.1)	(117,618)
NET ASSETS	100.0%	$168,000,348
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc.
	08/16/2021	15	$25,563
	11/04/2021	26	44,324
		41	69,887	$ 43,733	$1,066.66	0.0%
Databricks, Inc.
	07/24/2020	1,404	22,481
	08/28/2020	663	10,608
		2,067	33,089	151,924	73.50	0.1
Magic Leap, Inc., Class A	12/28/2015	9	114,566	26	2.88	0.0
Snyk, Ltd.	09/03/2021	4,274	61,309	41,458	9.70	0.0
Socure, Inc.	12/22/2021	920	14,783	5,750	6.25	0.0
Tanium Class B	09/24/2020	1,910	21,765	9,378	4.91	0.0
Convertible Preferred Stocks
Canva, Inc. Series A	11/04/2021	2	3,410	2,133	1,066.66	0.0
Databricks, Inc. Series F	10/22/2019	5,040	72,153	370,440	73.50	0.2
Databricks, Inc. Series G	02/01/2021	486	28,734	35,721	73.50	0.0
Databricks, Inc. Series H	08/31/2021	1,092	80,245	80,262	73.50	0.1
DataRobot, Inc. Series G	06/11/2021	2,952	80,768	14,435	4.89	0.0
Rappi, Inc. Series E	09/08/2020	1,959	117,042	80,623	41.16	0.1
Snyk, Ltd. Series F	09/03/2021	7,164	102,205	69,491	9.70	0.0
Socure, Inc. Series A	12/22/2021	1,118	17,965	6,987	6.25	0.0
Socure, Inc. Series A1	12/22/2021	918	14,751	5,738	6.25	0.0
Socure, Inc. Series B	12/22/2021	17	273	106	6.25	0.0

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
Socure, Inc. Series E	10/27/2021	2,127	$34,178	$ 13,294	$ 6.25	0.0%
Tanium, Inc. Series G	08/26/2015	32,619	161,930	160,160	4.91	0.1
				$1,091,659		0.6%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of March 31, 2024.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	S&P Mid Cap 400 E-Mini Index	June 2024	$297,328	$307,740	$10,412
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Data Security	$ —	$ —	$ 41,458	$ 41,458
Computer Graphics	—	—	43,733	43,733
Enterprise Software / Services	—	—	5,750	5,750
Software	23,274,059	—	161,328	23,435,387
Other Industries	142,102,840	—	—	142,102,840
Convertible Preferred Stocks	—	—	839,390	839,390
Unaffiliated Investment Companies	662,012	—	—	662,012
Short-Term Investments:
U.S. Government	—	44,310	—	44,310
Other Short-Term Investments	182,470	—	—	182,470
Repurchase Agreements	—	760,616	—	760,616
Total Investments at Value	$166,221,381	$804,926	$1,091,659	$168,117,966
Other Financial Instruments:†
Futures Contracts	$ 10,412	$ —	$ —	$ 10,412
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Securities	Warrants
Balance as of March 31, 2023	$ 981,923	$737,377	$ 0
Accrued Discounts	—	—	—
Accrued Premiums	—	—	—
Realized Gain	651,329	—	—
Realized Loss	—	(68,787)	—
Change in unrealized appreciation(1)	49,969	188,736	—
Change in unrealized depreciation(1)	(614,434)	(17,936)	—
Net purchases	—	—	—
Net sales	(816,518)	(0)	(0)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of March 31, 2024	$ 252,269	$839,390	$—
(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at March 31, 2024 includes:
Common Stocks	Convertible Preferred Securities	Warrants
$41,126	$102,012	$—
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at March 31, 2024.
Level 3 investments in securities were not considered a significant portion of the Portfolio’s net assets at the end of the period.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO PROFILE — March 31, 2024— (unaudited)

Industry Allocation*
REITS	7.1%
Electric	6.3
Insurance	5.8
Banks	4.4
Diversified Financial Services	3.9
Commercial Services	3.9
Retail	3.2
Oil & Gas	3.2
Building Materials	3.0
Computers	3.0
Healthcare-Products	3.0
Healthcare-Services	3.0
Semiconductors	2.6
Food	2.5
Chemicals	2.5
Machinery-Diversified	2.4
Software	2.3
Oil & Gas Services	2.1
Electronics	2.1
Aerospace/Defense	2.1
Short-Term Investments	2.0
Transportation	1.8
Packaging & Containers	1.8
Hand/Machine Tools	1.5
Pharmaceuticals	1.4
Apparel	1.4
Telecommunications	1.3
Miscellaneous Manufacturing	1.3
Auto Manufacturers	1.2
Home Builders	1.1
Media	1.1
Pipelines	1.0
Biotechnology	1.0
Internet	0.9
Airlines	0.9
Mining	0.8
Distribution/Wholesale	0.8
Environmental Control	0.8
Leisure Time	0.8
Beverages	0.7
Office/Business Equipment	0.7
Cosmetics/Personal Care	0.5
Lodging	0.5
Food Service	0.5
Engineering & Construction	0.5
Auto Parts & Equipment	0.5
Household Products/Wares	0.4
Electrical Components & Equipment	0.4
Iron/Steel	0.4
Housewares	0.4
Unaffiliated Investment Companies	0.4
Shipbuilding	0.3
Real Estate	0.3
Gas	0.3
Entertainment	0.3
Toys/Games/Hobbies	0.2
Investment Companies	0.2
Private Equity	0.2
Machinery-Construction & Mining	0.2
Water	0.1
Advertising	0.1
Repurchase Agreements	0.1
Energy-Alternate Sources	0.1
Agriculture	0.1
Home Furnishings	0.1

Metal Fabricate/Hardware	0.1%
Forest Products & Paper	0.1
100.0%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.4%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	3,176	$ 103,633
Omnicom Group, Inc.	1,626	157,332
		260,965
Aerospace/Defense — 2.1%
Curtiss-Wright Corp.	314	80,365
HEICO Corp.	37	7,067
HEICO Corp., Class A	66	10,160
Hexcel Corp.	694	50,558
Howmet Aerospace, Inc.	15,611	1,068,260
L3Harris Technologies, Inc.	5,830	1,242,373
Mercury Systems, Inc.†	442	13,039
Rolls-Royce Holdings PLC†	124,149	668,616
Spirit AeroSystems Holdings, Inc., Class A†	21,968	792,386
TransDigm Group, Inc.	363	447,071
		4,379,895
Agriculture — 0.1%
Bunge Global SA	1,192	122,204
Darling Ingredients, Inc.†	1,305	60,695
		182,899
Airlines — 0.9%
Alaska Air Group, Inc.†	6,101	262,282
American Airlines Group, Inc.†	3,365	51,653
Delta Air Lines, Inc.	15,595	746,532
Southwest Airlines Co.	23,435	684,068
United Airlines Holdings, Inc.†	2,691	128,845
		1,873,380
Apparel — 1.4%
Birkenstock Holding PLC†	148	6,993
Capri Holdings, Ltd.†	931	42,174
Carter's, Inc.	296	25,065
Columbia Sportswear Co.	287	23,299
Puma SE	10,628	481,802
PVH Corp.	5,040	708,674
Ralph Lauren Corp.	4,552	854,684
Skechers USA, Inc., Class A†	9,469	580,071
Tapestry, Inc.	1,766	83,850
Under Armour, Inc., Class A†	1,552	11,454
Under Armour, Inc., Class C†	1,665	11,888
VF Corp.	12,704	194,879
		3,024,833
Auto Manufacturers — 1.2%
Cummins, Inc.	1,122	330,597
General Motors Co.	17,735	804,282
Lucid Group, Inc.†	6,136	17,488
PACCAR, Inc.	8,090	1,002,270
Rivian Automotive, Inc., Class A†	34,370	376,352
		2,530,989
Auto Parts & Equipment — 0.5%
Allison Transmission Holdings, Inc.	664	53,890
Aptiv PLC†	8,378	667,308
BorgWarner, Inc.	1,921	66,735
Gentex Corp.	1,930	69,712
Lear Corp.	477	69,108
Phinia, Inc.	384	14,757
QuantumScape Corp.†	2,786	17,524
		959,034
Security Description	Shares or Principal Amount	Value

Banks — 4.4%
Bank of New York Mellon Corp.	6,266	$ 361,047
Bank OZK	877	39,868
BOK Financial Corp.	228	20,976
Citizens Financial Group, Inc.	3,832	139,063
Columbia Banking System, Inc.	15,644	302,711
Comerica, Inc.	1,084	59,609
Commerce Bancshares, Inc.	988	52,562
Cullen/Frost Bankers, Inc.	487	54,822
East West Bancorp, Inc.	8,132	643,323
Fifth Third Bancorp	39,483	1,469,162
First Citizens BancShares, Inc., Class A	80	130,800
First Hawaiian, Inc.	1,047	22,992
First Horizon Corp.	4,578	70,501
FNB Corp.	2,944	41,510
Huntington Bancshares, Inc.	11,850	165,308
KeyCorp	7,675	121,342
M&T Bank Corp.	5,631	818,973
Northern Trust Corp.	8,742	777,339
NU Holdings, Ltd., Class A†	6,067	72,379
Pinnacle Financial Partners, Inc.	620	53,246
Popular, Inc.	11,002	969,166
Prosperity Bancshares, Inc.	5,500	361,790
Regions Financial Corp.	32,676	687,503
State Street Corp.	2,484	192,063
Synovus Financial Corp.	1,191	47,711
Webster Financial Corp.	16,827	854,307
Western Alliance Bancorp	12,229	784,980
Wintrust Financial Corp.	501	52,299
Zions Bancorp NA	1,198	51,993
		9,419,345
Beverages — 0.7%
Boston Beer Co., Inc., Class A†	6	1,826
Brown-Forman Corp., Class A	83	4,395
Brown-Forman Corp., Class B	308	15,899
Coca-Cola Europacific Partners PLC	7,006	490,070
Constellation Brands, Inc., Class A	2,110	573,414
Molson Coors Beverage Co., Class B	1,440	96,840
Monster Beverage Corp.†	5,318	315,251
		1,497,695
Biotechnology — 1.0%
Alnylam Pharmaceuticals, Inc.†	203	30,338
Biogen, Inc.†	2,551	550,072
BioMarin Pharmaceutical, Inc.†	1,360	118,782
Bio-Rad Laboratories, Inc., Class A†	169	58,452
Certara, Inc.†	627	11,211
Corteva, Inc.	17,540	1,011,532
Exelixis, Inc.†	663	15,733
Illumina, Inc.†	915	125,648
Incyte Corp.†	398	22,674
Ionis Pharmaceuticals, Inc.†	163	7,066
Maravai LifeSciences Holdings, Inc., Class A†	381	3,303
Roivant Sciences, Ltd.†	162	1,708
Royalty Pharma PLC, Class A	3,059	92,902
United Therapeutics Corp.†	372	85,456
		2,134,877
Building Materials — 3.0%
Armstrong World Industries, Inc.	4,306	534,891
AZEK Co., Inc.†	1,183	59,410
Builders FirstSource, Inc.†	999	208,341
Carrier Global Corp.	7,466	433,999
Eagle Materials, Inc.	96	26,088

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building Materials (continued)
Fortune Brands Innovations, Inc.	1,041	$ 88,141
Hayward Holdings, Inc.†	1,093	16,734
Johnson Controls International PLC	10,758	702,713
Lennox International, Inc.	263	128,544
Louisiana-Pacific Corp.	529	44,388
Martin Marietta Materials, Inc.	509	312,495
Masco Corp.	8,621	680,025
MDU Resources Group, Inc.	1,664	41,933
Mohawk Industries, Inc.†	436	57,068
Owens Corning	729	121,597
Summit Materials, Inc., Class A†	24,470	1,090,628
Trane Technologies PLC	3,028	909,006
Vulcan Materials Co.	3,449	941,301
		6,397,302
Chemicals — 2.5%
Albemarle Corp.	965	127,129
Ashland, Inc.	5,825	567,180
Axalta Coating Systems, Ltd.†	1,627	55,953
Celanese Corp.	814	139,894
CF Industries Holdings, Inc.	1,586	131,971
Chemours Co.	1,224	32,142
Dow, Inc.	5,886	340,976
DuPont de Nemours, Inc.	11,697	896,809
Eastman Chemical Co.	8,075	809,276
Element Solutions, Inc.	1,838	45,913
FMC Corp.	10,787	687,132
Huntsman Corp.	1,365	35,531
International Flavors & Fragrances, Inc.	7,113	611,647
LyondellBasell Industries NV, Class A	2,132	218,061
Mosaic Co.	2,683	87,090
NewMarket Corp.	51	32,366
Olin Corp.	989	58,153
PPG Industries, Inc.	1,449	209,960
RPM International, Inc.	847	100,751
Westlake Corp.	266	40,645
		5,228,579
Commercial Services — 3.9%
ADT, Inc.	2,106	14,152
Affirm Holdings, Inc.†	1,854	69,080
API Group Corp.†	13,549	532,069
Ashtead Group PLC	6,304	448,752
Avis Budget Group, Inc.	1,691	207,080
Block, Inc.†	2,854	241,391
Bright Horizons Family Solutions, Inc.†	7,280	825,261
Cintas Corp.	79	54,275
Clarivate PLC†	3,809	28,301
Corpay, Inc.†	3,440	1,061,378
CoStar Group, Inc.†	1,899	183,443
Driven Brands Holdings, Inc.†	501	7,911
Dun & Bradstreet Holdings, Inc.	29,775	298,941
Equifax, Inc.	309	82,664
Euronet Worldwide, Inc.†	180	19,787
FTI Consulting, Inc.†	223	46,895
Global Payments, Inc.	11,095	1,482,958
Grand Canyon Education, Inc.†	177	24,109
GXO Logistics, Inc.†	964	51,825
H&R Block, Inc.	416	20,430
Hertz Global Holdings, Inc.†	1,081	8,464
ManpowerGroup, Inc.	399	30,978
Mister Car Wash, Inc.†	625	4,844
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Morningstar, Inc.	1,763	$ 543,656
Quanta Services, Inc.	2,736	710,813
R1 RCM, Inc.†	1,259	16,216
RB Global, Inc.	352	26,812
Robert Half, Inc.	851	67,467
Service Corp. International	752	55,806
TransUnion	6,120	488,376
U-Haul Holding Co. †	39	2,634
U-Haul Holding Co. (Non-Voting)	509	33,940
United Rentals, Inc.	443	319,452
Valvoline, Inc.†	789	35,166
Vestis Corp.	964	18,576
WEX, Inc.†	191	45,368
WillScot Mobile Mini Holdings Corp.†	1,148	53,382
		8,162,652
Computers — 3.0%
Amdocs, Ltd.	948	85,671
CACI International, Inc., Class A†	182	68,947
Check Point Software Technologies, Ltd.†	1,811	297,022
Cognizant Technology Solutions Corp., Class A	4,136	303,127
Crane NXT Co.	396	24,512
DXC Technology Co.†	1,591	33,745
Fortinet, Inc.†	3,041	207,731
Genpact, Ltd.	1,095	36,080
Hewlett Packard Enterprise Co.	10,691	189,551
HP, Inc.	5,668	171,287
KBR, Inc.	11,578	737,056
Kyndryl Holdings, Inc.†	1,870	40,691
Leidos Holdings, Inc.	8,099	1,061,698
Lumentum Holdings, Inc.†	550	26,043
NCR Atleos Corp.†	531	10,487
NCR Voyix Corp.†	1,063	13,426
NetApp, Inc.	1,022	107,279
Pure Storage, Inc., Class A†	9,586	498,376
Science Applications International Corp.	427	55,677
Western Digital Corp.†	35,507	2,422,998
		6,391,404
Cosmetics/Personal Care — 0.5%
Coty, Inc., Class A†	3,101	37,088
Kenvue, Inc.	49,487	1,061,991
Olaplex Holdings, Inc.†	1,073	2,060
		1,101,139
Distribution/Wholesale — 0.8%
Core & Main, Inc., Class A†	1,429	81,810
Fastenal Co.	1,181	91,102
Ferguson PLC	1,592	347,741
LKQ Corp.	17,995	961,113
SiteOne Landscape Supply, Inc.†	248	43,288
Watsco, Inc.	208	89,850
WESCO International, Inc.	364	62,346
		1,677,250
Diversified Financial Services — 3.9%
Affiliated Managers Group, Inc.	275	46,054
Air Lease Corp.	852	43,827
Ally Financial, Inc.	2,229	90,475
Apollo Global Management, Inc.	5,096	573,045
Blue Owl Capital, Inc.	3,193	60,220
Cboe Global Markets, Inc.	2,574	472,921
Coinbase Global, Inc., Class A†	1,411	374,084
Credit Acceptance Corp.†	52	28,681

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Discover Financial Services	5,441	$ 713,261
Evercore, Inc., Class A	3,639	700,835
Franklin Resources, Inc.	2,467	69,347
Houlihan Lokey, Inc.	386	49,481
Interactive Brokers Group, Inc., Class A	854	95,400
Invesco, Ltd.	2,991	49,621
Janus Henderson Group PLC	1,102	36,245
Jefferies Financial Group, Inc.	1,492	65,797
Lazard, Inc.	901	37,725
Nasdaq, Inc.	3,037	191,635
OneMain Holdings, Inc.	13,080	668,257
Raymond James Financial, Inc.	7,818	1,003,987
Rocket Cos., Inc., Class A†	623	9,065
SEI Investments Co.	827	59,461
SLM Corp.	27,354	596,044
SoFi Technologies, Inc.†	7,829	57,152
Stifel Financial Corp.	805	62,927
Synchrony Financial	3,337	143,891
T. Rowe Price Group, Inc.	1,817	221,529
TPG, Inc.	11,538	515,749
Tradeweb Markets, Inc., Class A	617	64,273
UWM Holdings Corp.	491	3,565
Virtu Financial, Inc., Class A	698	14,323
Voya Financial, Inc.	8,094	598,308
Western Union Co.	40,638	568,119
XP, Inc., Class A	2,439	62,585
		8,347,889
Electric — 6.3%
AES Corp.	25,850	463,490
Alliant Energy Corp.	12,417	625,817
Ameren Corp.	12,917	955,341
Avangrid, Inc.	585	21,317
Brookfield Renewable Corp., Class A	1,097	26,953
CenterPoint Energy, Inc.	32,954	938,859
Clearway Energy, Inc., Class A	285	6,130
Clearway Energy, Inc., Class C	675	15,559
CMS Energy Corp.	12,113	730,898
Consolidated Edison, Inc.	2,860	259,717
Constellation Energy Corp.	7,721	1,427,227
Dominion Energy, Inc.	12,879	633,518
DTE Energy Co.	1,698	190,414
Edison International	8,309	587,696
Entergy Corp.	1,744	184,306
Evergy, Inc.	5,148	274,800
Eversource Energy	2,872	171,659
FirstEnergy Corp.	30,409	1,174,396
Hawaiian Electric Industries, Inc.	902	10,166
IDACORP, Inc.	416	38,642
NRG Energy, Inc.	1,848	125,091
OGE Energy Corp.	1,647	56,492
PG&E Corp.	107,516	1,801,968
Pinnacle West Capital Corp.	7,059	527,519
PPL Corp.	6,082	167,437
Public Service Enterprise Group, Inc.	13,233	883,700
Sempra	6,489	466,105
Vistra Corp.	2,064	143,758
WEC Energy Group, Inc.	2,600	213,512
Xcel Energy, Inc.	4,541	244,079
		13,366,566
Security Description	Shares or Principal Amount	Value

Electrical Components & Equipment — 0.4%
Acuity Brands, Inc.	254	$ 68,257
AMETEK, Inc.	1,895	346,595
Eaton Corp. PLC	1,166	364,585
Generac Holdings, Inc.†	493	62,187
Littelfuse, Inc.	199	48,228
Universal Display Corp.	211	35,543
		925,395
Electronics — 2.1%
Allegion PLC	3,765	507,183
Amphenol Corp., Class A	2,388	275,456
Arrow Electronics, Inc.†	444	57,480
Avnet, Inc.	748	37,086
Coherent Corp.†	1,069	64,803
Flex, Ltd.†	22,789	651,993
Fortive Corp.	2,914	250,662
Garmin, Ltd.	1,266	188,470
Hubbell, Inc.	240	99,612
Jabil, Inc.	382	51,169
Keysight Technologies, Inc.†	1,069	167,170
nVent Electric PLC	1,355	102,167
Sensata Technologies Holding PLC	9,915	364,277
TD SYNNEX Corp.	478	54,062
TE Connectivity, Ltd.	8,752	1,271,141
Trimble, Inc.†	2,030	130,651
Vontier Corp.	848	38,465
Woodward, Inc.	493	75,981
		4,387,828
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	877	148,038
Plug Power, Inc.†	4,330	14,895
Sunrun, Inc.†	1,757	23,157
		186,090
Engineering & Construction — 0.5%
AECOM	1,118	109,654
EMCOR Group, Inc.	250	87,550
Jacobs Solutions, Inc.	4,259	654,736
MasTec, Inc.†	512	47,744
TopBuild Corp.†	244	107,538
		1,007,222
Entertainment — 0.3%
AMC Entertainment Holdings, Inc., Class A†	2,028	7,544
Caesars Entertainment, Inc.†	1,001	43,784
International Game Technology PLC	13,665	308,692
Liberty Media Corp.-Liberty Live, Class A†	161	6,818
Liberty Media Corp.-Liberty Live, Class C†	385	16,871
Live Nation Entertainment, Inc.†	998	105,559
Madison Square Garden Sports Corp.†	153	28,232
Marriott Vacations Worldwide Corp.	288	31,026
Penn Entertainment, Inc.†	1,232	22,435
Vail Resorts, Inc.	280	62,392
		633,353
Environmental Control — 0.8%
Clean Harbors, Inc.†	417	83,946
GFL Environmental, Inc.	11,854	408,963
Pentair PLC	4,168	356,114
Republic Services, Inc.	3,669	702,393

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Environmental Control (continued)
Stericycle, Inc.†	758	$ 39,985
Tetra Tech, Inc.	357	65,941
		1,657,342
Food — 2.5%
Albertsons Cos., Inc., Class A	19,771	423,890
Campbell Soup Co.	1,576	70,053
Conagra Brands, Inc.	3,919	116,159
Flowers Foods, Inc.	31,584	750,120
General Mills, Inc.	4,459	311,996
Grocery Outlet Holding Corp.†	782	22,506
Hormel Foods Corp.	2,385	83,213
Ingredion, Inc.	5,243	612,645
J.M. Smucker Co.	846	106,486
Kellanova	2,141	122,658
Kroger Co.	5,377	307,188
Lamb Weston Holdings, Inc.	67	7,137
McCormick & Co., Inc.	2,071	159,073
Performance Food Group Co.†	669	49,934
Pilgrim's Pride Corp.†	338	11,600
Post Holdings, Inc.†	418	44,425
Seaboard Corp.	2	6,448
Sysco Corp.	5,989	486,187
Tyson Foods, Inc., Class A	16,353	960,412
US Foods Holding Corp.†	12,214	659,190
WK Kellogg Co.	535	10,058
		5,321,378
Food Service — 0.5%
Aramark	17,819	579,474
Compass Group PLC	16,794	492,396
		1,071,870
Forest Products & Paper — 0.1%
International Paper Co.	2,853	111,324
Gas — 0.3%
Atmos Energy Corp.	4,210	500,443
National Fuel Gas Co.	732	39,323
NiSource, Inc.	3,406	94,210
UGI Corp.	1,721	42,233
		676,209
Hand/Machine Tools — 1.5%
Lincoln Electric Holdings, Inc.	30	7,663
MSA Safety, Inc.	252	48,785
Regal Rexnord Corp.	4,121	742,192
Snap-on, Inc.	429	127,078
Stanley Black & Decker, Inc.	21,905	2,145,157
		3,070,875
Healthcare-Products — 3.0%
Agilent Technologies, Inc.	3,774	549,155
Avantor, Inc.†	5,558	142,118
Azenta, Inc.†	452	27,247
Baxter International, Inc.	24,832	1,061,320
Bio-Techne Corp.	73	5,138
Cooper Cos., Inc.	1,601	162,437
Dentsply Sirona, Inc.	18,419	611,327
Enovis Corp.†	432	26,978
Envista Holdings Corp.†	1,348	28,820
Exact Sciences Corp.†	960	66,298
Globus Medical, Inc., Class A†	699	37,494
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Hologic, Inc.†	1,906	$ 148,592
ICU Medical, Inc.†	167	17,922
Integra LifeSciences Holdings Corp.†	561	19,887
QIAGEN NV	1,821	78,285
QuidelOrtho Corp.†	440	21,094
Repligen Corp.†	255	46,900
Revvity, Inc.	3,975	417,375
STERIS PLC	2,848	640,287
Tandem Diabetes Care, Inc.†	459	16,253
Teleflex, Inc.	3,296	745,456
Zimmer Biomet Holdings, Inc.	10,912	1,440,166
		6,310,549
Healthcare-Services — 3.0%
Acadia Healthcare Co., Inc.†	739	58,544
agilon health, Inc.†	258	1,574
Amedisys, Inc.†	264	24,330
Catalent, Inc.†	14,624	825,525
Centene Corp.†	5,620	441,058
Charles River Laboratories International, Inc.†	2,580	699,051
Chemed Corp.	34	21,826
Encompass Health Corp.	758	62,596
Fortrea Holdings, Inc.†	729	29,262
Ginkgo Bioworks Holdings, Inc.†	11,778	13,662
Humana, Inc.	768	266,281
ICON PLC†	2,164	726,996
IQVIA Holdings, Inc.†	109	27,565
Laboratory Corp. of America Holdings	2,233	487,821
Molina Healthcare, Inc.†	217	89,150
Quest Diagnostics, Inc.	923	122,860
Select Medical Holdings Corp.	47,062	1,418,919
Sotera Health Co.†	303	3,639
Teladoc Health, Inc.†	1,358	20,506
Tenet Healthcare Corp.†	831	87,346
Universal Health Services, Inc., Class B	4,547	829,646
		6,258,157
Home Builders — 1.1%
D.R. Horton, Inc.	2,495	410,552
Lennar Corp., Class A	1,996	343,272
Lennar Corp., Class B	107	16,497
NVR, Inc.†	22	178,199
PulteGroup, Inc.	1,765	212,894
Thor Industries, Inc.	422	49,518
Toll Brothers, Inc.	9,177	1,187,229
		2,398,161
Home Furnishings — 0.1%
Dolby Laboratories, Inc., Class A	481	40,293
Leggett & Platt, Inc.	1,091	20,893
Tempur Sealy International, Inc.	1,095	62,218
Whirlpool Corp.	441	52,757
		176,161
Household Products/Wares — 0.4%
Avery Dennison Corp.	2,686	599,650
Church & Dwight Co., Inc.	209	21,801
Henkel AG & Co. KGaA (Preference Shares)	3,655	293,768
Reynolds Consumer Products, Inc.	447	12,766
Spectrum Brands Holdings, Inc.	249	22,163
		950,148

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Housewares — 0.4%
Newell Brands, Inc.	31,006	$ 248,978
Scotts Miracle-Gro Co.	7,481	558,008
		806,986
Insurance — 5.8%
Aflac, Inc.	4,784	410,754
Allstate Corp.	5,561	962,108
American Financial Group, Inc.	589	80,387
Arch Capital Group, Ltd.†	2,532	234,058
Arthur J Gallagher & Co.	1,667	416,817
Assurant, Inc.	6,617	1,245,584
Assured Guaranty, Ltd.	452	39,437
Axis Capital Holdings, Ltd.	640	41,613
Brighthouse Financial, Inc.†	470	24,224
Brown & Brown, Inc.	1,192	104,348
Cincinnati Financial Corp.	1,265	157,075
CNA Financial Corp.	214	9,720
Corebridge Financial, Inc.	1,865	53,581
Equitable Holdings, Inc.	20,730	787,947
Everest Group, Ltd.	1,413	561,667
Fidelity National Financial, Inc.	2,137	113,475
First American Financial Corp.	825	50,366
Globe Life, Inc.	713	82,972
Hanover Insurance Group, Inc.	5,492	747,846
Hartford Financial Services Group, Inc.	17,539	1,807,394
Jackson Financial, Inc., Class A	15,887	1,050,766
Kemper Corp.	4,041	250,219
Lincoln National Corp.	1,262	40,296
Loews Corp.	1,508	118,061
Markel Group, Inc.†	108	164,320
MGIC Investment Corp.	2,268	50,712
Old Republic International Corp.	2,119	65,096
Primerica, Inc.	101	25,549
Principal Financial Group, Inc.	1,954	168,650
Prudential Financial, Inc.	2,992	351,261
Reinsurance Group of America, Inc.	548	105,698
RenaissanceRe Holdings, Ltd.	2,923	686,993
RLI Corp.	258	38,305
Unum Group	1,584	84,997
W.R. Berkley Corp.	1,647	145,661
White Mountains Insurance Group, Ltd.	20	35,886
Willis Towers Watson PLC	3,204	881,100
		12,194,943
Internet — 0.9%
CDW Corp.	65	16,626
DoorDash, Inc., Class A†	554	76,297
eBay, Inc.	4,011	211,701
Etsy, Inc.†	431	29,618
Expedia Group, Inc.†	294	40,499
F5, Inc.†	487	92,330
Gen Digital, Inc.	3,851	86,262
GoDaddy, Inc., Class A†	4,843	574,767
IAC, Inc.†	610	32,537
Maplebear, Inc.†	54	2,014
Match Group, Inc.†	221	8,018
Okta, Inc.†	1,179	123,347
Open Lending Corp.†	29,307	183,462
Robinhood Markets, Inc., Class A†	5,211	104,897
Roku, Inc.†	902	58,783
TripAdvisor, Inc.†	885	24,594
VeriSign, Inc.†	693	131,331
Security Description	Shares or Principal Amount	Value

Internet (continued)
Wayfair, Inc., Class A†	450	$ 30,546
Zillow Group, Inc., Class A†	444	21,250
Zillow Group, Inc., Class C†	1,272	62,048
		1,910,927
Investment Companies — 0.2%
Main Street Capital Corp.	9,540	451,337
Iron/Steel — 0.4%
Cleveland-Cliffs, Inc.†	4,103	93,302
Nucor Corp.	2,024	400,549
Reliance, Inc.	470	157,065
Steel Dynamics, Inc.	1,255	186,029
United States Steel Corp.	1,824	74,383
		911,328
Leisure Time — 0.8%
Brunswick Corp.	6,260	604,215
Carnival Corp.†	8,189	133,808
Harley-Davidson, Inc.	1,041	45,533
Norwegian Cruise Line Holdings, Ltd.†	29,443	616,242
Planet Fitness, Inc., Class A†	367	22,985
Polaris, Inc.	405	40,549
Royal Caribbean Cruises, Ltd.†	1,348	187,386
		1,650,718
Lodging — 0.5%
Boyd Gaming Corp.	581	39,113
Hilton Worldwide Holdings, Inc.	1,113	237,414
Hyatt Hotels Corp., Class A	3,443	549,572
MGM Resorts International†	2,263	106,836
Travel & Leisure Co.	317	15,520
Wyndham Hotels & Resorts, Inc.	621	47,662
Wynn Resorts, Ltd.	803	82,091
		1,078,208
Machinery-Construction & Mining — 0.2%
BWX Technologies, Inc.	623	63,932
Oshkosh Corp.	537	66,970
Vertiv Holdings Co., Class A	2,621	214,057
		344,959
Machinery-Diversified — 2.4%
AGCO Corp.	3,605	443,487
CNH Industrial NV	8,052	104,354
Cognex Corp.	1,423	60,364
Crane Co.	395	53,376
Dover Corp.	1,149	203,591
Esab Corp.	7,021	776,312
Flowserve Corp.	1,077	49,197
Gates Industrial Corp. PLC†	1,358	24,050
Graco, Inc.	813	75,983
IDEX Corp.	572	139,580
Ingersoll Rand, Inc.	7,128	676,804
Middleby Corp.†	4,405	708,280
Nordson Corp.	471	129,308
Otis Worldwide Corp.	3,206	318,260
Westinghouse Air Brake Technologies Corp.	7,750	1,129,020
Xylem, Inc.	1,721	222,422
		5,114,388
Media — 1.1%
Cable One, Inc.	43	18,195
Fox Corp., Class A	2,007	62,759
Fox Corp., Class B	1,106	31,654

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Liberty Broadband Corp., Class A†	108	$ 6,169
Liberty Broadband Corp., Class C†	761	43,552
Liberty Media Corp.-Liberty Formula One, Class A†	196	11,513
Liberty Media Corp.-Liberty Formula One, Class C†	1,598	104,829
Liberty Media Corp.-Liberty SiriusXM†	1,265	37,583
Liberty Media Corp.-Liberty SiriusXM, Class A†	612	18,176
New York Times Co., Class A	1,330	57,483
News Corp., Class A	49,586	1,298,161
News Corp., Class B	7,302	197,592
Nexstar Media Group, Inc.	175	30,151
Paramount Global, Class A	75	1,637
Paramount Global, Class B	4,751	55,919
Sirius XM Holdings, Inc.	5,306	20,587
Sphere Entertainment Co.†	3,728	182,970
Warner Bros. Discovery, Inc.†	18,156	158,502
		2,337,432
Metal Fabricate/Hardware — 0.1%
RBC Bearings, Inc.†	233	62,992
Timken Co.	503	43,977
Valmont Industries, Inc.	160	36,525
		143,494
Mining — 0.8%
Alcoa Corp.	1,464	49,469
Cameco Corp.	9,911	429,345
Franco-Nevada Corp.	5,010	596,961
Freeport-McMoRan, Inc.	11,317	532,125
MP Materials Corp.†	857	12,255
Royal Gold, Inc.	540	65,777
SSR Mining, Inc.	1,675	7,471
		1,693,403
Miscellaneous Manufacturing — 1.3%
A.O. Smith Corp.	890	79,619
Carlisle Cos., Inc.	399	156,348
Donaldson Co., Inc.	583	43,538
ITT, Inc.	4,857	660,698
Parker-Hannifin Corp.	1,053	585,247
Teledyne Technologies, Inc.†	384	164,859
Textron, Inc.	10,505	1,007,745
		2,698,054
Office/Business Equipment — 0.7%
Zebra Technologies Corp., Class A†	4,805	1,448,419
Oil & Gas — 3.2%
Antero Resources Corp.†	2,329	67,541
APA Corp.	284	9,764
Chesapeake Energy Corp.	17,304	1,537,114
Coterra Energy, Inc.	6,151	171,490
Devon Energy Corp.	5,282	265,051
Diamondback Energy, Inc.	6,006	1,190,209
EQT Corp.	2,970	110,098
Hess Corp.	1,012	154,472
HF Sinclair Corp.	1,317	79,507
Marathon Oil Corp.	4,811	136,344
Ovintiv, Inc.	1,178	61,138
Permian Resources Corp.	27,432	484,449
Phillips 66	3,625	592,107
Pioneer Natural Resources Co.	2,005	526,313
Range Resources Corp.	1,928	66,381
Southwestern Energy Co.†	9,035	68,485
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Suncor Energy, Inc.	17,753	$ 655,263
Valero Energy Corp.	3,579	610,900
		6,786,626
Oil & Gas Services — 2.1%
Baker Hughes Co.	25,603	857,700
Expro Group Holdings NV†	17,945	358,362
Halliburton Co.	15,822	623,703
NOV, Inc.	3,231	63,069
SEACOR Marine Holdings, Inc.†	3,681	51,313
TechnipFMC PLC†	56,398	1,416,154
Tidewater, Inc.†	11,684	1,074,928
		4,445,229
Packaging & Containers — 1.8%
Amcor PLC	11,869	112,874
AptarGroup, Inc.	539	77,557
Ardagh Group SA†	205	1,758
Ardagh Metal Packaging SA	83	285
Ball Corp.	13,793	929,097
Berry Global Group, Inc.	9,634	582,664
Crown Holdings, Inc.	5,720	453,367
Graphic Packaging Holding Co.	25,324	738,954
Packaging Corp. of America	729	138,350
Sealed Air Corp.	529	19,679
Silgan Holdings, Inc.	665	32,292
Sonoco Products Co.	805	46,561
Westrock Co.	11,873	587,120
		3,720,558
Pharmaceuticals — 1.4%
Alkermes PLC†	13,546	366,690
Cardinal Health, Inc.	992	111,005
Cencora, Inc.	3,778	918,016
Elanco Animal Health, Inc.†	36,280	590,638
Henry Schein, Inc.†	1,074	81,108
Jazz Pharmaceuticals PLC†	242	29,142
Organon & Co.	14,336	269,517
Perrigo Co. PLC	1,111	35,763
Premier, Inc., Class A	977	21,592
Viatris, Inc.	51,920	619,925
		3,043,396
Pipelines — 1.0%
Antero Midstream Corp.	1,860	26,152
DT Midstream, Inc.	799	48,819
Kinder Morgan, Inc.	8,500	155,890
ONEOK, Inc.	4,531	363,250
Plains GP Holdings LP, Class A	27,610	503,882
Targa Resources Corp.	6,277	702,961
Williams Cos., Inc.	10,037	391,142
		2,192,096
Private Equity — 0.2%
KKR & Co., Inc.	4,123	414,691
Private Equity Investments — 0.0%
Carlyle Group, Inc.	1,737	81,483
Real Estate — 0.3%
CBRE Group, Inc., Class A†	2,503	243,392
Howard Hughes Holdings, Inc.†	277	20,116
Jones Lang LaSalle, Inc.†	2,292	447,146
		710,654

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS — 7.1%
AGNC Investment Corp.	5,702	$ 56,450
Agree Realty Corp.	816	46,610
Alexandria Real Estate Equities, Inc.	1,429	184,212
American Homes 4 Rent, Class A	2,743	100,888
Americold Realty Trust, Inc.	2,335	58,188
Annaly Capital Management, Inc.	4,118	81,083
Apartment Income REIT Corp.	1,208	39,224
Apartment Investment & Management Co., Class A†	47,480	388,861
AvalonBay Communities, Inc.	1,168	216,734
Boston Properties, Inc.	1,292	84,381
Brixmor Property Group, Inc.	24,051	563,996
Camden Property Trust	855	84,132
Cousins Properties, Inc.	1,246	29,954
CubeSmart	1,842	83,295
Digital Realty Trust, Inc.	2,489	358,516
Douglas Emmett, Inc.	8,640	119,837
EastGroup Properties, Inc.	377	67,773
EPR Properties	611	25,937
Equity LifeStyle Properties, Inc.	985	63,434
Equity Residential	12,344	779,030
Essex Property Trust, Inc.	2,375	581,424
Extra Space Storage, Inc.	6,222	914,634
Federal Realty Investment Trust	666	68,012
First Industrial Realty Trust, Inc.	1,087	57,111
Gaming & Leisure Properties, Inc.	2,107	97,069
Healthcare Realty Trust, Inc.	3,128	44,261
Healthpeak Properties, Inc.	5,818	109,088
Highwoods Properties, Inc.	857	22,436
Host Hotels & Resorts, Inc.	26,928	556,871
Invitation Homes, Inc.	5,036	179,332
Iron Mountain, Inc.	1,205	96,653
Kilroy Realty Corp.	961	35,009
Kimco Realty Corp.	5,405	105,992
Lamar Advertising Co., Class A	164	19,583
Medical Properties Trust, Inc.	4,889	22,978
Mid-America Apartment Communities, Inc.	4,441	584,347
National Storage Affiliates Trust	618	24,201
NET Lease Office Properties	119	2,832
NNN REIT, Inc.	1,494	63,854
Omega Healthcare Investors, Inc.	2,016	63,847
Park Hotels & Resorts, Inc.	1,712	29,943
Rayonier, Inc.	16,651	553,479
Realty Income Corp.	6,854	370,801
Regency Centers Corp.	10,569	640,059
Rexford Industrial Realty, Inc.	17,224	866,367
Rithm Capital Corp.	3,968	44,283
SBA Communications Corp.	795	172,276
Simon Property Group, Inc.	3,514	549,906
STAG Industrial, Inc.	10,749	413,192
Starwood Property Trust, Inc.	2,427	49,341
Sun Communities, Inc.	9,237	1,187,693
UDR, Inc.	2,552	95,470
Ventas, Inc.	3,292	143,334
VICI Properties, Inc.	28,279	842,431
Vornado Realty Trust	16,323	469,613
Welltower, Inc.	4,567	426,740
Weyerhaeuser Co.	18,980	681,572
WP Carey, Inc.	9,324	526,247
		15,144,816
Retail — 3.2%
Advance Auto Parts, Inc.	11,551	982,875
Security Description	Shares or Principal Amount	Value

Retail (continued)
AutoNation, Inc.†	234	$ 38,746
Bath & Body Works, Inc.	19,339	967,337
Best Buy Co., Inc.	1,368	112,217
BJ's Wholesale Club Holdings, Inc.†	5,483	414,789
Burlington Stores, Inc.†	3,317	770,174
CarMax, Inc.†	1,228	106,971
Casey's General Stores, Inc.	263	83,752
Cava Group, Inc.†	89	6,234
Darden Restaurants, Inc.	1,808	302,207
Dick's Sporting Goods, Inc.	430	96,690
Dollar General Corp.	6,523	1,017,979
Dollar Tree, Inc.†	1,692	225,290
Freshpet, Inc.†	258	29,892
GameStop Corp., Class A†	2,206	27,619
Gap, Inc.	1,601	44,108
Genuine Parts Co.	1,156	179,099
Kohl's Corp.	910	26,526
Lithia Motors, Inc.	223	67,092
Macy's, Inc.	2,228	44,538
MSC Industrial Direct Co., Inc., Class A	381	36,972
Murphy USA, Inc.	8	3,354
Nordstrom, Inc.	940	19,054
Ollie's Bargain Outlet Holdings, Inc.†	345	27,452
Penske Automotive Group, Inc.	161	26,080
Petco Health & Wellness Co., Inc.†	675	1,539
RH †	107	37,264
Ross Stores, Inc.	3,584	525,988
Victoria's Secret & Co.†	351	6,802
Walgreens Boots Alliance, Inc.	5,903	128,036
Wendy's Co.	14,981	282,242
Williams-Sonoma, Inc.	457	145,111
Yum! Brands, Inc.	282	39,099
		6,823,128
Savings & Loans — 0.0%
New York Community Bancorp, Inc.	5,865	18,885
TFS Financial Corp.	412	5,175
		24,060
Semiconductors — 2.5%
Cirrus Logic, Inc.†	443	41,004
Entegris, Inc.	1,166	163,870
GlobalFoundries, Inc.†	646	33,663
IPG Photonics Corp.†	247	22,400
Marvell Technology, Inc.	15,267	1,082,125
Microchip Technology, Inc.	1,256	112,676
MKS Instruments, Inc.	14,089	1,873,837
NXP Semiconductors NV	2,478	613,974
ON Semiconductor Corp.†	9,053	665,848
Qorvo, Inc.†	806	92,553
Skyworks Solutions, Inc.	4,630	501,522
Teradyne, Inc.	212	23,920
Wolfspeed, Inc.†	1,021	30,119
		5,257,511
Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	2,507	730,715
Software — 2.3%
Akamai Technologies, Inc.†	1,230	133,775
ANSYS, Inc.†	125	43,395
AppLovin Corp., Class A†	1,229	85,071
Aspen Technology, Inc.†	226	48,201
Bentley Systems, Inc., Class B	117	6,110

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
BILL Holdings, Inc.†	845	$ 58,068
Broadridge Financial Solutions, Inc.	158	32,368
CCC Intelligent Solutions Holdings, Inc.†	2,789	33,356
Concentrix Corp.	362	23,972
Dayforce, Inc.†	1,125	74,486
DocuSign, Inc.†	9,200	547,860
Doximity, Inc., Class A†	524	14,101
Dropbox, Inc., Class A†	233	5,662
Electronic Arts, Inc.	4,906	650,879
Fidelity National Information Services, Inc.	11,766	872,802
Guidewire Software, Inc.†	672	78,429
HashiCorp, Inc., Class A†	253	6,818
Informatica, Inc., Class A†	329	11,515
Jack Henry & Associates, Inc.	409	71,056
MSCI, Inc.	316	177,102
nCino, Inc.†	529	19,774
Nutanix, Inc., Class A†	1,515	93,506
Paycor HCM, Inc.†	287	5,579
Playtika Holding Corp.	29	204
PTC, Inc.†	450	85,023
SentinelOne, Inc., Class A†	1,712	39,907
SS&C Technologies Holdings, Inc.	11,440	736,393
Take-Two Interactive Software, Inc.†	1,359	201,798
Twilio, Inc., Class A†	1,164	71,179
Tyler Technologies, Inc.†	84	35,701
UiPath, Inc., Class A†	730	16,549
Unity Software, Inc.†	1,453	38,795
Verra Mobility Corp.†	15,602	389,582
Zoom Video Communications, Inc., Class A†	2,124	138,846
ZoomInfo Technologies, Inc.†	1,197	19,188
		4,867,050
Telecommunications — 1.3%
Ciena Corp.†	1,186	58,648
Corning, Inc.	60,366	1,989,663
Frontier Communications Parent, Inc.†	2,016	49,392
Iridium Communications, Inc.	65	1,701
Juniper Networks, Inc.	2,622	97,171
Motorola Solutions, Inc.	1,691	600,271
Ubiquiti, Inc.	5	579
Viasat, Inc.†	963	17,421
		2,814,846
Toys/Games/Hobbies — 0.2%
Hasbro, Inc.	1,076	60,815
Mattel, Inc.†	23,323	462,029
		522,844
Transportation — 1.8%
C.H. Robinson Worldwide, Inc.	209	15,913
Expeditors International of Washington, Inc.	1,032	125,460
JB Hunt Transport Services, Inc.	6,036	1,202,673
Kirby Corp.†	485	46,230
Knight-Swift Transportation Holdings, Inc.	7,082	389,652
Landstar System, Inc.	60	11,566
Norfolk Southern Corp.	4,278	1,090,334
Old Dominion Freight Line, Inc.	112	24,563
Ryder System, Inc.	360	43,268
Saia, Inc.†	195	114,075
Schneider National, Inc., Class B	444	10,052
XPO, Inc.†	5,623	686,175
		3,759,961
Security Description	Shares or Principal Amount	Value

Water — 0.1%
American Water Works Co., Inc.	1,606	$ 196,269
Essential Utilities, Inc.	2,066	76,546
		272,815
Total Common Stocks (cost $156,137,002)		206,475,830
CONVERTIBLE BONDS & NOTES — 0.1%
Semiconductors — 0.1%
Wolfspeed, Inc.
0.25%, 02/15/2028	$ 109,000	63,601
1.88%, 12/01/2029	276,000	154,036
Total Convertible Bonds & Notes (cost $210,793)		217,637
UNAFFILIATED INVESTMENT COMPANIES — 0.4%
iShares Russell Mid-Cap Value ETF (cost $713,467)	6,365	797,726
ESCROWS AND LITIGATION TRUSTS — 0.0%
GCI Liberty, Inc.†(1) (cost $0)	1,285	0
Total Long-Term Investment Securities (cost $157,061,262)		207,491,193
SHORT-TERM INVESTMENTS — 2.0%
U.S. Government Agency — 0.4%
Federal Home Loan Bank
5.15%, 04/01/2024	924,000	923,468
Unaffiliated Investment Companies — 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%(2)	2,691,203	2,691,203
T. Rowe Price Government Reserve Fund 5.39%(2)	566,571	566,571
		3,257,774
U.S. Government — 0.0%
United States Treasury Bills
5.20%, 07/16/2024(3)	50,000	49,233
Total Short-Term Investments (cost $4,231,009)		4,230,475
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 03/28/2024, to be repurchased 04/01/2024 in the amount of $207,086 and collateralized by $243,300 of United States Treasury Bonds bearing interest at 3.38% due 08/15/2042 and having an approximate value of $211,212 (cost $207,049)	207,049	207,049
TOTAL INVESTMENTS (cost $161,499,320)(4)	100.0%	211,928,717
Other assets less liabilities	(0.0)	(48,483)
NET ASSETS	100.0%	$211,880,234
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of March 31, 2024.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	S&P Mid Cap 400 E-Mini Index	June 2024	$297,328	$307,740	$10,412
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Packaging & Containers	$ 3,718,800	$ 1,758	$—	$ 3,720,558
Other Industries	202,755,272	—	—	202,755,272
Convertible Bonds & Notes	—	217,637	—	217,637
Unaffiliated Investment Companies	797,726	—	—	797,726
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investments:
Unaffiliated Investment Companies	3,257,774	—	—	3,257,774
Other Short-Term Investments	—	972,701	—	972,701
Repurchase Agreements	—	207,049	—	207,049
Total Investments at Value	$210,529,572	$1,399,145	$ 0	$211,928,717
Other Financial Instruments:†
Futures Contracts	$ 10,412	$ —	$—	$ 10,412
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO PROFILE — March 31, 2024— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	22.9%
Internet	14.8
Software	13.5
Collateralized Mortgage Obligations	6.1
Biotechnology	4.4
Banks	3.9
Commercial Services	3.7
Repurchase Agreements	3.1
Electric	2.5
Advertising	2.4
Other Asset Backed Securities	2.3
Retail	2.0
REITS	2.0
Auto Manufacturers	1.9
Oil & Gas	1.8
Diversified Financial Services	1.7
Computers	1.5
Healthcare-Products	1.3
Foreign Government Obligations	1.1
Auto Loan Receivables	1.1
Transportation	0.9
Engineering & Construction	0.8
Media	0.8
Semiconductors	0.7
Healthcare-Services	0.7
Building Materials	0.7
Insurance	0.7
Pharmaceuticals	0.6
Municipal Securities	0.6
Pipelines	0.5
Gas	0.5
Home Builders	0.5
Chemicals	0.3
Apparel	0.3
Agriculture	0.3
Food	0.3
Telecommunications	0.3
Entertainment	0.3
Oil & Gas Services	0.3
Environmental Control	0.3
Mining	0.3
Electronics	0.2
Distribution/Wholesale	0.2
Packaging & Containers	0.2
Machinery-Diversified	0.2
Home Equity	0.2
Home Furnishings	0.2
Coal	0.2
Aerospace/Defense	0.2
Cosmetics/Personal Care	0.1
Metal Fabricate/Hardware	0.1
Investment Companies	0.1
Auto Parts & Equipment	0.1
Savings & Loans	0.1
Iron/Steel	0.1
Beverages	0.1
Electrical Components & Equipment	0.1
Hand/Machine Tools	0.1
Trucking & Leasing	0.1
Miscellaneous Manufacturing	0.1
Lodging	0.1
Airlines	0.1
Purchased Options	0.1

Leisure Time	0.1%
Machinery-Construction & Mining	0.1
107.9%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 57.2%
Advertising — 2.3%
Trade Desk, Inc., Class A†	16,182	$ 1,414,630
Aerospace/Defense — 0.0%
Joby Aviation, Inc.†	728	3,902
Agriculture — 0.1%
Andersons, Inc.	368	21,112
Dole PLC	1,269	15,139
Fresh Del Monte Produce, Inc.	177	4,586
Vital Farms, Inc.†	452	10,509
		51,346
Airlines — 0.1%
JetBlue Airways Corp.†	620	4,601
SkyWest, Inc.†	640	44,211
		48,812
Apparel — 0.1%
Crocs, Inc.†	280	40,264
Steven Madden, Ltd.	597	25,241
		65,505
Auto Manufacturers — 1.9%
Blue Bird Corp.†	427	16,371
REV Group, Inc.	837	18,490
Tesla, Inc.†	6,485	1,139,998
		1,174,859
Auto Parts & Equipment — 0.1%
Adient PLC†	799	26,303
Goodyear Tire & Rubber Co.†	2,692	36,961
Titan International, Inc.†	1,582	19,712
		82,976
Banks — 1.4%
Amalgamated Financial Corp.	447	10,728
Ameris Bancorp	564	27,286
Associated Banc-Corp	332	7,141
Bancorp, Inc.†	203	6,792
Bank of N.T. Butterfield & Son, Ltd.	1,621	51,856
BankUnited, Inc.	292	8,176
Banner Corp.	318	15,264
Business First Bancshares, Inc.	514	11,452
Byline Bancorp, Inc.	166	3,606
Central Pacific Financial Corp.	203	4,009
CNB Financial Corp.	210	4,282
Coastal Financial Corp.†	347	13,488
ConnectOne Bancorp, Inc.	2,386	46,527
Customers Bancorp, Inc.†	935	49,611
Eastern Bankshares, Inc.	2,346	32,328
Enterprise Financial Services Corp.	498	20,199
Equity Bancshares, Inc., Class A	344	11,823
Financial Institutions, Inc.	38	715
First BanCorp/Puerto Rico	2,275	39,903
First Bancshares, Inc.	255	6,617
First Citizens BancShares, Inc., Class A	13	21,255
First Financial Corp.	250	9,582
First Merchants Corp.	690	24,081
First Mid Bancshares, Inc.	229	7,484
FNB Corp.	285	4,019
Glacier Bancorp, Inc.	186	7,492
Hancock Whitney Corp.	129	5,939
Hanmi Financial Corp.	118	1,879
Heartland Financial USA, Inc.	161	5,659
Security Description	Shares or Principal Amount	Value

Banks (continued)
Heritage Commerce Corp.	1,262	$ 10,828
Home BancShares, Inc.	561	13,784
Hope Bancorp, Inc.	859	9,887
Live Oak Bancshares, Inc.	135	5,604
Macatawa Bank Corp.	91	891
Mercantile Bank Corp.	50	1,925
Merchants Bancorp	657	28,369
Mid Penn Bancorp, Inc.	51	1,021
MidWestOne Financial Group, Inc.	80	1,875
MVB Financial Corp.	23	513
National Bank Holdings Corp., Class A	128	4,617
OFG Bancorp	995	36,626
Old National Bancorp	1,908	33,218
Old Second Bancorp, Inc.	1,135	15,708
Pathward Financial, Inc.	522	26,351
Pinnacle Financial Partners, Inc.	175	15,029
Popular, Inc.	591	52,061
Preferred Bank	125	9,596
Premier Financial Corp.	115	2,335
QCR Holdings, Inc.	419	25,450
Seacoast Banking Corp. of Florida	127	3,225
South Plains Financial, Inc.	28	749
Southside Bancshares, Inc.	122	3,566
SouthState Corp.	126	10,714
Texas Capital Bancshares, Inc.†	104	6,401
Towne Bank	271	7,604
TriCo Bancshares	366	13,461
UMB Financial Corp.	47	4,089
United Bankshares, Inc.	224	8,017
Unity Bancorp, Inc.	33	911
Veritex Holdings, Inc.	351	7,192
WesBanco, Inc.	222	6,618
Wintrust Financial Corp.	408	42,591
		870,019
Beverages — 0.1%
Coca-Cola Consolidated, Inc.	22	18,621
Primo Water Corp.	1,287	23,436
Vita Coco Co., Inc.†	1,443	35,253
		77,310
Biotechnology — 4.3%
ACADIA Pharmaceuticals, Inc.†	1,176	21,744
Akero Therapeutics, Inc.†	1,139	28,771
Allogene Therapeutics, Inc.†	1,986	8,877
Amicus Therapeutics, Inc.†	3,605	42,467
ANI Pharmaceuticals, Inc.†	128	8,849
Annexon, Inc.†	3,955	28,357
Arcutis Biotherapeutics, Inc.†	4,116	40,790
Arrowhead Pharmaceuticals, Inc.†	379	10,839
Atara Biotherapeutics, Inc.†	5,526	3,835
Axsome Therapeutics, Inc.†	648	51,710
Biohaven, Ltd.†	54	2,953
Bluebird Bio, Inc.†	122	156
Blueprint Medicines Corp.†	202	19,162
Bridgebio Pharma, Inc.†	212	6,555
Crinetics Pharmaceuticals, Inc.†	606	28,367
Esperion Therapeutics, Inc.†	6,710	17,983
Illumina, Inc.†	2,731	375,021
Immunovant, Inc.†	690	22,294
Insmed, Inc.†	656	17,797
Intellia Therapeutics, Inc.†	384	10,564
Kyverna Therapeutics, Inc.†	885	21,983

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
MeiraGTx Holdings PLC†	1,431	$ 8,686
Mersana Therapeutics, Inc.†	5,290	23,699
Mural Oncology PLC†	48	235
NeoGenomics, Inc.†	1,300	20,436
OmniAb, Inc. (Earnout Shares 12.50)†(1)	85	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	85	0
Ovid therapeutics, Inc.†	6,531	19,920
Prothena Corp. PLC†	436	10,800
PTC Therapeutics, Inc.†	369	10,734
Recursion Pharmaceuticals, Inc., Class A†	3,537	35,264
Replimune Group, Inc.†	969	7,917
REVOLUTION Medicines, Inc.†	1,321	42,576
Roivant Sciences, Ltd.†	23,161	244,117
Royalty Pharma PLC, Class A	39,165	1,189,441
Sage Therapeutics, Inc.†	468	8,770
Sana Biotechnology, Inc.†	10	100
SpringWorks Therapeutics, Inc.†	881	43,363
Sutro Biopharma, Inc.†	105	593
Syndax Pharmaceuticals, Inc.†	1,136	27,037
Travere Therapeutics, Inc.†	1,372	10,578
Tyra Biosciences, Inc.†	1,621	26,584
Ventyx Biosciences, Inc.†	3,774	20,757
Viking Therapeutics, Inc.†	1,443	118,326
Xencor, Inc.†	311	6,883
		2,645,890
Building Materials — 0.5%
Apogee Enterprises, Inc.	179	10,597
Boise Cascade Co.	208	31,901
Gibraltar Industries, Inc.†	181	14,576
Griffon Corp.	1,194	87,568
Knife River Corp.†	232	18,810
Modine Manufacturing Co.†	441	41,979
Simpson Manufacturing Co., Inc.	50	10,259
Summit Materials, Inc., Class A†	612	27,277
UFP Industries, Inc.	587	72,207
		315,174
Chemicals — 0.2%
Arcadium Lithium PLC†	662	2,853
Avient Corp.	435	18,879
Cabot Corp.	415	38,263
Ecovyst, Inc.†	251	2,799
H.B. Fuller Co.	288	22,965
Ingevity Corp.†	149	7,107
Orion SA	1,713	40,290
Tronox Holdings PLC	774	13,429
		146,585
Coal — 0.2%
Alpha Metallurgical Resources, Inc.	151	50,007
Arch Resources, Inc.	131	21,064
CONSOL Energy, Inc.	53	4,439
Peabody Energy Corp.	151	3,663
SunCoke Energy, Inc.	347	3,911
Warrior Met Coal, Inc.	302	18,331
		101,415
Commercial Services — 3.4%
ABM Industries, Inc.	1,289	57,515
Adtalem Global Education, Inc.†	453	23,284
Adyen NV*†	708	1,197,679
AMN Healthcare Services, Inc.†	147	9,189
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
API Group Corp.†	1,826	$ 71,707
Barrett Business Services, Inc.	160	20,275
Block, Inc.†	1,547	130,845
Brink's Co.	288	26,605
CBIZ, Inc.†	524	41,134
EVERTEC, Inc.	399	15,920
Flywire Corp.†	1,381	34,263
Herc Holdings, Inc.	187	31,472
Huron Consulting Group, Inc.†	327	31,595
Information Services Group, Inc.	3,667	14,815
John Wiley & Sons, Inc., Class A	321	12,240
Kforce, Inc.	310	21,861
LiveRamp Holdings, Inc.†	1,353	46,678
Perdoceo Education Corp.	968	16,998
Progyny, Inc.†	1,403	53,524
Remitly Global, Inc.†	751	15,576
Repay Holdings Corp.†	1,944	21,384
Riot Platforms, Inc.†	1,600	19,584
Stride, Inc.†	370	23,329
TriNet Group, Inc.	536	71,015
TrueBlue, Inc.†	178	2,229
V2X, Inc.†	680	31,763
Valvoline, Inc.†	534	23,800
		2,066,279
Computers — 1.4%
ASGN, Inc.†	318	33,314
CACI International, Inc., Class A†	119	45,081
Crowdstrike Holdings, Inc., Class A†	1,118	358,420
Insight Enterprises, Inc.†	194	35,991
Integral Ad Science Holding Corp.†	601	5,992
KBR, Inc.	491	31,257
Qualys, Inc.†	250	41,717
Rapid7, Inc.†	635	31,140
Super Micro Computer, Inc.†	225	227,257
Unisys Corp.†	4,954	24,324
		834,493
Cosmetics/Personal Care — 0.1%
e.l.f. Beauty, Inc.†	429	84,097
Edgewell Personal Care Co.	106	4,096
		88,193
Distribution/Wholesale — 0.2%
G-III Apparel Group, Ltd.†	306	8,877
Hudson Technologies, Inc.†	139	1,530
Resideo Technologies, Inc.†	438	9,820
Rush Enterprises, Inc., Class A	995	53,253
ScanSource, Inc.†	294	12,948
Titan Machinery, Inc.†	315	7,815
WESCO International, Inc.	258	44,190
		138,433
Diversified Financial Services — 1.4%
AssetMark Financial Holdings, Inc.†	397	14,058
Enact Holdings, Inc.	600	18,708
Enova International, Inc.†	286	17,969
Federal Agricultural Mtg. Corp., Class C	67	13,191
Intercontinental Exchange, Inc.	3,541	486,639
International Money Express, Inc.†	371	8,470
LendingClub Corp.†	1,117	9,818
Mr. Cooper Group, Inc.†	481	37,494
PennyMac Financial Services, Inc.	379	34,523
Perella Weinberg Partners	1,305	18,440

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Piper Sandler Cos.	129	$ 25,605
Radian Group, Inc.	1,429	47,829
StoneX Group, Inc.†	176	12,366
Victory Capital Holdings, Inc., Class A	1,546	65,597
Virtus Investment Partners, Inc.	67	16,615
		827,322
Electric — 0.3%
Clearway Energy, Inc., Class A	230	4,947
Clearway Energy, Inc., Class C	867	19,984
IDACORP, Inc.	243	22,572
MGE Energy, Inc.	276	21,727
Northwestern Energy Group, Inc.	206	10,492
Portland General Electric Co.	1,002	42,084
Unitil Corp.	749	39,210
		161,016
Electrical Components & Equipment — 0.1%
Encore Wire Corp.	260	68,323
Electronics — 0.2%
Atkore, Inc.	521	99,178
Benchmark Electronics, Inc.	647	19,416
OSI Systems, Inc.†	105	14,996
Turtle Beach Corp.†	68	1,172
		134,762
Energy-Alternate Sources — 0.0%
Green Plains, Inc.†	238	5,503
REX American Resources Corp.†	74	4,344
Sunnova Energy International, Inc.†	417	2,556
		12,403
Engineering & Construction — 0.6%
Comfort Systems USA, Inc.	421	133,756
Construction Partners, Inc., Class A†	360	20,214
IES Holdings, Inc.†	152	18,489
MYR Group, Inc.†	483	85,370
Primoris Services Corp.	630	26,819
Sterling Infrastructure, Inc.†	574	63,318
		347,966
Entertainment — 0.2%
United Parks & Resorts, Inc.†	195	10,961
Accel Entertainment, Inc.†	1,180	13,912
Everi Holdings, Inc.†	1,404	14,110
Light & Wonder, Inc.†	586	59,825
Lions Gate Entertainment Corp., Class A†	1,237	12,308
		111,116
Environmental Control — 0.1%
Tetra Tech, Inc.	288	53,196
Food — 0.2%
Cal-Maine Foods, Inc.	268	15,772
Chefs' Warehouse, Inc.†	856	32,237
John B. Sanfilippo & Son, Inc.	174	18,430
Simply Good Foods Co.†	608	20,690
Sprouts Farmers Market, Inc.†	559	36,044
SunOpta, Inc.†	1,861	12,785
United Natural Foods, Inc.†	228	2,620
		138,578
Security Description	Shares or Principal Amount	Value

Gas — 0.2%
Chesapeake Utilities Corp.	258	$ 27,683
New Jersey Resources Corp.	364	15,619
Northwest Natural Holding Co.	278	10,347
ONE Gas, Inc.	605	39,041
		92,690
Healthcare-Products — 1.1%
Adaptive Biotechnologies Corp.†	146	469
Alphatec Holdings, Inc.†	987	13,611
AngioDynamics, Inc.†	1,475	8,658
AtriCure, Inc.†	967	29,416
Atrion Corp.	86	39,865
Danaher Corp.	1,594	398,054
Inmode, Ltd.†	511	11,043
Inogen, Inc.†	3,742	30,198
Lantheus Holdings, Inc.†	740	46,058
OmniAb, Inc.†	793	4,298
Omnicell, Inc.†	232	6,781
Quanterix Corp.†	274	6,455
SI-BONE, Inc.†	626	10,248
Treace Medical Concepts, Inc.†	500	6,525
Twist Bioscience Corp.†	1,194	40,966
		652,645
Healthcare-Services — 0.3%
Fulgent Genetics, Inc.†	312	6,770
HealthEquity, Inc.†	682	55,672
Medpace Holdings, Inc.†	193	78,001
National HealthCare Corp.	110	10,396
OPKO Health, Inc.†	4,752	5,702
Oscar Health, Inc., Class A†	1,720	25,577
Surgery Partners, Inc.†	235	7,010
Tenet Healthcare Corp.†	214	22,494
		211,622
Home Builders — 0.4%
Century Communities, Inc.	183	17,660
Forestar Group, Inc.†	380	15,272
Green Brick Partners, Inc.†	286	17,226
Installed Building Products, Inc.	44	11,384
KB Home	251	17,791
Landsea Homes Corp.†	964	14,007
M/I Homes, Inc.†	137	18,672
Meritage Homes Corp.	205	35,969
Taylor Morrison Home Corp.†	867	53,901
Tri Pointe Homes, Inc.†	715	27,642
		229,524
Home Furnishings — 0.2%
MillerKnoll, Inc.	1,814	44,915
Sonos, Inc.†	2,295	43,743
Xperi, Inc.†	1,525	18,391
		107,049
Household Products/Wares — 0.0%
Central Garden & Pet Co., Class A†	169	6,239
Quanex Building Products Corp.	297	11,414
		17,653
Insurance — 0.3%
BRP Group, Inc., Class A†	129	3,733
Essent Group, Ltd.	846	50,346
Jackson Financial, Inc., Class A	521	34,459
NMI Holdings, Inc., Class A†	1,083	35,024

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Palomar Holdings, Inc.†	241	$ 20,203
RLI Corp.	175	25,982
Skyward Specialty Insurance Group, Inc.†	102	3,816
		173,563
Internet — 14.6%
Beyond, Inc.†	215	7,721
Airbnb, Inc., Class A†	7,133	1,176,660
Amazon.com, Inc.†	3,597	648,827
Blade Air Mobility, Inc.†	2,368	6,749
Cars.com, Inc.†	461	7,920
Chewy, Inc., Class A†	8,309	132,196
Couchbase, Inc.†	1,328	34,940
DoorDash, Inc., Class A†	16,918	2,329,947
Magnite, Inc.†	1,447	15,555
MercadoLibre, Inc.†	415	627,463
Meta Platforms, Inc., Class A	256	124,309
Open Lending Corp.†	2,228	13,947
Opendoor Technologies, Inc.†	3,706	11,229
OptimizeRx Corp.†	476	5,783
Perficient, Inc.†	212	11,933
Q2 Holdings, Inc.†	304	15,978
QuinStreet, Inc.†	734	12,962
Shopify, Inc., Class A†	23,258	1,794,820
Shutterstock, Inc.	359	16,446
Squarespace, Inc., Class A†	550	20,042
Uber Technologies, Inc.†	24,143	1,858,770
Yelp, Inc.†	845	33,293
		8,907,490
Investment Companies — 0.0%
Cannae Holdings, Inc.†	287	6,383
Iron/Steel — 0.1%
ATI, Inc.†	138	7,062
Commercial Metals Co.	1,200	70,524
Radius Recycling, Inc., Class A	94	1,986
		79,572
Leisure Time — 0.1%
Acushnet Holdings Corp.	527	34,756
Lodging — 0.1%
Boyd Gaming Corp.	334	22,485
Hilton Grand Vacations, Inc.†	684	32,292
		54,777
Machinery-Construction & Mining — 0.1%
Argan, Inc.	357	18,043
Bloom Energy Corp., Class A†	401	4,507
Terex Corp.	110	7,084
		29,634
Machinery-Diversified — 0.1%
Applied Industrial Technologies, Inc.	38	7,507
Watts Water Technologies, Inc., Class A	314	66,741
		74,248
Media — 0.1%
Gray Television, Inc.	1,370	8,658
Liberty Latin America, Ltd., Class C†	2,729	19,076
Thryv Holdings, Inc.†	663	14,739
		42,473
Security Description	Shares or Principal Amount	Value

Metal Fabricate/Hardware — 0.1%
Mueller Industries, Inc.	1,382	$ 74,531
Olympic Steel, Inc.	59	4,182
Ryerson Holding Corp.	209	7,002
		85,715
Mining — 0.1%
Constellium SE†	973	21,513
Hecla Mining Co.	3,094	14,882
Uranium Energy Corp.†	2,210	14,918
		51,313
Miscellaneous Manufacturing — 0.1%
Fabrinet †	314	59,352
Oil & Gas — 0.9%
California Resources Corp.	258	14,216
Chord Energy Corp.	294	52,403
Civitas Resources, Inc.	159	12,070
CNX Resources Corp.†	408	9,678
CVR Energy, Inc.	340	12,124
Delek US Holdings, Inc.	571	17,552
Gulfport Energy Corp.†	41	6,565
Helmerich & Payne, Inc.	99	4,164
Magnolia Oil & Gas Corp., Class A	367	9,524
Matador Resources Co.	962	64,233
Murphy Oil Corp.	1,000	45,700
Noble Corp. PLC	758	36,755
Ovintiv, Inc.	679	35,240
Patterson-UTI Energy, Inc.	3,365	40,178
PBF Energy, Inc., Class A	394	22,683
SM Energy Co.	1,570	78,264
Valaris, Ltd.†	304	22,879
Weatherford International PLC†	381	43,975
		528,203
Oil & Gas Services — 0.3%
DNOW, Inc.†	2,655	40,356
ChampionX Corp.	863	30,973
Liberty Energy, Inc.	2,195	45,480
Oceaneering International, Inc.†	1,188	27,799
Oil States International, Inc.†	1,139	7,016
Select Water Solutions, Inc.	898	8,289
		159,913
Packaging & Containers — 0.0%
Greif, Inc., Class A	113	7,803
O-I Glass, Inc.†	834	13,836
		21,639
Pharmaceuticals — 0.5%
ACELYRIN, Inc.†	2,060	13,905
Alkermes PLC†	486	13,156
Amylyx Pharmaceuticals, Inc.†	1,549	4,399
BellRing Brands, Inc.†	783	46,220
Catalyst Pharmaceuticals, Inc.†	910	14,505
Enanta Pharmaceuticals, Inc.†	424	7,403
Kura Oncology, Inc.†	1,575	33,595
Longboard Pharmaceuticals, Inc.†	2,140	46,224
Madrigal Pharmaceuticals, Inc.†	144	38,454
Option Care Health, Inc.†	1,236	41,455
Prestige Consumer Healthcare, Inc.†	145	10,521
Protagonist Therapeutics, Inc.†	625	18,081
Sagimet Biosciences, Inc.†	4,821	26,130

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
USANA Health Sciences, Inc.†	103	$ 4,996
Y-mAbs Therapeutics, Inc.†	29	472
		319,516
Pipelines — 0.0%
Equitrans Midstream Corp.	637	7,956
Real Estate — 0.0%
Anywhere Real Estate, Inc.†	685	4,233
Cushman & Wakefield PLC†	1,715	17,939
		22,172
REITS — 1.6%
Agree Realty Corp.	268	15,308
American Assets Trust, Inc.	384	8,413
American Tower Corp.	1,790	353,686
Apple Hospitality REIT, Inc.	889	14,562
Armada Hoffler Properties, Inc.	204	2,122
BrightSpire Capital, Inc.	2,728	18,796
CareTrust REIT, Inc.	384	9,358
City Office REIT, Inc.	465	2,423
Community Healthcare Trust, Inc.	465	12,346
COPT Defense Properties	1,491	36,038
DiamondRock Hospitality Co.	840	8,072
Easterly Government Properties, Inc.	353	4,063
Empire State Realty Trust, Inc., Class A	1,016	10,292
Essential Properties Realty Trust, Inc.	1,197	31,912
First Industrial Realty Trust, Inc.	158	8,301
Global Medical REIT, Inc.	197	1,724
Independence Realty Trust, Inc.	924	14,904
Innovative Industrial Properties, Inc.	173	17,912
InvenTrust Properties Corp.	614	15,786
Kimco Realty Corp.	187	3,667
Kite Realty Group Trust	989	21,442
KKR Real Estate Finance Trust, Inc.	223	2,243
Ladder Capital Corp.	2,742	30,518
Macerich Co.	1,244	21,434
MFA Financial, Inc.	898	10,246
Phillips Edison & Co., Inc.	473	16,967
Piedmont Office Realty Trust, Inc., Class A	492	3,459
Plymouth Industrial REIT, Inc.	836	18,810
PotlatchDeltic Corp.	648	30,469
Redwood Trust, Inc.	517	3,293
Retail Opportunity Investments Corp.	1,513	19,397
RLJ Lodging Trust	1,320	15,602
Ryman Hospitality Properties, Inc.	377	43,585
Sabra Health Care REIT, Inc.	1,933	28,550
SITE Centers Corp.	730	10,695
SL Green Realty Corp.	477	26,297
Terreno Realty Corp.	316	20,982
TPG RE Finance Trust, Inc.	251	1,938
UMH Properties, Inc.	458	7,438
Uniti Group, Inc.	992	5,853
Veris Residential, Inc.	308	4,685
Xenia Hotels & Resorts, Inc.	1,085	16,286
		949,874
Retail — 1.8%
Abercrombie & Fitch Co., Class A†	428	53,641
Academy Sports & Outdoors, Inc.	336	22,693
Asbury Automotive Group, Inc.†	187	44,091
Beacon Roofing Supply, Inc.†	427	41,855
BlueLinx Holdings, Inc.†	97	12,633
Security Description	Shares or Principal Amount	Value

Retail (continued)
Boot Barn Holdings, Inc.†	241	$ 22,931
Buckle, Inc.	403	16,229
Caleres, Inc.	160	6,565
Carvana Co.†	271	23,824
Cava Group, Inc.†	281	19,684
Dave & Buster's Entertainment, Inc.†	558	34,931
EVgo, Inc.†	1,134	2,846
FirstCash Holdings, Inc.	112	14,285
Floor & Decor Holdings, Inc., Class A†	3,959	513,166
Freshpet, Inc.†	233	26,995
GMS, Inc.†	434	42,246
Group 1 Automotive, Inc.	113	33,022
Haverty Furniture Cos., Inc.	124	4,231
Kura Sushi USA, Inc., Class A†	110	12,668
ODP Corp.†	329	17,453
Patrick Industries, Inc.	157	18,757
Savers Value Village, Inc.†	804	15,501
Shake Shack, Inc., Class A†	78	8,114
Signet Jewelers, Ltd.	406	40,628
Sweetgreen, Inc., Class A†	434	10,963
Urban Outfitters, Inc.†	722	31,349
Wingstop, Inc.	48	17,587
		1,108,888
Savings & Loans — 0.1%
Axos Financial, Inc.†	125	6,755
Banc of California, Inc.	2,379	36,185
Capitol Federal Financial, Inc.	470	2,801
Flushing Financial Corp.	118	1,488
OceanFirst Financial Corp.	1,762	28,914
WSFS Financial Corp.	133	6,004
		82,147
Semiconductors — 0.6%
ACM Research, Inc., Class A†	1,339	39,018
Axcelis Technologies, Inc.†	76	8,476
Cirrus Logic, Inc.†	114	10,552
Impinj, Inc.†	447	57,399
MACOM Technology Solutions Holdings, Inc.†	191	18,267
MaxLinear, Inc.†	1,924	35,921
Onto Innovation, Inc.†	118	21,367
Rambus, Inc.†	921	56,927
Semtech Corp.†	1,049	28,837
SMART Global Holdings, Inc.†	936	24,636
Ultra Clean Holdings, Inc.†	453	20,811
Veeco Instruments, Inc.†	1,301	45,756
		367,967
Software — 12.9%
Asana, Inc., Class A†	1,118	17,318
AvePoint, Inc.†	5,410	42,847
BILL Holdings, Inc.†	6,098	419,054
BlackLine, Inc.†	401	25,897
Box, Inc., Class A†	1,743	49,362
Braze, Inc.†	436	19,315
C3.ai, Inc., Class A†	216	5,847
Cloudflare, Inc., Class A†	22,904	2,217,794
CommVault Systems, Inc.†	457	46,353
Domo, Inc., Class B†	2,068	18,447
Donnelley Financial Solutions, Inc.†	951	58,971
Duolingo, Inc.†	173	38,160
Envestnet, Inc.†	421	24,380
Health Catalyst, Inc.†	3,569	26,875
MicroStrategy, Inc., Class A†	634	1,080,691

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Oddity Tech, Ltd., Class A†	1,065	$ 46,274
Procore Technologies, Inc.†	4,586	376,832
ROBLOX Corp., Class A†	27,532	1,051,172
Snowflake, Inc., Class A†	8,952	1,446,643
Sprout Social, Inc., Class A†	253	15,107
SPS Commerce, Inc.†	81	14,977
Veeva Systems, Inc., Class A†	1,952	452,259
Veradigm, Inc.†	1,312	10,102
Workiva, Inc.†	441	37,397
ZoomInfo Technologies, Inc.†	22,474	360,258
Zuora, Inc., Class A†	691	6,302
		7,908,634
Telecommunications — 0.1%
Aviat Networks, Inc.†	376	14,416
Extreme Networks, Inc.†	426	4,916
Gogo, Inc.†	454	3,986
Iridium Communications, Inc.	183	4,787
Ooma, Inc.†	1,625	13,861
Telephone & Data Systems, Inc.	186	2,980
		44,946
Toys/Games/Hobbies — 0.0%
JAKKS Pacific, Inc.†	149	3,680
Transportation — 0.9%
ArcBest Corp.	368	52,440
Dorian LPG, Ltd.	357	13,730
Eagle Bulk Shipping, Inc.	95	5,935
Forward Air Corp.	85	2,644
Hub Group, Inc., Class A	1,086	46,937
Matson, Inc.	278	31,247
Radiant Logistics, Inc.†	1,337	7,246
Safe Bulkers, Inc.	1,104	5,476
Teekay Tankers, Ltd., Class A	343	20,035
Union Pacific Corp.	1,534	377,257
		562,947
Water — 0.0%
American States Water Co.	295	21,311
Total Common Stocks (cost $26,424,277)		35,000,755
CORPORATE BONDS & NOTES — 13.2%
Advertising — 0.1%
Lamar Media Corp.
3.63%, 01/15/2031	$ 5,000	4,387
4.88%, 01/15/2029	35,000	33,725
		38,112
Aerospace/Defense — 0.2%
Boeing Co.
5.04%, 05/01/2027	5,000	4,906
5.15%, 05/01/2030	20,000	19,350
5.93%, 05/01/2060	22,000	20,626
L3Harris Technologies, Inc.
5.05%, 06/01/2029	15,000	14,952
5.35%, 06/01/2034	20,000	20,000
Northrop Grumman Corp.
5.15%, 05/01/2040	12,000	11,756
		91,590
Security Description	Shares or Principal Amount	Value

Agriculture — 0.2%
BAT Capital Corp.
5.83%, 02/20/2031	$ 35,000	$ 35,300
Philip Morris International, Inc.
5.13%, 02/15/2030	40,000	40,000
5.13%, 02/13/2031	10,000	9,934
5.38%, 02/15/2033	30,000	30,247
5.63%, 09/07/2033	20,000	20,453
		135,934
Apparel — 0.2%
Hanesbrands, Inc.
4.88%, 05/15/2026*	30,000	29,209
Tapestry, Inc.
7.05%, 11/27/2025	10,000	10,206
7.35%, 11/27/2028	15,000	15,805
7.70%, 11/27/2030	5,000	5,332
William Carter Co.
5.63%, 03/15/2027*	90,000	89,389
		149,941
Banks — 2.5%
Bank of America Corp.
1.90%, 07/23/2031	25,000	20,518
1.92%, 10/24/2031	25,000	20,370
2.30%, 07/21/2032	5,000	4,092
2.57%, 10/20/2032	55,000	45,629
2.59%, 04/29/2031	55,000	47,418
2.69%, 04/22/2032	70,000	59,251
5.20%, 04/25/2029	5,000	5,005
5.47%, 01/23/2035	10,000	10,065
5.93%, 09/15/2027	35,000	35,469
Bank of New York Mellon Corp.
4.98%, 03/14/2030	10,000	10,009
5.19%, 03/14/2035	15,000	14,931
6.32%, 10/25/2029	35,000	36,933
Citigroup, Inc.
1.28%, 11/03/2025	35,000	34,047
5.17%, 02/13/2030	35,000	34,837
Citizens Financial Group, Inc.
5.84%, 01/23/2030	30,000	29,957
Deutsche Bank AG
2.13%, 11/24/2026	150,000	141,452
Fifth Third Bancorp
5.63%, 01/29/2032	5,000	5,005
Goldman Sachs Group, Inc.
2.62%, 04/22/2032	55,000	46,159
3.81%, 04/23/2029	50,000	47,399
4.02%, 10/31/2038	10,000	8,611
HSBC Holdings PLC
5.21%, 08/11/2028	200,000	199,422
Huntington Bancshares, Inc.
6.21%, 08/21/2029	5,000	5,118
JPMorgan Chase & Co.
2.58%, 04/22/2032	15,000	12,682
3.51%, 01/23/2029	27,000	25,540
3.70%, 05/06/2030	35,000	32,791
4.01%, 04/23/2029	35,000	33,548
5.30%, 07/24/2029	25,000	25,186
5.34%, 01/23/2035	40,000	40,156
6.07%, 10/22/2027	15,000	15,305
M&T Bank Corp.
5.05%, 01/27/2034	50,000	46,484
7.41%, 10/30/2029	50,000	52,733

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Morgan Stanley
1.79%, 02/13/2032	$ 5,000	$ 3,997
2.24%, 07/21/2032	25,000	20,422
2.48%, 01/21/2028	5,000	4,651
2.70%, 01/22/2031	10,000	8,737
4.21%, 04/20/2028	30,000	29,152
4.43%, 01/23/2030	10,000	9,684
5.16%, 04/20/2029	30,000	29,976
5.45%, 07/20/2029	5,000	5,044
6.41%, 11/01/2029	30,000	31,457
Morgan Stanley VRS
3.59%, 07/22/2028(2)	15,000	14,252
PNC Financial Services Group, Inc.
5.68%, 01/22/2035	10,000	10,091
6.04%, 10/28/2033	10,000	10,339
Wells Fargo & Co.
2.57%, 02/11/2031	20,000	17,240
3.00%, 10/23/2026	27,000	25,559
3.35%, 03/02/2033	25,000	21,691
4.90%, 07/25/2033	25,000	24,091
5.39%, 04/24/2034	10,000	9,938
5.50%, 01/23/2035	15,000	15,035
5.57%, 07/25/2029	70,000	70,830
6.49%, 10/23/2034	15,000	16,089
		1,524,397
Biotechnology — 0.1%
Amgen, Inc.
5.25%, 03/02/2030	5,000	5,076
5.25%, 03/02/2033	45,000	45,379
Royalty Pharma PLC
1.20%, 09/02/2025	10,000	9,412
2.15%, 09/02/2031	25,000	20,149
2.20%, 09/02/2030	5,000	4,154
3.55%, 09/02/2050	10,000	6,889
		91,059
Building Materials — 0.2%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	55,000	52,480
Standard Industries, Inc.
4.38%, 07/15/2030*	50,000	44,927
		97,407
Chemicals — 0.1%
Celanese US Holdings LLC
6.17%, 07/15/2027	25,000	25,463
6.33%, 07/15/2029	15,000	15,554
6.55%, 11/15/2030	20,000	21,037
Eastman Chemical Co.
5.63%, 02/20/2034	15,000	15,083
Sherwin-Williams Co.
4.50%, 06/01/2047	5,000	4,369
		81,506
Commercial Services — 0.3%
ERAC USA Finance LLC
5.00%, 02/15/2029*	5,000	5,009
Gartner, Inc.
4.50%, 07/01/2028*	25,000	23,815
Howard University
2.80%, 10/01/2030	5,000	4,368
2.90%, 10/01/2031	40,000	34,438
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Service Corp. International
3.38%, 08/15/2030	$ 65,000	$ 56,293
5.13%, 06/01/2029	51,000	49,625
		173,548
Computers — 0.1%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	55,000	51,521
Distribution/Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/2028	10,000	10,177
Diversified Financial Services — 0.3%
Capital One Financial Corp.
1.88%, 11/02/2027	85,000	77,763
3.27%, 03/01/2030	15,000	13,513
5.25%, 07/26/2030	8,000	7,873
5.47%, 02/01/2029	5,000	4,984
6.31%, 06/08/2029	15,000	15,421
7.62%, 10/30/2031	20,000	22,090
Discover Financial Services
7.96%, 11/02/2034	10,000	11,327
Macquarie Airfinance Holdings, Ltd.
6.40%, 03/26/2029*	5,000	5,079
6.50%, 03/26/2031*	5,000	5,089
		163,139
Electric — 2.2%
AES Corp.
3.30%, 07/15/2025*	8,000	7,750
Alabama Power Co.
3.45%, 10/01/2049	30,000	22,175
4.15%, 08/15/2044	10,000	8,437
Ameren Corp.
5.00%, 01/15/2029	40,000	39,781
Arizona Public Service Co.
5.55%, 08/01/2033	10,000	10,113
6.35%, 12/15/2032	15,000	16,008
Berkshire Hathaway Energy Co.
1.65%, 05/15/2031	10,000	8,007
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	13,000	11,341
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	15,000	10,318
5.50%, 03/15/2034	5,000	5,165
Dominion Energy, Inc.
3.38%, 04/01/2030	15,000	13,632
5.38%, 11/15/2032	55,000	55,312
6.30%, 03/15/2033	5,000	5,267
Duke Energy Carolinas LLC
2.55%, 04/15/2031	20,000	17,268
4.25%, 12/15/2041	10,000	8,610
Duke Energy Corp.
2.55%, 06/15/2031	55,000	46,311
4.50%, 08/15/2032	20,000	18,959
4.85%, 01/05/2029	25,000	24,764
5.00%, 08/15/2052	5,000	4,526
Duke Energy Indiana LLC
2.75%, 04/01/2050	25,000	15,843
Duke Energy Ohio, Inc.
5.55%, 03/15/2054	10,000	9,974
Duke Energy Progress LLC
3.70%, 10/15/2046	10,000	7,681
4.00%, 04/01/2052	10,000	7,935

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
4.38%, 03/30/2044	$ 15,000	$ 12,870
Edison International
4.13%, 03/15/2028	5,000	4,797
5.25%, 11/15/2028	5,000	4,982
6.95%, 11/15/2029	40,000	42,853
Emera, Inc.
6.75%, 06/15/2076	10,000	9,876
Evergy Metro, Inc.
2.25%, 06/01/2030	5,000	4,261
Evergy, Inc.
2.45%, 09/15/2024	25,000	24,610
2.90%, 09/15/2029	9,000	8,039
Eversource Energy
3.38%, 03/01/2032	11,000	9,571
5.13%, 05/15/2033	25,000	24,496
5.50%, 01/01/2034	10,000	10,001
5.95%, 02/01/2029	20,000	20,637
FirstEnergy Pennsylvania Electric Co.
3.60%, 06/01/2029*	8,000	7,430
Georgia Power Co.
4.70%, 05/15/2032	5,000	4,885
5.25%, 03/15/2034	10,000	10,101
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	19,000	18,994
Monongahela Power Co.
5.85%, 02/15/2034*	10,000	10,270
National Grid PLC
5.60%, 06/12/2028	5,000	5,093
National Rural Utilities Cooperative Finance Corp.
5.80%, 01/15/2033	15,000	15,607
Nextera Energy Capital Holdings, Inc.
2.25%, 06/01/2030	20,000	17,029
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027	15,000	13,735
4.63%, 07/15/2027	19,000	18,735
Niagara Mohawk Power Corp.
5.29%, 01/17/2034*	25,000	24,602
Oglethorpe Power Corp.
4.50%, 04/01/2047	15,000	12,479
Ohio Edison Co.
5.50%, 01/15/2033*	10,000	9,977
Oncor Electric Delivery Co. LLC
5.65%, 11/15/2033	15,000	15,603
Pacific Gas & Electric Co.
2.50%, 02/01/2031	15,000	12,474
4.40%, 03/01/2032	10,000	9,212
4.55%, 07/01/2030	35,000	33,268
5.25%, 03/01/2052	2,000	1,785
5.45%, 06/15/2027	10,000	10,029
5.90%, 06/15/2032	35,000	35,598
6.10%, 01/15/2029	15,000	15,457
6.15%, 01/15/2033	25,000	25,769
6.40%, 06/15/2033	50,000	52,647
Public Service Electric & Gas Co.
5.45%, 03/01/2054	10,000	10,312
Public Service Enterprise Group, Inc.
5.20%, 04/01/2029	5,000	5,004
5.45%, 04/01/2034	5,000	5,009
6.13%, 10/15/2033	20,000	20,995
Puget Energy, Inc.
2.38%, 06/15/2028	20,000	17,837
4.10%, 06/15/2030	32,000	29,207
Security Description	Shares or Principal Amount	Value

Electric (continued)
4.22%, 03/15/2032	$ 8,000	$ 7,255
Sempra
3.70%, 04/01/2029	7,000	6,544
5.40%, 08/01/2026	20,000	20,058
Southern California Edison Co.
2.25%, 06/01/2030	5,000	4,249
5.15%, 06/01/2029	15,000	15,062
5.20%, 06/01/2034	25,000	24,749
5.75%, 04/15/2054	10,000	10,143
5.88%, 12/01/2053	15,000	15,459
5.95%, 11/01/2032	5,000	5,243
Southern Co.
3.25%, 07/01/2026	45,000	43,246
5.20%, 06/15/2033	10,000	9,992
Southwestern Electric Power Co.
5.30%, 04/01/2033	40,000	39,517
Virginia Electric & Power Co.
2.45%, 12/15/2050	5,000	2,936
5.00%, 04/01/2033	20,000	19,730
5.00%, 01/15/2034	25,000	24,547
5.35%, 01/15/2054	5,000	4,901
Wisconsin Power & Light Co.
5.38%, 03/30/2034	10,000	10,066
Xcel Energy, Inc.
1.75%, 03/15/2027	55,000	49,518
4.60%, 06/01/2032	9,000	8,463
		1,342,991
Electronics — 0.0%
Sensata Technologies BV
5.00%, 10/01/2025*	20,000	19,755
Engineering & Construction — 0.2%
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	135,000	131,636
Entertainment — 0.1%
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	7,000	6,016
WMG Acquisition Corp.
3.88%, 07/15/2030*	65,000	57,589
		63,605
Environmental Control — 0.2%
Clean Harbors, Inc.
4.88%, 07/15/2027*	80,000	77,600
Veralto Corp.
5.35%, 09/18/2028*	20,000	20,260
		97,860
Food — 0.1%
Conagra Brands, Inc.
4.85%, 11/01/2028	18,000	17,786
Tyson Foods, Inc.
5.40%, 03/15/2029	20,000	20,179
5.70%, 03/15/2034	10,000	10,132
		48,097
Gas — 0.3%
Boston Gas Co.
3.76%, 03/16/2032*	5,000	4,393
Brooklyn Union Gas Co.
6.39%, 09/15/2033*	20,000	20,660
KeySpan Gas East Corp.
5.99%, 03/06/2033*	20,000	20,269

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Gas (continued)
NiSource, Inc.
3.49%, 05/15/2027	$ 35,000	$ 33,384
3.60%, 05/01/2030	15,000	13,816
5.25%, 03/30/2028	25,000	25,172
5.35%, 04/01/2034	15,000	14,919
Southern California Gas Co.
5.20%, 06/01/2033	20,000	20,021
5.60%, 04/01/2054	32,000	32,020
Southern Co. Gas Capital Corp.
5.75%, 09/15/2033	5,000	5,176
		189,830
Hand/Machine Tools — 0.1%
Regal Rexnord Corp.
6.05%, 04/15/2028*	50,000	50,688
6.30%, 02/15/2030*	10,000	10,237
		60,925
Healthcare-Products — 0.2%
Avantor Funding, Inc.
4.63%, 07/15/2028*	50,000	47,381
Hologic, Inc.
4.63%, 02/01/2028*	44,000	42,360
Smith & Nephew PLC
5.40%, 03/20/2034	10,000	9,951
Solventum Corp.
5.40%, 03/01/2029*	25,000	25,050
		124,742
Healthcare-Services — 0.4%
Centene Corp.
2.45%, 07/15/2028	15,000	13,301
4.63%, 12/15/2029	75,000	71,203
CommonSpirit Health
3.35%, 10/01/2029	5,000	4,586
HCA, Inc.
3.38%, 03/15/2029	25,000	22,925
5.60%, 04/01/2034	20,000	20,138
Humana, Inc.
5.38%, 04/15/2031	25,000	25,013
5.75%, 12/01/2028	5,000	5,124
Kaiser Foundation Hospitals
2.81%, 06/01/2041	5,000	3,690
3.00%, 06/01/2051	17,000	11,778
UnitedHealth Group, Inc.
2.75%, 05/15/2040	10,000	7,358
3.50%, 08/15/2039	15,000	12,356
4.95%, 05/15/2062	5,000	4,669
5.38%, 04/15/2054	20,000	20,341
5.88%, 02/15/2053	5,000	5,410
6.05%, 02/15/2063	5,000	5,498
		233,390
Home Builders — 0.1%
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*	5,000	4,775
5.75%, 01/15/2028*	42,000	41,706
		46,481
Insurance — 0.4%
Aon Corp./Aon Global Holdings PLC
5.35%, 02/28/2033	10,000	10,054
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Aon North America, Inc.
5.45%, 03/01/2034	$ 25,000	$ 25,289
Athene Global Funding
2.65%, 10/04/2031*	50,000	40,795
2.72%, 01/07/2029*	29,000	25,553
Athene Holding, Ltd.
5.88%, 01/15/2034	15,000	15,030
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	78,000	68,681
Marsh & McLennan Cos., Inc.
4.75%, 03/15/2039	10,000	9,488
Principal Life Global Funding II
5.10%, 01/25/2029*	20,000	19,946
Willis North America, Inc.
3.60%, 05/15/2024	20,000	19,940
		234,776
Internet — 0.2%
Gen Digital, Inc.
5.00%, 04/15/2025*	35,000	34,789
6.75%, 09/30/2027*	30,000	30,429
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	77,000	75,304
		140,522
Investment Companies — 0.1%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	75,000	68,831
New Mountain Finance Corp.
6.88%, 02/01/2029	10,000	9,895
		78,726
Machinery-Diversified — 0.1%
AGCO Corp.
5.45%, 03/21/2027	10,000	10,045
5.80%, 03/21/2034	20,000	20,249
Ingersoll Rand, Inc.
5.70%, 08/14/2033	5,000	5,129
Otis Worldwide Corp.
2.57%, 02/15/2030	25,000	21,983
Westinghouse Air Brake Technologies Corp.
5.61%, 03/11/2034	5,000	5,065
		62,471
Media — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	70,000	58,663
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	5,000	4,254
2.80%, 04/01/2031	10,000	8,194
3.50%, 03/01/2042	20,000	13,345
3.70%, 04/01/2051	10,000	6,184
3.85%, 04/01/2061	10,000	5,933
3.90%, 06/01/2052	29,000	18,443
4.20%, 03/15/2028	5,000	4,713
4.80%, 03/01/2050	25,000	18,505
5.13%, 07/01/2049	5,000	3,874
5.75%, 04/01/2048	20,000	16,842
Comcast Corp.
2.89%, 11/01/2051	17,000	11,035
2.99%, 11/01/2063	3,000	1,842
3.20%, 07/15/2036	5,000	4,107
3.25%, 11/01/2039	23,000	18,025

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
7.05%, 03/15/2033	$ 5,000	$ 5,664
Cox Communications, Inc.
2.60%, 06/15/2031*	20,000	16,600
Discovery Communications LLC
3.63%, 05/15/2030	10,000	8,944
3.90%, 11/15/2024	30,000	29,642
4.00%, 09/15/2055	23,000	15,741
5.20%, 09/20/2047	10,000	8,402
5.30%, 05/15/2049	15,000	12,602
Paramount Global
4.38%, 03/15/2043	20,000	13,573
5.25%, 04/01/2044	15,000	11,154
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	20,000	18,297
4.13%, 07/01/2030*	40,000	34,967
Time Warner Cable LLC
4.50%, 09/15/2042	30,000	22,194
5.88%, 11/15/2040	25,000	21,656
		413,395
Mining — 0.2%
Glencore Funding LLC
5.37%, 04/04/2029*	20,000	20,040
5.63%, 04/04/2034*	30,000	30,080
6.38%, 10/06/2030*	25,000	26,383
Rio Tinto Alcan, Inc.
6.13%, 12/15/2033	15,000	16,126
		92,629
Oil & Gas — 0.9%
BP Capital Markets America, Inc.
2.94%, 06/04/2051	3,000	2,003
4.81%, 02/13/2033	35,000	34,542
4.89%, 09/11/2033	10,000	9,930
4.99%, 04/10/2034	20,000	19,974
BP Capital Markets PLC
6.45%, 12/01/2033(3)	25,000	25,890
Cenovus Energy, Inc.
2.65%, 01/15/2032	5,000	4,147
ConocoPhillips Co.
4.03%, 03/15/2062	15,000	11,887
5.05%, 09/15/2033	20,000	20,181
5.55%, 03/15/2054	10,000	10,306
5.70%, 09/15/2063	15,000	15,722
Diamondback Energy, Inc.
6.25%, 03/15/2033	10,000	10,661
Ecopetrol SA
4.63%, 11/02/2031	27,000	22,462
4.63%, 11/02/2031	5,000	4,160
8.38%, 01/19/2036	40,000	40,377
8.63%, 01/19/2029	20,000	21,199
Energean Israel Finance, Ltd.
5.88%, 03/30/2031*	30,000	26,280
8.50%, 09/30/2033*	5,000	4,943
Equinor ASA
3.63%, 04/06/2040	20,000	16,663
Hess Corp.
7.13%, 03/15/2033	22,000	24,898
7.30%, 08/15/2031	15,000	16,974
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	50,000	48,194
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Ovintiv, Inc.
7.38%, 11/01/2031	$ 40,000	$ 43,828
Patterson-UTI Energy, Inc.
5.15%, 11/15/2029	5,000	4,892
7.15%, 10/01/2033	10,000	10,751
Phillips 66 Co.
5.30%, 06/30/2033	20,000	20,124
Shell International Finance BV
2.88%, 11/26/2041	15,000	11,140
3.00%, 11/26/2051	3,000	2,048
3.25%, 04/06/2050	13,000	9,437
Viper Energy, Inc.
5.38%, 11/01/2027*	33,000	32,300
		525,913
Packaging & Containers — 0.2%
Ball Corp.
6.00%, 06/15/2029	80,000	80,760
Graphic Packaging International LLC
4.75%, 07/15/2027*	45,000	43,452
		124,212
Pharmaceuticals — 0.1%
AbbVie, Inc.
4.95%, 03/15/2031	10,000	10,071
5.40%, 03/15/2054	5,000	5,146
Bristol-Myers Squibb Co.
5.20%, 02/22/2034	10,000	10,153
5.55%, 02/22/2054	10,000	10,284
Cigna Group
5.00%, 05/15/2029	30,000	30,043
CVS Health Corp.
2.70%, 08/21/2040	15,000	10,414
4.13%, 04/01/2040	5,000	4,212
		80,323
Pipelines — 0.5%
Cheniere Energy Partners LP
4.50%, 10/01/2029	10,000	9,518
Cheniere Energy, Inc.
5.65%, 04/15/2034*	15,000	15,107
Columbia Pipelines Holding Co. LLC
5.68%, 01/15/2034*	5,000	4,967
6.04%, 08/15/2028*	20,000	20,436
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	10,000	10,260
6.04%, 11/15/2033*	20,000	20,721
6.54%, 11/15/2053*	15,000	16,251
Enbridge, Inc.
5.70%, 03/08/2033	37,000	37,894
Energy Transfer LP
6.05%, 12/01/2026	15,000	15,296
6.40%, 12/01/2030	60,000	63,334
EQM Midstream Partners LP
4.13%, 12/01/2026	30,000	28,847
ONEOK, Inc.
3.40%, 09/01/2029	5,000	4,606
6.10%, 11/15/2032	15,000	15,715
Targa Resources Corp.
6.13%, 03/15/2033	5,000	5,216
6.15%, 03/01/2029	20,000	20,844
6.50%, 02/15/2053	3,000	3,215

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Western Midstream Operating LP
4.75%, 08/15/2028	$ 25,000	$ 24,318
6.15%, 04/01/2033	15,000	15,380
		331,925
REITS — 0.4%
American Tower Corp.
1.45%, 09/15/2026	15,000	13,672
2.40%, 03/15/2025	10,000	9,694
2.70%, 04/15/2031	5,000	4,233
3.80%, 08/15/2029	5,000	4,666
Crown Castle, Inc.
2.90%, 03/15/2027	15,000	14,030
4.30%, 02/15/2029	5,000	4,793
4.80%, 09/01/2028	25,000	24,512
5.00%, 01/11/2028	20,000	19,790
5.60%, 06/01/2029	15,000	15,201
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/2029	18,000	17,699
5.75%, 06/01/2028	15,000	15,011
SBA Tower Trust
2.84%, 01/15/2050*	40,000	39,041
VICI Properties LP
4.95%, 02/15/2030	39,000	37,715
		220,057
Retail — 0.2%
AutoZone, Inc.
4.75%, 08/01/2032	14,000	13,582
6.55%, 11/01/2033	10,000	10,946
FirstCash, Inc.
4.63%, 09/01/2028*	50,000	47,061
5.63%, 01/01/2030*	45,000	42,762
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	26,000	25,409
		139,760
Semiconductors — 0.1%
Intel Corp.
3.05%, 08/12/2051	10,000	6,741
5.15%, 02/21/2034	10,000	10,023
5.70%, 02/10/2053	2,000	2,067
5.90%, 02/10/2063	7,000	7,427
Marvell Technology, Inc.
2.45%, 04/15/2028	20,000	18,033
NXP BV/NXP Funding LLC
5.35%, 03/01/2026	8,000	8,002
5.55%, 12/01/2028	10,000	10,153
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	5,000	4,725
Qorvo, Inc.
3.38%, 04/01/2031*	20,000	17,200
		84,371
Software — 0.6%
Black Knight InfoServ LLC
3.63%, 09/01/2028*	64,000	60,480
Constellation Software, Inc.
5.46%, 02/16/2034*	5,000	5,033
Fair Isaac Corp.
4.00%, 06/15/2028*	60,000	56,043
MSCI, Inc.
3.63%, 11/01/2031*	20,000	17,357
Security Description	Shares or Principal Amount	Value

Software (continued)
Open Text Corp.
3.88%, 12/01/2029*	$ 65,000	$ 57,915
6.90%, 12/01/2027*	30,000	31,020
Oracle Corp.
2.30%, 03/25/2028	33,000	29,796
3.60%, 04/01/2040	6,000	4,730
3.85%, 04/01/2060	57,000	40,568
4.10%, 03/25/2061	2,000	1,502
4.90%, 02/06/2033	15,000	14,686
SS&C Technologies, Inc.
5.50%, 09/30/2027*	60,000	58,665
		377,795
Telecommunications — 0.2%
AT&T, Inc.
2.55%, 12/01/2033	5,000	4,005
3.55%, 09/15/2055	4,000	2,797
3.65%, 09/15/2059	2,000	1,392
3.80%, 12/01/2057	25,000	18,101
4.50%, 05/15/2035	5,000	4,670
Cisco Systems, Inc.
4.95%, 02/26/2031	15,000	15,132
5.35%, 02/26/2064	10,000	10,249
Nokia Oyj
6.63%, 05/15/2039	20,000	19,491
T-Mobile USA, Inc.
2.05%, 02/15/2028	33,000	29,568
2.40%, 03/15/2029	5,000	4,431
5.05%, 07/15/2033	10,000	9,891
5.75%, 01/15/2034	10,000	10,414
		130,141
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	30,000	29,469
5.35%, 03/30/2029*	5,000	5,003
5.75%, 05/24/2026*	20,000	20,145
6.05%, 08/01/2028*	5,000	5,144
		59,761
Total Corporate Bonds & Notes (cost $8,356,727)		8,064,420
ASSET BACKED SECURITIES — 3.6%
Auto Loan Receivables — 1.1%
American Credit Acceptance Receivables Trust
Series 2023-3, Class B 6.09%, 11/12/2027*	20,000	20,052
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class D 2.58%, 09/18/2025	28,469	28,423
ARI Fleet Lease Trust
Series 2023-A, Class A2 5.41%, 02/17/2032*	78,970	78,783
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class B 5.43%, 08/15/2028	15,000	14,987
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.65%, 05/15/2035*	77,306	77,389
Citizens Auto Receivables Trust
Series 2024-1, Class A4 5.03%, 10/15/2030*	15,000	14,946

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
DT Auto Owner Trust
Series 2023-1A, Class B 5.19%, 10/16/2028*	$ 15,000	$ 14,907
Series 2023-2A, Class B 5.41%, 02/15/2029*	15,000	14,919
Exeter Automobile Receivables Trust
Series 2019-4A, Class D 2.58%, 09/15/2025*	11,640	11,575
Series 2020-1A, Class D 2.73%, 12/15/2025*	5,471	5,419
Series 2023-1A, Class B 5.72%, 04/15/2027	20,000	19,974
Series 2022-6A, Class B 6.03%, 08/16/2027	9,000	9,005
Series 2023-3A, Class B 6.11%, 09/15/2027	8,000	8,021
Flagship Credit Auto Trust
Series 2023-1, Class B 5.05%, 01/18/2028*	10,000	9,897
Series 2023-2, Class B 5.21%, 05/15/2028*	19,000	18,766
Series 2023-3, Class B 5.64%, 07/16/2029*	19,000	19,026
GM Financial Consumer Automobile Receivables Trust
Series 2024-1, Class B 5.16%, 08/16/2029	5,000	4,991
OneMain Direct Auto Receivables Trust
Series 2023-1A, Class A 5.41%, 11/14/2029*	100,000	100,103
Prestige Auto Receivables Trust
Series 2022-1A, Class B 6.55%, 07/17/2028*	30,000	30,118
Santander Drive Auto Receivables Trust
Series 2023-1, Class B 4.98%, 02/15/2028	15,000	14,897
Series 2023-3, Class B 5.61%, 07/17/2028	25,000	25,057
Series 2023-4, Class B 5.77%, 12/15/2028	30,000	30,209
SBNA Auto Lease Trust
Series 2024-A, Class A4 5.24%, 01/22/2029*	10,000	9,977
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B 5.71%, 01/22/2030*	15,000	15,153
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	20,242	20,034
Series 2023-1A, Class B 5.41%, 01/18/2028*	10,000	9,974
World Omni Auto Receivables Trust
Series 2023-A, Class B 5.03%, 05/15/2029	15,000	14,908
		641,510
Home Equity — 0.2%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 7.02%, (TSFR1M+1.69%), 10/25/2034	2,057	2,014
Security Description	Shares or Principal Amount	Value

Home Equity (continued)
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 5.54%, (TSFR1M+0.21%), 02/25/2037	$ 24,631	$ 11,520
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 5.94%, (TSFR1M+0.61%), 11/25/2036	117,025	110,215
		123,749
Other Asset Backed Securities — 2.3%
510 Asset Backed Trust
Series 2021-NPL2, Class A1 2.12%, 06/25/2061*(4)	41,300	40,083
Series 2021-NPL1, Class A1 2.24%, 06/25/2061*(4)	41,411	40,344
Aligned Data Centers Issuer LLC
Series 2023-1A, Class A2 6.00%, 08/17/2048*	40,000	39,990
Bain Capital Credit CLO, Ltd. FRS
Series 2019-1A, Class AR 6.70%, (TSFR3M+1.39%), 04/19/2034*	100,000	99,845
CNH Equipment Trust
Series 2023-A, Class A4 4.77%, 10/15/2030	10,000	9,907
DLLAA LLC
Series 2023-1A, Class A3 5.64%, 02/22/2028*	15,000	15,148
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	48,625	43,248
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	47,375	46,086
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	99,390	96,137
Navient Private Education Refi Loan Trust
Series 2023-A, Class A 5.51%, 10/15/2071*	89,122	89,485
Pretium Mtg. Credit Partners LLC
Series 2021-RN1, Class A1 1.99%, 02/25/2061*(4)	48,128	46,894
Series 2022-NPL1, Class A1 2.98%, 01/25/2052*(4)	55,910	54,336
Securitized Asset Backed Receivables LLC Trust FRS
Series 2007-BR5, Class A2A 5.57%, (TSFR1M+0.24%), 05/25/2037	44,508	32,941
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.90%, 07/25/2048*	40,000	39,860
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	25,000	23,306
Taco Bell Funding LLC
Series 2021-1A, Class A2II 2.29%, 08/25/2051*	102,180	88,738
VCAT LLC
Series 2021-NPL4, Class A1 1.87%, 08/25/2051*(4)	43,248	41,839
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 6.71%, (TSFR3M+1.39%), 04/15/2034*	100,000	99,997

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Vericrest Opportunity Loan Trust
Series 2021-NP11, Class A1 1.87%, 08/25/2051*(4)	$ 53,019	$ 51,046
VOLT CIII LLC
Series 2021-CF1, Class A1 1.99%, 08/25/2051*(4)	51,445	49,497
VOLT XCIV LLC
Series 2021-NPL3, Class A1 5.24%, 02/27/2051*(4)	41,068	40,128
VOLT XCVII LLC
Series 2021-NPL6, Class A1 5.24%, 04/25/2051*(4)	44,301	43,444
Wellfleet CLO X, Ltd. FRS
Series 2019-XA, Class A1R 6.75%, (TSFR3M+1.43%), 07/20/2032*	249,623	249,374
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	46,872	44,229
		1,425,902
Total Asset Backed Securities (cost $2,171,000)		2,191,161
COLLATERALIZED MORTGAGE OBLIGATIONS — 6.1%
Commercial and Residential — 4.7%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	110,000	105,975
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(2)	19,612	16,530
Series 2020-R1, Class A1 0.99%, 04/25/2053*(2)	11,378	10,411
Series 2021-2, Class A1 0.99%, 04/25/2066*(2)	19,351	15,988
Series 2021-3, Class A1 1.07%, 05/25/2066*(2)	35,363	29,719
Series 2021-4, Class A2 1.24%, 01/20/2065*(2)	24,869	20,215
Series 2020-3, Class A1 1.69%, 04/25/2065*(2)	18,105	16,577
BANK
Series 2019-BN17, Class A4 3.71%, 04/15/2052	91,000	85,460
BANK VRS
Series 2017-BNK8, Class XA 0.71%, 11/15/2050(2)(5)	810,173	16,883
Series 2020-BN26, Class XA 1.21%, 03/15/2063(2)(5)	968,162	50,984
BBCMS Mtg. Trust
Series 2024-C24, Class A5 5.42%, 02/15/2057	20,000	20,573
BBCMS Mtg. Trust VRS
Series 2022-C18, Class A4 5.44%, 12/15/2055(2)	20,000	20,571
Series 2022-C18, Class A5 5.71%, 12/15/2055(2)	10,000	10,460
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 5.17%, 02/25/2036(2)	24,022	21,012
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.46%, 07/15/2051(2)(5)	288,451	4,070
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2018-B1, Class XA 0.52%, 01/15/2051(2)(5)	$ 127,474	$ 1,969
Series 2018-B8, Class XA 0.62%, 01/15/2052(2)(5)	897,618	19,811
Series 2019-B10, Class XA 1.19%, 03/15/2062(2)(5)	250,306	12,482
Series 2020-B22, Class XA 1.51%, 01/15/2054(2)(5)	148,897	11,475
Series 2020-B18, Class XA 1.78%, 07/15/2053(2)(5)	96,841	6,043
BX Trust FRS
Series 2024-PAT, Class B 8.29%, (TSFR1M+3.04%), 03/15/2026*	10,000	9,994
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 5.39%, (H15T1Y+2.4%), 03/25/2036	10,570	9,667
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(2)	31,735	25,885
Series 2021-3, Class A1 0.96%, 09/27/2066*(2)	70,091	56,228
Series 2021-2, Class A3 1.34%, 08/25/2066*(2)	35,544	28,889
Commercial Mtg. Trust
Series 2015-LC19, Class A4 3.18%, 02/10/2048	90,000	88,150
Series 2014-CR21, Class A3 3.53%, 12/10/2047	103,223	101,060
Series 2014-CR17, Class A5 3.98%, 05/10/2047	37,630	37,553
Connecticut Avenue Securities Trust FRS
Series 2024-R02, Class 1M2 7.12%, (SOFR30A+1.80%), 02/25/2044*	10,000	10,034
Series 2019-HRP1, Class M2 7.58%, (SOFR30A+2.26%), 11/25/2039*	4,828	4,863
Series 2024-R02, Class 1B1 7.82%, (SOFR30A+2.50%), 02/25/2044*	10,000	10,062
Series 2023-R06, Class 1M2 8.02%, (SOFR30A+2.70%), 07/25/2043*	35,000	36,220
Series 2021-R01, Class 1B1 8.42%, (SOFR30A+3.10%), 10/25/2041*	51,800	53,288
Series 2023-R05, Class 1M2 8.42%, (SOFR30A+3.10%), 06/25/2043*	17,000	17,852
Series 2022-R01, Class 1B1 8.47%, (SOFR30A+3.15%), 12/25/2041*	54,000	55,477
Series 2017-C01, Class 1M2 8.98%, (SOFR30A+3.66%), 07/25/2029	10,119	10,486
Series 2016-C07, Class 2M2 9.78%, (SOFR30A+4.46%), 05/25/2029	17,428	18,338
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	15,085	7,280
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.71%, 06/15/2057(2)(5)	816,656	3,252
CSMC Trust VRS
Series 2021-NQM5, Class A1 0.94%, 05/25/2066*(2)	60,518	48,549
Series 2021-NQM4, Class A1 1.10%, 05/25/2066*(2)	46,735	38,177
Series 2021-NQM2, Class A1 1.18%, 02/25/2066*(2)	40,044	34,629

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2021-NQM8, Class A1 1.84%, 10/25/2066*(2)	$ 75,711	$ 65,653
Series 2022-NQM1, Class A1 2.27%, 11/25/2066*(2)	84,843	74,004
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(2)	21,793	19,629
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	115,000	108,006
Series 2016-C1, Class ASB 3.04%, 05/10/2049	25,997	25,362
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.70%, 09/15/2053(2)(5)	98,754	5,333
DC Trust VRS
Series 2024-HLTN, Class A 5.73%, 04/13/2028*(2)	10,000	10,020
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 6.74%, 05/25/2035(2)	15,502	13,917
GCAT Trust VRS
Series 2021-NQM1, Class A1 0.87%, 01/25/2066*(2)	28,921	24,235
Series 2021-NQM3, Class A1 1.09%, 05/25/2066*(2)	49,976	41,431
Series 2021-NQM4, Class A1 1.09%, 08/25/2066*(2)	61,726	49,801
Series 2021-NQM7, Class A1 1.92%, 08/25/2066*(2)	55,963	48,657
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	110,000	81,623
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	30,000	29,451
GS Mtg. Securities Corp. II VRS
Series 2024-70P, Class B 5.51%, 03/10/2041*(2)	100,000	99,113
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.31%, 07/10/2051(2)(5)	1,041,928	13,555
GSR Mtg. Loan Trust VRS
Series 2007-AR1, Class 2A1 4.31%, 03/25/2047(2)	8,562	5,294
Series 2006-AR2, Class 3A1 5.89%, 04/25/2036(2)	2,823	1,710
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 5.98%, (TSFR1M+0.38%), 05/25/2035	12,087	10,990
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	80,000	73,986
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	20,000	17,018
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A2, Class A2 5.45%, 02/25/2035(2)	9,611	9,026
Series 2005-A1, Class 2A1 5.82%, 12/25/2034(2)	3,582	3,455
Mill City Mtg. Loan Trust VRS
Series 2017-3, Class A1 2.75%, 01/25/2061*(2)	6,429	6,314
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2018-1, Class A1 3.25%, 05/25/2062*(2)	$ 13,683	$ 13,345
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 0.95%, 12/15/2047(2)(5)	151,319	234
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.30%, 06/15/2050(2)(5)	88,884	2,260
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	17,159	6,142
MortgageIT Trust FRS
Series 2005-4, Class A1 6.00%, (TSFR1M+0.67%), 10/25/2035	13,943	13,491
New Residential Mtg. Loan Trust FRS
Series 2017-5A, Class A1 6.94%, (TSFR1M+1.61%), 06/25/2057*	16,986	16,987
New Residential Mtg. Loan Trust VRS
Series 2016-2A, Class A1 3.75%, 11/26/2035*(2)	19,208	17,958
Series 2015-1A, Class A3 3.75%, 05/28/2052*(2)	8,553	7,972
Series 2016-4A, Class A1 3.75%, 11/25/2056*(2)	19,893	18,459
Series 2017-4A, Class A1 4.00%, 05/25/2057*(2)	18,398	17,358
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(2)	65,564	54,154
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.25%, 07/25/2043*(2)	3,621	3,188
OBX Trust VRS
Series 2021-NQM1, Class A1 1.07%, 02/25/2066*(2)	38,632	32,782
Series 2022-NQM1, Class A1 2.31%, 11/25/2061*(2)	76,627	65,716
Preston Ridge Partners Mtg.
Series 2020-4, Class A1 5.61%, 10/25/2025*(4)	57,973	57,843
PRPM LLC
Series 2021-7, Class A1 1.87%, 08/25/2026*(4)	56,305	54,457
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	85,000	77,675
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(2)	45,613	36,585
STAR Trust VRS
Series 2021-1, Class A1 1.22%, 05/25/2065*(2)	27,346	23,844
Starwood Mtg. Residential Trust VRS
Series 2021-3, Class A1 1.13%, 06/25/2056*(2)	50,128	40,655
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)	88,523	75,290
Tyson Corner Mtg. Trust VRS
Series 2023-CRNR, Class A 6.58%, 12/10/2033*(2)	45,000	47,027

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Verus Securitization Trust VRS
Series 2021-2, Class A1 1.03%, 02/25/2066*(2)	$ 36,893	$ 31,815
Wells Fargo Commercial Mtg. Trust
Series 2014-LC16, Class A5 3.82%, 08/15/2050	33,769	33,547
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 0.87%, 09/15/2057(2)(5)	521,888	5,155
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 6.37%, 10/25/2036(2)	5,848	5,107
WF-RBS Commercial Mtg. Trust
Series 2014-C20, Class A5 4.00%, 05/15/2047	69,190	68,965
		2,868,735
U.S. Government Agency — 1.4%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	68,000	65,005
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.48%, 01/25/2034(2)(5)	173,982	5,754
Series K064, Class X1 0.60%, 03/25/2027(2)(5)	287,242	4,221
Series K122, Class X1 0.88%, 11/25/2030(2)(5)	99,016	4,478
Series K121, Class X1 1.02%, 10/25/2030(2)(5)	110,149	5,632
Series K104, Class X1 1.12%, 01/25/2030(2)(5)	166,176	8,502
Series K114, Class X1 1.12%, 06/25/2030(2)(5)	203,567	11,309
Series K111, Class X1 1.57%, 05/25/2030(2)(5)	99,126	7,508
Federal Home Loan Mtg. Corp. REMIC
Series 4216, Class KQ 1.70%, 10/15/2039	2,597	2,558
Series 3964, Class MD 2.00%, 01/15/2041	234	227
Series 5170, Class DP 2.00%, 07/25/2050	45,169	38,072
Series 4961, Class JB 2.50%, 12/15/2042	22,050	19,872
Series 3883, Class PB 3.00%, 05/15/2041	6,675	6,257
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	12,343	11,109
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2021-DNA7, Class B1 8.97%, (SOFR30A+3.65%), 11/25/2041*	20,000	20,824
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Debt Notes FRS
Series 2023-DNA2, Class M1B 8.57%, (SOFR30A+3.25%), 04/25/2043*	15,000	15,722
Series 2022-HQA2, Class M1B 9.32%, (SOFR30A+4.00%), 07/25/2042*	20,000	21,261
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA3, Class M1B 8.22%, (SOFR30A+2.90%), 04/25/2042*	$ 20,000	$ 20,676
Series 2021-HQA3, Class B1 8.67%, (SOFR30A+3.35%), 09/25/2041*	55,000	56,648
Series 2022-DNA4, Class M1B 8.67%, (SOFR30A+3.35%), 05/25/2042*	25,000	26,116
Series 2023-HQA2, Class M1B 8.67%, (SOFR30A+3.35%), 06/25/2043*	55,000	58,182
Series 2021-DNA6, Class B1 8.72%, (SOFR30A+3.40%), 10/25/2041*	55,000	56,908
Series 2023-HQA1, Class M1B 8.82%, (SOFR30A+3.50%), 05/25/2043*	50,000	52,756
Series 2022-HQA3, Class M1B 8.87%, (SOFR30A+3.55%), 08/25/2042*	10,000	10,490
Series 2022-DNA6, Class M1B 9.02%, (SOFR30A+3.70%), 09/25/2042*	20,000	21,199
Series 2022-DNA5, Class M1B 9.82%, (SOFR30A+4.50%), 06/25/2042*	35,000	37,848
Federal National Mtg. Assoc.
Series 415, Class A3 STRIPS 3.00%, 11/25/2042	12,423	11,282
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	4,330	4,192
Series 2011-117, Class MA 2.00%, 08/25/2040	229	225
Series 2012-21, Class PQ 2.00%, 09/25/2041	4,086	3,738
Series 2012-18, Class GA 2.00%, 12/25/2041	7,263	6,589
Series 2016-11, Class GA 2.50%, 03/25/2046	10,355	9,341
Series 2019-54, Class KC 2.50%, 09/25/2049	38,847	35,172
Series 2015-48, Class QB 3.00%, 02/25/2043	7,637	7,320
Series 2016-38, Class NA 3.00%, 01/25/2046	6,033	5,487
Series 2017-16, Class PB 3.00%, 03/25/2047	30,000	25,018
Series 2017-34, Class JK 3.00%, 05/25/2047	3,913	3,744
Series 2019-45, Class PT 3.00%, 08/25/2049	15,707	13,962
Series 2012-52, Class PA 3.50%, 05/25/2042	6,244	5,889
Series 2017-26, Class CG 3.50%, 07/25/2044	5,380	5,222
Series 2018-23, Class LA 3.50%, 04/25/2048	14,688	13,633
Series 2019-14, Class CA 3.50%, 04/25/2049	16,195	15,253
Series 2017-35, Class AH 3.50%, 04/25/2053	6,240	6,086
Series 2017-84, Class KA 3.50%, 04/25/2053	7,573	7,310
Series 2018-70, Class HA 3.50%, 10/25/2056	10,847	10,402
Series 2019-12, Class HA 3.50%, 11/25/2057	15,635	14,670

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2017-49, Class JA 4.00%, 07/25/2053	$ 6,549	$ 6,400
Series 2022-90, Class AY 4.50%, 12/25/2041	70,000	66,116
Federal National Mtg. Assoc. REMIC VRS
Series 2019-M21, Class X3 1.16%, 06/25/2034(2)(5)	322,550	16,878
Government National Mtg. Assoc. REMIC
Series 2013-37, Class LG 2.00%, 01/20/2042	6,553	6,201
Series 2005-74, Class HB 7.50%, 09/16/2035	80	81
Series 2005-74, Class HC 7.50%, 09/16/2035	1,192	1,218
		890,563
Total Collateralized Mortgage Obligations (cost $4,223,491)		3,759,298
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 22.9%
U.S. Government — 6.7%
United States Treasury Bonds
1.25%, 05/15/2050	591,000	302,264
1.38%, 08/15/2050	190,000	100,336
2.25%, 08/15/2046 to 02/15/2052	210,000	139,465
2.50%, 02/15/2045	90,000	65,809
2.88%, 08/15/2045	370,000	288,007
3.00%, 08/15/2052	340,000	264,098
3.13%, 08/15/2044	600,000	491,391
3.38%, 05/15/2044(6)(7)	1,015,000	866,120
3.63%, 08/15/2043 to 05/15/2053	460,000	407,259
United States Treasury Bonds TIPS
0.25%, 02/15/2050(8)	257,873	162,726
0.88%, 02/15/2047(8)	44,710	34,460
1.38%, 07/15/2033(8)	10,153	9,744
United States Treasury Notes
3.50%, 04/30/2030	385,000	369,961
4.00%, 02/15/2034	120,000	118,012
4.50%, 11/15/2033	115,000	117,552
United States Treasury Notes TIPS
0.25%, 07/15/2029(8)	313,433	288,994
1.75%, 01/15/2034(8)	85,269	84,176
		4,110,374
U.S. Government Agency — 16.2%
Federal Home Loan Mtg. Corp.
2.00%, 03/01/2051	330,737	262,222
2.50%, 01/01/2028 to 01/01/2052	446,303	369,462
3.00%, 08/01/2027	716	690
3.50%, 03/01/2042 to 09/01/2043	18,369	16,903
4.00%, 10/01/2043	9,485	8,998
4.50%, 01/01/2039 to 08/01/2052	175,600	167,222
5.00%, 05/01/2034 to 10/01/2052	550,227	537,402
5.50%, 07/01/2034 to 05/01/2037	2,552	2,608
6.00%, 08/01/2026	1,610	1,626
6.50%, 05/01/2029	271	278
Federal Home Loan Mtg. Corp. FRS
5.74%, (RFUCCT6M+1.49%), 02/01/2037	220	222
Federal National Mtg. Assoc.
2.00%, 04/01/2051 to 05/01/2051	989,201	787,222
2.50%, 02/01/2043 to 05/01/2051	221,647	186,214
2.97%, 06/01/2027	95,459	90,537
3.00%, 12/01/2027 to 06/01/2052	252,333	218,286
Security Description		Shares or Principal Amount	Value

U.S. Government Agency (continued)
3.50%, 08/01/2043		$ 50,914	$ 47,087
4.50%, 01/01/2039 to 12/01/2052		332,798	317,181
5.00%, 05/01/2035 to 09/01/2052		222,067	217,075
5.50%, 12/01/2029 to 06/01/2038		70,765	72,196
6.00%, 12/01/2033 to 11/01/2038		5,164	5,335
7.00%, 06/01/2037		3,262	3,382
Federal National Mtg. Assoc. FRS
5.63%, (RFUCCT1Y+1.57%), 05/01/2037		419	429
6.07%, (RFUCCT1Y+1.82%), 10/01/2040		430	443
Government National Mtg. Assoc.
2.00%, 12/20/2050		48,842	40,055
2.50%, 07/20/2051		347,810	296,475
3.00%, 04/20/2051 to 05/20/2051		248,038	219,250
3.00%, April 30 TBA		500,000	440,887
3.50%, April 30 TBA		600,000	545,926
4.00%, 07/15/2041 to 10/15/2041		13,381	12,708
4.00%, April 30 TBA		75,000	70,177
4.50%, 06/15/2041 to 09/20/2052		252,698	243,460
6.00%, 11/15/2028		3,467	3,502
7.00%, 07/15/2033		1,444	1,479
Uniform Mtg. Backed Securities
1.50%, April 15 TBA		175,000	151,538
2.00%, April 15 TBA		175,000	155,058
2.00%, April 30 TBA		200,000	158,198
4.00%, April 30 TBA		425,000	393,551
4.50%, April 30 TBA		420,000	399,933
5.00%, April 30 TBA		200,000	195,133
5.50%, April 30 TBA		755,000	751,252
6.00%, April 30 TBA		1,715,000	1,730,613
6.00%, May 30 TBA		735,000	741,548
			9,863,763
Total U.S. Government & Agency Obligations (cost $15,137,648)			13,974,137
FOREIGN GOVERNMENT OBLIGATIONS — 1.1%
Sovereign — 1.1%
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	577,000	113,390
Government of Hungary
1.63%, 04/28/2032	EUR	80,000	70,524
Government of Macedonia
2.75%, 01/18/2025	EUR	100,000	105,673
Government of Romania
2.63%, 12/02/2040*	EUR	65,000	47,776
2.75%, 04/14/2041	EUR	60,000	44,114
5.88%, 01/30/2029*		24,000	23,977
6.38%, 01/30/2034*		18,000	18,233
Republic of Indonesia
1.10%, 03/12/2033	EUR	100,000	85,457
Republic of Philippines
1.75%, 04/28/2041	EUR	100,000	75,625
United Mexican States
4.75%, 03/08/2044		66,000	54,933
6.05%, 01/11/2040		6,000	5,922
Total Foreign Government Obligations (cost $810,773)			645,624
MUNICIPAL SECURITIES — 0.6%
Chicago Board of Education General Obligation Bonds
6.14%, 12/01/2039		15,000	14,075
6.32%, 11/01/2029		30,000	29,796

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040	$ 10,000	$ 8,633
County of Riverside, CA Revenue Bonds
3.07%, 02/15/2028	70,000	66,259
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025	65,000	61,969
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045	30,000	30,879
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057	10,000	11,519
New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035	60,000	58,187
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028	65,000	69,792
State of California General Obligation Bonds
7.30%, 10/01/2039	15,000	17,644
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035	30,000	30,262
Total Municipal Securities (cost $418,179)		399,015
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	10,000	10
PURCHASED OPTIONS† — 0.1%
Purchased Options - Calls — 0.1%
Over the Counter call option on the USD vs. CNY (Expiration Date: 01/06/2025; Strike Price CNY 7.69; Counterparty: Goldman Sachs International)	5,889,048	20,517
Over the Counter call option on the USD vs. CNY (Expiration Date: 03/25/2025; Strike Price CNY 7.78; Counterparty: JPMorgan Chase Bank, N.A.)	5,933,065	23,180
Over the Counter call option on the USD vs. CNY (Expiration Date: 05/24/2024; Strike Price: CNY 7.57; Counterparty: Standard Chartered Bank)	5,872,577	1,198
Over the Counter call option on the USD vs. CNY (Expiration Date: 08/12/2024; Strike Price: CNY 7.79; Counterparty: JPMorgan Chase Bank, N.A.)	5,629,971	2,123
Total Purchased Options (cost $95,624)		47,018
Total Long-Term Investment Securities (cost $57,637,719)		64,081,438
REPURCHASE AGREEMENTS — 3.1%
Bank of America Securities LLC Joint Repurchase Agreement(9)	375,000	375,000
Security Description	Shares or Principal Amount	Value

Barclays Capital, Inc. Joint Repurchase Agreement(9)	395,000	$ 395,000
BNP Paribas SA Joint Repurchase Agreement(9)	375,000	375,000
Deutsche Bank AG Joint Repurchase Agreement(9)	375,000	375,000
RBS Securities, Inc. Joint Repurchase Agreement(9)	375,000	375,000
Total Repurchase Agreements (cost $1,895,000)		1,895,000
TOTAL INVESTMENTS (cost $59,532,719)(10)	107.9%	65,976,438
Other assets less liabilities	(7.9)	(4,841,170)
NET ASSETS	100.0%	$61,135,268
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Moderate Growth Portfolio has no right to demand registration of these securities. At March 31, 2024, the aggregate value of these securities was $7,622,690 representing 12.5% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2024.
(5)	Interest Only
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	Principal amount of security is adjusted for inflation.
(9)	See Note 2 for details of Joint Repurchase Agreements.
(10)	See Note 4 for cost of investments on a tax basis.
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
BRL—Brazilian Real
CNY—Chinese Yuan
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at March 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	65,000	USD	Fixed 2.880%	12-Month SOFR	Annual	Annual	Mar 2053	$ 717	$ 7,984	$ 8,701
Centrally Cleared	120,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	70	14,095	14,165
Centrally Cleared	230,000	USD	Fixed 3.590	12-Month SOFR	Annual	Annual	Sep 2053	1,008	738	1,746
								$1,795	$22,817	$24,612
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
3	Long	E-Mini Russell 2000 Index	June 2024	$ 315,181	$ 321,884	$ 6,703
6	Long	U.S. Treasury 10 Year Notes	June 2024	663,466	664,781	1,315
3	Long	U.S. Treasury 5 Year Notes	June 2024	320,039	321,047	1,008
5	Short	U.S. Treasury 2 Year Notes	June 2024	1,025,883	1,022,422	3,461
						$12,487
						Unrealized (Depreciation)
4	Long	U.S. Treasury Ultra 10 Year Notes	June 2024	$459,023	$458,437	$ (586)
1	Short	Euro Buxl 30 Year Bonds	June 2024	143,444	146,508	(3,064)
3	Short	Long Gilt	June 2024	376,398	378,417	(2,019)
2	Short	U.S. Treasury Long Bonds	June 2024	238,156	240,875	(2,719)
3	Short	U.S. Treasury Ultra Bonds	June 2024	383,222	387,000	(3,778)
						$(12,166)
		Net Unrealized Appreciation (Depreciation)				$ 321
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
BNP Paribas SA	EUR	424,000	USD	466,706	06/20/2024	$ 7,830	$ —
Goldman Sachs International	BRL	551,000	USD	109,319	06/20/2024	270	—
Natwest Markets PLC	USD	27,472	EUR	25,000	06/18/2024	—	(418)
Unrealized Appreciation (Depreciation)						$ 8,100	$ (418)
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$ 2,645,890	$ —	$ 0	$ 2,645,890
Other Industries	32,354,865	—	—	32,354,865
Corporate Bonds & Notes	—	8,064,420	—	8,064,420
Asset Backed Securities	—	2,191,161	—	2,191,161
Collateralized Mortgage Obligations	—	3,759,298	—	3,759,298
U.S. Government & Agency Obligations	—	13,974,137	—	13,974,137
Foreign Government Obligations	—	645,624	—	645,624
Municipal Securities	—	399,015	—	399,015
Escrows and Litigation Trusts	—	10	—	10
Purchased Options	—	47,018	—	47,018
Repurchase Agreements	—	1,895,000	—	1,895,000
Total Investments at Value	$35,000,755	$30,975,683	$ 0	$65,976,438
Other Financial Instruments:†
Swaps	$ —	$ 22,817	$—	$ 22,817
Futures Contracts	12,487	—	—	12,487
Forward Foreign Currency Contracts	—	8,100	—	8,100
Total Other Financial Instruments	$ 12,487	$ 30,917	$—	$ 43,404
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 12,166	$ —	$—	$ 12,166
Forward Foreign Currency Contracts	—	418	—	418
Total Other Financial Instruments	$ 12,166	$ 418	$—	$ 12,584
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO PROFILE — March 31, 2024— (unaudited)

Industry Allocation*
Banks	6.9%
REITS	5.6
Commercial Services	5.6
Software	5.1
Retail	4.8
Biotechnology	3.9
Computers	3.7
Oil & Gas	3.6
Healthcare-Products	3.5
Insurance	3.4
Diversified Financial Services	3.3
Chemicals	3.1
Building Materials	2.9
Semiconductors	2.5
Home Builders	2.3
Healthcare-Services	2.3
Internet	2.1
Electronics	2.1
Engineering & Construction	2.0
Pharmaceuticals	2.0
Miscellaneous Manufacturing	1.8
Telecommunications	1.6
Machinery-Diversified	1.4
Food	1.3
Apparel	1.2
Short-Term Investments	1.2
Aerospace/Defense	1.1
Metal Fabricate/Hardware	1.1
Transportation	1.1
Savings & Loans	1.0
Gas	1.0
Oil & Gas Services	0.9
Home Furnishings	0.9
Electric	0.8
Auto Parts & Equipment	0.8
Environmental Control	0.8
Coal	0.8
Distribution/Wholesale	0.7
Beverages	0.7
Real Estate	0.6
Packaging & Containers	0.6
Entertainment	0.6
Iron/Steel	0.6
Airlines	0.5
Water	0.5
Agriculture	0.5
Investment Companies	0.5
Electrical Components & Equipment	0.4
Cosmetics/Personal Care	0.4
Energy-Alternate Sources	0.3
Advertising	0.3
Household Products/Wares	0.2
Mining	0.2
Hand/Machine Tools	0.2
Leisure Time	0.2
Media	0.2
Lodging	0.2
Unaffiliated Investment Companies	0.2
Auto Manufacturers	0.1
Repurchase Agreements	0.1
Machinery-Construction & Mining	0.1
Private Equity	0.1
Office Furnishings	0.1
Housewares	0.1
Office/Business Equipment	0.1

Textiles	0.1%
Forest Products & Paper	0.1
99.0%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.5%
Advertising — 0.3%
Stagwell, Inc.†	71,576	$ 445,203
Aerospace/Defense — 1.1%
AAR Corp.†	1,539	92,140
AeroVironment, Inc.†	1,298	198,957
Barnes Group, Inc.	2,350	87,303
Hexcel Corp.	13,898	1,012,469
Joby Aviation, Inc.†	3,784	20,282
Kaman Corp.	1,313	60,227
Mercury Systems, Inc.†	2,423	71,479
Moog, Inc., Class A	1,334	212,973
National Presto Industries, Inc.	243	20,363
Triumph Group, Inc.†	3,565	53,618
		1,829,811
Agriculture — 0.5%
Andersons, Inc.	3,372	193,452
Darling Ingredients, Inc.†	6,094	283,432
Dole PLC	6,591	78,631
Fresh Del Monte Produce, Inc.	2,479	64,231
Universal Corp.	1,140	58,961
Vector Group, Ltd.	6,147	67,371
Vital Farms, Inc.†	2,350	54,637
		800,715
Airlines — 0.5%
Alaska Air Group, Inc.†	5,848	251,406
Allegiant Travel Co.	664	49,939
JetBlue Airways Corp.†	18,676	138,576
SkyWest, Inc.†	5,226	361,012
Sun Country Airlines Holdings, Inc.†	1,808	27,283
		828,216
Apparel — 1.2%
Crocs, Inc.†	1,454	209,085
Hanesbrands, Inc.†	16,234	94,157
Kontoor Brands, Inc.	2,319	139,720
Oxford Industries, Inc.	6,050	680,020
Steven Madden, Ltd.	18,227	770,638
Wolverine World Wide, Inc.	3,688	41,342
		1,934,962
Auto Manufacturers — 0.1%
Blue Bird Corp.†	2,221	85,153
REV Group, Inc.	4,350	96,091
Wabash National Corp.	2,105	63,024
		244,268
Auto Parts & Equipment — 0.8%
Adient PLC†	4,153	136,717
American Axle & Manufacturing Holdings, Inc.†	5,429	39,957
Dana, Inc.	5,958	75,667
Dorman Products, Inc.†	1,314	126,656
Gentherm, Inc.†	8,366	481,714
Goodyear Tire & Rubber Co.†	13,983	191,987
Methode Electronics, Inc.	1,651	20,109
Phinia, Inc.	2,165	83,201
Standard Motor Products, Inc.	867	29,088
Titan International, Inc.†	10,575	131,764
XPEL, Inc.†	987	53,318
		1,370,178
Banks — 6.9%
Amalgamated Financial Corp.	2,324	55,776
Security Description	Shares or Principal Amount	Value

Banks (continued)
Ameris Bancorp	5,931	$ 286,942
Associated Banc-Corp	1,726	37,126
Atlantic Union Bankshares Corp.	3,479	122,844
BancFirst Corp.	672	59,156
Bancorp, Inc.†	3,541	118,482
Bank of Hawaii Corp.	1,844	115,047
Bank of N.T. Butterfield & Son, Ltd.	8,437	269,900
BankUnited, Inc.	4,966	139,048
Banner Corp.	3,245	155,760
Business First Bancshares, Inc.	2,671	59,510
Byline Bancorp, Inc.	860	18,679
Cathay General Bancorp	3,369	127,449
Central Pacific Financial Corp.	2,308	45,583
City Holding Co.	686	71,495
CNB Financial Corp.	1,102	22,470
Coastal Financial Corp.†	1,805	70,160
Community Bank System, Inc.	2,473	118,778
ConnectOne Bancorp, Inc.	12,396	241,722
Customers Bancorp, Inc.†	6,170	327,380
CVB Financial Corp.	6,139	109,520
Dime Community Bancshares, Inc.	1,620	31,201
Eagle Bancorp, Inc.	1,388	32,604
Eastern Bankshares, Inc.	12,188	167,951
Enterprise Financial Services Corp.	2,587	104,929
Equity Bancshares, Inc., Class A	1,789	61,488
FB Financial Corp.	1,629	61,348
Financial Institutions, Inc.	191	3,595
First Bancorp	1,907	68,881
First BanCorp/Puerto Rico	54,667	958,859
First Bancshares, Inc.	1,325	34,384
First Citizens BancShares, Inc., Class A	70	114,450
First Commonwealth Financial Corp.	4,721	65,716
First Financial Bancorp	4,412	98,917
First Financial Corp.	1,299	49,791
First Hawaiian, Inc.	5,919	129,981
First Merchants Corp.	16,959	591,869
First Mid Bancshares, Inc.	1,190	38,889
FNB Corp.	1,479	20,854
Fulton Financial Corp.	7,597	120,716
Glacier Bancorp, Inc.	967	38,951
Hancock Whitney Corp.	670	30,847
Hanmi Financial Corp.	2,019	32,142
Heartland Financial USA, Inc.	836	29,385
Heritage Commerce Corp.	6,556	56,250
Heritage Financial Corp.	1,619	31,392
Hilltop Holdings, Inc.	2,145	67,181
Home BancShares, Inc.	2,913	71,572
Hope Bancorp, Inc.	10,036	115,514
Independent Bank Corp.	1,988	103,416
Independent Bank Group, Inc.	1,666	76,053
Lakeland Financial Corp.	1,179	78,191
Live Oak Bancshares, Inc.	699	29,015
Macatawa Bank Corp.	471	4,611
Mercantile Bank Corp.	260	10,007
Merchants Bancorp	3,412	147,330
Mid Penn Bancorp, Inc.	264	5,283
MidWestOne Financial Group, Inc.	416	9,751
MVB Financial Corp.	119	2,655
National Bank Holdings Corp., Class A	2,419	87,253
NBT Bancorp, Inc.	2,184	80,109
OFG Bancorp	7,350	270,554
Old National Bancorp	9,915	172,620
Old Second Bancorp, Inc.	5,897	81,614

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Park National Corp.	665	$ 90,340
Pathward Financial, Inc.	3,893	196,519
Pinnacle Financial Partners, Inc.	912	78,323
Popular, Inc.	3,069	270,348
Preferred Bank	1,231	94,504
Premier Financial Corp.	595	12,079
QCR Holdings, Inc.	2,179	132,352
Renasant Corp.	2,604	81,557
S&T Bancorp, Inc.	1,773	56,878
Seacoast Banking Corp. of Florida	24,861	631,221
ServisFirst Bancshares, Inc.	2,272	150,770
Simmons First National Corp., Class A	5,806	112,985
South Plains Financial, Inc.	147	3,934
Southside Bancshares, Inc.	1,965	57,437
SouthState Corp.	7,395	628,797
Stellar Bancorp, Inc.	2,175	52,983
Texas Capital Bancshares, Inc.†	540	33,237
Tompkins Financial Corp.	581	29,219
Towne Bank	1,410	39,565
TriCo Bancshares	13,644	501,826
Triumph Financial, Inc.†	1,000	79,320
TrustCo Bank Corp.	882	24,837
Trustmark Corp.	2,832	79,608
UMB Financial Corp.	245	21,313
United Bankshares, Inc.	1,163	41,624
United Community Banks, Inc.	20,625	542,850
Unity Bancorp, Inc.	172	4,747
Veritex Holdings, Inc.	4,351	89,152
Walker & Dunlop, Inc.	1,551	156,744
WesBanco, Inc.	1,154	34,401
Westamerica BanCorp	1,237	60,465
Wintrust Financial Corp.	2,120	221,307
		11,572,188
Beverages — 0.7%
Coca-Cola Consolidated, Inc.	115	97,337
MGP Ingredients, Inc.	725	62,444
National Beverage Corp.†	1,083	51,399
Primo Water Corp.	44,785	815,535
Vita Coco Co., Inc.†	7,499	183,201
		1,209,916
Biotechnology — 3.9%
ACADIA Pharmaceuticals, Inc.†	6,111	112,992
Akero Therapeutics, Inc.†	5,918	149,489
Allogene Therapeutics, Inc.†	10,319	46,126
Amicus Therapeutics, Inc.†	18,730	220,639
ANI Pharmaceuticals, Inc.†	1,364	94,293
Annexon, Inc.†	20,548	147,329
Arcus Biosciences, Inc.†	2,507	47,332
Arcutis Biotherapeutics, Inc.†	21,384	211,915
Arrowhead Pharmaceuticals, Inc.†	1,970	56,342
Atara Biotherapeutics, Inc.†	28,707	19,923
Axsome Therapeutics, Inc.†	3,368	268,766
Biohaven, Ltd.†	280	15,313
Bluebird Bio, Inc.†	636	814
Blueprint Medicines Corp.†	1,048	99,413
Bridgebio Pharma, Inc.†	1,100	34,012
Certara, Inc.†	4,967	88,810
Crinetics Pharmaceuticals, Inc.†	3,153	147,592
Cytek Biosciences, Inc.†	4,589	30,792
Dynavax Technologies Corp.†	5,995	74,398
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Esperion Therapeutics, Inc.†	34,862	$ 93,430
Evolus, Inc.†	35,275	493,850
Immunovant, Inc.†	3,584	115,799
Innoviva, Inc.†	2,615	39,853
Insmed, Inc.†	3,406	92,405
Intellia Therapeutics, Inc.†	1,996	54,910
Intra-Cellular Therapies, Inc.†	5,896	408,003
Kyverna Therapeutics, Inc.†	4,464	110,886
Ligand Pharmaceuticals, Inc.†	760	55,556
MeiraGTx Holdings PLC†	7,435	45,131
Mersana Therapeutics, Inc.†	27,484	123,128
Mural Oncology PLC†	247	1,208
Myriad Genetics, Inc.†	4,106	87,540
NeoGenomics, Inc.†	43,348	681,431
OmniAb, Inc. (Earnout Shares 12.50)†(1)	927	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	927	0
Ovid therapeutics, Inc.†	33,931	103,490
Prothena Corp. PLC†	2,266	56,129
PTC Therapeutics, Inc.†	1,917	55,766
Recursion Pharmaceuticals, Inc., Class A†	18,376	183,209
REGENXBIO, Inc.†	1,877	39,548
Replimune Group, Inc.†	5,035	41,136
REVOLUTION Medicines, Inc.†	6,861	221,130
Sage Therapeutics, Inc.†	2,431	45,557
Sana Biotechnology, Inc.†	54	540
SpringWorks Therapeutics, Inc.†	4,577	225,280
Sutro Biopharma, Inc.†	545	3,079
Syndax Pharmaceuticals, Inc.†	5,902	140,468
Travere Therapeutics, Inc.†	7,127	54,949
Tyra Biosciences, Inc.†	8,420	138,088
Ventyx Biosciences, Inc.†	19,608	107,844
Vericel Corp.†	2,213	115,120
Viking Therapeutics, Inc.†	7,498	614,836
Vir Biotechnology, Inc.†	3,993	40,449
Xencor, Inc.†	4,439	98,235
		6,554,273
Building Materials — 2.9%
AAON, Inc.	3,127	275,489
American Woodmark Corp.†	743	75,533
Apogee Enterprises, Inc.	1,956	115,795
Armstrong World Industries, Inc.	2,049	254,527
Boise Cascade Co.	2,918	447,534
Gibraltar Industries, Inc.†	2,353	189,487
Griffon Corp.	7,975	584,886
Hayward Holdings, Inc.†	59,248	907,087
Knife River Corp.†	1,205	97,701
Masterbrand, Inc.†	5,879	110,172
Modine Manufacturing Co.†	2,290	217,985
Simpson Manufacturing Co., Inc.	3,977	816,001
SPX Technologies, Inc.†	2,117	260,666
Summit Materials, Inc., Class A†	3,182	141,822
UFP Industries, Inc.	3,051	375,304
		4,869,989
Chemicals — 3.1%
AdvanSix, Inc.	1,250	35,750
Arcadium Lithium PLC†	3,439	14,822
Ashland, Inc.	6,132	597,073
Avient Corp.	2,260	98,084
Balchem Corp.	6,029	934,194
Cabot Corp.	2,156	198,783
Ecovyst, Inc.†	1,301	14,506

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Element Solutions, Inc.	31,344	$ 782,973
H.B. Fuller Co.	4,011	319,837
Hawkins, Inc.	884	67,891
Ingevity Corp.†	2,339	111,570
Innospec, Inc.	1,153	148,668
Koppers Holdings, Inc.	966	53,294
Mativ Holdings, Inc.	2,514	47,138
Minerals Technologies, Inc.	1,509	113,598
Orion SA	34,980	822,730
Quaker Chemical Corp.	642	131,770
Rogers Corp.†	4,114	488,291
Sensient Technologies Corp.	1,959	135,543
Stepan Co.	985	88,689
Tronox Holdings PLC	4,022	69,782
		5,274,986
Coal — 0.8%
Alpha Metallurgical Resources, Inc.	1,333	441,450
Arch Resources, Inc.	1,531	246,169
CONSOL Energy, Inc.	1,509	126,394
Peabody Energy Corp.	5,890	142,891
SunCoke Energy, Inc.	5,688	64,104
Warrior Met Coal, Inc.	3,982	241,707
		1,262,715
Commercial Services — 5.6%
ABM Industries, Inc.	9,613	428,932
Adtalem Global Education, Inc.†	4,169	214,287
Alarm.com Holdings, Inc.†	2,318	167,985
AMN Healthcare Services, Inc.†	2,516	157,275
API Group Corp.†	9,488	372,594
Arlo Technologies, Inc.†	4,389	55,521
Barrett Business Services, Inc.	830	105,178
Brink's Co.	1,496	138,200
CBIZ, Inc.†	2,720	213,520
CoreCivic, Inc.†	5,269	82,249
CorVel Corp.†	420	110,443
Cross Country Healthcare, Inc.†	1,532	28,679
Custom Truck One Source, Inc.†	32,196	187,381
Deluxe Corp.	2,027	41,736
EVERTEC, Inc.	5,072	202,373
Flywire Corp.†	7,176	178,037
GEO Group, Inc.†	5,661	79,933
Green Dot Corp., Class A†	2,092	19,518
Healthcare Services Group, Inc.†	3,425	42,744
Heidrick & Struggles International, Inc.	933	31,405
Herc Holdings, Inc.	970	163,251
Huron Consulting Group, Inc.†	1,698	164,061
Information Services Group, Inc.	19,054	76,978
John Wiley & Sons, Inc., Class A	3,623	138,145
Kelly Services, Inc., Class A	1,482	37,109
Kforce, Inc.	1,608	113,396
Korn Ferry	2,437	160,257
LiveRamp Holdings, Inc.†	45,272	1,561,884
Matthews International Corp., Class A	1,423	44,227
Medifast, Inc.	500	19,160
Mister Car Wash, Inc.†	4,224	32,736
Monro, Inc.	1,387	43,746
Payoneer Global, Inc.†	12,081	58,714
Perdoceo Education Corp.	8,074	141,779
PROG Holdings, Inc.	2,074	71,429
Progyny, Inc.†	22,838	871,270
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Remitly Global, Inc.†	3,899	$ 80,865
Repay Holdings Corp.†	10,099	111,089
Resources Connection, Inc.	1,476	19,424
Riot Platforms, Inc.†	8,312	101,739
Sabre Corp.†	17,599	42,590
Strategic Education, Inc.	1,009	105,057
Stride, Inc.†	3,768	237,572
TriNet Group, Inc.	2,787	369,250
TrueBlue, Inc.†	922	11,543
Upbound Group, Inc.	2,065	72,709
V2X, Inc.†	12,535	585,510
Valvoline, Inc.†	20,093	895,545
Vestis Corp.	6,096	117,470
Viad Corp.†	970	38,305
		9,344,800
Computers — 3.7%
3D Systems Corp.†	6,188	27,475
ASGN, Inc.†	10,632	1,113,808
CACI International, Inc., Class A†	619	234,496
Corsair Gaming, Inc.†	2,006	24,754
DXC Technology Co.†	8,481	179,882
Insight Enterprises, Inc.†	2,290	424,841
Integral Ad Science Holding Corp.†	3,124	31,146
KBR, Inc.	2,551	162,397
Lumentum Holdings, Inc.†	18,757	888,144
NCR Atleos Corp.†	3,103	61,284
NCR Voyix Corp.†	6,221	78,571
NetScout Systems, Inc.†	3,294	71,941
Qualys, Inc.†	1,299	216,764
Rapid7, Inc.†	3,298	161,734
Science Applications International Corp.	4,211	549,072
Super Micro Computer, Inc.†	1,169	1,180,725
TTEC Holdings, Inc.	880	9,126
Unisys Corp.†	25,739	126,379
WNS Holdings, Ltd.†	11,608	586,552
		6,129,091
Cosmetics/Personal Care — 0.4%
e.l.f. Beauty, Inc.†	2,227	436,559
Edgewell Personal Care Co.	2,867	110,781
Inter Parfums, Inc.	831	116,764
		664,104
Distribution/Wholesale — 0.7%
G-III Apparel Group, Ltd.†	3,479	100,926
Hudson Technologies, Inc.†	723	7,960
OPENLANE, Inc.†	5,010	86,673
Resideo Technologies, Inc.†	9,050	202,901
Rush Enterprises, Inc., Class A	8,028	429,659
ScanSource, Inc.†	2,694	118,644
Titan Machinery, Inc.†	1,637	40,614
WESCO International, Inc.	1,340	229,515
		1,216,892
Diversified Financial Services — 3.3%
Air Lease Corp.	4,789	246,346
Artisan Partners Asset Management, Inc., Class A	3,181	145,594
AssetMark Financial Holdings, Inc.†	2,063	73,051
B. Riley Financial, Inc.	766	16,216
BGC Group, Inc., Class A	17,938	139,378
Bread Financial Holdings, Inc.	2,288	85,205
BrightSphere Investment Group, Inc.	1,502	34,306
Enact Holdings, Inc.	3,118	97,219

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Encore Capital Group, Inc.†	9,922	$ 452,542
Enova International, Inc.†	2,834	178,060
EZCORP, Inc., Class A†	2,420	27,419
Federal Agricultural Mtg. Corp., Class C	349	68,711
Houlihan Lokey, Inc.	4,340	556,344
International Money Express, Inc.†	1,930	44,062
LendingClub Corp.†	5,804	51,017
Moelis & Co., Class A	3,092	175,533
Mr. Cooper Group, Inc.†	5,496	428,413
Navient Corp.	3,807	66,242
PennyMac Financial Services, Inc.	1,971	179,538
Perella Weinberg Partners	56,231	794,544
Piper Sandler Cos.	1,377	273,321
PJT Partners, Inc., Class A	1,034	97,465
PRA Group, Inc.†	1,820	47,466
Radian Group, Inc.	14,529	486,286
StoneX Group, Inc.†	2,172	152,605
Victory Capital Holdings, Inc., Class A	8,030	340,713
Virtus Investment Partners, Inc.	663	164,411
WisdomTree, Inc.	5,121	47,062
World Acceptance Corp.†	156	22,617
		5,491,686
Electric — 0.8%
Avista Corp.	3,588	125,652
Clearway Energy, Inc., Class A	2,802	60,271
Clearway Energy, Inc., Class C	8,325	191,891
IDACORP, Inc.	1,265	117,506
MGE Energy, Inc.	3,109	244,740
Northwestern Energy Group, Inc.	1,068	54,393
Otter Tail Corp.	1,934	167,098
Portland General Electric Co.	5,208	218,736
Unitil Corp.	4,636	242,695
		1,422,982
Electrical Components & Equipment — 0.4%
Encore Wire Corp.	2,081	546,845
Energizer Holdings, Inc.	3,096	91,146
Insteel Industries, Inc.	902	34,475
Powell Industries, Inc.	427	60,762
		733,228
Electronics — 2.1%
Advanced Energy Industries, Inc.	1,729	176,324
Atkore, Inc.	2,708	515,495
Badger Meter, Inc.	1,361	220,223
Benchmark Electronics, Inc.	5,019	150,620
Brady Corp., Class A	2,077	123,125
CTS Corp.	1,445	67,612
ESCO Technologies, Inc.	10,042	1,074,996
Itron, Inc.†	2,110	195,217
Knowles Corp.†	22,769	366,581
Mesa Laboratories, Inc.	238	26,116
OSI Systems, Inc.†	1,274	181,953
Plexus Corp.†	1,281	121,464
Sanmina Corp.†	2,587	160,860
TTM Technologies, Inc.†	4,742	74,212
Turtle Beach Corp.†	351	6,051
Vicor Corp.†	1,047	40,037
		3,500,886
Energy-Alternate Sources — 0.3%
Green Plains, Inc.†	4,218	97,520
Security Description	Shares or Principal Amount	Value

Energy-Alternate Sources (continued)
REX American Resources Corp.†	1,088	$ 63,877
SolarEdge Technologies, Inc.†	2,635	187,032
Sunnova Energy International, Inc.†	2,165	13,271
SunPower Corp.†	3,985	11,955
Sunrun, Inc.†	10,104	133,171
		506,826
Engineering & Construction — 2.0%
Arcosa, Inc.	2,261	194,129
Comfort Systems USA, Inc.	2,188	695,149
Construction Partners, Inc., Class A†	1,871	105,057
Dycom Industries, Inc.†	1,361	195,344
Frontdoor, Inc.†	3,693	120,318
Granite Construction, Inc.	2,037	116,374
IES Holdings, Inc.†	791	96,217
MYR Group, Inc.†	3,286	580,801
NV5 Global, Inc.†	590	57,826
Primoris Services Corp.	21,964	935,008
Sterling Infrastructure, Inc.†	2,983	329,055
		3,425,278
Entertainment — 0.6%
United Parks & Resorts, Inc.†	1,012	56,884
Accel Entertainment, Inc.†	6,128	72,249
Cinemark Holdings, Inc.†	4,920	88,412
Everi Holdings, Inc.†	7,292	73,285
Golden Entertainment, Inc.	995	36,646
Light & Wonder, Inc.†	3,043	310,660
Lions Gate Entertainment Corp., Class A†	6,427	63,949
Madison Square Garden Sports Corp.†	774	142,818
Monarch Casino & Resort, Inc.	619	46,419
Six Flags Entertainment Corp.†	3,355	88,304
		979,626
Environmental Control — 0.8%
Enviri Corp.†	3,702	33,873
Stericycle, Inc.†	19,910	1,050,253
Tetra Tech, Inc.	1,496	276,326
		1,360,452
Food — 1.3%
B&G Foods, Inc.	3,646	41,710
Calavo Growers, Inc.	825	22,943
Cal-Maine Foods, Inc.	3,275	192,734
Chefs' Warehouse, Inc.†	24,738	931,633
Hain Celestial Group, Inc.†	4,166	32,745
J&J Snack Foods Corp.	719	103,939
John B. Sanfilippo & Son, Inc.	1,320	139,815
Simply Good Foods Co.†	7,370	250,801
SpartanNash Co.	1,606	32,457
Sprouts Farmers Market, Inc.†	2,904	187,250
SunOpta, Inc.†	9,668	66,419
Tootsie Roll Industries, Inc.	826	26,435
TreeHouse Foods, Inc.†	2,334	90,909
United Natural Foods, Inc.†	3,938	45,248
WK Kellogg Co.	3,058	57,490
		2,222,528
Forest Products & Paper — 0.1%
Mercer International, Inc.	2,035	20,248
Sylvamo Corp.	1,638	101,130
		121,378

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas — 1.0%
Chesapeake Utilities Corp.	7,128	$ 764,834
New Jersey Resources Corp.	1,892	81,186
Northwest Natural Holding Co.	3,150	117,243
ONE Gas, Inc.	10,313	665,498
		1,628,761
Hand/Machine Tools — 0.2%
Enerpac Tool Group Corp.	2,510	89,507
Franklin Electric Co., Inc.	1,840	196,530
Kennametal, Inc.	3,676	91,679
		377,716
Healthcare-Products — 3.5%
Adaptive Biotechnologies Corp.†	758	2,433
Alphatec Holdings, Inc.†	5,126	70,688
AngioDynamics, Inc.†	7,665	44,994
Artivion, Inc.†	1,809	38,278
AtriCure, Inc.†	5,023	152,800
Atrion Corp.	445	206,280
Avanos Medical, Inc.†	2,153	42,866
BioLife Solutions, Inc.†	1,650	30,608
CONMED Corp.	1,426	114,194
Embecta Corp.	2,670	35,431
Glaukos Corp.†	2,263	213,378
Haemonetics Corp.†	6,516	556,141
ICU Medical, Inc.†	13,655	1,465,455
Inari Medical, Inc.†	2,377	114,048
Inmode, Ltd.†	2,654	57,353
Inogen, Inc.†	19,479	157,196
Integer Holdings Corp.†	1,546	180,387
iRhythm Technologies, Inc.†	3,020	350,320
Lantheus Holdings, Inc.†	3,842	239,126
LeMaitre Vascular, Inc.	919	60,985
Merit Medical Systems, Inc.†	2,678	202,858
Natera, Inc.†	6,654	608,575
OmniAb, Inc.†	4,119	22,325
Omnicell, Inc.†	3,313	96,839
OraSure Technologies, Inc.†	3,408	20,959
Patterson Cos., Inc.	3,825	105,761
Quanterix Corp.†	1,424	33,549
SI-BONE, Inc.†	3,251	53,219
STAAR Surgical Co.†	2,263	86,628
Tandem Diabetes Care, Inc.†	3,024	107,080
Treace Medical Concepts, Inc.†	2,598	33,904
Twist Bioscience Corp.†	6,201	212,756
UFP Technologies, Inc.†	326	82,217
Varex Imaging Corp.†	1,883	34,082
		5,833,713
Healthcare-Services — 2.3%
Astrana Health, Inc.†	1,953	82,007
Addus HomeCare Corp.†	742	76,678
Agiliti, Inc.†	1,626	16,455
Enhabit, Inc.†	45,325	528,036
Ensign Group, Inc.	2,607	324,363
Fortrea Holdings, Inc.†	4,118	165,297
Fulgent Genetics, Inc.†	2,557	55,487
HealthEquity, Inc.†	3,544	289,297
Medpace Holdings, Inc.†	1,004	405,767
ModivCare, Inc.†	572	13,413
National HealthCare Corp.	1,197	113,129
OPKO Health, Inc.†	24,690	29,628
Oscar Health, Inc., Class A†	8,954	133,146
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Pediatrix Medical Group, Inc. †	3,841	$ 38,525
RadNet, Inc.†	3,023	147,099
Select Medical Holdings Corp.	4,876	147,011
Surgery Partners, Inc.†	1,221	36,422
Tenet Healthcare Corp.†	1,111	116,777
U.S. Physical Therapy, Inc.	9,533	1,075,990
		3,794,527
Home Builders — 2.3%
Cavco Industries, Inc.†	2,717	1,084,246
Century Communities, Inc.	2,261	218,187
Forestar Group, Inc.†	1,974	79,335
Green Brick Partners, Inc.†	2,667	160,633
Installed Building Products, Inc.	1,313	339,713
KB Home	1,302	92,286
Landsea Homes Corp.†	5,011	72,810
LCI Industries	1,174	144,472
LGI Homes, Inc.†	951	110,668
M/I Homes, Inc.†	2,005	273,261
MDC Holdings, Inc.	2,770	174,261
Meritage Homes Corp.	2,753	483,041
Taylor Morrison Home Corp.†	4,506	280,138
Tri Pointe Homes, Inc.†	8,218	317,708
Winnebago Industries, Inc.	1,356	100,344
		3,931,103
Home Furnishings — 0.9%
Ethan Allen Interiors, Inc.	1,060	36,644
MillerKnoll, Inc.	12,804	317,027
Snap One Holdings Corp.†	34,390	296,442
Sonos, Inc.†	38,409	732,076
Xperi, Inc.†	9,937	119,840
		1,502,029
Household Products/Wares — 0.2%
Central Garden & Pet Co.†	442	18,931
Central Garden & Pet Co., Class A†	3,384	124,937
Quanex Building Products Corp.	3,081	118,403
WD-40 Co.	629	159,332
		421,603
Housewares — 0.1%
Newell Brands, Inc.	17,673	141,914
Insurance — 3.4%
Ambac Financial Group, Inc.†	2,096	32,761
American Equity Investment Life Holding Co.†	2,895	162,757
AMERISAFE, Inc.	889	44,601
Assured Guaranty, Ltd.	2,521	219,957
Axis Capital Holdings, Ltd.	9,567	622,046
BRP Group, Inc., Class A†	670	19,390
Employers Holdings, Inc.	1,193	54,150
Essent Group, Ltd.	4,396	261,606
Genworth Financial, Inc., Class A†	20,916	134,490
Goosehead Insurance, Inc., Class A†	1,134	75,547
HCI Group, Inc.	316	36,681
Horace Mann Educators Corp.	1,894	70,059
Jackson Financial, Inc., Class A	5,987	395,980
Kemper Corp.	17,257	1,068,553
Lincoln National Corp.	7,868	251,225
Mercury General Corp.	1,233	63,623
NMI Holdings, Inc., Class A†	9,385	303,511
Palomar Holdings, Inc.†	2,402	201,360
ProAssurance Corp.	2,364	30,401

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Reinsurance Group of America, Inc.	3,341	$ 644,412
RLI Corp.	912	135,405
Ryan Specialty Holdings, Inc.	10,339	573,815
Safety Insurance Group, Inc.	686	56,382
SiriusPoint, Ltd.†	4,197	53,344
Skyward Specialty Insurance Group, Inc.†	529	19,790
Stewart Information Services Corp.	1,269	82,561
Trupanion, Inc.†	1,657	45,750
United Fire Group, Inc.	984	21,422
		5,681,579
Internet — 2.1%
Beyond, Inc.†	1,118	40,147
Blade Air Mobility, Inc.†	12,304	35,066
Cargurus, Inc.†	3,974	91,720
Cars.com, Inc.†	5,251	90,212
Cogent Communications Holdings, Inc.	1,949	127,328
Couchbase, Inc.†	6,902	181,592
ePlus, Inc.†	1,236	97,075
HealthStream, Inc.	1,110	29,593
IAC, Inc.†	11,723	625,305
Liquidity Services, Inc.†	1,040	19,344
Magnite, Inc.†	7,516	80,797
Open Lending Corp.†	11,574	72,453
Opendoor Technologies, Inc.†	19,256	58,346
OptimizeRx Corp.†	2,472	30,035
Perficient, Inc.†	12,749	717,641
Q2 Holdings, Inc.†	1,578	82,940
QuinStreet, Inc.†	6,232	110,057
Shutterstock, Inc.	8,909	408,121
Sprinklr, Inc.†	5,484	67,289
Squarespace, Inc., Class A†	2,855	104,036
TechTarget, Inc.†	1,199	39,663
TripAdvisor, Inc.†	5,014	139,339
Yelp, Inc.†	7,565	298,061
		3,546,160
Investment Companies — 0.5%
Cannae Holdings, Inc.†	1,491	33,160
Compass Diversified Holdings	30,894	743,618
		776,778
Iron/Steel — 0.6%
ATI, Inc.†	6,632	339,359
Carpenter Technology Corp.	2,292	163,695
Commercial Metals Co.	6,237	366,549
Haynes International, Inc.	587	35,290
Radius Recycling, Inc., Class A	489	10,333
Worthington Steel, Inc.	1,413	50,656
		965,882
Leisure Time — 0.2%
Acushnet Holdings Corp.	2,739	180,637
Topgolf Callaway Brands Corp.†	6,589	106,544
Vista Outdoor, Inc.†	2,697	88,408
		375,589
Lodging — 0.2%
Boyd Gaming Corp.	1,735	116,800
Hilton Grand Vacations, Inc.†	3,554	167,784
Marcus Corp.	1,142	16,285
		300,869
Security Description	Shares or Principal Amount	Value

Machinery-Construction & Mining — 0.1%
Argan, Inc.	1,856	$ 93,802
Astec Industries, Inc.	1,055	46,114
Bloom Energy Corp., Class A†	2,082	23,402
Terex Corp.	569	36,644
		199,962
Machinery-Diversified — 1.4%
Alamo Group, Inc.	479	109,370
Albany International Corp., Class A	9,835	919,671
Applied Industrial Technologies, Inc.	195	38,522
Cactus, Inc., Class A	7,691	385,242
DXP Enterprises, Inc.†	615	33,044
Ichor Holdings, Ltd.†	1,365	52,716
Kornit Digital, Ltd.†	13,706	248,353
Lindsay Corp.	512	60,242
Tennant Co.	866	105,314
Watts Water Technologies, Inc., Class A	1,632	346,882
		2,299,356
Media — 0.2%
AMC Networks, Inc., Class A†	1,413	17,140
E.W. Scripps Co., Class A†	2,731	10,733
Gray Television, Inc.	7,119	44,992
Liberty Latin America, Ltd., Class C†	14,177	99,097
Scholastic Corp.	1,217	45,893
Thryv Holdings, Inc.†	4,877	108,416
		326,271
Metal Fabricate/Hardware — 1.1%
Metallus, Inc.†	1,781	39,627
AZZ, Inc.	1,163	89,912
Janus International Group, Inc.†	45,975	695,602
Mueller Industries, Inc.	12,444	671,105
Olympic Steel, Inc.	759	53,798
Proto Labs, Inc.†	1,196	42,757
Ryerson Holding Corp.	1,087	36,414
Standex International Corp.	551	100,403
Worthington Industries, Inc.	1,414	87,993
		1,817,611
Mining — 0.2%
Century Aluminum Co.†	2,400	36,936
Compass Minerals International, Inc.	1,571	24,728
Constellium SE†	5,056	111,788
Hecla Mining Co.	16,074	77,316
Kaiser Aluminum Corp.	737	65,858
Uranium Energy Corp.†	11,482	77,503
		394,129
Miscellaneous Manufacturing — 1.8%
Enpro, Inc.	4,833	815,665
Fabrinet †	3,313	626,223
Federal Signal Corp.	2,826	239,843
Hillenbrand, Inc.	3,253	163,593
John Bean Technologies Corp.	1,477	154,923
Materion Corp.	6,046	796,561
Myers Industries, Inc.	1,708	39,574
Sturm Ruger & Co., Inc.	822	37,935
Trinity Industries, Inc.	3,797	105,747
		2,980,064

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Office Furnishings — 0.1%
HNI Corp.	2,160	$ 97,481
Interface, Inc.	2,695	45,330
		142,811
Office/Business Equipment — 0.1%
Pitney Bowes, Inc.	7,115	30,808
Xerox Holdings Corp.	5,244	93,868
		124,676
Oil & Gas — 3.6%
California Resources Corp.	4,329	238,528
Chord Energy Corp.	1,527	272,172
Civitas Resources, Inc.	825	62,626
CNX Resources Corp.†	2,121	50,310
Comstock Resources, Inc.	4,261	39,542
CVR Energy, Inc.	3,119	111,224
Delek US Holdings, Inc.	21,871	672,315
Gulfport Energy Corp.†	214	34,266
Helmerich & Payne, Inc.	5,099	214,464
Magnolia Oil & Gas Corp., Class A	10,496	272,371
Matador Resources Co.	11,938	797,100
Murphy Oil Corp.	5,197	237,503
Nabors Industries, Ltd.†	413	35,572
Noble Corp. PLC	3,941	191,099
Northern Oil & Gas, Inc.	4,233	167,965
Ovintiv, Inc.	3,525	182,948
Par Pacific Holdings, Inc.†	2,581	95,652
Patterson-UTI Energy, Inc.	32,383	386,653
PBF Energy, Inc., Class A	2,046	117,788
Permian Resources Corp.	39,298	694,003
SM Energy Co.	13,524	674,171
Talos Energy, Inc.†	6,251	87,076
Valaris, Ltd.†	1,581	118,986
Vital Energy, Inc.†	1,150	60,421
Weatherford International PLC†	1,977	228,185
		6,042,940
Oil & Gas Services — 0.9%
DNOW, Inc.†	18,722	284,574
Archrock, Inc.	6,369	125,278
Bristow Group, Inc.†	1,113	30,274
ChampionX Corp.	4,483	160,895
Core Laboratories, Inc.	2,167	37,012
Dril-Quip, Inc.†	1,585	35,710
Helix Energy Solutions Group, Inc.†	6,570	71,219
Liberty Energy, Inc.	18,440	382,077
Oceaneering International, Inc.†	10,845	253,773
Oil States International, Inc.†	5,916	36,443
ProPetro Holding Corp.†	3,937	31,811
RPC, Inc.	3,946	30,542
Select Water Solutions, Inc.	4,666	43,067
US Silica Holdings, Inc.†	3,578	44,403
		1,567,078
Packaging & Containers — 0.6%
Clearwater Paper Corp.†	768	33,585
Graphic Packaging Holding Co.	17,776	518,704
Greif, Inc., Class A	586	40,463
O-I Glass, Inc.†	11,511	190,967
Sealed Air Corp.	6,698	249,166
		1,032,885
Security Description	Shares or Principal Amount	Value

Pharmaceuticals — 2.0%
ACELYRIN, Inc.†	10,700	$ 72,225
AdaptHealth Corp.†	3,795	43,680
Alkermes PLC†	10,265	277,874
Amphastar Pharmaceuticals, Inc.†	1,733	76,096
Amylyx Pharmaceuticals, Inc.†	8,045	22,848
BellRing Brands, Inc.†	4,069	240,193
Catalyst Pharmaceuticals, Inc.†	9,907	157,918
Collegium Pharmaceutical, Inc.†	1,512	58,696
Corcept Therapeutics, Inc.†	4,207	105,974
Enanta Pharmaceuticals, Inc.†	2,203	38,464
Harmony Biosciences Holdings, Inc.†	1,521	51,075
Ironwood Pharmaceuticals, Inc.†	6,372	55,500
Kura Oncology, Inc.†	8,182	174,522
Longboard Pharmaceuticals, Inc.†	11,121	240,214
Madrigal Pharmaceuticals, Inc.†	748	199,746
Option Care Health, Inc.†	6,423	215,427
Organon & Co.	11,854	222,855
Owens & Minor, Inc.†	3,548	98,315
Pacira BioSciences, Inc.†	10,341	302,164
Phibro Animal Health Corp., Class A	943	12,193
Premier, Inc., Class A	5,557	122,810
Prestige Consumer Healthcare, Inc.†	3,057	221,816
Protagonist Therapeutics, Inc.†	3,246	93,907
Sagimet Biosciences, Inc.†	25,045	135,744
Supernus Pharmaceuticals, Inc.†	2,534	86,435
USANA Health Sciences, Inc.†	1,051	50,973
Y-mAbs Therapeutics, Inc.†	151	2,455
		3,380,119
Pipelines — 0.0%
Equitrans Midstream Corp.	3,310	41,342
Private Equity — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,156	146,430
Real Estate — 0.6%
Anywhere Real Estate, Inc.†	8,682	53,655
Cushman & Wakefield PLC†	16,710	174,787
eXp World Holdings, Inc.	3,566	36,837
Kennedy-Wilson Holdings, Inc.	5,495	47,147
Marcus & Millichap, Inc.	1,103	37,689
McGrath RentCorp	4,998	616,603
St. Joe Co.	1,651	95,708
		1,062,426
REITS — 5.6%
Acadia Realty Trust	4,743	80,678
Agree Realty Corp.	1,392	79,511
Alexander & Baldwin, Inc.	3,364	55,405
American Assets Trust, Inc.	4,255	93,227
Apollo Commercial Real Estate Finance, Inc.	6,063	67,542
Apple Hospitality REIT, Inc.	14,489	237,330
Arbor Realty Trust, Inc.	8,742	115,832
Armada Hoffler Properties, Inc.	4,183	43,503
ARMOUR Residential REIT, Inc.	2,272	44,917
Blackstone Mtg. Trust, Inc., Class A	7,991	159,101
Brandywine Realty Trust	7,981	38,309
BrightSpire Capital, Inc.	14,172	97,645
CareTrust REIT, Inc.	8,045	196,057
Centerspace	698	39,884
Chatham Lodging Trust	2,266	22,909
City Office REIT, Inc.	2,418	12,598
Community Healthcare Trust, Inc.	3,538	93,934
COPT Defense Properties	7,744	187,172
DiamondRock Hospitality Co.	14,274	137,173

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Douglas Emmett, Inc.	41,037	$ 569,183
Easterly Government Properties, Inc.	6,249	71,926
Ellington Financial, Inc.	3,677	43,425
Elme Communities	4,073	56,696
Empire State Realty Trust, Inc., Class A	5,280	53,486
Essential Properties Realty Trust, Inc.	13,452	358,630
First Industrial Realty Trust, Inc.	819	43,030
Four Corners Property Trust, Inc.	4,200	102,774
Franklin BSP Realty Trust, Inc.	3,806	50,848
Getty Realty Corp.	2,277	62,276
Global Medical REIT, Inc.	1,021	8,934
Global Net Lease, Inc.	9,058	70,381
Highwoods Properties, Inc.	4,902	128,334
Hudson Pacific Properties, Inc.	5,875	37,894
Independence Realty Trust, Inc.	4,799	77,408
Innovative Industrial Properties, Inc.	2,197	227,477
InvenTrust Properties Corp.	3,189	81,989
JBG SMITH Properties	4,039	64,826
Kimco Realty Corp.	969	19,002
Kite Realty Group Trust	5,139	111,414
KKR Real Estate Finance Trust, Inc.	3,859	38,822
Ladder Capital Corp.	14,751	164,179
LTC Properties, Inc.	1,921	62,452
LXP Industrial Trust	13,571	122,410
Macerich Co.	16,490	284,123
Medical Properties Trust, Inc.	27,780	130,566
MFA Financial, Inc.	4,664	53,216
New York Mtg. Trust, Inc.	4,206	30,283
NexPoint Residential Trust, Inc.	1,060	34,121
Outfront Media, Inc.	6,736	113,097
Pebblebrook Hotel Trust	5,589	86,126
PennyMac Mtg. Investment Trust	4,017	58,970
Phillips Edison & Co., Inc.	8,117	291,157
Piedmont Office Realty Trust, Inc., Class A	2,558	17,983
Plymouth Industrial REIT, Inc.	4,341	97,673
PotlatchDeltic Corp.	16,901	794,685
Ready Capital Corp.	7,344	67,051
Redwood Trust, Inc.	8,790	55,992
Retail Opportunity Investments Corp.	13,703	175,672
RLJ Lodging Trust	6,621	78,260
Ryman Hospitality Properties, Inc.	1,959	226,480
Sabra Health Care REIT, Inc.	10,044	148,350
Safehold, Inc.	2,076	42,766
Saul Centers, Inc.	600	23,094
Service Properties Trust	7,688	52,125
SITE Centers Corp.	12,141	177,866
SL Green Realty Corp.	5,483	302,278
Summit Hotel Properties, Inc.	4,989	32,478
Sunstone Hotel Investors, Inc.	9,528	106,142
Tanger, Inc.	4,994	147,473
Terreno Realty Corp.	11,109	737,638
TPG RE Finance Trust, Inc.	1,400	10,808
Two Harbors Investment Corp.	4,786	63,367
UMH Properties, Inc.	2,380	38,651
Uniti Group, Inc.	16,221	95,704
Universal Health Realty Income Trust	590	21,659
Urban Edge Properties	5,456	94,225
Veris Residential, Inc.	5,320	80,917
Whitestone REIT	2,185	27,422
Xenia Hotels & Resorts, Inc.	10,516	157,845
		9,386,786
Security Description	Shares or Principal Amount	Value

Retail — 4.8%
Abercrombie & Fitch Co., Class A†	4,563	$ 571,881
Academy Sports & Outdoors, Inc.	5,185	350,195
Advance Auto Parts, Inc.	2,741	233,232
American Eagle Outfitters, Inc.	8,612	222,103
Asbury Automotive Group, Inc.†	5,114	1,205,779
Beacon Roofing Supply, Inc.†	2,220	217,604
BJ's Restaurants, Inc.†	1,078	39,002
Bloomin' Brands, Inc.	4,026	115,466
BlueLinx Holdings, Inc.†	504	65,641
Boot Barn Holdings, Inc.†	2,657	252,814
Brinker International, Inc.†	2,051	101,894
Buckle, Inc.	3,448	138,851
Caleres, Inc.	2,381	97,692
Carvana Co.†	1,412	124,129
Cava Group, Inc.†	1,457	102,063
Cheesecake Factory, Inc.	2,166	78,301
Chuy's Holdings, Inc.†	805	27,153
Cracker Barrel Old Country Store, Inc.	1,029	74,839
Dave & Buster's Entertainment, Inc.†	4,391	274,877
Designer Brands, Inc., Class A	1,982	21,663
Dine Brands Global, Inc.	716	33,280
EVgo, Inc.†	5,892	14,789
FirstCash Holdings, Inc.	581	74,101
Foot Locker, Inc.	3,799	108,271
Freshpet, Inc.†	1,208	139,959
GMS, Inc.†	4,102	399,289
Group 1 Automotive, Inc.	1,201	350,968
Guess?, Inc.	1,270	39,967
Haverty Furniture Cos., Inc.	1,261	43,025
Hibbett, Inc.	546	41,938
Jack in the Box, Inc.	907	62,111
Kohl's Corp.	5,134	149,656
Kura Sushi USA, Inc., Class A†	571	65,756
La-Z-Boy, Inc.	1,984	74,638
Leslie's, Inc.†	8,557	55,620
MarineMax, Inc.†	941	31,298
Movado Group, Inc.	723	20,193
National Vision Holdings, Inc.†	3,629	80,419
Nu Skin Enterprises, Inc., Class A	2,291	31,685
ODP Corp.†	3,250	172,412
Papa John's International, Inc.	1,519	101,165
Patrick Industries, Inc.	1,781	212,776
PC Connection, Inc.	524	34,547
PriceSmart, Inc.	1,161	97,524
Sally Beauty Holdings, Inc.†	4,864	60,411
Savers Value Village, Inc.†	4,177	80,533
Shake Shack, Inc., Class A†	2,142	222,832
Shoe Carnival, Inc.	830	30,411
Signet Jewelers, Ltd.	4,163	416,591
Sonic Automotive, Inc., Class A	689	39,232
Sweetgreen, Inc., Class A†	2,256	56,987
Urban Outfitters, Inc.†	6,378	276,933
Victoria's Secret & Co.†	3,591	69,594
Wingstop, Inc.	251	91,966
		8,096,056
Savings & Loans — 1.0%
WaFd, Inc.	3,150	91,444
Axos Financial, Inc.†	2,997	161,958
Banc of California, Inc.	18,806	286,039
Berkshire Hills Bancorp, Inc.	1,981	45,405
Brookline Bancorp, Inc.	4,121	41,045
Capitol Federal Financial, Inc.	8,206	48,908

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Savings & Loans (continued)
Flushing Financial Corp.	615	$ 7,755
Northfield Bancorp, Inc.	1,817	17,661
Northwest Bancshares, Inc.	5,895	68,677
OceanFirst Financial Corp.	9,166	150,414
Pacific Premier Bancorp, Inc.	22,085	530,040
Provident Financial Services, Inc.	3,503	51,039
WSFS Financial Corp.	3,501	158,035
		1,658,420
Semiconductors — 2.5%
ACM Research, Inc., Class A†	6,957	202,727
Allegro MicroSystems, Inc.†	11,392	307,128
Alpha & Omega Semiconductor, Ltd.†	1,062	23,407
Axcelis Technologies, Inc.†	1,910	213,003
CEVA, Inc.†	1,093	24,822
Cirrus Logic, Inc.†	593	54,888
Cohu, Inc.†	2,203	73,426
Diodes, Inc.†	2,131	150,236
FormFactor, Inc.†	3,610	164,724
Impinj, Inc.†	2,323	298,297
Kulicke & Soffa Industries, Inc.	2,613	131,460
MACOM Technology Solutions Holdings, Inc.†	9,036	864,203
MaxLinear, Inc.†	13,456	251,224
Onto Innovation, Inc.†	615	111,364
Photronics, Inc.†	2,903	82,213
Rambus, Inc.†	4,784	295,699
Semtech Corp.†	8,429	231,713
SiTime Corp.†	810	75,516
SMART Global Holdings, Inc.†	7,265	191,215
Ultra Clean Holdings, Inc.†	4,431	203,560
Veeco Instruments, Inc.†	9,371	329,578
		4,280,403
Software — 5.1%
ACI Worldwide, Inc.†	5,042	167,445
Adeia, Inc.	4,970	54,272
Agilysys, Inc.†	936	78,867
Asana, Inc., Class A†	5,807	89,950
AvePoint, Inc.†	28,107	222,607
BlackLine, Inc.†	4,440	286,735
Box, Inc., Class A†	45,147	1,278,563
Braze, Inc.†	2,263	100,251
C3.ai, Inc., Class A†	1,124	30,427
Cerence, Inc.†	1,933	30,445
CommVault Systems, Inc.†	9,777	991,681
CSG Systems International, Inc.	1,311	67,569
Digi International, Inc.†	1,681	53,674
Domo, Inc., Class B†	10,742	95,819
Donnelley Financial Solutions, Inc.†	6,090	377,641
DoubleVerify Holdings, Inc.†	6,464	227,274
Duolingo, Inc.†	899	198,301
Envestnet, Inc.†	14,961	866,392
Health Catalyst, Inc.†	18,542	139,621
MicroStrategy, Inc., Class A†	473	806,257
N-able, Inc.†	3,224	42,138
Oddity Tech, Ltd., Class A†	5,535	240,496
PDF Solutions, Inc.†	1,420	47,811
Phreesia, Inc.†	11,545	276,272
Privia Health Group, Inc.†	4,764	93,327
Progress Software Corp.	2,035	108,486
Schrodinger, Inc.†	2,537	68,499
Simulations Plus, Inc.	741	30,492
Security Description	Shares or Principal Amount	Value

Software (continued)
Sprout Social, Inc., Class A†	1,315	$ 78,519
SPS Commerce, Inc.†	2,123	392,543
Veradigm, Inc.†	6,815	52,476
Verra Mobility Corp.†	30,731	767,353
Workiva, Inc.†	2,293	194,446
Zuora, Inc., Class A†	3,591	32,750
		8,589,399
Telecommunications — 1.6%
A10 Networks, Inc.	3,242	44,383
ADTRAN Holdings, Inc.	3,285	17,870
ATN International, Inc.	478	15,059
Aviat Networks, Inc.†	1,955	74,955
Calix, Inc.†	2,719	90,162
Ciena Corp.†	12,751	630,537
Consolidated Communications Holdings, Inc.†	3,449	14,900
Credo Technology Group Holding, Ltd.†	11,474	243,134
EchoStar Corp., Class A†	5,586	79,601
Extreme Networks, Inc.†	8,184	94,443
Gogo, Inc.†	5,225	45,876
Harmonic, Inc.†	5,213	70,063
InterDigital, Inc.	1,192	126,900
Iridium Communications, Inc.	951	24,878
Lumen Technologies, Inc.†	46,790	72,992
Ooma, Inc.†	8,440	71,993
Shenandoah Telecommunications Co.	2,331	40,489
Telephone & Data Systems, Inc.	5,537	88,703
Viasat, Inc.†	3,487	63,080
Viavi Solutions, Inc.†	82,009	745,462
		2,655,480
Textiles — 0.1%
UniFirst Corp.	701	121,574
Toys/Games/Hobbies — 0.0%
JAKKS Pacific, Inc.†	776	19,167
Transportation — 1.1%
ArcBest Corp.	3,007	428,498
Dorian LPG, Ltd.	3,437	132,187
Eagle Bulk Shipping, Inc.	492	30,735
Forward Air Corp.	1,870	58,176
Heartland Express, Inc.	2,126	25,384
Hub Group, Inc., Class A	8,535	368,883
Marten Transport, Ltd.	2,677	49,471
Matson, Inc.	3,065	344,506
Radiant Logistics, Inc.†	6,944	37,636
RXO, Inc.†	5,427	118,688
Safe Bulkers, Inc.	5,734	28,441
Teekay Tankers, Ltd., Class A	1,782	104,087
World Kinect Corp.	2,792	73,848
		1,800,540
Trucking & Leasing — 0.0%
Greenbrier Cos., Inc.	1,442	75,128
Water — 0.5%
American States Water Co.	3,248	234,636
California Water Service Group	2,676	124,380
Middlesex Water Co.	826	43,365
SJW Group	7,477	423,123
		825,504
Total Common Stocks (cost $135,421,764)		163,661,957

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 0.2%
iShares Core S&P Small-Cap ETF (cost $280,152)	2,700	$ 298,404
WARRANTS — 0.0%
Oil & Gas — 0.0%
Nabors Industries, Ltd. Expires 06/11/2026† (cost $0)	231	1,894
Total Long-Term Investment Securities (cost $135,701,916)		163,962,255
SHORT-TERM INVESTMENTS — 1.2%
Unaffiliated Investment Companies — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41%(2)	$1,854,454	1,855,010
U.S. Government — 0.1%
United States Treasury Bills
5.20%, 07/16/2024(3)	70,000	68,927
Total Short-Term Investments (cost $1,924,024)		1,923,937
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 03/28/2024, to be repurchased 04/01/2024 in the amount of $232,074 and collateralized by $152,600 of United States Treasury Inflation Indexed Notes, bearing interest at 2.00% due 01/15/2026 and having an approximate value of $236,687 (cost $232,032)	232,032	232,032
TOTAL INVESTMENTS (cost $137,857,972)(4)	99.0%	166,118,224
Other assets less liabilities	1.0	1,687,706
NET ASSETS	100.0%	$167,805,930
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of March 31, 2024.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
19	Long	E-Mini Russell 2000 Index	June 2024	$2,016,232	$2,038,605	$22,373
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$ 6,554,273	$ —	$ 0	$ 6,554,273
Other Industries	157,107,684	—	—	157,107,684
Unaffiliated Investment Companies	298,404	—	—	298,404
Warrants	1,894	—	—	1,894
Short-Term Investments:
U.S. Government	—	68,927	—	68,927
Other Short-Term Investments	1,855,010	—	—	1,855,010
Repurchase Agreements	—	232,032	—	232,032
Total Investments at Value	$165,817,265	$300,959	$ 0	$166,118,224
Other Financial Instruments:†
Futures Contracts	$ 22,373	$ —	$—	$ 22,373
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO PROFILE — March 31, 2024— (unaudited)

Industry Allocation*
Internet	11.3%
Software	7.6
Semiconductors	7.5
U.S. Government & Agency Obligations	6.2
Pharmaceuticals	5.7
Banks	5.6
Computers	4.5
Diversified Financial Services	3.2
Retail	3.2
Insurance	3.0
Oil & Gas	2.7
Commercial Services	2.5
REITS	2.5
Electric	2.4
Short-Term Investments	2.4
Repurchase Agreements	2.4
Collateralized Mortgage Obligations	1.8
Biotechnology	1.8
Telecommunications	1.7
Chemicals	1.6
Aerospace/Defense	1.5
Cosmetics/Personal Care	1.5
Healthcare-Products	1.3
Beverages	1.3
Building Materials	1.1
Auto Manufacturers	1.1
Healthcare-Services	1.1
Transportation	1.0
Electronics	1.0
Food	0.9
Pipelines	0.9
Miscellaneous Manufacturing	0.9
Machinery-Construction & Mining	0.7
Mining	0.7
Apparel	0.6
Distribution/Wholesale	0.5
Entertainment	0.5
Machinery-Diversified	0.5
Electrical Components & Equipment	0.5
Home Builders	0.5
Iron/Steel	0.4
Lodging	0.4
Engineering & Construction	0.4
Gas	0.4
Media	0.4
Advertising	0.3
Agriculture	0.3
Airlines	0.3
Investment Companies	0.3
Packaging & Containers	0.2
Auto Parts & Equipment	0.2
Private Equity	0.2
Unaffiliated Investment Companies	0.2
Oil & Gas Services	0.2
Household Products/Wares	0.2
Environmental Control	0.2
Toys/Games/Hobbies	0.1
Leisure Time	0.1
Food Service	0.1
Coal	0.1
Other Asset Backed Securities	0.1
Real Estate	0.1
Hand/Machine Tools	0.1
Metal Fabricate/Hardware	0.1
Credit Card Receivables	0.1

Trucking & Leasing	0.1%
Purchased Options	0.1
103.4%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 82.3%
Advertising — 0.2%
Publicis Groupe SA	2,901	$ 316,261
Trade Desk, Inc., Class A†	1,788	156,307
		472,568
Aerospace/Defense — 1.3%
Airbus SE	2,090	384,939
Boeing Co.†	2,202	424,964
Curtiss-Wright Corp.	548	140,255
Dassault Aviation SA	406	89,355
General Dynamics Corp.	450	127,120
General Electric Co. When-Issued	794	116,782
Lockheed Martin Corp.	2,997	1,363,245
		2,646,660
Agriculture — 0.3%
Andersons, Inc.	629	36,086
Archer-Daniels-Midland Co.	1,097	68,903
Dole PLC	2,028	24,194
Fresh Del Monte Produce, Inc.	716	18,551
Imperial Brands PLC	12,283	274,403
Philip Morris International, Inc.	1,282	117,457
		539,594
Airlines — 0.2%
Copa Holdings SA, Class A	671	69,891
Deutsche Lufthansa AG†	8,906	69,958
Qantas Airways, Ltd.†	59,794	212,358
SkyWest, Inc.†	793	54,780
		406,987
Apparel — 0.5%
Deckers Outdoor Corp.†	139	130,835
Hermes International SCA	176	449,250
LVMH Moet Hennessy Louis Vuitton SE	340	305,809
PRADA SpA	13,500	106,939
Shenzhou International Group Holdings, Ltd.	12,300	116,448
		1,109,281
Auto Manufacturers — 1.1%
Bayerische Motoren Werke AG	446	51,465
Blue Bird Corp.†	1,346	51,606
BYD Co., Ltd.	2,000	51,515
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	1,269	126,337
Ford Motor Co.	9,313	123,677
Kia Corp.	1,142	93,481
Mazda Motor Corp.	2,100	24,353
PACCAR, Inc.	1,067	132,190
REV Group, Inc.	1,337	29,534
Stellantis NV	15,258	433,338
Subaru Corp.	14,200	323,435
Tesla, Inc.†	3,843	675,561
Toyota Motor Corp.	4,200	105,208
		2,221,700
Auto Parts & Equipment — 0.2%
Adient PLC†	257	8,460
Allison Transmission Holdings, Inc.	1,682	136,511
American Axle & Manufacturing Holdings, Inc.†	3,718	27,365
Dana, Inc.	665	8,446
Gentex Corp.	3,148	113,706
Gentherm, Inc.†	159	9,155
Goodyear Tire & Rubber Co.†	764	10,490
Luminar Technologies, Inc.†	9,191	18,106
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment (continued)
Shyft Group, Inc.	838	$ 10,408
Titan International, Inc.†	677	8,435
Visteon Corp.†	447	52,572
		403,654
Banks — 4.8%
Abu Dhabi Islamic Bank PJSC	28,052	84,181
AIB Group PLC	13,734	69,699
Amalgamated Financial Corp.	387	9,288
Associated Banc-Corp	441	9,486
Banco Bilbao Vizcaya Argentaria SA	36,904	439,545
Banco do Brasil SA	7,500	84,669
Banco Santander SA	62,724	305,969
Bank Central Asia Tbk PT	129,700	82,417
Bank Hapoalim BM	26,576	252,977
Bank Mandiri Persero Tbk PT	253,600	115,963
Bank of America Corp.	10,708	406,047
Bank of China, Ltd.	417,000	172,087
Bank of N.T. Butterfield & Son, Ltd.	278	8,893
Bank of New York Mellon Corp.	15,022	865,568
Banner Corp.	747	35,856
Cathay General Bancorp	985	37,263
Central Pacific Financial Corp.	730	14,418
Citigroup, Inc.	26,951	1,704,381
Commonwealth Bank of Australia	1,969	154,408
CrossFirst Bankshares, Inc.†	383	5,301
Customers Bancorp, Inc.†	839	44,517
DBS Group Holdings, Ltd.	12,400	330,881
Eastern Bankshares, Inc.	696	9,591
Enterprise Financial Services Corp.	549	22,267
Erste Group Bank AG	4,052	180,543
FB Financial Corp.	480	18,077
First BanCorp/Puerto Rico	3,024	53,041
First Financial Corp.	172	6,593
Goldman Sachs Group, Inc.	772	322,457
Grupo Financiero Banorte SAB de CV, Class O	19,871	211,159
Hancock Whitney Corp.	1,240	57,090
Hanmi Financial Corp.	651	10,364
Heartland Financial USA, Inc.	703	24,710
Heritage Commerce Corp.	1,007	8,640
Hilltop Holdings, Inc.	1,201	37,615
Hope Bancorp, Inc.	1,654	19,038
HSBC Holdings PLC	3,976	31,063
ICICI Bank, Ltd.	21,344	280,496
Independent Bank Corp.	323	8,188
International Bancshares Corp.	149	8,365
JPMorgan Chase & Co.	8,970	1,796,691
Mizrahi Tefahot Bank, Ltd.	4,142	157,711
Morgan Stanley	1,381	130,035
National Australia Bank, Ltd.	2,045	46,162
National Bank Holdings Corp., Class A	273	9,847
Nordea Bank Abp	28,703	319,637
NU Holdings, Ltd., Class A†	11,017	131,433
OFG Bancorp	765	28,160
Pathward Financial, Inc.	624	31,500
Preferred Bank	309	23,722
Premier Financial Corp.	457	9,277
State Street Corp.	1,690	130,671
Swedbank AB, Class A	2,144	42,523
Trustmark Corp.	968	27,211
UMB Financial Corp.	119	10,352
UniCredit SpA	7,919	300,515
Univest Financial Corp.	410	8,536

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Wells Fargo & Co.	2,202	$ 127,628
Westamerica BanCorp	563	27,519
		9,902,241
Beverages — 1.3%
Boston Beer Co., Inc., Class A†	402	122,377
Carlsberg A/S, Class B	422	57,819
Coca-Cola Co.	28,246	1,728,090
Coca-Cola Consolidated, Inc.	64	54,170
Coca-Cola HBC AG	5,916	186,896
Keurig Dr Pepper, Inc.	4,168	127,833
Molson Coors Beverage Co., Class B	1,917	128,918
Monster Beverage Corp.†	2,071	122,769
PepsiCo, Inc.	573	100,281
		2,629,153
Biotechnology — 1.7%
ACADIA Pharmaceuticals, Inc.†	2,169	40,105
Agenus, Inc.†	12,477	7,237
Alnylam Pharmaceuticals, Inc.†	839	125,389
Amgen, Inc.	444	126,238
Arcellx, Inc.†	711	49,450
Arcturus Therapeutics Holdings, Inc.†	1,204	40,659
Arrowhead Pharmaceuticals, Inc.†	401	11,469
BioCryst Pharmaceuticals, Inc.†	1,571	7,981
Biohaven, Ltd.†	954	52,174
Bio-Rad Laboratories, Inc., Class A†	179	61,911
Cullinan Oncology, Inc.†	484	8,247
Deciphera Pharmaceuticals, Inc.†	580	9,123
Dyne Therapeutics, Inc.†	667	18,936
Exelixis, Inc.†	11,612	275,553
Fate Therapeutics, Inc.†	5,332	39,137
Icosavax, Inc. CVR†(1)	535	166
ImmunityBio, Inc.†	8,959	48,110
Immunovant, Inc.†	1,362	44,006
Incyte Corp.†	6,994	398,448
Insmed, Inc.†	633	17,173
iTeos Therapeutics, Inc.†	762	10,394
Keros Therapeutics, Inc.†	280	18,536
Kiniksa Pharmaceuticals, Ltd., Class A†	847	16,711
Kodiak Sciences, Inc.†	742	3,903
MacroGenics, Inc.†	2,260	33,267
Nurix Therapeutics, Inc.†	956	14,053
Nuvation Bio, Inc.†	2,908	10,585
PTC Therapeutics, Inc.†	1,589	46,224
RAPT Therapeutics, Inc.†	585	5,253
Regeneron Pharmaceuticals, Inc.†	146	140,524
Swedish Orphan Biovitrum AB†	1,037	25,886
TG Therapeutics, Inc.†	887	13,491
Vertex Pharmaceuticals, Inc.†	3,862	1,614,355
Vir Biotechnology, Inc.†	2,127	21,546
Wave Life Sciences, Ltd.†	2,198	13,562
Xencor, Inc.†	1,881	41,626
Zymeworks, Inc.†	1,578	16,601
		3,428,029
Building Materials — 1.0%
AAON, Inc.	127	11,189
American Woodmark Corp.†	371	37,716
Apogee Enterprises, Inc.	449	26,581
Boise Cascade Co.	434	66,563
Builders FirstSource, Inc.†	2,393	499,060
Cie de Saint-Gobain SA	4,643	360,305
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
CRH PLC	1,767	$ 152,279
Fortune Brands Innovations, Inc.	1,467	124,211
Gibraltar Industries, Inc.†	108	8,697
Holcim AG	4,396	398,045
JELD-WEN Holding, Inc.†	1,828	38,808
Masonite International Corp.†	133	17,483
Modine Manufacturing Co.†	682	64,920
Owens Corning	902	150,454
Simpson Manufacturing Co., Inc.	174	35,701
SPX Technologies, Inc.†	101	12,436
UFP Industries, Inc.	531	65,318
UltraTech Cement, Ltd.	797	92,933
		2,162,699
Chemicals — 1.2%
AdvanSix, Inc.	564	16,130
American Vanguard Corp.	394	5,102
Arkema SA	1,163	122,384
Avient Corp.	216	9,374
Axalta Coating Systems, Ltd.†	3,834	131,851
CF Industries Holdings, Inc.	1,764	146,783
Dow, Inc.	2,208	127,910
Eastman Chemical Co.	1,338	134,094
Ecolab, Inc.	628	145,005
Hansol Chemical Co., Ltd.	303	46,027
Huntsman Corp.	4,609	119,972
Innospec, Inc.	255	32,880
Lightwave Logic, Inc.†	2,823	13,212
Linde PLC	279	129,545
LyondellBasell Industries NV, Class A	1,212	123,963
Minerals Technologies, Inc.	158	11,894
Mosaic Co.	4,067	132,015
NewMarket Corp.	202	128,193
Orion SA	611	14,371
PPG Industries, Inc.	902	130,700
RPM International, Inc.	1,074	127,752
Sherwin-Williams Co.	380	131,986
Shin-Etsu Chemical Co., Ltd.	10,100	439,281
Tronox Holdings PLC	502	8,710
Yara International ASA	2,704	85,676
		2,514,810
Coal — 0.1%
Alpha Metallurgical Resources, Inc.	156	51,662
Arch Resources, Inc.	128	20,581
CONSOL Energy, Inc.	577	48,329
Peabody Energy Corp.	2,010	48,763
SunCoke Energy, Inc.	1,459	16,443
Warrior Met Coal, Inc.	801	48,621
		234,399
Commercial Services — 2.3%
Aaron's Co., Inc.	1,463	10,972
AMN Healthcare Services, Inc.†	150	9,377
Arlo Technologies, Inc.†	1,829	23,137
Automatic Data Processing, Inc.	7,131	1,780,896
Barrett Business Services, Inc.	73	9,251
Benefit Systems SA	52	36,842
BrightView Holdings, Inc.†	944	11,234
Brink's Co.	525	48,499
Cimpress PLC†	386	34,165
Cintas Corp.	194	133,284
Cipher Mining, Inc.†	3,015	15,527
CoreCivic, Inc.†	782	12,207

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Euronet Worldwide, Inc.†	1,156	$ 127,079
Heidrick & Struggles International, Inc.	297	9,997
Huron Consulting Group, Inc.†	90	8,696
Insperity, Inc.	88	9,646
International Container Terminal Services, Inc.	20,080	115,241
Korn Ferry	441	29,000
Laureate Education, Inc.	689	10,039
Legalzoom.com, Inc.†	668	8,911
LiveRamp Holdings, Inc.†	1,244	42,918
PayPal Holdings, Inc.†	22,692	1,520,137
Perdoceo Education Corp.	1,280	22,477
PROG Holdings, Inc.	718	24,728
Recruit Holdings Co., Ltd.	7,200	319,001
Resources Connection, Inc.	598	7,870
Robert Half, Inc.	848	67,229
StoneCo., Ltd., Class A†	3,361	55,826
Toppan Holdings, Inc.	5,400	138,371
Upbound Group, Inc.	126	4,436
Verisk Analytics, Inc.	259	61,054
		4,708,047
Computers — 4.4%
Amdocs, Ltd.	642	58,017
Apple, Inc.	45,439	7,791,880
Asia Vital Components Co., Ltd.	2,000	34,121
Crowdstrike Holdings, Inc., Class A†	445	142,663
Integral Ad Science Holding Corp.†	1,829	18,235
Leidos Holdings, Inc.	971	127,288
NEC Corp.	1,900	138,251
NetApp, Inc.	1,236	129,743
NetScout Systems, Inc.†	390	8,518
PlayAGS, Inc.†	993	8,917
Qualys, Inc.†	327	54,566
Rapid7, Inc.†	843	41,341
SCSK Corp.	6,600	123,712
Super Micro Computer, Inc.†	178	179,785
Tata Consultancy Services, Ltd.	3,538	164,682
Unisys Corp.†	3,327	16,336
		9,038,055
Cosmetics/Personal Care — 1.4%
Colgate-Palmolive Co.	12,100	1,089,605
Inter Parfums, Inc.	326	45,806
Kenvue, Inc.	6,521	139,941
L'Oreal SA	641	303,345
Procter & Gamble Co.	5,027	815,631
Unilever PLC	9,483	475,826
		2,870,154
Distribution/Wholesale — 0.5%
G-III Apparel Group, Ltd.†	288	8,355
Hudson Technologies, Inc.†	640	7,046
Marubeni Corp.	9,600	166,722
Mitsubishi Corp.	16,800	386,984
Mitsui & Co., Ltd.	9,300	436,556
Resideo Technologies, Inc.†	492	11,031
		1,016,694
Diversified Financial Services — 2.8%
Affiliated Managers Group, Inc.	790	132,301
Ally Financial, Inc.	3,317	134,637
American Express Co.	607	138,208
Ameriprise Financial, Inc.	1,385	607,239
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Apollo Global Management, Inc.	1,074	$ 120,771
BGC Group, Inc., Class A	969	7,529
Bread Financial Holdings, Inc.	1,169	43,534
Capital One Financial Corp.	964	143,530
Discover Financial Services	8,857	1,161,064
Enova International, Inc.†	675	42,410
HDFC Asset Management Co., Ltd.*	574	25,856
Hong Kong Exchanges & Clearing, Ltd.	2,900	84,404
Japan Exchange Group, Inc.	11,400	309,512
Jefferies Financial Group, Inc.	2,841	125,288
Julius Baer Group, Ltd.	5,165	298,268
LPL Financial Holdings, Inc.	446	117,833
Mastercard, Inc., Class A	2,231	1,074,383
Meritz Financial Group, Inc.	1,167	70,822
Mr. Cooper Group, Inc.†	821	63,997
Navient Corp.	2,377	41,360
OneMain Holdings, Inc.	2,557	130,637
Pagseguro Digital, Ltd.†	3,954	56,463
PennyMac Financial Services, Inc.	254	23,137
REC, Ltd.	13,376	72,451
SEI Investments Co.	1,800	129,420
SLM Corp.	5,688	123,942
StoneX Group, Inc.†	508	35,692
Synchrony Financial	3,147	135,699
Virtu Financial, Inc., Class A	6,276	128,784
Virtus Investment Partners, Inc.	111	27,526
Western Union Co.	9,012	125,988
		5,732,685
Electric — 1.9%
ALLETE, Inc.	820	48,905
Black Hills Corp.	165	9,009
Constellation Energy Corp.	696	128,656
Dominion Energy, Inc.	2,567	126,271
DTE Energy Co.	1,116	125,148
Duke Energy Corp.	1,334	129,011
E.ON SE	21,606	300,345
Edison International	1,817	128,516
Enel SpA	39,338	259,689
Entergy Corp.	1,201	126,922
Eversource Energy	2,069	123,664
Exelon Corp.	2,470	92,798
NextEra Energy, Inc.	2,217	141,688
NTPC, Ltd.	23,338	94,357
Otter Tail Corp.	104	8,986
PG&E Corp.	7,732	129,588
PNM Resources, Inc.	933	35,118
Portland General Electric Co.	342	14,364
Public Service Enterprise Group, Inc.	1,937	129,353
RWE AG	3,844	130,468
Sembcorp Industries, Ltd.	5,100	20,396
Southern Co.	2,019	144,843
Unitil Corp.	173	9,056
Vistra Corp.	19,821	1,380,533
Xcel Energy, Inc.	2,519	135,396
		3,973,080
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	684	125,104
Belden, Inc.	637	58,993
Eaton Corp. PLC	433	135,390
Encore Wire Corp.	139	36,526
EnerSys	333	31,455

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical Components & Equipment (continued)
KEI Industries, Ltd.	2,845	$ 118,367
Legrand SA	843	89,328
Powell Industries, Inc.	259	36,856
Prysmian SpA	6,460	337,248
		969,267
Electronics — 0.9%
ABB, Ltd.	8,000	371,592
Allient, Inc.	184	6,565
Atkore, Inc.	375	71,385
Dexerials Corp.	1,300	57,426
ESCO Technologies, Inc.	127	13,595
Fortive Corp.	1,948	167,567
Hon Hai Precision Industry Co., Ltd.	18,000	84,366
Hoya Corp.	2,800	348,381
Itron, Inc.†	592	54,772
Keysight Technologies, Inc.†	769	120,256
Mesa Laboratories, Inc.	42	4,609
Sanmina Corp.†	138	8,581
Shimadzu Corp.	5,100	142,509
Sinbon Electronics Co., Ltd.	8,000	68,992
Stoneridge, Inc.†	381	7,026
TD SYNNEX Corp.	590	66,729
TTM Technologies, Inc.†	1,479	23,146
Vicor Corp.†	319	12,199
Vontier Corp.	2,779	126,055
Woodward, Inc.	814	125,454
		1,881,205
Engineering & Construction — 0.4%
Arcosa, Inc.	99	8,500
Comfort Systems USA, Inc.	54	17,156
Frontdoor, Inc.†	1,259	41,018
Larsen & Toubro, Ltd.	1,916	86,491
Limbach Holdings, Inc.†	164	6,793
Sterling Infrastructure, Inc.†	482	53,169
TopBuild Corp.†	316	139,271
Tutor Perini Corp.†	414	5,987
Vinci SA	2,993	383,476
		741,861
Entertainment — 0.3%
Aristocrat Leisure, Ltd.	10,062	281,947
Genting Singapore, Ltd.	96,400	63,184
Golden Entertainment, Inc.	349	12,854
International Game Technology PLC	1,870	42,243
La Francaise des Jeux SAEM*	1,082	44,101
Light & Wonder, Inc.†	721	73,607
Red Rock Resorts, Inc., Class A	879	52,582
		570,518
Environmental Control — 0.1%
Enviri Corp.†	1,000	9,150
Republic Services, Inc.	774	148,175
		157,325
Food — 0.8%
Cal-Maine Foods, Inc.	170	10,004
CK Hutchison Holdings, Ltd.	43,500	210,083
Dino Polska SA*†	605	58,723
Ingles Markets, Inc., Class A	117	8,972
Ingredion, Inc.	1,032	120,589
Jeronimo Martins SGPS SA	5,634	111,718
Security Description	Shares or Principal Amount	Value

Food (continued)
John B. Sanfilippo & Son, Inc.	105	$ 11,122
Koninklijke Ahold Delhaize NV	10,951	327,497
Mondelez International, Inc., Class A	1,729	121,030
Nestle SA	2,113	224,339
Nissin Foods Holdings Co., Ltd.	6,000	166,468
Shoprite Holdings, Ltd.	5,152	67,308
Simply Good Foods Co.†	731	24,876
Sumber Alfaria Trijaya Tbk PT	251,500	46,160
Sysco Corp.	1,549	125,748
United Natural Foods, Inc.†	589	6,768
WH Group, Ltd.*	120,000	79,112
		1,720,517
Food Service — 0.1%
Compass Group PLC	7,645	224,149
Forest Products & Paper — 0.0%
Sylvamo Corp.	776	47,910
Gas — 0.4%
Centrica PLC	118,420	190,791
Chesapeake Utilities Corp.	85	9,120
China Resources Gas Group, Ltd.	38,500	122,727
National Fuel Gas Co.	2,491	133,817
New Jersey Resources Corp.	298	12,787
Northwest Natural Holding Co.	291	10,831
Tokyo Gas Co., Ltd.	11,000	255,126
		735,199
Hand/Machine Tools — 0.1%
Franklin Electric Co., Inc.	98	10,467
MSA Safety, Inc.	669	129,512
		139,979
Healthcare-Products — 1.3%
10X Genomics, Inc., Class A†	2,817	105,722
Abbott Laboratories	5,703	648,203
Adaptive Biotechnologies Corp.†	2,164	6,946
AngioDynamics, Inc.†	1,459	8,564
AtriCure, Inc.†	734	22,328
Avanos Medical, Inc.†	423	8,422
Axogen, Inc.†	1,024	8,264
Boston Scientific Corp.†	2,029	138,966
Castle Biosciences, Inc.†	534	11,828
Cochlear, Ltd.	756	166,278
Danaher Corp.	472	117,868
Edwards Lifesciences Corp.†	1,349	128,911
FUJIFILM Holdings Corp.	7,500	166,964
Glaukos Corp.†	206	19,424
Hologic, Inc.†	1,802	140,484
IDEXX Laboratories, Inc.†	249	134,443
Inari Medical, Inc.†	195	9,356
Inspire Medical Systems, Inc.†	636	136,607
Insulet Corp.†	751	128,721
Lantheus Holdings, Inc.†	884	55,020
LivaNova PLC†	678	37,927
Medtronic PLC	1,211	105,539
OraSure Technologies, Inc.†	2,044	12,571
Pacific Biosciences of California, Inc.†	1,732	6,495
QIAGEN NV	1,300	55,887
Quanterix Corp.†	688	16,209
RxSight, Inc.†	193	9,955
Semler Scientific, Inc.†	173	5,053
Solventum Corp.†	936	65,081
Stryker Corp.	349	124,897

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Surmodics, Inc.†	229	$ 6,719
Thermo Fisher Scientific, Inc.	215	124,960
West Pharmaceutical Services, Inc.	161	63,709
		2,798,321
Healthcare-Services — 0.9%
Addus HomeCare Corp.†	89	9,197
American Well Corp., Class A†	6,536	5,299
Apollo Hospitals Enterprise, Ltd.	1,298	98,794
Elevance Health, Inc.	1,164	603,581
Eurofins Scientific SE	327	20,843
Fresenius SE & Co. KGaA	5,669	152,900
HCA Healthcare, Inc.	371	123,740
HealthEquity, Inc.†	130	10,612
Humana, Inc.	363	125,859
Max Healthcare Institute, Ltd.	4,256	41,696
Medpace Holdings, Inc.†	402	162,468
Select Medical Holdings Corp.	1,171	35,306
Sonic Healthcare, Ltd.	3,050	58,453
Teladoc Health, Inc.†	4,279	64,613
Tenet Healthcare Corp.†	1,289	135,487
UnitedHealth Group, Inc.	303	149,894
		1,798,742
Home Builders — 0.4%
Beazer Homes USA, Inc.†	1,367	44,838
Forestar Group, Inc.†	594	23,873
Hovnanian Enterprises, Inc., Class A†	267	41,903
KB Home	171	12,120
Lennar Corp., Class A	884	152,030
M/I Homes, Inc.†	399	54,380
Meritage Homes Corp.	121	21,231
NVR, Inc.†	16	129,599
Taylor Morrison Home Corp.†	1,066	66,273
Taylor Wimpey PLC	27,454	47,489
Toll Brothers, Inc.	1,145	148,129
Tri Pointe Homes, Inc.†	1,483	57,333
		799,198
Home Furnishings — 0.0%
Daktronics, Inc.†	1,141	11,365
Panasonic Holdings Corp.	3,100	29,601
		40,966
Household Products/Wares — 0.2%
ACCO Brands Corp.	1,565	8,780
Clorox Co.	803	122,947
Henkel AG & Co. KGaA (Preference Shares)	833	66,952
Kimberly-Clark Corp.	992	128,315
		326,994
Insurance — 2.8%
AIA Group, Ltd.	9,600	64,455
Allianz SE	673	201,701
Allstate Corp.	756	130,796
American Equity Investment Life Holding Co.†	955	53,690
AXA SA	1,009	37,898
Axis Capital Holdings, Ltd.	1,925	125,163
Berkshire Hathaway, Inc., Class B†	986	414,633
Chubb, Ltd.	477	123,605
CNO Financial Group, Inc.	1,792	49,244
Enstar Group, Ltd.†	30	9,323
Equitable Holdings, Inc.	15,423	586,228
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Essent Group, Ltd.	166	$ 9,879
Everest Group, Ltd.	342	135,945
Fidelis Insurance Holdings, Ltd.	653	12,720
Genworth Financial, Inc., Class A†	7,511	48,296
Globe Life, Inc.	969	112,763
Horace Mann Educators Corp.	657	24,302
Jackson Financial, Inc., Class A	1,058	69,976
James River Group Holdings, Ltd.	439	4,083
Loews Corp.	1,548	121,193
Marsh & McLennan Cos., Inc.	575	118,439
MetLife, Inc.	17,968	1,331,608
MGIC Investment Corp.	6,291	140,667
Muenchener Rueckversicherungs-Gesellschaft AG	852	415,745
NMI Holdings, Inc., Class A†	298	9,637
Old Republic International Corp.	4,207	129,239
Principal Financial Group, Inc.	1,518	131,019
Reinsurance Group of America, Inc.	1,361	262,510
Tokio Marine Holdings, Inc.	5,500	170,871
Travelers Cos., Inc.	558	128,418
Universal Insurance Holdings, Inc.	429	8,717
Unum Group	2,780	149,175
Zurich Insurance Group AG	740	399,026
		5,730,964
Internet — 11.1%
Alibaba Group Holding, Ltd.	10,700	96,037
Alphabet, Inc., Class A†	32,317	4,877,605
Amazon.com, Inc.†	29,472	5,316,159
Auto Trader Group PLC*	19,749	174,533
Booking Holdings, Inc.	490	1,777,661
Cargurus, Inc.†	1,504	34,712
DoorDash, Inc., Class A†	1,311	180,551
eBay, Inc.	2,750	145,145
Etsy, Inc.†	1,674	115,037
Eventbrite, Inc., Class A†	3,732	20,451
Expedia Group, Inc.†	7,034	968,934
F5, Inc.†	660	125,129
GoDaddy, Inc., Class A†	3,234	383,811
HealthStream, Inc.	366	9,758
M3, Inc.	8,400	118,581
MakeMyTrip, Ltd.†	850	60,393
Maplebear, Inc.†	3,754	139,987
MediaAlpha, Inc., Class A†	404	8,229
MercadoLibre, Inc.†	52	78,622
Meta Platforms, Inc., Class A	7,393	3,589,893
Netflix, Inc.†	3,142	1,908,231
Opendoor Technologies, Inc.†	6,570	19,907
PDD Holdings, Inc. ADR†	941	109,391
Prosus NV	6,691	209,880
Q2 Holdings, Inc.†	258	13,561
Roku, Inc.†	1,992	129,819
Scout24 SE*	1,030	77,630
Sea, Ltd. ADR†	528	28,359
Spotify Technology SA†	437	115,324
Squarespace, Inc., Class A†	1,478	53,858
Tencent Holdings, Ltd.	11,506	446,604
Uber Technologies, Inc.†	18,825	1,449,337
Upwork, Inc.†	3,669	44,982
VeriSign, Inc.†	631	119,581
Zomato, Ltd.†	23,574	51,485
		22,999,177

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Investment Companies — 0.2%
Investor AB, Class B	14,248	$ 357,598
Iron/Steel — 0.3%
ArcelorMittal SA	10,686	293,460
Commercial Metals Co.	175	10,285
Nucor Corp.	662	131,010
Reliance, Inc.	411	137,348
Steel Dynamics, Inc.	919	136,223
		708,326
Leisure Time — 0.0%
MasterCraft Boat Holdings, Inc.†	384	9,108
Lodging — 0.3%
H World Group, Ltd.	3,153	122,021
Hilton Worldwide Holdings, Inc.	610	130,119
Indian Hotels Co., Ltd.	23,367	166,142
Las Vegas Sands Corp.	2,270	117,359
MGM Resorts International†	2,748	129,733
		665,374
Machinery-Construction & Mining — 0.7%
Argan, Inc.	178	8,996
Caterpillar, Inc.	394	144,374
GE Vernova, Inc.†	6	752
Hitachi, Ltd.	2,300	211,266
Hyster-Yale Materials Handling, Inc.	272	17,454
Mitsubishi Heavy Industries, Ltd.	26,000	248,785
Terex Corp.	833	53,645
Vertiv Holdings Co., Class A	9,603	784,277
		1,469,549
Machinery-Diversified — 0.4%
Alamo Group, Inc.	45	10,275
Albany International Corp., Class A	106	9,912
Applied Industrial Technologies, Inc.	238	47,017
Atlas Copco AB, Class A	8,342	140,904
Columbus McKinnon Corp.	230	10,265
Deere & Co.	313	128,562
Flowserve Corp.	2,913	133,066
GEA Group AG	3,308	139,863
GrafTech International, Ltd.	4,770	6,582
Kone Oyj, Class B	1,479	68,835
Tennant Co.	94	11,431
Watts Water Technologies, Inc., Class A	273	58,026
Westinghouse Air Brake Technologies Corp.	892	129,946
		894,684
Media — 0.1%
Comcast Corp., Class A	3,130	135,686
Sinclair, Inc.	705	9,496
		145,182
Metal Fabricate/Hardware — 0.1%
APL Apollo Tubes, Ltd.	1,894	33,738
Janus International Group, Inc.†	673	10,182
Mueller Industries, Inc.	197	10,624
Proto Labs, Inc.†	247	8,830
Ryerson Holding Corp.	961	32,194
Standex International Corp.	61	11,115
Worthington Industries, Inc.	137	8,526
		115,209
Security Description	Shares or Principal Amount	Value

Mining — 0.6%
Anglo American PLC	2,151	$ 52,828
BHP Group, Ltd.	7,337	211,662
BHP Group, Ltd. (LSE)	1,245	35,749
Constellium SE†	2,278	50,367
Freeport-McMoRan, Inc.	3,520	165,510
Glencore PLC	66,008	362,657
Rio Tinto PLC	3,245	205,480
Southern Copper Corp.	1,491	158,821
		1,243,074
Miscellaneous Manufacturing — 0.9%
3M Co. When-Issued	14,259	1,252,368
A.O. Smith Corp.	1,495	133,743
Donaldson Co., Inc.	1,601	119,563
Elite Material Co., Ltd.	3,000	37,824
ITT, Inc.	1,016	138,206
LSB Industries, Inc.†	1,164	10,220
Parker-Hannifin Corp.	179	99,486
Textron, Inc.	1,387	133,055
		1,924,465
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	351	10,397
Office Furnishings — 0.0%
Interface, Inc.	788	13,254
Steelcase, Inc., Class A	681	8,908
		22,162
Office/Business Equipment — 0.0%
Xerox Holdings Corp.	969	17,345
Oil & Gas — 2.3%
BP PLC	71,251	445,780
California Resources Corp.	173	9,532
Chevron Corp.	841	132,659
ConocoPhillips	1,150	146,372
Coterra Energy, Inc.	4,854	135,329
Eni SpA	4,230	66,847
Equinor ASA	10,024	268,958
Exxon Mobil Corp.	1,315	152,856
HF Sinclair Corp.	2,107	127,200
Inpex Corp.	4,400	68,029
Marathon Oil Corp.	54,283	1,538,380
Marathon Petroleum Corp.	4,759	958,938
Murphy Oil Corp.	225	10,282
Nabors Industries, Ltd.†	108	9,302
Par Pacific Holdings, Inc.†	1,394	51,662
PBF Energy, Inc., Class A	1,181	67,990
PetroChina Co., Ltd.	170,000	145,307
Petroleo Brasileiro SA (Preference Shares)	4,200	31,286
PRIO SA	3,400	33,041
Shell PLC	2,363	78,290
SM Energy Co.	536	26,720
Valero Energy Corp.	954	162,838
W&T Offshore, Inc.	2,956	7,833
Weatherford International PLC†	647	74,677
		4,750,108
Oil & Gas Services — 0.2%
DNOW, Inc.†	2,502	38,030
Baker Hughes Co.	3,996	133,866
DMC Global, Inc.†	494	9,628
Newpark Resources, Inc.†	1,373	9,913
Oceaneering International, Inc.†	409	9,571

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas Services (continued)
Schlumberger NV	2,374	$ 130,119
US Silica Holdings, Inc.†	2,763	34,289
		365,416
Packaging & Containers — 0.1%
AptarGroup, Inc.	859	123,601
Berry Global Group, Inc.	2,056	124,347
Clearwater Paper Corp.†	216	9,446
O-I Glass, Inc.†	2,079	34,491
Pactiv Evergreen, Inc.	666	9,537
		301,422
Pharmaceuticals — 5.4%
AbbVie, Inc.	5,488	999,365
Alkermes PLC†	1,948	52,732
Arvinas, Inc.†	1,037	42,807
AstraZeneca PLC	854	115,096
Becton Dickinson & Co.	498	123,230
BellRing Brands, Inc.†	159	9,386
Bristol-Myers Squibb Co.	9,412	510,413
Cardinal Health, Inc.	1,282	143,456
Catalyst Pharmaceuticals, Inc.†	620	9,883
Chugai Pharmaceutical Co., Ltd.	3,000	114,427
Cigna Group	1,435	521,178
CinCor Pharma Inc. CVR†(1)	279	854
Corcept Therapeutics, Inc.†	534	13,451
Dexcom, Inc.†	970	134,539
Eli Lilly & Co.	3,714	2,889,343
Enanta Pharmaceuticals, Inc.†	575	10,039
GSK PLC	19,438	419,182
Ipsen SA	789	93,889
Ironwood Pharmaceuticals, Inc.†	928	8,083
Jazz Pharmaceuticals PLC†	1,055	127,043
Johnson & Johnson	779	123,230
McKesson Corp.	235	126,160
Merck & Co., Inc.	18,520	2,443,714
Merck KGaA	134	23,651
Neurocrine Biosciences, Inc.†	1,021	140,816
Novartis AG	5,911	572,650
Novo Nordisk A/S, Class B	7,722	989,157
Ono Pharmaceutical Co., Ltd.	6,700	108,635
Option Care Health, Inc.†	1,423	47,727
PetIQ, Inc.†	706	12,906
Roche Holding AG	238	60,618
Sandoz Group AG†	1,207	36,417
Shionogi & Co., Ltd.	2,300	117,750
Sun Pharmaceutical Industries, Ltd.	3,388	66,092
USANA Health Sciences, Inc.†	187	9,070
Voyager Therapeutics, Inc.†	1,411	13,136
		11,230,125
Pipelines — 0.6%
Cheniere Energy, Inc.	6,848	1,104,446
Golar LNG, Ltd.	372	8,950
Targa Resources Corp.	1,119	125,317
		1,238,713
Private Equity — 0.2%
3i Group PLC	10,586	375,314
Eurazeo SE	503	44,091
		419,405
Security Description	Shares or Principal Amount	Value

Real Estate — 0.1%
Anywhere Real Estate, Inc.†	4,429	$ 27,371
Cushman & Wakefield PLC†	2,122	22,196
Kennedy-Wilson Holdings, Inc.	974	8,357
Phoenix Mills, Ltd.	3,078	102,228
RMR Group, Inc., Class A	268	6,432
		166,584
REITS — 2.2%
Alexander & Baldwin, Inc.	976	16,075
American Assets Trust, Inc.	400	8,764
American Tower Corp.	737	145,624
Apartment Income REIT Corp.	4,058	131,763
Apple Hospitality REIT, Inc.	513	8,403
AvalonBay Communities, Inc.	661	122,655
BrightSpire Capital, Inc.	2,801	19,299
Brixmor Property Group, Inc.	5,510	129,209
Broadstone Net Lease, Inc.	568	8,901
Chimera Investment Corp.	1,957	9,022
COPT Defense Properties	344	8,314
Crown Castle, Inc.	1,092	115,566
Elme Communities	342	4,761
EPR Properties	2,981	126,543
Equity Commonwealth†	461	8,704
Equity Residential	1,979	124,895
Essential Properties Realty Trust, Inc.	386	10,291
Essex Property Trust, Inc.	524	128,280
First Industrial Realty Trust, Inc.	2,258	118,635
Goodman Group	17,912	394,642
Host Hotels & Resorts, Inc.	5,628	116,387
Kite Realty Group Trust	1,074	23,284
Klepierre SA	6,142	159,031
Ladder Capital Corp.	830	9,238
MFA Financial, Inc.	721	8,227
Mid-America Apartment Communities, Inc.	952	125,264
National Health Investors, Inc.	438	27,520
NexPoint Residential Trust, Inc.	296	9,528
Park Hotels & Resorts, Inc.	7,242	126,663
Piedmont Office Realty Trust, Inc., Class A	1,448	10,179
Public Storage	427	123,856
Retail Opportunity Investments Corp.	1,510	19,358
Rithm Capital Corp.	11,208	125,081
RLJ Lodging Trust	4,046	47,824
Ryman Hospitality Properties, Inc.	542	62,661
Sabra Health Care REIT, Inc.	1,992	29,422
Scentre Group	51,178	113,057
Service Properties Trust	1,302	8,828
Simon Property Group, Inc.	8,426	1,318,585
SITE Centers Corp.	596	8,731
Sunstone Hotel Investors, Inc.	4,287	47,757
Tanger, Inc.	298	8,800
Urban Edge Properties	2,513	43,399
Weyerhaeuser Co.	6,860	246,343
Xenia Hotels & Resorts, Inc.	300	4,503
		4,463,872
Retail — 2.9%
Abercrombie & Fitch Co., Class A†	176	22,058
Alsea SAB de CV†	10,628	52,390
American Eagle Outfitters, Inc.	1,327	34,223
Associated British Foods PLC	6,404	201,909
AutoZone, Inc.†	41	129,218
Beacon Roofing Supply, Inc.†	104	10,194
BlueLinx Holdings, Inc.†	213	27,741

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Buckle, Inc.	228	$ 9,182
Caleres, Inc.	1,061	43,533
Carrols Restaurant Group, Inc.	2,601	24,735
Chipotle Mexican Grill, Inc.†	49	142,432
Costco Wholesale Corp.	194	142,130
Dave & Buster's Entertainment, Inc.†	188	11,769
Designer Brands, Inc., Class A	833	9,105
Dillard's, Inc., Class A	121	57,068
Fast Retailing Co., Ltd.	500	155,701
GMS, Inc.†	609	59,280
Home Depot, Inc.	1,224	469,526
Industria de Diseno Textil SA	8,148	410,251
J. Jill, Inc.†	344	10,998
JUMBO SA	1,073	30,908
McDonald's Corp.	525	148,024
O'Reilly Automotive, Inc.†	160	180,621
Pandora A/S	1,426	230,333
Ross Stores, Inc.	3,034	445,270
Sally Beauty Holdings, Inc.†	904	11,228
Starbucks Corp.	1,377	125,844
Target Corp.	745	132,021
TJX Cos., Inc.	3,034	307,708
Urban Outfitters, Inc.†	202	8,771
Wal-Mart de Mexico SAB de CV	12,654	51,150
Walmart, Inc.	36,392	2,189,707
Williams-Sonoma, Inc.	520	165,116
		6,050,144
Savings & Loans — 0.0%
Axos Financial, Inc.†	1,009	54,526
OceanFirst Financial Corp.	594	9,748
		64,274
Semiconductors — 7.4%
Ambarella, Inc.†	146	7,412
Amkor Technology, Inc.	253	8,157
Applied Materials, Inc.	1,295	267,068
ASML Holding NV	945	909,610
Axcelis Technologies, Inc.†	74	8,252
Broadcom, Inc.	526	697,166
CEVA, Inc.†	360	8,176
Cirrus Logic, Inc.†	1,430	132,361
Disco Corp.	1,100	415,570
KLA Corp.	2,459	1,717,784
Lam Research Corp.	154	149,622
MaxLinear, Inc.†	1,884	35,174
MediaTek, Inc.	4,000	149,359
Monolithic Power Systems, Inc.	171	115,839
Novatek Microelectronics Corp.	5,000	94,365
NVIDIA Corp.	7,622	6,886,934
Photronics, Inc.†	351	9,940
Qorvo, Inc.†	1,010	115,978
QUALCOMM, Inc.	12,137	2,054,794
Rambus, Inc.†	1,031	63,726
Samsung Electronics Co., Ltd.	6,674	400,564
Silicon Laboratories, Inc.†	405	58,206
SK Hynix, Inc.	1,685	229,047
Synaptics, Inc.†	185	18,049
Taiwan Semiconductor Manufacturing Co., Ltd.	36,039	877,228
		15,430,381
Software — 7.3%
8x8, Inc.†	3,059	8,259
Security Description	Shares or Principal Amount	Value

Software (continued)
Adeia, Inc.	290	$ 3,167
Adobe, Inc.†	3,195	1,612,197
Agilysys, Inc.†	261	21,992
Appfolio, Inc., Class A†	50	12,337
Atlassian Corp., Class A†	708	138,138
Autodesk, Inc.†	501	130,470
Bandwidth, Inc., Class A†	957	17,475
BlackLine, Inc.†	133	8,589
Cadence Design Systems, Inc.†	5,702	1,774,919
CommVault Systems, Inc.†	592	60,047
DocuSign, Inc.†	6,037	359,503
Domo, Inc., Class B†	1,772	15,806
Dropbox, Inc., Class A†	5,195	126,238
Fiserv, Inc.†	789	126,098
Health Catalyst, Inc.†	1,562	11,762
HubSpot, Inc.†	202	126,565
Intapp, Inc.†	946	32,448
Manhattan Associates, Inc.†	603	150,889
Microsoft Corp.	16,385	6,893,497
MicroStrategy, Inc., Class A†	8	13,636
MSCI, Inc.	204	114,332
Nexon Co., Ltd.	2,000	33,162
Paycom Software, Inc.	672	133,735
PDF Solutions, Inc.†	269	9,057
Pegasystems, Inc.	1,957	126,500
Phreesia, Inc.†	1,131	27,065
PROS Holdings, Inc.†	711	25,831
RingCentral, Inc., Class A†	3,712	128,955
ROBLOX Corp., Class A†	3,028	115,609
Salesforce, Inc.	427	128,604
SAP SE	235	45,752
Schrodinger, Inc.†	335	9,045
ServiceNow, Inc.†	163	124,271
Smartsheet, Inc., Class A†	3,076	118,426
Snowflake, Inc., Class A†	841	135,906
SoundHound AI, Inc.†	1,846	10,873
Square Enix Holdings Co., Ltd.	6,300	244,750
SS&C Technologies Holdings, Inc.	1,886	121,402
Synopsys, Inc.†	228	130,302
Teradata Corp.†	3,139	121,385
TIS, Inc.	3,400	73,871
TOTVS SA	6,114	34,597
Veeva Systems, Inc., Class A†	5,157	1,194,825
Vimeo, Inc.†	3,563	14,573
Weave Communications, Inc.†	1,401	16,083
Workday, Inc., Class A†	489	133,375
Yext, Inc.†	3,401	20,508
Zoom Video Communications, Inc., Class A†	1,909	124,791
		15,161,617
Telecommunications — 1.4%
A10 Networks, Inc.	606	8,296
Arista Networks, Inc.†	449	130,201
AT&T, Inc.	41,874	736,982
Calix, Inc.†	927	30,739
Cisco Systems, Inc.	7,570	377,819
Extreme Networks, Inc.†	3,814	44,014
InterDigital, Inc.	80	8,517
Iridium Communications, Inc.	6,664	174,330
Motorola Solutions, Inc.	2,100	745,458
NETGEAR, Inc.†	580	9,147
Preformed Line Products Co.	56	7,205
Spark New Zealand, Ltd.	10,192	29,015

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications (continued)
Telstra Group, Ltd.	70,030	$ 176,151
Verizon Communications, Inc.	3,959	166,120
Viavi Solutions, Inc.†	829	7,536
Vodafone Group PLC	277,584	246,858
		2,898,388
Toys/Games/Hobbies — 0.1%
JAKKS Pacific, Inc.†	266	6,570
Nintendo Co., Ltd.	5,800	314,023
		320,593
Transportation — 1.0%
ArcBest Corp.	72	10,260
Ardmore Shipping Corp.	508	8,341
CSX Corp.	4,077	151,134
Daseke, Inc.†	990	8,217
Deutsche Post AG	4,828	207,905
Expeditors International of Washington, Inc.	1,027	124,852
FedEx Corp.	461	133,570
Hub Group, Inc., Class A	683	29,519
International Seaways, Inc.	164	8,725
Kuehne + Nagel International AG	188	52,324
Matson, Inc.	479	53,840
Norfolk Southern Corp.	463	118,005
Scorpio Tankers, Inc.	822	58,814
SG Holdings Co., Ltd.	3,200	40,227
SITC International Holdings Co., Ltd.	7,000	12,789
Teekay Corp.†	2,304	16,773
Teekay Tankers, Ltd., Class A	882	51,518
Union Pacific Corp.	4,076	1,002,411
		2,089,224
Water — 0.0%
American States Water Co.	64	4,623
SJW Group	233	13,186
		17,809
Total Common Stocks (cost $122,312,408)		170,243,330
CONVERTIBLE PREFERRED STOCKS — 0.0%
Diversified Financial Services — 0.0%
Apollo Global Management, Inc. (cost $15,200)	304	19,380
CORPORATE BONDS & NOTES — 7.5%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/2028*	$ 30,000	26,274
7.88%, 04/01/2030*	30,000	29,825
Interpublic Group of Cos., Inc.
4.65%, 10/01/2028	62,000	60,904
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 08/15/2027*	15,000	14,437
7.38%, 02/15/2031*	20,000	20,948
		152,388
Aerospace/Defense — 0.2%
Boeing Co.
2.20%, 02/04/2026	51,000	47,746
2.70%, 02/01/2027	12,000	11,053
3.38%, 06/15/2046	35,000	23,603
5.81%, 05/01/2050	5,000	4,731
6.13%, 02/15/2033	40,000	40,787
Security Description	Shares or Principal Amount	Value

Aerospace/Defense (continued)
Bombardier, Inc.
7.13%, 06/15/2026*	$ 24,000	$ 24,345
7.25%, 07/01/2031*	5,000	5,010
8.75%, 11/15/2030*	20,000	21,356
Howmet Aerospace, Inc.
3.00%, 01/15/2029	9,000	8,127
5.95%, 02/01/2037	44,000	45,537
RTX Corp.
6.40%, 03/15/2054	45,000	50,911
Spirit AeroSystems, Inc.
9.38%, 11/30/2029*	5,000	5,454
9.75%, 11/15/2030*	30,000	33,557
TransDigm, Inc.
4.88%, 05/01/2029	15,000	13,953
5.50%, 11/15/2027	15,000	14,681
6.63%, 03/01/2032*	20,000	20,206
6.75%, 08/15/2028*	20,000	20,264
6.88%, 12/15/2030*	20,000	20,388
7.13%, 12/01/2031*	5,000	5,153
		416,862
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.50%, 04/20/2026*	11,250	11,173
5.75%, 04/20/2029*	15,000	14,744
United Airlines, Inc.
4.38%, 04/15/2026*	5,000	4,834
4.63%, 04/15/2029*	5,000	4,650
		35,401
Apparel — 0.1%
Crocs, Inc.
4.25%, 03/15/2029*	15,000	13,713
Hanesbrands, Inc.
9.00%, 02/15/2031*	20,000	20,549
Kontoor Brands, Inc.
4.13%, 11/15/2029*	20,000	17,951
Levi Strauss & Co.
3.50%, 03/01/2031*	40,000	35,092
Tapestry, Inc.
7.70%, 11/27/2030	30,000	31,993
7.85%, 11/27/2033	15,000	16,279
		135,577
Auto Manufacturers — 0.0%
BMW US Capital LLC
3.95%, 08/14/2028*	25,000	24,175
Hyundai Capital America
5.35%, 03/19/2029*	22,000	22,076
5.40%, 01/08/2031*	11,000	11,044
6.38%, 04/08/2030*	4,000	4,202
		61,497
Auto Parts & Equipment — 0.0%
Clarios Global LP
6.75%, 05/15/2025*	9,000	9,008
Clarios Global LP/Clarios US Finance Co.
6.75%, 05/15/2028*	20,000	20,273
8.50%, 05/15/2027*	10,000	10,015
Goodyear Tire & Rubber Co.
5.63%, 04/30/2033	45,000	41,098
		80,394

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks — 0.8%
Bank of America Corp.
2.50%, 02/13/2031	$ 52,000	$ 44,795
3.85%, 03/08/2037	97,000	85,755
5.47%, 01/23/2035	20,000	20,130
6.10%, 03/17/2025(2)	87,000	87,240
Bank of Montreal
3.80%, 12/15/2032	14,000	13,060
Bank of Nova Scotia
5.35%, 12/07/2026	45,000	45,229
Citigroup, Inc.
3.88%, 02/18/2026(2)	44,000	41,526
4.45%, 09/29/2027	119,000	115,763
6.17%, 05/25/2034	16,000	16,248
Deutsche Bank AG
2.31%, 11/16/2027	150,000	137,139
Fifth Third Bancorp
6.34%, 07/27/2029	35,000	36,080
First-Citizens Bank & Trust Co.
6.13%, 03/09/2028	44,000	45,192
Freedom Mortgage Corp.
12.00%, 10/01/2028*	20,000	21,800
12.25%, 10/01/2030*	5,000	5,499
Freedom Mtg. Corp.
6.63%, 01/15/2027*	20,000	19,406
Goldman Sachs Group, Inc.
3.65%, 08/10/2026(2)	7,000	6,394
JPMorgan Chase & Co.
2.08%, 04/22/2026	9,000	8,672
3.65%, 06/01/2026(2)	12,000	11,397
4.60%, 02/01/2025(2)	71,000	69,801
5.72%, 09/14/2033	57,000	58,138
6.07%, 10/22/2027	100,000	102,033
6.10%, 10/01/2024(2)	12,000	12,005
JPMorgan Chase & Co. FRS
6.57%, (TSFR1M+1.26%), 05/15/2077	38,000	33,819
Morgan Stanley
5.12%, 02/01/2029	180,000	179,561
5.30%, 04/20/2037	11,000	10,553
5.94%, 02/07/2039	35,000	34,789
PNC Financial Services Group, Inc.
4.63%, 06/06/2033	71,000	66,212
Truist Financial Corp.
5.71%, 01/24/2035	45,000	45,194
US Bancorp
2.49%, 11/03/2036	68,000	53,499
Wells Fargo & Co.
3.90%, 03/15/2026(2)	22,000	20,931
5.57%, 07/25/2029	135,000	136,600
Westpac Banking Corp.
2.96%, 11/16/2040	27,000	19,056
4.42%, 07/24/2039	36,000	31,695
		1,635,211
Biotechnology — 0.1%
Amgen, Inc.
3.20%, 11/02/2027	24,000	22,663
5.25%, 03/02/2030	44,000	44,669
5.65%, 03/02/2053	21,000	21,398
5.75%, 03/02/2063	25,000	25,499
		114,229
Security Description	Shares or Principal Amount	Value

Building Materials — 0.1%
Boise Cascade Co.
4.88%, 07/01/2030*	$ 25,000	$ 23,194
Builders FirstSource, Inc.
4.25%, 02/01/2032*	10,000	8,969
6.38%, 06/15/2032*	10,000	10,148
6.38%, 03/01/2034*	15,000	15,062
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028*	30,000	30,818
CP Atlas Buyer, Inc.
7.00%, 12/01/2028*	10,000	9,385
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030*	40,000	40,384
Louisiana-Pacific Corp.
3.63%, 03/15/2029*	15,000	13,634
Masonite International Corp.
3.50%, 02/15/2030*	25,000	22,118
5.38%, 02/01/2028*	5,000	5,007
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.75%, 04/01/2032*	15,000	15,051
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 02/01/2030*	20,000	18,406
Smyrna Ready Mix Concrete LLC
8.88%, 11/15/2031*	25,000	26,722
Standard Industries, Inc.
3.38%, 01/15/2031*	5,000	4,192
4.38%, 07/15/2030*	30,000	26,956
5.00%, 02/15/2027*	10,000	9,700
		279,746
Chemicals — 0.3%
Avient Corp.
7.13%, 08/01/2030*	20,000	20,506
Celanese US Holdings LLC
1.40%, 08/05/2026	19,000	17,322
6.17%, 07/15/2027	73,000	74,351
6.33%, 07/15/2029	14,000	14,517
6.55%, 11/15/2030	20,000	21,036
CF Industries, Inc.
4.95%, 06/01/2043	57,000	51,005
FMC Corp.
5.65%, 05/18/2033	45,000	44,253
Huntsman International LLC
4.50%, 05/01/2029	73,000	69,707
Ingevity Corp.
3.88%, 11/01/2028*	15,000	13,548
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030*	19,000	15,784
4.45%, 09/26/2028	42,000	40,644
LSF11 A5 HoldCo LLC
6.63%, 10/15/2029*	25,000	22,511
Nutrien, Ltd.
4.00%, 12/15/2026	8,000	7,756
4.20%, 04/01/2029	29,000	28,000
Rain Carbon, Inc.
12.25%, 09/01/2029*	5,000	5,187
SCIH Salt Holdings, Inc.
4.88%, 05/01/2028*	45,000	41,918
6.63%, 05/01/2029*	30,000	27,776
Sherwin-Williams Co.
3.45%, 06/01/2027	21,000	20,074
Tronox, Inc.
4.63%, 03/15/2029*	25,000	22,423

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals (continued)
Vibrantz Technologies, Inc.
9.00%, 02/15/2030*	$ 20,000	$ 18,470
Westlake Chemical Corp.
2.88%, 08/15/2041	30,000	20,772
WR Grace Holdings LLC
5.63%, 08/15/2029*	25,000	22,372
7.38%, 03/01/2031*	25,000	25,314
		645,246
Commercial Services — 0.2%
ADT Security Corp.
4.13%, 08/01/2029*	30,000	27,485
Allied Universal Holdco LLC
7.88%, 02/15/2031*	25,000	25,320
Block, Inc.
3.50%, 06/01/2031	20,000	17,407
Carriage Services, Inc.
4.25%, 05/15/2029*	15,000	13,300
EquipmentShare.com, Inc.
9.00%, 05/15/2028*	10,000	10,300
ERAC USA Finance LLC
5.63%, 03/15/2042*	47,000	47,875
Garda World Security Corp.
4.63%, 02/15/2027*	10,000	9,582
6.00%, 06/01/2029*	5,000	4,475
7.75%, 02/15/2028*	5,000	5,127
9.50%, 11/01/2027*	22,000	22,053
Gartner, Inc.
3.63%, 06/15/2029*	6,000	5,432
3.75%, 10/01/2030*	54,000	48,338
Herc Holdings, Inc.
5.50%, 07/15/2027*	15,000	14,733
Hertz Corp.
4.63%, 12/01/2026*	10,000	9,075
Neptune Bidco US, Inc.
9.29%, 04/15/2029*	25,000	23,639
NESCO Holdings II, Inc.
5.50%, 04/15/2029*	20,000	18,922
PECF USS Intermediate Holding III Corp.
8.00%, 11/15/2029*	20,000	10,504
Prime Security Services Borrower LLC/Prime Finance, Inc.
6.25%, 01/15/2028*	20,000	19,592
S&P Global, Inc.
2.45%, 03/01/2027	8,000	7,488
Service Corp. International
3.38%, 08/15/2030	10,000	8,660
4.00%, 05/15/2031	30,000	26,579
4.63%, 12/15/2027	14,000	13,530
5.13%, 06/01/2029	20,000	19,461
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
4.63%, 11/01/2026*	15,000	14,503
		423,380
Computers — 0.1%
Ahead DB Holdings LLC
6.63%, 05/01/2028*	15,000	13,575
Apple, Inc.
3.95%, 08/08/2052	28,000	23,599
4.38%, 05/13/2045	34,000	31,387
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	25,000	22,172
Security Description	Shares or Principal Amount	Value

Computers (continued)
Dell International LLC/EMC Corp.
8.35%, 07/15/2046	$ 2,000	$ 2,587
Seagate HDD Cayman
3.13%, 07/15/2029	10,000	8,414
9.63%, 12/01/2032	5,000	5,696
		107,430
Cosmetics/Personal Care — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4.75%, 01/15/2029*	20,000	18,926
6.63%, 07/15/2030*	15,000	15,232
Kenvue, Inc.
4.90%, 03/22/2033	79,000	78,933
5.05%, 03/22/2053	14,000	13,710
		126,801
Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029*	20,000	17,978
4.00%, 01/15/2028*	20,000	18,725
Ritchie Bros. Holdings, Inc.
6.75%, 03/15/2028*	10,000	10,200
7.75%, 03/15/2031*	15,000	15,694
		62,597
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.10%, 01/19/2029	150,000	149,114
AG Issuer LLC
6.25%, 03/01/2028*	15,000	14,689
Air Lease Corp.
3.25%, 10/01/2029	39,000	35,271
4.63%, 10/01/2028	51,000	49,620
5.85%, 12/15/2027	5,000	5,077
Ally Financial, Inc.
8.00%, 11/01/2031	50,000	55,695
Aretec Escrow Issuer 2, Inc.
10.00%, 08/15/2030*	20,000	21,846
Aretec Escrow Issuer, Inc.
7.50%, 04/01/2029*	20,000	19,039
Capital One Financial Corp.
3.75%, 03/09/2027	28,000	26,874
7.62%, 10/30/2031	35,000	38,657
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	20,000	16,870
Credit Acceptance Corp.
9.25%, 12/15/2028*	30,000	32,267
GGAM Finance, Ltd.
8.00%, 02/15/2027*	10,000	10,325
Intercontinental Exchange, Inc.
1.85%, 09/15/2032	16,000	12,476
2.65%, 09/15/2040	49,000	35,251
4.35%, 06/15/2029	25,000	24,330
Jefferies Financial Group, Inc.
6.05%, 03/12/2025	45,000	45,048
Jefferson Capital Holdings LLC
9.50%, 02/15/2029*	40,000	40,946
LPL Holdings, Inc.
6.75%, 11/17/2028	24,000	25,135
Macquarie Airfinance Holdings, Ltd.
6.40%, 03/26/2029*	5,000	5,079
6.50%, 03/26/2031*	5,000	5,089

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Nasdaq, Inc.
5.55%, 02/15/2034	$ 7,000	$ 7,118
5.95%, 08/15/2053	8,000	8,430
Nationstar Mortgage Holdings, Inc.
5.75%, 11/15/2031*	35,000	32,282
7.13%, 02/01/2032*	25,000	24,829
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.88%, 04/15/2045*	21,000	16,957
OneMain Finance Corp.
5.38%, 11/15/2029	50,000	47,011
PennyMac Financial Services, Inc.
5.38%, 10/15/2025*	15,000	14,825
7.88%, 12/15/2029*	25,000	25,689
PHH Mortgage Corp.
7.88%, 03/15/2026*	20,000	19,366
		865,205
Electric — 0.5%
AES Corp.
2.45%, 01/15/2031	48,000	39,272
American Electric Power Co., Inc.
4.30%, 12/01/2028	38,000	36,747
5.63%, 03/01/2033	10,000	10,153
American Transmission Systems, Inc.
2.65%, 01/15/2032*	16,000	13,246
Appalachian Power Co.
5.80%, 10/01/2035	20,000	20,043
Calpine Corp.
5.00%, 02/01/2031*	10,000	9,173
5.25%, 06/01/2026*	10,000	9,897
Commonwealth Edison Co.
5.88%, 02/01/2033	25,000	25,874
Consolidated Edison Co. of New York, Inc.
4.20%, 03/15/2042	12,000	10,207
Constellation Energy Generation LLC
5.75%, 03/15/2054	21,000	21,035
6.13%, 01/15/2034	20,000	21,118
6.50%, 10/01/2053	50,000	54,997
Duke Energy Ohio, Inc.
3.65%, 02/01/2029	17,000	16,147
Electricite de France SA
4.75%, 10/13/2035*	55,000	50,993
Eversource Energy
5.13%, 05/15/2033	55,000	53,891
5.45%, 03/01/2028	20,000	20,247
Exelon Corp.
5.45%, 03/15/2034	10,000	10,067
Georgia Power Co.
4.95%, 05/17/2033	45,000	44,369
5.25%, 03/15/2034	30,000	30,303
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	7,000	6,998
4.25%, 05/01/2030	49,000	45,590
NRG Energy, Inc.
2.45%, 12/02/2027*	30,000	26,966
3.75%, 06/15/2024*	54,000	53,713
10.25%, 03/15/2028*(2)	20,000	21,454
Oncor Electric Delivery Co. LLC
4.95%, 09/15/2052	65,000	61,111
Pacific Gas & Electric Co.
2.10%, 08/01/2027	12,000	10,804
Security Description	Shares or Principal Amount	Value

Electric (continued)
2.95%, 03/01/2026	$ 10,000	$ 9,547
4.95%, 07/01/2050	16,000	13,763
5.55%, 05/15/2029	15,000	15,131
5.90%, 06/15/2032	25,000	25,427
6.10%, 01/15/2029	15,000	15,457
6.95%, 03/15/2034	25,000	27,369
PacifiCorp
2.70%, 09/15/2030	15,000	12,982
6.25%, 10/15/2037	13,000	13,689
PG&E Corp.
5.25%, 07/01/2030	30,000	28,507
Puget Sound Energy, Inc.
5.45%, 06/01/2053	25,000	24,840
Sempra Energy
5.50%, 08/01/2033	25,000	25,067
Southern Co.
5.50%, 03/15/2029	5,000	5,095
5.70%, 03/15/2034	35,000	36,097
Vistra Corp.
7.00%, 12/15/2026*(2)	10,000	9,901
8.00%, 10/15/2026*(2)	15,000	15,339
Vistra Operations Co. LLC
4.30%, 07/15/2029*	29,000	27,198
5.00%, 07/31/2027*	10,000	9,683
6.95%, 10/15/2033*	35,000	37,358
7.75%, 10/15/2031*	25,000	26,182
		1,103,047
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.
6.38%, 03/15/2029*	5,000	5,051
6.63%, 03/15/2032*	5,000	5,081
		10,132
Electronics — 0.1%
Imola Merger Corp.
4.75%, 05/15/2029*	40,000	37,506
Sensata Technologies, Inc.
3.75%, 02/15/2031*	103,000	89,095
TTM Technologies, Inc.
4.00%, 03/01/2029*	35,000	31,745
		158,346
Engineering & Construction — 0.0%
Great Lakes Dredge & Dock Corp.
5.25%, 06/01/2029*	55,000	48,933
Entertainment — 0.2%
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	40,000	36,475
6.50%, 02/15/2032*	5,000	5,044
7.00%, 02/15/2030*	35,000	35,927
CDI Escrow Issuer, Inc.
5.75%, 04/01/2030*	20,000	19,306
Cinemark USA, Inc.
5.25%, 07/15/2028*	20,000	18,933
8.75%, 05/01/2025*	3,000	3,007
Everi Holdings, Inc.
5.00%, 07/15/2029*	20,000	19,814
Light & Wonder International, Inc.
7.25%, 11/15/2029*	35,000	35,930
7.50%, 09/01/2031*	5,000	5,200
Live Nation Entertainment, Inc.
5.63%, 03/15/2026*	20,000	19,781

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Entertainment (continued)
6.50%, 05/15/2027*	$ 10,000	$ 10,109
Penn Entertainment, Inc.
5.63%, 01/15/2027*	35,000	33,775
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.
6.63%, 03/01/2030*	25,000	24,169
Six Flags Entertainment Corp.
7.25%, 05/15/2031*	20,000	20,262
Warnermedia Holdings, Inc.
3.76%, 03/15/2027	86,000	82,072
4.28%, 03/15/2032	20,000	17,865
5.05%, 03/15/2042	30,000	25,785
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/2029*	30,000	28,420
7.13%, 02/15/2031*	35,000	36,221
		478,095
Environmental Control — 0.1%
Clean Harbors, Inc.
6.38%, 02/01/2031*	10,000	10,073
GFL Environmental, Inc.
4.75%, 06/15/2029*	15,000	14,107
6.75%, 01/15/2031*	5,000	5,124
Madison IAQ LLC
4.13%, 06/30/2028*	10,000	9,249
5.88%, 06/30/2029*	35,000	32,021
Waste Connections, Inc.
4.25%, 12/01/2028	50,000	48,750
Waste Management, Inc.
4.88%, 02/15/2029	37,000	37,346
		156,670
Food — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/2027*	5,000	4,839
4.88%, 02/15/2030*	30,000	28,543
7.50%, 03/15/2026*	15,000	15,264
Campbell Soup Co.
5.20%, 03/21/2029	15,000	15,072
Chobani LLC/Chobani Finance Corp, Inc.
7.63%, 07/01/2029*	25,000	25,344
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.75%, 03/15/2034*	45,000	47,282
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.00%, 02/02/2029	50,000	44,272
Lamb Weston Holdings, Inc.
4.13%, 01/31/2030*	25,000	22,795
US Foods, Inc.
4.75%, 02/15/2029*	15,000	14,239
7.25%, 01/15/2032*	5,000	5,204
		222,854
Food Service — 0.0%
Aramark Services, Inc.
5.00%, 02/01/2028*	25,000	24,129
Security Description	Shares or Principal Amount	Value

Forest Products & Paper — 0.0%
Mercer International, Inc.
5.13%, 02/01/2029	$ 15,000	$ 13,185
12.88%, 10/01/2028*	10,000	10,925
		24,110
Healthcare-Products — 0.0%
Bausch & Lomb Corp.
8.38%, 10/01/2028*	15,000	15,520
Medline Borrower LP
3.88%, 04/01/2029*	40,000	36,408
5.25%, 10/01/2029*	15,000	14,178
		66,106
Healthcare-Services — 0.2%
Centene Corp.
3.00%, 10/15/2030	15,000	12,861
4.63%, 12/15/2029	20,000	18,988
Charles River Laboratories International, Inc.
3.75%, 03/15/2029*	10,000	9,126
4.00%, 03/15/2031*	10,000	8,935
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030*	45,000	36,693
5.63%, 03/15/2027*	5,000	4,602
6.88%, 04/01/2028*	10,000	7,012
8.00%, 03/15/2026*	8,000	7,984
10.88%, 01/15/2032*	10,000	10,300
HCA, Inc.
3.63%, 03/15/2032	15,000	13,279
4.50%, 02/15/2027	3,000	2,941
5.25%, 06/15/2026	12,000	11,965
5.38%, 09/01/2026	36,000	35,992
5.60%, 04/01/2034	17,000	17,118
6.00%, 04/01/2054	23,000	23,345
Humana, Inc.
5.50%, 03/15/2053	10,000	9,730
5.75%, 03/01/2028	50,000	51,088
Tenet Healthcare Corp.
4.25%, 06/01/2029	15,000	13,943
5.13%, 11/01/2027	70,000	68,469
6.13%, 06/15/2030	25,000	24,943
		389,314
Home Builders — 0.1%
Lennar Corp.
4.75%, 11/29/2027	67,000	66,152
LGI Homes, Inc.
8.75%, 12/15/2028*	30,000	31,654
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*	20,000	19,099
5.75%, 01/15/2028*	10,000	9,930
5.88%, 06/15/2027*	10,000	9,989
		136,824
Household Products/Wares — 0.0%
Spectrum Brands, Inc.
5.00%, 10/01/2029*	30,000	29,401
Insurance — 0.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.00%, 01/15/2031*	35,000	35,351
Aon PLC
4.25%, 12/12/2042	20,000	16,370

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Athene Holding, Ltd.
5.88%, 01/15/2034	$ 56,000	$ 56,111
6.25%, 04/01/2054	15,000	15,223
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	14,000	9,448
4.30%, 05/15/2043	29,000	26,495
CNA Financial Corp.
5.13%, 02/15/2034	30,000	29,188
CNO Financial Group, Inc.
5.25%, 05/30/2025	11,000	10,940
5.25%, 05/30/2029	15,000	14,613
Fairfax Financial Holdings, Ltd.
4.85%, 04/17/2028	71,000	70,099
Fidelity National Financial, Inc.
3.20%, 09/17/2051	27,000	17,223
HUB International, Ltd.
7.25%, 06/15/2030*	50,000	51,385
7.38%, 01/31/2032*	15,000	15,101
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/2070*	72,000	48,775
MetLife, Inc.
6.40%, 12/15/2066	45,000	46,078
Teachers Insurance & Annuity Assoc. of America
6.85%, 12/16/2039*	21,000	23,865
USI, Inc.
7.50%, 01/15/2032*	15,000	15,028
		501,293
Internet — 0.2%
Arches Buyer, Inc.
4.25%, 06/01/2028*	10,000	8,801
6.13%, 12/01/2028*	10,000	8,377
Booking Holdings, Inc.
4.63%, 04/13/2030	50,000	49,383
Gen Digital, Inc.
6.75%, 09/30/2027*	10,000	10,143
7.13%, 09/30/2030*	15,000	15,412
Match Group Holdings II LLC
3.63%, 10/01/2031*	20,000	16,995
4.13%, 08/01/2030*	15,000	13,346
4.63%, 06/01/2028*	15,000	14,156
5.00%, 12/15/2027*	6,000	5,750
Meta Platforms, Inc.
4.45%, 08/15/2052	39,000	34,665
5.60%, 05/15/2053	76,000	80,327
5.75%, 05/15/2063	45,000	48,241
Netflix, Inc.
5.38%, 11/15/2029*	18,000	18,369
5.88%, 11/15/2028	10,000	10,395
TripAdvisor, Inc
7.00%, 07/15/2025*	20,000	19,945
		354,305
Investment Companies — 0.1%
Ares Capital Corp.
3.88%, 01/15/2026	88,000	85,117
7.00%, 01/15/2027	5,000	5,144
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/2029	10,000	8,526
		98,787
Security Description	Shares or Principal Amount	Value

Iron/Steel — 0.1%
ArcelorMittal
7.00%, 10/15/2039	$ 37,000	$ 40,265
ATI, Inc.
4.88%, 10/01/2029	5,000	4,705
5.88%, 12/01/2027	30,000	29,539
7.25%, 08/15/2030	25,000	25,841
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/2029*	22,000	22,124
Commercial Metals Co.
4.38%, 03/15/2032	5,000	4,505
TMS International Corp.
6.25%, 04/15/2029*	35,000	31,946
United States Steel Corp.
6.65%, 06/01/2037	15,000	15,151
		174,076
Leisure Time — 0.1%
Brunswick Corp.
5.85%, 03/18/2029	25,000	25,272
Carnival Corp.
5.75%, 03/01/2027*	40,000	39,589
7.00%, 08/15/2029*	5,000	5,215
10.50%, 06/01/2030*	15,000	16,406
Carnival Holdings Bermuda, Ltd.
10.38%, 05/01/2028*	15,000	16,363
NCL Corp., Ltd.
7.75%, 02/15/2029*	15,000	15,574
8.13%, 01/15/2029*	10,000	10,582
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/2026*	5,000	4,825
5.50%, 08/31/2026*	10,000	9,910
6.25%, 03/15/2032*	5,000	5,040
7.25%, 01/15/2030*	15,000	15,585
9.25%, 01/15/2029*	35,000	37,540
Viking Cruises, Ltd.
7.00%, 02/15/2029*	10,000	10,043
9.13%, 07/15/2031*	25,000	27,340
		239,284
Lodging — 0.1%
Boyd Gaming Corp.
4.75%, 06/15/2031*	35,000	32,163
Full House Resorts, Inc.
8.25%, 02/15/2028*	35,000	33,447
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030	35,000	33,558
Station Casinos LLC
4.50%, 02/15/2028*	25,000	23,551
4.63%, 12/01/2031*	20,000	17,976
6.63%, 03/15/2032*	5,000	5,051
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 05/15/2025*	20,000	19,949
		165,695
Machinery-Construction & Mining — 0.0%
Oshkosh Corp.
3.10%, 03/01/2030	8,000	7,109
4.60%, 05/15/2028	40,000	39,235
Terex Corp.
5.00%, 05/15/2029*	15,000	14,161
		60,505

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Machinery-Diversified — 0.1%
Chart Industries, Inc.
7.50%, 01/01/2030*	$ 25,000	$ 25,961
9.50%, 01/01/2031*	10,000	10,890
Esab Corp.
6.25%, 04/15/2029*	5,000	5,023
Westinghouse Air Brake Technologies Corp.
5.61%, 03/11/2034	65,000	65,841
		107,715
Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031*	15,000	12,250
4.75%, 03/01/2030*	85,000	72,984
4.75%, 02/01/2032*	35,000	28,564
5.38%, 06/01/2029*	50,000	45,772
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	39,000	33,179
6.48%, 10/23/2045	40,000	37,073
Comcast Corp.
3.30%, 02/01/2027	38,000	36,460
4.00%, 11/01/2049	49,000	39,672
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5.88%, 08/15/2027*	25,000	23,651
DISH DBS Corp.
5.13%, 06/01/2029	20,000	8,342
5.25%, 12/01/2026*	10,000	7,874
5.88%, 11/15/2024	10,000	9,581
Gray Television, Inc.
5.38%, 11/15/2031*	25,000	16,393
iHeartCommunications, Inc.
8.38%, 05/01/2027	17,299	9,664
McGraw-Hill Education, Inc.
5.75%, 08/01/2028*	20,000	18,839
8.00%, 08/01/2029*	30,000	28,198
News Corp.
3.88%, 05/15/2029*	20,000	18,289
Nexstar Media, Inc.
4.75%, 11/01/2028*	15,000	13,667
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	25,000	20,845
4.00%, 07/15/2028*	15,000	13,723
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	10,000	11,161
Univision Communications, Inc.
8.00%, 08/15/2028*	25,000	25,469
Walt Disney Co.
4.75%, 09/15/2044	24,000	22,538
7.75%, 12/01/2045	3,000	3,901
		558,089
Metal Fabricate/Hardware — 0.0%
Roller Bearing Co. of America, Inc.
4.38%, 10/15/2029*	10,000	9,156
Mining — 0.1%
FMG Resources August 2006 Pty, Ltd.
6.13%, 04/15/2032*	20,000	19,774
Glencore Finance Canada, Ltd.
6.00%, 11/15/2041*	7,000	7,018
Glencore Funding LLC
2.50%, 09/01/2030*	30,000	25,467
5.63%, 04/04/2034*	50,000	50,134
Security Description	Shares or Principal Amount	Value

Mining (continued)
6.38%, 10/06/2030*	$ 35,000	$ 36,935
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	25,000	24,713
Novelis Corp.
3.88%, 08/15/2031*	15,000	12,885
4.75%, 01/30/2030*	15,000	13,839
		190,765
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	25,000	22,635
Oil & Gas — 0.4%
Antero Resources Corp.
7.63%, 02/01/2029*	8,000	8,216
Callon Petroleum Co.
7.50%, 06/15/2030*	40,000	42,300
8.00%, 08/01/2028*	20,000	20,899
Cenovus Energy, Inc.
6.75%, 11/15/2039	2,000	2,204
Chord Energy Corp.
6.38%, 06/01/2026*	25,000	25,104
Civitas Resources, Inc.
8.38%, 07/01/2028*	10,000	10,527
8.63%, 11/01/2030*	5,000	5,369
8.75%, 07/01/2031*	25,000	26,751
Comstock Resources, Inc.
5.88%, 01/15/2030*	20,000	18,112
6.75%, 03/01/2029*	15,000	14,305
Devon Energy Corp.
7.95%, 04/15/2032	20,000	23,212
Devon Financing Co. LLC
7.88%, 09/30/2031	10,000	11,470
Diamondback Energy, Inc.
6.25%, 03/15/2033	35,000	37,313
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/2028*	30,000	30,326
Endeavor Energy Resources LP/EER Finance, Inc.
5.75%, 01/30/2028*	45,000	45,365
Matador Resources Co.
6.50%, 04/15/2032*	15,000	15,018
Nabors Industries, Inc.
7.38%, 05/15/2027*	20,000	19,963
Occidental Petroleum Corp.
6.20%, 03/15/2040	55,000	56,437
7.50%, 05/01/2031	25,000	27,828
Ovintiv, Inc.
5.65%, 05/15/2028	14,000	14,231
6.25%, 07/15/2033	11,000	11,437
6.63%, 08/15/2037	5,000	5,220
7.38%, 11/01/2031	10,000	10,957
Permian Resources Operating LLC
5.38%, 01/15/2026*	35,000	34,597
6.88%, 04/01/2027*	30,000	30,011
Precision Drilling Corp.
6.88%, 01/15/2029*	15,000	14,972
7.13%, 01/15/2026*	18,000	18,019
Rockcliff Energy II LLC
5.50%, 10/15/2029*	35,000	32,754
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.
7.88%, 11/01/2028*	25,000	25,858
SM Energy Co.
6.50%, 07/15/2028	20,000	20,086

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
6.63%, 01/15/2027	$ 10,000	$ 9,991
6.75%, 09/15/2026	10,000	10,010
Southwestern Energy Co.
5.38%, 02/01/2029	45,000	43,705
5.38%, 03/15/2030	15,000	14,437
Transocean Aquila, Ltd.
8.00%, 09/30/2028*	5,000	5,132
Transocean Poseidon, Ltd.
6.88%, 02/01/2027*	13,500	13,515
Transocean Titan Financing, Ltd.
8.38%, 02/01/2028*	15,000	15,611
Transocean, Inc.
8.75%, 02/15/2030*	9,000	9,384
11.50%, 01/30/2027*	20,000	20,844
Viper Energy Partners LP
7.38%, 11/01/2031*	15,000	15,594
Viper Energy, Inc.
5.38%, 11/01/2027*	20,000	19,576
Vital Energy, Inc.
7.75%, 07/31/2029*	5,000	5,041
7.88%, 04/15/2032*	10,000	10,159
		851,860
Oil & Gas Services — 0.0%
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/2027	10,000	10,024
7.13%, 03/15/2029*	10,000	10,124
		20,148
Packaging & Containers — 0.1%
Berry Global, Inc.
1.57%, 01/15/2026	32,000	29,913
1.65%, 01/15/2027	56,000	50,837
4.88%, 07/15/2026*	2,000	1,960
Crown Cork & Seal Co., Inc.
7.38%, 12/15/2026	25,000	26,228
Graphic Packaging International LLC
3.50%, 03/01/2029*	10,000	8,993
3.75%, 02/01/2030*	10,000	8,893
Intelligent Packaging Holdco Issuer LP
9.00%, 01/15/2026*(3)	20,000	18,859
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co.-Issuer LLC
6.00%, 09/15/2028*	20,000	18,968
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026*	20,000	20,375
9.25%, 04/15/2027*	25,000	24,801
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031*	30,000	30,555
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.
4.38%, 10/15/2028*	15,000	13,993
WestRock MWV LLC
7.95%, 02/15/2031	1,000	1,142
8.20%, 01/15/2030	24,000	27,409
		282,926
Pharmaceuticals — 0.3%
1375209 BC, Ltd.
9.00%, 01/30/2028*	1,000	980
AbbVie, Inc.
4.95%, 03/15/2031	50,000	50,357
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
5.05%, 03/15/2034	$ 14,000	$ 14,174
5.40%, 03/15/2054	36,000	37,055
Bausch Health Cos., Inc.
4.88%, 06/01/2028*	20,000	10,914
6.13%, 02/01/2027*	15,000	9,346
Becton Dickinson & Co.
3.70%, 06/06/2027	32,000	30,744
Bristol-Myers Squibb Co.
4.90%, 02/22/2029	11,000	11,046
5.20%, 02/22/2034	79,000	80,211
Elanco Animal Health, Inc.
6.65%, 08/28/2028	15,000	15,210
Eli Lilly & Co.
4.88%, 02/27/2053	20,000	19,531
Owens & Minor, Inc.
6.63%, 04/01/2030*	20,000	19,850
Pfizer Investment Enterprises Pte., Ltd.
4.75%, 05/19/2033	46,000	45,291
5.30%, 05/19/2053	32,000	31,815
Teva Pharmaceutical Finance Netherlands III BV
5.13%, 05/09/2029	200,000	192,196
Wyeth LLC
5.95%, 04/01/2037	10,000	10,803
Zoetis, Inc.
2.00%, 05/15/2030	20,000	16,852
		596,375
Pipelines — 0.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
7.88%, 05/15/2026*	10,000	10,209
Cheniere Energy Partners LP
3.25%, 01/31/2032	39,000	33,222
4.50%, 10/01/2029	55,000	52,346
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	25,000	25,649
6.54%, 11/15/2053*	25,000	27,086
El Paso Natural Gas Co. LLC
8.38%, 06/15/2032	26,000	29,894
Enbridge, Inc.
4.25%, 12/01/2026	11,000	10,778
Energy Transfer LP
6.63%, 02/15/2028(2)	80,000	74,712
Energy Transfer Operating LP
6.50%, 02/01/2042	2,000	2,121
Enterprise Products Operating LLC
2.80%, 01/31/2030	64,000	57,363
4.25%, 02/15/2048	17,000	14,548
Global Partners LP/GLP Finance Corp.
8.25%, 01/15/2032*	20,000	20,741
Hess Midstream Operations LP
4.25%, 02/15/2030*	10,000	9,189
5.13%, 06/15/2028*	10,000	9,677
5.50%, 10/15/2030*	10,000	9,690
5.63%, 02/15/2026*	25,000	24,800
Kinder Morgan Energy Partners LP
5.40%, 09/01/2044	6,000	5,579
Kinder Morgan, Inc.
7.75%, 01/15/2032	15,000	17,023
Kinetik Holdings LP
5.88%, 06/15/2030*	25,000	24,453
ONEOK, Inc.
6.10%, 11/15/2032	50,000	52,385

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/2028*	$ 15,000	$ 14,452
6.00%, 12/31/2030*	15,000	14,249
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/2031	45,000	43,078
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029*	15,000	13,502
6.25%, 01/15/2030*	5,000	5,030
Venture Global LNG, Inc.
8.13%, 06/01/2028*	10,000	10,202
8.38%, 06/01/2031*	30,000	30,938
9.50%, 02/01/2029*	20,000	21,557
9.88%, 02/01/2032*	20,000	21,555
		686,028
Private Equity — 0.0%
KKR Group Finance Co. VI LLC
3.75%, 07/01/2029*	31,000	28,928
Real Estate — 0.0%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.
7.00%, 04/15/2030*	16,000	14,247
REITS — 0.3%
American Tower Corp.
2.90%, 01/15/2030	40,000	35,170
3.13%, 01/15/2027	82,000	77,531
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	40,000	33,603
Crown Castle, Inc.
3.80%, 02/15/2028	33,000	31,242
4.75%, 05/15/2047	5,000	4,284
Crown Castle, Inc.
3.65%, 09/01/2027	16,000	15,167
EPR Properties
4.50%, 06/01/2027	11,000	10,465
Equinix, Inc.
3.20%, 11/18/2029	58,000	51,923
Extra Space Storage LP
5.90%, 01/15/2031	60,000	62,076
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	21,000	17,678
6.75%, 12/01/2033	35,000	36,888
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	25,000	23,390
4.75%, 06/15/2029*	15,000	13,636
5.25%, 10/01/2025*	5,000	4,911
Prologis LP
2.25%, 04/15/2030	12,000	10,401
5.00%, 03/15/2034	40,000	39,763
RHP Hotel Properties LP/RHP Finance Corp.
6.50%, 04/01/2032*	15,000	15,051
7.25%, 07/15/2028*	10,000	10,298
VICI Properties LP
4.75%, 02/15/2028	28,000	27,306
5.75%, 04/01/2034	40,000	39,623
VICI Properties LP/VICI Note Co., Inc.
3.75%, 02/15/2027*	12,000	11,373
Security Description	Shares or Principal Amount	Value

REITS (continued)
Weyerhaeuser Co.
7.38%, 03/15/2032	$ 6,000	$ 6,816
		578,595
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc.
4.00%, 10/15/2030*	25,000	22,275
Alimentation Couche-Tard, Inc.
2.95%, 01/25/2030*	36,000	32,416
3.55%, 07/26/2027*	32,000	30,563
Bath & Body Works, Inc.
6.63%, 10/01/2030*	30,000	30,645
6.75%, 07/01/2036	10,000	10,100
7.50%, 06/15/2029	15,000	15,546
BCPE Ulysses Intermediate, Inc.
7.75%, 04/01/2027*(3)	15,000	14,850
Beacon Roofing Supply, Inc.
4.13%, 05/15/2029*	10,000	9,070
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.75%, 01/15/2030*	30,000	26,937
FirstCash, Inc.
6.88%, 03/01/2032*	30,000	29,986
IRB Holding Corp.
7.00%, 06/15/2025*	10,000	10,000
LBM Acquisition LLC
6.25%, 01/15/2029*	25,000	23,439
McDonald's Corp.
6.30%, 10/15/2037	25,000	27,442
Michaels Cos., Inc.
7.88%, 05/01/2029*	10,000	7,502
Victoria's Secret & Co.
4.63%, 07/15/2029*	30,000	24,615
White Cap Buyer LLC
6.88%, 10/15/2028*	45,000	44,138
White Cap Parent LLC
8.25%, 03/15/2026*(3)	10,000	9,990
		369,514
Semiconductors — 0.1%
Broadcom, Inc.
3.19%, 11/15/2036*	43,000	34,221
4.93%, 05/15/2037*	103,000	97,754
Marvell Technology, Inc.
5.75%, 02/15/2029	35,000	35,823
5.95%, 09/15/2033	35,000	36,271
Micron Technology, Inc.
5.30%, 01/15/2031	5,000	5,029
5.88%, 09/15/2033	65,000	67,390
		276,488
Software — 0.3%
AthenaHealth Group, Inc.
6.50%, 02/15/2030*	30,000	27,438
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029*	10,000	10,208
Cloud Software Group, Inc.
6.50%, 03/31/2029*	75,000	71,172
9.00%, 09/30/2029*	30,000	28,773
MSCI, Inc.
3.63%, 09/01/2030*	65,000	57,693
Oracle Corp.
2.95%, 04/01/2030	15,000	13,348
3.65%, 03/25/2041	73,000	57,319

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
3.95%, 03/25/2051	$ 13,000	$ 9,905
RingCentral, Inc.
8.50%, 08/15/2030*	25,000	25,993
Rocket Software, Inc.
6.50%, 02/15/2029*	45,000	38,546
salesforce.com, Inc.
2.90%, 07/15/2051	43,000	29,005
3.05%, 07/15/2061	23,000	15,001
ServiceNow, Inc.
1.40%, 09/01/2030	41,000	33,173
Twilio, Inc.
3.63%, 03/15/2029	25,000	22,486
3.88%, 03/15/2031	30,000	26,190
UKG, Inc.
6.88%, 02/01/2031*	30,000	30,562
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%, 02/01/2029*	50,000	45,009
		541,821
Telecommunications — 0.3%
AT&T, Inc.
2.30%, 06/01/2027	71,000	65,445
2.55%, 12/01/2033	56,000	44,855
4.35%, 03/01/2029	48,000	46,764
4.75%, 05/15/2046	5,000	4,478
Cisco Systems, Inc.
5.30%, 02/26/2054	33,000	33,874
CommScope Technologies LLC
6.00%, 06/15/2025*	8,000	6,958
CommScope, Inc.
6.00%, 03/01/2026*	10,000	9,150
Embarq Corp.
8.00%, 06/01/2036	20,000	10,870
Frontier Communications Holdings LLC
5.88%, 10/15/2027*	30,000	29,044
8.75%, 05/15/2030*	15,000	15,348
Level 3 Financing, Inc.
4.25%, 07/01/2028*	5,000	2,350
10.50%, 05/15/2030*	16,000	16,360
Motorola Solutions, Inc.
5.40%, 04/15/2034	25,000	24,951
Rogers Communications, Inc.
3.80%, 03/15/2032	28,000	25,163
5.00%, 02/15/2029	50,000	49,653
Sprint Capital Corp.
6.88%, 11/15/2028	46,000	49,019
T-Mobile USA, Inc.
2.88%, 02/15/2031	10,000	8,684
3.38%, 04/15/2029	35,000	32,369
3.75%, 04/15/2027	15,000	14,447
3.88%, 04/15/2030	7,000	6,557
5.05%, 07/15/2033	60,000	59,349
5.75%, 01/15/2054	10,000	10,355
Verizon Communications, Inc.
2.10%, 03/22/2028	12,000	10,803
3.70%, 03/22/2061	39,000	28,516
4.33%, 09/21/2028	91,000	88,975
Viasat, Inc.
7.50%, 05/30/2031*	20,000	14,492
		708,829
Security Description	Shares or Principal Amount	Value

Toys/Games/Hobbies — 0.0%
Mattel, Inc.
3.38%, 04/01/2026*	$ 5,000	$ 4,782
Transportation — 0.0%
Watco Cos. LLC/Watco Finance Corp.
6.50%, 06/15/2027*	50,000	49,421
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.40%, 11/15/2026*	11,000	10,464
4.40%, 07/01/2027*	91,000	88,580
		99,044
Total Corporate Bonds & Notes (cost $16,079,103)		15,581,236
CONVERTIBLE BONDS & NOTES — 0.0%
Oil & Gas — 0.0%
Nabors Industries, Inc.
1.75%, 06/15/2029	10,000	7,525
Real Estate — 0.0%
Realogy Group LLC/Realogy Co.-Issuer Corp.
0.25%, 06/15/2026	17,000	13,473
Total Convertible Bonds & Notes (cost $23,677)		20,998
LOANS(4)(5)(6) — 0.3%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc. FRS
9.44%, (TSFR1M+4.00%), 08/23/2028	5,853	5,841
Airlines — 0.1%
Aadvantage Loyalty LP, Ltd. FRS
10.33%, (TSFR3M+4.75%), 04/20/2028	37,305	38,716
United Airlines Holdings, Inc. FRS
8.08%, (TSFR1M+2.75%), 02/24/2031	20,000	19,991
		58,707
Building - Maintenance & Service — 0.0%
TK Elevator US Newco, Inc. FRS
8.79%, (TSFR1M+3.50%), 04/15/2030	28,171	28,247
Building Materials — 0.0%
CP Atlas Buyer, Inc. FRS
9.18%, (TSFR1M+3.75%), 11/23/2027	20,372	20,101
Casino Hotels — 0.0%
Station Casinos LLC FRS
7.58%, (TSFR1M+2.25%), 03/14/2031	10,000	9,980
Chemicals — 0.1%
Herens US Holdco Corp. FRS
9.33%, (TSFR3M+3.93%), 07/03/2028	10,000	9,384
LSF11 A5 HoldCo LLC BTL-B FRS
9.68%, (TSFR1M+4.25%), 10/16/2028	4,963	4,966
Nouryon Finance BV BTL-B FRS
9.42%, (TSFR1M+4.00%), 04/03/2028	21,383	21,415
Starfruit Finco B.V. BTL-B FRS
9.42%, (TSFR1M+4.00%), 04/03/2028	9,925	9,937
Vibrantz Technologies, Inc. FRS
9.71%, (TSFR3M+4.25%), 04/23/2029	14,962	14,794
WR Grace Holdings LLC FRS
9.32%, (TSFR3M+3.75%), 09/22/2028	4,987	4,990
		65,486

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
LOANS (continued)
Commercial Services — 0.0%
Hertz Corp. FRS
9.08%, (TSFR1M+3.75%), 06/30/2028	$ 9,975	$ 9,659
Neptune Bidco US, Inc. BTL-B FRS
10.42%, (TSFR1M+5.00%), 04/11/2029	24,888	22,949
PECF USS Intermediate Holding III BTL-B FRS
9.82%, (TSFR1M+4.25%), 12/15/2028	19,488	14,762
		47,370
Engineering & Construction — 0.0%
VM Consolidated, Inc. FRS
8.08%, (TSFR1M+2.75%), 03/27/2028	21,483	21,557
Entertainment — 0.0%
Scientific Games Holdings LP FRS
8.58%, (TSFR3M+3.25%), 04/04/2029	9,975	9,968
Environmental Control — 0.0%
GFL Enviromental, Inc. FRS
7.82%, (TSFR1M+2.50%), 05/28/2027	7,010	7,033
Madison IAQ LLC BTL FRS
8.69%, (TSFR1M+3.25%), 06/21/2028	9,873	9,849
Robertshaw US Holding Corp. BTL-B FRS
13.31%, (TSFR3M+8.00%), 02/27/2027(7)	5,000	100
		16,982
Healthcare-Products — 0.0%
Bausch & Lomb Corp. FRS
8.68%, (TSFR1M+3.25%), 05/10/2027	14,962	14,785
Medline Borrower LP FRS
8.20%, (TSFR1M+2.75%), 10/23/2028	14,086	14,128
		28,913
Home Furnishings — 0.0%
Mattress Firm, Inc. BTL-B FRS
9.81%, (TSFR3M+4.25%), 09/25/2028	14,803	14,814
Insurance — 0.0%
HUB International, Ltd. FRS
8.57%, (TSFR1M+3.25%), 06/20/2030	4,331	4,331
Lodging — 0.0%
Fertitta Entertainment LLC FRS
9.08%, (TSFR1M+3.75%), 01/29/2029	14,962	14,992
Machinery-Construction & Mining — 0.0%
Vertiv Group Corp. FRS
7.94%, (TSFR1M+2.50%), 03/02/2027	28,593	28,598
Media — 0.0%
Directv Financing LLC FRS
10.69%, (TSFR1M+5.25%), 08/02/2029	5,316	5,303
iHeartCommunications, Inc. FRS
8.69%, (TSFR1M+3.25%), 05/01/2026	13,374	11,556
		16,859
Packaging & Containers — 0.0%
Klockner Pentaplast of America, Inc. BTL-B FRS
10.27%, (TSFR6M+4.73%), 02/09/2026	14,687	13,666
Pipelines — 0.0%
CQP Holdco LP FRS
8.30%, (TSFR3M+3.00%), 12/31/2030	17,686	17,738
Retail — 0.1%
IRB Holding Corp. FRS
8.08%, (TSFR1M+2.75%), 12/15/2027	14,787	14,782
Security Description	Shares or Principal Amount	Value

Retail (continued)
LBM Acquisition LLC FRS
9.18%, (TSFR1M+3.75%), 12/20/2027	$ 9,974	$ 9,942
Michaels Cos., Inc. BTL-B FRS
9.82%, (TSFR3M+4.25%), 04/15/2028	9,886	8,823
PetSmart, Inc. BTL-B FRS
9.18%, (TSFR1M+3.75%), 02/12/2028	24,508	24,412
White Cap Buyer LLC BTL-B FRS
9.08%, (TSFR1M+3.75%), 10/19/2027	14,516	14,554
		72,513
Software — 0.0%
Ascend Learning LLC FRS
11.18%, (TSFR1M+5.75%), 12/10/2029	10,000	9,800
Boxer Parent Co., Inc. FRS
9.58%, (TSFR1M+4.25%), 12/29/2028	4,987	5,013
Genesys Cloud Services Holdings II LLC FRS
8.83%, (TSFR1M+3.50%), 12/01/2027	14,550	14,577
TIBCO Software, Inc. BTL-B FRS
9.91%, (TSFR1M+4.50%), 03/29/2029	4,950	4,920
UKG, Inc. FRS
10.68%, (TSFR3M+5.25%), 05/03/2027	6,552	6,574
		40,884
Special Purpose Entity — 0.0%
Connect Finco SARL FRS
9.83%, (TSFR1M+4.50%), 09/13/2029	15,000	14,741
Total Loans (cost $560,513)		552,288
ASSET BACKED SECURITIES — 0.2%
Credit Card Receivables — 0.1%
Capital One Multi-Asset Execution Trust
Series 2022-A2, Class A 3.49%, 05/15/2027	122,000	119,553
Other Asset Backed Securities — 0.1%
BDS, Ltd. FRS
Series 2021-FL8, Class A 6.36%, (TSFR1M+1.03%), 01/18/2036*	66,401	66,151
JPMorgan Mtg. Trust FRS
Series 2023-HE3, Class A1 6.92%, (SOFR30A+1.60%), 05/25/2054*	68,041	68,472
Ready Capital Mtg. Financing LLC FRS
Series 2022-FL8, Class A 6.97%, (TSFR3M+1.65%), 01/25/2037*	39,110	38,963
Series 2022-FL8, Class AS 7.42%, (TSFR1M+2.10%), 01/25/2037*	38,000	37,764
Towd Point Mtg. Trust FRS
Series 2018-SL1, Class A 6.04%, (TSFR6M+0.71%), 01/25/2046*	597	597
		211,947
Total Asset Backed Securities (cost $328,942)		331,500
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.8%
Commercial and Residential — 1.6%
AREIT Trust FRS
Series 2021-CRE5, Class A 6.52%, (TSFR1M+1.19%), 11/17/2038*	63,778	63,340
Banc of America Commercial Mtg.Trust VRS
Series 2015-UBS7, Class AS 3.99%, 09/15/2048(8)	47,000	45,328

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Barclays Commercial Mtg. Trust
Series 2019-C3, Class C 4.18%, 05/15/2052	$ 27,000	$ 22,391
CD Mtg. Trust
Series 2018-CD7, Class A4 4.28%, 08/15/2051	35,000	33,148
CD Mtg. Trust VRS
Series 2016-CD1, Class XA 1.36%, 08/10/2049(8)(9)	232,315	4,986
Series 2017-CD6, Class C 4.23%, 11/13/2050(8)	57,000	46,484
Citigroup Commercial Mtg. Trust
Series 2016-C3, Class A4 3.15%, 11/15/2049	57,000	53,539
Citigroup Commercial Mtg. Trust VRS
Series 2016-P6, Class A5 3.72%, 12/10/2049(8)	38,000	35,634
Series 2015-P1, Class B 4.32%, 09/15/2048(8)	66,000	63,212
Series 2015-P1, Class C 4.37%, 09/15/2048(8)	62,000	57,892
Series 2014-GC21, Class C 4.78%, 05/10/2047(8)	43,000	37,087
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2005-2, Class 1A2A 5.99%, 05/25/2035(8)	4,262	4,122
Commercial Mtg. Trust
Series 2014-UBS4, Class AM 3.97%, 08/10/2047	55,000	50,869
Commercial Mtg. Trust VRS
Series 2014-UBS6, Class XA 0.81%, 12/10/2047(8)(9)	295,225	550
Series 2014-CR20, Class XA 0.92%, 11/10/2047(8)(9)	771,210	779
Series 2014-UBS4, Class XA 1.05%, 08/10/2047(8)(9)	808,397	80
Series 2015-CR22, Class AM 3.60%, 03/10/2048(8)	30,000	28,602
Series 2013-CR6, Class D 3.86%, 03/10/2046*(8)	36,000	27,910
Series 2014-CR15, Class B 3.96%, 02/10/2047(8)	37,466	36,173
Series 2015-CR23, Class C 4.28%, 05/10/2048(8)	59,000	55,212
Series 2015-LC21, Class B 4.32%, 07/10/2048(8)	127,000	122,151
Series 2014-UBS6, Class C 4.43%, 12/10/2047(8)	18,000	15,994
Series 2014-CR17, Class C 4.72%, 05/10/2047(8)	68,000	62,451
Connecticut Avenue Securities Trust FRS
Series 2021-R02, Class 2M1 6.22%, (SOFR30A+0.90%), 11/25/2041*	3,465	3,463
Series 2022-R01, Class 1M1 6.32%, (SOFR30A+1.00%), 12/25/2041*	4,340	4,340
Series 2022-R01, Class 1M2 7.22%, (SOFR30A+1.90%), 12/25/2041*	15,000	15,104
Series 2022-R05, Class 2M1 7.22%, (SOFR30A+1.90%), 04/25/2042*	8,568	8,622
Series 2022-R04, Class 1M1 7.32%, (SOFR30A+2.00%), 03/25/2042*	37,840	38,284
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2022-R03, Class 1M1 7.42%, (SOFR30A+2.10%), 03/25/2042*	$ 61,301	$ 62,180
Series 2020-R01, Class 1M2 7.48%, (SOFR30A+2.16%), 01/25/2040*	4,601	4,661
Series 2019-HRP1, Class M2 7.58%, (SOFR30A+2.26%), 11/25/2039*	3,862	3,891
Series 2018-C05, Class 1M2 7.78%, (SOFR30A+2.46%), 01/25/2031	19,218	19,674
Series 2022-R09, Class 2M1 7.82%, (SOFR30A+2.50%), 09/25/2042*	7,122	7,239
Series 2022-R08, Class 1M1 7.87%, (TSFR1M+2.55%), 07/25/2042*	12,263	12,587
Series 2019-R01, Class 2M2 7.88%, (SOFR30A+2.56%), 07/25/2031*	2,959	2,967
Series 2022-R06, Class 1M1 8.07%, (SOFR30A+2.75%), 05/25/2042*	19,163	19,666
Series 2017-C06, Class 1M2B 8.08%, (SOFR30A+2.76%), 02/25/2030	5,457	5,519
Series 2022-R07, Class 1M1 8.27%, (SOFR30A+2.95%), 06/25/2042*	25,638	26,343
Series 2017-C01, Class 1M2 8.98%, (SOFR30A+3.66%), 07/25/2029	77,241	80,041
Series 2017-C02, Class 2M2C 9.08%, (SOFR30A+3.76%), 09/25/2029	16,000	16,846
Series 2016-C04, Class 1M2 9.68%, (SOFR30A+4.36%), 01/25/2029	71,795	74,840
Series 2016-C07, Class 2M2 9.78%, (SOFR30A+4.46%), 05/25/2029	54,026	56,849
Series 2016-C05, Class 2M2 9.88%, (SOFR30A+4.56%), 01/25/2029	68,476	71,430
Series 2015-C04, Class 1M2 11.13%, (SOFR30A+5.81%), 04/25/2028	12,178	12,863
Series 2016-C03, Class 2M2 11.33%, (SOFR30A+6.01%), 10/25/2028	1,558	1,647
Series 2016-C02, Class 1M2 11.43%, (SOFR30A+6.11%), 09/25/2028	24,882	25,877
Series 2016-C01, Class 1M2 12.18%, (SOFR30A+6.86%), 08/25/2028	6,296	6,681
Series 2016-C01, Class 2M2 12.38%, (SOFR30A+7.06%), 08/25/2028	10,750	11,206
Credit Suisse Mtg. Capital Certs. VRS
Series 2006-C4, Class AX 0.86%, 09/15/2039*(8)(9)	71	0
CSAIL Commercial Mtg. Trust
Series 2019-C17, Class AS 3.28%, 09/15/2052	82,000	71,190
Series 2016-C6, Class AS 3.35%, 01/15/2049	43,000	39,442
Series 2017-CX10, Class A3 3.40%, 11/15/2050	39,204	38,546
CSAIL Commercial Mtg. Trust VRS
Series 2015-C1, Class XA 0.80%, 04/15/2050(8)(9)	876,228	2,305
Series 2015-C1, Class AS 3.79%, 04/15/2050(8)	53,000	51,592
Series 2016-C7, Class AS 3.96%, 11/15/2049(8)	64,000	59,970
Series 2015-C1, Class C 4.25%, 04/15/2050(8)	81,000	70,176
CSMC Trust VRS
Series 2016-NXSR, Class AS 4.05%, 12/15/2049(8)	54,000	49,566

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
DBUBS Mtg. Trust VRS
Series 2011-LC3A, Class D 5.32%, 08/10/2044*(8)	$ 94,380	$ 85,931
Federal Home Loan Mtg. Corp Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA6, Class M1A 7.47%, (SOFR30A+2.15%), 09/25/2042*	8,305	8,409
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-HQA3, Class M1A 7.62%, (SOFR30A+2.30%), 08/25/2042*	26,100	26,655
GS Mtg. Securities Trust
Series 2014-GC26, Class AS 3.96%, 11/10/2047	32,000	30,511
GS Mtg. Securities Trust VRS
Series 2020-GC47, Class C 3.45%, 05/12/2053(8)	47,000	36,869
JPMBB Commercial Mtg. Securities Trust VRS
Series 2013-C12, Class C 3.96%, 07/15/2045(8)	32,863	30,249
Series 2014-C19, Class B 4.39%, 04/15/2047(8)	75,000	74,182
Series 2014-C23, Class B 4.48%, 09/15/2047(8)	73,000	71,532
Series 2014-C19, Class C 4.66%, 04/15/2047(8)	12,000	11,754
JPMDB Commercial Mtg. Securities Trust VRS
Series 2018-C8, Class C 4.76%, 06/15/2051(8)	43,000	37,022
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2013-LC11, Class AS 3.22%, 04/15/2046	18,264	16,831
JPMorgan Chase Commercial Mtg. Securities Trust VRS
Series 2014-C20, Class B 4.40%, 07/15/2047(8)	80,000	75,518
Series 2012-C6, Class D 4.96%, 05/15/2045(8)	36,476	34,949
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C17, Class XA 0.87%, 08/15/2047(8)(9)	129,914	11
Series 2015-C22, Class B 3.88%, 04/15/2048(8)	45,000	42,811
Series 2013-C10, Class AS 3.94%, 07/15/2046(8)	2,214	2,121
Series 2016-C32, Class AS 3.99%, 12/15/2049(8)	91,000	85,170
Series 2014-C16, Class B 4.35%, 06/15/2047(8)	32,000	30,082
Series 2014-C17, Class C 4.41%, 08/15/2047(8)	85,000	81,962
Series 2012-C5, Class E 4.60%, 08/15/2045*(8)	67,000	61,281
Series 2013-C12, Class C 6.05%, 10/15/2046(8)	55,000	50,726
Morgan Stanley Capital I Trust VRS
Series 2016-BNK2, Class C 3.88%, 11/15/2049(8)	15,000	11,278
Ready Capital Mtg. Financing LLC FRS
Series 2021-FL7, Class A 6.64%, (TSFR3M+1.31%), 11/25/2036*	63,623	63,066
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Shelter Growth CRE Issuer, Ltd. FRS
Series 2021-FL3, Class A 6.52%, (TSFR1M+1.19%), 09/15/2036*	$ 45,215	$ 45,131
UBS Commercial Mtg. Trust
Series 2017-C1, Class A4 3.46%, 06/15/2050	67,000	62,578
Verus Securitization Trust VRS
Series 2020-INV1, Class A1 1.98%, 03/25/2060*(8)	1,790	1,778
Wells Fargo Commercial Mtg. Trust
Series 2016-BNK1, Class AS 2.81%, 08/15/2049	83,000	75,357
Series 2016-NXS6, Class A4 2.92%, 11/15/2049	23,000	21,705
Series 2017-RC1, Class AS 3.84%, 01/15/2060	28,000	26,472
Series 2017-C39, Class B 4.03%, 09/15/2050	39,000	35,875
Series 2015-C31, Class AS 4.05%, 11/15/2048	63,000	60,743
Series 2019-C50, Class B 4.19%, 05/15/2052	50,000	46,202
Series 2019-C49, Class B 4.55%, 03/15/2052	47,000	44,167
Wells Fargo Commercial Mtg. Trust VRS
Series 2020-C57, Class C 4.02%, 08/15/2053(8)	44,000	38,355
Series 2015-LC20, Class C 4.06%, 04/15/2050(8)	59,000	55,279
WF-RBS Commercial Mtg. Trust VRS
Series 2013-C11, Class B 3.71%, 03/15/2045(8)	30,356	28,170
Series 2012-C10, Class C 4.33%, 12/15/2045(8)	18,000	13,930
Series 2012-C9, Class D 4.56%, 11/15/2045*(8)	1,897	1,849
Series 2011-C3, Class D 5.85%, 03/15/2044*(8)	8,560	2,384
		3,372,436
U.S. Government Agency — 0.2%
Federal Home Loan Mtg. Corp. REMIC FRS
3.56%, (-3.00*SOFR30A+19.52%), 03/15/2035(10)	8,113	8,238
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Debt Notes FRS
Series 2021-DNA2, Class M2 7.62%, (SOFR30A+2.30%), 08/25/2033*	61,832	63,055
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA1, Class M1A 6.32%, (SOFR30A+1.00%), 01/25/2042*	19,596	19,593
Series 2022-DNA2, Class M1A 6.62%, (SOFR30A+1.30%), 02/25/2042*	52,782	52,906
Series 2021-DNA5, Class M2 6.97%, (TSFR1M+1.65%), 01/25/2034*	9,927	9,962
Series 2021-DNA7, Class M2 7.12%, (SOFR30A+1.80%), 11/25/2041*	14,000	14,080
Series 2022-DNA1, Class M1B 7.17%, (SOFR30A+1.85%), 01/25/2042*	21,000	21,108
Series 2023-HQA3, Class A1 7.17%, (SOFR30A+1.85%), 11/25/2043*	14,728	14,898
Series 2022-DNA3, Class M1A 7.32%, (SOFR30A+2.00%), 04/25/2042*	12,268	12,427

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2023-HQA2, Class M1A 7.32%, (SOFR30A+2.00%), 06/25/2043*	$ 11,435	$ 11,518
Series 2022-DNA4, Class M1A 7.52%, (SOFR30A+2.20%), 05/25/2042*	34,535	35,139
Series 2022-HQA2, Class M1A 7.97%, (SOFR30A+2.65%), 07/25/2042*	19,338	19,858
Series 2022-DNA5, Class M1A 8.27%, (TSFR1M+2.95%), 06/25/2042*	88,442	90,763
Government National Mtg. Assoc. REMIC VRS
Series 2021-189, Class IO 0.88%, 06/16/2061(8)(9)	761,476	50,217
		423,762
Total Collateralized Mortgage Obligations (cost $3,971,004)		3,796,198
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 6.2%
U.S. Government — 2.3%
United States Treasury Bonds
1.88%, 02/15/2051	490,000	295,187
2.75%, 08/15/2042(11)(12)	1,790,000	1,404,661
3.00%, 02/15/2049	170,000	132,540
3.63%, 02/15/2053	390,000	342,469
United States Treasury Notes
1.13%, 02/28/2025	90,000	86,844
1.50%, 02/15/2030	260,000	223,529
1.63%, 02/15/2026 to 05/15/2031	2,010,000	1,883,738
2.75%, 08/15/2032	460,000	412,581
		4,781,549
U.S. Government Agency — 3.9%
Federal Home Loan Mtg. Corp.
2.50%, 01/01/2052	993,753	833,622
5.50%, 06/01/2035	1,068	1,091
7.50%, 10/01/2029	760	766
Federal National Mtg. Assoc.
2.00%, 09/01/2050	997,785	794,201
3.00%, 09/01/2046 to 10/01/2046	224,453	196,698
3.50%, 01/01/2047	19,247	17,549
6.00%, 06/01/2036	342	349
6.50%, 06/01/2036 to 11/01/2036	25,654	26,598
7.00%, 06/01/2033 to 04/01/2035	3,084	3,180
7.50%, 04/01/2024	2	2
Government National Mtg. Assoc.
3.00%, April 30 TBA	1,000,000	881,774
3.50%, April 30 TBA	1,000,000	909,877
4.00%, April 30 TBA	1,000,000	935,689
6.00%, 11/20/2053	24,867	25,426
6.50%, 08/20/2037 to 09/20/2037	6,131	6,531
Uniform Mtg. Backed Securities
2.50%, April 30 TBA	2,000,000	1,652,921
3.00%, April 30 TBA	1,000,000	860,211
3.50%, April 30 TBA	1,000,000	894,877
		8,041,362
Total U.S. Government & Agency Obligations (cost $13,385,631)		12,822,911
MUNICIPAL SECURITIES — 0.0%
North Texas Tollway Authority Revenue Bonds
6.72%, 01/01/2049	25,000	29,521
Security Description	Shares or Principal Amount	Value

Ohio State University Revenue Bonds
4.91%, 06/01/2040	$ 15,000	$ 14,786
State of California General Obligation Bonds
7.50%, 04/01/2034	30,000	35,264
Total Municipal Securities (cost $70,136)		79,571
UNAFFILIATED INVESTMENT COMPANIES — 0.2%
iShares Core MSCI Emerging Markets ETF	4,766	245,925
SPDR S&P 500 Trust ETF	310	162,152
SPDR S&P MidCap 400 Trust ETF	41	22,812
Total Unaffiliated Investment Companies (cost $414,436)		430,889
ESCROWS AND LITIGATION TRUSTS — 0.0%
Seventy Seven Energy, Inc. 6.63%, 11/15/2019(1) (cost $4)	20,000	2
PURCHASED OPTIONS† — 0.1%
Purchased Options - Puts — 0.1%
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/21/2024; Strike Price: $4,500.00; Counterparty: Citibank, N.A.)	1,262	13,963
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/20/2024; Strike Price: $4,500.00; Counterparty: Citibank, N.A.)	1,262	77,609
Total Purchased Options (cost $513,760)		91,572
Total Long-Term Investment Securities (cost $157,674,814)		203,969,875
SHORT-TERM INVESTMENTS — 2.4%
Commercial Paper — 0.7%
Atlantic Asset Security LLC 5.33%, 05/03/2024*	1,000,000	994,610
Fairway Finance Corp. 5.35%, 04/10/2024*	250,000	249,518
Sheffield Receivable Trust 5.34%, 04/15/2024*	250,000	249,326
		1,493,454
U.S. Government Agency — 1.7%
Federal Home Loan Bank
5.15%, 04/01/2024	3,524,000	3,521,972
Total Short-Term Investments (cost $5,018,409)		5,015,426

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 2.4%
Agreement with Bank of America Securities LLC, bearing interest at 5.32% dated 03/28/2024, to be repurchased 04/01/2024 in the amount of $5,002,956 and collateralized by $5,383,000 of United States Treasury Notes, bearing interest at 2.88% due 08/15/2028 and having an approximate value of $5,114,465 (cost $5,000,000)	$5,000,000	$ 5,000,000
TOTAL INVESTMENTS (cost $167,693,223)(13)	103.4%	213,985,301
Other assets less liabilities	(3.4)	(6,998,485)
NET ASSETS	100.0%	$206,986,816
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Putnam Asset Allocation Diversified Growth Portfolio has no right to demand registration of these securities. At March 31, 2024, the aggregate value of these securities was $9,983,181 representing 4.8% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(4)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(5)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. The rate shown represents the rate at the end of the period. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(6)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(7)	Security in default of interest.
(8)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(9)	Interest Only
(10)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at March 31, 2024.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(13)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
BTL—Bank Term Loan
CVR—Contingent Value Rights
ETF—Exchange Traded Fund
FRS—Floating Rate Security
LSE—London Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSFR6M—Term Secured Overnight Financing Rate 6 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at March 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Equity Swaps
Counterparty	Pay/ Recieve	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America, N.A.	Pay	Alinma Bank AB	1-Month SOFR + 1.000%	Monthly	06/23/2025	$115,966	$—	$(267)	$(267)
SOFR—Secured Overnight Financing Rate
Written Options on Securities
Counterparty (OTC)/Exchange-Traded	Name of Issuer	Strike price	Expiration date	Number of contracts	Notional amount	Premiums	Value	Unrealized Appreciation (Depreciation)
Puts
Citibank, N.A.	Put option on the S&P 500 Index	3,500.00	12/20/2024	(1,262)	$1,262	$92,442	$23,946	$68,496

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	E-Mini Russell 2000 Index	June 2024	$ 107,247	$ 107,295	$ 48
17	Long	MSCI EAFE Index	June 2024	1,982,880	2,003,535	20,655
1	Long	U.S. Treasury 10 Year Notes	June 2024	110,250	110,797	547
12	Long	U.S. Treasury 5 Year Notes	June 2024	1,280,250	1,284,187	3,937
3	Long	U.S. Treasury Ultra Bonds	June 2024	382,406	387,000	4,594
						$29,781
						Unrealized (Depreciation)
13	Long	U.S. Treasury 2 Year Notes	June 2024	$2,660,695	$2,658,297	$ (2,398)
18	Short	S&P 500 E-Mini Index	June 2024	4,717,697	4,777,650	(59,953)
						$(62,351)
		Net Unrealized Appreciation (Depreciation)				$(32,570)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	USD	483,880	TWD	15,032,700	05/16/2024	$ —	$ (13,575)
Barclays Bank PLC	USD	2,033	PLN	8,000	06/20/2024	—	(32)
Citibank, N.A.	DKK	632,700	USD	92,893	06/20/2024	1,017	—
	HKD	28,800	USD	3,688	05/16/2024	4	—
	USD	241,136	HKD	1,881,100	05/16/2024	—	(469)
						1,021	(469)
Goldman Sachs International	ILS	823,000	USD	226,069	04/17/2024	2,113	—
	PLN	14,600	USD	3,666	06/20/2024	13	—
	USD	871,237	CNH	6,240,500	05/16/2024	—	(10,556)
						2,126	(10,556)
HSBC Bank PLC	EUR	68,900	USD	75,096	06/20/2024	528	—
	USD	43,551	HKD	340,200	05/16/2024	—	(26)
	USD	63,063	JPY	9,228,600	05/16/2024	—	(1,686)
	USD	249,436	SEK	2,570,500	06/20/2024	—	(8,517)
						528	(10,229)
JPMorgan Chase Bank, N.A.	NOK	450,600	USD	42,809	06/20/2024	1,227	—
	USD	81,762	GBP	64,400	06/20/2024	—	(446)
	USD	483,933	KRW	641,501,100	05/16/2024	—	(7,443)
						1,227	(7,889)
Morgan Stanley & Co. International PLC	EUR	56,100	USD	61,148	06/20/2024	433	—
	USD	28,461	CHF	25,400	06/20/2024	—	(52)
	USD	663,588	EUR	609,100	06/20/2024	—	(4,386)
	USD	544,235	GBP	428,500	06/20/2024	—	(3,180)
	USD	4,909	ILS	18,000	04/17/2024	—	(11)
						433	(7,629)
Natwest Markets PLC	USD	21,753	AUD	33,500	04/17/2024	86	—
	USD	358	NZD	600	04/17/2024	1	—
	USD	10,750	SEK	114,600	06/20/2024	—	(9)
						87	(9)
State Street Bank & Trust Co.	EUR	604,300	USD	658,370	06/20/2024	4,363	—
	USD	85,506	AUD	127,100	04/17/2024	—	(2,649)
	USD	461,331	CHF	404,300	06/20/2024	—	(9,138)
	USD	358,724	CNY	2,569,700	05/16/2024	1,923	—
	USD	50,775	GBP	40,200	06/20/2024	—	(15)
	USD	37,023	HKD	289,200	05/16/2024	—	(23)

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	56,451	JPY	8,485,000	05/16/2024	$ —	$ (19)
	USD	4,495	PLN	17,900	06/20/2024	—	(18)
	USD	106,857	SGD	143,000	05/16/2024	—	(737)
						6,286	(12,599)
UBS AG	HKD	201,400	USD	25,793	05/16/2024	26	—
	JPY	661,600	USD	4,409	05/16/2024	9	—
	USD	110	EUR	100	06/20/2024	—	(2)
						35	(2)
Unrealized Appreciation (Depreciation)						$ 11,743	$ (62,989)
AUD—Australian Dollar
CHF—Swiss Franc
CNH—Yuan Renminbi Offshore
CNY—Chinese Yuan
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
TWD—New Taiwan Dollar
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Beverages	$ 2,571,334	$ 57,819	$ —	$ 2,629,153
Biotechnology	3,427,863	—	166	3,428,029
Chemicals	2,429,134	85,676	—	2,514,810
Commercial Services	4,592,806	115,241	—	4,708,047
Oil & Gas	4,481,150	268,958	—	4,750,108
Pharmaceuticals	10,240,114	989,157	854	11,230,125
Retail	5,819,811	230,333	—	6,050,144
Other Industries	134,932,914	—	—	134,932,914
Convertible Preferred Stocks	19,380	—	—	19,380
Corporate Bonds & Notes	—	15,581,236	—	15,581,236
Convertible Bonds & Notes	—	20,998	—	20,998
Loans	—	552,288	—	552,288
Asset Backed Securities	—	331,500	—	331,500
Collateralized Mortgage Obligations	—	3,796,198	—	3,796,198
U.S. Government & Agency Obligations	—	12,822,911	—	12,822,911
Municipal Securities	—	79,571	—	79,571
Unaffiliated Investment Companies	430,889	—	—	430,889
Escrows and Litigation Trusts	—	—	2	2
Purchased Options	—	91,572	—	91,572
Short-Term Investments	—	5,015,426	—	5,015,426
Repurchase Agreements	—	5,000,000	—	5,000,000
Total Investments at Value	$168,945,395	$45,038,884	$1,022	$213,985,301
Other Financial Instruments:†
Futures Contracts	$ 29,781	$ —	$ —	$ 29,781
Forward Foreign Currency Contracts	—	11,743	—	11,743
Written Options	—	68,496	—	68,496
Total Other Financial Instruments	$ 29,781	$ 80,239	$ —	$ 110,020
LIABILITIES:
Other Financial Instruments:†
Swaps	$ —	$ 267	$ —	$ 267

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Futures Contracts	$ 62,351	$ —	$ —	$ 62,351
Forward Foreign Currency Contracts	—	62,989	—	62,989
Total Other Financial Instruments	$ 62,351	$ 63,256	$ —	$ 125,607
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO PROFILE — March 31, 2024— (unaudited)

Industry Allocation*
Internet	25.0%
Software	22.9
Semiconductors	12.7
Computers	8.7
Diversified Financial Services	6.1
Pharmaceuticals	4.8
Healthcare-Products	3.2
Healthcare-Services	2.3
Retail	2.3
Short-Term Investments	2.0
Auto Manufacturers	1.7
Biotechnology	1.4
Miscellaneous Manufacturing	0.9
Oil & Gas Services	0.8
Commercial Services	0.7
Telecommunications	0.6
Electronics	0.6
Transportation	0.6
Insurance	0.6
Lodging	0.6
Apparel	0.5
Chemicals	0.5
Aerospace/Defense	0.5
Entertainment Software	0.4
Machinery-Diversified	0.4
Automotive - Cars & Lt. Trucks	0.2
Recycling	0.2
E-Commerce/Services	0.1
Auto Parts & Equipment	0.1
Applications Software	0.1
Computer Graphics	0.1
Industrial Automation/Robotics	0.1
Electrical Components & Equipment	0.1
Computer Software	0.1
101.9%
*	Calculated as a percentage of net assets

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.9%
Aerospace/Defense — 0.5%
Airbus SE	6,553	$ 1,206,940
Apparel — 0.5%
NIKE, Inc., Class B	15,019	1,411,486
Applications Software — 0.1%
Stripe, Inc., Class B†(1)(2)	10,760	279,760
Auto Manufacturers — 1.7%
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	10,934	1,088,548
Ferrari NV	2,900	1,264,226
Rivian Automotive, Inc., Class A†	89,389	978,810
Tesla, Inc.†	6,647	1,168,476
		4,500,060
Auto Parts & Equipment — 0.1%
Aurora Innovation, Inc.†	102,511	289,081
Biotechnology — 1.4%
Argenx SE ADR†	3,283	1,292,583
Legend Biotech Corp. ADR†	13,299	745,941
Vertex Pharmaceuticals, Inc.†	3,914	1,636,091
		3,674,615
Chemicals — 0.5%
Linde PLC	2,703	1,255,057
Commercial Services — 0.7%
Cintas Corp.	1,199	823,749
TransUnion	12,481	995,984
		1,819,733
Computer Graphics — 0.1%
Canva, Inc.†(1)(2)	215	229,332
Computers — 8.7%
Accenture PLC, Class A	1,477	511,943
Apple, Inc.	118,932	20,394,459
Fortinet, Inc.†	29,381	2,007,016
		22,913,418
Diversified Financial Services — 5.9%
Charles Schwab Corp.	25,078	1,814,142
Mastercard, Inc., Class A	12,749	6,139,536
Visa, Inc., Class A	27,188	7,587,627
		15,541,305
Electronics — 0.6%
Amphenol Corp., Class A	300	34,605
Sartorius AG (Preference Shares)	4,002	1,591,452
		1,626,057
Entertainment Software — 0.4%
Epic Games, Inc.†(1)(2)	1,787	1,075,059
Healthcare-Products — 3.2%
Danaher Corp.	6,909	1,725,316
Intuitive Surgical, Inc.†	9,565	3,817,296
Stryker Corp.	3,174	1,135,879
Thermo Fisher Scientific, Inc.	3,139	1,824,418
		8,502,909
Healthcare-Services — 2.3%
UnitedHealth Group, Inc.	12,466	6,166,930
Insurance — 0.6%
Chubb, Ltd.	5,871	1,521,352
Security Description	Shares or Principal Amount	Value

Internet — 25.0%
Alphabet, Inc., Class A†	105,940	$ 15,989,524
Alphabet, Inc., Class C†	16,806	2,558,881
Amazon.com, Inc.†	115,991	20,922,457
Booking Holdings, Inc.	239	867,063
Coupang, Inc.†	106,138	1,888,195
Maplebear, Inc.†	14,615	544,993
Meta Platforms, Inc., Class A	25,482	12,373,550
Netflix, Inc.†	5,565	3,379,791
Pinterest, Inc., Class A†	34,310	1,189,528
Shopify, Inc., Class A†	26,454	2,041,455
Spotify Technology SA†	6,609	1,744,115
Uber Technologies, Inc.†	31,232	2,404,552
		65,904,104
Lodging — 0.6%
Las Vegas Sands Corp.	28,235	1,459,749
Machinery-Diversified — 0.4%
Rockwell Automation, Inc.	3,337	972,168
Miscellaneous Manufacturing — 0.9%
Teledyne Technologies, Inc.†	5,469	2,347,951
Oil & Gas Services — 0.8%
Schlumberger NV	38,455	2,107,719
Pharmaceuticals — 4.8%
Cigna Group	8,218	2,984,695
Eli Lilly & Co.	11,087	8,625,243
Zoetis, Inc.	5,952	1,007,138
		12,617,076
Retail — 2.3%
Chipotle Mexican Grill, Inc.†	707	2,055,086
Dollar General Corp.	15,365	2,397,862
Floor & Decor Holdings, Inc., Class A†	5,241	679,338
Ross Stores, Inc.	5,919	868,673
		6,000,959
Semiconductors — 12.7%
Advanced Micro Devices, Inc.†	11,743	2,119,494
ASML Holding NV	3,622	3,515,043
Intel Corp.	26,587	1,174,348
Lam Research Corp.	1,765	1,714,821
NVIDIA Corp.	26,863	24,272,332
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,682	773,036
		33,569,074
Software — 22.9%
Adobe, Inc.†	5,890	2,972,094
Atlassian Corp., Class A†	10,636	2,075,190
Autodesk, Inc.†	7,678	1,999,505
Dayforce, Inc.†	10,471	693,285
Dynatrace, Inc.†	19,012	882,917
Fiserv, Inc.†	18,786	3,002,378
Intuit, Inc.	5,144	3,343,600
Magic Leap, Inc., Class A†(1)(2)	2,188	6,301
Microsoft Corp.	80,828	34,005,956
MongoDB, Inc.†	1,147	411,360
Roper Technologies, Inc.	3,171	1,778,424
Salesforce, Inc.	11,368	3,423,814
ServiceNow, Inc.†	5,143	3,921,023
Snowflake, Inc., Class A†	3,310	534,896
Synopsys, Inc.†	2,175	1,243,013
		60,293,756

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications — 0.6%
T-Mobile US, Inc.	10,205	$ 1,665,660
Transportation — 0.6%
Old Dominion Freight Line, Inc.	6,992	1,533,415
Total Common Stocks (cost $167,183,885)		260,484,725
CONVERTIBLE PREFERRED STOCKS — 0.8%
Automotive - Cars & Lt. Trucks — 0.2%
GM Cruise Holdings LLC Class F†(1)(2)	33,800	214,123
GM Cruise Holdings LLC Series G†(1)(2)	17,766	131,913
Waymo LLC Series A-2†(1)(2)	4,915	288,093
		634,129
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	25	26,667
Canva, Inc. Series A-3†(1)(2)	5	5,333
		32,000
Computer Software — 0.1%
Formagrid, Inc. Series F†(1)(2)	2,702	129,858
E-Commerce/Services — 0.1%
Rappi, Inc., Series E†(1)(2)	9,191	378,256
Electrical Components & Equipment — 0.1%
Sila Nanotechnologies, Inc. Series F†(1)(2)	8,833	179,133
Industrial Automation/Robotics — 0.1%
Nuro, Inc., Series C†(1)(2)	47,284	193,392
Nuro, Inc., Series D†(1)(2)	10,245	41,902
		235,294
Recycling — 0.2%
Redwood Materials, Inc. Series C†(1)(2)	9,878	471,535
Software — 0.0%
Celonis Series D†(1)(2)	187	41,716
Total Convertible Preferred Stocks (cost $4,346,118)		2,101,921
ESCROWS AND LITIGATION TRUSTS — 0.2%
Ant International Co., Ltd. Class C†(1)(2) (cost $505,523)	505,523	509,871
Total Long-Term Investment Securities (cost $172,035,526)		263,096,517
SHORT-TERM INVESTMENTS — 2.0%
Unaffiliated Investment Companies — 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%(3)	597,999	597,999
Security Description	Shares or Principal Amount	Value

Unaffiliated Investment Companies (continued)
T. Rowe Price Government Reserve Fund 5.39%(3)	4,743,183	$ 4,743,183
Total Short-Term Investments (cost $5,341,182)		5,341,182
TOTAL INVESTMENTS (cost $177,376,708)(4)	101.9%	268,437,699
Other assets less liabilities	(1.9)	(4,885,660)
NET ASSETS	100.0%	$263,552,039
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA T. Rowe Price Growth Stock Portfolio has no right to demand registration of these securities. At March 31, 2024, the aggregate value of these securities was $1,088,548 representing 0.4% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc.
	12/17/2021	125	$213,020
	12/22/2021	90	153,375
		215	366,395	$ 229,332	$1,066.66	0.1%
Epic Games, Inc.
	06/18/2020	1,331	766,240
	03/29/2021	456	403,874
		1,787	1,170,114	1,075,059	601.60	0.4
Magic Leap, Inc., Class A
	01/20/2016	1,263	614,197
	10/12/2017	925	450,306
		2,188	1,064,503	6,301	2.88	0.0
Stripe, Inc., Class B	12/17/2019	10,760	168,824	279,760	26.00	0.1
Convertible Preferred Stocks
Canva, Inc. Series A	12/17/2021	25	42,604	26,667	1,066.66	0.0
Canva, Inc. Series A-3	12/17/2021	5	8,521	5,333	1,066.66	0.0
Celonis Series D	10/04/2022	187	69,150	41,716	223.08	0.0
Formagrid, Inc. Series F	12/08/2021	2,702	506,043	129,858	48.06	0.1
GM Cruise Holdings LLC Class F	05/07/2019	33,800	616,850	214,123	6.34	0.1
GM Cruise Holdings LLC Series G	01/21/2021	17,766	468,134	131,913	7.43	0.0

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
Nuro, Inc., Series C
	10/30/2020	31,464	$410,750
	03/02/2021	15,820	206,524
		47,284	617,274	$ 193,392	$ 4.09	0.0%
Nuro, Inc., Series D	10/29/2021	10,245	213,564	41,902	4.09	0.0
Rappi, Inc., Series E
	09/08/2020	3,782	225,960
	09/24/2020	5,409	323,166
		9,191	549,126	378,256	41.16	0.2
Redwood Materials, Inc. Series C	05/28/2021	9,878	468,252	471,535	47.74	0.2
Sila Nanotechnologies, Inc. Series F	01/07/2021	8,833	364,563	179,133	20.28	0.1
Waymo LLC Series A-2	05/08/2020	4,915	422,037	288,093	58.62	0.1
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Escrows and Litigation Trusts
Ant International Co., Ltd. Class C	08/14/2023	505,523	$505,523	$ 509,871	$ 1.01	0.2%
				$4,202,244		1.6%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of March 31, 2024.
(4)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$ —	$—	$ 279,760	$ 279,760
Computer Graphics	—	—	229,332	229,332
Entertainment Software	—	—	1,075,059	1,075,059
Software	60,287,455	—	6,301	60,293,756
Other Industries	198,606,818	—	—	198,606,818
Convertible Preferred Stocks	—	—	2,101,921	2,101,921
Escrows and Litigation Trusts	—	—	509,871	509,871
Short-Term Investments	5,341,182	—	—	5,341,182
Total Investments at Value	$264,235,455	$—	$4,202,244	$268,437,699
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Securities	Escrows and Litigation Trusts
Balance as of March 31, 2023	$2,464,045	$ 3,732,941	$ -
Accrued Discounts	-	-	-
Accrued Premiums	-	-	-
Realized Gain	-	-	-
Realized Loss	(675,500)	-	-
Change in unrealized appreciation(1)	828,088	121,228	4,348
Change in unrealized depreciation(1)	(178,039)	(1,457,695)	-
Net purchases	-	-	505,523
Net sales	(722,176)	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3(2)	(125,966)	(294,553)	-
Balance as of March 31, 2024	$1,590,452	$ 2,101,921	$509,871
(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at March 31, 2024 includes:
Common Stocks	Convertible Preferred Securities	Escrows and Litigation Trusts
$(4,182)	$(1,338,758)	$4,348

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024 — (continued)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at March 31, 2024.
(2)	Private Common Stock and Convertible Preferred Securities were converted to Common Stock following the Company’s IPO listings. Securities are now valued using Level 1 inputs.
The following is quantitative information about Level 3 fair value measurements:
Description	Fair Value at March 31, 2024	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)#
Common Stocks	$509,092	Market Approach	Transaction Price*	($26.0000-$1,066.6611)$494.7895
	$1,075,059	Market Approach	Gross Profit Multiple*	8.45x
			Revenue Multiple*	4.45x
			Sales Multiple*	6.00x
			Discount for Lack of Marketability	10.00%
	$6,301	Market Approach &	Transaction Price*	$19.20
		Cost Approach	Tangible Book Value*	$0.00
Convertible Preferred Securities	$503,535	Market Approach	Transaction Price*	($47.7359-$1,066.6611)$112.4890
	$235,294	Market Approach	Transaction Price*	$20.85
			Adjustment to Last Capital Raise	80.0%
	$288,093	Market Approach	Series C Capital Raise Price*	$78.2013
			Series B Capital Raise Price*	$91.7200
			Adjustment to Series B Capital Raise	37.50%
			Sales Multiple*	2.56x
			Volatility*	80.00%
			Term (years)	5.00
			Discount for Lack of Marketability	10.00%
	$346,036	Market Approach	Revenue Multiple*	1.75x
			Sales Multiple*	2.86x
			Volatility*	80.00%
			Term (years)	5.63
			Discount for Lack of Marketability	10.0%
	$41,716	Market Approach	Revenue Multiple*	13.3x
			Gross Profit Multiple*	16.9x
	$179,133	Market Approach	Sales Multiple*	1.4x
			Discount for Lack of Marketability	10.0%
	$129,858	Market Approach	Sales Multiple*	7.55x
			Gross Profit Multiple*	8.85x
			Discount for Lack of Marketability	10.0%
	$378,256	Market Approach	EBITDA Multiple*	18.80x
			Gross Merchandise Volume Multiple*	0.55x
			Gross Profit Multiple*	6.88x
			Discount for Lack of Marketability	10.0%
Escrow and Litigation Trusts	$509,871	Income Approach	Yield to Worst	5.68%
(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.
#	The average represents the arithmetic average of the inputs and is weighted by the relative fair value or notional amount.
See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — March 31, 2024

	SA Allocation Balanced Portfolio	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SA American Century Inflation Protection Portfolio
ASSETS:
Investments at value (unaffiliated)*	$ —	$ —	$ —	$ —	$557,374,252
Investments at value (affiliated)*	242,584,561	457,387,351	492,947,857	282,168,961	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	—	—	—	—	30
Foreign cash*	—	—	—	—	—
Cash collateral for futures contracts	—	—	—	—	—
Due from broker	—	—	—	—	1,418,089
Receivable for:
Fund shares sold	1,208,853	893	451,648	305,216	17,931,180
Dividends and interest	—	—	—	—	2,561,694
Investments sold	—	1,006,689	—	—	1,089
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	—	—	—	—	1
Due from investment adviser for expense reimbursements/fee waivers	2,034	3,832	4,140	2,372	27,982
Variation margin on futures contracts	—	—	—	—	687
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	128,157
Swap premiums paid	—	—	—	—	7,307
Unrealized appreciation on swap contracts	—	—	—	—	562,136
Total assets	243,795,448	458,398,765	493,403,645	282,476,549	580,012,604
LIABILITIES:
Payable for:
Fund shares redeemed	—	1,007,582	48,357	—	166,405
Investments purchased	1,208,853	—	403,291	305,216	10,679,944
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	20,336	38,357	41,378	23,703	277,668
Service fees—Class 2	—	—	—	—	—
Service fees—Class 3	50,833	95,650	103,374	59,218	76,539
Transfer agent fees and expenses	266	266	266	266	608
Trustees' fees and expenses	1,547	2,554	2,941	1,780	4,156
Other accrued expenses	66,991	81,243	84,248	69,844	161,257
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	71,812
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	1,488,397
Total liabilities	1,348,826	1,225,652	683,855	460,027	12,926,786
Commitments and contingent liabilities (Note 5)
Net assets	$242,446,622	$457,173,113	$492,719,790	$282,016,522	$567,085,818
* Cost
Investments (unaffiliated)	$ —	$ —	$ —	$ —	$614,807,452
Investments (affiliated)	$252,749,873	$449,405,164	$488,884,841	$286,066,489	$ —
Foreign cash	$ —	$ —	$ —	$ —	$ —
@ Premiums received on options written	$ —	$ —	$ —	$ —	$ —
See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — March 31, 2024 — (continued)

	SA Allocation Balanced Portfolio	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SA American Century Inflation Protection Portfolio
NET ASSETS REPRESENTED BY:
Paid in capital	$254,525,387	$441,338,216	$479,181,811	$284,131,426	$657,178,714
Total accumulated earnings (loss)	(12,078,765)	15,834,897	13,537,979	(2,114,904)	(90,092,896)
Net assets	$242,446,622	$457,173,113	$492,719,790	$282,016,522	$567,085,818
Class 1 (unlimited shares authorized):
Net assets	$ 38,688	$ 1,111,735	$ 289,735	$ 146,518	$188,687,001
Shares of beneficial interest issued and outstanding	4,210	75,254	28,948	14,902	21,767,718
Net asset value, offering and redemption price per share	$ 9.19	$ 14.77	$ 10.01	$ 9.83	$ 8.67
Class 2 (unlimited shares authorized):
Net assets	$ —	$ —	$ —	$ —	$ —
Shares of beneficial interest issued and outstanding	—	—	—	—	—
Net asset value, offering and redemption price per share	$ —	$ —	$ —	$ —	$ —
Class 3 (unlimited shares authorized):
Net assets	$242,407,934	$456,061,378	$492,430,055	$281,870,004	$378,398,817
Shares of beneficial interest issued and outstanding	26,360,980	31,094,080	49,380,197	28,777,681	44,168,905
Net asset value, offering and redemption price per share	$ 9.20	$ 14.67	$ 9.97	$ 9.79	$ 8.57
See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — March 31, 2024 — (continued)

	SA Columbia Focused Value Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA Multi- Managed Growth Portfolio	SA Multi- Managed Income Portfolio	SA Multi- Managed Income/ Equity Portfolio
ASSETS:
Investments at value (unaffiliated)*	$326,470,974	$837,183,088	$39,306,354	$33,856,571	$42,705,787
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	5,427,165	8,145,000	695,000	1,060,000	1,740,000
Cash	74,814	1,015,913	1,055,748	120,953	364,886
Foreign cash*	—	7,034	1,687	476	1,211
Cash collateral for futures contracts	—	—	23,000	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	27,308	379,489	—	—	3,205
Dividends and interest	312,878	5,300,646	78,700	174,417	185,051
Investments sold	—	20,852,914	609,905	871,532	1,019,113
Receipts on swap contracts	—	—	1,861	6,884	6,330
Prepaid expenses and other assets	1,850	1	116	—	1
Due from investment adviser for expense reimbursements/fee waivers	87,169	—	18,475	28,302	25,060
Variation margin on futures contracts	—	42,055	781	859	1,266
Unrealized appreciation on forward foreign currency contracts	—	130,092	1,239	9,252	8,164
Swap premiums paid	—	22,116	385	1,627	2,266
Unrealized appreciation on swap contracts	—	477,180	47,236	22,277	28,927
Total assets	332,402,158	873,555,528	41,840,487	36,153,150	46,091,267
LIABILITIES:
Payable for:
Fund shares redeemed	274,272	626,852	25,392	7,293	17,987
Investments purchased	—	189,376,552	2,869,954	7,337,813	7,258,393
Payments on swap contracts	—	—	595	4,593	4,198
Investment advisory and management fees	270,413	373,035	28,511	18,360	25,863
Service fees—Class 2	1,529	1,666	1,901	1,944	2,497
Service fees—Class 3	1,512	1,381	3,028	2,051	2,876
Transfer agent fees and expenses	418	494	152	190	152
Trustees' fees and expenses	2,021	4,830	273	241	291
Other accrued expenses	91,945	260,378	130,661	122,537	123,331
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	61,207	1,116	5,482	3,926
Due to broker	—	506,548	57,410	21,234	30,308
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	134	619	418
Swap premiums received	—	14,720	604	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Total liabilities	642,110	191,227,663	3,119,731	7,522,357	7,470,240
Commitments and contingent liabilities (Note 5)
Net assets	$331,760,048	$682,327,865	$38,720,756	$28,630,793	$38,621,027
* Cost
Investments (unaffiliated)	$244,954,236	$894,326,886	$33,754,729	$34,660,652	$41,653,305
Investments (affiliated)	$ —	$ —	$ —	$ —	$ —
Foreign cash	$ —	$ 7,322	$ 1,702	$ 506	$ 1,234
@ Premiums received on options written	$ —	$ —	$ —	$ —	$ —
See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — March 31, 2024 — (continued)

	SA Columbia Focused Value Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA Multi- Managed Growth Portfolio	SA Multi- Managed Income Portfolio	SA Multi- Managed Income/ Equity Portfolio
NET ASSETS REPRESENTED BY:
Paid in capital	$216,157,286	$ 792,975,501	$42,595,690	$33,989,659	$45,818,731
Total accumulated earnings (loss)	115,602,762	(110,647,636)	(3,874,934)	(5,358,866)	(7,197,704)
Net assets	$331,760,048	$ 682,327,865	$38,720,756	$28,630,793	$38,621,027
Class 1 (unlimited shares authorized):
Net assets	$312,105,859	$ 662,602,798	$ 8,803,868	$ 3,241,770	$ 4,577,548
Shares of beneficial interest issued and outstanding	15,093,990	65,982,848	811,642	367,960	553,022
Net asset value, offering and redemption price per share	$ 20.68	$ 10.04	$ 10.85	$ 8.81	$ 8.28
Class 2 (unlimited shares authorized):
Net assets	$ 12,368,923	$ 13,130,047	$15,306,994	$15,472,333	$20,133,924
Shares of beneficial interest issued and outstanding	596,020	1,307,319	1,423,999	1,757,001	2,433,581
Net asset value, offering and redemption price per share	$ 20.75	$ 10.04	$ 10.75	$ 8.81	$ 8.27
Class 3 (unlimited shares authorized):
Net assets	$ 7,285,266	$ 6,595,020	$14,609,894	$ 9,916,690	$13,909,555
Shares of beneficial interest issued and outstanding	350,688	659,624	1,371,796	1,125,278	1,679,468
Net asset value, offering and redemption price per share	$ 20.77	$ 10.00	$ 10.65	$ 8.81	$ 8.28
See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — March 31, 2024 — (continued)

	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Large Cap Growth Portfolio	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio
ASSETS:
Investments at value (unaffiliated)*	$299,314,690	$352,748,087	$513,389,829	$167,357,350	$211,721,668
Investments at value (affiliated)*	—	—	482,700	—	—
Repurchase agreements (cost approximates value)	151,578	385,702	3,175,094	760,616	207,049
Cash	14,722	1,345,738	2,626,202	36,810	77,825
Foreign cash*	340,814	1,528	10	1	30,153
Cash collateral for futures contracts	—	—	—	—	—
Due from broker	2,768	—	—	—	—
Receivable for:
Fund shares sold	131,464	36,847	48,790	9,184	16,007
Dividends and interest	2,284,031	45,898	1,027,939	31,767	292,173
Investments sold	463,698	2,662,293	363,560	570,508	417,784
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	—	—	93	399	—
Due from investment adviser for expense reimbursements/fee waivers	10,285	22,066	—	—	—
Variation margin on futures contracts	—	25	38	1,080	1,080
Unrealized appreciation on forward foreign currency contracts	—	—	44,637	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	302,714,050	357,248,184	521,158,892	168,767,715	212,763,739
LIABILITIES:
Payable for:
Fund shares redeemed	225,742	353,032	360,583	192,324	225,657
Investments purchased	17,203	558,575	219,237	340,283	383,338
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	241,903	237,303	335,576	119,894	148,823
Service fees—Class 2	1,767	3,675	2,609	2,657	2,473
Service fees—Class 3	2,006	3,368	1,972	2,589	2,222
Transfer agent fees and expenses	532	456	418	570	570
Trustees' fees and expenses	1,893	2,120	3,429	952	1,206
Other accrued expenses	226,496	116,934	143,398	107,013	118,114
Line of credit	50,000	—	—	—	—
Accrued foreign tax on capital gains	8,272	—	—	—	—
Variation margin on futures contracts	2,745	—	—	—	—
Due to broker	—	270,024	11	1,085	1,102
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	2,244	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Total liabilities	778,559	1,545,487	1,069,477	767,367	883,505
Commitments and contingent liabilities (Note 5)
Net assets	$301,935,491	$355,702,697	$520,089,415	$168,000,348	$211,880,234
* Cost
Investments (unaffiliated)	$237,919,300	$242,871,376	$458,734,498	$132,963,389	$161,292,271
Investments (affiliated)	$ —	$ —	$ 336,476	$ —	$ —
Foreign cash	$ 342,047	$ 1,553	$ 10	$ 1	$ 30,158
@ Premiums received on options written	$ —	$ —	$ —	$ —	$ —
See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — March 31, 2024 — (continued)

	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Large Cap Growth Portfolio	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio
NET ASSETS REPRESENTED BY:
Paid in capital	$234,010,455	$213,385,622	$414,648,133	$136,000,965	$148,329,924
Total accumulated earnings (loss)	67,925,036	142,317,075	105,441,282	31,999,383	63,550,310
Net assets	$301,935,491	$355,702,697	$520,089,415	$168,000,348	$211,880,234
Class 1 (unlimited shares authorized):
Net assets	$278,506,619	$310,954,488	$489,635,973	$134,582,135	$181,249,866
Shares of beneficial interest issued and outstanding	30,747,028	24,211,490	35,662,725	9,946,374	10,383,262
Net asset value, offering and redemption price per share	$ 9.06	$ 12.84	$ 13.73	$ 13.53	$ 17.46
Class 2 (unlimited shares authorized):
Net assets	$ 13,891,869	$ 28,822,681	$ 20,950,953	$ 21,090,461	$ 19,927,095
Shares of beneficial interest issued and outstanding	1,528,041	2,370,963	1,527,792	1,792,551	1,146,040
Net asset value, offering and redemption price per share	$ 9.09	$ 12.16	$ 13.71	$ 11.77	$ 17.39
Class 3 (unlimited shares authorized):
Net assets	$ 9,537,003	$ 15,925,528	$ 9,502,489	$ 12,327,752	$ 10,703,273
Shares of beneficial interest issued and outstanding	1,052,604	1,348,339	692,244	1,144,409	616,818
Net asset value, offering and redemption price per share	$ 9.06	$ 11.81	$ 13.73	$ 10.77	$ 17.35
See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — March 31, 2024 — (continued)

	SA Multi- Managed Moderate Growth Portfolio	SA Multi- Managed Small Cap Portfolio	SA Putnam Asset Allocation Diversified Growth Portfolio	SA T. Rowe Price Growth Stock Portfolio
ASSETS:
Investments at value (unaffiliated)*	$64,081,438	$165,886,192	$208,985,301	$268,437,699
Investments at value (affiliated)*	—	—	—	—
Repurchase agreements (cost approximates value)	1,895,000	232,032	5,000,000	—
Cash	936,275	570,651	131,454	1,956
Foreign cash*	658	—	71,631	1,357
Cash collateral for futures contracts	30,000	160,000	—	—
Due from broker	—	1,365	—	—
Receivable for:
Fund shares sold	—	72,052	1,457	15,103
Dividends and interest	189,615	151,560	607,299	54,140
Investments sold	1,391,921	1,951,600	898,156	—
Receipts on swap contracts	—	—	—	—
Prepaid expenses and other assets	256	927	2	—
Due from investment adviser for expense reimbursements/fee waivers	21,408	—	26,329	11,067
Variation margin on futures contracts	2,203	7,125	1,454	—
Unrealized appreciation on forward foreign currency contracts	8,100	—	11,743	—
Swap premiums paid	1,795	—	—	—
Unrealized appreciation on swap contracts	22,817	—	—	—
Total assets	68,581,486	169,033,504	215,734,826	268,521,322
LIABILITIES:
Payable for:
Fund shares redeemed	30,719	77,361	1,801,692	222,927
Investments purchased	7,182,294	908,351	6,415,436	4,448,383
Payments on swap contracts	—	—	86	—
Investment advisory and management fees	43,062	118,421	149,199	187,664
Service fees—Class 2	3,751	1,582	4,705	3,867
Service fees—Class 3	4,913	1,738	33,587	5,142
Transfer agent fees and expenses	152	418	798	874
Trustees' fees and expenses	409	973	1,164	1,744
Other accrued expenses	143,014	118,730	188,570	98,682
Line of credit	—	—	—	—
Accrued foreign tax on capital gains	—	—	54,782	—
Variation margin on futures contracts	3,602	—	10,748	—
Due to broker	33,884	—	41	—
Call and put options written, at value@	—	—	23,946	—
Unrealized depreciation on forward foreign currency contracts	418	—	62,989	—
Swap premiums received	—	—	—	—
Unrealized depreciation on swap contracts	—	—	267	—
Total liabilities	7,446,218	1,227,574	8,748,010	4,969,283
Commitments and contingent liabilities (Note 5)
Net assets	$61,135,268	$167,805,930	$206,986,816	$263,552,039
* Cost
Investments (unaffiliated)	$57,637,719	$137,625,940	$162,693,223	$177,376,708
Investments (affiliated)	$ —	$ —	$ —	$ —
Foreign cash	$ 932	$ —	$ 71,709	$ 1,439
@ Premiums received on options written	$ —	$ —	$ 92,442	$ —
See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — March 31, 2024 — (continued)

	SA Multi- Managed Moderate Growth Portfolio	SA Multi- Managed Small Cap Portfolio	SA Putnam Asset Allocation Diversified Growth Portfolio	SA T. Rowe Price Growth Stock Portfolio
NET ASSETS REPRESENTED BY:
Paid in capital	$68,294,330	$138,203,834	$161,160,449	$131,896,691
Total accumulated earnings (loss)	(7,159,062)	29,602,096	45,826,367	131,655,348
Net assets	$61,135,268	$167,805,930	$206,986,816	$263,552,039
Class 1 (unlimited shares authorized):
Net assets	$ 7,247,900	$146,630,320	$ 11,616,413	$210,592,516
Shares of beneficial interest issued and outstanding	773,507	13,006,777	881,579	9,569,457
Net asset value, offering and redemption price per share	$ 9.37	$ 11.27	$ 13.18	$ 22.01
Class 2 (unlimited shares authorized):
Net assets	$30,142,938	$ 12,743,313	$ 36,880,903	$ 29,404,776
Shares of beneficial interest issued and outstanding	3,230,378	1,187,462	2,795,780	1,450,489
Net asset value, offering and redemption price per share	$ 9.33	$ 10.73	$ 13.19	$ 20.27
Class 3 (unlimited shares authorized):
Net assets	$23,744,430	$ 8,432,297	$158,489,500	$ 23,554,747
Shares of beneficial interest issued and outstanding	2,553,092	812,172	12,094,868	1,225,639
Net asset value, offering and redemption price per share	$ 9.30	$ 10.38	$ 13.10	$ 19.22
See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS — For the Year Ended March 31, 2024

	SA Allocation Balanced Portfolio	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SA American Century Inflation Protection Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$ —	$ —	$ —	$ —	$ 2,179,889
Dividends (affiliated)	5,222,855	6,931,289	8,693,206	5,453,918	—
Interest (unaffiliated)	—	—	—	—	21,525,726
Total investment income*	5,222,855	6,931,289	8,693,206	5,453,918	23,705,615
EXPENSES:
Investment advisory and management fees	233,920	414,765	466,367	271,918	3,495,410
Service Fees:
Class 2	—	—	—	—	—
Class 3	584,662	1,031,883	1,165,102	679,306	931,439
Transfer agent fees and expenses	1,064	1,064	1,064	1,064	2,433
Custodian and accounting fees	12,000	12,000	12,000	12,000	73,191
Reports to shareholders	17,364	31,511	34,311	19,853	42,166
Audit and tax fees	33,242	33,242	33,242	33,242	62,751
Legal fees	9,575	12,252	12,630	10,083	14,064
Trustees' fees and expenses	6,772	12,014	13,304	7,846	16,828
Interest expense	—	—	—	—	18,947
License fee	—	—	—	—	2,846
Other expenses	31,287	32,919	33,287	31,627	60,587
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	929,886	1,581,650	1,771,307	1,066,939	4,720,662
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(23,392)	(41,476)	(46,637)	(27,192)	(354,045)
Fees paid indirectly (Note 2)	—	—	—	—	—
Net expenses	906,494	1,540,174	1,724,670	1,039,747	4,366,617
Net investment income (loss)	4,316,361	5,391,115	6,968,536	4,414,171	19,338,998
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	—	—	—	—	(16,570,256)
Investments (affiliated)	(6,244,296)	(6,433,657)	(4,825,912)	(4,503,408)	—
Futures contracts	—	—	—	—	(4,447,317)
Forward contracts	—	—	—	—	232,080
Swap contracts	—	—	—	—	136,778
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	(14,372)
Net realized gain from capital gain distributions received from underlying funds (affiliated)	4,080,365	13,318,114	12,323,397	6,392,719	—
Net realized gain (loss) on investments and foreign currencies	(2,163,931)	6,884,457	7,497,485	1,889,311	(20,663,087)
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	—	—	—	—	357,944
Investments (affiliated)	21,251,581	60,300,307	54,143,836	28,916,264	—
Futures contracts	—	—	—	—	(2,089,940)
Forward contracts	—	—	—	—	128,157
Swap contracts	—	—	—	—	168,792
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	(335)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	21,251,581	60,300,307	54,143,836	28,916,264	(1,435,382)
Net realized and unrealized gain (loss) on investments and foreign currencies	19,087,650	67,184,764	61,641,321	30,805,575	(22,098,469)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,404,011	$72,575,879	$68,609,857	$35,219,746	$ (2,759,471)
* Net of foreign withholding taxes on interest and dividends of	$ —	$ —	$ —	$ —	$ —
** Net of foreign withholding taxes on capital gains of	$ —	$ —	$ —	$ —	$—
See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS — For the Year Ended March 31, 2024 — (continued)

	SA Columbia Focused Value Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA Multi- Managed Growth Portfolio	SA Multi- Managed Income Portfolio	SA Multi- Managed Income/ Equity Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$ 7,803,036	$ 60,616	$ 118,907	$ 8,788	$ 22,189
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	111,070	29,190,892	406,995	1,048,148	1,104,182
Total investment income*	7,914,106	29,251,508	525,902	1,056,936	1,126,371
EXPENSES:
Investment advisory and management fees	3,101,350	4,632,161	313,198	213,958	294,887
Service Fees:
Class 2	17,572	20,203	21,139	23,069	28,781
Class 3	17,712	16,985	33,173	23,446	32,127
Transfer agent fees and expenses	1,672	1,976	608	760	608
Custodian and accounting fees	32,842	235,060	103,389	76,231	77,147
Reports to shareholders	21,872	49,712	2,950	4,788	2,995
Audit and tax fees	44,037	67,956	66,624	64,463	64,471
Legal fees	10,642	18,386	13,515	13,405	13,317
Trustees' fees and expenses	9,180	20,350	1,147	956	1,192
Interest expense	344	31,503	4,670	1,710	2,302
License fee	—	2,846	56,212	55,926	56,296
Other expenses	46,463	64,997	64,223	56,096	54,096
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,303,686	5,162,135	680,848	534,808	628,219
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(1,002,240)	—	(245,332)	(164,464)	(153,619)
Fees paid indirectly (Note 2)	(10,716)	—	(729)	—	—
Net expenses	2,290,730	5,162,135	434,787	370,344	474,600
Net investment income (loss)	5,623,376	24,089,373	91,115	686,592	651,771
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	29,766,300	(25,002,498)	(1,294,995)	(693,412)	(1,126,139)
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	2,872,004	56,856	74,493	87,616
Forward contracts	—	(217,102)	(3,579)	(13,769)	(13,020)
Swap contracts	—	(114,619)	3,770	754	1,851
Net realized foreign exchange gain (loss) on other assets and liabilities	—	6,467	296	533	637
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	29,766,300	(22,455,748)	(1,237,652)	(631,401)	(1,049,055)
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	10,184,654	11,629,724	8,179,751	1,741,239	4,283,591
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	1,140,471	8,199	93,461	62,026
Forward contracts	—	265,335	2,754	18,352	16,308
Swap contracts	—	610,056	19,984	25,343	32,726
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(23,673)	(353)	(1,485)	(1,525)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	10,184,654	13,621,913	8,210,335	1,876,910	4,393,126
Net realized and unrealized gain (loss) on investments and foreign currencies	39,950,954	(8,833,835)	6,972,683	1,245,509	3,344,071
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$45,574,330	$ 15,255,538	$ 7,063,798	$1,932,101	$ 3,995,842
* Net of foreign withholding taxes on interest and dividends of	$ 32,285	$ 3,515	$ 792	$ 186	$ 330
** Net of foreign withholding taxes on capital gains of	$ —	$ —	$ —	$ —	$—
See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS — For the Year Ended March 31, 2024 — (continued)

	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Large Cap Growth Portfolio	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$ 8,335,644	$ 2,373,028	$12,204,895	$ 951,726	$ 3,863,692
Dividends (affiliated)	—	—	10,331	—	—
Interest (unaffiliated)	39,671	50,404	162,871	49,072	45,753
Total investment income*	8,375,315	2,423,432	12,378,097	1,000,798	3,909,445
EXPENSES:
Investment advisory and management fees	2,805,500	2,773,047	4,032,917	1,320,336	1,650,605
Service Fees:
Class 2	20,329	39,989	29,831	28,668	27,345
Class 3	23,095	36,904	22,715	28,663	25,474
Transfer agent fees and expenses	2,128	1,824	1,672	2,280	2,289
Custodian and accounting fees	212,566	55,608	88,400	50,247	67,914
Reports to shareholders	20,858	25,190	34,380	11,361	16,715
Audit and tax fees	75,462	50,951	50,279	49,846	51,258
Legal fees	21,850	14,686	12,794	8,651	9,784
Trustees' fees and expenses	8,730	9,773	14,325	4,441	5,524
Interest expense	1,733	7,487	4,161	—	125
License fee	—	—	—	29,771	29,771
Other expenses	72,198	58,086	59,501	55,789	59,401
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,264,449	3,073,545	4,350,975	1,590,053	1,946,205
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(119,133)	(257,458)	—	—	—
Fees paid indirectly (Note 2)	—	—	(1,680)	(1,044)	—
Net expenses	3,145,316	2,816,087	4,349,295	1,589,009	1,946,205
Net investment income (loss)	5,229,999	(392,655)	8,028,802	(588,211)	1,963,240
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	7,341,694	36,516,576	49,304,820	10,735,709	13,489,408
Investments (affiliated)	—	—	14,341	—	—
Futures contracts	499,875	102,462	153,693	39,179	39,180
Forward contracts	—	—	33,986	—	—
Swap contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(17,466)	500	(1,603)	(1)	1,624
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	7,824,103	36,619,538	49,505,237	10,774,887	13,530,212
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	23,693,228	66,308,005	30,218,547	23,367,110	25,644,402
Investments (affiliated)	—	—	186,946	—	—
Futures contracts	(331,799)	(6,417)	(9,624)	4,434	4,434
Forward contracts	—	—	146,306	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(9,951)	(2)	28	—	122
Change in accrued capital gains tax on unrealized appreciation (depreciation)	5,340	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	23,356,818	66,301,586	30,542,203	23,371,544	25,648,958
Net realized and unrealized gain (loss) on investments and foreign currencies	31,180,921	102,921,124	80,047,440	34,146,431	39,179,170
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,410,920	$102,528,469	$88,076,242	$33,558,220	$41,142,410
* Net of foreign withholding taxes on interest and dividends of	$ 918,340	$ 3,832	$ 86,275	$ 1,373	$ 13,310
** Net of foreign withholding taxes on capital gains of	$ 1,347	$ —	$ —	$ —	$—
See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS — For the Year Ended March 31, 2024 — (continued)

	SA Multi- Managed Moderate Growth Portfolio	SA Multi- Managed Small Cap Portfolio	SA Putnam Asset Allocation Diversified Growth Portfolio	SA T. Rowe Price Growth Stock Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$ 166,106	$ 2,058,213	$ 2,695,379	$ 1,291,744
Dividends (affiliated)	—	—	—	—
Interest (unaffiliated)	1,047,111	25,196	1,940,640	465
Total investment income*	1,213,217	2,083,409	4,636,019	1,292,209
EXPENSES:
Investment advisory and management fees	486,614	1,347,033	1,599,438	2,212,175
Service Fees:
Class 2	42,442	17,702	53,235	43,543
Class 3	55,599	19,760	354,776	56,934
Transfer agent fees and expenses	608	1,672	3,193	3,497
Custodian and accounting fees	122,989	106,289	170,731	44,258
Reports to shareholders	4,677	10,663	14,581	21,286
Audit and tax fees	66,600	51,991	73,872	48,751
Legal fees	13,225	8,243	31,732	10,769
Trustees' fees and expenses	1,733	4,503	5,411	7,249
Interest expense	2,259	2,642	913	—
License fee	57,337	—	66,454	—
Other expenses	65,504	60,867	73,262	50,384
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	919,587	1,631,365	2,447,598	2,498,846
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(223,902)	—	(282,254)	(53,365)
Fees paid indirectly (Note 2)	(1,138)	(6,214)	(750)	—
Net expenses	694,547	1,625,151	2,164,594	2,445,481
Net investment income (loss)	518,670	458,258	2,471,425	(1,153,272)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(1,596,055)	3,126,266	6,019,389	43,634,674
Investments (affiliated)	—	—	—	—
Futures contracts	128,244	213,338	(1,429,776)	—
Forward contracts	(13,101)	—	(135,629)	—
Swap contracts	(1,318)	—	42,830	—
Net realized foreign exchange gain (loss) on other assets and liabilities	560	(1)	(8,592)	126
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	(1,481,670)	3,339,603	4,488,222	43,634,800
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	10,245,249	19,800,758	33,617,246	46,358,933
Investments (affiliated)	—	—	—	—
Futures contracts	65,223	(2,438)	721,891	—
Forward contracts	16,481	—	(20,988)	—
Swap contracts	26,027	—	(1,775)	—
Written option contracts	—	—	68,496	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(1,240)	—	(220)	(235)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	(53,304)	—
Net unrealized gain (loss) on investments and foreign currencies	10,351,740	19,798,320	34,331,346	46,358,698
Net realized and unrealized gain (loss) on investments and foreign currencies	8,870,070	23,137,923	38,819,568	89,993,498
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 9,388,740	$23,596,181	$41,290,993	$88,840,226
* Net of foreign withholding taxes on interest and dividends of	$ 1,136	$ 8,323	$ 113,377	$ 15,046
** Net of foreign withholding taxes on capital gains of	$ —	$ —	$ 6,407	$—
See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

	SA Allocation Balanced		SA Allocation Growth		SA Allocation Moderate Growth
	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ 4,316,361	$ 3,447,501	$ 5,391,115	$ 4,429,431	$ 6,968,536	$ 6,093,333
Net realized gain (loss) on investments and foreign currencies	(2,163,931)	12,017,590	6,884,457	38,363,266	7,497,485	38,958,653
Net unrealized gain (loss) on investments and foreign currencies	21,251,581	(31,900,375)	60,300,307	(69,476,835)	54,143,836	(80,287,930)
Net increase (decrease) in net assets resulting from operations	23,404,011	(16,435,284)	72,575,879	(26,684,138)	68,609,857	(35,235,944)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(2,783)	(5,534)	(116,695)	(349,916)	(34,024)	(30,812)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	(17,458,225)	(18,488,741)	(44,701,684)	(31,031,130)	(46,795,717)	(45,069,661)
Total distributions to shareholders	(17,461,008)	(18,494,275)	(44,818,379)	(31,381,046)	(46,829,741)	(45,100,473)
CAPITAL SHARE TRANSACTIONS (Note 7)	(1,376,902)	8,119,036	33,448,002	54,171,944	5,013,240	20,471,122
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,566,101	(26,810,523)	61,205,502	(3,893,240)	26,793,356	(59,865,295)
NET ASSETS:
Beginning of period	237,880,521	264,691,044	395,967,611	399,860,851	465,926,434	525,791,729
End of period	$242,446,622	$237,880,521	$457,173,113	$395,967,611	$492,719,790	$465,926,434
	SA Allocation Moderate		SA American Century Inflation Protection Portfolio		SA Columbia Focused Value
	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ 4,414,171	$ 3,741,802	$ 19,338,998	$ 27,878,440	$ 5,623,376	$ 5,045,470
Net realized gain (loss) on investments and foreign currencies	1,889,311	19,567,750	(20,663,087)	(25,891,304)	29,766,300	18,494,548
Net unrealized gain (loss) on investments and foreign currencies	28,916,264	(43,870,484)	(1,435,382)	(53,454,857)	10,184,654	(45,199,479)
Net increase (decrease) in net assets resulting from operations	35,219,746	(20,560,932)	(2,759,471)	(51,467,721)	45,574,330	(21,659,461)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(18,690)	(18,689)	(10,747,134)	(10,314,132)	(21,894,659)	(36,926,095)
Distributable earnings — Class 2	—	—	—	—	(868,335)	(1,617,413)
Distributable earnings — Class 3	(24,968,815)	(26,216,405)	(17,474,878)	(15,299,657)	(507,235)	(990,545)
Total distributions to shareholders	(24,987,505)	(26,235,094)	(28,222,012)	(25,613,789)	(23,270,229)	(39,534,053)
CAPITAL SHARE TRANSACTIONS (Note 7)	(1,483,253)	7,810,073	(39,883,904)	5,015,286	(25,704,867)	32,866,474
TOTAL INCREASE (DECREASE) IN NET ASSETS	8,748,988	(38,985,953)	(70,865,387)	(72,066,224)	(3,400,766)	(28,327,040)
NET ASSETS:
Beginning of period	273,267,534	312,253,487	637,951,205	710,017,429	335,160,814	363,487,854
End of period	$282,016,522	$273,267,534	$567,085,818	$637,951,205	$331,760,048	$335,160,814
See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Diversified Fixed Income		SA Multi-Managed Growth		SA Multi-Managed Income
	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ 24,089,373	$ 16,730,404	$ 91,115	$ (13,074)	$ 686,592	$ 548,827
Net realized gain (loss) on investments and foreign currencies	(22,455,748)	(33,292,175)	(1,237,652)	(7,756,267)	(631,401)	(3,582,816)
Net unrealized gain (loss) on investments and foreign currencies	13,621,913	(31,592,120)	8,210,335	168,482	1,876,910	(312,936)
Net increase (decrease) in net assets resulting from operations	15,255,538	(48,153,891)	7,063,798	(7,600,859)	1,932,101	(3,346,925)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(16,691,002)	(18,011,646)	—	(1,313,079)	(62,901)	(165,624)
Distributable earnings — Class 2	(297,004)	(312,078)	—	(2,430,764)	(286,705)	(882,415)
Distributable earnings — Class 3	(145,946)	(147,825)	—	(2,365,699)	(172,425)	(490,988)
Total distributions to shareholders	(17,133,952)	(18,471,549)	—	(6,109,542)	(522,031)	(1,539,027)
CAPITAL SHARE TRANSACTIONS (Note 7)	(90,828,079)	(54,809,497)	(3,027,158)	4,093,441	(1,242,295)	(3,697,991)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(92,706,493)	(121,434,937)	4,036,640	(9,616,960)	167,775	(8,583,943)
NET ASSETS:
Beginning of period	775,034,358	896,469,295	34,684,116	44,301,076	28,463,018	37,046,961
End of period	$682,327,865	$ 775,034,358	$38,720,756	$34,684,116	$28,630,793	$28,463,018
	SA Multi-Managed Income/Equity		SA Multi-Managed International Equity		SA Multi-Managed Large Cap Growth
	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ 651,771	$ 493,273	$ 5,229,999	$ 6,169,361	$ (392,655)	$ (220,403)
Net realized gain (loss) on investments and foreign currencies	(1,049,055)	(6,770,415)	7,824,103	1,369,578	36,619,538	(284,924)
Net unrealized gain (loss) on investments and foreign currencies	4,393,126	618,872	23,356,818	(19,059,586)	66,301,586	(87,334,511)
Net increase (decrease) in net assets resulting from operations	3,995,842	(5,658,270)	36,410,920	(11,520,647)	102,528,469	(87,839,838)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(59,351)	(349,709)	(6,968,624)	(24,377,518)	(923,460)	(54,232,686)
Distributable earnings — Class 2	(230,143)	(1,451,387)	(317,544)	(1,182,585)	(86,054)	(4,297,225)
Distributable earnings — Class 3	(146,420)	(922,917)	(213,457)	(815,000)	(49,421)	(2,458,267)
Total distributions to shareholders	(435,914)	(2,724,013)	(7,499,625)	(26,375,103)	(1,058,935)	(60,988,178)
CAPITAL SHARE TRANSACTIONS (Note 7)	(1,286,074)	(2,300,954)	(38,963,024)	(10,739,799)	(113,254,088)	14,130,323
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,273,854	(10,683,237)	(10,051,729)	(48,635,549)	(11,784,554)	(134,697,693)
NET ASSETS:
Beginning of period	36,347,173	47,030,410	311,987,220	360,622,769	367,487,251	502,184,944
End of period	$38,621,027	$ 36,347,173	$301,935,491	$311,987,220	$ 355,702,697	$ 367,487,251
See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Large Cap Value		SA Multi-Managed Mid Cap Growth		SA Multi-Managed Mid Cap Value
	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ 8,028,802	$ 10,434,715	$ (588,211)	$ (384,380)	$ 1,963,240	$ 2,390,902
Net realized gain (loss) on investments and foreign currencies	49,505,237	67,601,762	10,774,887	(12,346,200)	13,530,212	16,021,454
Net unrealized gain (loss) on investments and foreign currencies	30,542,203	(99,346,046)	23,371,544	(10,817,554)	25,648,958	(36,326,060)
Net increase (decrease) in net assets resulting from operations	88,076,242	(21,309,569)	33,558,220	(23,548,134)	41,142,410	(17,913,704)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(73,617,149)	(113,980,675)	—	(35,776,644)	(14,395,630)	(26,646,782)
Distributable earnings — Class 2	(3,020,130)	(3,884,819)	—	(5,597,768)	(1,566,511)	(2,840,515)
Distributable earnings — Class 3	(1,390,248)	(1,828,588)	—	(3,685,524)	(844,671)	(1,660,379)
Total distributions to shareholders	(78,027,527)	(119,694,082)	—	(45,059,936)	(16,806,812)	(31,147,676)
CAPITAL SHARE TRANSACTIONS (Note 7)	(45,661,753)	(77,993,890)	(25,147,544)	23,915,242	(11,878,909)	7,092,016
TOTAL INCREASE (DECREASE) IN NET ASSETS	(35,613,038)	(218,997,541)	8,410,676	(44,692,828)	12,456,689	(41,969,364)
NET ASSETS:
Beginning of period	555,702,453	774,699,994	159,589,672	204,282,500	199,423,545	241,392,909
End of period	$520,089,415	$ 555,702,453	$168,000,348	$159,589,672	$211,880,234	$199,423,545
	SA Multi-Managed Moderate Growth		SA Multi-Managed Small Cap		SA Putnam Asset Allocation Diversified Growth
	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ 518,670	$ 353,985	$ 458,258	$ 728,117	$ 2,471,425	$ 2,394,574
Net realized gain (loss) on investments and foreign currencies	(1,481,670)	(11,252,953)	3,339,603	4,942,112	4,488,222	(6,226,250)
Net unrealized gain (loss) on investments and foreign currencies	10,351,740	(176,904)	19,798,320	(26,239,078)	34,331,346	(11,544,803)
Net increase (decrease) in net assets resulting from operations	9,388,740	(11,075,872)	23,596,181	(20,568,849)	41,290,993	(15,376,479)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(36,854)	(860,708)	(4,969,595)	(31,051,694)	(186,360)	(1,936,387)
Distributable earnings — Class 2	(104,995)	(3,796,446)	(433,013)	(2,355,837)	(540,796)	(6,648,006)
Distributable earnings — Class 3	(60,072)	(3,035,484)	(293,350)	(1,597,719)	(2,138,360)	(24,358,528)
Total distributions to shareholders	(201,921)	(7,692,638)	(5,695,958)	(35,005,250)	(2,865,516)	(32,942,921)
CAPITAL SHARE TRANSACTIONS (Note 7)	(6,177,142)	(378,283)	(28,472,505)	3,444,352	(13,368,278)	18,709,723
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,009,677	(19,146,793)	(10,572,282)	(52,129,747)	25,057,199	(29,609,677)
NET ASSETS:
Beginning of period	58,125,591	77,272,384	178,378,212	230,507,959	181,929,617	211,539,294
End of period	$61,135,268	$ 58,125,591	$167,805,930	$178,378,212	$206,986,816	$181,929,617
See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA T. Rowe Price Growth Stock
	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ (1,153,272)	$ (1,306,100)
Net realized gain (loss) on investments and foreign currencies	43,634,800	10,763,931
Net unrealized gain (loss) on investments and foreign currencies	46,358,698	(86,712,271)
Net increase (decrease) in net assets resulting from operations	88,840,226	(77,254,440)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(8,094,504)	(37,547,847)
Distributable earnings — Class 2	(1,214,220)	(4,723,285)
Distributable earnings — Class 3	(1,013,724)	(3,843,546)
Total distributions to shareholders	(10,322,448)	(46,114,678)
CAPITAL SHARE TRANSACTIONS (Note 7)	(87,606,837)	(19,216,446)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,089,059)	(142,585,564)
NET ASSETS:
Beginning of period	272,641,098	415,226,662
End of period	$263,552,039	$ 272,641,098
See Notes to Financial Statements

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization
    Seasons Series Trust (the “Trust”), a Massachusetts business trust, is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust is currently comprised of 19 portfolios (each, a “Portfolio,” and collectively, the “Portfolios”). SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly owned subsidiary of Corebridge Financial, Inc. (“Corebridge”), serves as investment adviser for all the Portfolios of the Trust.  American International Group, Inc.'s (“AIG”) share ownership of Corebridge, the publicly-traded parent company of SAAMCo, and the rights granted to AIG by Corebridge as part of a separation agreement between AIG and Corebridge, provide AIG with control over Corebridge's corporate and business activities.
    Shares of the Portfolios are issued and redeemed in connection with investments in and payments under variable annuity contracts and variable life policies (collectively, the “Variable Contracts”) offered by life insurance companies affiliated with the Adviser (the “Life Companies”), and are also offered to certain affiliated mutual funds. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.
    Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 shares and Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 shares and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 shares and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.
    Each of the Portfolios represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees may establish additional portfolios or classes in the future. Six of the Portfolios, called the “Seasons Strategies Portfolios,” are available only through the selection of one of four “strategies” described in the Seasons Variable Contract prospectus. The Seasons Strategies Portfolios may also be available indirectly through certain investment options under other Variable Contracts offered by the Life Companies. Thirteen additional Portfolios, called the “Seasons Select Portfolios,” the “Seasons Focused Portfolio” and the “Seasons Managed Allocation Portfolios,” are available in addition to the Seasons Strategies Portfolios as variable investment options under Variable Contracts offered by the Life Companies. Please refer to your Seasons Variable Contract prospectus for sales and/or redemption charges under your Variable Contract.
    Each Seasons Manged Allocation Portfolio is structured as a “fund-of-funds” which means that it pursues its principal investment strategy by investing its assets in a combination of the portfolios of the Trust and certain other affiliated mutual funds (collectively, the “Underlying Portfolios”).
    Each Portfolio is diversified with the exception of SA Multi-Managed Large Cap Growth Portfolio and SA T. Rowe Price Growth Stock Portfolio, which are non-diversified as defined by the 1940 Act.
    The investment goal for each Portfolio is as follows:
    Seasons Strategies Portfolios
    The SA Multi-Managed Growth Portfolio seeks long-term growth of capital by allocating its assets among three distinct, actively-managed investment components, each with a different investment strategy, which include a small-cap growth component, a fixed income component and a growth component.
    The SA Multi-Managed Income Portfolio seeks capital preservation by allocating its assets among two distinct, actively managed investment components, each with a different investment strategy which include a fixed income component and a growth component.
    The SA Multi-Managed Income/Equity Portfolio seeks conservation of principal while maintaining some potential for long-term growth of capital by allocating its assets among two distinct, actively-managed investment components, each with a different investment strategy, which include a fixed income component and a growth component.
    The SA Multi-Managed Moderate Growth Portfolio seeks long-term growth of capital, with capital preservation as a secondary objective by allocating its assets among three distinct, actively-managed investment components, each with a different investment strategy, which include a small-cap growth component, a fixed income component and a growth component.
    The SA Putnam Asset Allocation Diversified Growth Portfolio seeks capital appreciation by investing, under normal circumstances, through strategic allocation of approximately 80% (with a range of 65-95%) of its assets in equity securities and approximately 20% (with a range of 5-35%) of its assets in fixed income securities.
    The SA T. Rowe Price Growth Stock Portfolio seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks of a diversified group of growth companies.
     Seasons Select Portfolios
    The SA American Century Inflation Portfolio seeks long-term total return using a strategy that seeks to protect against U.S. inflation.
    The SA Multi-Managed Diversified Fixed Income Portfolio seeks relatively high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, asset- and mortgage-backed securities, investment-grade debt securities, and lower-rated fixed income securities, or junk bonds.
    The SA Multi-Managed International Equity Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

    The SA Multi-Managed Large Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies selected through a growth strategy.
    The SA Multi-Managed Large Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.
    The SA Multi-Managed Mid Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a growth strategy.
    The SA Multi-Managed Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a value strategy.
    The SA Multi-Managed Small Cap Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small-cap companies.
     Seasons Focused Portfolio
    The SA Columbia Focused Value Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of value criteria. The Portfolio invests primarily in equity securities of large-cap companies.
    Seasons Managed Allocation Portfolios
    The SA Allocation Balanced Portfolio seeks long-term capital appreciation and current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests no more than 70% of its net assets in equity portfolios.
    The SA Allocation Growth Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 70% of its net assets in equity portfolios.
    The SA Allocation Moderate Growth Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 30% and no more than 90% of its net assets in equity portfolios and at least 10% and no more than 70% of its net assets in fixed income portfolios.
    The SA Allocation Moderate Portfolio seeks long-term capital appreciation and moderate current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 20% and no more than 80% of its net assets in equity portfolios and at least 20% and no more than 80% of its net assets in fixed income portfolios.
     Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.
Note 2 — Significant Accounting Policies
    The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements:
     Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
    Level 1 — Unadjusted quoted prices in active markets for identical securities
    Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”), etc.)
    Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

    Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of March 31, 2024, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
    As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.
    Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from an independent pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.
    Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
    Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
    Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
    Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
    The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all fund investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
    Inflation-Indexed Bonds: Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation- indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.
     Loans: Certain Portfolios invest in senior loans which generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis.
     Mortgage-Backed Dollar Rolls: Certain Portfolios may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.
    Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.
    As of March 31, 2024, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	16.31%	$1,625,000
SA Multi-Managed Growth Portfolio	1.36	135,000
SA Multi-Managed Income Portfolio	2.11	210,000
SA Multi-Managed Income/Equity Portfolio	3.46	345,000
SA Multi-Managed Large Cap Value Portfolio	5.37	535,000
SA Multi-Managed Mid Cap Growth Portfolio	1.05	105,000
SA Multi-Managed Moderate Growth Portfolio	3.76	375,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Bank of America Securities LLC, dated March 28, 2024, bearing interest at a rate of 5.31% per annum, with a principal amount of $9,963,000, a repurchase price of $9,968,878, and a maturity date of April 1, 2024. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.63%	05/31/2027	$10,628,000	$10,178,080
    As of March 31, 2024, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	16.40%	$1,640,000
SA Multi-Managed Growth Portfolio	1.55	155,000
SA Multi-Managed Income Portfolio	2.20	220,000
SA Multi-Managed Income/Equity Portfolio	3.60	360,000
SA Multi-Managed Large Cap Value Portfolio	5.50	550,000
SA Multi-Managed Mid Cap Growth Portfolio	1.10	110,000
SA Multi-Managed Moderate Growth Portfolio	3.95	395,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

    Barclays Capital, Inc., dated March 28, 2024, bearing interest at a rate of 5.31% per annum, with a principal amount of $10,000,000, a repurchase price of $10,005,900, and a maturity date of April 1, 2024. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	4.00%	11/15/2042	$10,664,000	$10,212,328
    As of March 31, 2024, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	16.30%	$1,630,000
SA Multi-Managed Growth Portfolio	1.35	135,000
SA Multi-Managed Income Portfolio	2.10	210,000
SA Multi-Managed Income/Equity Portfolio	3.45	345,000
SA Multi-Managed Large Cap Value Portfolio	5.35	535,000
SA Multi-Managed Mid Cap Growth Portfolio	1.05	105,000
SA Multi-Managed Moderate Growth Portfolio	3.75	375,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    BNP Paribas SA, dated March 28, 2024, bearing interest at a rate of 5.31% per annum, with a principal amount of $10,000,000, a repurchase price of $10,005,900, and a maturity date of April 1, 2024. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.50%	06/30/2027	$11,542,300	$10,222,698
    As of March 31, 2024, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	16.31%	$1,625,000
SA Multi-Managed Growth Portfolio	1.35	135,000
SA Multi-Managed Income Portfolio	2.11	210,000
SA Multi-Managed Income/Equity Portfolio	3.46	345,000
SA Multi-Managed Large Cap Value Portfolio	5.37	535,000
SA Multi-Managed Mid Cap Growth Portfolio	1.05	105,000
SA Multi-Managed Moderate Growth Portfolio	3.76	375,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Deutsche Bank AG, dated March 28, 2024, bearing interest at a rate of 5.31% per annum, with a principal amount of $9,964,000, a repurchase price of $9,969,879, and a maturity date of April 1, 2024. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.75%	07/31/2027	$10,707,000	$10,228,631
    As of March 31, 2024, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	16.31%	$1,625,000
SA Multi-Managed Growth Portfolio	1.36	135,000
SA Multi-Managed Income Portfolio	2.11	210,000
SA Multi-Managed Income/Equity Portfolio	3.46	345,000
SA Multi-Managed Large Cap Value Portfolio	5.37	535,000
SA Multi-Managed Mid Cap Growth Portfolio	1.05	105,000
SA Multi-Managed Moderate Growth Portfolio	3.76	375,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

    RBS Securities, Inc., dated March 28, 2024, bearing interest at a rate of 5.30% per annum, with a principal amount of $9,963,000 a repurchase price of $9,968,867, and a maturity date of April 1, 2024. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.00%	01/15/2027	$10,195,000	$10,171,979
    Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio‘s yield.
     When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.
     Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.
    The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.
    Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.
     Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis.  Realized gains and losses on the sale of investments are calculated on the identified cost basis.  Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.  Distributions from income from underlying mutual fund investments, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying mutual fund investments, if any, are recorded to realized gains on the ex-dividend date.
    Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.
    Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.
    Income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).
    Expenses common to all Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. The expenses included in the accompanying financial statements reflect the expenses of each of the respective funds and do not include indirect expenses associated with the investments in the Underlying Portfolios. “Fees paid indirectly” in the Statement of Operations represents expense reductions used to offset non-affiliated expenses resulting from participation in a commission recapture program.
    Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

    The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.
    Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.
    Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of recognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. The Portfolios federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Recent Accounting and Regulatory Developments
    In June 2022, the FASB issued ASU No. 2022-03, “Fair Value Measurement”, which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with ASU 2022-03. The effective date for the amendments is for fiscal years beginning after
December 15, 2023 and interim periods within those fiscal years. Management expects that the adoption of the guidance will not have a material impact on the financial statements.
    In October 2022, the Securities and Exchange Commission (“SEC”) adopted rule and form amendments that require open-ended mutual funds and exchange-traded funds (“ETFs”) to prepare and transmit tailored unaudited annual and semi-annual shareholder reports (“TSRs”), that highlight key information to investors, within 60 days of period-end. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. These rules have a compliance date of July 24, 2024.
Note 3 — Derivative Instruments
     Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
    Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
     Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.
    Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

     Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
    Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in losses in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
    Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
     Swap Contracts: Certain Portfolios may enter into credit default, inflation, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolio and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).
    Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
    Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.
    Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.
    Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
    Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment / performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.
    Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Equity Swap Agreements: Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.
    The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.
    Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).
    A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.
    Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Inflation Swap Agreements:  In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on the same notional amount.  The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount.  If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.
    Inflation swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.
    Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

    A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap.
    Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Portfolio securities transactions.
    Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict  the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.
     Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
    The following tables represent the value of derivatives held as of March 31, 2024, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended March 31, 2024. For a detailed presentation of derivatives held as of March 31, 2024, please refer to the schedule at the end of each Portfolio’s Portfolio of Investments.
	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)	Swaps Contracts(2)	Purchased Options Contracts(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)	Swap Contracts(5)	Options Written Contracts(6)	Foreign Forward Exchange Contracts(7)
Portfolio	Inflation Contracts
SA American Century Inflation Protection	$ —	$562,136	$ —	$—	$ —	$1,488,397	$ —	$—
	Interest Rate Contracts
SA American Century Inflation Protection	150,353	—	—	—	31,885	—	—	—
SA Multi-Managed Diversified Fixed Income	48,409	477,180	—	—	370,183	—	—	—
SA Multi-Managed Growth	1,878	47,236	—	—	3,106	—	—	—
SA Multi-Managed Income	7,923	22,277	—	—	18,149	—	—	—
SA Multi-Managed Income/Equity	8,488	28,927	—	—	12,745	—	—	—
SA Multi-Managed Moderate Growth	5,784	22,817	—	—	12,166	—	—	—
SA Putnam Asset Allocation Diversified Growth	9,078	—	—	—	2,398	—	—	—
	Equity Contracts
SA Multi-Managed Growth	1,725	—	—	—	—	—	—	—
SA Multi-Managed International Equity	2,995	—	—	—	—	—	—	—
SA Multi-Managed Large Cap Growth	12,211	—	—	—	—	—	—	—
SA Multi-Managed Large Cap Value	18,317	—	—	—	—	—	—	—
SA Multi-Managed Mid Cap Growth	10,412	—	—	—	—	—	—	—
SA Multi-Managed Mid Cap Value	10,412	—	—	—	—	—	—	—
SA Multi-Managed Moderate Growth	6,703	—	—	—	—	—	—	—
SA Multi-Managed Small Cap	22,373	—	—	—	—	—	—	—
SA Putnam Asset Allocation Diversified Growth	20,703	—	91,572	—	59,953	267	23,946	—

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)	Swaps Contracts(2)	Purchased Options Contracts(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)	Swap Contracts(5)	Options Written Contracts(6)	Foreign Forward Exchange Contracts(7)
Portfolio	Foreign Exchange Contracts
SA American Century Inflation Protection	$—	$—	$ —	$128,157	$—	$—	$—	$ —
SA Multi-Managed Diversified Fixed Income	—	—	—	130,092	—	—	—	—
SA Multi-Managed Growth	—	—	39,267	1,239	—	—	—	134
SA Multi-Managed Income	—	—	9,176	9,252	—	—	—	619
SA Multi-Managed Income/Equity	—	—	23,692	8,164	—	—	—	418
SA Multi-Managed Large Cap Growth	—	—	226,866	—	—	—	—	—
SA Multi-Managed Large Cap Value	—	—	—	44,637	—	—	—	2,244
SA Multi-Managed Moderate Growth	—	—	47,018	8,100	—	—	—	418
SA Putnam Asset Allocation Diversified Growth	—	—	—	11,743	—	—	—	62,989

(1)	Amount represents cumulative appreciation/depreciation on futures as disclosed in the Portfolio of Investments. Only the Variation margin on futures contracts is separately disclosed on the Statements of Assets and Liabilities.
(2)	Unrealized appreciation on swap contracts
(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Unrealized depreciation on swap contracts
(6)	Call and put options written, at value
(7)	Unrealized depreciation on forward foreign currency contracts
	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
Portfolio	Inflation Contracts
SA American Century Inflation Protection	$ —	$ 136,778	$—	$ —	$ —
	Interest Rate Contracts
SA American Century Inflation Protection	(4,447,317)	—	—	—	—
SA Multi-Managed Diversified Fixed Income	2,872,004	54,683	—	—	—
SA Multi-Managed Growth	24,667	(390)	—	—	—
SA Multi-Managed Income	74,493	5,296	—	—	—
SA Multi-Managed Income/Equity	87,616	6,398	—	—	—
SA Multi-Managed Moderate Growth	72,237	3,241	—	—	—
SA Putnam Asset Allocation Diversified Growth	366,336	—	—	—	—
	Equity Contracts
SA Multi-Managed Growth	32,189	—	—	—	—
SA Multi-Managed International Equity	499,875	—	—	—	—
SA Multi-Managed Large Cap Growth	102,462	—	—	—	—
SA Multi-Managed Large Cap Value	153,693	—	—	—	—
SA Multi-Managed Mid Cap Growth	39,179	—	—	—	—
SA Multi-Managed Mid Cap Value	39,180	—	—	—	—
SA Multi-Managed Moderate Growth	56,007	—	—	—	—
SA Multi-Managed Small Cap	213,338	—	—	—	—
SA Putnam Asset Allocation Diversified Growth	(1,796,112)	42,830	—	—	—
	Credit Contracts
SA Multi-Managed Diversified Fixed Income	—	(169,302)	—	—	—
SA Multi-Managed Growth	—	4,160	—	—	—
SA Multi-Managed Income	—	(4,542)	—	—	—
SA Multi-Managed Income/Equity	—	(4,547)	—	—	—
SA Multi-Managed Moderate Growth	—	(4,559)	—	—	—
	Foreign Forward Exchange Contracts
SA American Century Inflation Protection	—	—	—	—	232,080
SA Multi-Managed Diversified Fixed Income	—	—	—	—	(217,102)
SA Multi-Managed Growth	—	—	—	(60,362)	(3,579)
SA Multi-Managed Income	—	—	—	(16,466)	(13,769)
SA Multi-Managed Income/Equity	—	—	—	(39,051)	(13,020)
SA Multi-Managed Large Cap Growth	—	—	—	(296,152)	—

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
Portfolio	Foreign Forward Exchange Contracts
SA Multi-Managed Large Cap Value	$—	$—	$—	$ —	$ 33,986
SA Multi-Managed Moderate Growth	—	—	—	(79,010)	(13,101)
SA Putnam Asset Allocation Diversified Growth	—	—	—	—	(135,629)
	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)
Portfolio	Inflation Contracts
SA American Century Inflation Protection	$ —	$168,792	$ —	$ —	$ —
	Interest Rate Contracts
SA American Century Inflation Protection	(2,089,940)	—	—	—	—
SA Multi-Managed Diversified Fixed Income	1,140,471	579,897	—	—	—
SA Multi-Managed Growth	10,482	19,300	—	—	—
SA Multi-Managed Income	93,461	23,543	—	—	—
SA Multi-Managed Income/Equity	62,026	30,926	—	—	—
SA Multi-Managed Moderate Growth	66,545	24,221	—	—	—
SA Putnam Asset Allocation Diversified Growth	(106,913)	—	—	—	—
	Equity Contracts
SA Multi-Managed Growth	(2,283)	—	—	—	—
SA Multi-Managed International Equity	(331,799)	—	—	—	—
SA Multi-Managed Large Cap Growth	(6,417)	—	—	—	—
SA Multi-Managed Large Cap Value	(9,624)	—	—	—	—
SA Multi-Managed Mid Cap Growth	4,434	—	—	—	—
SA Multi-Managed Mid Cap Value	4,434	—	—	—	—
SA Multi-Managed Moderate Growth	(1,322)	—	—	—	—
SA Multi-Managed Small Cap	(2,438)	—	—	—	—
SA Putnam Asset Allocation Diversified Growth	828,804	(1,775)	68,496	(422,188)	—
	Credit Contracts
SA Multi-Managed Diversified Fixed Income	—	30,159	—	—	—
SA Multi-Managed Growth	—	684	—	—	—
SA Multi-Managed Income	—	1,800	—	—	—
SA Multi-Managed Income/Equity	—	1,800	—	—	—
SA Multi-Managed Moderate Growth	—	1,806	—	—	—
	Foreign Forward Exchange Contracts
SA American Century Inflation Protection	—	—	—	—	128,157
SA Multi-Managed Diversified Fixed Income	—	—	—	—	265,335
SA Multi-Managed Growth	—	—	—	1,453	2,754
SA Multi-Managed Income	—	—	—	1,230	18,352
SA Multi-Managed Income/Equity	—	—	—	1,613	16,308
SA Multi-Managed Large Cap Growth	—	—	—	(42,386)	—
SA Multi-Managed Large Cap Value	—	—	—	—	146,306
SA Multi-Managed Moderate Growth	—	—	—	4,237	16,481
SA Putnam Asset Allocation Diversified Growth	—	—	—	—	(20,988)

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on written options contracts
(4)	Net realized gain (loss) on investments
(5)	Net realized gain (loss) on forward contracts
(6)	Change in unrealized appreciation (depreciation) on futures contracts
(7)	Change in unrealized appreciation (depreciation) on swap contracts
(8)	Change in unrealized appreciation (depreciation) on written options contracts
(9)	Change in unrealized appreciation (depreciation) on investments
(10)	Change in unrealized appreciation (depreciation) on forward contracts

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

    The following table represents the average monthly balances of derivatives held during the year ended March 31, 2024.
	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Foreign Forward Exchange Contracts(1)	Purchased Call Options Contracts(2)	Purchased Put Options Contracts(2)	Inflation Swaps Contracts(1)	Interest Rate Swap Contracts(1)	Credit Default Swap Contracts(1)	Equity Swaps(2)	Written Put Option Contracts(2)
SA American Century Inflation Protection	$131,107,988	$18,394,288	$ —	$ —	$252,212,500	$ —	$ —	$ —	$ —
SA Multi-Managed Diversified Fixed Income	112,875,162	9,697,684	—	—	—	6,428,333	2,000,000	—	—
SA Multi-Managed Growth	2,948,215	112,879	33,853	—	—	195,000	19,500	—	—
SA Multi-Managed Income	7,501,409	709,618	8,711	—	—	363,750	51,500	—	—
SA Multi-Managed Income/Equity	7,281,650	641,341	21,437	—	—	410,000	51,500	—	—
SA Multi-Managed International Equity	1,821,713	—	—	—	—	—	—	—	—
SA Multi-Managed Large Cap Growth	460,125	—	196,644	—	—	—	—	—	—
SA Multi-Managed Large Cap Value	690,188	13,852,168	—	—	—	—	—	—	—
SA Multi-Managed Mid Cap Growth	266,098	—	—	—	—	—	—	—	—
SA Multi-Managed Mid Cap Value	266,098	—	—	—	—	—	—	—	—
SA Multi-Managed Moderate Growth	8,073,341	640,005	42,761	—	—	372,917	51,500	—	—
SA Multi-Managed Small Cap	1,338,118	—	—	—	—	—	—	—	—
SA Putnam Asset Allocation Diversified Growth	15,995,897	6,330,875	—	272,434	—	—	—	111,315	44,311

(1)	Amounts represent notional amounts in US dollars.
(2)	Amounts represent values in US dollars.
    The following table represents the Portfolio’s objectives for using derivative instruments for the year ended March 31, 2024:
	Objectives for Using Derivatives
Portfolio	Futures Contracts	Foreign Forward Exchange Contracts	Options Contracts	Inflation Swap Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Equity Swap Contracts
SA American Century Inflation Protection	1	2	—	3	—	—	—
SA Multi-Managed Diversified Fixed Income . . ..	1	2	—	—	1	3, 4	—
SA Multi-Managed Growth	1, 5	2	6	—	1	3, 4	—
SA Multi-Managed Income	1	2	6	—	1	3, 4	—
SA Multi-Managed Income/Equity	1	2	6	—	1	3, 4	—
SA Multi-Managed International Equity	5	—	—	—	—	—	—
SA Multi-Managed Large Cap Growth	5	—	6	—	—	—	—
SA Multi-Managed Large Cap Value	5	2	—	—	—	—	—
SA Multi-Managed Mid Cap Growth	5	—	—	—	—	—	—
SA Multi-Managed Mid Cap Value	5	—	—	—	—	—	—
SA Multi-Managed Moderate Growth	1, 5	2	6	—	1	3, 4	—
SA Multi-Managed Small Cap	5	—	—	—	—	—	—
SA Putnam Asset Allocation Diversified Growth . ..	1, 5	2	3	—	—	—	3

(1)	To manage interest rate risk and the duration of the portfolio.
(2)	To manage foreign currency exchange rate risk.
(3)	To manage against or gain exposure to certain securities and/or sectors.
(4)	To manage credit risk.
(5)	To manage exposures in certain securities markets.
(6)	To manage foreign currency risk resulting directly or indirectly from investments in equity holdings.
    The following tables set forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of March 31, 2024. The repurchase agreements held by the Portfolios as of March 31, 2024, are also subject to Master Agreements but are not

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.
	SA American Century Inflation Protection Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Goldman Sachs International	$128,157	$—	$—	$128,157	$—	$—	$—	$—	$128,157	$—	$128,157
Total	$128,157	$—	$—	$128,157	$—	$—	$—	$—	$128,157	$—	$128,157

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Multi-Managed Diversified Fixed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas SA	$124,354	$—	$—	$124,354	$—	$—	$—	$—	$124,354	$—	$124,354
Goldman Sachs International	4,014	—	—	4,014	—	—	—	—	4,014	—	4,014
HSBC Bank PLC	1,724	—	—	1,724	—	—	—	—	1,724	—	1,724
Total	$130,092	$—	$—	$130,092	$—	$—	$—	$—	$130,092	$—	$130,092

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Multi-Managed Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas SA	$1,145	$—	$ —	$ 1,145	$ —	$—	$—	$ —	$ 1,145	$ —	$ 1,145
Goldman Sachs International	94	—	17,123	17,217	—	—	—	—	17,217	—	17,217
JPMorgan Chase Bank, N.A.	—	—	21,205	21,205	—	—	—	—	21,205	—	21,205
Natwest Markets PLC	—	—	—	—	134	—	—	134	(134)	—	(134)
Standard Chartered Bank	—	—	939	939	—	—	—	—	939	(939)	—
Total	$1,239	$—	$39,267	$40,506	$134	$—	$—	$134	$40,372	$(939)	$39,433

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Multi-Managed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas SA	$8,975	$—	$ —	$ 8,975	$ —	$—	$—	$ —	$ 8,975	$—	$ 8,975
Goldman Sachs International	277	—	4,037	4,314	—	—	—	—	4,314	—	4,314
JPMorgan Chase Bank, N.A.	—	—	4,894	4,894	—	—	—	—	4,894	—	4,894

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Multi-Managed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Natwest Markets PLC	$ —	$—	$ —	$ —	$619	$—	$—	$619	$ (619)	$—	$ (619)
Standard Chartered Bank	—	—	245	245	—	—	—	—	245	—	245
Total	$9,252	$—	$9,176	$18,428	$619	$—	$—	$619	$17,809	$—	$17,809

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Multi-Managed Income/Equity Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas SA	$7,885	$—	$ —	$ 7,885	$ —	$—	$—	$ —	$ 7,885	$—	$ 7,885
Goldman Sachs International	279	—	10,368	10,647	—	—	—	—	10,647	—	10,647
JPMorgan Chase Bank, N.A.	—	—	12,721	12,721	—	—	—	—	12,721	—	12,721
Natwest Markets PLC	—	—	—	—	418	—	—	418	(418)	—	(418)
Standard Chartered Bank	—	—	603	603	—	—	—	—	603	—	603
Total	$8,164	$—	$23,692	$31,856	$418	$—	$—	$418	$31,438	$—	$31,438

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Multi-Managed Large Cap Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Goldman Sachs International	$—	$—	$101,780	$101,780	$—	$—	$—	$—	$101,780	$(100,000)	$1,780
JPMorgan Chase Bank, N.A.	—	—	119,502	119,502	—	—	—	—	119,502	(119,502)	—
Standard Chartered Bank	—	—	5,584	5,584	—	—	—	—	5,584	(5,584)	—
Total	$—	$—	$226,866	$226,866	$—	$—	$—	$—	$226,866	$(225,086)	$1,780

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Multi-Managed Large Cap Value Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$ 8,898	$—	$—	$ 8,898	$ —	$—	$—	$ —	$ 8,898	$—	$ 8,898
Goldman Sachs and Co. LLC	—	—	—	—	2,244	—	—	2,244	(2,244)	—	(2,244)
JPMorgan Chase Bank, N.A.	8,522	—	—	8,522	—	—	—	—	8,522	—	8,522
Morgan Stanley & Co. International PLC	17,302	—	—	17,302	—	—	—	—	17,302	—	17,302
UBS AG	9,915	—	—	9,915	—	—	—	—	9,915	—	9,915
Total	$44,637	$—	$—	$44,637	$2,244	$—	$—	$2,244	$42,393	$—	$42,393

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Multi-Managed Moderate Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas SA	$7,830	$—	$ —	$ 7,830	$ —	$—	$—	$ —	$ 7,830	$ —	$ 7,830
Goldman Sachs International	270	—	20,517	20,787	—	—	—	—	20,787	—	20,787
JPMorgan Chase Bank, N.A.	—	—	25,303	25,303	—	—	—	—	25,303	—	25,303
Natwest Markets PLC	—	—	—	—	418	—	—	418	(418)	—	(418)
Standard Chartered Bank	—	—	1,198	1,198	—	—	—	—	1,198	(1,198)	—
Total	$8,100	$—	$47,018	$55,118	$418	$—	$—	$418	$54,700	$(1,198)	$53,502

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Putnam Asset Allocation Diversified Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$ —	$—	$ —	$ —	$13,575	$267	$ —	$13,842	$(13,842)	$—	$(13,842)
Barclays Bank PLC	—	—	—	—	32	—	—	32	(32)	—	(32)
Citibank, N.A.	1,021	—	91,572	92,593	469	—	23,946	24,415	68,178	—	68,178
Goldman Sachs International	2,126	—	—	2,126	10,556	—	—	10,556	(8,430)	—	(8,430)
HSBC Bank PLC	528	—	—	528	10,229	—	—	10,229	(9,701)	—	(9,701)
JPMorgan Chase Bank, N.A.	1,227	—	—	1,227	7,889	—	—	7,889	(6,662)	—	(6,662)
Morgan Stanley & Co. International PLC	433	—	—	433	7,629	—	—	7,629	(7,196)	—	(7,196)
Natwest Markets PLC	87	—	—	87	9	—	—	9	78	—	78
State Street Bank & Trust Co.	6,286	—	—	6,286	12,599	—	—	12,599	(6,313)	—	(6,313)
UBS AG	35	—	—	35	2	—	—	2	33	—	33
Total	$11,743	$—	$91,572	$103,315	$62,989	$267	$23,946	$87,202	$ 16,113	$—	$ 16,113

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
Note 4 — Federal Income Taxes
    The following details the tax basis of distributions as well as the components of distributable earnings.  The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, straddle loss deferrals, contingent payment debt securities, inflation securities, investments in partnerships, treatment of defaulted securities and derivative transactions.
	Distributable Earnings			Tax Distributions
	For the year ended March 31, 2024
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA Allocation Balanced	$ 4,356,197	$ (1,293,402)	$ (15,141,559)	$ 5,200,365	$12,260,643
SA Allocation Growth	5,525,237	8,889,785	1,419,875	8,807,433	36,010,946
SA Allocation Moderate Growth	7,080,087	8,130,750	(1,672,854)	10,750,235	36,079,506
SA Allocation Moderate	4,472,154	2,528,532	(9,115,590)	6,204,722	18,782,783
SA American Century Inflation Protection	18,624,560	(49,742,199)	(58,975,253)	28,222,012	—
SA Columbia Focused Value	5,819,664	29,318,247	80,464,848	4,936,234	18,333,995
SA Multi-Managed Diversified Fixed Income	21,944,451	(65,887,030)	(66,186,346)	17,133,952	—
SA Multi-Managed Growth	33,680	(9,043,302)	5,138,218	—	—
SA Multi-Managed Income	624,533	(4,592,527)	(1,387,832)	522,031	—
SA Multi-Managed Income/Equity	577,444	(7,156,436)	(615,749)	435,914	—
SA Multi-Managed International Equity	7,070,682	5,233,043	55,621,314	6,632,404	867,221
SA Multi-Managed Large Cap Growth	1,389,294	35,639,571	105,288,209	—	1,058,935

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	Distributable Earnings			Tax Distributions
	For the year ended March 31, 2024
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA Multi-Managed Large Cap Value	$32,561,538	$ 24,032,606	$ 48,847,132	$10,747,977	$67,279,550
SA Multi-Managed Mid Cap Growth	—	(1,225,211)	33,224,587	—	—
SA Multi-Managed Mid Cap Value	2,872,034	12,305,733	48,372,542	2,300,321	14,506,491
SA Multi-Managed Moderate Growth	426,208	(13,385,355)	5,800,593	201,921	—
SA Multi-Managed Small Cap	1,259,365	2,190,367	26,152,364	668,973	5,026,985
SA Putnam Asset Allocation Diversified Growth	2,618,600	(1,167,860)	44,386,416	2,865,516	—
SA T. Rowe Price Growth Stock	1,912,947	39,648,957	90,093,446	—	10,322,448

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.
	Tax Distributions
	For the year ended March 31, 2023
Portfolio	Ordinary Income	Long-Term Capital Gains
SA Allocation Balanced	$ 6,649,554	$11,844,721
SA Allocation Growth	9,324,721	22,056,325
SA Allocation Moderate Growth	13,608,667	31,491,806
SA Allocation Moderate	8,159,367	18,075,727
SA American Century Inflation Protection	25,613,789	—
SA Columbia Focused Value	6,170,511	33,363,542
SA Multi-Managed Diversified Fixed Income	18,471,549	—
SA Multi-Managed Growth	—	6,109,542
SA Multi-Managed Income	449,848	1,089,179
SA Multi-Managed Income/Equity	266,713	2,457,300
SA Multi-Managed International Equity	6,884,084	19,491,019
SA Multi-Managed Large Cap Growth	29,803	60,958,375
SA Multi-Managed Large Cap Value	22,271,283	97,422,799
SA Multi-Managed Mid Cap Growth	2,293,640	42,766,296
SA Multi-Managed Mid Cap Value	7,521,793	23,625,883
SA Multi-Managed Moderate Growth	325,352	7,367,286
SA Multi-Managed Small Cap	4,420,598	30,584,652
SA Putnam Asset Allocation Diversified Growth	6,700,659	26,242,262
SA T. Rowe Price Growth Stock	—	46,114,678
    As of March 31, 2024, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:
	Capital Loss Carryforward Unlimited
Portfolio	ST	LT
SA Allocation Balanced	$ 16,514	$ 1,276,888
SA American Century Inflation Protection	22,756,637	26,985,562
SA Multi-Managed Diversified Fixed Income	29,192,398	36,694,632
SA Multi-Managed Growth	3,364,236	5,679,066
SA Multi-Managed Income	2,222,578	2,369,949
SA Multi-Managed Income/Equity	2,041,552	5,114,884
SA Multi-Managed Mid Cap Growth	1,225,211	—
SA Multi-Managed Moderate Growth	4,080,309	9,305,046
SA Putnam Asset Allocation Diversified Growth	1,167,860	—

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

    The Portfolios indicated below, utilized capital loss carryforwards, which offset net realized taxable gains in the year ended March 31, 2024.
Portfolio	Capital Loss Carryforward Utilized
SA Multi-Managed Growth	$ 590,076
SA Multi-Managed Income/Equity	503,317
SA Multi-Managed Mid Cap Growth	11,103,788
SA Multi-Managed Moderate Growth	722,241
SA Putnam Asset Allocation Diversified Growth	5,548,187
    For the year ended March 31, 2024, the reclassifications between total accumulated earnings (loss) and paid-in capital resulting from book/tax differences were as follows:
Portfolio	Accumulated Earnings(Loss)	Paid-In Capital
SA Multi-Managed Income/Equity	$ 642	$ (642)
SA Multi-Managed Large Cap Growth	962,834	(962,834)
SA Multi-Managed Mid Cap Growth	686,289	(686,289)
    The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:
Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
SA Allocation Balanced	$ 7,512,986	$(22,654,545)	$ (15,141,559)	$257,726,120
SA Allocation Growth	24,461,122	(23,041,246)	1,419,876	455,967,475
SA Allocation Moderate Growth	29,458,080	(31,130,934)	(1,672,854)	494,620,711
SA Allocation Moderate	12,909,519	(22,025,109)	(9,115,590)	291,284,551
SA American Century Inflation Protection	1,217,415	(60,192,333)	(58,974,918)	615,430,216
SA Columbia Focused Value	96,512,279	(16,047,431)	80,464,848	251,433,291
SA Multi-Managed Diversified Fixed Income	5,021,592	(71,207,171)	(66,185,579)	912,012,963
SA Multi-Managed Growth	7,846,620	(2,708,381)	5,138,239	34,910,736
SA Multi-Managed Income	1,632,553	(3,020,328)	(1,387,775)	36,328,250
SA Multi-Managed Income/Equity	3,696,324	(4,312,010)	(615,686)	45,092,666
SA Multi-Managed International Equity	79,827,446	(24,168,550)	55,658,896	243,807,372
SA Multi-Managed Large Cap Growth	120,595,208	(15,306,971)	105,288,237	247,845,552
SA Multi-Managed Large Cap Value	71,139,176	(22,290,326)	48,848,850	468,198,773
SA Multi-Managed Mid Cap Growth	40,060,833	(6,836,246)	33,224,587	134,893,379
SA Multi-Managed Mid Cap Value	57,463,463	(9,090,519)	48,372,944	163,555,773
SA Multi-Managed Moderate Growth	10,337,600	(4,536,705)	5,800,895	60,200,156
SA Multi-Managed Small Cap	41,032,112	(14,879,748)	26,152,364	139,965,860
SA Putnam Asset Allocation Diversified Growth	51,012,901	(6,570,527)	44,442,374	169,596,622
SA T. Rowe Price Growth Stock	98,121,296	(8,027,739)	90,093,557	178,344,142
Note 5 — Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)
    SAAMCo serves as investment adviser to the Trust and employs investment subadvisers that make investment decisions for all or portions of certain of the Portfolios. The Portfolios pay SAAMCo a monthly fee, calculated daily based on net assets at the annual rates set forth in the table below. SAAMCo has contractually (unless otherwise indicated) agreed to waive a portion of its advisory fee for certain Portfolios.  The subadvisers are compensated for their services by SAAMCo.
Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA Allocation Balanced		0.10%	0.09%
SA Allocation Growth		0.10%	0.09%
SA Allocation Moderate Growth		0.10%	0.09%
SA Allocation Moderate		0.10%	0.09%
SA American Century Inflation Protection	American Century Invesment Management, Inc.	0.60% on the first $500 million 0.55% over $500 million	0.54% on the first $500 million 0.49% over $500 million * * Voluntary Waiver

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA Columbia Focused Value	Columbia Management Investment Advisers, LLC	1.00% on the first $250 million 0.95% on the next $250 million 0.90% over $500 million	0.67%
SA Multi-Managed Diversified Fixed Income	PineBridge Investments LLC Wellington Management Company LLP	0.70% on the first $200 million 0.65% on the next $200 million 0.60% over $400 million	No fee waiver
SA Multi-Managed Growth	J.P. Morgan Investment Management, Inc. Morgan Stanley Investment Management Inc. Wellington Management Company LLP	0.89% on the first $250 million 0.84% on the next $250 million 0.79% over $500 million	0.62% on the first $250 million 0.57% on the next $250 million 0.52% over $500 million
SA Multi-Managed Income	Morgan Stanley Investment Management Inc. Wellington Management Company LLP	0.77% on the first $250 million 0.72% on the next $250 million 0.67% over $500 million	0.64% on the first $250 million 0.59% on the next $250 million 0.54% over $500 million(1)
SA Multi-Managed Income/Equity	Morgan Stanley Investment Management Inc. Wellington Management Company LLP	0.81% on the first $250 million 0.76% on the next $250 million 0.71% over $500 million	0.75% on the first $250 million 0.70% on the next $250 million 0.65% over $500 million
SA Multi-Managed International Equity	Schroder Investment Management North America Inc. T. Rowe Price Associates, Inc.	0.95% on the first $250 million 0.90% on the next $250 million 0.85% over $500 million	0.91% on the first $250 million 0.86% on the next $250 million 0.81% over $500 million
SA Multi-Managed Large Cap Growth	Goldman Sachs Asset Management, L.P. Morgan Stanley Investment Management Inc.	0.80% on the first $250 million 0.75% on the next $250 million 0.70% over $500 million	0.73% on the first $250 million 0.67% on the next $250 million 0.58% over $500 million
SA Multi-Managed Large Cap Value	American Century Invesment Management, Inc. Wellington Management Company LLP	0.80% on the first $250 million 0.75% on the next $250 million 0.70% over $500 million	No fee waiver
SA Multi-Managed Mid Cap Growth	T. Rowe Price Associates, Inc. Wellington Management Company LLP	0.85% on the first $250 million 0.80% on the next $250 million 0.75% over $500 million	No fee waiver
SA Multi-Managed Mid Cap Value	Massachusetts Financial Services Company T. Rowe Price Associates, Inc.	0.85% on the first $250 million 0.80% on the next $250 million 0.75% over $500 million	No fee waiver
SA Multi-Managed Moderate Growth	J.P. Morgan Investment Management, Inc. Morgan Stanley Investment Management Inc. Wellington Management Company LLP	0.85% on the first $250 million 0.80% on the next $250 million 0.75% over $500 million	0.75% on the first $250 million 0.70% on the next $250 million 0.65% over $500 million
SA Multi-Managed Small Cap	J.P. Morgan Investment Management, Inc. Schroder Investment Management North America Inc.	0.85% on the first $250 million 0.80% on the next $250 million 0.75% over $500 million	No fee waiver
SA Putnam Asset Allocation Diversified Growth	Putnam Investment Management, LLC	0.85% on the first $250 million 0.80% on the next $250 million 0.75% over $500 million	0.70% on the first $250 million 0.65% on the next $250 million 0.60% over $500 million
SA T. Rowe Price Growth Stock	T. Rowe Price Associates, Inc.	0.85% on the first $250 million 0.80% on the next $250 million 0.75% over $500 million	0.80% on the first $250 million 0.75% on the next $250 million 0.70% over $500 million(2)

(1)	The information presented was effective November 1, 2023. Prior to November 1, 2023, the Advisor contractually agreed to waive its advisory fee for the SA Multi-Managed Income Portfolio so that the advisory fee payable on average daily net assets equals 0.69% on the first $250 million, 0.64% on the next $250 million and 0.59% above $500 million.
(2)	The information presented was effective November 1, 2023. Prior to November 1, 2023, there was no fee waiver.

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

    For the year ended March 31, 2024, advisory fees waived were as follows:
Portfolio	Amount
SA Allocation Balanced	$ 23,392
SA Allocation Growth	41,476
SA Allocation Moderate Growth	46,637
SA Allocation Moderate	27,192
SA American Century Inflation Protection	354,045
SA Columbia Focused Value	1,002,240
SA Multi-Managed Growth	95,015
SA Multi-Managed Income	27,994
SA Multi-Managed Income/Equity	21,844
SA Multi-Managed International Equity	119,133
SA Multi-Managed Large Cap Growth	257,458
SA Multi-Managed Moderate Growth	57,249
SA Putnam Asset Allocation Diversified Growth	282,254
SA T. Rowe Price Growth Stock	53,365
    The Adviser has contractually agreed to waive its fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below certain percentages of the following Portfolios’ average net assets. This agreement may be modified or discontinued prior to July 31, 2025, only with the approval of the Board, including a majority of the trustees who are not “interested persons” of the Trust as defined in the 1940 Act. For purposes of the waived fees and reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. During the period ended March 31, 2024, the Adviser waived its fees and/or reimbursed expenses, if necessary, to keep annual operating expenses at or below the following percentages:
Portfolio	Class 1	Class 2	Class 3
SA Multi-Managed Growth	1.07%	1.22%	1.32%
SA Multi-Managed Income(1)	1.13%	1.28%	1.38%
SA Multi-Managed Income/Equity	1.13%	1.28%	1.38%
SA Multi-Managed Moderate Growth	1.04%	1.19%	1.29%

(1)	The information presented represents the maximum expense limitation that became effective on November 1, 2023. Prior to that date, the maximum expense limitation was 1.18% for Class 1, 1.33% for Class 2, and 1.43% for Class 3.
    The Adviser may also voluntarily waive additional fees and/or reimburse additional expenses.  The Adviser may terminate all such voluntary waivers and/or reimbursements at any time.
    For the year ended March 31, 2024, expenses reimbursed were as follows:
Portfolio	Amount
SA Multi-Managed Growth	$150,317
SA Multi-Managed Income	136,470
SA Multi-Managed Income/Equity	131,775
SA Multi-Managed Moderate Growth	166,653
    Waivers or reimbursements made by the Adviser with respect to a Portfolio, with the exception of advisory fee waivers, are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser without exceeding the applicable expense limitations in effect at the time such waivers and/or reimbursements occurred or the current expense limitation of that share class.
    At March 31, 2024, expenses previously reimbursed by the Adviser that are subject to recoupment and expire during the time period indicated below are as follows:
	Balance Subject to Recoupment
Portfolio	March 31, 2025	March 31, 2026
SA Multi-Managed Growth	$49,253	$150,317
SA Multi-Managed Income	44,300	136,470
SA Multi-Managed Income/Equity	46,523	131,775
SA Multi-Managed Moderate Growth	58,362	166,653
    The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company (“VRSCO”), a majority-owned subsidiary of Variable Annuity Life Insurance Company ("VALIC"), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO, on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided pursuant to the agreement. Accordingly, for the year ended March 31, 2024, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.
    Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares. Accordingly, for the year ended March 31, 2024, service fees were paid (see Statement of Operations) based on the aforementioned rates.
Note 6 — Purchases and Sales of Investment Securities
    The cost of purchases and proceeds from sales and maturities of long—term investments during the year ended March 31, 2024 were as follows:
Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
SA Allocation Balanced	$ 35,768,531	$ 55,505,511	$ —	$ —
SA Allocation Growth	54,620,543	67,502,288	—	—
SA Allocation Moderate Growth	44,441,181	87,966,518	—	—
SA Allocation Moderate	31,485,050	58,986,596	—	—
SA American Century Inflation Protection	62,379,182	84,823,405	114,981,881	125,406,905
SA Columbia Focused Value	39,165,958	78,786,929	—	—
SA Multi-Managed Diversified Fixed Income	191,459,819	219,948,501	118,361,363	167,295,692
SA Multi-Managed Growth	16,664,317	21,247,152	2,824,461	2,167,772
SA Multi-Managed Income	8,635,893	11,104,327	5,617,646	4,269,722
SA Multi-Managed Income/Equity	12,264,068	16,163,389	7,097,869	5,336,423
SA Multi-Managed International Equity	45,551,984	82,522,521	—	—
SA Multi-Managed Large Cap Growth	136,124,878	250,688,114	—	—
SA Multi-Managed Large Cap Value	200,791,161	316,281,671	—	—
SA Multi-Managed Mid Cap Growth	101,953,755	126,327,651	—	—
SA Multi-Managed Mid Cap Value	53,353,235	79,609,094	—	—
SA Multi-Managed Moderate Growth	24,351,757	32,957,730	6,968,405	5,624,002
SA Multi-Managed Small Cap	74,186,388	105,677,332	—	—
SA Putnam Asset Allocation Diversified Growth	106,858,331	120,921,689	4,586,928	1,367,417
SA T. Rowe Price Growth Stock	65,804,425	165,825,201	—	—
Note 7 — Capital Share Transactions
    Transactions in capital shares of each class of each Portfolio were as follows:
	SA Allocation Balanced Portfolio				SA Allocation Growth Portfolio
	Year Ended 3/31/24		Year Ended 3/31/23		Year Ended 3/31/24		Year Ended 3/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	92	$ 840	9,788	$ 100,190	130,742	$ 1,783,266	8,487	$ 125,935
Reinvested dividends	324	2,783	629	5,534	8,807	116,695	25,939	349,916
Shares redeemed	(3,920)	(34,818)	(19,336)	(180,423)	(373,845)	(5,337,212)	(57,978)	(894,609)
Total	(3,504)	$ (31,195)	(8,919)	$ (74,699)	(234,296)	$ (3,437,251)	(23,552)	$ (418,758)
Class 3
Shares sold	1,307,233	$ 11,790,940	1,982,767	$ 18,475,365	1,563,431	$ 22,033,342	3,071,117	$ 44,019,706
Reinvested dividends	2,027,668	17,458,225	2,098,609	18,488,741	3,396,785	44,701,684	2,314,029	31,031,130
Shares redeemed	(3,400,352)	(30,594,872)	(3,081,951)	(28,770,371)	(2,115,142)	(29,849,773)	(1,461,066)	(20,460,134)
Total	(65,451)	$ (1,345,707)	999,425	$ 8,193,735	2,845,074	$ 36,885,253	3,924,080	$ 54,590,702
Net increase (decrease)	(68,955)	$ (1,376,902)	990,506	$ 8,119,036	2,610,778	$ 33,448,002	3,900,528	$ 54,171,944

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Allocation Moderate Growth Portfolio				SA Allocation Moderate Portfolio
	Year Ended 3/31/24		Year Ended 3/31/23		Year Ended 3/31/24		Year Ended 3/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	229	$ 2,269	26,243	$ 288,324	218	$ 2,107	6,388	$ 67,099
Reinvested dividends	3,731	34,024	3,299	30,813	2,065	18,691	2,016	18,689
Shares redeemed	(8,177)	(81,234)	(18,902)	(183,023)	(7,661)	(74,925)	(696)	(6,772)
Total	(4,217)	$ (44,941)	10,640	$ 136,114	(5,378)	$ (54,127)	7,708	$ 79,016
Class 3
Shares sold	1,181,543	$ 11,399,083	2,052,751	$ 20,532,267	982,867	$ 9,404,531	1,408,119	$ 13,898,017
Reinvested dividends	5,148,044	46,795,717	4,835,800	45,069,660	2,768,161	24,968,814	2,834,206	26,216,405
Shares redeemed	(5,484,087)	(53,136,619)	(4,525,904)	(45,266,919)	(3,757,898)	(35,802,471)	(3,274,362)	(32,383,365)
Total	845,500	$ 5,058,181	2,362,647	$ 20,335,008	(6,870)	$ (1,429,126)	967,963	$ 7,731,057
Net increase (decrease)	841,283	$ 5,013,240	2,373,287	$ 20,471,122	(12,248)	$ (1,483,253)	975,671	$ 7,810,073
	SA American Century Inflation Protection Portfolio				SA Columbia Focused Value Portfolio
	Year Ended 3/31/24		Year Ended 3/31/23		Year Ended 3/31/24		Year Ended 3/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	359,406	$ 3,264,327	1,828,994	$ 17,215,604	478,990	$ 9,260,162	1,951,204	$ 39,475,465
Reinvested dividends	1,262,883	10,747,134	1,142,207	10,314,132	1,208,314	21,894,659	1,859,320	36,926,094
Shares redeemed	(6,726,759)	(59,149,019)	(3,230,464)	(30,248,570)	(2,841,100)	(55,668,627)	(2,037,815)	(42,835,582)
Total	(5,104,470)	$ (45,137,558)	(259,263)	$ (2,718,834)	(1,153,796)	$ (24,513,806)	1,772,709	$ 33,565,977
Class 2
Shares sold					33,437	$ 673,370	15,168	$ 302,983
Reinvested dividends					47,711	868,335	81,155	1,617,414
Shares redeemed					(108,897)	(2,131,835)	(107,202)	(2,268,541)
Total					(27,749)	$ (590,130)	(10,879)	$ (348,144)
Class 3
Shares sold	5,835,172	$ 50,650,226	5,052,614	$ 46,740,926	23,465	$ 453,450	18,524	$ 392,243
Reinvested dividends	2,075,401	17,474,878	1,713,287	15,299,657	27,839	507,235	49,651	990,545
Shares redeemed	(7,218,818)	(62,871,450)	(5,850,094)	(54,306,463)	(80,020)	(1,561,616)	(83,969)	(1,734,147)
Total	691,755	$ 5,253,654	915,807	$ 7,734,120	(28,716)	$ (600,931)	(15,794)	$ (351,359)
Net increase (decrease)	(4,412,715)	$ (39,883,904)	656,544	$ 5,015,286	(1,210,261)	$ (25,704,867)	1,746,036	$ 32,866,474
	SA Multi-Managed Diversified Fixed Income Portfolio				SA Multi-Managed Growth Portfolio
	Year Ended 3/31/24		Year Ended 3/31/23		Year Ended 3/31/24		Year Ended 3/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	3,398,094	$ 33,937,270	3,789,575	$ 38,515,992	60,189	$ 584,808	43,213	$ 401,955
Reinvested dividends	1,696,240	16,691,002	1,812,037	18,011,646	—	—	157,822	1,313,079
Shares redeemed	(14,134,695)	(140,006,789)	(10,698,402)	(108,003,322)	(85,317)	(840,436)	(94,629)	(934,798)
Total	(9,040,361)	$ (89,378,517)	(5,096,790)	$ (51,475,684)	(25,128)	$ (255,628)	106,406	$ 780,236
Class 2
Shares sold	249,330	$ 2,455,111	50,781	$ 506,774	105,444	$ 1,010,919	100,334	$ 933,528
Reinvested dividends	30,183	297,004	31,396	312,078	—	—	294,281	2,430,764
Shares redeemed	(364,037)	(3,591,761)	(280,937)	(2,837,749)	(258,423)	(2,467,854)	(144,287)	(1,421,400)
Total	(84,524)	$ (839,646)	(198,760)	$ (2,018,897)	(152,979)	$ (1,456,935)	250,328	$ 1,942,892
Class 3
Shares sold	56,618	$ 561,885	31,678	$ 311,003	131,119	$ 1,244,795	141,517	$ 1,323,641
Reinvested dividends	14,892	145,946	14,932	147,825	—	—	288,852	2,365,699
Shares redeemed	(133,493)	(1,317,747)	(175,873)	(1,773,744)	(272,484)	(2,559,390)	(236,388)	(2,319,027)
Total	(61,983)	$ (609,916)	(129,263)	$ (1,314,916)	(141,365)	$ (1,314,595)	193,981	$ 1,370,313
Net increase (decrease)	(9,186,868)	$ (90,828,079)	(5,424,813)	$ (54,809,497)	(319,472)	$ (3,027,158)	550,715	$ 4,093,441

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Multi-Managed Income Portfolio				SA Multi-Managed Income/Equity Portfolio
	Year Ended 3/31/24		Year Ended 3/31/23		Year Ended 3/31/24		Year Ended 3/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	31,807	$ 271,093	10,393	$ 89,706	53,011	$ 415,454	5,789	$ 42,171
Reinvested dividends	7,453	62,901	20,422	165,624	7,619	59,351	48,842	349,709
Shares redeemed	(27,982)	(235,791)	(67,728)	(574,544)	(100,483)	(779,711)	(119,342)	(936,258)
Total	11,278	$ 98,203	(36,913)	$ (319,214)	(39,853)	$ (304,906)	(64,711)	$ (544,378)
Class 2
Shares sold	169,577	$ 1,442,772	29,943	$ 250,905	238,918	$ 1,868,145	107,881	$ 828,398
Reinvested dividends	33,970	286,705	108,806	882,415	29,543	230,143	202,708	1,451,387
Shares redeemed	(367,689)	(3,105,540)	(404,995)	(3,438,469)	(416,000)	(3,198,131)	(448,887)	(3,516,950)
Total	(164,142)	$ (1,376,063)	(266,246)	$ (2,305,149)	(147,539)	$ (1,099,843)	(138,298)	$ (1,237,165)
Class 3
Shares sold	129,777	$ 1,103,495	177,195	$ 1,488,372	185,540	$ 1,447,273	91,323	$ 676,411
Reinvested dividends	20,405	172,425	60,467	490,988	18,772	146,420	128,719	922,917
Shares redeemed	(146,727)	(1,240,355)	(356,363)	(3,052,988)	(190,740)	(1,475,018)	(272,784)	(2,118,739)
Total	3,455	$ 35,565	(118,701)	$ (1,073,628)	13,572	$ 118,675	(52,742)	$ (519,411)
Net increase (decrease)	(149,409)	$ (1,242,295)	(421,860)	$ (3,697,991)	(173,820)	$ (1,286,074)	(255,751)	$ (2,300,954)
	SA Multi-Managed International Equity Portfolio				SA Multi-Managed Large Cap Growth Portfolio
	Year Ended 3/31/24		Year Ended 3/31/23		Year Ended 3/31/24		Year Ended 3/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	434,808	$ 3,528,272	465,647	$ 3,738,533	136,323	$ 1,471,470	2,113,950	$ 21,049,499
Reinvested dividends	846,734	6,968,623	3,170,028	24,377,518	82,673	923,460	6,066,296	54,232,686
Shares redeemed	(5,500,553)	(46,683,966)	(4,652,107)	(37,573,010)	(9,899,527)	(109,151,273)	(5,917,730)	(65,145,208)
Total	(4,219,011)	$ (36,187,071)	(1,016,432)	$ (9,456,959)	(9,680,531)	$(106,756,343)	2,262,516	$ 10,136,977
Class 2
Shares sold	43,791	$ 379,466	60,654	$ 481,615	31,159	$ 336,679	134,519	$ 1,191,944
Reinvested dividends	38,444	317,544	153,185	1,182,585	8,134	86,054	506,748	4,297,225
Shares redeemed	(309,308)	(2,612,241)	(284,419)	(2,329,593)	(440,366)	(4,618,516)	(300,256)	(3,150,194)
Total	(227,073)	$ (1,915,231)	(70,580)	$ (665,393)	(401,073)	$ (4,195,783)	341,011	$ 2,338,975
Class 3
Shares sold	34,195	$ 291,486	41,088	$ 307,398	4,808	$ 45,404	148,945	$ 1,317,495
Reinvested dividends	25,905	213,458	105,844	815,000	4,808	49,421	297,972	2,458,267
Shares redeemed	(161,594)	(1,365,666)	(217,567)	(1,739,845)	(234,365)	(2,396,787)	(220,252)	(2,121,391)
Total	(101,494)	$ (860,722)	(70,635)	$ (617,447)	(224,749)	$ (2,301,962)	226,665	$ 1,654,371
Net increase (decrease)	(4,547,578)	$ (38,963,024)	(1,157,647)	$ (10,739,799)	(10,306,353)	$(113,254,088)	2,830,192	$ 14,130,323
	SA Multi-Managed Large Cap Value Portfolio				SA Multi-Managed Mid Cap Growth Portfolio
	Year Ended 3/31/24		Year Ended 3/31/23		Year Ended 3/31/24		Year Ended 3/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	159,260	$ 2,184,270	428,691	$ 6,526,862	68,470	$ 829,050	55,065	$ 678,528
Reinvested dividends	5,965,733	73,617,149	8,301,579	113,980,675	—	—	3,410,548	35,776,644
Shares redeemed	(8,739,317)	(122,029,286)	(13,087,762)	(199,730,107)	(1,930,146)	(22,424,624)	(1,519,917)	(19,817,735)
Total	(2,614,324)	$ (46,227,867)	(4,357,492)	$ (79,222,570)	(1,861,676)	$ (21,595,574)	1,945,696	$ 16,637,437
Class 2
Shares sold	30,500	$ 403,275	27,830	$ 404,604	83,734	$ 839,563	44,846	$ 443,109
Reinvested dividends	244,942	3,020,129	283,150	3,884,819	—	—	612,447	5,597,768
Shares redeemed	(219,387)	(3,021,115)	(206,849)	(3,175,809)	(267,196)	(2,695,918)	(152,858)	(1,818,208)
Total	56,055	$ 402,289	104,131	$ 1,113,614	(183,462)	$ (1,856,355)	504,435	$ 4,222,669

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Multi-Managed Large Cap Value Portfolio				SA Multi-Managed Mid Cap Growth Portfolio
	Year Ended 3/31/24		Year Ended 3/31/23		Year Ended 3/31/24		Year Ended 3/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 3
Shares sold	19,206	$ 254,608	34,695	$ 518,489	10,117	$ 89,312	81,843	$ 847,121
Reinvested dividends	112,571	1,390,249	133,182	1,828,588	—	—	439,800	3,685,524
Shares redeemed	(108,711)	(1,481,032)	(149,685)	(2,232,011)	(193,064)	(1,784,927)	(139,902)	(1,477,509)
Total	23,066	$ 163,825	18,192	$ 115,066	(182,947)	$ (1,695,615)	381,741	$ 3,055,136
Net increase (decrease)	(2,535,203)	$ (45,661,753)	(4,235,169)	$ (77,993,890)	(2,228,085)	$ (25,147,544)	2,831,872	$ 23,915,242
	SA Multi-Managed Mid Cap Value Portfolio				SA Multi-Managed Moderate Growth Portfolio
	Year Ended 3/31/24		Year Ended 3/31/23		Year Ended 3/31/24		Year Ended 3/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	128,535	$ 2,037,476	68,917	$ 1,177,095	61,249	$ 527,139	21,105	$ 170,188
Reinvested dividends	959,069	14,395,630	1,710,320	26,646,782	4,336	36,854	113,850	860,708
Shares redeemed	(1,631,649)	(26,304,224)	(1,254,659)	(21,603,370)	(104,930)	(907,646)	(139,488)	(1,210,673)
Total	(544,045)	$ (9,871,118)	524,578	$ 6,220,507	(39,345)	$ (343,653)	(4,533)	$ (179,777)
Class 2
Shares sold	26,808	$ 425,943	35,155	$ 565,673	241,491	$ 2,057,587	95,079	$ 761,970
Reinvested dividends	104,713	1,566,511	182,905	2,840,515	12,396	104,995	504,176	3,796,446
Shares redeemed	(186,462)	(2,983,652)	(134,442)	(2,289,669)	(650,095)	(5,397,865)	(615,442)	(5,314,147)
Total	(54,941)	$ (991,198)	83,618	$ 1,116,519	(396,208)	$ (3,235,283)	(16,187)	$ (755,731)
Class 3
Shares sold	9,877	$ 156,380	16,924	$ 282,942	224,480	$ 1,904,339	186,329	$ 1,541,186
Reinvested dividends	56,538	844,671	107,121	1,660,379	7,109	60,072	404,192	3,035,484
Shares redeemed	(126,755)	(2,017,644)	(128,655)	(2,188,331)	(545,135)	(4,562,617)	(476,193)	(4,019,445)
Total	(60,340)	$ (1,016,593)	(4,610)	$ (245,010)	(313,546)	$ (2,598,206)	114,328	$ 557,225
Net increase (decrease)	(659,326)	$ (11,878,909)	603,586	$ 7,092,016	(749,099)	$ (6,177,142)	93,608	$ (378,283)
	SA Multi-Managed Small Cap Portfolio				SA Putnam Asset Allocation Diversified Growth Portfolio
	Year Ended 3/31/24		Year Ended 3/31/23		Year Ended 3/31/24		Year Ended 3/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	260,887	$ 2,705,053	97,363	$ 1,099,436	53,148	$ 613,564	55,337	$ 621,438
Reinvested dividends	502,996	4,969,595	3,095,882	31,051,694	16,052	186,360	186,012	1,936,387
Shares redeemed	(3,415,335)	(34,777,834)	(2,721,972)	(30,301,352)	(138,815)	(1,642,496)	(242,489)	(2,804,576)
Total	(2,651,452)	$ (27,103,186)	471,273	$ 1,849,778	(69,615)	$ (842,572)	(1,140)	$ (246,751)
Class 2
Shares sold	26,897	$ 266,468	7,915	$ 78,106	96,169	$ 1,120,923	198,414	$ 2,229,317
Reinvested dividends	46,016	433,013	246,169	2,355,837	46,500	540,796	638,004	6,648,005
Shares redeemed	(153,538)	(1,503,738)	(152,011)	(1,698,259)	(659,953)	(7,704,263)	(827,785)	(9,580,349)
Total	(80,625)	$ (804,257)	102,073	$ 735,684	(517,284)	$ (6,042,544)	8,633	$ (703,027)
Class 3
Shares sold	21,912	$ 212,958	29,421	$ 317,935	839,320	$ 9,874,085	1,040,726	$ 12,431,855
Reinvested dividends	32,201	293,350	172,354	1,597,719	185,139	2,138,360	2,351,209	24,358,528
Shares redeemed	(113,554)	(1,071,370)	(98,743)	(1,056,764)	(1,585,606)	(18,495,607)	(1,481,093)	(17,130,882)
Total	(59,441)	$ (565,062)	103,032	$ 858,890	(561,147)	$ (6,483,162)	1,910,842	$ 19,659,501
Net increase (decrease)	(2,791,518)	$ (28,472,505)	676,378	$ 3,444,352	(1,148,046)	$ (13,368,278)	1,918,335	$ 18,709,723

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA T. Rowe Price Growth Stock Portfolio
	Year Ended 3/31/24		Year Ended 3/31/23
	Shares	Amount	Shares	Amount
Class 1
Shares sold	266,058	$ 5,731,422	149,585	$ 2,481,670
Reinvested dividends	426,251	8,094,504	2,523,377	37,547,847
Shares redeemed	(4,700,460)	(87,843,279)	(3,695,691)	(64,367,098)
Total	(4,008,151)	$ (74,017,353)	(1,022,729)	$ (24,337,581)
Class 2
Shares sold	21,592	$ 384,182	257,737	$ 3,863,922
Reinvested dividends	69,384	1,214,220	342,764	4,723,285
Shares redeemed	(543,405)	(9,664,056)	(373,544)	(5,963,663)
Total	(452,429)	$ (8,065,654)	226,957	$ 2,623,544
Class 3
Shares sold	42,936	$ 715,152	263,108	$ 3,821,177
Reinvested dividends	61,068	1,013,724	293,177	3,843,546
Shares redeemed	(430,419)	(7,252,706)	(341,153)	(5,167,132)
Total	(326,415)	$ (5,523,830)	215,132	$ 2,497,591
Net increase (decrease)	(4,786,995)	$ (87,606,837)	(580,640)	$ (19,216,446)
Note 8 — Transactions with Affiliates
    Transactions in shares of Underlying Portfolios  and securities issued by AIG or an affiliate thereof for the year ended March 31, 2024 were as follows:
SA Allocation Balanced Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at March 31, 2024
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$ 349,906	$ —	$ 7,172,172	$ 935,432	$ 1,041,367	$ (65,896)	$ (296,581)	$ 6,703,760
SA Columbia Focused Value Portfolio, Class 1	42,680	164,938	2,798,970	305,990	345,333	(4,964)	197,577	2,952,240
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	768,236	—	39,968,940	1,973,637	10,586,973	(2,052,676)	1,757,264	31,060,192
SA Multi-Managed International Equity Portfolio, Class 1	128,074	16,634	5,735,548	332,981	657,118	(99,978)	638,699	5,950,132
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	13,058	4,499,733	139,754	1,042,288	(248,878)	1,489,582	4,837,903
SA Multi-Managed Large Cap Value Portfolio, Class 1	100,703	627,108	4,624,242	883,743	551,666	65,892	8,860	5,031,071
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	803,220	232,284	110,983	(72,406)	255,514	1,107,629
SA Multi-Managed Mid Cap Value Portfolio, Class 1	17,058	104,967	1,585,581	373,516	382,887	(17,759)	208,488	1,766,939
SA Multi-Managed Small Cap Portfolio, Class 1	4,945	35,038	1,602,148	387,495	615,933	(205,283)	337,175	1,505,602
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	92,040	2,226,794	146,532	938,068	(554,233)	1,213,291	2,094,316
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	369,794	5,273,914	536,322	1,069,745	58,369	1,269,380	6,068,240
SA AB Small & Mid Cap Value Portfolio, Class 1	10,581	100,884	1,229,343	150,447	287,916	62,822	66,436	1,221,132
SA DFA Ultra Short Bond Portfolio, Class 1	32,164	—	2,832,982	125,963	332,481	9,105	88,247	2,723,816
SA Emerging Markets Equity Index Portfolio, Class 1	13,757	—	571,847	37,096	82,368	(3,998)	21,318	543,895
SA Federated Hermes Corporate Bond Portfolio, Class 1	524,081	—	5,754,941	9,895,668	1,304,260	(238,275)	491,470	14,599,544
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	9,258	—	3,035,501	910,928	541,370	(15,367)	559,271	3,948,963
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	34,619	89,426	2,171,555	185,851	720,064	(67,670)	73,415	1,643,087
SA Fixed Income Index Portfolio, Class 1	296,341	—	13,596,635	3,284,428	1,682,299	(110,080)	90,104	15,178,788
SA Fixed Income Intermediate Index Portfolio, Class 1	160,965	—	12,857,355	496,778	6,690,533	(678,043)	610,236	6,595,793
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	112,791	451,315	5,267,490	718,969	1,141,530	(19,624)	411,693	5,236,998
SA Franklin Small Company Value Portfolio, Class 1	5,362	76,494	1,094,339	320,860	141,043	(16,276)	111,480	1,369,360
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	22,017	140,129	1,511,781	213,617	179,761	31,940	229,235	1,806,812
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	—	—	—	1,000,000	—	—	17,327	1,017,327
SA Goldman Sachs Global Bond Portfolio, Class 1	—	—	—	100,000	—	—	—	100,000
SA International Index Portfolio, Class 1	40,898	—	741,319	978,824	135,884	16,942	219,425	1,820,626
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	1,214,716	140,202	138,639	(128,831)	316,181	1,403,629
SA Janus Focused Growth Portfolio, Class 1	—	—	2,151,734	55,430	843,589	(353,095)	945,069	1,955,549
SA JPMorgan Emerging Markets Portfolio, Class 1	32,362	—	853,128	65,391	116,639	(156)	47,719	849,443
SA JPMorgan Equity-Income Portfolio, Class 1	145,469	541,788	6,558,679	879,575	2,290,024	150,543	(7,404)	5,291,369
SA JPMorgan Large Cap Core Portfolio, Class 1	22,411	93,055	2,846,435	206,529	318,038	11,303	738,895	3,485,124
SA JPMorgan MFS Core Bond Portfolio, Class 1	974,026	—	30,737,378	6,258,163	3,772,953	(414,477)	447,001	33,255,112
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	2,297,003	75,295	260,725	(31,154)	594,344	2,674,763

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

SA Allocation Balanced Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at March 31, 2024
SA Large Cap Growth Index Portfolio, Class 1	$ 26,241	$ 126,214	$ 4,215,156	$ 1,326,847	$ 589,326	$ 100,042	$ 1,383,149	$ 6,435,868
SA Large Cap Index Portfolio, Class 1	75,912	221,518	5,411,262	501,098	710,971	124,802	1,079,399	6,405,590
SA Large Cap Value Index Portfolio, Class 1	86,468	464,902	3,653,592	2,686,553	645,409	119,170	643,684	6,457,590
SA MFS Blue Chip Growth, Class 1	20,515	68,627	4,703,036	225,704	1,826,536	(188,654)	1,661,356	4,574,906
SA MFS Massachusetts Investors Trust Portfolio, Class 1	25,329	247,360	2,864,453	371,671	445,694	(77,680)	531,729	3,244,479
SA Mid Cap Index Portfolio, Class 1	15,154	30,887	1,384,323	89,592	252,105	28,998	193,270	1,444,078
SA Morgan Stanley International Equities Portfolio, Class 1	47,456	—	4,001,027	163,524	1,102,800	(150,236)	304,694	3,216,209
SA PIMCO RAE International Value Portfolio, Class 1	75,092	—	1,657,047	427,308	435,416	(15,764)	167,353	1,800,528
SA PineBridge High-Yield Bond Portfolio, Class 1	460,736	—	4,180,312	4,076,826	757,990	(46,942)	419,468	7,871,674
SA Putnam International Growth and Income Portfolio, Class 1	90,370	—	4,670,256	214,883	2,342,952	469,442	(115)	3,011,514
SA Small Cap Index Portfolio, Class 1	9,003	4,189	1,126,219	44,866	260,622	23,191	135,422	1,069,076
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	—	1,373,342	96,978	7,802	380,346	1,664,512
SA Wellington Government & Quality Bond Portfolio, Class 1	441,875	—	26,528,930	1,221,837	7,716,235	(1,646,264)	1,201,115	19,589,383
	$5,222,855	$4,080,365	$238,011,036	$45,071,751	$55,505,511	$(6,244,296)	$21,251,581	$242,584,561

†	Includes reinvestment of distributions paid.
SA Allocation Growth Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at March 31, 2024
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$ 248,810	$ —	$ 5,650,968	$ 969,042	$ 2,343,636	$ (373,838)	$ 76,520	$ 3,979,056
SA Columbia Focused Value Portfolio, Class 1	156,332	604,156	9,724,688	1,204,971	779,409	(2,002)	723,996	10,872,244
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	448,041	—	18,583,119	1,226,960	2,467,866	(550,061)	531,212	17,323,364
SA Multi-Managed International Equity Portfolio, Class 1	556,877	72,325	22,702,535	2,610,900	1,725,799	(221,732)	2,628,082	25,993,986
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	41,421	14,593,598	604,754	4,975,929	(2,700,549)	6,867,627	14,389,501
SA Multi-Managed Large Cap Value Portfolio, Class 1	418,717	2,607,463	18,287,550	3,820,818	1,391,615	(167,092)	480,339	21,030,000
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	2,394,036	102,776	181,416	(127,875)	686,084	2,873,605
SA Multi-Managed Mid Cap Value Portfolio, Class 1	79,598	489,823	6,098,761	1,345,264	485,474	517	865,994	7,825,062
SA Multi-Managed Small Cap Portfolio, Class 1	18,804	133,228	5,075,855	840,082	1,329,750	(478,657)	966,082	5,073,612
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	234,919	4,974,489	440,368	463,965	(265,115)	1,986,586	6,672,363
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	1,290,086	15,989,197	1,975,413	2,202,001	311,709	4,247,916	20,322,234
SA AB Small & Mid Cap Value Portfolio, Class 1	30,373	289,578	3,226,810	456,512	238,266	51,490	339,796	3,836,342
SA DFA Ultra Short Bond Portfolio, Class 1	25,450	—	2,137,638	104,525	634,963	22,460	49,795	1,679,455
SA Emerging Markets Equity Index Portfolio, Class 1	98,352	—	3,874,546	266,980	289,122	(11,321)	146,112	3,987,195
SA Federated Hermes Corporate Bond Portfolio, Class 1	322,228	—	8,059,535	4,221,946	3,147,332	(756,519)	688,343	9,065,973
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	41,491	—	12,138,861	3,601,311	982,473	32,354	2,435,342	17,225,395
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	102,282	264,208	5,655,014	564,289	1,338,414	(159,748)	193,645	4,914,786
SA Fixed Income Index Portfolio, Class 1	192,541	—	9,487,437	2,390,322	2,210,229	(491,766)	454,868	9,630,632
SA Fixed Income Intermediate Index Portfolio, Class 1	95,352	—	6,347,908	326,127	3,523,762	(388,394)	362,568	3,124,447
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	349,741	1,399,427	15,739,847	2,347,513	2,952,291	(439,375)	1,679,822	16,375,516
SA Franklin Small Company Value Portfolio, Class 1	16,654	237,610	3,382,815	901,790	409,868	(36,049)	331,108	4,169,796
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	57,759	367,611	4,187,610	587,778	684,784	114,260	576,147	4,781,011
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	—	—	—	1,000,000	—	—	17,327	1,017,327
SA Goldman Sachs Global Bond Portfolio, Class 1	—	—	—	100,000	—	—	—	100,000
SA International Index Portfolio, Class 1	173,429	—	4,889,552	2,404,981	432,309	53,034	870,005	7,785,263
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	3,747,858	1,088,153	330,526	(150,931)	822,098	5,176,652
SA Janus Focused Growth Portfolio, Class 1	—	—	5,650,839	222,242	989,705	(246,942)	2,219,696	6,856,130
SA JPMorgan Emerging Markets Portfolio, Class 1	193,188	—	4,845,525	398,335	359,727	(77,383)	373,649	5,180,399
SA JPMorgan Equity-Income Portfolio, Class 1	401,876	1,496,760	17,833,473	2,581,141	4,292,086	(74,262)	530,796	16,579,062
SA JPMorgan Large Cap Core Portfolio, Class 1	90,195	374,510	10,997,366	934,833	924,375	(53,944)	3,058,466	14,012,346
SA JPMorgan MFS Core Bond Portfolio, Class 1	569,688	—	13,614,944	7,947,222	2,373,703	(354,859)	526,292	19,359,896
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	7,505,677	757,981	624,937	(74,219)	2,036,593	9,601,095
SA Large Cap Growth Index Portfolio, Class 1	80,097	385,250	15,285,867	3,142,545	1,200,761	269,198	4,269,386	21,766,235
SA Large Cap Index Portfolio, Class 1	320,460	935,135	21,761,986	2,257,466	1,767,629	511,123	4,567,190	27,330,136
SA Large Cap Value Index Portfolio, Class 1	243,441	1,308,879	9,446,649	7,851,951	1,132,965	225,315	1,935,882	18,326,832
SA MFS Blue Chip Growth, Class 1	73,230	244,972	14,410,110	887,174	2,594,364	(53,096)	5,344,239	17,994,063
SA MFS Massachusetts Investors Trust Portfolio, Class 1	44,197	431,619	4,777,482	689,510	374,716	(60,979)	868,704	5,900,001
SA Mid Cap Index Portfolio, Class 1	47,293	96,394	3,815,749	297,547	269,796	38,876	672,072	4,554,448

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

SA Allocation Growth Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at March 31, 2024
SA Morgan Stanley International Equities Portfolio, Class 1	$ 214,604	$ —	$ 16,189,719	$ 834,204	$ 3,058,009	$ (508,966)	$ 1,221,335	$ 14,678,283
SA PIMCO RAE International Value Portfolio, Class 1	329,025	—	6,727,251	2,275,059	3,201,117	(64,283)	730,705	6,467,615
SA PineBridge High-Yield Bond Portfolio, Class 1	251,912	—	3,735,508	1,361,391	363,687	(28,060)	318,378	5,023,530
SA Putnam International Growth and Income Portfolio, Class 1	347,961	—	16,774,722	967,174	6,256,079	1,122,495	670,770	13,279,082
SA Small Cap Index Portfolio, Class 1	27,379	12,740	3,290,284	159,787	659,841	(1,463)	490,194	3,278,961
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	—	5,019,658	236,669	20,750	1,299,259	6,102,998
SA Wellington Government & Quality Bond Portfolio, Class 1	263,912	—	12,539,665	781,151	1,300,923	(287,758)	139,287	11,871,422
	$6,931,289	$13,318,114	$396,153,043	$74,869,946	$67,502,288	$(6,433,657)	$60,300,307	$457,387,351

†	Includes reinvestment of distributions paid.
SA Allocation Moderate Growth Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at March 31, 2024
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$ 444,822	$ —	$ 9,093,222	$ 1,521,056	$ 2,330,656	$ (342,210)	$ (151,297)	$ 7,790,115
SA Columbia Focused Value Portfolio, Class 1	147,178	568,780	9,648,715	803,794	1,042,686	(8,880)	672,690	10,073,633
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	893,170	—	39,779,571	1,223,354	5,786,961	(1,118,228)	1,000,606	35,098,342
SA Multi-Managed International Equity Portfolio, Class 1	474,554	61,634	20,600,035	1,315,797	2,116,488	248,949	1,779,295	21,827,588
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	41,484	13,647,908	148,611	3,565,259	(769,030)	4,775,036	14,237,266
SA Multi-Managed Large Cap Value Portfolio, Class 1	371,964	2,316,321	17,069,564	2,838,441	1,778,972	(87,550)	364,601	18,406,084
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	2,505,575	22,199	261,588	(121,698)	675,025	2,819,513
SA Multi-Managed Mid Cap Value Portfolio, Class 1	59,657	367,113	4,814,416	971,729	530,550	14,974	642,074	5,912,643
SA Multi-Managed Small Cap Portfolio, Class 1	12,715	90,086	4,461,313	833,073	1,856,711	(566,081)	889,046	3,760,640
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	260,291	5,591,515	300,652	1,975,615	(706,054)	2,556,943	5,767,441
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	1,155,104	16,010,470	1,290,885	3,746,373	823,459	3,387,155	17,765,596
SA AB Small & Mid Cap Value Portfolio, Class 1	29,359	279,912	3,803,907	741,560	880,492	163,919	226,962	4,055,856
SA DFA Ultra Short Bond Portfolio, Class 1	42,097	—	3,700,692	73,726	371,290	10,487	116,407	3,530,022
SA Emerging Markets Equity Index Portfolio, Class 1	74,364	—	3,074,264	102,617	332,931	(18,165)	115,966	2,941,751
SA Federated Hermes Corporate Bond Portfolio, Class 1	622,763	—	14,460,062	4,772,347	2,048,891	(355,991)	356,346	17,183,873
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	38,047	—	11,183,289	2,538,759	1,156,148	61,825	2,207,273	14,834,998
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	101,715	262,745	5,855,031	409,391	1,497,229	(249,329)	276,543	4,794,407
SA Fixed Income Index Portfolio, Class 1	355,436	—	17,828,425	3,508,645	3,253,301	(273,680)	187,905	17,997,994
SA Fixed Income Intermediate Index Portfolio, Class 1	182,659	—	13,087,502	272,333	6,059,423	(537,975)	498,803	7,261,240
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	330,507	1,322,464	15,495,934	1,772,038	3,227,530	(600,124)	1,743,864	15,184,182
SA Franklin Small Company Value Portfolio, Class 1	15,191	216,736	3,291,762	760,740	540,304	(23,431)	288,006	3,776,773
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	64,229	408,789	4,377,957	507,324	404,273	73,558	688,131	5,242,697
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	—	—	—	1,000,000	—	—	17,327	1,017,327
SA Goldman Sachs Global Bond Portfolio, Class 1	—	—	—	100,000	—	—	—	100,000
SA International Index Portfolio, Class 1	146,192	—	4,067,788	2,090,799	501,112	86,991	693,690	6,438,156
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	3,427,462	1,036,327	428,054	(182,288)	766,822	4,620,269
SA Janus Focused Growth Portfolio, Class 1	—	—	5,868,405	44,398	1,023,177	(114,709)	2,134,264	6,909,181
SA JPMorgan Emerging Markets Portfolio, Class 1	161,747	—	4,239,393	198,072	428,054	(34,328)	277,554	4,252,637
SA JPMorgan Equity-Income Portfolio, Class 1	372,893	1,388,814	17,674,087	1,892,021	4,972,992	(131,017)	535,886	14,997,985
SA JPMorgan Large Cap Core Portfolio, Class 1	85,928	356,791	10,903,715	533,533	1,170,134	(148,210)	3,016,445	13,135,349
SA JPMorgan MFS Core Bond Portfolio, Class 1	1,098,425	—	30,598,132	10,536,204	3,587,283	(533,688)	736,509	37,749,874
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	7,086,084	468,055	804,276	(91,053)	1,846,672	8,505,482
SA Large Cap Growth Index Portfolio, Class 1	72,391	348,184	14,412,935	2,551,797	1,513,776	433,401	3,681,861	19,566,218
SA Large Cap Index Portfolio, Class 1	276,840	807,847	19,675,233	1,266,344	2,177,367	776,524	3,616,062	23,156,796
SA Large Cap Value Index Portfolio, Class 1	239,680	1,288,658	10,460,115	6,747,586	1,631,943	301,957	1,825,113	17,702,828
SA MFS Blue Chip Growth, Class 1	67,308	225,163	13,919,797	403,806	4,967,699	389,446	4,407,914	14,153,264
SA MFS Massachusetts Investors Trust Portfolio, Class 1	47,085	459,824	5,336,116	557,363	594,519	(99,813)	959,688	6,158,835
SA Mid Cap Index Portfolio, Class 1	41,920	85,442	3,535,740	157,632	356,710	71,905	550,691	3,959,258
SA Morgan Stanley International Equities Portfolio, Class 1	180,941	—	14,484,578	289,710	3,206,226	(646,695)	1,219,841	12,141,208
SA PIMCO RAE International Value Portfolio, Class 1	276,971	—	6,217,587	1,322,601	2,519,734	(31,250)	583,360	5,572,564
SA PineBridge High-Yield Bond Portfolio, Class 1	507,233	—	7,920,741	1,688,165	961,274	4,502	573,895	9,226,029
SA Putnam International Growth and Income Portfolio, Class 1	323,677	—	15,776,733	435,651	5,368,054	753,427	923,029	12,520,786
SA Small Cap Index Portfolio, Class 1	24,099	11,215	3,261,665	57,511	911,588	(27,929)	453,408	2,833,067

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

SA Allocation Moderate Growth Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at March 31, 2024
SA Wellington Capital Appreciation Portfolio, Class 1	$ —	$ —	$ —	$ 4,625,782	$ 286,576	$ 24,895	$ 1,187,838	$ 5,551,939
SA Wellington Government & Quality Bond Portfolio, Class 1	509,449	—	27,891,232	725,356	5,792,299	(1,246,725)	838,587	22,416,151
	$8,693,206	$12,323,397	$466,138,667	$65,457,784	$87,966,518	$(4,825,912)	$54,143,836	$492,947,857

†	Includes reinvestment of distributions paid.
SA Allocation Moderate Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at March 31, 2024
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$ 282,433	$ —	$ 5,649,873	$ 800,465	$ 728,936	$ (86,961)	$ (208,996)	$ 5,425,445
SA Columbia Focused Value Portfolio, Class 1	59,011	228,051	3,849,016	368,813	494,274	(2,711)	264,092	3,984,936
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	686,579	—	32,994,165	1,299,318	6,702,854	(1,372,489)	1,197,287	27,415,427
SA Multi-Managed International Equity Portfolio, Class 1	223,643	29,046	9,960,658	445,206	1,145,953	(100,671)	1,032,403	10,191,643
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	22,509	7,174,659	150,850	1,754,976	(326,638)	2,452,627	7,696,522
SA Multi-Managed Large Cap Value Portfolio, Class 1	195,411	1,216,876	8,917,724	1,591,011	1,084,708	(112,015)	248,317	9,560,329
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	1,146,510	227,250	164,758	(74,633)	339,946	1,474,315
SA Multi-Managed Mid Cap Value Portfolio, Class 1	25,729	158,328	2,268,097	427,770	470,248	468	275,321	2,501,408
SA Multi-Managed Small Cap Portfolio, Class 1	7,989	56,601	2,652,385	710,915	1,080,089	(380,060)	599,276	2,502,427
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	135,307	2,964,667	186,114	1,258,849	(621,804)	1,575,310	2,845,438
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	607,320	8,294,120	771,349	1,979,355	332,763	1,860,970	9,279,847
SA AB Small & Mid Cap Value Portfolio, Class 1	14,592	139,127	1,830,551	289,144	414,185	31,741	153,682	1,890,933
SA DFA Ultra Short Bond Portfolio, Class 1	27,782	—	2,439,619	77,201	303,357	8,786	74,765	2,297,014
SA Emerging Markets Equity Index Portfolio, Class 1	25,092	—	1,038,825	50,098	160,197	(7,921)	39,064	959,869
SA Federated Hermes Corporate Bond Portfolio, Class 1	463,648	—	8,382,730	5,588,783	1,434,842	(204,829)	307,816	12,639,658
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	16,272	—	4,945,000	1,113,313	584,493	72,322	883,667	6,429,809
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	49,691	128,360	2,968,054	229,676	892,431	(106,227)	117,074	2,316,146
SA Fixed Income Index Portfolio, Class 1	264,989	—	12,109,977	3,024,755	1,584,449	(106,172)	96,069	13,540,180
SA Fixed Income Intermediate Index Portfolio, Class 1	136,633	—	11,362,452	314,295	6,489,893	(638,125)	558,481	5,107,210
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	168,280	673,343	7,957,207	982,320	1,864,732	(252,692)	829,690	7,651,793
SA Franklin Small Company Value Portfolio, Class 1	8,993	128,304	1,822,315	474,808	435,500	(54,918)	206,028	2,012,733
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	29,134	185,424	1,992,697	255,432	247,137	44,878	297,892	2,343,762
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	—	—	—	1,000,000	—	—	17,327	1,017,327
SA Goldman Sachs Global Bond Portfolio, Class 1	—	—	—	100,000	—	—	—	100,000
SA International Index Portfolio, Class 1	65,799	—	1,973,660	1,005,390	466,404	35,909	318,617	2,867,172
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	1,812,641	438,526	231,559	(210,435)	496,255	2,305,428
SA Janus Focused Growth Portfolio, Class 1	—	—	3,371,789	54,501	979,516	(143,724)	1,195,902	3,498,952
SA JPMorgan Emerging Markets Portfolio, Class 1	63,343	—	1,658,470	98,180	216,636	(30,013)	122,924	1,632,925
SA JPMorgan Equity-Income Portfolio, Class 1	216,133	804,974	9,900,080	1,198,452	3,151,801	113,956	102,571	8,163,258
SA JPMorgan Large Cap Core Portfolio, Class 1	39,956	165,906	5,064,366	306,688	609,605	(33,786)	1,365,902	6,093,565
SA JPMorgan MFS Core Bond Portfolio, Class 1	827,591	—	24,306,648	6,355,333	3,298,027	(372,838)	450,756	27,441,872
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	3,659,591	181,638	489,407	(49,829)	947,903	4,249,896
SA Large Cap Growth Index Portfolio, Class 1	36,998	177,954	7,351,032	1,370,183	928,932	240,568	1,854,306	9,887,157
SA Large Cap Index Portfolio, Class 1	130,852	381,838	9,269,433	708,779	1,214,467	405,434	1,660,203	10,829,382
SA Large Cap Value Index Portfolio, Class 1	127,855	687,425	5,546,773	3,675,342	979,615	194,744	929,808	9,367,052
SA MFS Blue Chip Growth, Class 1	34,293	114,720	7,219,250	284,297	2,608,763	32,339	2,430,806	7,357,929
SA MFS Massachusetts Investors Trust Portfolio, Class 1	29,960	292,579	3,370,074	390,665	511,895	(87,260)	621,844	3,783,428
SA Mid Cap Index Portfolio, Class 1	25,860	52,709	2,168,888	119,445	247,137	58,649	323,666	2,423,511
SA Morgan Stanley International Equities Portfolio, Class 1	81,505	—	6,434,612	196,652	1,475,167	(231,976)	490,710	5,414,831
SA PIMCO RAE International Value Portfolio, Class 1	121,334	—	2,339,808	867,681	601,672	(20,347)	263,337	2,848,807
SA PineBridge High-Yield Bond Portfolio, Class 1	425,055	—	5,081,363	2,155,040	796,330	27,146	386,586	6,853,805
SA Putnam International Growth and Income Portfolio, Class 1	143,455	—	6,934,644	263,325	3,002,524	643,578	92,035	4,931,058
SA Small Cap Index Portfolio, Class 1	12,935	6,018	1,636,541	46,202	404,758	27,580	200,029	1,505,594
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	—	2,357,153	188,182	17,608	613,878	2,800,457
SA Wellington Government & Quality Bond Portfolio, Class 1	385,093	—	21,590,050	779,329	5,307,983	(1,162,803)	830,118	16,728,711

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

SA Allocation Moderate Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at March 31, 2024
	$5,453,918	$6,392,719	$273,411,014	$43,331,687	$58,986,596	$(4,503,408)	$28,916,264	$282,168,961

†	Includes reinvestment of distributions paid.
SA Multi-Managed Large Cap Value Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2023	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at March 31, 2024
American International Group, Inc.
	$10,331	$—	$430,376	$1,678	$150,641	$14,341	$186,946	$482,700
    The following Portfolios incurred brokerage commissions with affiliated brokers for the year ended March 31, 2024:
Portfolio	Goldman Sachs & Co.
SA Multi-Managed Large Cap Growth	$888
    At March 31, 2024, the following affiliates owned outstanding shares of the following Portfolios:
Portfolio	American General Life Insurance Co.	The United States Life Insurance Co.	SST SA Allocation Balanced Portfolio	SST SA Allocation Growth Portfolio	SST SA Allocation Moderate Growth Portfolio	SST SA Allocation Moderate Portfolio	SAST SA VCP Dynamic Strategy Portfolio	SAST SA VCP Dynamic Allocation Portfolio
SA Allocation Balanced	90.81%	9.19%	—%	—%	—%	—%	—%	—%
SA Allocation Growth	92.08	7.92	—	—	—	—	—	—
SA Allocation Moderate Growth	92.24	7.76	—	—	—	—	—	—
SA Allocation Moderate	91.51	8.49	—	—	—	—	—	—
SA American Century Inflation Protection	62.89	4.13	1.17	0.70	1.36	0.95	8.58	20.22
SA Columbia Focused Value	5.82	0.08	0.89	3.28	3.04	1.20	34.50	51.19
SA Multi-Managed Diversified Fixed Income	3.05	0.06	4.55	2.54	5.14	4.02	20.97	59.67
SA Multi-Managed Growth	98.41	1.59	—	—	—	—	—	—
SA Multi-Managed Income	99.06	0.94	—	—	—	—	—	—
SA Multi-Managed Income/Equity	99.46	0.54	—	—	—	—	—	—
SA Multi-Managed International Equity	7.86	0.19	1.97	8.62	7.24	3.38	25.49	45.25
SA Multi-Managed Large Cap Growth	14.48	0.09	1.35	4.01	3.97	2.15	35.19	38.76
SA Multi-Managed Large Cap Value	6.66	0.03	0.97	4.04	3.54	1.84	38.25	44.67
SA Multi-Managed Mid Cap Growth	23.55	0.51	0.64	1.65	1.62	0.85	34.25	36.93
SA Multi-Managed Mid Cap Value	15.69	0.12	0.83	3.69	2.79	1.18	22.59	53.11
SA Multi-Managed Moderate Growth	99.41	0.59	—	—	—	—	—	—
SA Multi-Managed Small Cap	13.93	0.21	0.89	3.00	2.22	1.48	46.58	31.69
SA Putnam Asset Allocation Diversified Growth	94.18	5.82	—	—	—	—	—	—
SA T. Rowe Price Growth Stock	25.08	0.24	0.78	2.48	2.14	1.06	10.14	58.08
    The fund-of-funds do not invest in the Portfolios for the purpose of exercising management or control; however, investments by these funds within the set limits across their asset allocations may represent a significant portion of net assets of the Portfolios.
Note 9 — Investment Concentration
    Certain Portfolios invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the SA International Equity Portfolio.
    Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA Multi-Managed Growth,

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, and SA Multi- Managed Diversified Fixed Income Portfolios’ concentration in such investments, these funds may be subject to risks associated with the U.S. Government, its agencies or instrumentalities.
    Certain Portfolios may invest in participations and assignments, or act as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, a Portfolio may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When a Portfolio purchases a participation of a senior loan interest, the Portfolio typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, a Portfolio is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Portfolios and the borrower.
Note 10 — Line of Credit
    The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the federal funds effective rate on such date and (b) the overnight bank funding rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the federal funds effective rate or the overnight bank funding rate shall be less than zero, then the federal funds effective rate or the overnight bank funding rate, shall be deemed to be zero for the purposes of determining the rate. The Trust, on behalf of each of the Portfolios, has paid State Street, such Portfolio’s ratable portion of an upfront fee in an amount equal to $40,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the year ended March 31, 2024, the following Portfolios had borrowings:
Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest	Balance Outstanding at 03/31/24
SA Columbia Focused Value	1	$ 344	$1,925,000	6.43%	$ —
SA Multi-Managed Diversified Fixed Income	7	445	342,857	6.68	—
SA Multi-Managed Growth	5	441	495,000	6.42	—
SA Multi-Managed Income	3	268	500,000	6.42	—
SA Multi-Managed Income/Equity	3	495	925,000	6.42	—
SA Multi-Managed International Equity	41	1,452	191,463	6.66	50,000
SA Multi-Managed Large Cap Growth	39	7,487	1,062,821	6.51	—
SA Multi-Managed Large Cap Value	32	4,161	710,938	6.52	—
SA Multi-Managed Mid Cap Value	2	125	337,500	6.68	—
SA Multi-Managed Moderate Growth	3	776	1,450,000	6.42	—
SA Multi-Managed Small Cap	25	2,642	613,000	6.30	—
SA Putnam Asset Allocation Diversified Growth	55	913	93,182	6.41	—
Note 11 — Interfund Lending Agreement
    Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended March 31, 2024, none of the Portfolios participated in this program.

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)(4)	Total expenses after waivers and/or reimburse- ments(3)	Net investment income (loss)(3)	Portfolio turnover
SA Allocation Balanced Portfolio — Class 1
03/31/20	$ 9.66	$0.17	$(0.22)	$(0.05)	$(0.18)	$(0.20)	$(0.38)	$ 9.23	(0.78)%	$ 146	0.15%	0.14%	1.76%	31%
03/31/21	9.23	0.23	1.92	2.15	(0.15)	(0.39)	(0.54)	10.84	23.42	137	0.14	0.13	2.09	31
03/31/22	10.84	0.16	(0.11)	0.05	(0.13)	(0.36)	(0.49)	10.40	0.20	173	0.14	0.13	1.50	14
03/31/23	10.40	0.09	(0.73)	(0.64)	(0.29)	(0.48)	(0.77)	8.99	(5.92)	69	0.15	0.14	0.89	14
03/31/24	8.99	0.15	0.77	0.92	(0.23)	(0.49)	(0.72)	9.19	10.85	39	0.15	0.14	1.66	15
SA Allocation Balanced Portfolio — Class 3
03/31/20	9.66	0.15	(0.22)	(0.07)	(0.16)	(0.20)	(0.36)	9.23	(1.02)	206,134	0.40	0.39	1.52	31
03/31/21	9.23	0.17	1.97	2.14	(0.13)	(0.39)	(0.52)	10.85	23.25	257,105	0.39	0.38	1.61	31
03/31/22	10.85	0.13	(0.12)	0.01	(0.10)	(0.36)	(0.46)	10.40	(0.11)	264,518	0.39	0.38	1.17	14
03/31/23	10.40	0.14	(0.79)	(0.65)	(0.27)	(0.48)	(0.75)	9.00	(6.09)	237,811	0.40	0.39	1.45	14
03/31/24	9.00	0.17	0.73	0.90	(0.21)	(0.49)	(0.70)	9.20	10.56	242,408	0.40	0.39	1.85	15
SA Allocation Growth Portfolio — Class 1
03/31/20	13.26	0.18	(1.13)	(0.95)	(0.01)	(0.41)	(0.42)	11.89	(7.61)	136	0.16	0.15	1.29	26
03/31/21	11.89	0.23	5.31	5.54	(0.16)	(0.64)	(0.80)	16.63	46.76	228	0.14	0.13	1.57	29
03/31/22	16.63	0.07	0.63	0.70	(0.26)	(0.75)	(1.01)	16.32	3.85	5,436	0.13	0.12	0.45	10
03/31/23	16.32	0.20	(1.33)	(1.13)	(0.39)	(0.84)	(1.23)	13.96	(6.65)	4,322	0.13	0.12	1.40	15
03/31/24	13.96	0.11	2.32	2.43	(0.34)	(1.28)	(1.62)	14.77	18.74	1,112	0.13	0.12	0.76	13
SA Allocation Growth Portfolio — Class 3
03/31/20	13.24	0.15	(1.14)	(0.99)	(0.00)	(0.41)	(0.41)	11.84	(7.90)	192,198	0.41	0.40	1.09	26
03/31/21	11.84	0.19	5.28	5.47	(0.13)	(0.64)	(0.77)	16.54	46.37	319,854	0.39	0.38	1.26	29
03/31/22	16.54	0.16	0.49	0.65	(0.23)	(0.75)	(0.98)	16.21	3.58	394,425	0.38	0.37	0.92	10
03/31/23	16.21	0.17	(1.33)	(1.16)	(0.35)	(0.84)	(1.19)	13.86	(6.87)	391,646	0.38	0.37	1.18	15
03/31/24	13.86	0.18	2.22	2.40	(0.31)	(1.28)	(1.59)	14.67	18.61	456,061	0.38	0.37	1.30	13

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Does not include underlying portfolio expenses that the Portfolio bears indirectly.
(4)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)(4)	Total expenses after waivers and/or reimburse- ments(3)	Net investment income (loss)(3)	Portfolio turnover
SA Allocation Moderate Growth Portfolio — Class 1
03/31/20	$10.07	$0.18	$(0.60)	$(0.42)	$(0.18)	$(0.39)	$(0.57)	$ 9.08	(4.96)%	$ 190	0.13%	0.12%	1.67%	22%
03/31/21	9.08	0.18	3.23	3.41	—	(0.47)	(0.47)	12.02	37.59	256	0.13	0.12	1.65	23
03/31/22	12.02	0.16	0.19	0.35	(0.25)	(0.70)	(0.95)	11.42	2.49	257	0.12	0.11	1.30	10
03/31/23	11.42	0.13	(0.88)	(0.75)	(0.33)	(0.71)	(1.04)	9.63	(6.28)	319	0.13	0.12	1.31	12
03/31/24	9.63	0.17	1.26	1.43	(0.26)	(0.79)	(1.05)	10.01	15.90	290	0.13	0.12	1.77	9
SA Allocation Moderate Growth Portfolio — Class 3
03/31/20	10.07	0.13	(0.58)	(0.45)	(0.15)	(0.39)	(0.54)	9.08	(5.19)	403,234	0.38	0.37	1.25	22
03/31/21	9.08	0.15	3.23	3.38	—	(0.47)	(0.47)	11.99	37.26	530,277	0.38	0.37	1.38	23
03/31/22	11.99	0.13	0.18	0.31	(0.22)	(0.70)	(0.92)	11.38	2.18	525,534	0.37	0.36	1.05	10
03/31/23	11.38	0.13	(0.91)	(0.78)	(0.30)	(0.71)	(1.01)	9.59	(6.60)	465,607	0.38	0.37	1.31	12
03/31/24	9.59	0.14	1.26	1.40	(0.23)	(0.79)	(1.02)	9.97	15.67	492,430	0.38	0.37	1.49	9
SA Allocation Moderate Portfolio — Class 1
03/31/20	10.20	0.21	(0.49)	(0.28)	(0.18)	(0.34)	(0.52)	9.40	(3.31)	90	0.14	0.13	1.90	26
03/31/21	9.40	0.19	2.79	2.98	—	(0.45)	(0.45)	11.93	31.78	117	0.14	0.13	1.72	24
03/31/22	11.93	0.18	0.06	0.24	(0.27)	(0.64)	(0.91)	11.26	1.57	142	0.13	0.12	1.46	12
03/31/23	11.26	0.18	(0.91)	(0.73)	(0.33)	(0.68)	(1.01)	9.52	(6.19)	193	0.14	0.13	1.90	13
03/31/24	9.52	0.18	1.07	1.25	(0.25)	(0.69)	(0.94)	9.83	14.01	147	0.14	0.13	1.90	12
SA Allocation Moderate Portfolio — Class 3
03/31/20	10.20	0.14	(0.45)	(0.31)	(0.16)	(0.34)	(0.50)	9.39	(3.64)	256,715	0.39	0.38	1.33	26
03/31/21	9.39	0.16	2.79	2.95	—	(0.45)	(0.45)	11.89	31.50	319,388	0.39	0.38	1.46	24
03/31/22	11.89	0.13	0.08	0.21	(0.24)	(0.64)	(0.88)	11.22	1.35	312,112	0.38	0.37	1.09	12
03/31/23	11.22	0.13	(0.88)	(0.75)	(0.30)	(0.68)	(0.98)	9.49	(6.42)	273,074	0.39	0.38	1.36	13
03/31/24	9.49	0.16	1.06	1.22	(0.23)	(0.69)	(0.92)	9.79	13.65	281,870	0.39	0.38	1.62	12

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Does not include underlying portfolio expenses that the Portfolio bears indirectly.
(4)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA American Century Inflation Protection Portfolio — Class 1
03/31/20	$ 9.50	$0.21	$ 0.02	$ 0.23	$(0.04)	$ —	$(0.04)	$ 9.69	2.40%	$259,205	0.64%	0.59%	2.09%	31%
03/31/21	9.69	0.04	0.71	0.75	(0.29)	(0.08)	(0.37)	10.07	7.71	252,182	0.64	0.59	0.42	43
03/31/22	10.07	0.36	0.08	0.44	—	(0.25)	(0.25)	10.26	4.37	278,308	0.64	0.59	3.51	109
03/31/23	10.26	0.42	(1.16)	(0.74)	(0.25)	(0.14)	(0.39)	9.13	(7.11)	245,407	0.65	0.59	4.48	57
03/31/24	9.13	0.31	(0.32)	(0.01)	(0.45)	—	(0.45)	8.67	0.02	188,687	0.64	0.58	3.47	30
SA American Century Inflation Protection Portfolio — Class 3
03/31/20	9.44	0.17	0.03	0.20	(0.03)	—	(0.03)	9.61	2.14	335,450	0.89	0.84	1.74	31
03/31/21	9.61	0.02	0.71	0.73	(0.27)	(0.08)	(0.35)	9.99	7.51	407,229	0.89	0.84	0.18	43
03/31/22	9.99	0.33	0.07	0.40	—	(0.25)	(0.25)	10.14	4.00	431,710	0.89	0.84	3.23	109
03/31/23	10.14	0.39	(1.14)	(0.75)	(0.22)	(0.14)	(0.36)	9.03	(7.26)	392,544	0.90	0.84	4.20	57
03/31/24	9.03	0.28	(0.31)	(0.03)	(0.43)	—	(0.43)	8.57	(0.26)	378,399	0.89	0.83	3.16	30
SA Columbia Focused Value Portfolio — Class 1
03/31/20	17.63	0.32	(3.39)	(3.07)	(0.10)	(0.30)	(0.40)	14.16	(17.99)	188,851	1.05	0.73	1.77	12
03/31/21	14.16	0.59	9.45	10.04	(0.34)	(1.19)	(1.53)	22.67	71.65	334,737	1.04	0.72	3.12	35
03/31/22	22.67	0.38	2.39	2.77	(0.63)	(1.37)	(2.00)	23.44	12.61	339,287	1.02	0.71	1.59	14
03/31/23	23.44	0.33	(1.53)	(1.20)	(0.41)	(2.41)	(2.82)	19.42	(5.40)	315,610	1.04	0.72	1.58	14
03/31/24	19.42	0.35	2.46	2.81	(0.32)	(1.23)	(1.55)	20.68	15.55	312,106	1.04	0.72	1.80	13
SA Columbia Focused Value Portfolio — Class 2
03/31/20	17.69	0.30	(3.41)	(3.11)	(0.09)	(0.30)	(0.39)	14.19	(18.14)	9,512	1.20	0.88	1.62	12
03/31/21	14.19	0.55	9.48	10.03	(0.31)	(1.19)	(1.50)	22.72	71.40	14,886	1.19	0.87	2.91	35
03/31/22	22.72	0.34	2.41	2.75	(0.60)	(1.37)	(1.97)	23.50	12.48	14,912	1.17	0.86	1.45	14
03/31/23	23.50	0.30	(1.54)	(1.24)	(0.37)	(2.41)	(2.78)	19.48	(5.55)	12,154	1.19	0.87	1.44	14
03/31/24	19.48	0.32	2.46	2.78	(0.28)	(1.23)	(1.51)	20.75	15.35	12,369	1.19	0.87	1.65	13
SA Columbia Focused Value Portfolio — Class 3
03/31/20	17.71	0.28	(3.41)	(3.13)	(0.08)	(0.30)	(0.38)	14.20	(18.20)	6,713	1.30	0.98	1.52	12
03/31/21	14.20	0.53	9.48	10.01	(0.29)	(1.19)	(1.48)	22.73	71.19	9,951	1.29	0.97	2.81	35
03/31/22	22.73	0.32	2.40	2.72	(0.58)	(1.37)	(1.95)	23.50	12.32	9,288	1.27	0.96	1.35	14
03/31/23	23.50	0.28	(1.53)	(1.25)	(0.34)	(2.41)	(2.75)	19.50	(5.59)	7,398	1.29	0.97	1.34	14
03/31/24	19.50	0.30	2.46	2.76	(0.26)	(1.23)	(1.49)	20.77	15.19	7,285	1.29	0.97	1.55	13

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Multi-Managed Diversified Fixed Income Portfolio — Class 1
03/31/20	$11.63	$ 0.30	$ 0.44	$ 0.74	$(0.38)	$ —	$(0.38)	$11.99	6.36%	$866,019	0.69%	0.69%	2.49%	45%
03/31/21	11.99	0.23	0.24	0.47	(0.33)	(0.26)	(0.59)	11.87	3.81	948,017	0.68	0.68	1.88	41
03/31/22	11.87	0.20	(0.72)	(0.52)	(0.21)	(0.28)	(0.49)	10.86	(4.61)	870,018	0.68	0.68	1.68	39
03/31/23	10.86	0.21	(0.78)	(0.57)	(0.24)	—	(0.24)	10.05	(5.25)	753,833	0.70	0.70	2.09	38
03/31/24	10.05	0.33	(0.09)	0.24	(0.25)	—	(0.25)	10.04	2.40	662,603	0.71	0.71	3.34	36
SA Multi-Managed Diversified Fixed Income Portfolio — Class 2
03/31/20	11.62	0.28	0.45	0.73	(0.36)	—	(0.36)	11.99	6.27	19,442	0.84	0.84	2.34	45
03/31/21	11.99	0.22	0.22	0.44	(0.31)	(0.26)	(0.57)	11.86	3.58	20,138	0.84	0.84	1.73	41
03/31/22	11.86	0.18	(0.72)	(0.54)	(0.19)	(0.28)	(0.47)	10.85	(4.78)	17,263	0.83	0.83	1.53	39
03/31/23	10.85	0.20	(0.78)	(0.58)	(0.22)	—	(0.22)	10.05	(5.35)	13,984	0.85	0.85	1.93	38
03/31/24	10.05	0.32	(0.10)	0.22	(0.23)	—	(0.23)	10.04	2.22	13,130	0.86	0.86	3.20	36
SA Multi-Managed Diversified Fixed Income Portfolio — Class 3
03/31/20	11.56	0.27	0.44	0.71	(0.34)	—	(0.34)	11.93	6.18	11,770	0.94	0.94	2.24	45
03/31/21	11.93	0.20	0.23	0.43	(0.30)	(0.26)	(0.56)	11.80	3.48	11,089	0.94	0.94	1.64	41
03/31/22	11.80	0.17	(0.72)	(0.55)	(0.17)	(0.28)	(0.45)	10.80	(4.83)	9,188	0.93	0.93	1.43	39
03/31/23	10.80	0.19	(0.79)	(0.60)	(0.20)	—	(0.20)	10.00	(5.53)	7,217	0.95	0.95	1.83	38
03/31/24	10.00	0.31	(0.09)	0.22	(0.22)	—	(0.22)	10.00	2.22	6,595	0.96	0.96	3.09	36
SA Multi-Managed Growth Portfolio — Class 1
03/31/20	16.37	0.01	(0.63)	(0.62)	(0.11)	(1.69)	(1.80)	13.95	(4.91)	7,783	1.38	1.31	0.06	97
03/31/21	13.95	(0.06)	9.41	9.35	—	(2.86)	(2.86)	20.44	66.89	11,451	1.34	1.27	(0.30)	74
03/31/22	20.44	(0.07)	(2.11)	(2.18)	—	(5.06)	(5.06)	13.20	(15.34)	9,640	1.34	1.27	(0.38)	68
03/31/23	13.20	0.01	(2.44)	(2.43)	—	(1.86)	(1.86)	8.91	(17.37)	7,458	1.54	1.25	0.12	61
03/31/24	8.91	0.04	1.90	1.94	—	—	—	10.85	21.77	8,804	1.78	1.08	0.41	54
SA Multi-Managed Growth Portfolio — Class 2
03/31/20	16.36	(0.01)	(0.64)	(0.65)	(0.08)	(1.69)	(1.77)	13.94	(5.08)	13,934	1.52	1.45	(0.09)	97
03/31/21	13.94	(0.09)	9.41	9.32	—	(2.86)	(2.86)	20.40	66.72	20,070	1.49	1.42	(0.45)	74
03/31/22	20.40	(0.10)	(2.10)	(2.20)	—	(5.06)	(5.06)	13.14	(15.47)	17,429	1.49	1.42	(0.53)	68
03/31/23	13.14	(0.00)	(2.43)	(2.43)	—	(1.86)	(1.86)	8.85	(17.44)	13,950	1.69	1.40	(0.03)	61
03/31/24	8.85	0.02	1.88	1.90	—	—	—	10.75	21.47	15,307	1.93	1.23	0.26	54
SA Multi-Managed Growth Portfolio — Class 3
03/31/20	16.33	(0.03)	(0.63)	(0.66)	(0.07)	(1.69)	(1.76)	13.91	(5.19)	17,440	1.63	1.56	(0.19)	97
03/31/21	13.91	(0.11)	9.38	9.27	—	(2.86)	(2.86)	20.32	66.50	23,715	1.59	1.52	(0.55)	74
03/31/22	20.32	(0.12)	(2.08)	(2.20)	—	(5.06)	(5.06)	13.06	(15.56)	17,232	1.59	1.52	(0.63)	68
03/31/23	13.06	(0.01)	(2.42)	(2.43)	—	(1.86)	(1.86)	8.77	(17.56)	13,276	1.79	1.50	(0.13)	61
03/31/24	8.77	0.02	1.86	1.88	—	—	—	10.65	21.44	14,610	2.03	1.33	0.16	54

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Multi-Managed Income Portfolio — Class 1
03/31/20	$11.06	$0.19	$ 0.32	$ 0.51	$(0.31)	$(0.25)	$(0.56)	$11.01	4.50%	$ 4,271	1.25%	1.22%	1.67%	63%
03/31/21	11.01	0.11	1.78	1.89	(0.23)	(0.85)	(1.08)	11.82	16.94	5,027	1.27	1.24	0.90	48
03/31/22	11.82	0.12	(1.05)	(0.93)	(0.11)	(1.08)	(1.19)	9.70	(8.97)	3,820	1.26	1.23	1.02	41
03/31/23	9.70	0.17	(1.02)	(0.85)	(0.15)	(0.32)	(0.47)	8.38	(8.61)	2,987	1.44	1.25	1.96	48
03/31/24	8.38	0.22	0.39	0.61	(0.18)	—	(0.18)	8.81	7.35	3,242	1.76	1.17	2.64	43
SA Multi-Managed Income Portfolio — Class 2
03/31/20	11.05	0.17	0.32	0.49	(0.29)	(0.25)	(0.54)	11.00	4.33	21,120	1.40	1.37	1.52	63
03/31/21	11.00	0.09	1.78	1.87	(0.21)	(0.85)	(1.06)	11.81	16.79	25,124	1.42	1.39	0.74	48
03/31/22	11.81	0.10	(1.05)	(0.95)	(0.09)	(1.08)	(1.17)	9.69	(9.12)	21,200	1.41	1.38	0.87	41
03/31/23	9.69	0.16	(1.03)	(0.87)	(0.13)	(0.32)	(0.45)	8.37	(8.82)	16,079	1.59	1.40	1.81	48
03/31/24	8.37	0.21	0.39	0.60	(0.16)	—	(0.16)	8.81	7.29	15,472	1.90	1.32	2.49	43
SA Multi-Managed Income Portfolio — Class 3
03/31/20	11.05	0.16	0.31	0.47	(0.27)	(0.25)	(0.52)	11.00	4.21	12,143	1.50	1.47	1.41	63
03/31/21	11.00	0.08	1.78	1.86	(0.20)	(0.85)	(1.05)	11.81	16.66	14,519	1.52	1.49	0.65	48
03/31/22	11.81	0.09	(1.05)	(0.96)	(0.08)	(1.08)	(1.16)	9.69	(9.21)	12,027	1.51	1.48	0.77	41
03/31/23	9.69	0.15	(1.02)	(0.87)	(0.12)	(0.32)	(0.44)	8.38	(8.85)	9,397	1.69	1.50	1.71	48
03/31/24	8.38	0.20	0.39	0.59	(0.16)	—	(0.16)	8.81	7.07	9,917	2.01	1.42	2.39	43
SA Multi-Managed Income/Equity Portfolio — Class 1
03/31/20	11.16	0.14	0.22	0.36	(0.24)	(0.51)	(0.75)	10.77	3.13	6,646	1.19	1.15	1.22	77
03/31/21	10.77	0.07	3.10	3.17	(0.19)	(1.33)	(1.52)	12.42	28.99	7,846	1.19	1.15	0.55	60
03/31/22	12.42	0.08	(1.31)	(1.23)	(0.09)	(1.86)	(1.95)	9.24	(12.13)	6,075	1.19	1.15	0.64	47
03/31/23	9.24	0.12	(1.24)	(1.12)	(0.07)	(0.54)	(0.61)	7.51	(11.79)	4,453	1.35	1.18	1.47	52
03/31/24	7.51	0.15	0.73	0.88	(0.11)	—	(0.11)	8.28	11.77	4,578	1.56	1.14	1.96	46
SA Multi-Managed Income/Equity Portfolio — Class 2
03/31/20	11.14	0.12	0.22	0.34	(0.22)	(0.51)	(0.73)	10.75	2.96	25,142	1.34	1.30	1.07	77
03/31/21	10.75	0.05	3.10	3.15	(0.17)	(1.33)	(1.50)	12.40	28.85	31,277	1.34	1.30	0.40	60
03/31/22	12.40	0.06	(1.30)	(1.24)	(0.07)	(1.86)	(1.93)	9.23	(12.21)	25,089	1.34	1.30	0.49	47
03/31/23	9.23	0.10	(1.23)	(1.13)	(0.05)	(0.54)	(0.59)	7.51	(11.90)	19,375	1.50	1.33	1.32	52
03/31/24	7.51	0.14	0.71	0.85	(0.09)	—	(0.09)	8.27	11.46	20,134	1.71	1.29	1.81	46
SA Multi-Managed Income/Equity Portfolio — Class 3
03/31/20	11.15	0.11	0.22	0.33	(0.21)	(0.51)	(0.72)	10.76	2.86	15,171	1.44	1.40	0.97	77
03/31/21	10.76	0.04	3.09	3.13	(0.15)	(1.33)	(1.48)	12.41	28.70	18,292	1.44	1.40	0.30	60
03/31/22	12.41	0.05	(1.31)	(1.26)	(0.06)	(1.86)	(1.92)	9.23	(12.36)	15,867	1.44	1.40	0.39	47
03/31/23	9.23	0.10	(1.23)	(1.13)	(0.04)	(0.54)	(0.58)	7.52	(11.91)	12,519	1.60	1.43	1.22	52
03/31/24	7.52	0.13	0.72	0.85	(0.09)	—	(0.09)	8.28	11.35	13,910	1.81	1.39	1.71	46

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Multi-Managed International Equity Portfolio — Class 1
03/31/20	$ 8.98	$ 0.17	$(1.23)	$(1.06)	$(0.30)	$(0.78)	$(1.08)	$ 6.84	(14.19)%	$265,249	1.08%	1.04%	1.88%	20%
03/31/21	6.84	0.11	3.29	3.40	(0.16)	(0.14)	(0.30)	9.94	49.70	354,716	1.01	0.97	1.27	22
03/31/22	9.94	0.16	(0.20)	(0.04)	(0.15)	(0.51)	(0.66)	9.24	(0.84)	332,409	1.04	1.00	1.55	18
03/31/23	9.24	0.16	(0.42)	(0.26)	(0.18)	(0.56)	(0.74)	8.24	(2.25)	287,976	1.07	1.03	2.03	13
03/31/24	8.24	0.15	0.90	1.05	(0.20)	(0.03)	(0.23)	9.06	12.91	278,507	1.08	1.04	1.77	15
SA Multi-Managed International Equity Portfolio — Class 2
03/31/20	9.00	0.14	(1.22)	(1.08)	(0.28)	(0.78)	(1.06)	6.86	(14.30)	13,398	1.23	1.19	1.61	20
03/31/21	6.86	0.10	3.29	3.39	(0.14)	(0.14)	(0.28)	9.97	49.49	19,379	1.16	1.12	1.15	22
03/31/22	9.97	0.14	(0.20)	(0.06)	(0.14)	(0.51)	(0.65)	9.26	(1.08)	16,909	1.19	1.15	1.41	18
03/31/23	9.26	0.15	(0.43)	(0.28)	(0.16)	(0.56)	(0.72)	8.26	(2.46)	14,505	1.22	1.18	1.89	13
03/31/24	8.26	0.14	0.90	1.04	(0.18)	(0.03)	(0.21)	9.09	12.81	13,892	1.23	1.19	1.64	15
SA Multi-Managed International Equity Portfolio — Class 3
03/31/20	8.97	0.14	(1.22)	(1.08)	(0.27)	(0.78)	(1.05)	6.84	(14.34)	10,100	1.33	1.29	1.53	20
03/31/21	6.84	0.09	3.28	3.37	(0.13)	(0.14)	(0.27)	9.94	49.35	13,369	1.26	1.22	1.04	22
03/31/22	9.94	0.13	(0.20)	(0.07)	(0.13)	(0.51)	(0.64)	9.23	(1.18)	11,304	1.29	1.25	1.31	18
03/31/23	9.23	0.14	(0.42)	(0.28)	(0.15)	(0.56)	(0.71)	8.24	(2.49)	9,506	1.32	1.28	1.78	13
03/31/24	8.24	0.13	0.89	1.02	(0.17)	(0.03)	(0.20)	9.06	12.61	9,537	1.33	1.29	1.51	15
SA Multi-Managed Large Cap Growth Portfolio — Class 1
03/31/20	14.36	0.03	(0.18)	(0.15)	(0.07)	(1.88)	(1.95)	12.26	(2.43)	388,579	0.83	0.76	0.23	69
03/31/21	12.26	(0.02)	8.73	8.71	(0.04)	(2.47)	(2.51)	18.46	71.02	450,154	0.81	0.73	(0.13)	45
03/31/22	18.46	(0.05)	0.93	0.88	—	(5.08)	(5.08)	14.26	0.39	450,952	0.81	0.73	(0.29)	42
03/31/23	14.26	(0.00)	(2.68)	(2.68)	—	(1.90)	(1.90)	9.68	(17.70)	328,010	0.84	0.77	(0.04)	46
03/31/24	9.68	(0.01)	3.20	3.19	—	(0.03)	(0.03)	12.84	33.05	310,954	0.85	0.78	(0.09)	39
SA Multi-Managed Large Cap Growth Portfolio — Class 2
03/31/20	14.03	0.01	(0.18)	(0.17)	(0.05)	(1.88)	(1.93)	11.93	(2.65)	25,851	0.98	0.91	0.08	69
03/31/21	11.93	(0.05)	8.51	8.46	(0.02)	(2.47)	(2.49)	17.90	70.84	38,448	0.96	0.88	(0.28)	45
03/31/22	17.90	(0.08)	0.93	0.85	—	(5.08)	(5.08)	13.67	0.23	33,225	0.96	0.88	(0.44)	42
03/31/23	13.67	(0.02)	(2.57)	(2.59)	—	(1.90)	(1.90)	9.18	(17.81)	25,437	0.99	0.92	(0.19)	46
03/31/24	9.18	(0.03)	3.04	3.01	—	(0.03)	(0.03)	12.16	32.89	28,823	1.00	0.93	(0.24)	39
SA Multi-Managed Large Cap Growth Portfolio — Class 3
03/31/20	13.86	(0.00)	(0.18)	(0.18)	(0.03)	(1.88)	(1.91)	11.77	(2.73)	13,717	1.08	1.01	(0.02)	69
03/31/21	11.77	(0.07)	8.39	8.32	—	(2.47)	(2.47)	17.62	70.65	20,395	1.06	0.98	(0.38)	45
03/31/22	17.62	(0.10)	0.93	0.83	—	(5.08)	(5.08)	13.37	0.09	18,008	1.06	0.98	(0.54)	42
03/31/23	13.37	(0.03)	(2.51)	(2.54)	—	(1.90)	(1.90)	8.93	(17.84)	14,040	1.09	1.02	(0.29)	46
03/31/24	8.93	(0.03)	2.94	2.91	—	(0.03)	(0.03)	11.81	32.69	15,926	1.10	1.03	(0.34)	39

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Multi-Managed Large Cap Value Portfolio — Class 1
03/31/20	$14.98	$ 0.28	$ (2.16)	$ (1.88)	$(0.40)	$(0.90)	$(1.30)	$11.80	(14.52)%	$556,173	0.80%	0.80%	1.80%	62%
03/31/21	11.80	0.28	5.56	5.84	(0.26)	(0.85)	(1.11)	16.53	50.22	763,236	0.79	0.79	1.94	45
03/31/22	16.53	0.24	1.88	2.12	(0.31)	(0.99)	(1.30)	17.35	13.16	739,720	0.78	0.78	1.36	40
03/31/23	17.35	0.25	(0.71)	(0.46)	(0.32)	(2.82)	(3.14)	13.75	(2.63)	526,295	0.80	0.80	1.60	39
03/31/24	13.75	0.21	2.08	2.29	(0.32)	(1.99)	(2.31)	13.73	18.53	489,636	0.82	0.82	1.55	39
SA Multi-Managed Large Cap Value Portfolio — Class 2
03/31/20	14.96	0.25	(2.15)	(1.90)	(0.37)	(0.90)	(1.27)	11.79	(14.61)	17,581	0.95	0.95	1.64	62
03/31/21	11.79	0.26	5.55	5.81	(0.24)	(0.85)	(1.09)	16.51	49.95	24,509	0.94	0.94	1.79	45
03/31/22	16.51	0.21	1.89	2.10	(0.29)	(0.99)	(1.28)	17.33	13.02	23,698	0.93	0.93	1.21	40
03/31/23	17.33	0.23	(0.72)	(0.49)	(0.29)	(2.82)	(3.11)	13.73	(2.81)	20,212	0.95	0.95	1.46	39
03/31/24	13.73	0.19	2.08	2.27	(0.30)	(1.99)	(2.29)	13.71	18.35	20,951	0.97	0.97	1.40	39
SA Multi-Managed Large Cap Value Portfolio — Class 3
03/31/20	14.96	0.24	(2.16)	(1.92)	(0.35)	(0.90)	(1.25)	11.79	(14.71)	9,330	1.05	1.05	1.54	62
03/31/21	11.79	0.24	5.55	5.79	(0.22)	(0.85)	(1.07)	16.51	49.77	11,866	1.04	1.04	1.69	45
03/31/22	16.51	0.19	1.89	2.08	(0.27)	(0.99)	(1.26)	17.33	12.90	11,283	1.03	1.03	1.11	40
03/31/23	17.33	0.21	(0.71)	(0.50)	(0.27)	(2.82)	(3.09)	13.74	(2.88)	9,196	1.05	1.05	1.36	39
03/31/24	13.74	0.18	2.08	2.26	(0.28)	(1.99)	(2.27)	13.73	18.28	9,502	1.07	1.07	1.30	39
SA Multi-Managed Mid Cap Growth Portfolio — Class 1
03/31/20	18.98	(0.04)	(1.42)	(1.46)	—	(2.07)	(2.07)	15.45	(9.65)	153,668	0.95	0.95	(0.19)	47
03/31/21	15.45	(0.13)	12.47	12.34	—	(2.84)	(2.84)	24.95	79.25	199,683	0.94	0.94	(0.56)	65
03/31/22	24.95	(0.13)	(0.16)	(0.29)	—	(7.65)	(7.65)	17.01	(5.65)	167,780	0.94	0.94	(0.56)	60
03/31/23	17.01	(0.03)	(2.00)	(2.03)	—	(4.04)	(4.04)	10.94	(10.93)	129,176	0.97	0.97	(0.20)	48
03/31/24	10.94	(0.04)	2.63	2.59	—	—	—	13.53	23.67	134,582	0.99	0.99	(0.34)	66
SA Multi-Managed Mid Cap Growth Portfolio — Class 2
03/31/20	18.02	(0.06)	(1.32)	(1.38)	—	(2.07)	(2.07)	14.57	(9.72)	17,335	1.10	1.10	(0.34)	47
03/31/21	14.57	(0.15)	11.74	11.59	—	(2.84)	(2.84)	23.32	78.88	26,864	1.09	1.09	(0.71)	65
03/31/22	23.32	(0.15)	(0.07)	(0.22)	—	(7.65)	(7.65)	15.45	(5.76)	22,730	1.09	1.09	(0.71)	60
03/31/23	15.45	(0.04)	(1.84)	(1.88)	—	(4.04)	(4.04)	9.53	(11.07)	18,825	1.12	1.12	(0.35)	48
03/31/24	9.53	(0.05)	2.29	2.24	—	—	—	11.77	23.50	21,090	1.14	1.14	(0.49)	66
SA Multi-Managed Mid Cap Growth Portfolio — Class 3
03/31/20	17.49	(0.08)	(1.27)	(1.35)	—	(2.07)	(2.07)	14.07	(9.84)	10,933	1.20	1.20	(0.44)	47
03/31/21	14.07	(0.17)	11.34	11.17	—	(2.84)	(2.84)	22.40	78.69	16,308	1.19	1.19	(0.81)	65
03/31/22	22.40	(0.17)	(0.02)	(0.19)	—	(7.65)	(7.65)	14.56	(5.88)	13,772	1.19	1.19	(0.81)	60
03/31/23	14.56	(0.05)	(1.74)	(1.79)	—	(4.04)	(4.04)	8.73	(11.15)	11,589	1.22	1.22	(0.45)	48
03/31/24	8.73	(0.05)	2.09	2.04	—	—	—	10.77	23.37	12,328	1.24	1.24	(0.59)	66

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Multi-Managed Mid Cap Value Portfolio — Class 1
03/31/20	$15.70	$ 0.20	$(3.54)	$(3.34)	$(0.22)	$(0.88)	$(1.10)	$11.26	(23.20)%	$144,314	0.96%	0.96%	1.25%	36%
03/31/21	11.26	0.14	8.04	8.18	(0.19)	(0.57)	(0.76)	18.68	73.16	220,104	0.95	0.95	0.92	29
03/31/22	18.68	0.13	2.10	2.23	(0.19)	(0.92)	(1.11)	19.80	12.04	205,935	0.95	0.95	0.67	29
03/31/23	19.80	0.20	(1.63)	(1.43)	(0.16)	(2.63)	(2.79)	15.58	(7.25)	170,288	0.96	0.96	1.17	31
03/31/24	15.58	0.17	3.19	3.36	(0.21)	(1.27)	(1.48)	17.46	23.09	181,250	0.98	0.98	1.04	28
SA Multi-Managed Mid Cap Value Portfolio — Class 2
03/31/20	15.65	0.17	(3.53)	(3.36)	(0.19)	(0.88)	(1.07)	11.22	(23.34)	14,917	1.11	1.11	1.09	36
03/31/21	11.22	0.12	8.02	8.14	(0.17)	(0.57)	(0.74)	18.62	73.00	23,122	1.10	1.10	0.77	29
03/31/22	18.62	0.10	2.10	2.20	(0.17)	(0.92)	(1.09)	19.73	11.89	22,040	1.10	1.10	0.51	29
03/31/23	19.73	0.18	(1.63)	(1.45)	(0.12)	(2.63)	(2.75)	15.53	(7.35)	18,646	1.11	1.11	1.02	31
03/31/24	15.53	0.14	3.17	3.31	(0.18)	(1.27)	(1.45)	17.39	22.83	19,927	1.12	1.12	0.89	28
SA Multi-Managed Mid Cap Value Portfolio — Class 3
03/31/20	15.62	0.16	(3.52)	(3.36)	(0.18)	(0.88)	(1.06)	11.20	(23.41)	9,654	1.21	1.21	0.99	36
03/31/21	11.20	0.10	8.01	8.11	(0.15)	(0.57)	(0.72)	18.59	72.87	14,260	1.20	1.20	0.67	29
03/31/22	18.59	0.08	2.08	2.16	(0.15)	(0.92)	(1.07)	19.68	11.69	13,418	1.20	1.20	0.41	29
03/31/23	19.68	0.16	(1.62)	(1.46)	(0.10)	(2.63)	(2.73)	15.49	(7.45)	10,490	1.21	1.21	0.92	31
03/31/24	15.49	0.12	3.17	3.29	(0.16)	(1.27)	(1.43)	17.35	22.72	10,703	1.23	1.23	0.79	28
SA Multi-Managed Moderate Growth Portfolio — Class 1
03/31/20	12.61	0.08	(0.32)	(0.24)	(0.17)	(1.03)	(1.20)	11.17	(2.64)	7,539	1.17	1.12	0.66	84
03/31/21	11.17	0.02	5.90	5.92	(0.11)	(1.67)	(1.78)	15.31	52.85	10,509	1.15	1.10	0.16	70
03/31/22	15.31	0.02	(1.48)	(1.46)	(0.03)	(3.08)	(3.11)	10.74	(12.79)	8,781	1.14	1.09	0.16	60
03/31/23	10.74	0.06	(1.63)	(1.57)	—	(1.17)	(1.17)	8.00	(14.01)	6,500	1.27	1.11	0.75	59
03/31/24	8.00	0.09	1.33	1.42	(0.05)	—	(0.05)	9.37	17.75	7,248	1.44	1.04	1.08	51
SA Multi-Managed Moderate Growth Portfolio — Class 2
03/31/20	12.59	0.06	(0.32)	(0.26)	(0.15)	(1.03)	(1.18)	11.15	(2.81)	33,790	1.32	1.27	0.50	84
03/31/21	11.15	0.00	5.89	5.89	(0.09)	(1.67)	(1.76)	15.28	52.66	46,006	1.30	1.25	0.02	70
03/31/22	15.28	0.00	(1.47)	(1.47)	(0.01)	(3.08)	(3.09)	10.72	(12.88)	39,047	1.29	1.24	0.01	60
03/31/23	10.72	0.05	(1.64)	(1.59)	—	(1.17)	(1.17)	7.96	(14.24)	28,876	1.42	1.26	0.60	59
03/31/24	7.96	0.08	1.32	1.40	(0.03)	—	(0.03)	9.33	17.65	30,143	1.58	1.19	0.93	51
SA Multi-Managed Moderate Growth Portfolio — Class 3
03/31/20	12.58	0.05	(0.33)	(0.28)	(0.13)	(1.03)	(1.16)	11.14	(2.92)	25,456	1.42	1.37	0.41	84
03/31/21	11.14	(0.01)	5.87	5.86	(0.07)	(1.67)	(1.74)	15.26	52.46	35,270	1.40	1.35	(0.08)	70
03/31/22	15.26	(0.01)	(1.47)	(1.48)	—	(3.08)	(3.08)	10.70	(12.94)	29,444	1.39	1.34	(0.09)	60
03/31/23	10.70	0.04	(1.63)	(1.59)	—	(1.17)	(1.17)	7.94	(14.26)	22,749	1.52	1.36	0.50	59
03/31/24	7.94	0.07	1.31	1.38	(0.02)	—	(0.02)	9.30	17.45	23,744	1.68	1.29	0.82	51

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Multi-Managed Small Cap Portfolio — Class 1
03/31/20	$13.06	$ 0.03	$(2.95)	$(2.92)	$(0.03)	$(1.11)	$(1.14)	$ 9.00	(24.88)%	$143,176	0.96%	0.96%	0.24%	65%
03/31/21	9.00	0.03	8.04	8.07	(0.04)	(1.77)	(1.81)	15.26	91.05	230,594	0.95	0.95	0.26	55
03/31/22	15.26	0.02	0.13	0.15	(0.03)	(1.84)	(1.87)	13.54	0.33	205,586	0.94	0.94	0.15	50
03/31/23	13.54	0.05	(1.26)	(1.21)	(0.05)	(2.19)	(2.24)	10.09	(8.84)	158,048	0.96	0.96	0.39	41
03/31/24	10.09	0.03	1.54	1.57	(0.05)	(0.34)	(0.39)	11.27	16.06	146,630	1.01	1.01	0.31	47
SA Multi-Managed Small Cap Portfolio — Class 2
03/31/20	12.69	0.01	(2.85)	(2.84)	(0.01)	(1.11)	(1.12)	8.73	(24.95)	10,273	1.11	1.11	0.10	65
03/31/21	8.73	0.01	7.79	7.80	(0.02)	(1.77)	(1.79)	14.74	90.75	17,618	1.10	1.10	0.11	55
03/31/22	14.74	0.00	0.12	0.12	(0.01)	(1.84)	(1.85)	13.01	0.14	15,175	1.09	1.09	0.00	50
03/31/23	13.01	0.03	(1.20)	(1.17)	(0.03)	(2.19)	(2.22)	9.62	(8.93)	12,205	1.11	1.11	0.24	41
03/31/24	9.62	0.02	1.46	1.48	(0.03)	(0.34)	(0.37)	10.73	15.92	12,743	1.16	1.16	0.16	47
SA Multi-Managed Small Cap Portfolio — Class 3
03/31/20	12.47	0.00	(2.80)	(2.80)	—	(1.11)	(1.11)	8.56	(25.05)	6,905	1.21	1.21	(0.01)	65
03/31/21	8.56	0.00	7.62	7.62	(0.00)	(1.77)	(1.77)	14.41	90.49	11,334	1.20	1.20	0.01	55
03/31/22	14.41	(0.01)	0.12	0.11	—	(1.84)	(1.84)	12.68	0.06	9,747	1.19	1.19	(0.10)	50
03/31/23	12.68	0.02	(1.17)	(1.15)	(0.02)	(2.19)	(2.21)	9.32	(9.03)	8,126	1.21	1.21	0.14	41
03/31/24	9.32	0.01	1.41	1.42	(0.02)	(0.34)	(0.36)	10.38	15.77	8,432	1.26	1.26	0.06	47
SA Putnam Asset Allocation Diversified Growth Portfolio — Class 1
03/31/20	11.72	0.20	(1.39)	(1.19)	(0.17)	(0.41)	(0.58)	9.95	(10.95)	12,257	1.06	0.91	1.68	66
03/31/21	9.95	0.16	4.41	4.57	(0.18)	—	(0.18)	14.34	45.93	16,639	1.01	0.86	1.29	77
03/31/22	14.34	0.15	0.88	1.03	(0.22)	(1.00)	(1.22)	14.15	6.77	13,475	1.00	0.85	1.00	102
03/31/23	14.15	0.18	(1.22)	(1.04)	(0.18)	(2.14)	(2.32)	10.79	(6.73)	10,266	1.05	0.90	1.53	50
03/31/24	10.79	0.18	2.42	2.60	(0.21)	—	(0.21)	13.18	24.31	11,616	1.08	0.93	1.53	60
SA Putnam Asset Allocation Diversified Growth Portfolio — Class 2
03/31/20	11.72	0.18	(1.39)	(1.21)	(0.15)	(0.41)	(0.56)	9.95	(11.09)	42,497	1.21	1.06	1.54	66
03/31/21	9.95	0.14	4.41	4.55	(0.16)	—	(0.16)	14.34	45.75	56,213	1.16	1.01	1.14	77
03/31/22	14.34	0.13	0.88	1.01	(0.20)	(1.00)	(1.20)	14.15	6.62	46,756	1.15	1.00	0.85	102
03/31/23	14.15	0.16	(1.22)	(1.06)	(0.15)	(2.14)	(2.29)	10.80	(6.87)	35,792	1.20	1.05	1.37	50
03/31/24	10.80	0.16	2.42	2.58	(0.19)	—	(0.19)	13.19	24.08	36,881	1.23	1.08	1.38	60
SA Putnam Asset Allocation Diversified Growth Portfolio — Class 3
03/31/20	11.69	0.17	(1.39)	(1.22)	(0.14)	(0.41)	(0.55)	9.92	(11.16)	97,057	1.31	1.16	1.42	66
03/31/21	9.92	0.13	4.39	4.52	(0.15)	—	(0.15)	14.29	45.59	139,730	1.26	1.11	1.04	77
03/31/22	14.29	0.11	0.87	0.98	(0.19)	(1.00)	(1.19)	14.08	6.44	151,309	1.25	1.10	0.75	102
03/31/23	14.08	0.15	(1.21)	(1.06)	(0.14)	(2.14)	(2.28)	10.74	(6.88)	135,871	1.30	1.15	1.28	50
03/31/24	10.74	0.15	2.39	2.54	(0.18)	—	(0.18)	13.10	23.85	158,490	1.33	1.18	1.28	60

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA T. Rowe Price Growth Stock Portfolio — Class 1
03/31/20	$22.70	$(0.04)	$ (0.71)	$ (0.75)	$ —	$(2.04)	$(2.04)	$19.91	(4.34)%	$301,339	0.89%	0.89%	(0.17)%	44%
03/31/21	19.91	(0.13)	12.91	12.78	(0.01)	(2.96)	(2.97)	29.72	64.68	364,073	0.87	0.87	(0.46)	32
03/31/22	29.72	(0.17)	0.87	0.70	—	(6.53)	(6.53)	23.89	(1.67)	348,810	0.87	0.87	(0.58)	30
03/31/23	23.89	(0.07)	(4.61)	(4.68)	—	(2.89)	(2.89)	16.32	(18.44)	221,588	0.90	0.90	(0.40)	26
03/31/24	16.32	(0.08)	6.57	6.49	—	(0.80)	(0.80)	22.01	40.52	210,593	0.92	0.90	(0.40)	25
SA T. Rowe Price Growth Stock Portfolio — Class 2
03/31/20	21.84	(0.07)	(0.67)	(0.74)	—	(2.04)	(2.04)	19.06	(4.47)	34,893	1.04	1.04	(0.32)	44
03/31/21	19.06	(0.16)	12.34	12.18	—	(2.96)	(2.96)	28.28	64.42	44,393	1.02	1.02	(0.61)	32
03/31/22	28.28	(0.21)	0.90	0.69	—	(6.53)	(6.53)	22.44	(1.80)	37,603	1.02	1.02	(0.73)	30
03/31/23	22.44	(0.09)	(4.35)	(4.44)	—	(2.89)	(2.89)	15.11	(18.56)	28,749	1.05	1.05	(0.55)	26
03/31/24	15.11	(0.10)	6.06	5.96	—	(0.80)	(0.80)	20.27	40.25	29,405	1.07	1.05	(0.55)	25
SA T. Rowe Price Growth Stock Portfolio — Class 3
03/31/20	21.32	(0.09)	(0.64)	(0.73)	—	(2.04)	(2.04)	18.55	(4.53)	27,780	1.14	1.14	(0.42)	44
03/31/21	18.55	(0.18)	11.99	11.81	—	(2.96)	(2.96)	27.40	64.18	35,574	1.12	1.12	(0.71)	32
03/31/22	27.40	(0.23)	0.91	0.68	—	(6.53)	(6.53)	21.55	(1.90)	28,813	1.12	1.12	(0.83)	30
03/31/23	21.55	(0.10)	(4.19)	(4.29)	—	(2.89)	(2.89)	14.37	(18.64)	22,304	1.15	1.15	(0.65)	26
03/31/24	14.37	(0.11)	5.76	5.65	—	(0.80)	(0.80)	19.22	40.17	23,555	1.17	1.15	(0.65)	25

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
See Notes to Financial Statements

Seasons Series Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Seasons Series Trust and

Shareholders of each of the portfolios listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the portfolios listed in the table below ( constituting Seasons Series Trust, hereafter collectively referred to as the “Portfolios”) as of March 31, 2024, the related statements of operations for the year ended March 31, 2024, the statements of changes in net assets for each of the two years in the period ended March 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of March 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2024 and each of the financial highlights for each of the five years in the period ended March 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Seasons Series Trust

SA Allocation Balanced Portfolio	SA Multi-Managed International Equity Portfolio
SA Allocation Growth Portfolio	SA Multi-Managed Large Cap Growth Portfolio
SA Allocation Moderate Growth Portfolio	SA Multi-Managed Large Cap Value Portfolio
SA Allocation Moderate Portfolio	SA Multi-Managed Mid Cap Growth Portfolio
SA American Century Inflation Protection Portfolio	SA Multi-Managed Mid Cap Value Portfolio
SA Columbia Focused Value Portfolio	SA Multi-Managed Moderate Growth Portfolio
SA Multi-Managed Diversified Fixed Income Portfolio	SA Multi-Managed Small Cap Portfolio
SA Multi-Managed Growth Portfolio	SA Putnam Asset Allocation Diversified Growth Portfolio
SA Multi-Managed Income/Equity Portfolio	SA T. Rowe Price Growth Stock Portfolio
SA Multi-Managed Income Portfolio

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian, transfer agent, brokers, selling or agent banks and portfolio companies; when replies were not received from a broker or selling or agent bank, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

May 29, 2024

We have served as the auditor of one or more investment companies in the SunAmerica annuity family of funds (consisting of SunAmerica Series Trust and Seasons Series Trust) since at least 1986. We have not been able to determine the specific year we began serving as auditor.

264

Seasons Series Trust

APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS — March 31, 2024 (unaudited)

At a meeting held on October 12, 2023, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of Seasons Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved with respect to each Portfolio the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management LLC (“SunAmerica” or the “Adviser”) and the Trust (the “Advisory Agreement”) and the continuation of each Subadvisory Agreement between SunAmerica and each of the following subadvisers (the “Subadvisory Agreements”): American Century Investment Management, Inc. (“American Century”), Columbia Management Investment Advisers, LLC (“Columbia”), Goldman Sachs Asset Management, L.P. (“GSAM”), J.P. Morgan Investment Management Inc. (“JPMorgan”), Massachusetts Financial Services Company (“MFS”), Morgan Stanley Investment Management Inc. (“MSIM”), PineBridge Investments, LLC (“PineBridge”), Putnam Investment Management, LLC (“Putnam”), Schroder Investment Management North America Inc. (“SIMNA”), T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Wellington Management Company, LLP (“Wellington”) (collectively referred to as the “Subadvisers” and each a “Subadviser”). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the “Advisory Contracts.”

In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve the Advisory Contracts. Those factors included:

(1)	the requirements of the Trust in the areas of investment supervisory and administrative services;

(2)

the nature, extent and quality of the investment advisory, administrative, operational and compliance services provided by SunAmerica, including a review of the investment performance of the Portfolios and oversight of the Subadvisers;

(3)

the size and structure of the investment advisory fee and any other material payments to the Adviser and Subadvisers and, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from the relationship with the Trust;

(4)	the expenses paid by each of the Portfolios, including their total operating expenses and any applicable expense limitation;

(5)	the extent to which the Adviser realizes economies of scale and shares them with the Trust;

(6)	the organizational capability, resources, personnel and financial condition of the Adviser and Subadvisers and their affiliates; and

(7)	the fees paid by the Adviser to the Subadvisers for managing the Portfolios of the Trust.

In addition, the Board considered (a) the historical relationship between the Trust and SunAmerica; (b) the possibility that services of the type required by the Trust might be better obtained from other organizations; (c) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; and (d) the reasonableness of the amount of the fee retained by the Adviser in light of the services provided by the Adviser and the Subadvisers.

The Independent Trustees were separately represented by counsel that is independent of SunAmerica in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which their independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (respectively, the “Expense Group/Universe” and the “Subadvised Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management. In addition, the Board considered the expenses and performance of SunAmerica and the Subadvisers with respect to accounts and mutual funds managed by each that have comparable investment objectives and strategies to each of the Portfolios that they manage.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SunAmerica and each of the Subadvisers. In making its evaluation, the Board considered that SunAmerica acts as adviser for each Portfolio, manages the investment of portions of certain Portfolios’ assets, manages the daily business affairs of the Trust, obtains and evaluates economic, statistical and financial information to formulate and implement investment policies, and provides oversight with respect to the daily management of certain Portfolios’ assets, or a portion thereof, allocated to the Subadvisers, subject to the Trustees’ oversight and control. It was also noted that SunAmerica’s advisory fees compensate SunAmerica for services such as monitoring Portfolio performance, selecting and replacing Subadvisers, determining asset allocations among Portfolios with multiple Subadvisers and ensuring that the Subadvisers’ styles adhere to the prospectus and statement of additional information as well as other administrative, compliance and legal services.

The Board noted that SunAmerica is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SunAmerica is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as may be necessary for the operations of each Portfolio. The Board considered that SunAmerica monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SunAmerica who are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios. The Board also considered the compensation program for SunAmerica’s investment professionals.

With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services on a day-to-day basis. In such role, each Subadviser (i) determines the securities to be purchased or sold and executes such documents on behalf of the Portfolios they manage as may be necessary in connection therewith; (ii) provides SunAmerica with records concerning their activities; and (iii) renders regular reports to SunAmerica and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. The Board reviewed each Subadviser’s history, structure and size, and investment experience. The Board considered each Subadviser’s personnel who are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices. The Board was informed that in management’s judgment, each of the Subadvisers has the size, viability and resources to attract and retain highly qualified investment professionals.

265

Seasons Series Trust

APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

The Board reviewed the qualifications, background and responsibilities of SunAmerica’s staff and each of the Subadviser’s staff who is responsible for providing investment management services to the Portfolios and other key personnel of SunAmerica in addition to current and projected staffing levels and compensation practices.

The Board considered SunAmerica’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust’s relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SunAmerica’s experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SunAmerica’s code of ethics and its risk management process, and that SunAmerica has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ registration statement.

The Board also reviewed and considered SunAmerica’s and each Subadviser’s compliance and regulatory history, including information about whether any were involved in any litigation, regulatory actions or investigations that could impair their ability to serve as an adviser or subadviser to the Portfolios. The Board considered SunAmerica’s and the Subadvisers’ risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SunAmerica’s or the Subadvisers’ ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SunAmerica and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of the Expense Group/Universe for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SunAmerica negotiates such fees at arm’s length. The Board also considered that the subadvisory fees are paid by SunAmerica out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid by SunAmerica and the amount of the management fees that it retained and determined that these amounts were reasonable in light of the services performed by SunAmerica and the Subadvisers, respectively.

To assist in analyzing the reasonableness of the advisory and subadvisory fees, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”) as well as information provided by management. The Board also considered advisory fees received by the Adviser and the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Portfolios each advises. Based on the information from Broadridge, the Board reviewed detailed information about peer groups of comparable mutual funds based on various factors such as the type of fund (those underlying variable insurance products), comparable investment objectives and strategies, among other factors. Referred to herein are Expense Groups and Performance Groups/Universes that represent those peer groups of funds used to compare expenses and performance, respectively.

The Trustees noted that expense information as a whole was useful in assessing whether SunAmerica and the Subadvisers were providing services at a cost that was competitive with other similar funds. The performance information included annualized returns for the period since inception and the one-, three-, five- and ten-year periods, as applicable, ended June 30, 2023 from Broadridge and performance information as of June 30, 2023 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to each Portfolio’s overall performance, performance relative to each Portfolio’s relevant benchmark and Morningstar and/or Broadridge peer groups, as applicable, and each Subadviser’s performance within a Portfolio. The Board considered that management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios’ fees and expenses and performance, the Board considered information, including but not limited to the following expense and performance information, provided by Broadridge and management in making its determinations. It was noted that actual advisory and subadvisory fees and total expenses were calculated as of each Portfolio’s most recent fiscal year end, which may vary among the Portfolio’s Expense Group/Universe. The Board considered management’s discussion of the Trust’s multi-manager subadvisory management structure and its explanation that the structure results in increased advisory fees and expenses to these Portfolios but noted the potential benefits to this type of multi-manager strategy where the Portfolios have access to the expertise of multiple subadvisers and the varied investment techniques employed by each subadviser in connection with a Portfolio’s investment objectives/strategies.

•	SA Allocation Balanced Portfolio (advised by SunAmerica). The Board considered that both actual management fees and total expenses were above the median of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses and noted that SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 0.09% of average daily net assets.

The Board considered that the Portfolio performed above its benchmark index for the one-, three-, five- and ten-year periods. The Board also noted that the Portfolio performed above the medians of its Performance Group for the one-, three- and five- year periods and at the median for the ten-year period.

•	SA Allocation Growth Portfolio (advised by SunAmerica). The Board considered that the Portfolio’s actual management fees were slightly above and total expenses were below the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and noted that SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 0.09% of average daily net assets.

The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed below the median of its Performance Group for the one-year period, at the median for the three-year period and above the medians for the five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance and noted that SunAmerica assumed full control of the Portfolio in 2015.

266

Seasons Series Trust

APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

•	SA Allocation Moderate Portfolio (advised by SunAmerica). The Board considered that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses and noted that SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 0.09% of average daily net assets.

The Board considered that the Portfolio performed above its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group for the five- and ten-year periods and slightly below the medians for the one- and three-year periods. The Board took account of management’s discussion of the Portfolio’s recent performance and noted that SunAmerica assumed full control of the Portfolio in 2015.

•	SA Allocation Moderate Growth Portfolio (advised by SunAmerica). The Board considered that actual management fees were slightly above and total expenses were below the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and noted that SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 0.09% of average daily net assets.

The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed below the medians of its Performance Group for the one-, three- and ten-year periods and at the median for the five-year period. The Board took into consideration management’s discussion of the Portfolio’s performance and noted that SunAmerica assumed full control of the Portfolio in 2015.

•	SA Columbia Focused Value Portfolio (subadvised by Columbia). The Board considered that the Portfolio’s actual management fees were slightly above and total expenses were below the medians of its Expense Group. The Board noted that the SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 0.67% of average daily net assets.

The Board also considered that the Portfolio performed above its benchmark index for the one-, three-, five- and ten-year periods. The Board noted that the Portfolio performed above the medians of the Performance Group for the same periods.

•	SA Multi-Managed Diversified Fixed Income Portfolio (subadvised by PineBridge and Wellington). The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses.

The Board also considered that the Portfolio performed above its benchmark index for the one-year period and below that index for the three-, five- and ten-year periods. The Board noted that the Portfolio performed at the median of its Performance Group for the one-year period and below the medians for the three-, five- and ten-year periods. The Board considered that the Portfolio is managed by multiple Subadvisers. The Board took into consideration management’s discussion of the Portfolio’s performance.

•	SA Multi-Managed Growth Portfolio (components subadvised by J.P. Morgan, MSIM, and Wellington). The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board considered management’s report that the Portfolio is a multi-fund strategy and its costs reflect the additional expenses of multi-manager asset allocation and administration. The Board noted that there is an expense limitation of 1.07%, 1.22% and 1.32% on Class 1, Class 2 and Class 3 shares, respectively. The Board further noted that SunAmerica had also contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 27 basis points at each applicable breakpoint.

The Board considered that the Portfolio performed near its benchmark index for the one-year period and below that index for the three-, five- and ten-year periods. The Board also considered that the Portfolio performed above the median of its Performance Group for the one-year period and below the medians for the three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance and noted that the Portfolio has multiple Subadvisers and that two Subadvisers were removed by management in 2014 and another in May 2019 due to performance.

•	SA Multi-Managed Income Portfolio (components subadvised by MSIM and Wellington). The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board considered management’s report that, as a multi-fund strategy, the Portfolio’s costs reflect the additional expenses of multi-manager asset allocation and administration. The Board noted SunAmerica there is an expense limitation of 1.13%, 1.28% and 1.38% on Class 1, Class 2 and Class 3 shares, respectively. The Board further noted that SunAmerica has contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 13 basis points at each applicable breakpoint.

The Board considered that the Portfolio performed above its benchmark index for the one-, five- and ten-year periods and below that index for the three-year period. The Board also noted that performance was above the median of its Performance Group for the one-year period and below the medians for the three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance and noted that the Portfolio has multiple Subadvisers and that two Subadvisers were removed by management in 2014 and another in May 2019 due to performance.

•	SA Multi-Managed Income/Equity Portfolio (components subadvised by MSIM and Wellington). The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board considered management’s report that, as a multi-fund strategy, the Portfolio’s costs reflect the additional expenses of multi-manager asset allocation and administration. The Board noted that there is an expense limitation of 1.13%, 1.28% and 1.38% on Class 1, Class 2 and Class 3 shares, respectively. The Board further noted that SunAmerica had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 6 basis points at each applicable breakpoint.

The Board considered that the Portfolio performed above its benchmark index for the one-, five- and ten-year periods and below that index for the three-year period. The Board further considered that the Portfolio performed above the median of its Performance Universe for the one-year period and below the medians for the three-, five- and ten-year periods. The Board noted that the Portfolio has multiple Subadvisers and that two Subadvisers were removed by management in 2014 and another in May 2019 due to performance.

267

Seasons Series Trust

APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

•	SA Multi-Managed International Equity Portfolio (advised/subadvised by SunAmerica, SIMNA and T. Rowe Price). The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses and noted that SunAmerica is currently waiving 4 basis points of the advisory fee pursuant to a contractual fee waiver agreement.

The Board considered that the Portfolio performed below its benchmark index for the one-, three- and ten-year periods but above that index for five-year period. The Board noted that the Portfolio performed below the medians of its Performance Universe for the one-, three- and ten-year periods and above the median for the five-year period. The Board considered that the Portfolio is managed by multiple Subadvisers. The Board took account of management’s discussion of the Portfolio’s performance and noted that management replaced one of the Subadvisers in 2014 and another in 2017.

•	SA Multi-Managed Large Cap Growth Portfolio (advised/subadvised by SunAmerica, GSAM and MSIM). The Board considered that the Portfolio’s actual management fees and total expenses were slightly above the medians of its Expense Group. The Board noted that SunAmerica has agreed to a contractual fee waiver such that the advisory fee payable by the Portfolio is equal to 0.73% of the Portfolio’s average daily net assets on the first $250 million, 0.67% on the next $250 million and 0.58% over $500 million.

The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that performance was below the medians of its Performance Group for the same periods. The Board took into consideration management’s discussion of the Portfolio’s performance and noted that the Portfolio is managed by multiple Subadvisers and that SunAmerica replaced one Subadviser in May 2019.

•	SA Multi-Managed Large Cap Value Portfolio (advised/subadvised by SunAmerica, American Century and Wellington). The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that performance was above the medians of its Performance Group for the one- and five-year periods and below the medians for the three- and ten-year periods. The Board considered that the Portfolio is managed by multiple Subadvisers. The Board took into consideration management’s discussion of the Portfolio’s performance and noted that management has subjected the Portfolio to heightened monitoring and added American Century to replace a Subadviser in 2015.

•	SA Multi-Managed Mid Cap Growth Portfolio (advised/subadvised by SunAmerica, T. Rowe Price and Wellington). The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed at the benchmark index for the one-year period and below that index for the three-, five-and ten-year periods. The Board also considered that performance was above the medians of the Portfolio’s Performance Group for the one-, five-and ten-year periods and below the median for the three-year period. The Board took into consideration management’s discussion of the Portfolio’s performance

•	SA Multi-Managed Mid Cap Value Portfolio (advised/subadvised by SunAmerica, T. Rowe Price and MFS). The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed above its benchmark index for the one-, three- and five-year periods and below that index for the ten-year period. The Board also considered that performance was above the median of the Portfolio’s Performance Group for the one-year period, at the median for the three-year period and below the medians for the five- and ten-year periods. The Board took into consideration management’s discussion of the Portfolio’s performance and noted that T. Rowe Price had replaced one of the Subadvisers in February 2017.

•	SA Multi-Managed Moderate Growth Portfolio (components subadvised by J.P. Morgan, MSIM and Wellington). The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board considered management’s report that, as a multi-fund strategy, the Portfolio’s costs reflect the additional expenses of multi-manager asset allocation and administration. The Board noted that there is an expense limitation of 1.04%, 1.19% and 1.29% on Class 1, Class 2 and Class 3 shares, respectively. The Board also noted SunAmerica had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 10 basis points at each applicable breakpoint.

The Board considered that the Portfolio performed above its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that performance was above the median of the Portfolio’s Performance Group for the one-year period and below the medians for the three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance and noted that the Portfolio has multiple Subadvisers and that two Subadvisers were removed by management in 2014 and another in May 2019 due to performance.

•	SA Multi-Managed Small Cap Portfolio (advised/subadvised by SunAmerica, J.P. Morgan and SIMNA). The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed above its benchmark index for the three- and five-year periods and below the index for the one- and ten-year periods. The Board further considered that the Portfolio performed below the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board took into consideration management’s discussion of the Portfolio’s performance and noted that SIMNA had replaced one of the Subadvisers in November 2019.

•	SA American Century Inflation Protection Portfolio (subadvised by American Century). The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses and noted that SunAmerica is voluntarily waiving 0.06% of is advisory fee.

268

Seasons Series Trust

APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed below the medians of its Performance Group for the same periods. The Board took into consideration management’s discussion of the Portfolio’s performance and noted that American Century took over as Subadviser to the Portfolio in February 2022 and therefore performance is not fully reflective of the track record of the new Subadviser.

•	SA Putnam Asset Allocation Diversified Growth Portfolio (subadvised by Putnam). The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses and noted that SunAmerica is currently waiving 15 basis points of the advisory fee pursuant to a contractual fee waiver agreement.

The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group for the one-, three- and ten-year periods and below the median for the five-year period. The Board took into consideration management’s discussion of the Portfolio’s performance.

•	SA T. Rowe Price Growth Stock Portfolio (subadvised by T. Rowe Price). The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses. The Board noted that SunAmerica has contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 5 basis points at each applicable breakpoint

The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio’s performed below the medians of its Performance Group for the same periods. The Board took into consideration management’s discussion of the Portfolio’s performance.

The Trustees noted that expense and performance information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds.

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SunAmerica in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust did not impact the reasonableness of the advisory fee. The Board considered that SunAmerica is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolios pursuant to an arrangement between SunAmerica and certain affiliated life insurance companies (the “Life Companies”). The Board considered that the Trust also pays VALIC Retirement Services Company, an affiliate of SunAmerica, a fee for the provision of recordkeeping and shareholder services to contract owners and participants.

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be significant. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held by applicable Portfolios. The Board considered that the Life Companies receive financial support from SunAmerica and certain Subadvisers for distribution-related activities, including administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training (including training of registered representatives of Corebridge Capital Services, Inc., an affiliate of SunAmerica) to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SunAmerica or the Subadvisers. In addition, the Board considered that, because shares of the Portfolios are offered as investment options through variable annuity or life contracts issued by the Life Companies (the “Variable Contracts”), the investment objectives, strategies and performance of the Portfolios may positively or negatively impact a Life Company’s ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.

The Board concluded that any benefits that SunAmerica and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were reasonable.

Profitability and Economies of Scale.

The Board received information related to SunAmerica’s profitability as well as the profitability of certain affiliates with respect to the services they provide to the Trust’s Portfolios. The profitability analysis reflected the relationship between SunAmerica and the affiliated Life Companies. The Board considered that, pursuant to administrative services agreements between SunAmerica and each of the Life Companies, SunAmerica pays a fee to each Life Company at an annual rate of 25 basis points of the average daily net assets of the Portfolios that are held by the corresponding separate accounts of each Life Company, in exchange for certain administrative services provided to the Portfolios. The Board determined that the profitability to SunAmerica in connection with its relationship to the Trust was reasonable. In addition, the Board considered the Investment Management Profitability Analysis prepared by an independent information service, Broadridge, and noted that SunAmerica’s profitability was generally in the range of the profitability of companies contained in the report.

It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by SunAmerica out of the advisory fees that it receives under the Advisory Agreement. The Trustees also relied on the ability of SunAmerica to negotiate the Subadvisory Agreements and the fees thereunder at arm’s length. It was noted that SunAmerica reviewed a number of factors in determining appropriate subadvisory fees payable to each Subadviser. Such factors include review of (1) style class peers primarily within the variable annuity universe; (2) key competitor analysis; (3) portfolio analysis; and (4) special considerations such as competitor subaccount characteristics, uniqueness of the product and the manager’s prestige. The Board determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements.

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APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase. The Board also considered that SunAmerica has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SunAmerica, the Trust is able to share common resources and may share certain expenses, which could result in a Portfolio experiencing lower expenses than it otherwise would achieve if the Trust were a stand-alone entity. The Board considered that management believed that the Portfolios’ existing fee schedules and the fee schedules for those Portfolios for which management proposed reductions or waivers reflect the economies of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SunAmerica in an appropriate manner.

The Board considered that certain Subadvisory Agreements also contain breakpoints in the fee schedules, however, since SunAmerica, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreements, the Trust does not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to the Subadvisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Portfolios are not a material factor in its consideration at this time.

Terms of Advisory Contracts.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by SunAmerica and the Subadvisers as discussed above. The Board considered that SunAmerica pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the officers of the Trust who are employees of SunAmerica. The Board also reviewed the terms of payment for services rendered and noted that SunAmerica compensates the Subadvisers out of the fees it receives from the Trust. The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered other terms and conditions of the Advisory Contracts.

Conclusions.

In reaching its decision to recommend the renewal of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SunAmerica and the Subadvisers possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

270

Seasons Series Trust

TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

Name and Year of Birth†	Position Held With Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Disinterested Trustees
Tracey C. Doi 1961	Trustee	2021- Present	Chief Financial Officer, Group Vice President of Toyota Motor North America (2000-2022).	80	Director, Pentair (industrial-water treatment) (August 2023-Present); Director, Quest Diagnostics (healthcare) (2021-Present); Director, City National Bank (banking) (2016-2022).
Jane Jelenko 1948	Trustee	2006- Present	Retired Partner of KPMG, LLP and Managing Director of BearingPoint, Inc. (formerly KPMG Consulting) (2003-Present).	80	Director, Cathay General Bancorp and Cathay Bank (banking) (2012-Present); Director, Countrywide Bank (banking) (2003-2008).
Christianne F. Kerns (4) 1958	Trustee	2023- Present	Managing Partner (2020-Present), Partner (2004-Present), Hahn & Hahn LLP (law firm).	80	None.
Charles H. Self III 1957	Trustee	2021- Present	Chief Operating Officer, Chief Compliance Officer and Chief Investment Officer of iSectors (2014-2021); Chief Investment Officer of Sumnicht & Associates (2014-2021).	80	None.
Martha B. Willis 1960	Trustee	2023- Present	Senior Advisor, KPMG US (September 2022-Present); Executive Vice President, Chief Marketing Officer of TIAA (June 2020-March 2022); Executive Vice President, Chief Marketing Officer, Nuveen (May 2016-June 2020); Board Member, Nuveen UCITS funds (2019-2021).	80	None.
Bruce G. Willison 1948	Trustee and Chairman	2001- Present	Professor of Management, Anderson School at UCLA (1999-2011); Dean, Anderson School at UCLA (1999-2005); co-founder, Grandpoint Capital, Inc. (2009-2010); Chairman of Tyfone, Inc. - Portland, OR (2018-Present).	80	Director of NiQ - Portland, OR (2016-2020); Director, GrandPoint Bank (banking), (2011-Present); Director, Indy Mac Bancorp (banking) (2003-2008); Director, Move, Inc. (internet real estate site) (2003-Present); Director, Health Net, Inc. (health insurance plan) (2000-2016).

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Seasons Series Trust

TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Name and Year of Birth†	Position Held With Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Interested Trustee
John T. Genoy (5) 1968	President and Trustee	2021- Present	President (2021-Present), Senior Vice President (2004-2021), Director (2014-Present, Chief Operating Officer (2006-Present) and Chief Financial Officer, (2002-2021), SAAMCo; Vice President (2012-Present), Corebridge Capital Services; Director (2013-2022), Chairman, Executive Committee Chair and Trust Committee Chair (2014-2023), AIG Federal Savings Bank.	80	None.
Officers
Kathleen D. Fuentes 1969	Chief Legal Officer, Vice President, and Secretary	2015- Present	Senior Vice President and General Counsel, SAAMCo (2023-Present); Vice President and Chief Legal Officer, SAAMCo (2006-2023).	N/A	N/A
Christopher C. Joe 1969	Chief Compliance Officer and Vice President	2017- Present	Chief Compliance Officer, Seasons Series Trust, SunAmerica Series Trust and VALIC Company I (2017-Present); Chief Compliance Officer, VALIC Retirement Services Company (2017-2019); Chief Compliance Officer, Invesco PowerShares (2011-2017); Chief Compliance Officer, Invesco Investment Advisers, LLC (2010- 2013); U.S. Compliance Director, Invesco, Ltd (2006-2014); Deputy Chief Compliance Officer, Invesco Advisers, Inc. (2014-2015).	N/A	N/A
Gregory N. Bressler 1966	Vice President and Assistant Secretary	2005- Present	Chief Investments Counsel, Corebridge (2023-Present); Assistant Secretary (2021-Present), Senior Vice President (2005-Present) and General Counsel (2005-2023), SAAMCo.	N/A	N/A
Gregory R. Kingston 1966	Treasurer and Principal Financial Officer/Principal Accounting Officer	2014- Present	Vice President (1999-Present) and Head of Mutual Fund Administration, (2014-Present), SAAMCo.	N/A	N/A
Shawn Parry 1972	Vice President and Assistant Treasurer	2014- Present	Vice President (2014-Present) and Assistant Vice President (2010-2014), SAAMCo.	N/A	N/A
Donna McManus 1961	Vice President and Assistant Treasurer	2014- Present	Vice President, SAAMCo (2014-2021); Managing Director, BNY Mellon (2000-2014).	N/A	N/A
Matthew J. Hackethal 1971	Anti-Money Laundering Compliance Officer	2006- Present	Chief Compliance Officer (2006-Present) and Vice President (2011-Present), SAAMCo; Acting Chief Compliance Officer, SunAmerica Series Trust and Seasons Series Trust (2016-2017).	N/A	N/A

272

Seasons Series Trust

TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Name and Year of Birth†	Position Held With Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Officers
Salimah Shamji 1971	Vice President	2020- Present	Vice President, SAAMCo (2008-Present).	N/A	N/A
Christopher J. Tafone 1975	Vice President and Assistant Secretary	2021- Present (Vice President); 2016- Present (Assistant Secretary)	Vice President, SAAMCo (2016-Present); Associate General Counsel, Corebridge (2016-Present).	N/A	N/A
†	The business address for each Trustee and Officer is 21650 Oxnard Street, 10th Floor, Woodland Hills, CA 91367.
(1)

Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualified.

(2)

The “Fund Complex” consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The “Fund Complex” includes the Trust (19 portfolios), SunAmerica Series Trust (61 portfolios) and VALIC Company I (36 portfolios).

(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “Public Company”) registered under the 1940 Act.
(4)	Ms. Kerns was appointed as a new Independent Trustee to the Trust’s Board as of October 13, 2023.
(5)	Mr. Genoy is considered an Interested Trustee based on his position with SAAMCo.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-7862.

273

Seasons Series Trust

SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding the Seasons Series Trust is required to be provided to the shareholders based upon each Portfolio’s income and distributions for the year ended March 31, 2024.

During the year ended March 31, 2024, the Portfolios paid the following long-term capital gains dividends along with the percentage of ordinary income dividends that qualified for the dividends received deductions for corporations:

Portfolio	Net Long-term Capital Gains	Foreign Tax Credit*	Foreign Source Income	Qualifying % for the Dividends Received Deduction
SA Allocation Balanced*	$12,260,643	$92,629	$421,316	32.56%
SA Allocation Growth*	36,010,946	411,694	1,881,346	32.79
SA Allocation Moderate*	18,782,783	155,579	712,348	24.76
SA Allocation Moderate Growth*	36,079,506	353,614	1,614,341	27.60
SA American Century Inflation Protection	—	—	—	—
SA Columbia Focused Value	18,333,995	—	—	100.00
SA Multi-Managed Diversified Fixed Income	—	—	—	0.01
SA Multi-Managed Growth	—	—	—	—
SA Multi-Managed Income	—	—	—	0.25
SA Multi-Managed Income/Equity	—	—	—	0.71
SA Multi-Managed International Equity*	867,221	895,327	4,072,218	0.64
SA Multi-Managed Large Cap Growth	1,058,935	—	—	—
SA Multi-Managed Large Cap Value	67,279,550	—	—	97.33
SA Multi-Managed Mid Cap Growth	—	—	—	—
SA Multi-Managed Mid Cap Value	14,506,491	—	—	99.88
SA Multi-Managed Moderate Growth	—	—	—	58.64
SA Multi-Managed Small Cap	5,026,985	—	—	100.00
SA Putnam Asset Allocation Diversified Growth	—	—	—	59.87
SA T. Rowe Price Growth Stock	10,322,448	—	—	—

*	The Portfolios make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid to shareholders.

274

Seasons Series Trust

COMPARISONS: PORTFOLIO VS INDEXES (unaudited)

To help you better understand the investment management of the Portfolios, we have included on the following pages investment comments regarding the 19 investment portfolios of the Seasons Series Trust:

Seasons Strategies

1.	SA Multi-Managed Growth Portfolio
2.	SA Multi-Managed Income Portfolio
3.	SA Multi-Managed Income/Equity Portfolio
4.	SA Multi-Managed Moderate Growth Portfolio
5.	SA Putnam Asset Allocation Diversified Growth Portfolio
6.	SA T. Rowe Price Growth Stock Portfolio

Seasons Select Portfolios

7.	SA American Century Inflation Protection Portfolio
8.	SA Multi-Managed Diversified Fixed Income Portfolio
9.	SA Multi-Managed International Equity Portfolio
10.	SA Multi-Managed Large Cap Growth Portfolio
11.	SA Multi-Managed Large Cap Value Portfolio
12.	SA Multi-Managed Mid Cap Growth Portfolio
13.	SA Multi-Managed Mid Cap Value Portfolio
14.	SA Multi-Managed Small Cap Portfolio

Seasons Focused Portfolios

15.	SA Columbia Focused Value Portfolio

Seasons Managed Allocation Portfolios

16.	SA Allocation Balanced Portfolio
17.	SA Allocation Growth Portfolio
18.	SA Allocation Moderate Growth Portfolio
19.	SA Allocation Moderate Portfolio

Asset allocations for each Seasons Strategies Portfolio, as shown in your prospectus, represent a “neutral asset allocation mix”; actual allocations may vary based on performance and the money managers’ evaluation of market conditions. For more information on the composition of the Seasons Strategies as well as their underlying portfolios, please refer to your prospectus.

Seasons Select Portfolios (except SA American Century Inflation Protection Portfolio) have portions that are actively managed and a portion that is passively managed. The passively managed portion of each Portfolio seeks to track an index or a subset of an index. Each of the remaining portions is actively managed by experts who bring their knowledge and experience to the security selection and asset allocation processes.

The Seasons Focused Portfolios invest in a concentrated group of securities hand-picked by a leading money manager from investment opportunities in specific industries and market sectors. Although this concentrated approach offers potentially higher returns, it also comes with potentially higher risk.

In the following pages, we have also included graphs that compare the portfolio’s performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in the Seasons Series Trust portfolio versus the same $10,000 investment in comparable market indices, for the ten years ended March 31, 2024. Importantly, such indices represent “paper” portfolios and do not reflect the costs and expenses of actual investing. Descriptions of these market indices are provided next to the individual graphs.

Please note that the graphs and tables that accompany the following investment comments show the performance of the portfolio at the Seasons Series Trust level. The returns shown represent Class 1 shares, unless otherwise noted, and include all trust expenses, but no insurance company expenses associated with the variable annuity contract, and no contingent deferred sales charge. The returns for Class 2 and Class 3 shares differ from Class 1 only to the extent that Class 2 and Class 3 shares are subject to 12b-1 fees. All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

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Seasons Series Trust

COMPARISONS: PORTFOLIO VS INDEXES (unaudited) — (continued)

Market indices referenced are unmanaged. You cannot invest directly in an index. Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, is not guaranteed by the U.S. government or any other entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

276

SA Allocation Balanced Portfolio Class 3

COMPARISONS: PORTFOLIO VS. INDEXES (unaudited)

Investment Goal:	Long-term capital appreciation and current income

Manager:	SunAmerica Asset Management, LLC

[1]

The Bloomberg U.S. Aggregate Bond Index combines several Bloomberg fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[2]	The Blended Index consists of 30% Russell 3000® Index, 10% MSCI EAFE Index (net) & 60% Bloomberg U.S. Aggregate Bond Index.

[3]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

[4]

MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid cap representation across 21 of 23 developed markets, excluding U.S. and Canada. The index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

SA Allocation Balanced Portfolio
Average Annual Total Returns as of 03/31/24
	Class 1*	Class 3*
1-Year	10.85%	10.56%
5-Year	5.06%	4.82%
10-Year	N/A	4.52%
Since Inception	5.18%	4.80%
*	Inception date for Class 1: 09/26/16; Class 3: 02/14/05

SA Allocation Balanced Portfolio — Class 3

The SA Allocation Balanced Portfolio — Class 3 shares posted a return of 10.56% for the 12-month period ending March 31, 2024, compared to a 10.86% return for the Blended Index (30% Russell® 3000 Index, 10% MSCI EAFE Index (net), and 60% Bloomberg U.S. Aggregate Bond Index). Within the Blended Index, the Russell 3000® Index returned 29.29%, the MSCI EAFE Index (net) returned 15.32%, and the Bloomberg U.S. Aggregate Bond Index returned 1.70%.

Performance of the underlying equity portfolios was the leading detractor from returns as these underlying portfolios, in aggregate, but most notably in international and domestic large-cap equity, underperformed their respective benchmarks. Exposure to mid-cap, small-cap, real estate, and emerging market equities also hampered returns.

The leading contributor to returns was exposure to corporate bonds and high yield in fixed income. Performance of the underlying fixed income portfolios aided returns as these underlying portfolios, in aggregate, outperformed their respective benchmarks. Allocations to underlying growth-oriented large-cap equity portfolios also benefited performance as growth outperformed value over the period. An underweight position in international equity in favor of domestic equities further aided returns.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current portfolio construction.

277

SA Allocation Growth Portfolio Class 3

COMPARISONS: PORTFOLIO VS. INDEXES (unaudited)

Investment Goal:	Long-term capital appreciation

Manager:	SunAmerica Asset Management, LLC

[1]

The Bloomberg U.S. Aggregate Bond Index combines several Bloomberg fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[2]	The Blended Index consists of 57% Russell 3000® Index, 23% MSCI EAFE Index (net) and 20% Bloomberg U.S. Aggregate Bond Index.

[3]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

[4]

MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid cap representation across 21 of 23 developed markets, excluding U.S. and Canada. The index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

SA Allocation Growth Portfolio — Class 3

The SA Allocation Growth Portfolio — Class 3 shares posted a return of 18.61% for the 12-month period ending March 31, 2024, compared to a 20.20% return for the Blended Index (57% Russell 3000® Index, 23% MSCI EAFE Index (net), and 20% Bloomberg U.S. Aggregate Bond Index). Within the Blended Index, the Russell 3000® Index returned 29.29%, the MSCI EAFE Index (net) returned 15.32%, and the Bloomberg U.S. Aggregate Bond Index returned 1.70%.

SA Allocation Growth Portfolio
Average Annual Total Returns as of 03/31/24
	Class 1*	Class 3*
1-Year	18.74%	18.61%
5-Year	9.31%	9.06%
10-Year	N/A	7.33%
Since Inception	9.12%	6.47%
*	Inception date for Class 1: 09/26/16; Class 3: 02/14/05

Performance of the underlying equity portfolios was the leading detractor from returns as these underlying portfolios, most notably in international and domestic large-cap equity, underperformed their respective benchmarks. Exposure to mid-cap, small-cap, real estate and emerging market equities also hampered returns.

The leading contributor to returns was exposure to corporate bonds and high yield in fixed income. Performance of the underlying fixed income portfolios aided returns as these underlying portfolios, in aggregate, outperformed their respective benchmarks. Allocations to underlying growth-oriented large-cap equity portfolios also benefited performance as growth outperformed value over the period. An underweight position in international equity in favor of domestic equities further aided returns.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current portfolio construction.

278

SA Allocation Moderate Growth Portfolio Class 3

COMPARISONS: PORTFOLIO VS. INDEXES (unaudited)

Investment Goal:	Long-term capital appreciation

Manager:	SunAmerica Asset Management, LLC

[1]

The Bloomberg U.S. Aggregate Bond Index combines several Bloomberg fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[2]	The Blended Index consists of 47% Russell 3000® Index, 18% MSCI EAFE Index (net) and 35% Bloomberg U.S. Aggregate Bond Index.

[3]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

[4]

MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid cap representation across 21 of 23 developed markets, excluding U.S. and Canada. The index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

SA Allocation Moderate Growth Portfolio — Class 3

The SA Allocation Moderate Growth Portfolio — Class 3 shares posted a return of 15.67% for the 12-month period ending March 31, 2024, compared to a 16.65% return for the Blended Index (47% Russell 3000® Index, 18% MSCI EAFE Index (net), and 35% Bloomberg U.S. Aggregate Bond Index). Within the Blended Index, the Russell 3000® Index returned 29.29%, the MSCI EAFE Index (net) returned 15.32%, and the Bloomberg U.S. Aggregate Bond Index returned 1.70%.

SA Allocation Moderate Growth Portfolio
Average Annual Total Returns as of 03/31/24
	Class 1*	Class 3*
1-Year	15.90%	15.67%
5-Year	7.80%	7.51%
10-Year	N/A	6.29%
Since Inception	7.71%	5.72%
*	Inception date for Class 1: 09/26/16; Class 3: 02/14/05

Performance of the underlying equity portfolios was the leading detractor from returns as these underlying portfolios, most notably in international and domestic large-cap equity, underperformed their respective benchmarks. Exposure to mid-cap, small-cap, real estate and emerging market equities also hampered returns.

The leading contributor to returns was exposure to corporate bonds and high yield in fixed income. Performance of the underlying fixed income portfolios aided returns as these underlying portfolios, in aggregate, outperformed their respective benchmarks. Allocations to underlying growth-oriented large-cap equity portfolios also benefited performance as growth outperformed value over the period. An underweight position in international equity in favor of domestic equities further aided returns.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current portfolio construction.

279

SA Allocation Moderate Portfolio Class 3

COMPARISONS: PORTFOLIO VS. INDEXES (unaudited)

Investment Goal:	Long-term capital appreciation and moderate current income

Manager:	SunAmerica Asset Management, LLC

[1]

The Bloomberg U.S. Aggregate Bond Index combines several Bloomberg Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[2]	The Blended Index consists of 41% Russell 3000® Index, 14% MSCI EAFE Index (net) and 45% Bloomberg U.S. Aggregate Bond Index.

[3]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

[4]

MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid cap representation across 21 of 23 developed markets, excluding U.S. and Canada. The index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

SA Allocation Moderate Portfolio
Average Annual Total Returns as of 03/31/24
	Class 1*	Class 3*
1-Year	14.01%	13.65%
5-Year	6.72%	6.43%
10-Year	N/A	5.62%
Since Inception	6.76%	5.41%
*	Inception date for Class 1: 09/26/16; Class 3: 02/14/05

SA Allocation Moderate Portfolio — Class 3

The SA Allocation Moderate Portfolio — Class 3 shares posted a return of 13.65% for the 12-month period ending March 31, 2024, compared to a 14.42% return for the Blended Index (41% Russell 3000® Index, 14% MSCI EAFE Index (net), and 45% Bloomberg U.S. Aggregate Bond Index). Within the Blended Index, the Russell 3000® Index returned 29.29%, the MSCI EAFE Index (net) returned 15.32%, and the Bloomberg U.S. Aggregate Bond Index returned 1.70%.

Performance of the underlying equity portfolios was the leading detractor from returns as these underlying portfolios, most notably in international and domestic large-cap equity, underperformed their respective benchmarks. Exposure to mid-cap, small-cap, real estate and emerging market equities also hampered returns.

The leading contributor to returns was exposure to corporate bonds and high yield in fixed income. Performance of the underlying fixed income portfolios aided returns as these underlying portfolios, in aggregate, outperformed their respective benchmarks. Allocations to underlying growth-oriented large-cap equity portfolios also benefited performance as growth outperformed value over the period. An underweight position in international equity in favor of domestic equities further aided returns.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current portfolio construction.

280

SA American Century Inflation Protection Portfolio Class 3

COMPARISONS: PORTFOLIO VS. INDEXES (unaudited)

Investment Goal:	Long-term total return using a strategy that seeks to protect against U.S. inflation

Manager:	American Century Investment Management, Inc.

[1]

The Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index measures the performance of fixed-income securities with fixed-rate coupon payments that adjust for inflation, as measured by the Consumer Price Index for All Urban Consumers.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

SA American Century Inflation Protection Portfolio — Class 3

The SA American Century Inflation Protection Portfolio — Class 3 shares returned -0.26% for the 12-month period ending March 31, 2024, compared to a 0.46% return for the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index.

Inflation break-even rates were volatile but ended the 12-month period nearly unchanged. Meanwhile, U.S. Treasury yields rose for the 12-month period, pressuring TIPS returns, particularly longer-maturity TIPS, which are more sensitive to interest rate changes. Given these factors, combined with a broad bond market rally in the fourth quarter of 2023, TIPS generally delivered modest gains for the 12-month period.

The Portfolio’s duration, which declined during the period but remained longer than the Index’s, weighed on relative performance as Treasury yields rose.

The Portfolio’s positioning in out-of-index securitized bonds, agency securities and investment-grade credit aided relative performance. Security choices within the securitized sector, including collateralized loan obligations, non-agency commercial mortgage-backed securities, non-agency collateralized mortgage obligations, asset-backed securities and agency mortgage-backed securities were main contributors.

SA American Century Inflation Protection Portfolio
Average Annual Total Returns as of 03/31/24
	Class 1*	Class 3*
1-Year	0.02%	-0.26%
5-Year	1.35%	1.10%
10-Year	1.49%	1.23%
Since Inception	1.17%	2.09%
*	Inception date for Class 1: 01/23/12; Class 3: 02/14/05

During the period, the Portfolio used inflation swaps, currency forward contracts, and Treasury futures. The use of inflation swaps and currency forward contracts had a positive impact, while the use of Treasury futures had a negative impact on absolute performance.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current portfolio construction.

281

SA Columbia Focused Value Portfolio Class 2

COMPARISONS: PORTFOLIO VS. INDEXES (unaudited)

Investment Goal:	Long-term growth of capital

Manager:	Columbia Management Investment Advisers, LLC

[1]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

SA Columbia Focused Value Portfolio — Class 2

The SA Columbia Focused Value Portfolio — Class 2 shares returned 15.35% for the 12-month period ending March 31, 2024, compared to a return of 20.27% for the Russell 1000® Value Index.

As measured by the sectors within the S&P 500® Index, equities delivered positive results led by communication services, information technology and financials. Real estate, consumer staples and utilities stocks were relative laggards with single-digit results. Growth stocks, as measured by the Russell 1000® Growth Index, outperformed value stocks as measured by the Russell 1000® Value Index.

Sector allocation, which is a byproduct of the Portfolio’s bottom-up process, detracted from relative performance. An overweight to utilities notably detracted, while underweights to the consumer staples, real estate and health care sectors contributed positively. Security selection also detracted from relative results. Top detractors included FMC Corp., Humana, Inc., and AES Corp. The Portfolio’s lack of exposure to Meta Platforms, Inc., Class A also detracted. Top individual contributors included TechnipFMC PLC, Applied Materials, Inc. and Wells Fargo & Co.

SA Columbia Focused Value Portfolio
Average Annual Total Returns as of 03/31/24
	Class 1*	Class 2*	Class 3*
1-Year	15.55%	15.35%	15.19%
5-Year	11.62%	11.45%	11.33%
10-Year	9.99%	9.82%	9.71%
Since Inception	11.40%	9.08%	9.88%
*	Inception date for Class 1: 01/23/12; Class 2: 10/01/01; Class 3: 11/11/02

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current portfolio construction.

282

SA Multi-Managed Diversified Fixed Income Portfolio Class 1

COMPARISONS: PORTFOLIO VS. INDEXES (unaudited)

Investment Goal:	Relatively high current income and secondarily capital appreciation

Managers:	PineBridge Investments LLC
Wellington Management Company LLP

[1]

The Bloomberg U.S. Aggregate Bond Index combines several Bloomberg fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[2]

The Bloomberg U.S. Government Bond Index is comprised of the U.S. Treasury and U.S. Agency Indices. The U.S. Government Index includes Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agency debentures (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government).

[3]

The Bloomberg U.S. Corporate IG Index measures publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered.

[4]	The Bloomberg U.S. Agency Fixed Rate MBS Index covers agency fixed-rate mortgage-backed pass-through securities (MBS) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

[5]	The Bloomberg CMBS ERISA Eligible Index has been designed to measure the performance of the commercial mortgage-backed securities (CMBS) market.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Diversified Fixed Income Portfolio
Average Annual Total Returns as of 03/31/24
	Class 1*	Class 2*	Class 3*
1-Year	2.40%	2.22%	2.22%
5-Year	0.43%	0.28%	0.19%
10-Year	1.47%	1.32%	1.22%
Since Inception	3.19%	3.08%	2.63%
*	Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

SA Multi-Managed Diversified Fixed Income Portfolio — Class 1

The SA Multi-Managed Diversified Fixed Income Portfolio — Class 1 shares returned 2.40% for the 12-month period ending March 31, 2024, compared to a 1.70% return for the Bloomberg U.S. Aggregate Bond Index.

The Portfolio component passively managed by PineBridge Investments, LLC seeks to invest in a sampling of securities included in the Bloomberg U.S. Government Bond Index by utilizing a statistical technique known as “optimization.”

The Portfolio component actively managed by PineBridge Investments, LLC, outperformed its benchmark for the period. Outperformance was largely due to positive contributions from security selection and asset allocation. The positive impact of security selection was driven by select securities in the financials and consumer cyclical sectors. Asset allocation was positive due to the underweight positioning in the government sector and overweight positioning in the financials sectors. The Portfolio’s duration positioning, however, detracted from performance during the period.

The Portfolio component managed by Wellington Management Company LLP outperformed its benchmark for the period. Relative outperformance during the period was primarily driven by the Portfolio’s positioning within the credit and securitized sectors. Security selection within investment grade credit, particularly industrials, contributed positively to results. An overweight to and security selection within utilities and an underweight to and security selection within financials also benefited relative performance. An underweight to industrials detracted from results. The Portfolio’s positioning to high yield credit also contributed favorably. The Portfolio’s allocation to securitized sectors including non-agency residential mortgage-backed securities (RMBS), asset backed securities (ABS), and collateralized loan obligations (CLO) had a positive impact on relative results, while an underweight to commercial mortgage-backed securities (CMBS) detracted from performance. An overweight to agency mortgage-backed securities (MBS) passthroughs helped performance.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current portfolio construction.

283

SA Multi-Managed Diversified Fixed Income Portfolio Class 1

COMPARISONS: PORTFOLIO VS. INDEXES (unaudited) — (continued)

During the period, the Portfolio used interest rate futures and swaps to manage duration and yield curve exposure, and currency forwards to manage currency risk. Overall, the positioning of interest rate futures had a positive impact on absolute performance. The combined net effects of tactical duration and yield curve positioning had a modest negative impact on relative results. Credit default swaps were used as a source of liquidity and to manage overall Portfolio credit exposure.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current portfolio construction.

284

SA Multi-Managed Growth Portfolio Class 1

COMPARISONS: PORTFOLIO VS. INDEXES (unaudited)

Investment Goal:	Long-term growth of capital

Managers:	J.P. Morgan Investment Management Inc.
Morgan Stanley & Co., Inc
Wellington Management Company LLP

[1]	The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

[2]

The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[3]

Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

[4]

The Bloomberg U.S. Aggregate Bond Index combines several Bloomberg fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[5]

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and higher price-earnings ratios, lower dividend yields and higher forecasted growth values.

[6]	The Blended Index consists of 51% Russell 1000® Index, 27% Bloomberg U.S. Aggregate Bond Index, 20% Russell 2000® Index, and 2% FTSE Treasury Bill 3 Month Index.

[7]	The FTSE Treasury Bill 3 Month Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

SA Multi-Managed Growth Portfolio
Average Annual Total Returns as of 03/31/24
	Class 1*	Class 2*	Class 3*
1-Year	21.77%	21.47%	21.44%
5-Year	6.22%	6.05%	5.94%
10-Year	7.05%	6.89%	6.78%
Since Inception	7.75%	4.79%	7.72%
*	Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Growth Portfolio — Class 1

The SA Multi-Managed Growth Portfolio — Class 1 shares posted a return of 21.77% for the 12-month period ending March 31, 2024, compared to a 29.88% return for the S&P 500® Index, a 1.70% return for the Bloomberg U.S. Aggregate Bond Index and a 19.43% return for the Blended Index, which is comprised of 71% equity and 29% fixed income and short-term bonds.

The Portfolio allocates its assets among three distinct components. The managed components include a fixed income component, a growth component, and a small cap growth component. The fixed income component, managed by Wellington Management Company LLP, is benchmarked to the Bloomberg U.S. Aggregate Bond Index. The growth component, managed by Morgan Stanley Investment Management, is benchmarked to the Russell 1000® Growth Index. The small cap growth component, managed by J.P. Morgan Investment Management, Inc., is benchmarked to the Russell 2000® Index.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current portfolio construction.

285

SA Multi-Managed Growth Portfolio Class 1

COMPARISONS: PORTFOLIO VS. INDEXES (unaudited) — (continued)

The Portfolio component managed by Wellington Management Company LLP outperformed its benchmark for the period. Relative outperformance during the period was primarily driven by the Portfolio’s positioning within the credit and securitized sectors. Security selection within investment grade credit, particularly industrials, contributed positively to results. An overweight to and security selection within utilities and financials also benefited relative performance. The Portfolio’s positioning in high yield credit also contributed favorably. The Portfolio’s allocation to securitized sectors, including non-agency residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), asset backed securities (ABS), and collateralized loan obligations (CLO), had a positive impact on relative results. An overweight to agency mortgage-backed securities (MBS) passthroughs also helped performance. During the period, the Portfolio used interest rate futures and swaps to manage duration and yield curve exposure, and currency forwards to manage currency risk. Overall, the combined net effects of tactical duration and yield curve positioning had a positive impact on results. Credit default swaps were used as a source of liquidity and to manage overall Portfolio credit exposure.

The Portfolio component managed by Morgan Stanley Investment Management underperformed its benchmark for the period, largely due to unfavorable stock selection. Large cap growth equities, as measured by the Russell 1000® Growth Index, advanced over the year. All sectors had positive performance; communication services, information technology and materials were the top performers, while real estate, consumer staples and energy were the bottom performers. Relative underperformance was mainly driven by stock selection in communication services, health care and financials and an underweight in information technology. NVIDIA Corp. was the greatest detractor among these sectors and across the Portfolio, due to the Portfolio’s underweight exposure. Illumina, Inc. and ZoomInfo Technologies, Inc. were the second and third largest detractors across holdings in the Portfolio, respectively. Stock selection in industrials was the greatest positive contributor to relative performance, where Uber Technologies, Inc. was the leading contributor in the sector and across the Portfolio. Stock selection in consumer discretionary also outperformed, as DoorDash, Inc., Class A was the second-largest contributor in the Portfolio. Portfolio performance also benefited from a lack of exposure to consumer staples and energy, along with an underweight in real estate. The Portfolio’s exposure to materials and zero weight in utilities had a neutral impact on relative performance.

The Portfolio component managed by J.P. Morgan Investment Management, Inc. outperformed its benchmark for the period. The industrial cyclical and retail sectors contributed to performance, while the pharmaceutical and REITs sectors detracted from performance. At the security level, overweights in Viking Therapeutics, Inc. and Super Micro Computer, Inc. contributed to performance, while overweights in Sonos, Inc. and Acelyrin, Inc. detracted from performance. As of March 31, 2024, the Portfolio’s largest overweight exposures are in the consumer staples and finance sectors. The largest underweight exposures are in the consumer cyclical and systems hardware sectors.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current portfolio construction.

286

SA Multi-Managed Income Portfolio Class 1

COMPARISONS: PORTFOLIO VS. INDEXES (unaudited)

Investment Goal:	Capital preservation

Managers:	Morgan Stanley & Co., Inc
Wellington Management Company LLP

[1]	The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

[2]

The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[3]

The Bloomberg U.S. Aggregate Bond Index combines several Bloomberg fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[4]

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

[5]	The Blended Index consists of 17.35% Russell 1000® Index, 80.95% Bloomberg U.S. Aggregate Bond Index, and 1.70% FTSE Treasury Bill 3 Month Index.

[6]	The FTSE Treasury Bill 3 Month Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Income Portfolio
Average Annual Total Returns as of 03/31/24
	Class 1*	Class 2*	Class 3*
1-Year	7.35%	7.29%	7.07%
5-Year	1.76%	1.61%	1.50%
10-Year	2.92%	2.77%	2.66%
Since Inception	4.99%	4.00%	4.21%
*	Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

SA Multi-Managed Income Portfolio — Class 1

The SA Multi-Managed Income Portfolio — Class 1 shares posted a return of 7.35% for the 12-month period ending March 31, 2024, compared to a 29.88% return for the S&P 500® Index and a 1.70% return for the Bloomberg U.S. Aggregate Bond Index. The Blended Index, comprising approximately 17% equity and 83% fixed income and short-term bonds, returned 6.29%.

The Portfolio allocates its assets among two distinct components. The fixed income component, managed by Wellington Management Company LLP, is benchmarked to the Bloomberg U.S. Aggregate Bond Index. The growth component, managed by Morgan Stanley Investment Management, is benchmarked to the Russell 1000® Growth Index.

The Portfolio component managed by Wellington Management Company LLP outperformed its benchmark for the period. Relative outperformance during the period was primarily driven by the Portfolio’s positioning within the credit and securitized sectors. Security selection within investment grade credit, particularly industrials, contributed positively to results. An overweight to and security selection within utilities and financials also benefited relative performance. The Portfolio’s positioning in high yield credit also contributed favorably. The Portfolio’s allocation to securitized sectors, including non-agency residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), asset backed securities (ABS), and collateralized loan obligations (CLO), had a positive impact on relative results. An overweight to agency mortgage-backed securities (MBS) passthroughs also helped performance. During the period, the Portfolio used interest rate futures and swaps to manage duration and yield curve exposure, and currency forwards to manage currency risk. Overall, the positioning of interest rate futures had a positive impact on absolute performance. The combined net effects of tactical duration and yield curve positioning had a positive impact on relative results. Credit default swaps were used as a source of liquidity and to manage overall Portfolio credit exposure.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current portfolio construction.

287

SA Multi-Managed Income Portfolio Class 1

COMPARISONS: PORTFOLIO VS. INDEXES (unaudited) — (continued)

The Portfolio component managed by Morgan Stanley Investment Management underperformed its benchmark for the period, largely due to unfavorable stock selection. Large cap growth equities, as measured by the Russell 1000® Growth Index, advanced over the year. All sectors had positive performance; communication services, information technology and materials were the top performers, while real estate, consumer staples and energy were the bottom performers. Relative underperformance was mainly driven by stock selection in communication services, health care and financials and an underweight in information technology. NVIDIA Corp. was the greatest detractor among these sectors and across the Portfolio, due to the Portfolio’s underweight exposure. Illumina, Inc. and ZoomInfo Technologies, Inc. were the second and third largest detractors across holdings in the Portfolio, respectively. Stock selection in industrials was the greatest positive contributor to relative performance, where Uber Technologies, Inc. was the leading contributor in the sector and across the Portfolio. Stock selection in consumer discretionary also outperformed, as DoorDash, Inc., Class A was the second-largest contributor in the Portfolio. Portfolio performance also benefited from a lack of exposure to consumer staples and energy, along with an underweight in real estate. The Portfolio’s exposure to materials and zero weight in utilities had a neutral impact on relative performance.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current portfolio construction.

288

SA Multi-Managed Income/Equity Portfolio Class 1

COMPARISONS: PORTFOLIO VS. INDEXES (unaudited)

Investment Goal:	Conservation of principal while maintaining some potential for long-term growth of capital

Managers:	Morgan Stanley & Co., Inc
Wellington Management Company LLP

[1]	The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

[2]

The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[3]

The Bloomberg U.S. Aggregate Bond Index combines several Bloomberg fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[4]

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and higher price-earnings ratios, lower dividend yields and higher forecasted growth values.

[5]	The Blended Index consists of 33.4% Russell 1000® Index, 63.8% Bloomberg U.S. Aggregate Bond Index, and 2.8% FTSE Treasury Bill 3 Month Index.

[6]	The FTSE Treasury Bill 3 Month Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Income/Equity Portfolio
Average Annual Total Returns as of 03/31/24
	Class 1*	Class 2*	Class 3*
1-Year	11.77%	11.46%	11.35%
5-Year	2.88%	2.72%	2.62%
10-Year	4.18%	4.02%	3.92%
Since Inception	5.82%	4.34%	5.25%
*	Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

SA Multi-Managed Income/Equity Portfolio — Class 1

The SA Multi-Managed Income/Equity Portfolio — Class 1 shares posted a return of 11.77% for the 12-month period ending March 31, 2024, compared to a 29.88% return for the S&P 500® Index and a 1.70% return for the Bloomberg U.S. Aggregate Bond Index. The Blended Index, comprising approximately 33% equity and 67% fixed income and short-term bonds, returned 10.65%.

The Portfolio allocates its assets among two distinct components. The fixed income component, managed by Wellington Management Company LLP, is benchmarked to the Bloomberg U.S. Aggregate Bond Index. The growth component, managed by Morgan Stanley Investment Management, is benchmarked to the Russell 1000® Growth Index.

The Portfolio component managed by Wellington Management Company LLP outperformed its benchmark for the period. Relative outperformance during the period was primarily driven by the Portfolio’s positioning within the credit and securitized sectors. Security selection within investment grade credit, particularly industrials, contributed positively to results. An overweight to and security selection within utilities and financials also benefited relative performance. The Portfolio’s positioning in high yield credit also contributed favorably. The Portfolio’s allocation to securitized sectors, including non-agency residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), asset backed securities (ABS), and collateralized loan obligations (CLO), had a positive impact on relative results. An overweight to agency mortgage-backed securities (MBS) passthroughs also helped performance. During the period, the Portfolio used interest rate futures and swaps to manage duration and yield curve exposure, and currency forwards to manage currency risk. Overall, the combined net effects of tactical duration and yield curve positioning had a positive impact on results. Credit default swaps were used as a source of liquidity and to manage overall Portfolio credit exposure.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current portfolio construction.

289

SA Multi-Managed Income/Equity Portfolio Class 1

COMPARISONS: PORTFOLIO VS. INDEXES (unaudited) — (continued)

The Portfolio component managed by Morgan Stanley Investment Management underperformed its benchmark for the period, largely due to unfavorable stock selection. Large cap growth equities, as measured by the Russell 1000® Growth Index, advanced over the year. All sectors had positive performance; communication services, information technology and materials were the top performers, while real estate, consumer staples and energy were the bottom performers. Relative underperformance was mainly driven by stock selection in communication services, health care and financials and an underweight in information technology. NVIDIA Corp. was the greatest detractor among these sectors and across the Portfolio, due to the Portfolio’s underweight exposure. Illumina, Inc. and ZoomInfo Technologies, Inc. were the second and third largest detractors across holdings in the Portfolio, respectively. Stock selection in industrials was the greatest positive contributor to relative performance, where Uber Technologies, Inc. was the leading contributor in the sector and across the Portfolio. Stock selection in consumer discretionary also outperformed, as DoorDash, Inc., Class A was the second-largest contributor in the Portfolio. Portfolio performance also benefited from a lack of exposure to consumer staples and energy, along with an underweight in real estate. The Portfolio’s exposure to materials and zero weight in utilities had a neutral impact on relative performance.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current portfolio construction.

290

SA Multi-Managed International Equity Portfolio Class 1

COMPARISONS: PORTFOLIO VS. INDEXES (unaudited)

Investment Goal:	Long-term growth of capital

Managers:	T. Rowe Price Associates, Inc.
Schroder Investment Management North America Inc.
SunAmerica Asset Management, LLC

[1]

The MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid-cap representation across 21 of 23 developed markets, excluding U.S. and Canada. The Index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed International Equity Portfolio — Class 1

The SA Multi-Managed International Equity Portfolio — Class 1 shares returned 12.91% for the 12-month period ending March 31, 2024, compared to a 15.32% return for the MSCI EAFE Index (net).

The Portfolio component managed by SunAmerica Asset Management, LLC invest in all or substantially all of the stocks included in the MSCI EAFE Index (net), a strategy known as “replication.”

The Portfolio component managed by T. Rowe Price Associates, Inc. underperformed its benchmark for the period. From a sector perspective, adverse stock selection drove underperformance and outweighed positive sector allocations. The materials sector detracted the most from relative performance due to negative stock selection, led by a position in Australian miner IGO, Ltd. The health care sector weighed on relative returns

SA Multi-Managed International Equity Portfolio
Average Annual Total Returns as of 03/31/24
	Class 1*	Class 2*	Class 3*
1-Year	12.91%	12.81%	12.61%
5-Year	7.03%	6.85%	6.76%
10-Year	4.46%	4.31%	4.20%
Since Inception	3.19%	2.82%	5.85%
*	Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

owing to unfavorable stock selection. Conversely, the information technology sector contributed the most to relative performance due to positive stock selection, led by chipmaker Broadcom, Inc., whose shares more than doubled over the period. An overweight to the information technology sector, which outperformed the benchmark, further lifted relative returns. The real estate sector added value owing to favorable stock selection. From a regional perspective, adverse stock selection drove underperformance, while allocations were modestly negative. Developed Europe was the largest-detracting region due to negative stock selection, led by an underweight position in Danish drugmaker Novo Nordisk A/S, Class B. The U.S. added the most value thanks to favorable stock selection, driven by positions in global chipmakers Broadcom, Inc. and NXP Semiconductors NV, whose shares trade in the U.S.

The Portfolio component managed by Schroder Investment Management North America Inc. underperformed its benchmark for the period. Stock selection was negative, but was partially offset by stronger sector allocation. Holdings in the consumer discretionary, industrials, and financials sectors were the primary detractors in relative returns. Conversely, stock picks in the health care, energy, and communication services sectors made a positive contribution. Holdings in the United Kingdom, emerging markets, and Japan detracted, while holdings in North America and Pacific ex-Japan added value. The United Kingdom based luxury goods maker Burberry Group PLC was the primary detractor during the period. Financial stocks AIA Group, Ltd. and Prudential PLC also proved to be a drag on returns. Conversely, SAP SE was one of the top performers.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current portfolio construction.

291

SA Multi-Managed Large Cap Growth Portfolio Class 1

COMPARISONS: PORTFOLIO VS. INDEXES (unaudited)

Investment Goal:	Long-term growth of capital

Managers:	Goldman Sachs Asset Management, L.P.
Morgan Stanley & Co., Inc
SunAmerica Asset Management, LLC

[1]

The S&P 500® Growth Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across six factors including: sales growth, earnings to price and momentum. The index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

[2]

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Large Cap Growth Portfolio — Class 1

The SA Multi-Managed Large Cap Growth Portfolio — Class 1 shares returned 33.05% for the 12-month period ending March 31, 2024, compared to a 33.73% return for the S&P® 500 Growth Index.

The Portfolio component managed by SunAmerica Asset Management, LLC invests in all or substantially all of the stocks included in the S&P® 500 Growth Index, a strategy known as “replication.”

SA Multi-Managed Large Cap Growth Portfolio
Average Annual Total Returns as of 03/31/24
	Class 1*	Class 2*	Class 3*
1-Year	33.05%	32.89%	32.69%
5-Year	12.90%	12.73%	12.62%
10-Year	12.49%	12.33%	12.21%
Since Inception	7.40%	6.61%	10.20%
*	Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

The Portfolio component managed by Morgan Stanley Investment Management underperformed its benchmark for the period, largely due to unfavorable stock selection. Large cap growth equities, as measured by the Russell 1000® Growth Index, advanced over the year. All sectors had positive performance; communication services, information technology and materials were the top performers, while real estate, consumer staples and energy were the bottom performers. Relative underperformance was mainly driven by stock selection in communication services, health care and financials and an underweight in information technology. NVIDIA Corp. was the greatest detractor among these sectors and across the Portfolio, due to the Portfolio’s underweight exposure. Illumina, Inc. and ZoomInfo Technologies, Inc. were the second and third largest detractors across holdings in the Portfolio, respectively. Stock selection in industrials was the greatest positive contributor to relative performance, where Uber Technologies, Inc. was the leading contributor in the sector and across the Portfolio. Stock selection in consumer discretionary also outperformed, as DoorDash, Inc., Class A was the second-largest contributor in the Portfolio. Portfolio performance also benefited from a lack of exposure to consumer staples and energy, along with an underweight in real estate. The Portfolio’s exposure to materials and zero weight in utilities had a neutral impact on relative performance.

The Portfolio component managed by Goldman Sachs Asset Management, L.P. outperformed its benchmark for the period. Holdings within the energy and materials sectors contributed to returns, while holdings within the communication services and financials sectors detracted from performance. Contributing to performance in the energy sector was the Portfolio’s underweight. The top contributors to performance within the materials sector included Sherwin-Williams Co. and Martin Marietta Materials, Inc. Top detractors from performance in the communication services sector were underweights to Meta Platforms, Inc., Class A and Alphabet, Inc. The top detractors in the financials sector included MSCI, Inc. and PayPal Holdings, Inc.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current portfolio construction.

292

SA Multi-Managed Large Cap Value Portfolio Class 1

COMPARISONS: PORTFOLIO VS. INDEXES (unaudited)

Investment Goal:	Long-term growth of capital

Managers:	American Century Investment Management Inc.
Wellington Management Company LLP
SunAmerica Asset Management, LLC

[1]

The S&P 500® Value Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across six factors including: book value to price ratio, earnings to price ratio and sales to price ratio. The index is comprised of stocks identified as pure value, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Large Cap Value Portfolio — Class 1

The SA Multi-Managed Large Cap Value Portfolio — Class 1 shares returned 18.53% for the 12-month period ending March 31, 2024, compared to a 25.58% return for the S&P® 500 Value Index.

The Portfolio component managed by SunAmerica Asset Management, LLC invests in all or substantially all of the stocks included in the S&P® 500 Value Index, a strategy known as “replication.” The Portfolio component managed by American Century Investment Management, Inc. underperformed its benchmark for the period. The Portfolio’s sector allocation detracted from performance relative to the benchmark. Security selection in the industrials sector weighed on results, driven by the position in RTX. The Portfolio’s underweight in the industrials sector also detracted from

SA Multi-Managed Large Cap Value Portfolio
Average Annual Total Returns as of 03/31/24
	Class 1*	Class 2*	Class 3*
1-Year	18.53%	18.35%	18.28%
5-Year	10.89%	10.73%	10.62%
10-Year	8.64%	8.47%	8.37%
Since Inception	7.36%	7.21%	8.65%
*	Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

performance. The Portfolio’s overweight in consumer staples, coupled with security selection in the sector, hindered performance. Notably, shares of packaged-foods producer Conagra Brands, Inc. detracted from performance. Additionally, lack of exposure to technology conglomerate Meta Platforms, Inc., Class A detracted. Conversely, the Portfolio’s underweight in the real estate sector aided returns. Security selection in the financials sector also helped performance, with insurance company The Allstate Corp. being a top contributor. Universal Health Services, Inc., Class B was another key contributor.

The Portfolio component managed by Wellington Management Company LLP underperformed its benchmark for the period. Security selection was the main driver for relative underperformance. Weak selection in the information technology, industrials, and consumer staples sectors was only partially offset by stronger selection in the energy and real estate sectors. Sector allocation, a result of the bottom-up stock selection process, also detracted from relative results. The negative allocation effect was primarily driven by the Portfolio’s overweight exposure to the health care sector as well as underweight positions in the communication services and consumer discretionary sectors. This was partially offset by the Portfolio’s underweight exposure to the consumer staples sector. Top relative detractors during the period included not holding benchmark constituent Meta Platforms, Inc., Class A out-of-benchmark position in New York Community Bancorp, along with an overweight position in Pfizer, Inc. Top relative contributors during the period included out-of-benchmark positions in Eli Lilly & Co and Ares Management Corp., Class A as well as the Portfolio’s overweight position in Phillips 66.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current portfolio construction.

293

SA Multi-Managed Mid Cap Growth Portfolio Class 1

COMPARISONS: PORTFOLIO VS. INDEXES (unaudited)

Investment Goal:	Long-term growth of capital

Managers:	T. Rowe Price Associates, Inc.
Wellington Management Company LLP
SunAmerica Asset Management, LLC

[1]	Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Mid Cap Growth Portfolio — Class 1

The SA Multi-Managed Mid Cap Growth Portfolio — Class 1 shares returned 23.67% for the 12-month period ending March 31, 2024, compared to a 26.28% return for the Russell Midcap® Growth Index.

The Portfolio component managed by SunAmerica Asset Management, LLC invests in all or substantially all of the stocks included in the Russell Midcap® Growth Index, a strategy known as “replication.”

The Portfolio component managed by T. Rowe Price Associates, Inc. underperformed its benchmark for the period. Stock selection in the financials sector detracted from relative performance, as did an underweight allocation to the sector. Not owning certain financials stocks with robust one-year returns hurt the Portfolio’s relative performance, as did an overweight in Arch Capital Group, Ltd., which underperformed the sector. Stock selection in the consumer discretionary sector also hurt relative results. Not owning certain consumer discretionary stocks with strong positive returns over the period hurt the Portfolio’s relative results, as did having an underweight in DoorDash, Inc., Class A, which significantly outperformed the sector. In addition, stock selection in the industrials and business services sector weighed on relative performance.

SA Multi-Managed Mid Cap Growth Portfolio
Average Annual Total Returns as of 03/31/24
	Class 1*	Class 2*	Class 3*
1-Year	23.67%	23.50%	23.37%
5-Year	10.97%	10.82%	10.69%
10-Year	10.86%	10.70%	10.58%
Since Inception	9.65%	8.01%	11.12%
*	Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

Avoiding several stocks that strongly outperformed hurt relative results, as did holding a stake in Valmont Industries, Inc., which underperformed and was subsequently eliminated from the Portfolio. Stock selection in the communication services sector made a positive contribution to relative performance. Stock selection in the consumer staples sector also helped relative results, particularly the positions in Celsius Holdings, Inc. and e.l.f. Beauty, Inc., which rose sharply.

The Portfolio component managed by Wellington Management Company LLP underperformed its benchmark for the period. Sector allocation, a result of the bottom-up stock selection process, was the primary driver of relative underperformance. The most significant detractors from relative results came from the Portfolio’s underweight allocation to the information technology sector and overweight to the health care sector. In contrast, the Portfolio’s overweight allocation to the consumer discretionary sector contributed to relative returns. Security selection also detracted from relative performance. Stock selection was weakest within the information technology, health care, and consumer discretionary sectors. Strong selection in the consumer staples and communication services sectors partially offset negative performance. Top detractors from relative performance during the period included overweight positions in agilon health, Inc. and Insulet Corp., and an out-of-benchmark position in SolarEdge Technologies, Inc. Agilon health, Inc., SolarEdge Technologies, Inc., and Insulet Corp. were eliminated at the end of the period. Top contributors to relative performance during the period included an out-of-benchmark position in ARM Holdings PLC and overweight positions in Celsius Holdings, Inc. and Spotify Technology SA. ARM Holdings PLC was eliminated at the end of the period.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current portfolio construction.

294

SA Multi-Managed Mid Cap Value Portfolio Class 1

COMPARISONS: PORTFOLIO VS. INDEXES (unaudited)

Investment Goal:	Long-term growth of capital

Managers:	T. Rowe Price Associates, Inc.
Massachusetts Financial Services Company
SunAmerica Asset Management, LLC

[1]	Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Mid Cap Value Portfolio — Class 1

The SA Multi-Managed Mid Cap Value Portfolio — Class 1 shares returned 23.09% for the 12-month period ending March 31, 2024, compared to a 20.40% return for the Russell Midcap® Value Index.

The Portfolio component managed by SunAmerica Asset Management, LLC invests in all or substantially all of the stocks included in the Russell Midcap® Value Index, a strategy known as “replication.”

The Portfolio component managed by Massachusetts Financial Services Company outperformed its benchmark for the period. Stock selection in both the information technology and health care sectors contributed to relative performance. Within the information technology sector, the Portfolio’s holding of Flex, Ltd. and Marvell Technology, Inc. bolstered relative results. Within the health care sector, owning shares of AmerisourceBergen also supported relative returns. Stocks in other sectors that contributed to relative results included overweight positions in XPO, Inc., Toll Brothers, Inc., Hartford Financial Services Group, Inc., Assurant, Inc., SLM Corp. and Evercore, Inc., Class A. Additionally, the Portfolio’s position in strong-performing Eaton Corp. PLC further aided relative results. Security selection in both the utilities and consumer discretionary sectors detracted from relative performance. Within the utilities sector, not owning shares of Constellation Energy Corp. and an overweight

SA Multi-Managed Mid Cap Value Portfolio
Average Annual Total Returns as of 03/31/24
	Class 1*	Class 2*	Class 3*
1-Year	23.09%	22.83%	22.72%
5-Year	11.21%	11.05%	10.93%
10-Year	8.55%	8.38%	8.27%
Since Inception	9.57%	9.18%	9.58%
*	Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

position in AES Corp. held back relative returns. Within the consumer discretionary sector, the Portfolio’s overweight position in LKQ Corp. dampened relative results. Elsewhere, not owning shares of Coinbase Global, Inc., Class A, Phillips 66, Vertiv Holdings Co., Class A, Parker-Hannifin Corp. and KKR & Co., Inc. hampered relative performance. Additionally, an overweight position in Sensata Technologies Holding PLC further weighed on relative performance.

The Portfolio component managed by T. Rowe Price Associates, Inc. outperformed its benchmark for the period. Security selection accounted for all of the Portfolio’s relative outperformance, with sector allocations modestly detracting. The information technology sector led relative returns due to favorable stock selection as the Portfolio’s position in Western Digital Corp. benefited returns. In the energy sector, stock selection contributed positively as the Portfolio’s holdings in the offshore exploration space continued to pay off in companies such as TechnipFMC PLC and Tidewater, Inc. Within the communication services sector, security selection added value as shares of News Corp. moved higher. Conversely, security selection within the industrials sector weighed on relative returns as shares of Alstom fell. Within the consumer discretionary sector, security selection detracted as shares of Rivian Automotive, Inc., Class A finished lower.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current portfolio construction.

295

SA Multi-Managed Moderate Growth Portfolio Class 1

COMPARISONS: PORTFOLIO VS. INDEXES (unaudited)

Investment Goal:	Long-term growth of capital, with capital preservation as a secondary objective

Managers:	J.P. Morgan Investment Management Inc.
Morgan Stanley & Co., Inc
Wellington Management Company LLP

[1]	The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

[2]

The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[3]

Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

[4]

The Bloomberg U.S. Aggregate Bond Index combines several Bloomberg fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[5]

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and higher price-earnings ratios, lower dividend yields and higher forecasted growth values.

[6]	The Blended Index consists of 37.9% Russell 1000® Index, 42.3% Bloomberg U.S. Aggregate Bond Index, 18% Russell 2000® Index, and 1.8% FTSE Treasury Bill 3 Month Index.

[7]	The FTSE Treasury Bill 3 Month Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

SA Multi-Managed Moderate Growth Portfolio
Average Annual Total Returns as of 03/31/24
	Class 1*	Class 2*	Class 3*
1-Year	17.75%	17.65%	17.45%
5-Year	5.61%	5.46%	5.35%
10-Year	6.24%	6.08%	5.98%
Since Inception	7.11%	4.70%	6.84%
*	Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Moderate Growth Portfolio Class 1

The SA Multi-Managed Moderate Growth Portfolio — Class 1 shares posted a return of 17.75% for the 12-month period ending March 31, 2024, compared to a 29.88% return for the S&P 500® Index, a 1.70% return for the Bloomberg U.S. Aggregate Bond Index and a 15.31% return for the Blended Index, which is comprised of 56% equity and 44% fixed income and short-term bonds.

The Portfolio allocates its assets among three distinct components. The managed components include a ‘fixed income component, a growth component, and a small cap growth component. The fixed income component, managed by Wellington Management Company LLP, is benchmarked to the Bloomberg U.S. Aggregate Bond Index. The growth component, managed by Morgan Stanley Investment Management, is benchmarked to the Russell 1000® Growth Index. The small cap growth component, managed by J.P. Morgan Investment Management, Inc., is benchmarked to the Russell 2000® Index.

The Portfolio component managed by Wellington Management Company LLP outperformed its benchmark for the period. Relative outperformance during the period was primarily driven by the Portfolio’s positioning within the credit and securitized sectors. Security selection within investment grade credit, particularly industrials,

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

296

SA Multi-Managed Moderate Growth Portfolio Class 1

COMPARISONS: PORTFOLIO VS. INDEXES (unaudited) — (continued)

contributed positively to results. An overweight to and security selection within utilities and financials also benefited relative performance. The Portfolio’s positioning in high yield credit also contributed favorably. The Portfolio’s allocation to securitized sectors, including non-agency residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), asset backed securities (ABS), and collateralized loan obligations (CLO), had a positive impact on relative results. An overweight to agency mortgage-backed securities (MBS) passthroughs also helped performance. During the period, the Portfolio used interest rate futures and swaps to manage duration and yield curve exposure, and currency forwards to manage currency risk. Overall, the combined net effects of tactical duration and yield curve positioning had a positive impact on results. Credit default swaps were used as a source of liquidity and to manage overall Portfolio credit exposure.

The Portfolio component managed by Morgan Stanley Investment Management underperformed its benchmark for the period, largely due to unfavorable stock selection. Large cap growth equities, as measured by the Russell 1000® Growth Index, advanced over the year. All sectors had positive performance; communication services, information technology and materials were the top performers, while real estate, consumer staples and energy were the bottom performers. Relative underperformance was mainly driven by stock selection in communication services, health care and financials and an underweight in information technology. NVIDIA Corp. was the greatest detractor among these sectors and across the Portfolio, due to the Portfolio’s underweight exposure. Illumina, Inc. and ZoomInfo Technologies, Inc. were the second and third largest detractors across holdings in the Portfolio, respectively. Stock selection in industrials was the greatest positive contributor to relative performance, where Uber Technologies, Inc. was the leading contributor in the sector and across the Portfolio. Stock selection in consumer discretionary also outperformed, as DoorDash, Inc., Class A was the second-largest contributor in the Portfolio. Portfolio performance also benefited from a lack of exposure to consumer staples and energy, along with an underweight in real estate. The Portfolio’s exposure to materials and zero weight in utilities had a neutral impact on relative performance.

The Portfolio component managed by J.P. Morgan Investment Management, Inc. outperformed its benchmark for the period. The industrial cyclical and retail sectors contributed to performance, while the pharmaceutical and REITs sectors detracted from performance. At the security level, overweights in Viking Therapeutics, Inc. and Super Micro Computer, Inc. contributed to performance, while overweights in Sonos, Inc. and ACELYRIN, Inc. detracted from performance. As of March 31, 2024, the Portfolio’s largest overweight exposures are in the consumer staples and finance sectors. The largest underweight exposures are in the consumer cyclical and systems hardware sectors.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

297

SA Multi-Managed Small Cap Portfolio Class 1

COMPARISONS: PORTFOLIO VS. INDEXES (unaudited)

Investment Goal:	Long-term growth of capital

Managers:	SunAmerica Asset Management, LLC
Schroder Investment Management North America Inc.
J.P. Morgan Investment Management Inc.

[1]

Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

SA Multi-Managed Small Cap Portfolio — Class 1

The SA Multi-Managed Small Cap Portfolio — Class 1 shares returned 16.06% for the 12-months ended March 31, 2024, compared to a 19.71% return for the Russell 2000® Index.

The Portfolio component managed by SunAmerica Asset Management, LLC invest in all or substantially all of the stocks included in the S&P Small Cap 600® Index, a strategy known as “replication.”

The Portfolio component managed by J.P. Morgan Investment Management, Inc. outperformed its benchmark for the period. The industrial cyclical and retail sectors contributed to performance, while the pharmaceutical and REITs sectors detracted from performance. At the security level, overweights in Viking Therapeutics, Inc. and Super Micro Computer, Inc. contributed to performance, while overweights in Sonos, Inc. and ACELYRIN, Inc., detracted from performance. As of March 31, 2024, the Portfolio’s largest overweight exposures are in the consumer staples and finance sectors. The largest underweight exposures are in the consumer cyclical and systems hardware sectors.

SA Multi-Managed Small Cap Portfolio
Average Annual Total Returns as of 03/31/24
	Class 1*	Class 2*	Class 3*
1-Year	16.06%	15.92%	15.77%
5-Year	8.78%	8.64%	8.51%
10-Year	6.81%	6.65%	6.55%
Since Inception	5.87%	5.03%	7.88%
*	Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

The Portfolio component managed by Schroder Investment Management North America Inc. underperformed its benchmark for the period. Stock selection made up most of the underperformance for the period. Health care and information technology were the key laggards. Stock selection in health care equipment detracted significantly due to ICU Medical, Inc., and Envista Holdings Corp. Biotechnology lagged due to both stock selection and sector allocation. ICU Medical, Inc., Envista Holdings Corp. and FibroGen, Inc. detracted over 300 basis points for the period. Within information technology, the Portfolio had a 174 basis point drag from not owning Super Micro Computer, Inc., which rose to its biggest weight ever in the Russell® 2000 Index. In March 2024, it reached over $60 billion in market capitalization and over 2% of the Russell® 2000 Index weight. The best performing areas from a sector point of view were financials, consumer staples and materials. Financials performed well due to stock selection in the capital markets industry and an overweight to insurance. Within consumer staples, despite an overweight to food products detracting, stock selection within the group added value. Materials benefitted from an overweight to construction materials.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current portfolio construction.

298

SA Putnam Asset Allocation Diversified Growth Portfolio Class 1

COMPARISONS: PORTFOLIO VS. INDEXES (unaudited)

Investment Goal:	Capital appreciation

Manager:	Putnam Investment Management, LLC

[1]	The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

[2]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

[3]

The Bloomberg U.S. Aggregate Bond Index combines several Bloomberg fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[4]

MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid cap representation across 21 of 23 developed markets, excluding U.S. and Canada. The index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties

[5]

The Blended Index consists of 60% Russell 3000® Index, 15% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE Index (net), 5% JP Morgan Developed High Yield Index and 5% MSCI Emerging Markets Index (net).

[6]

The JP Morgan Developed High Yield Index is designed to mirror the investable universe of the US dollar developed high yield corporate debt market, including domestic and international issues. International issues are comprised of only developed market issues.

SA Putnam Asset Allocation Diversified Growth Portfolio
Average Annual Total Returns as of 03/31/24
	Class 1*	Class 2*	Class 3*
1-Year	24.31%	24.08%	23.85%
5-Year	9.96%	9.81%	9.69%
10-Year	8.32%	8.16%	8.05%
Since Inception	6.75%	5.96%	7.93%
*	Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

[7]

MSCI Emerging Markets Index (net) captures large and mid cap representation across 24 emerging market countries. The index covers approximately 85% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

SA Putnam Asset Allocation Diversified Growth Portfolio — Class 1

The SA Putnam Asset Allocation Diversified Growth Portfolio — Class 1 shares posted a return of 24.31% for the 12-month period ending March 31, 2024, compared to an 29.29% return for the Russell 3000® Index and a 20.80% return for the Blended Index of 60% Russell 3000® Index, 15% MSCI EAFE Index (net), 15% Bloomberg U.S. Aggregate Bond Index, 5% JP Morgan Developed Market High Yield Index, and 5% MSCI Emerging Markets Index (net).

The Portfolio produced positive returns on an absolute basis and outperformed the Blended Index. Security selection enhanced performance over the past year. The Portfolio’s U.S. large-cap core equity, international equity, and fundamental emerging market equity holdings were the main drivers of performance, while U.S. small-cap core equity holdings also added value. In contrast, the Portfolio’s core fixed income and high-yield fixed income holdings led to a small loss.

Overall, asset allocation decisions were negative over the past 12 months. The Portfolio was underweight equity risk relative to the Blended Index, which hurt performance. A tactical modest underweight position to interest-rate risk relative to the Blended Index led to a positive contribution.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current portfolio construction.

299

SA T. Rowe Price Growth Stock Portfolio Class 1

COMPARISONS: PORTFOLIO VS. INDEXES (unaudited)

Investment Goal:	Long-term capital appreciation, with a secondary objective of increasing dividend income

Manager:	T. Rowe Price Associates, Inc.

[1]

The Russell 1000® Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.corebridgefinancial.com/annuities for performance data current to the most recent month-end.

SA T. Rowe Price Growth Stock Portfolio — Class 1

The SA T. Rowe Growth Stock Portfolio — Class 1 shares returned 40.52% for the 12-month period ending March 31, 2024, compared to a return of 39.00% for the Russell 1000® Growth Index.

Favorable stock selection was the most significant driver of relative outperformance. Of the securities held in the Portfolio during the period, positions in Eli Lilly & Co. and Intuitive Surgical, Inc. were among the largest contributors, while the Portfolio’s significant holding in NVIDIA Corp. also assisted. Alternatively, the Portfolio’s stake in Estee Lauder Cos., Inc., which has been eliminated, detracted from results.

Beneficial sector allocation also added value to relative returns during the period. An underweight position in the consumer staples sector and an overweight position in the communication services sector contributed the most. Alternatively, an overweight allocation in the health care sector weighed on relative results.

SA T. Rowe Price Growth Stock Portfolio
Average Annual Total Returns as of 03/31/24
	Class 1*	Class 2*	Class 3*
1-Year	40.52%	40.25%	40.17%
5-Year	12.17%	11.99%	11.89%
10-Year	12.79%	12.62%	12.51%
Since Inception	10.09%	8.17%	10.86%
*	Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

300

Seasons Series Trust

SUPPLEMENTS TO THE PROSPECTUS

Filed under Rules 497(e) and 497(k)

Registration No. 333-08653

SEASONS SERIES TRUST

SA Multi-Managed International Equity Portfolio

(the “Portfolio”)

Supplement dated March 29, 2024

to the Portfolio’s Summary Prospectus and Prospectus dated

July 28, 2023, as supplemented and amended to date

Raymond A. Mills has announced his retirement from T. Rowe Price Associates, Inc. (“T. Rowe Price”) at the end of 2024. Mr. Mills will continue to serve on the portfolio management team of the Portfolio until his retirement. In order to provide continuity, Elias Chrysostomou will transition from associate portfolio manager to co-portfolio manager of the Portfolio effective April 1, 2024 (the “Effective Date”), and on January 1, 2025, will become the sole portfolio manager for the T. Rowe Price-managed sleeve of the Portfolio. As Mr. Chrysostomou is an employee of TRP International (“TRPIL”), a wholly owned subsidiary of T. Rowe Price, T. Rowe Price has requested approval of a new Sub-Subadvisory Agreement (the “Sub-Subadvisory Agreement”) between T. Rowe Price and TRPIL. TRPIL is a corporation organized and existing under the laws of the United Kingdom.

At a meeting held on March 20, 2024, the Board of Trustees of Seasons Series Trust (the “Board”) approved the Sub-Subadvisory Agreement, which will become effective on the Effective Date.

The Board has the authority, pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission, to enter into subadvisory agreements without a shareholder vote under certain conditions. Shareholders of record as of the close of business on the Effective Date will receive a notice that explains how to access an Information Statement, which will include more information about TRPIL and the Sub-Subadvisory Agreement.

The following changes are made to the Summary Prospectus and Prospectus as of the Effective Date:

The paragraph in the subsection of the Summary Prospectus entitled “Investment Adviser” and in the subsection of the Prospectus entitled “Portfolio Summary: SA Multi-Managed International Equity Portfolio – Investment Adviser” is deleted in its entirety and replaced with the following:

The Portfolio’s investment adviser is SunAmerica. The Portfolio is subadvised by SIMNA and T. Rowe Price Associates, Inc. (“T. Rowe Price”). The Portfolio is sub-subadvised by T. Rowe Price International Ltd. SunAmerica passively manages a portion of the Portfolio. The portfolio managers are noted below.

In the same subsection, in the table under the heading “Portfolio Managers,” the following is added under T. Rowe Price:

Name and Title	Portfolio Manager of the Portfolio Since
Elias Chrysostomou, CFA Vice President and Co-Portfolio Manager	April 2024

In the section of the Prospectus entitled “Management,” under the heading “Information about the Subadvisers,” the following information is added after “T. Rowe Price Associates, Inc. (“T. Rowe Price”)”:

T. Rowe Price International Ltd. (“TRPIL”) is located at 60 Queen Victoria Street, London, United Kingdom. TRPIL is a UK corporation, organized in 2000 and a wholly owned subsidiary of T. Rowe Price. TRPIL is a registered investment adviser under the Investment Advisers Act of 1940 and is also authorized and regulated by the UK Financial Conduct Authority.

A portion of the SA Multi-Managed International Equity Portfolio is managed by Elias Chrysostomou, CFA. Mr. Chrysostomou serves as Portfolio Manager and Vice President in the International Core Equity Strategy in the International Equity Division. He joined TRPIL in 2019, beginning in the Equity Division and his investment management experience dates back to 2002.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Summary Prospectus or Prospectus, as applicable.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

301

Seasons Series Trust

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust’s Portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Seasons Series Trust Portfolios voted proxies related to securities held in Seasons Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

302

ANNUITY SERVICE CENTER P.O. BOX 15570 AMARILLO, TX 79105-5570 CHANGE SERVICE REQUESTED

J1906AR.20 (5/24)

(b) Not applicable.

Item 2. Code of Ethics.

Seasons Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the “Code”). During the fiscal year ended March 31, 2024, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Financial Officers (the “Covered Officers”).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Jane Jelenko, Tracey C. Doi and Charles H. Self III each qualify as audit committee financial experts, as defined in Item 3(b) of Form N-CSR. Ms. Jelenko, Ms. Doi and Mr. Self are considered to be “independent” for purposes of Item 3(a) (2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2023	2024
(a) Audit Fees	$812,149	$852,757
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$180,754	$189,797
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2023	2024
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$493,973	$428,799

(e) (1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entities controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provide ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provide ongoing services to the registrant for 2023 and 2024 were $674,727 and $938,596 respectively.

(h) Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provide ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included in Item 1 to the Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the Principal Executive Officer and Principal Financial Officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the Principal Executive Officer and Principal Financial Officer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 14. Exhibits.

(a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Not applicable.

(3) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit  99.CERT.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
Principal Executive Officer

Date: June 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
Principal Executive Officer

Date: June 7, 2024

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Principal Financial Officer

Date: June 7, 2024